As filed with the Securities and Exchange Commission on October 1, 2002


                                              1933 Act Registration No. 33-21660
                                              1940 Act Registration No. 811-5551

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  [  X  ]
                                                                          -----

      Pre-Effective Amendment No. _____                                  [_____]


      Post-Effective Amendment No. 37                                    [  X  ]
                                  -----                                   -----


                                       and


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          [  X  ]
                                                                          -----


      Amendment No.   38
                     ---

                        (Check appropriate box or boxes)

                                  AMSOUTH FUNDS
               (Exact name of registrant as specified in charter)
                                3435 Stelzer Road
                              Columbus, Ohio 43219
                    (Address of principal executive offices)

       Registrant's telephone number, including area code: 1-800-451-8382

                                 J. David Huber
                                  AmSouth Funds
                                3435 Stelzer Road
                              Columbus, Ohio 43219
                     (Name and Address of Agent for Service)

                                   Copies to:


                           Clifford J. Alexander, Esq.
                           Kirkpatrick & Lockhart LLP
                         1800 Massachusetts Avenue, N.W.
                             Washington, D. C. 20036


Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement

It is proposed that this filing will become effective (check appropriate box):

[ ] Immediately upon filing pursuant to paragraph (b)
[ ] On ____________pursuant to paragraph (b)

[X] 60 days after filing pursuant to paragraph (a)(1)

[ ] On ___________ pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] On ___________ pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                  AmSouth Funds

                       Contents of Registration Statement


This Registration Statement consists of the following papers and documents.

      Cover Sheet

      Contents of Registration Statement

      Part A -  Prospectus - Class A Shares; Class B Shares
                Prospectus - Class I Shares
                Prospectus  - Money Market Funds, Class A Shares, Class B Shares
                              Institutional Shares

      Part B -  Statement of Additional Information

      Part C -  Other Information

      Signature Page

      Powers of Attorney

      Exhibit Index

      Exhibits

                                   PROSPECTUS

                                 CLASS A SHARES
                                 CLASS B SHARES


                                DECEMBER 1, 2002





                              [AMSOUTH FUNDS LOGO]






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As with all  mutual  funds,  the  Securities  and  Exchange  Commission  has not approved or disapproved these Fund shares or determined whether this prospectus is truthful or complete. Anyone who tells you otherwise is committing a crime.
--------------------------------------------------------------------------------

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AMSOUTH FUNDS                                                  TABLE OF CONTENTS
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     [LOGO] DESCRIPTION OF THE FUNDS - OBJECTIVES, RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------
CAREFULLY REVIEW THIS IMPORTANT         Overview
SECTION, WHICH SUMMARIZES EACH          EQUITY FUNDS
FUND'S INVESTMENTS, RISKS, PAST         Value Fund
PERFORMANCE, AND FEES                   Select Equity Fund
                                        Enhanced Market Fund
                                        Large Cap Fund
                                        Capital Growth Fund
                                        Mid Cap Fund
                                        Small Cap Fund
                                        International Equity Fund
                                        HYBRID FUNDS
                                        Balanced Fund
                                        Strategic Portfolios: Aggressive Growth
                                          Portfolio
                                        Strategic Portfolios: Growth Portfolio
                                        Strategic Portfolios: Growth and Income
                                          Portfolio
                                        Strategic Portfolios: Moderate Growth
                                          and Income Portfolio
                                        BOND FUNDS
                                        Government Income Fund
                                        Limited Term Bond Fund
                                        Bond Fund
                                        Municipal Bond Fund
                                        Florida Tax-Exempt Fund
                                        Tennessee Tax-Exempt Fund

                [LOGO] ADDITIONAL INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------
REVIEW THIS SECTION FOR                 EQUITY FUNDS
INFORMATION ON INVESTMENT               Value Fund
STRATEGIES AND THEIR RISKS              Select Equity Fund
                                        Enhanced Market Fund
                                        Large Cap Fund
                                        Capital Growth Fund
                                        Mid Cap Fund
                                        Small Cap Fund
                                        International Equity Fund
                                        International Equity, Mid  Cap, Capital
                                        Growth and Large Cap Funds
                                        Equity Funds and Bond Funds
                                        HYBRID FUNDS
                                        Balanced Fund
                                        BOND FUNDS
                                        Government Income Fund
                                        Limited Term Bond Fund
                                        Bond Fund
                                        Municipal Bond Fund
                                        Florida Tax-Exempt Fund
                                        Tennessee Tax-Exempt Fund

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AMSOUTH FUNDS                                                  TABLE OF CONTENTS
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                             [LOGO] FUND MANAGEMENT
--------------------------------------------------------------------------------
Review  this  section for details       The Investment Advisor
on the people and organizations         The Investment Sub-Advisors
who oversee the Funds.                  Portfolio Managers
                                        The Distributor and Administrator

                     [LOGO] SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------
Review this section for details         Choosing a Share Class
on how shares are valued, how to        Pricing of Fund Shares
purchase, sell and exchange             Purchasing and Adding to Your Shares
shares, related charges and             Selling Your Shares
payments of dividends and               General Policies on Selling Shares
distributions.                          Distribution Arrangements/Sales Charges
                                        Exchanging Your Shares
                                        Dividends, Distributions and Taxes

                    [LOGO] OTHER INFORMATION ABOUT THE FUNDS
--------------------------------------------------------------------------------
                                        Financial Highlights

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DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES        OVERVIEW
--------------------------------------------------------------------------------

THE FUNDS                              AmSouth  Funds  is a mutual  fund  family
                                       that offers  different  classes of shares
                                       in   separate    investment    portfolios
                                       ("Funds").   The  Funds  have  individual
                                       investment  goals  and  strategies.  This
                                       prospectus     gives    you     important
                                       information  about the Class A Shares and
                                       Class   B   Shares    of   the    Capital
                                       Appreciation    Funds,    the   Strategic
                                       Portfolios and the Income Funds that you should know before investing. The Funds also offer an additional class of shares called Class I Shares, formerly Trust
                                       Shares, which is offered in a separate prospectus. Please read this prospectus and keep it for future reference. Each of the Funds in this prospectus is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities like stocks and bonds. Before you look at specific Funds, you should know a few general basics about investing in mutual funds. The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies or government units.
                                       These price movements, sometimes called volatility, will vary depending on the types of securities a Fund owns and the markets where these securities trade.


                                       LIKE  OTHER  INVESTMENTS,  YOU COULD LOSE
                                       MONEY ON YOUR  INVESTMENT IN A FUND. YOUR
                                       INVESTMENT  IN A FUND IS NOT A DEPOSIT OR
                                       AN  OBLIGATION   OF  AMSOUTH  BANK,   ITS
                                       AFFILIATES,   OR  ANY  BANK.  IT  IS  NOT
                                       INSURED  BY THE  FDIC  OR ANY  GOVERNMENT
                                       AGENCY.

                                       Each Fund has its own investment goal and
                                       strategies   for   reaching   that  goal.
                                       However,  it cannot be guaranteed  that a
                                       Fund  will   achieve  its  goal.   Before
                                       investing, make sure that the Fund's goal matches your own. The portfolio manager invests each Fund's assets in a way that the manager believes will help the Fund achieve its goal. A manager's judgments about the stock markets, economy and companies, or selecting investments may cause a Fund to underperform other funds with similar objectives.

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DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------


                                       EQUITY FUNDS


                                       These Funds seek capital appreciation and
                                       invest  primarily  in equity  securities,
                                       principally   common  stocks  and,  to  a
                                       limited  extent,   preferred  stocks  and
                                       convertible securities.

WHO MAY WANT TO INVEST                 Consider  investing in these Funds if you
                                       are:

                                       o     seeking  a  long-term  goal such as
                                             retirement
                                       o     looking  to add a growth  component
                                             to your portfolio
                                       o     willing  to  accept  the  risks  of
                                             investing in the stock markets

                                       These Funds may not be appropriate if you are:

                                       o     pursuing  a   short-term   goal  or
                                             investing emergency reserves

                                       o     uncomfortable  with  an  investment
                                             that will fluctuate in value

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DESCRIPTION OF THE FUNDS - OBJECTIVES,                        AMSOUTH VALUE FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

                                       RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE                   The  Fund   seeks   capital   growth   by
                                       investing   primarily  in  a  diversified
                                       portfolio of common stock and  securities
                                       convertible  into common  stock,  such as
                                       convertible    bonds   and    convertible
                                       preferred   stock.   The   production  of
                                       current    income   is   an    incidental
                                       objective.

PRINCIPAL INVESTMENT STRATEGIES        The  Fund  invests  primarily  in  common
                                       stocks   that   the   portfolio   manager
                                       believes to be  undervalued.  In managing
                                       the  Fund's   portfolio,   the  portfolio
                                       manager   uses  a  variety  of   economic
                                       projections, quantitative techniques, and
                                       earnings   projections   in   formulating
                                       individual   stock   purchase   and  sale
                                       decisions.  The  portfolio  manager  will
                                       select investments believed to have basic
                                       investment value which will eventually be
                                       recognized  by  other   investors,   thus
                                       increasing their value to the Fund.


                                       The Fund may also invest in certain other
                                       equity  securities  in  addition to those
                                       described  above.  For  a  more  complete
                                       description of the various  securities in
                                       which the Fund may invest, please see the
                                       Additional   Investment   Strategies  and
                                       Risks on page __ or consult the SAI.


PRINCIPAL INVESTMENT RISKS             Your   investment  in  the  Fund  may  be
                                       subject to the following principal risks:

                                       MARKET  RISK:  The  possibility  that the
                                       Fund's  stock  holdings  will  decline in
                                       price  because  of a broad  stock  market
                                       decline.   Markets   generally   move  in
                                       cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

                                       INVESTMENT STYLE RISK: The possibility that the market segment on which this Fund focuses - undervalued stocks - will underperform other kinds of investments or market averages.

                                       The Fund may trade  securities  actively,
                                       which  could  increase  its   transaction
                                       costs (thereby  lowering its performance)
                                       and may increase the amount of taxes that
                                       you   pay.   If  the  Fund   invests   in
                                       securities with additional risks, its share price volatility accordingly could be greater and its performance lower.


                                       For more  information  about these risks,
                                       please  see  the  Additional   Investment
                                       Strategies and Risks on page __.

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DESCRIPTION OF THE FUNDS - OBJECTIVES,                        AMSOUTH VALUE FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the Fund's performance over time to that of the S&P 500/Barra Value(R) Index, a widely recognized, unmanaged index of growth and value stocks. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

                                        PERFORMANCE BAR CHART AND TABLE
                                        YEAR-BY-YEAR TOTAL RETURNS AS OF
                                       12/31 FOR CLASS A SHARES (1), (2)

                                                 [BAR GRAPH]
                                1992                                      10.33%
                                1993                                      18.38%
                                1994                                       0.37%
                                1995                                      27.39%
                                1996                                      15.74%
                                1997                                      32.3%
                                1998                                      17.61%
                                1999                                       3.86%
                                2000                                       5.08%
                                2001                                          %
                                ------------------------------------------------
                                            The bar chart above does not reflect
                                            any applicable sales charges which
                                            would reduce returns. The Fund's
                                            total return from 1/1/02 to 9/30/02
                                            was ______%.
                                ------------------------------------------------

The returns for Class B Shares will differ from the Class A Shares returns shown in the bar chart because of differences in the expenses of each class. The table assumes that Class B shareholders redeem all of their Fund shares at the end of the period indicated.

                                      Best quarter:
                                      Worst quarter:
                                      ------------------------------------------

                                              AVERAGE ANNUAL TOTAL RETURNS
                                              (for the periods ending
                                              December 31, 2001)(1)

                                              ----------------------------------

                                     1          5         10     SINCE INCEPTION
                                    YEAR       YEARS     YEARS       (12/31/88)
                                 -----------------------------------------------
CLASS A SHARES Return
Before Taxes (with 5.50%
sales charge)
                                 -----------------------------------------------
CLASS B SHARES(2) Return
Before Taxes (with applicable
Contingent Deferred Sales
Charge)
                                 -----------------------------------------------
CLASS A SHARES Return
After Taxes on Distributions
                                 -----------------------------------------------
CLASS A SHARES Return
After Taxes on Distributions
and Sale of Fund Shares
                                 -----------------------------------------------
S&P 500/BARRA VALUE INDEX(R)
                                 -----------------------------------------------
S&P 500(R)INDEX(3)
                                 -----------------------------------------------

(1) Both charts assume reinvestment of dividends and distributions.

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DESCRIPTION OF THE FUNDS - OBJECTIVES,                        AMSOUTH VALUE FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

(2) Performance for the Class B Shares, which commenced operations on 9/3/97, is based on the historical performance of the Class A Shares (without sales charge) prior to that date. The historical performance for the Class B Shares has been adjusted to reflect the higher distribution (12b-1) fees and the contingent deferred sales charge (CDSC).

(3) The S&P 500(R) Index is a widely recognized, unmanaged index of common stock. The Fund has changed its benchmark from the S&P 500(R) Index to the S&P500/Barra Value(R) Index in order to provide a more appropriate market comparison for the Fund's performance.

The table shows the impact of taxes on the Fund's returns. After-tax returns are only shown for Class A Shares and may vary for Class B Shares. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after tax returns depend on an investor's tax situation and may differ from those shown. Also note that after tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

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DESCRIPTION OF THE FUNDS - OBJECTIVES,                        AMSOUTH VALUE FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

As an investor in the Value Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

CONTINGENT DEFERRED SALES CHARGE

Some Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge.

                                   FEES AND EXPENSES

SHAREHOLDER TRANSACTION EXPENSES                     CLASS A           CLASS B
(EXPENSES PAID BY YOU DIRECTLY)(1)                   SHARES            SHARES


Maximum Sales Charge (Load) on Purchases              5.50%(2)          None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)                  None              5.00%(3)
--------------------------------------------------------------------------------
Redemption Fee(4)                                     2.00%             2.00%

ANNUAL FUND OPERATING EXPENSES                       CLASS A           CLASS B
(FEES PAID FROM FUND ASSETS)                         SHARES            SHARES

Management Fee                                        0.80%             0.80%
--------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fee               0.00%             0.75%
--------------------------------------------------------------------------------
Other Expenses(5)
--------------------------------------------------------------------------------
      Total Fund Operating Expenses(5)
--------------------------------------------------------------------------------

(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase. See "Distribution Arrangements."

(3) A CDSC on Class B Shares held continuously declines over six years, starting with year one and ending in year seven from: 5%, 4%, 3%, 3%, 2%, 1%. Approximately eight years after purchase, Class B Shares automatically convert to Class A Shares.

(4) A redemption fee of 2.00% will be charged on sales or exchanges of Class A Shares and Class B Shares made within 30 days of the date of purchase. See "Redemption Fee." A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

(5) Other expenses are being limited to ___% for Class A Shares and ___% for Class B Shares. Total expenses after fee waivers and expense reimbursements for each class are: Class A Shares, ___%; and Class B Shares, ___%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

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DESCRIPTION OF THE FUNDS - OBJECTIVES,                        AMSOUTH VALUE FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

                                           EXPENSE EXAMPLE

                                                   1        3       5        10
                                                 YEAR     YEARS   YEARS    YEARS
                    CLASS A SHARES             $         $       $        $
                    ------------------------------------------------------------
                    CLASS B SHARES
                    Assuming redemption        $         $       $        $
                    Assuming no redemption     $         $       $        $
                    ------------------------------------------------------------

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:
    o   $10,000 investment
    o   5% annual return
    o   no changes in the Fund's operating expenses
    o   redemption at the end of each period

Because actual returns and operating expenses will be different, this example is for comparison only.

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DESCRIPTION OF THE FUNDS - OBJECTIVES, RISK/          AMSOUTH SELECT EQUITY FUND
RETURN AND EXPENSES
--------------------------------------------------------------------------------

                                       RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE                   The  Fund  seeks   long-term   growth  of
                                       capital by investing  primarily in common
                                       stocks and  securities  convertible  into
                                       common stocks such as  convertible  bonds
                                       and  convertible  preferred  stocks.  The
                                       portfolio   manager  does  not  currently
                                       intend    to     purchase     convertible
                                       securities.

PRINCIPAL INVESTMENT                   The  Fund  invests  primarily  in  common
STRATEGIES                             stocks   of    companies    with   market
                                       capitalizations  greater  than $2 billion
                                       at the time of purchase  and that possess
                                       a   dominant   market   share   and  have
                                       barriers, such as a patent or well-known brand name, that shields their market share and profits from competitors.

                                       In  managing  the Fund's  portfolio,  the
                                       portfolio managers continuously monitor a
                                       universe of companies  possessing "market
                                       power"  to  look  for   opportunities  to
                                       purchase   these  stocks  at   reasonable
                                       prices.  "Market  power" is a combination
                                       of  dominant  market  share and a barrier
                                       that  protects  that  market  share.   In
                                       selecting  individual   securities,   the
                                       portfolio  managers  look  for  companies
                                       that  appear  undervalued.  The  managers
                                       then  conduct a  fundamental  analysis of
                                       the stock,  the industry and the industry
                                       structure.  The  portfolio  managers will
                                       then  purchase  those   companies   whose
                                       market power,  in the managers'  opinion,
                                       is  intact.  As a result,  the  portfolio
                                       managers   may  focus  on  a   relatively
                                       limited number of stocks (i.e., generally
                                       25 or less). The Fund is non-diversified.

                                       The Fund may also invest in certain other
                                       equity  securities  in  addition to those
                                       described  above.  For  a  more  complete
                                       description of the various  securities in
                                       which the Fund may invest, please see the
                                       Additional   Investment   Strategies  and
                                       Risks on page __ or consult the SAI.

PRINCIPAL INVESTMENT RISKS             Your   investment  in  the  Fund  may  be
                                       subject to the following principal risks:

                                       MARKET  RISK:  The  possibility  that the
                                       Fund's  stock  holdings  will  decline in
                                       price  because  of a broad  stock  market
                                       decline.   Markets   generally   move  in
                                       cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

                                       INVESTMENT  STYLE RISK:  The  possibility
                                       that the  market  segment  on which  this
                                       Fund focuses - undervalued  growth stocks
                                       -  will   underperform   other  kinds  of
                                       investments or market averages.

                                       NON-DIVERSIFIED RISK: The Fund may invest
                                       in a small number of companies  which may
                                       increase the  volatility  of the Fund. If
                                       the  companies  in which the Fund invests
                                       perform  poorly,  the Fund  could  suffer
                                       greater   losses  than  if  it  had  been
                                       invested   in   a   greater   number   of
                                       companies.

                                       The Fund may trade  securities  actively,
                                       which  could  increase  its   transaction
                                       costs (thereby  lowering its performance)
                                       and may increase the amount of taxes that
                                       you pay. However,  the portfolio managers
                                       expect that the Fund's  annual  portfolio
                                       turnover  rate will average less than 50%
                                       each  year.   If  the  Fund   invests  in
                                       securities  with  additional  risks,  its
                                       share price volatility  accordingly could
                                       be greater and its performance lower. For
                                       more   information   about  these  risks,
                                       please  see  the  Additional   Investment
                                       Strategies and Risks on page __.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS - OBJECTIVES, RISK/          AMSOUTH SELECT EQUITY FUND
RETURN AND EXPENSES
--------------------------------------------------------------------------------

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below it compares the Fund's performance over time to that of the S&P 500 (R) Index, a widely recognized, unmanaged index of common stocks. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

                                          PERFORMANCE BAR CHART AND TABLE
                                         YEAR-BY-YEAR TOTAL RETURNS AS OF
                                         12/31 FOR CLASS A SHARES(1), (2)

                                                   [BAR GRAPH]
                                1999                                     -10.12%
                                2000                                      12.66%
                                2001                                          %
                                ------------------------------------------------
                                            The bar chart above does not reflect
                                            any applicable sales charges which
                                            would reduce returns. The Fund's
                                            total return from 1/1/02 to 9/30/02
                                            was _______%.
                                ------------------------------------------------

The returns for Class B Shares will differ from the Class A Shares returns shown in the bar chart because of differences in the expenses of each class. The table assumes that Class B shareholders redeem all of their Fund shares at the end of the period indicated.

                                                Best quarter:
                                                Worst quarter:
                                                --------------------------------

                                                    AVERAGE ANNUAL TOTAL RETURNS
                                                    (for the periods ending
                                                     December 31, 2001)(1)
                                                    ----------------------------

                                            1           3        SINCE INCEPTION
                                           YEAR       YEARS         (9/1/98)
                                         ---------------------------------------
               CLASS A SHARES Return
               Before Taxes (with 5.50%
               sales charge)
                                         ---------------------------------------
               CLASS B SHARES(2) Return
               Before Taxes (with
               applicable Contingent
               Deferred Sales Charge)
                                         ---------------------------------------
               CLASS A SHARES Return
               After Taxes on
               Distributions
                                         ---------------------------------------
               CLASS A SHARES Return
               After Taxes on
               Distributions and Sale
               of Fund Shares
                                         ---------------------------------------
               S&P 500 (R) INDEX
                                         ---------------------------------------

(1) Both charts assume reinvestment of dividends and distributions.

(2) Performance for the Class B Shares, which commenced operations on 9/2/98, is based on the historical performance of the Class A Shares (without sales charge) prior to that date. The historical performance for the Class B Shares has been adjusted to reflect the higher distribution (12b-1) fees and the contingent deferred sales charge (CDSC).

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS - OBJECTIVES, RISK/          AMSOUTH SELECT EQUITY FUND
RETURN AND EXPENSES
--------------------------------------------------------------------------------

The table shows the impact of taxes on the Fund's returns. After-tax returns are only shown for Class A Shares and may vary for Class B Shares. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after tax returns depend on an investor's tax situation and may differ from those shown. Also note that after tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS - OBJECTIVES, RISK/          AMSOUTH SELECT EQUITY FUND
RETURN AND EXPENSES
--------------------------------------------------------------------------------

As an investor in the Select Equity Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

CONTINGENT DEFERRED SALES CHARGE

Some Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge.

                                          FEES AND EXPENSES

                  SHAREHOLDER TRANSACTION EXPENSES         CLASS A      CLASS B
                  (EXPENSES PAID BY YOU DIRECTLY)(1)       SHARES       SHARES

                  Maximum Sales Charge (Load) on           5.50%(2)      None
                  Purchases
                  --------------------------------------------------------------
                  Maximum Deferred Sales Charge (Load)     None         5.00%(3)
                  --------------------------------------------------------------
                  Redemption Fee(4)                        2.00%        2.00%

                  ANNUAL FUND OPERATING EXPENSES (FEES     CLASS A      CLASS B
                  PAID FROM FUND ASSETS)                   SHARES       SHARES

                  Management Fee                           0.80%        0.80%
                  --------------------------------------------------------------
                  Distribution and/or Service (12b-1)      0.00%        0.75%
                  Fee
                  --------------------------------------------------------------
                  Other Expenses(5)
                  --------------------------------------------------------------
                  Total Fund Operating Expenses(5)
                  --------------------------------------------------------------

(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase. See "Distribution Arrangements."

(3) A CDSC on Class B Shares held continuously declines over six years starting with year one and ending in year seven from: 5%, 4%, 3%, 3%. 2%, 1%. Approximately eight years after purchase, Class B Shares automatically convert to Class A Shares.

(4) A redemption fee of 2.00% will be charged on sales or exchanges of Class A Shares and Class B Shares made within 30 days of the date of purchase. See "Redemption Fee." A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

(5) Other expenses are being limited to ___% for Class A Shares and Class B Shares are being limited to ___%. Total expenses after fee waivers and expense reimbursements for each class are: Class A Shares, ___%; and Class B Shares, ___%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS - OBJECTIVES, RISK/          AMSOUTH SELECT EQUITY FUND
RETURN AND EXPENSES
--------------------------------------------------------------------------------

                                         EXPENSE EXAMPLE

                                        1           3           5           10
                                      YEAR        YEARS       YEARS       YEARS
              CLASS A SHARES
              ------------------------------------------------------------------
              CLASS B SHARES
              Assuming redemption
              Assuming no
              redemption
              ------------------------------------------------------------------

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:
    o    $10,000 investment
    o    5% annual return
    o    no changes in the Fund's operating expenses
    o    redemption at the end of each period

Because actual returns and operating expenses will be different, this example is for comparison only.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS - OBJECTIVES,              AMSOUTH ENHANCED MARKET FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

                                       RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE                   The  Fund  seeks  to  produce   long-term
                                       growth of capital by investing  primarily
                                       in  a  diversified  portfolio  of  common
                                       stock  and  securities  convertible  into
                                       common stocks such as  convertible  bonds
                                       and  convertible   preferred  stock.  The
                                       portfolio   manager  does  not  currently
                                       intend    to     purchase     convertible
                                       securities.

PRINCIPAL INVESTMENT STRATEGIES        The Fund invests in a broadly diversified
                                       portfolio    of   S&P   500(R)    stocks,
                                       overweighting   relative   to  their  S&P
                                       weights those that the portfolio manager believes to be undervalued compared to others in the index. The Fund seeks to maintain risk characteristics similar to that of the S&P 500 (R) Index and, normally, invests at least 80% of its assets in common stocks drawn from the Index.

                                       The portfolio  manager's  stock selection
                                       process      utilizes      computer-aided
                                       quantitative   analysis.   The  portfolio
                                       manager's  computer models use many types
                                       of data,  but  emphasize  technical  data
                                       such as  price  and  volume  information.
                                       Applying  these  models to stocks  within
                                       the S&P  500(R),  the  portfolio  manager
                                       hopes to  generate  more  capital  growth
                                       than  that  of  the  S&P  500  (R).   The
                                       portfolio manager's emphasis on technical
                                       analyses can result in significant shifts
                                       in portfolio holdings at different times.
                                       However,  stringent  risk controls at the
                                       style,   industry  and  individual  stock
                                       levels help ensure the Fund maintains risk characteristics similar to those of the S&P 500 (R).

                                       The Fund may also invest in certain other
                                       equity  securities  in  addition to those
                                       described  above.  For  a  more  complete
                                       description of the various  securities in
                                       which the Fund may invest, please see the
                                       Additional   Investment   Strategies  and
                                       Risks on page __ or consult the SAI.

PRINCIPAL INVESTMENT RISKS             Your   investment  in  the  Fund  may  be
                                       subject to the following principal risks:

                                       MARKET  RISK:  The  possibility  that the
                                       Fund's  stock  holdings  will  decline in
                                       price  because  of a broad  stock  market
                                       decline.   Markets   generally   move  in
                                       cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

                                       INVESTMENT  STYLE RISK:  The  possibility
                                       that the  market  segment  on which  this
                                       Fund  focuses -- stocks in the S&P 500(R)
                                       Index  which  are  primarily   large  cap
                                       companies - will underperform other kinds of investments or market averages.

                                       The Fund may trade  securities  actively,
                                       which  could  increase  its   transaction
                                       costs (thereby  lowering its performance)
                                       and may increase the amount of taxes that
                                       you   pay.   If  the  Fund   invests   in
                                       securities  with  additional  risks,  its
                                       share price volatility  accordingly could
                                       be greater and its performance lower. For
                                       more   information   about  these  risks,
                                       please  see  the  Additional   Investment
                                       Strategies and Risks on page __.

                                       "S&P 500" is a registered service mark of Standard & Poor's Corporation, which does not sponsor and is in no way affiliated with the Fund.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS - OBJECTIVES,              AMSOUTH ENHANCED MARKET FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below it compares the Fund's performance over time to that of the S&P 500 (R) Index, a widely recognized, unmanaged index of common stocks. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

                                           PERFORMANCE BAR CHART AND TABLE
                                        YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
                                                FOR CLASS A SHARES(1)

                                                     [BAR GRAPH]
                                 1999                                    21.05%
                                 2000                                    -8.24%
                                 2001                                        %
                                 -----------------------------------------------
                                         The bar chart above does not reflect
                                         any applicable sales charges which
                                         would reduce returns. The Fund's total
                                         return from 1/1/02 to 9/30/02 was
                                         ______%.
                                 -----------------------------------------------

The returns for Class B Shares will differ from the Class A Shares returns shown in the bar chart because of differences in the expenses of each class. The table assumes that Class B shareholders redeem all of their Fund shares at the end of the period indicated.

                                         Best quarter:
                                         Worst quarter:
                                         ----------------------------------

                                              AVERAGE ANNUAL TOTAL RETURNS
                                              (for the periods ending
                                              December 31, 2001)(1)
                                              -----------------------------

                                                 1               SINCE INCEPTION
                                                YEAR                (9/1/98)
                                   ---------------------------------------------
CLASS A SHARES Return
Before Taxes (with 5.50%
sales charge)
                                   ---------------------------------------------
CLASS B SHARES(2) Return
Before Taxes (with applicable
Contingent Deferred Sales
Charge)
                                   ---------------------------------------------
CLASS A SHARES Return
After Taxes on Distributions
                                   ---------------------------------------------
CLASS A SHARES Return
After Taxes on Distributions
and Sale of Fund Shares
                                   ---------------------------------------------
S&P 500 (R) Index
                                   ---------------------------------------------

(1) Both charts assume reinvestment of dividends and distributions.

(2) Performance for the Class B Shares, which commenced operations on 9/2/98, is based on the historical performance of the Class A Shares (without sales charge) prior to that date. The historical performance for the Class B Shares has been adjusted to reflect the higher distribution (12b-1) fees and the contingent deferred sales charge (CDSC).

The table shows the impact of taxes on the Fund's returns. After-tax returns are only shown for Class A Shares and may vary for Class B Shares. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon

-------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS - OBJECTIVES,              AMSOUTH ENHANCED MARKET FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after tax returns depend on an investor's tax situation and may differ from those shown. Also note that after tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

-------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS - OBJECTIVES,              AMSOUTH ENHANCED MARKET FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

As an investor in the Enhanced Market Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

CONTINGENT DEFERRED SALES CHARGE

Some Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge.

                                        FEES AND EXPENSES

             SHAREHOLDER TRANSACTION EXPENSES             CLASS A       CLASS B
             (EXPENSES PAID BY YOU DIRECTLY)(1)           SHARES        SHARES

             Maximum Sales Charge (Load) on Purchases     5.50%(2)      None
             -------------------------------------------------------------------
             Maximum Deferred Sales Charge (Load)         None          5.00%(3)
             -------------------------------------------------------------------
             Redemption Fee(4)                            2.00%         2.00%

             ANNUAL FUND OPERATING EXPENSES               CLASS A       CLASS B
             (FEES PAID FROM FUND ASSETS)                 SHARES        SHARES

             Management Fee                               0.45%         0.45%
             -------------------------------------------------------------------
             Distribution and/or Service (12b-1) Fee      0.00%         0.75%
             -------------------------------------------------------------------
             Other Expenses(5)
             -------------------------------------------------------------------
             Total Fund Operating Expenses(5)
             -------------------------------------------------------------------

(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase. See "Distribution Arrangements."

(3) A CDSC on Class B Shares held continuously declines over six years starting with year one and ending in year seven from: 5%, 4%, 3%, 3%, 2%, 1%. Approximately eight years after purchase, Class B Shares automatically convert to Class A Shares.

(4) A redemption fee of 2.00% will be charged on sales or exchanges of Class A Shares and Class B Shares made within 30 days of the date of purchase. See "Redemption Fee." A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

(5) Other expenses are being limited to ___% for Class A Shares and Class B Shares are being limited to ___%. Total expenses after fee waivers and expense reimbursements for each class are: Class A Shares, ____%; and Class B Shares, ___%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

-------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS - OBJECTIVES,              AMSOUTH ENHANCED MARKET FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

                                             EXPENSE EXAMPLE

                                               1         3         5         10
                                              YEAR     YEARS     YEARS     YEARS
                       CLASS A SHARES
                       ---------------------------------------------------------
                       CLASS B SHARES
                       Assuming redemption
                       Assuming no
                       redemption
                       ---------------------------------------------------------

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:
    o    $10,000 investment
    o    5% annual return
    o    no changes in the Fund's operating expenses
    o    redemption at the end of each time period

Because actual returns and operating expenses will be different, this example is for comparison only.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS - OBJECTIVES,                    AMSOUTH LARGE CAP FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

                                       RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE                   The Fund seeks to provide  investors with
                                       long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES        The  Fund  invests  primarily  in  equity
                                       securities of large U.S.  companies  with
                                       market  capitalizations  over $1  billion
                                       that  the  Advisor   believes   have  the
                                       potential to provide capital appreciation and growth of income.

                                       In  choosing  stocks  for the  Fund,  the
                                       portfolio manager's strategy is to select
                                       well  managed  U.S.  companies  that have
                                       demonstrated    sustained   patterns   of
                                       profitability, strong balance sheets, and
                                       the  potential  to  achieve  predictable,
                                       above-average    earnings   growth.   The
                                       portfolio  manager seeks to diversify the
                                       Fund's   portfolio   within  the  various
                                       industries typically comprising, what the
                                       portfolio  manager  believes  to be,  the
                                       classic  growth   segments  of  the  U.S.
                                       economy:       Technology,       Consumer
                                       Non-Durables,   Health   Care,   Business
                                       Equipment  and  Services,   Retail,   and
                                       Capital Goods.

                                       The Fund  invests  for  long-term  growth
                                       rather  than  short-term  profits.  For a
                                       more complete  description of the various
                                       securities  in which the Fund may invest,
                                       please  see  the  Additional   Investment
                                       Strategies   and  Risks  on  page  __  or
                                       consult the SAI.

PRINCIPAL INVESTMENT RISKS             MARKET  RISK:  Stocks  and  other  equity
                                       securities   fluctuate  in  price,  often
                                       based  on   factors   unrelated   to  the
                                       issuers' value, and such fluctuations can
                                       be   pronounced.   The   value   of  your
                                       investment in the Fund will  fluctuate in
                                       response to movements in the stock market
                                       and   the    activities   of   individual
                                       portfolio companies. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in the share prices of the Fund's holdings or an overall decline in the stock market.

                                       INVESTMENT STYLE RISK: Over time,  growth
                                       companies are expected to increase  their
                                       earnings  at an  above-average  rate.  If
                                       these expectations are not met, the stock
                                       price  can  fall   drastically--even   if
                                       earnings show an absolute increase.

                                       The  risks  and   returns  of   different
                                       industries can vary over the long-term and short-term. Because of this, the Fund's performance could suffer during times when the stocks of growth companies in which it is invested are out of favor.

                                       The Fund may trade  securities  actively,
                                       which  could  increase  its   transaction
                                       costs (thereby  lowering its performance)
                                       and may increase the amount of taxes that
                                       you   pay.   If  the  Fund   invests   in
                                       securities  with  additional  risks,  its
                                       share price volatility  accordingly could
                                       be greater and its performance lower. For
                                       more   information   about  these  risks,
                                       please  see  the  Additional   Investment
                                       Strategies and Risks on page __.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS - OBJECTIVES,                    AMSOUTH LARGE CAP FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the Fund's performance over time to that of the S&P 500(R) Index, a widely recognized, unmanaged index of common stocks. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

                                         PERFORMANCE BAR CHART AND TABLE
                                        YEAR-BY-YEAR TOTAL RETURNS AS OF
                                           12/31 FOR CLASS A SHARES(1)

                                                   [BAR GRAPH]
                            1994                                           1.78%
                            1995                                          34.99%
                            1996                                          17.63%
                            1997                                          35.93%
                            1998                                          37.87%
                            1999                                          18.85%
                            2000                                          -2.22%
                            2001                                               %
                            ----------------------------------------------------
                                         The bar chart above does not reflect
                                         any applicable sales charges which
                                         would reduce returns. The Fund's total
                                         return from 1/1/02 to 9/30/02 was
                                         ______%.
                            ----------------------------------------------------

The returns for Class B Shares will differ from the Class A Shares returns shown in the bar chart because of differences in the expenses of each class. The table assumes that Class B shareholders redeem all of their Fund shares at the end of the period indicated.

                                      Best quarter:
                                      Worst quarter:
                                      ------------------------------------------

                                            AVERAGE ANNUAL TOTAL RETURNS
                                            (for the periods ending
                                            December 31, 2001)(1)
                                            ------------------------------------

                                              1          5      SINCE INCEPTION
                                            YEAR       YEARS        (8/3/92)
                                          --------------------------------------
CLASS A SHARES Return Before Taxes (with
5.50% sales charge)
                                          --------------------------------------
CLASS B SHARES(2) Return Before Taxes
(with applicable Contingent Deferred
Sales Charge)
                                          --------------------------------------
CLASS A SHARES Return After Taxes on
Distributions
                                          --------------------------------------
CLASS A SHARES Return After Taxes on
Distributions and Sale of Fund Shares
                                          --------------------------------------
S&P 500(R) INDEX
                                          --------------------------------------

(1) Both charts assume reinvestment of dividends and distributions.

(2) Performance for the Class B Shares, which commenced operations on 12/5/98, is based on the historical performance of the Class A Shares (without sales charge) prior to that date. The historical performance for the Class B Shares has been adjusted to reflect the higher distribution (12b-1) fees and the contingent deferred sales charge (CDSC).

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS - OBJECTIVES,                    AMSOUTH LARGE CAP FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

The table shows the impact of taxes on the Fund's returns. After-tax returns are only shown for Class A Shares and may vary for Class B Shares. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after tax returns depend on an investor's tax situation and may differ from those shown. Also note that after tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS - OBJECTIVES,                    AMSOUTH LARGE CAP FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

As an investor in the Large Cap Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

CONTINGENT DEFERRED SALES CHARGE

Some Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge.

                                FEES AND EXPENSES

SHAREHOLDER TRANSACTION EXPENSES                        CLASS A        CLASS B
(EXPENSES PAID BY YOU DIRECTLY)(1)                      SHARES         SHARES

Maximum Sales Charge (Load) on Purchases             5.50%(2)              None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)                    None            5.00%(3)
--------------------------------------------------------------------------------
Redemption Fee(4)                                       2.00%              2.00%

ANNUAL FUND OPERATING EXPENSES                          CLASS A        CLASS B
(FEES PAID FROM FUND ASSETS)                            SHARES         SHARES

Management Fee                                          0.80%              0.80%
--------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fee                 0.00%              0.75%
--------------------------------------------------------------------------------
Other Expenses(5)
--------------------------------------------------------------------------------
Total Fund Operating Expenses(5)
--------------------------------------------------------------------------------


(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase. See "Distribution Arrangements."

(3) For B Shares acquired in the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC charged if such Class B Shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year following purchase. For all other B Shares held continuously, the CDSC declines over a six year period as follows: 5%, 4%, 3%, 3%, 2%, 1% to 0% in the seventh and eighth years. Approximately eight years after purchase (seven years in the case of Shares acquired in the ISG combination), Class B Shares automatically convert to Class A Shares.

(4) A redemption fee of 2.00% will be charged on sales or exchanges of Class A Shares and Class B Shares made within 30 days of the date of purchase. See "Redemption Fee." A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

(5) Other expenses are being limited to ____% for Class A Shares and ____% for Class B Shares. Total expenses after fee waivers and expense reimbursements for each class are: Class A Shares, ____%; and Class B Shares, ____%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS - OBJECTIVES,                    AMSOUTH LARGE CAP FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

                                                       EXPENSE EXAMPLE

                                                  1        3       5        10
                                                YEAR     YEARS   YEARS     YEARS
                   CLASS A SHARES
                   -------------------------------------------------------------
                   CLASS B SHARES
                   Assuming redemption
                   Assuming no redemption
                   -------------------------------------------------------------

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:
    o    $10,000 investment
    o    5% annual return
    o    no changes in the Fund's operating expenses
    o    redemption at the end of each period

Because actual returns and operating expenses will be different, this example is for comparison only.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS - OBJECTIVES,               AMSOUTH CAPITAL GROWTH FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

                                       RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE                   The Fund seeks to provide  investors with
                                       capital growth.

PRINCIPAL INVESTMENT STRATEGIES        The  Fund  invests  primarily  in  equity
                                       securities of U.S.  companies with market
                                       capitalizations  of at least $500 million
                                       that   the   Advisor    believes    offer
                                       opportunities for capital appreciation and growth of earnings. The Fund also may invest in medium-sized companies.

                                       In  choosing  stocks  for the  Fund,  the
                                       portfolio    manager   first   identifies
                                       industries  that it believes  will expand
                                       over the next few  years or  longer.  The
                                       portfolio  manager then uses  fundamental
                                       analysis of company financial  statements
                                       to find large U.S. companies within these
                                       industries  that  offer the  prospect  of
                                       solid  earnings  growth.   The  portfolio
                                       manager also may consider  other  factors
                                       in  selecting  investments  for the Fund,
                                       including  the   development  of  new  or
                                       improved     products    or     services,
                                       opportunities  for greater  market share,
                                       more effective  management or other signs
                                       that the company  will have  greater than
                                       average   earnings   growth  and  capital
                                       appreciation.   For   a   more   complete
                                       description of the various  securities in
                                       which the Fund may invest, please see the
                                       Additional   Investment   Strategies  and
                                       Risks on page __ or consult the SAI.

PRINCIPAL INVESTMENT RISKS             MARKET  RISK:  Stocks  and  other  equity
                                       securities   fluctuate  in  price,  often
                                       based  on   factors   unrelated   to  the
                                       issuers' value, and such fluctuations can
                                       be   pronounced.   The   value   of  your
                                       investment in the Fund will  fluctuate in
                                       response to movements in the stock market
                                       and   the    activities   of   individual
                                       portfolio companies. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in the share prices of the Fund's holdings or an overall decline in the stock market.

                                       INVESTMENT   STYLE  RISK:  The  Fund  may
                                       invest in  medium-sized  companies  which
                                       carry   additional  risks  because  their
                                       earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies.

                                       Over time,  growth companies are expected
                                       to   increase   their   earnings   at  an
                                       above-average rate. If these expectations are not met, the stock price can fall drastically -- even if earnings show an absolute increase.

                                       NON-DIVERSIFIED   RISK:   The   Fund   is
                                       non-diversified  and may invest a greater
                                       percentage  of its assets in a particular
                                       company   compared   with  other   funds.
                                       Accordingly, the Fund's portfolio may be more sensitive to changes in the market value of a single company or industry.

                                       The Fund may trade securities actively, which could increase in transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower.

                                       For more  information  about these risks,
                                       please  see  the  Additional   Investment
                                       Strategies and Risks on page __.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS - OBJECTIVES,               AMSOUTH CAPITAL GROWTH FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

The bar chart and table show how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the Fund's performance over time to that of the S&P 500 (R) Index, a widely recognized, unmanaged index of common stocks. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

                                     PERFORMANCE BAR CHART AND TABLE
                                  YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
                                       FOR CLASS A SHARES(1,2)

                                              [BAR GRAPH]
                           1992                                           6.49%
                           1993                                           3.48%
                           1994                                          -0.42%
                           1995                                          30.42%
                           1996                                          22.25%
                           1997                                          30.79%
                           1998                                          32.05%
                           1999                                          21.85%
                           2000                                          -0.69%
                           2001                                              %
                           -----------------------------------------------------
                                         The bar chart above does not reflect
                                         any applicable sales charges which
                                         would reduce returns. The Fund's total
                                         return from 1/1/02 to 9/30/02 was
                                         ______%.
                           -----------------------------------------------------

The returns for Class B Shares will differ from the Class A Shares and returns shown in the bar chart because of differences in expenses of each class. The table assumes that Class B shareholders redeem all of their Fund shares at the end of the period indicated.

                                      Best quarter:
                                      Worst quarter:
                                      ------------------------------------------

                                              AVERAGE ANNUAL TOTAL RETURNS
                                              (for the periods ending
                                              December 31, 2001)(1,2)

                                              ----------------------------------

                                     1          5         10     SINCE INCEPTION
                                    YEAR       YEARS     YEARS      (12/31/80)
                                 -----------------------------------------------
CLASS A SHARES Return
Before Taxes (with 5.50%
sales charge)
                                 -----------------------------------------------
CLASS B SHARES(3) Return
Before Taxes (with applicable
Contingent Deferred Sales
Charge)
                                 -----------------------------------------------
CLASS A SHARES Return
After Taxes on Distributions
                                 -----------------------------------------------
CLASS A SHARES Return
After Taxes on Distributions
and Sale of Fund Shares
                                 -----------------------------------------------
S&P 500(R) INDEX
                                 -----------------------------------------------

(1) Both charts assume reinvestment of dividends and distributions.
                                                                              27

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS - OBJECTIVES,               AMSOUTH CAPITAL GROWTH FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

(2) The Capital Growth Fund commenced operations on 4/1/96 through a transfer of assets from collective trust fund accounts managed by the Advisor, using materially equivalent investment objectives, policies and methodologies as the Fund. The quoted performance of the Fund includes the performance of these trust accounts for periods prior to the Fund's commencement of operations, as adjusted to reflect the expenses associated with the Fund. The trust accounts were not registered with the Securities and Exchange Commission and were not subject to the investment restrictions imposed by law on registered mutual funds. If these trust accounts had been registered, their returns may have been lower.

(3) Performance for the Class B Shares, which commenced operations on 2/5/98, is based on the historical performance of the Class A Shares (without sales charge) prior to that date. The historical performance for the Class B Shares has been adjusted to reflect the higher distribution (12b-1) fees and the contingent deferred sales charge (CDSC).

The table shows the impact of taxes on the Fund's returns. After-tax returns are only shown for Class A Shares and may vary for Class B Shares. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after tax returns depend on an investor's tax situation and may differ from those shown. Also note that after tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS - OBJECTIVES,               AMSOUTH CAPITAL GROWTH FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

As an investor in the Capital Growth Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

CONTINGENT DEFERRED SALES CHARGE

Some Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge.

                                FEES AND EXPENSES

SHAREHOLDER TRANSACTION EXPENSES                          CLASS A      CLASS B
(EXPENSES PAID BY YOU DIRECTLY)(1)                         SHARES       SHARES

Maximum Sales Charge (Load) on Purchases                  5.50%(2)       None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)                       None         5.00%(3)
------------------------------------------------------------------------------
Redemption Fee(4)                                         2.00%         2.00%

ANNUAL FUND OPERATING EXPENSES                         CLASS A        CLASS B
(FEES PAID FROM FUND ASSETS)                            SHARES         SHARES

Management Fee                                            0.80%         0.80%
------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fee                    None         0.75%
------------------------------------------------------------------------------
Other Expenses(5)
------------------------------------------------------------------------------
Total Fund Operating Expenses(5)
------------------------------------------------------------------------------

(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase. See "Distribution Arrangements."

(3) For B Shares acquired in the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC charged if such Class B Shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year following purchase. For all other B Shares held continuously, the CDSC declines over a six year period as follows: 5%, 4%, 3%, 3%, 2%, 1% to 0% in the seventh and eighth years. Approximately eight years after purchase (seven years in the case of Shares acquired in the ISG combination), Class B Shares automatically convert to Class A Shares.

(4) A redemption fee of 2.00% will be charged on sales or exchanges of Class A Shares and Class B Shares made within 30 days of the date of purchase. See "Redemption Fee." A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

(5) Other expenses are being limited to ___% for Class A Shares and ____% for Class B Shares. Total expenses after fee waivers and expense reimbursements for each class are: Class A Shares, ____%; and Class B Shares, ____%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS - OBJECTIVES,               AMSOUTH CAPITAL GROWTH FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

                                          EXPENSE EXAMPLE

                                               1         3        5        10
                                              YEAR     YEARS    YEARS    YEARS
                   CLASS A SHARES
                   -------------------------------------------------------------
                   CLASS B SHARES
                   Assuming redemption
                   Assuming no redemption
                   -------------------------------------------------------------

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:
    o    $10,000 investment
    o    5% annual return
    o    no changes in the Fund's operating expenses
    o    redemption at the end of each time period

Because actual returns and operating expenses will be different, this example is for comparison only.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS - OBJECTIVES,                      AMSOUTH MID CAP FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

                                       RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE                   The Fund seeks to provide  investors with
                                       capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES        The Fund invests in a broadly diversified
                                       portfolio  of S&P Mid-Cap 400 Index ("S&P
                                       400") stocks,  overweighting  relative to
                                       their  S&P 400  weights  those  that  the
                                       portfolio    manager   believes   to   be
                                       undervalued compared to others in the index. The Fund seeks to maintain risk characteristics similar to that of the S&P 400 and, normally, invests at least
                                       80% of its assets in common stocks drawn from the Index.

                                       The portfolio  manager's  stock selection
                                       process      utilizes      computer-aided
                                       quantitative   analysis.   The  portfolio
                                       manager's  computer models use many types
                                       of data,  but  emphasize  technical  data
                                       such as  price  and  volume  information.
                                       Applying  these  models to stocks  within
                                       the S&P 400, the portfolio  manager hopes
                                       to generate more capital growth than that
                                       of the S&P 400. The  portfolio  manager's
                                       emphasis on technical analyses can result
                                       in   significant   shifts  in   portfolio
                                       holdings at different times. However, stringent risk controls at the style, industry and individual stock levels are intended to help the Fund maintain risk characteristics similar to those of the S&P 400.

                                       "S&P 400" is a registered service mark of Standard & Poor's, which does not sponsor and is in no way affiliated with the Fund.

                                       For a more  complete  description  of the
                                       various  securities in which the Fund may
                                       invest   please   see   the    Additional
                                       Investment  Strategies  and Risks on page
                                       __ or consult the SAI.

PRINCIPAL INVESTMENT RISKS             MARKET  RISK:  Stocks  and  other  equity
                                       securities   fluctuate  in  price,  often
                                       based  on   factors   unrelated   to  the
                                       issuers' value, and such fluctuations can
                                       be   pronounced.   The   value   of  your
                                       investment in the Fund will  fluctuate in
                                       response to movements in the stock market
                                       and   the    activities   of   individual
                                       portfolio companies. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in share prices of the Fund's holdings or an overall decline in the stock market.

                                       INVESTMENT  STYLE RISK:  The Fund invests
                                       in   mid-cap    companies   which   carry
                                       additional    risks.    These   companies
                                       typically have less predictable  earnings
                                       than   larger    companies    and   their
                                       securities  trade less  frequently and in
                                       more limited volume than those of larger,
                                       more established companies.  As a result,
                                       mid-cap stocks and thus the Fund's shares
                                       may   fluctuate   more  in   value   than
                                       larger-cap stocks and funds that focus on them.

                                       The Fund may trade  securities  actively,
                                       which  could  increase  its   transaction
                                       costs (thereby  lowering its performance)
                                       and may increase the amount of taxes that
                                       you   pay.   If  the  Fund   invests   in
                                       securities with additional risks, its share price volatility accordingly could be greater and its performance lower.

                                       For more  information  about these risks,
                                       please  see  the  Additional   Investment
                                       Strategies and Risks on page __.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS - OBJECTIVES,                      AMSOUTH MID CAP FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

The bar chart and table on this page show how the Fund has performed. The bar chart shows the performance of the Fund's Class A Shares for its first full calendar year of operations. The table below it compares the Fund's performance over time to that of the S&P Mid Cap 400 (R) Index, a widely recognized, unmanaged index of 400 domestic stocks. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

                                         PERFORMANCE BAR CHART AND TABLE
                                        YEAR-BY-YEAR TOTAL RETURNS AS OF
                                           12/31 FOR CLASS A SHARES(1)

                                                   [BAR GRAPH]
                             2000                                         14.95%
                             2001                                             %

                             ---------------------------------------------------
                                      The bar chart above does not reflect
                                      any applicable sales charges which
                                      would reduce returns. The Fund's total
                                      return from 1/1/02 to 9/30/02 was
                                      _________%.
                             ---------------------------------------------------

The returns for Class B Shares will differ from the Class A Shares returns shown in the bar chart because of differences in expenses of each class. The table assumes that Class B shareholders redeem all of their fund shares at the end of the period indicated.

                                  Best quarter:
                                  Worst quarter:
                                 --------------------------------------------

                                          AVERAGE ANNUAL TOTAL RETURNS
                                          (for the periods ending
                                          December 31, 2001)(1)
                                          -----------------------------------


                                                      1          SINCE INCEPTION
                                                     YEAR            (5/4/99)
                                               ---------------------------------
CLASS A SHARES Return Before
Taxes (with 5.50% sales charge)
                                               ---------------------------------
CLASS B SHARES Return Before
Taxes (with applicable Contingent
Deferred Sales Charge)
                                               ---------------------------------
CLASS A SHARES Return After Taxes
on Distributions
                                               ---------------------------------
CLASS A SHARES Return After Taxes
on Distributions and Sale of Fund
Shares
                                               ---------------------------------
S&P MID CAP 400 INDEX
                                               ---------------------------------
S&P 500(R)INDEX(2)
                                               ---------------------------------

(1) Both charts assume reinvestment of dividends and distributions.

(2) The S&P 500(R) Index is a widely recognized, unmanaged index of common stock. The Fund has changed its benchmark from the S&P 500(R) Index to the S&P Mid Cap 400(R) Index in order to provide a more appropriate market comparison for the Fund's performance.

The table shows the impact of taxes on the Fund's returns. After-tax returns are only shown for Class A Shares and may vary for Class B Shares. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS - OBJECTIVES,                      AMSOUTH MID CAP FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after tax returns depend on an investor's tax situation and may differ from those shown. Also note that after tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS - OBJECTIVES,                      AMSOUTH MID CAP FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

As an investor in the Mid Cap Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

CONTINGENT DEFERRED SALES CHARGE

Some Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge.

                                          FEES AND EXPENSES

                   SHAREHOLDER TRANSACTION EXPENSES         CLASS A    CLASS B
                   (EXPENSES PAID BY YOU DIRECTLY)(1)       SHARES     SHARES

                   Maximum Sales Charge (Load) on Purchases   5.50%(2) None
                   -------------------------------------------------------------
                   Maximum Deferred Sales Charge (Load)        None     5.00%(3)
                   -------------------------------------------------------------
                   Redemption Fee(4)                          2.00%     2.00%

                   ANNUAL FUND OPERATING EXPENSES           CLASS A    CLASS B
                   (FEES PAID FROM FUND ASSETS)             SHARES     SHARES

                   Management Fee                             1.00%     1.00%
                   -------------------------------------------------------------
                   Distribution and/or Service (12b-1) Fee    0.00%     0.75%
                   -------------------------------------------------------------
                   Other Expenses(5)
                   -------------------------------------------------------------
                         Total Fund Operating Expenses(5)
                   -------------------------------------------------------------

(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase. See "Distribution Arrangements."

(3) For B Shares acquired in the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC charged if such Class B Shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year following purchase. For all other B Shares held continuously, the CDSC declines over a six year period as follows: 5%, 4%, 3%, 3%, 2%, 1% to 0% in the seventh and eighth years. Approximately eight years after purchase (seven years in the case of ISG Shares acquired in the combination), Class B Shares automatically convert to Class A Shares.

(4) A redemption fee of 2.00% will be charged on sales or exchanges of Class A Shares and Class B Shares made within 30 days of the date of purchase. See "Redemption Fee." A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

(5) Other expenses are being limited to ____% for Class A Shares and ____% for Class B Shares. Total expenses after fee waivers and expense reimbursements for each class are: Class A Shares, ____%; and Class B Shares, ____%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS - OBJECTIVES,                      AMSOUTH MID CAP FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

                                          EXPENSE EXAMPLE

                                                  1       3       5       10
                                                YEAR    YEARS   YEARS    YEARS

                     CLASS A SHARES
                     -----------------------------------------------------------
                     CLASS B SHARES

                     Assuming redemption

                     Assuming no redemption
                     -----------------------------------------------------------
Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:
    o    $10,000 investment
    o    5% annual return
    o    no changes in the Fund's operating expenses
    o    redemption at the end of each time period

Because actual returns and operating expenses will be different, this example is for comparison only.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS - OBJECTIVES,                    AMSOUTH SMALL CAP FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

                                       RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE                   The Fund seeks  capital  appreciation  by
                                       investing   primarily  in  a  diversified
                                       portfolio of securities consisting of common stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stocks.
                                       Any current income generated from these securities is incidental.

PRINCIPAL INVESTMENT STRATEGIES        The  Fund  invests  primarily  in  common
                                       stocks   of    companies    with   market
                                       capitalizations at the time of purchase in the range of companies in the Russell
                                       2000(R) Growth Index  (currently  between
                                       $50 million and $2 billion).

                                       In  managing  the Fund's  portfolio,  the
                                       portfolio manager seeks smaller companies
                                       with   above-average   growth  potential.
                                       Factors the portfolio  manager  typically
                                       considers   in    selecting    individual
                                       securities  include  positive  changes in
                                       earnings  estimates  for  future  growth,
                                       higher than market average profitability,
                                       a  strategic  position  in a  specialized
                                       market,   earnings  growth   consistently
                                       above market, and fundamental value.

                                       The Fund may also invest in certain other
                                       equity  securities  in  addition to those
                                       described  above.  For  a  more  complete
                                       description of the various  securities in
                                       which the Fund may invest, please see the
                                       Additional   Investment   Strategies  and
                                       Risks on page __ or consult the SAI.

PRINCIPAL INVESTMENT RISKS             Your   investment  in  the  Fund  may  be
                                       subject to the following principal risks:

                                       MARKET  RISK:  The  possibility  that the
                                       Fund's  stock  holdings  will  decline in
                                       price  because  of a broad  stock  market
                                       decline.   Markets   generally   move  in
                                       cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

                                       SMALL COMPANY RISK: Investing in smaller,
                                       lesser-known  companies  involves greater
                                       risk  than  investing  in those  that are
                                       more   established.   A  small  company's
                                       financial well-being may, for example, depend heavily on just a few products or services. In addition, investors may have limited flexibility to buy or sell small company stocks, which tend to trade less frequently than those of larger firms.

                                       INVESTMENT STYLE RISK: The possibility that the market segment on which this Fund focuses -- small company growth stocks -- will underperform other kinds of investments or market averages.

                                       The Fund may trade  securities  actively,
                                       which  could  increase  its   transaction
                                       costs (thereby  lowering its performance)
                                       and may increase the amount of taxes that
                                       you   pay.   If  the  Fund   invests   in
                                       securities  with  additional  risks,  its
                                       share price volatility  accordingly could
                                       be greater and its performance lower. For
                                       more   information   about  these  risks,
                                       please  see  the  Additional   Investment
                                       Strategies and Risks on page __.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS - OBJECTIVES,                    AMSOUTH SMALL CAP FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the performance of Class A Shares and Class B Shares over time to that of the Russell Growth
2000(R) Index, a recognized, unmanaged index of common stocks of small- to mid-sized companies. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

                                         PERFORMANCE BAR CHART AND TABLE
                                         YEAR-BY-YEAR TOTAL RETURNS AS OF
                                           12/31 FOR CLASS A SHARES(1)

                                                   [BAR GRAPH]
                            1999                                          15.97%
                            2000                                          18.68%
                            2001                                             %
                            ----------------------------------------------------
                                        The bar chart above does not reflect
                                        any applicable sales charges which
                                        would reduce returns. The Fund's
                                        total return from 1/1/02 to 9/30/02
                                        was ______%.
                            ----------------------------------------------------

The returns for Class B Shares will differ from the Class A Shares returns shown in the bar chart because of differences in expenses of each class. The table assumes that Class B shareholders redeem all of their Fund shares at the end of the period indicated.

                        Best quarter:
                        Worst quarter:
                        ---------------------------------------------

                                       AVERAGE ANNUAL TOTAL RETURNS
                                       (for the periods ending
                                       December 31, 2001)(1)
                                       ------------------------------

                                                          1      SINCE INCEPTION
                                                        YEAR         (3/2/98)
                                                     ---------------------------
              CLASS A SHARES Return Before Taxes
              (with 5.50% sales charge)
                                                     ---------------------------
              CLASS B SHARES Return Before Taxes
              (with applicable Contingent Deferred
              Sales Charge)
                                                     ---------------------------
              CLASS A SHARES Return After Taxes on
              Distributions
                                                     ---------------------------
              CLASS A SHARES Return After Taxes on
              Distributions and Sale of Fund Shares
                                                     ---------------------------
              RUSSELL 2000(R) GROWTH INDEX
                                                     ---------------------------

(1) Both charts assume reinvestment of dividends and distributions.

The table shows the impact of taxes on the Fund's returns. After-tax returns are only shown for Class A Shares and may vary for Class B Shares. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after tax returns depend on an investor's tax situation and may differ from those shown. Also note that after tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS - OBJECTIVES,                    AMSOUTH SMALL CAP FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

As an investor in the Small Cap Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

CONTINGENT DEFERRED SALES CHARGE

Some Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge.

                                         FEES AND EXPENSES

                SHAREHOLDER TRANSACTION EXPENSES        CLASS A        CLASS B
                (EXPENSES PAID BY YOU                   SHARES         SHARES
                directly)(1)

                Maximum Sales Charge (Load) on           5.50%(2)       None
                Purchases
                ----------------------------------------------------------------
                Maximum Deferred Sales Charge             None          5.00%(3)
                (Load)
                ----------------------------------------------------------------
                Redemption Fee(4)                        2.00%          2.00%

                ANNUAL FUND OPERATING EXPENSES          CLASS A        CLASS B
                (FEES PAID FROM FUND ASSETS)            SHARES         SHARES

                Management Fee                           1.20%          1.20%
                ----------------------------------------------------------------
                Distribution and/or Service              0.00%          0.75%
                (12b-1) Fee
                ----------------------------------------------------------------
                Other Expenses(5)
                ----------------------------------------------------------------
                Total Fund Operating Expenses(5)
                ----------------------------------------------------------------

(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase. See "Distribution Arrangements."

(3) For B Shares acquired in the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC charged if such Class B Shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year following purchase. For all other B Shares held continuously, the CDSC declines over a six year period as follows: 5%, 4%, 3%, 3%, 2%, 1% to 0% in the seventh and eighth years. Approximately eight years after purchase (seven years in the case of ISG Shares acquired in the combination), Class B Shares automatically convert to Class A Shares.

(4) A redemption fee of 2.00% will be charged on sales or exchanges of Class A Shares and Class B Shares made within 30 days of the date of purchase. See "Redemption Fee." A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

(5) Other expenses are being limited to ____% for Class A Shares and ____% for Class B Shares. Total expenses after fee waivers and expense reimbursements for each class are: Class A Shares, ____%; and Class B Shares, ____%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS - OBJECTIVES,                    AMSOUTH SMALL CAP FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

                                           EXPENSE EXAMPLE

                                                   1        3       5        10
                                                 YEAR     YEARS   YEARS    YEARS
                    CLASS A SHARES
                    ------------------------------------------------------------
                    CLASS B SHARES
                    Assuming redemption
                    Assuming no redemption
                    ------------------------------------------------------------

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:
    o    $10,000 investment
    o    5% annual return
    o    no changes in the Fund's operating expenses
    o    redemption at the end of each time period

Because actual returns and operating expenses will be different, this example is for comparison only.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS - OBJECTIVES,         AMSOUTH INTERNATIONAL EQUITY FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

                                       RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE                   The Fund seeks to provide  investors with
                                       capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES        The Fund seeks to achieve  its  objective
                                       by  investing  in  the  stocks  of  large
                                       non-U.S.   companies   that  the   Fund's
                                       Sub-Advisor,  Dimensional  Fund  Advisors
                                       Inc.  ("Dimensional"),  determines  to be
                                       value  stocks  at the  time of  purchase.
                                       Securities  are  considered  value stocks
                                       primarily because a company's shares have
                                       a high book  value in  relation  to their
                                       market value (a "book to market  ratio").
                                       In  assessing   value,   Dimensional  may
                                       consider additional factors such as price
                                       to cash flow or price to earnings  ratios
                                       as  well  as  economic   conditions   and
                                       developments  in the  issuer's  industry.
                                       The   criteria   Dimensional   uses   for
                                       assessing value are subject to change from time to time.

                                       Dimensional    believes    that    equity
                                       investing should involve a long-term view
                                       and a focus on asset class selection, not
                                       stock  picking.  It  places  priority  on
                                       limiting expenses, portfolio turnover and
                                       trading  costs.  Generally,   Dimensional
                                       structures  a  portfolio  by: 1) starting
                                       with  a  universe   of   securities,   2)
                                       creating a sub-set of  companies  meeting
                                       Dimensional's  investment guidelines,  3)
                                       excluding    certain    companies   after
                                       analyzing    various   factors   and   4)
                                       purchasing  stocks  so the  portfolio  is
                                       generally market capitalization  weighted
                                       within countries.

                                       The Fund  invests  in the stocks of large
                                       companies  in  countries  with  developed
                                       markets.  Under normal market conditions,
                                       the Fund invests in  companies  organized
                                       or having a majority  of their  assets in
                                       or deriving a majority of their operating
                                       income   in  at  least   three   non-U.S.
                                       countries,  and no more  than  40% of the
                                       Fund's   assets  are   invested  in  such
                                       companies  in any one  country.  The Fund
                                       seeks to  invest in  companies  having at
                                       least    $800     million    of    market
                                       capitalization,     and    to    purchase
                                       securities  on  a  market  capitalization
                                       weighted  basis  within  each  applicable
                                       country. Dimensional may reset such floor
                                       from  time to time  to  reflect  changing
                                       market conditions. Dimensional, using its
                                       best  judgment,  will seek to set country
                                       weights  based  on  the  relative  market
                                       capitalization  of companies  within each
                                       country.  As a result,  the  weighting of
                                       certain  countries  in the  Fund may vary
                                       from  their  weighting  in  international
                                       indices  such as those  published by FTSE
                                       International,   Morgan  Stanley  Capital
                                       International or Salomon/Smith Barney.


                                       For a more  complete  description  of the
                                       various  securities  in  which a Fund may
                                       invest,   please   see   the   Additional
                                       Investment  Strategies  and Risks on page
                                       __ or consult the SAI.

PRINCIPAL INVESTMENT RISKS             MARKET RISK: The Fund's  performance will
                                       be influenced  by  political,  social and
                                       economic factors  affecting  companies in
                                       foreign  countries.   The  securities  of
                                       foreign issuers fluctuate in price, often
                                       based  on   factors   unrelated   to  the
                                       issuers' value, and such fluctuations can be pronounced.

                                       FOREIGN    INVESTMENT    RISK:    Foreign
                                       securities  include special risks such as
                                       exposure to currency fluctuations, a lack
                                       of    adequate    company    information,
                                       political   instability,   and  differing
                                       auditing and legal standards. The Fund generally does not hedge foreign currency risk. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in the share prices of the Fund's holdings or an overall decline in the stock markets of the foreign countries in which the Fund is invested.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS - OBJECTIVES,         AMSOUTH INTERNATIONAL EQUITY FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

                                       NON-DIVERSIFIED  RISK:  Though  currently
                                       diversified,     the    Fund    may    be
                                       non-diversified  and may invest a greater
                                       percentage  of its assets in a particular
                                       company   compared   with  other   funds.
                                       Accordingly, the Fund's portfolio may be more sensitive to changes in the market value of a single company or industry.

                                       The  Fund   may   trade   securities   to
                                       implement  its   strategy,   which  could
                                       increase its  transaction  costs (thereby
                                       lowering   its   performance)   and   may
                                       increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower.

                                       For more  information  about these risks,
                                       please  see  the  Additional   Investment
                                       Strategies and Risks on page __.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS - OBJECTIVES,         AMSOUTH INTERNATIONAL EQUITY FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the performance of Class A Shares over time to that of Morgan Stanley Capital International Europe, Australasia, Far East ("EAFE") Index, a widely recognized, unmanaged index of foreign securities representing major non-U.S. stock markets. Both the bar chart and the table assume the reinvestment of dividends and distributions. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

                                      PERFORMANCE BAR CHART AND TABLE
                                   YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
                                           FOR CLASS A SHARES(1)

                                                [BAR GRAPH]
                           1998                                            9.48%
                           1999                                           26.77%
                           2000                                           -11.5%
                           2001                                               %
                           -----------------------------------------------------
                                The bar chart above does not reflect any
                                applicable sales charges which would reduce
                                returns. The Fund's total return from 1/1/02
                                to 9/30/02 was _______%.
                           -----------------------------------------------------

The returns for Class B Shares will differ from the Class A Shares returns shown in the bar chart because of differences in the expenses of each class. The table assumes that Class B shareholders redeem all of their Fund shares at the end of the period indicated.

                                          Best quarter:
                                          Worst
                                          quarter:
                                          -----------------------------------

                                                    AVERAGE   ANNUAL   TOTAL
                                                    RETURNS
                                                    (for the periods ending
                                                    December 31, 2001)(1)
                                               ------------------------------

                                     1                3         SINCE INCEPTION
                                    YEAR            YEARS          (8/15/97)
                                  ---------------------------------------------
 CLASS A SHARES Return Before
 Taxes (with 5.50% sales charge)
                                  ---------------------------------------------
 CLASS B SHARES (2) Return
 Before Taxes (with applicable
 Contingent Deferred Sales
 Charge)
                                  ---------------------------------------------
 CLASS A SHARES Return After
 Taxes on Distributions
                                  ---------------------------------------------
 CLASS A SHARES Return After
 Taxes on Distributions and
 Sale of Fund Shares
                                  ---------------------------------------------
 EAFE INDEX
                                  ---------------------------------------------

(1) Both charts assume reinvestment of dividends and distributors.

(2) Performance for the Class B Shares, which commenced operations on 2/2/99, is based on the historical performance of the Class A Shares (without sales charge) prior to that date. The historical performance for the Class B Shares has been adjusted to reflect the higher distribution (12b-1) fees and the contingent deferred sales charge (CDSC).

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS - OBJECTIVES,         AMSOUTH INTERNATIONAL EQUITY FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

The table shows the impact of taxes on the Fund's returns. After-tax returns are only shown for Class A Shares and may vary for Class B Shares. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after tax returns depend on an investor's tax situation and may differ from those shown. Also note that after tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS - OBJECTIVES,         AMSOUTH INTERNATIONAL EQUITY FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

As an investor in the International Equity Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

CONTINGENT DEFERRED SALES CHARGE

Some Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge.

                                                FEES AND EXPENSES

                SHAREHOLDER TRANSACTION EXPENSES         CLASS A      CLASS B
                (EXPENSES PAID BY YOU DIRECTLY)(1)       SHARES       SHARES

                Maximum Sales Charge (Load) on            5.50%(2)    None
                Purchases
                ----------------------------------------------------------------
                Maximum Deferred Sales Charge (Load)     None          5.00%(3)
                ----------------------------------------------------------------
                Redemption Fee(4)                         2.00%        2.00%

                ANNUAL FUND OPERATING EXPENSES           CLASS A      CLASS B
                (FEES PAID FROM FUND ASSETS)             SHARES       SHARES

                Management Fee                            1.25%        1.25%
                ----------------------------------------------------------------
                Distribution and/or Service (12b-1)       0.00%        0.75%
                Fee
                ----------------------------------------------------------------
                Other Expenses(5)
                ----------------------------------------------------------------
                Total Fund Operating Expenses(5)
                ----------------------------------------------------------------

(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase. See "Distribution Arrangements."

(3) For B Shares acquired in the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC charged if such Class B Shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year. For all other B Shares held continuously, the CDSC declines over a six year period as follows: 5%, 4%, 3%, 3%, 2%, 1% to 0% in the seventh and eighth years. Approximately eight years after purchase (seven years in the case of Shares acquired in the ISG combination), Class B Shares automatically convert to Class A Shares.

(4) A redemption fee of 2.00% will be charged on sales or exchanges of Class A Shares and Class B Shares made within 30 days of the date of purchase. See "Redemption Fee." A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

(5) Other expenses are being limited to ___% for Class A Shares and ___% for Class B Shares. Total expenses after fee waivers and expense reimbursements for each class are: Class A Shares, ___%; and Class B Shares, ___%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS - OBJECTIVES,         AMSOUTH INTERNATIONAL EQUITY FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

                                           EXPENSE EXAMPLE

                                            1          3          5         10
                                           YEAR       YEARS      YEARS     YEARS
                  CLASS A SHARES
                  --------------------------------------------------------------
                  CLASS B SHARES

                  Assuming redemption

                  Assuming no redemption
                  --------------------------------------------------------------

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:
    o    $10,000 investment
    o    5% annual return
    o    no changes in the Fund's operating expenses
    o    redemption at the end of each time period

Because actual returns and operating expenses will be different, this example is for comparison only.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS - OBJECTIVES, RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

                                       HYBRID FUNDS

                                       These  Funds   invest  in  a  mixture  of
                                       different  types  of  securities  such as
                                       stocks,    bonds   and    money    market
                                       instruments.   While  the  Balanced  Fund
                                       invest directly in securities,  Strategic
                                       Portfolios are "funds of funds" which will invest substantially all of their assets in Class I Shares of other Funds of the AmSouth Funds (Underlying Funds), whose objectives, strategies and risks are described herein.

WHO MAY WANT TO INVEST?                Consider  investing in these Funds if you
                                       are:

                                       o     seeking   the   benefits  of  asset
                                             allocation    and   risk   reducing
                                             diversification

                                       Consider   investing  in  the   Strategic
                                       Portfolios if you are:

                                       o     seeking investment professionals to
                                             select and  maintain a portfolio of
                                             mutual funds for you

                                       o     seeking to spread  your  investment
                                             among many  different  mutual funds
                                             that match your goals in one simple
                                             package

                                       These Funds may not be appropriate if you are:

                                       o     pursuing  a   short-term   goal  or
                                             investing emergency reserves

                                       o     uncomfortable  with  an  investment
                                             that will fluctuate in value

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS --                                AMSOUTH BALANCED FUND
OBJECTIVES, RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

                                       RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE                   The  Fund   seeks  to  obtain   long-term
                                       capital  growth and produce a  reasonable
                                       amount  of  current   income   through  a
                                       moderately      aggressive     investment
                                       strategy.

PRINCIPAL INVESTMENT STRATEGIES        The Fund invests in a broadly diversified
                                       portfolio  of equity and debt  securities
                                       consisting primarily of common stocks and
                                       bonds.  The Fund normally invests between
                                       45-75% of its assets in equity securities
                                       and  at  least  25%  of  its   assets  in
                                       fixed-income  securities.  The portion of
                                       the Fund's assets  invested in equity and
                                       debt  securities will vary depending upon
                                       economic conditions, the general level of
                                       stock  prices,  interest  rates and other
                                       factors,  including the risks  associated
                                       with each  investment.  The Fund's equity
                                       investments  consist of common  stocks of
                                       companies  that  the  portfolio   manager
                                       believes  are   undervalued  and  have  a
                                       favorable   outlook  or  are   reasonably
                                       priced  with  the  potential  to  produce
                                       above-average earnings growth. The Fund's
                                       fixed-income      investments     consist
                                       primarily of  "high-grade"  bonds,  notes
                                       and      debentures.      The     average
                                       dollar-weighted     maturity    of    the
                                       fixed-income   portion   of  the   Fund's
                                       portfolio will range from one to thirty years.

                                       In  managing  the  equity  portion of the
                                       Fund,   the  portfolio   manager  uses  a
                                       variety    of    economic    projections,
                                       quantitative  techniques,   and  earnings
                                       projections  in  formulating   individual
                                       stock  purchase and sale  decisions.  The
                                       portfolio  manager  selects   investments
                                       that he believes have basic investment value which will eventually be recognized by other investors. In addition, the portfolio manager may identify companies with a history of above-average growth or companies that are expected to enter periods of above-average growth or are positioned in emerging growth industries.

                                       In managing the fixed  income  portion of
                                       the  Fund's   portfolio,   the  portfolio
                                       manager  uses  a  "top  down"  investment
                                       management   approach   focusing   on   a
                                       security's   maturity.    The   portfolio
                                       manager sets, and continually  adjusts, a
                                       target for the interest rate  sensitivity
                                       of the Fund based upon expectations about
                                       interest   rates   and   other   economic
                                       factors.   The  portfolio   manager  then
                                       selects   individual   securities   whose
                                       maturities fit this target and which are deemed to be the best relative values.

                                       The Fund may also invest in certain other
                                       equity and debt securities in addition to
                                       those   described   above.   For  a  more
                                       complete   description   of  the  various
                                       securities  in which the Fund may invest,
                                       please  see  the  Additional   Investment
                                       Strategies   and  Risks  on  page  __  or
                                       consult  the   Statement  of   Additional
                                       Information ("SAI").

PRINCIPAL INVESTMENT RISKS             Your   investment  in  the  Fund  may  be
                                       subject to the following principal risks:

                                       MARKET  RISK:  The  possibility  that the
                                       Fund's  stock  holdings  will  decline in
                                       price  because  of a broad  stock  market
                                       decline.   Markets   generally   move  in
                                       cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

                                       INVESTMENT  STYLE RISK:  The  possibility
                                       that the  market  segment  on  which  the
                                       equity  portion  of this Fund  focuses --
                                       value   and   growth   stocks   --   will
                                       underperform other kinds of investments or market averages.

                                       INTEREST RATE RISK: The possibility that the value of the Fund's investments will decline due to an increase in interest rates. Generally, an increase in the average maturity of the fixed income portion of the Fund will make it more sensitive to interest rate risk.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS --                                AMSOUTH BALANCED FUND
OBJECTIVES, RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

                                       CREDIT  RISK:  The  possibility  that  an
                                       issuer  cannot make timely  interest  and
                                       principal    payments    on   its    debt
                                       securities, such as bonds. The lower a security's rating, the greater its credit risk.

                                       The Fund may trade  securities  actively,
                                       which  could  increase  its   transaction
                                       costs (thereby  lowering its performance)
                                       and may increase the amount of taxes that
                                       you   pay.   If  the  Fund   invests   in
                                       securities  with  additional  risks,  its
                                       share price volatility  accordingly could
                                       be greater and its performance lower. For
                                       more   information   about  these  risks,
                                       please  see  the  Additional   Investment
                                       Strategies and Risks on page __.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS --                                AMSOUTH BALANCED FUND
OBJECTIVES, RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the Fund's performance over time to that of the S&P 500 (R) Index, a widely recognized, unmanaged index of common stocks, and the Lehman Brothers Government/Credit Bond Index, an unmanaged index representative of the total return of government and corporate bonds. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

                                   PERFORMANCE BAR CHART AND TABLE
                                  YEAR-BY-YEAR TOTAL RETURNS AS OF
                                     12/31 FOR CLASS A SHARES(1)

                                         [BAR GRAPH]
                         1992                                   8.73%
                         1993                                  14.36%
                         1994                                  -0.39%
                         1995                                  23.51%
                         1996                                   9.72%
                         1997                                  20.84%
                         1998                                  13.12%
                         1999                                   1.33%
                         2000                                  10.18%
                         2001                                      %
                         -------------------------------------------------------
                                  The bar chart above does not reflect any
                                  applicable sales charges which would reduce
                                  returns. The Fund's total return from 1/1/02
                                  to 9/30/02 was _____%.
                         -------------------------------------------------------

The returns for Class B Shares will differ from the Class A Share returns shown in the bar chart because of differences in the expenses of each class. The table assumes that Class B shareholders redeem all of their Fund shares at the end of the period indicated.

                                          Best quarter:
                                          Worst quarter:
                                          ------------------------------------

                                             AVERAGE ANNUAL TOTAL RETURNS (for
                                             the periods ending
                                             December 31, 2001)(1)
                                          ------------------------------------

                                                       1        5       SINCE
                                                      YEAR    YEARS   INCEPTION
                                                                      (12/19/91)
                                                     ---------------------------
              CLASS A SHARES Return Before Taxes
              (with 5.50% sales charge)
                                                     ---------------------------
              CLASS B SHARES(2) Return Before Taxes
              (with applicable Contingent Deferred
              Sales Charge)
                                                     ---------------------------
              CLASS A SHARES Return After Taxes on
              Distributions
                                                     ---------------------------
              CLASS A SHARES Return After Taxes on
              Distributions and Sale of Fund Shares
                                                     ---------------------------
              S&P 500 (R) INDEX
                                                     ---------------------------
              LEHMAN BROTHERS GOVERNMENT/CREDIT
              BOND INDEX
                                                     ---------------------------

(1) Both charts assume reinvestment of dividends and distributions.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS --                                AMSOUTH BALANCED FUND
OBJECTIVES, RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

(2) Performance for the Class B Shares, which commenced operations on 9/2/97, is based on the historical performance of the Class A Shares (without sales charge) prior to that date. The historical performance for the Class B Shares has been adjusted to reflect the higher distribution 12b-1 fees and the contingent deferred sales charge (CDSC).

The table shows the impact of taxes on the Fund's returns. After-tax returns are only shown for Class A Shares and may vary for Class B Shares. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after tax returns depend on an investor's tax situation and may differ from those shown. Also note that after tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS --                                AMSOUTH BALANCED FUND
OBJECTIVES, RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

As an investor in the Balanced Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

CONTINGENT DEFERRED SALES CHARGE

Some Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge.

                                          FEES AND EXPENSES

                   SHAREHOLDER TRANSACTION                 CLASS A     CLASS B
                   EXPENSES (EXPENSES PAID BY              SHARES      SHARES
                   YOU DIRECTLY)(1)

                   Maximum Sales Charge (Load)             5.50%(2)    None
                   on Purchases
                   -------------------------------------------------------------
                   Maximum Deferred Sales                  None        5.00%(3)
                   Charge (Load)
                   -------------------------------------------------------------
                   Redemption Fee(4)                       2.00%       2.00%

                   ANNUAL FUND OPERATING                   CLASS A     CLASS B
                   EXPENSES (FEES PAID FROM                SHARES      SHARES
                   FUND ASSETS)

                   Management Fee                          0.80%       0.80%
                   -------------------------------------------------------------
                   Distribution and/or Service             0.00%       0.75%
                   (12b-1) Fee
                   -------------------------------------------------------------
                   Other Expenses(5)
                   -------------------------------------------------------------
                      Total Fund Operating Expenses(5)
                   -------------------------------------------------------------

(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase. See "Distribution Arrangements."

(3) A CDSC on Class B Shares held continuously declines over six years starting with year one and ending in year seven from: 5%, 4%, 3%, 3%, 2%, 1%. Approximately eight years after purchase, Class B Shares automatically convert to Class A Shares.

(4) A redemption fee of 2.00% will be charged on sales or exchanges of Class A Shares and Class B Shares made within 30 days of the date of purchase. See "Redemption Fee." A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

(5) Other expenses are being limited to ___% for Class A Shares and ___% for Class B Shares. Total expenses after fee waivers and expense reimbursements for each class are: Class A Shares ___%; and Class B Shares ___%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS --                                AMSOUTH BALANCED FUND
OBJECTIVES, RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

                                        EXPENSE EXAMPLE

                                                  1      3        5        10
                                                 YEAR   YEARS    YEARS    YEARS
                CLASS A SHARES
                ----------------------------------------------------------------
                CLASS B SHARES

                Assuming redemption

                Assuming no redemption
                ----------------------------------------------------------------

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:
    o    $10,000 investment
    o    5% annual return
    o    no changes in the Fund's operating expenses
    o    redemption at the end of each period

Because actual returns and operating expenses will be different, this example is for comparison only.

--------------------------------------------------------------------------------

DESCRIPTION FUNDS - OBJECTIVES, RISK/RETURN        AMSOUTH STRATEGIC PORTFOLIOS:
AND EXPENSES                                         AGGRESSIVE GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                       RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE                   The Fund seeks to provide  investors with
                                       capital growth.

PRINCIPAL INVESTMENT STRATEGIES        The Fund  allocates  its assets among the
                                       Underlying  Funds  within   predetermined
                                       strategy ranges,  as set forth below. The
                                       Advisor will make allocation decisions according to its outlook for the economy, financial markets and relative market valuation of the Underlying Funds.

                                       The Fund  will  invest  95% of its  total
                                       assets in  Underlying  Funds which invest
                                       primarily in equity securities, 4% of its
                                       total  assets in  Underlying  Funds which
                                       invest    primarily   in   fixed   income
                                       securities  and 1% of its total assets in
                                       Underlying  Funds  which  invest in money
                                       market instruments.  The Fund will invest
                                       its  assets in the  following  Underlying
                                       Funds   within   the   strategy    ranges
                                       (expressed as a percentage of the Fund's total assets) indicated below:

                                       UNDERLYING FUND            STRATEGY RANGE

                                       Value Fund                     0%-20%
                                       Select Equity Fund             0%-15%
                                       Enhanced Market Fund           0%-25%
                                       Large Cap Fund                 0%-15%
                                       Capital Growth Fund            0%-20%
                                       Mid Cap Fund                   0%-15%
                                       Small Cap Fund                 0%-25%
                                       International Equity Fund      0%-15%
                                       Limited Term Bond Fund         0%-10%
                                       Prime Money Market Fund        0%-5%

                                       The  investment  styles of the Underlying
                                       Funds are described elsewhere in this Prospectus. The Prime Money Market Fund's investment style is described in the Money Market Funds' prospectus. For more information about the Fund, please see the Additional Investment Strategies and Risks on page __ or consult the SAI.

PRINCIPAL INVESTMENT RISKS             The Fund's  investments are  concentrated
                                       in the  Underlying  Funds,  so the Fund's
                                       investment    performance   is   directly
                                       related  to  the   performance  of  those
                                       Underlying Funds. Before investing in the
                                       Fund,  investors  should assess the risks
                                       associated  with the Underlying  Funds in
                                       which the Fund  invests  and the types of
                                       investments   made  by  such   Underlying
                                       Funds.  In addition,  since the Fund must
                                       allocate   its   investments   among  the
                                       Underlying  Funds, the Fund does not have
                                       the  same  flexibility  to  invest  as  a
                                       mutual fund without such constraints.  As
                                       a  result,   you  could   lose  money  by
                                       investing in the Fund, particularly if there is a sudden decline in the share prices of the Underlying Fund's holdings.

--------------------------------------------------------------------------------

DESCRIPTION FUNDS - OBJECTIVES, RISK/RETURN        AMSOUTH STRATEGIC PORTFOLIOS:
AND EXPENSES                                         AGGRESSIVE GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                       The Fund invests in Underlying Funds that
                                       invest  primarily  in equity  securities.
                                       Stocks   and  other   equity   securities
                                       fluctuate   in  price,   often  based  on
                                       factors  unrelated to the issuers' value,
                                       and such  fluctuations can be pronounced.
                                       For more  information  about these risks,
                                       please  see  the  Additional   Investment
                                       Strategies and Risks on page ___.

The bar chart and table on this page show how the Fund has performed. The bar chart shows the performance of the Fund's Class A Shares for its first full calendar year of operations. The table below it compares the Fund's performance over time to that of the S&P 500 (R) Index, a widely recognized, unmanaged index of common stocks. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

                                  PERFORMANCE BAR CHART AND TABLE
                              YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
                                       FOR CLASS A SHARES(1)

                                            [BAR CHART]

                         2000                                   1.50%
                         2001                                      %
                         ------------------------------------------------------
                                  The bar chart above does not reflect any
                                  applicable sales charges which would reduce
                                  returns. The Fund's total return from 1/1/02
                                  to 9/30/02 was _______%.
                                 ----------------------------------------------

The returns for Class B Shares will differ from the Class A Shares returns shown in the bar chart because of differences in expenses of each class. The table assumes that Class B shareholders redeem all of their fund shares at the end of the period indicated.

                                          Best quarter:
                                          Worst quarter:
                                          -----------------------------------

                                             AVERAGE ANNUAL TOTAL RETURNS
                                             (for the periods ending
                                              December 31, 2001)(1)
                                             --------------------------------

                                                       1         SINCE INCEPTION
                                                      YEAR          (1/13/99)
                                  ----------------------------------------------
 CLASS A SHARES Return Before
 Taxes (with 5.50% sales charge)
                                  ----------------------------------------------
 CLASS B SHARES (2) Return
 Before Taxes (with applicable
 Contingent Deferred Sales
 Charge)                          ----------------------------------------------

 CLASS A SHARES Return After
 Taxes on Distributions
                                  ----------------------------------------------
 CLASS A SHARES Return After
 Taxes on Distributions and Sale
 of Fund Shares
                                  ----------------------------------------------
 S&P 500(R) INDEX
                                  ----------------------------------------------

(1) Both charts assume reinvestment of dividends and distributions.

(2) Class B Shares commenced operations on 1/27/99.

--------------------------------------------------------------------------------

DESCRIPTION FUNDS - OBJECTIVES, RISK/RETURN        AMSOUTH STRATEGIC PORTFOLIOS:
AND EXPENSES                                         AGGRESSIVE GROWTH PORTFOLIO
--------------------------------------------------------------------------------

The table shows the impact of taxes on the Fund's returns. After-tax returns are only shown for Class A Shares and may vary for Class B Shares. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after tax returns depend on an investor's tax situation and may differ from those shown. Also note that after tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------

DESCRIPTION FUNDS - OBJECTIVES, RISK/RETURN        AMSOUTH STRATEGIC PORTFOLIOS:
AND EXPENSES                                         AGGRESSIVE GROWTH PORTFOLIO
--------------------------------------------------------------------------------

As an investor in the AmSouth Strategic Portfolios: Aggressive Growth Portfolio, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

CONTINGENT DEFERRED SALES CHARGE

Some Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge.

                                           FEES AND EXPENSES

                    SHAREHOLDER TRANSACTION EXPENSES        CLASS A    CLASS B
                    (EXPENSES PAID BY YOU DIRECTLY)(1)      SHARES     SHARES

                    Maximum Sales Charge (Load) on           5.50%(2)  None
                    Purchases
                    ------------------------------------------------------------
                    Maximum Deferred Sales Charge           None        5.00%(3)
                    (Load)
                    ------------------------------------------------------------
                    Redemption Fee(4)                        2.00%      2.00%

                    ANNUAL FUND OPERATING EXPENSES          CLASS A    CLASS B
                    (FEES PAID FROM FUND ASSETS)            SHARES     SHARES

                    Management Fee                           0.20%      0.20%
                    ------------------------------------------------------------
                    Distribution and/or Service              0.00%      0.75%
                    (12b-1) Fee
                    ------------------------------------------------------------
                    Other Expenses(5)
                    ------------------------------------------------------------
                    Total Fund Operating Expenses(5)
                    ------------------------------------------------------------
                    Fee Waiver and/or Expense               (0.10)%    (0.10)%
                    Reimbursement(6)
                    ------------------------------------------------------------
                    Net Expenses(6)
                    ------------------------------------------------------------

(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase. See "Distribution Arrangements."

(3) For B Shares acquired in the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC charged if such Class B Shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year. For all other B Shares held continuously, the CDSC declines over a six year period as follows: 5%, 4%, 3%, 3%, 2%, 1%, to 0% in the seventh and eighth years. Approximately eight years after purchase (seven years in the case of Shares acquired in the ISG combination), Class B Shares automatically convert to Class A Shares.

(4) A redemption fee of 2.00% will be charged on sales or exchanges of Class A Shares and Class B Shares made within 30 days of the date of purchase. See "Redemption Fee." A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

(5) Other expenses are being limited to ___% for Class A Shares and ___% for Class B Shares. Total expenses after fee waivers and expense reimbursements for each class are: Class A Shares, ___%; and Class B Shares, ___%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

--------------------------------------------------------------------------------

DESCRIPTION FUNDS - OBJECTIVES, RISK/RETURN        AMSOUTH STRATEGIC PORTFOLIOS:
AND EXPENSES                                         AGGRESSIVE GROWTH PORTFOLIO
--------------------------------------------------------------------------------

(6) The above amounts reflect a reduction in shareholder servicing fees required by National Association of Securities Dealers (NASD) rules, which limit total shareholder servicing fees paid by the Fund to 0.25%. Class A Shares and Class B Shares each pay a shareholder servicing fee in the amount of .25%. As reduced, the shareholder servicing fees are 0.15% for Class A Shares and 0.15% for Class B shares. The Class I Shares of the Underlying Funds in which the Fund invests pay a shareholder servicing fee in the amount of .15%, of which .05% is waived by the Distributor. Hence, the aggregate shareholder servicing fee paid by each of the Class A Shares and the Class B Shares is 0.25%.

In addition to the expenses shown above, if you buy and hold shares of the AmSouth Strategic Portfolios: Aggressive Growth Portfolio you will indirectly bear your pro rata share of fees and expenses incurred by the Underlying Funds in which the Fund invests, so that the investment returns of the Fund will be net of the expenses of the Underlying Funds. After combining the total operating expenses of the Fund with those of the Underlying Funds, the estimated average weighted expense ratio is as follows:

                    CLASS A SHARES
                    ----------------------------------------------------
                    CLASS B SHARES
                    ----------------------------------------------------

Actual expenses will differ depending on the actual allocation of investments in the Underlying Funds in effect from time to time.

                                            EXPENSE EXAMPLE

                                                   1       3       5        10
                                                 YEAR    YEARS   YEARS     YEARS
                    CLASS A SHARES
                    ------------------------------------------------------------
                    CLASS B SHARES
                    Assuming redemption
                    Assuming no redemption
                    ------------------------------------------------------------

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:
    o    $10,000 investment
    o    5% annual return
    o    no changes in the Fund's operating expenses
    o    redemption at the end of each time period

Because actual returns and operating expenses will be different, this example is for comparison only.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,            AMSOUTH STRATEGIC PORTFOLIOS:
RISK/RETURN AND EXPENSES                                        GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                       RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE                   The Fund seeks to provide  investors with
                                       long-term capital growth.

PRINCIPAL INVESTMENT STRATEGIES        The Fund  allocates  its assets among the
                                       Underlying  Funds  within   predetermined
                                       strategy ranges,  as set forth below. The
                                       Advisor will make allocation decisions according to its outlook for the economy, financial markets and relative market valuation of the Underlying Funds.

                                       The Fund  will  invest  70% of its  total
                                       assets in  Underlying  Funds which invest
                                       primarily  in equity  securities,  29% of
                                       its  total  assets  in  Underlying  Funds
                                       which  invest  primarily  in fixed income
                                       securities, and 1% of its total assets in
                                       Underlying  Funds  which  invest  in  one
                                       Underlying  Fund  which  invests in money
                                       market instruments.  The Fund will invest
                                       its  assets in the  following  Underlying
                                       Funds   within   the   strategy    ranges
                                       (expressed as a percentage of the Fund's total assets) indicated below:

                                       UNDERLYING FUND            STRATEGY RANGE

                                       Value Fund                      0%-15%
                                       Select Equity Fund              0%-15%
                                       Enhanced Market Fund            0%-20%
                                       Large Cap Fund                  0%-15%
                                       Capital Growth Fund             0%-15%
                                       Mid Cap Fund                    0%-15%
                                       Small Cap Fund                  0%-15%
                                       International Equity Fund       0%-15%
                                       Government Income Fund          0%-15%
                                       Bond Fund                       0%-15%
                                       Limited Term Bond Fund          0%-15%
                                       Prime Money Market Fund         0%-5%

                                       The  investment  styles of the Underlying
                                       Funds are described elsewhere in this Prospectus. The Prime Money Market Fund's investment style is described in the Money Market Funds' prospectus. For more information about the Fund, please see the Additional Investment Strategies and Risks on page __ or consult the SAI.

PRINCIPAL INVESTMENT RISKS             The Fund's  investments are  concentrated
                                       in the  Underlying  Funds,  so the Fund's
                                       investment    performance   is   directly
                                       related  to  the   performance  of  those
                                       Underlying Funds. Before investing in the
                                       Fund,  investors  should assess the risks
                                       associated  with the Underlying  Funds in
                                       which the Fund  invests  and the types of
                                       investments   made  by  such   Underlying
                                       Funds.  In addition,  since the Fund must
                                       allocate   its   investments   among  the
                                       Underlying  Funds, the Fund does not have
                                       the  same  flexibility  to  invest  as  a
                                       mutual fund without such constraints.  As
                                       a  result,   you  could   lose  money  by
                                       investing in the Fund, particularly if there is a sudden decline in the share prices of the Underlying Fund's holdings.

                                       The Fund invests in Underlying Funds that
                                       invest  primarily  in equity  securities.
                                       Stocks   and  other   equity   securities
                                       fluctuate   in  price,   often  based  on
                                       factors unrelated to the issuers' value, and such fluctuations can be pronounced.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,            AMSOUTH STRATEGIC PORTFOLIOS:
RISK/RETURN AND EXPENSES                                        GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                       For more  information  about these risks,
                                       please  see  the  Additional   Investment
                                       Strategies and Risks on page __.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,            AMSOUTH STRATEGIC PORTFOLIOS:
RISK/RETURN AND EXPENSES                                        GROWTH PORTFOLIO
--------------------------------------------------------------------------------

The bar chart and table on this page show how the Fund has performed. The bar chart shows the performance of the Fund's Class A Shares for its first full calendar year of operations. The table below it compares the Fund's performance over time to that of the S&P 500 (R) Index, a widely recognized, unmanaged index of common stocks. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

                                     PERFORMANCE BAR CHART AND TABLE
                                    YEAR-BY-YEAR TOTAL RETURNS AS OF
                                       12/31 FOR CLASS A SHARES(1)

                                               [BAR GRAPH]

                         2000                                         0.59%
                         2001                                             %
                         ------------------------------------------------------
                                  The bar chart above does not reflect any
                                  applicable sales charges which would reduce
                                  returns. The Fund's total return from 1/1/02
                                  to 9/30/02 was ________%.
                         -------------------------------------------------------

The returns for Class B Shares will differ from the Class A Shares returns shown in the bar chart because of differences in the expenses of each class. The table assumes that Class B shareholders redeem all of their Fund shares at the end of the period indicated.
                                          Best quarter
                                          Worst quarter:
                                         ------------------------------------
                                             AVERAGE ANNUAL TOTAL RETURNS
                                             (for the periods ending
                                             December 31, 2001)(1)
                                             --------------------------------

                                                        1      SINCE INCEPTION
                                                      YEAR        (12/11/99)
                                                    ----------------------------
              CLASS A SHARES Return Before Taxes
              (with 5.50% sales charge)
                                                    ----------------------------
              CLASS B SHARES (2) Return Before Taxes
              (with applicable Contingent Deferred
              Sales Charge)
                                                    ----------------------------
              CLASS A SHARES Return After Taxes on
              Distributions
                                                    ----------------------------
              CLASS A SHARES Return After Taxes on
              Distributions and Sale of Fund Shares
                                                    ----------------------------
              S&P 500 (R) INDEX
                                                    ----------------------------

(1) Both charts assume reinvestment of dividends and distributions.

(2) Class B Shares commenced operations on 2/15/99.

The table shows the impact of taxes on the Fund's returns. After-tax returns are only shown for Class A Shares and may vary for Class B Shares. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after tax returns depend on an investor's

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,            AMSOUTH STRATEGIC PORTFOLIOS:
RISK/RETURN AND EXPENSES                                        GROWTH PORTFOLIO
--------------------------------------------------------------------------------
tax situation and may differ from those shown. Also note that after tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,            AMSOUTH STRATEGIC PORTFOLIOS:
RISK/RETURN AND EXPENSES                                        GROWTH PORTFOLIO
--------------------------------------------------------------------------------

As an investor in the AmSouth Strategic Portfolios: Growth Portfolio, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

CONTINGENT DEFERRED SALES CHARGE

Some Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge.

                                FEES AND EXPENSES

SHAREHOLDER TRANSACTION EXPENSES                     CLASS A           CLASS B
(EXPENSES PAID BY YOU DIRECTLY)(1)                   SHARES            SHARES

Maximum Sales Charge (Load) on Purchases              5.50%(2)         None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)                   None            5.00%(3)
--------------------------------------------------------------------------------
Redemption Fee(4)                                     2.00%             2.00%

ANNUAL FUND OPERATING EXPENSES                       CLASS A           CLASS B
(FEES PAID FROM FUND ASSETS)                         SHARES            SHARES

Management Fee                                        0.20%             0.20%
--------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fee               0.00%             0.75%
--------------------------------------------------------------------------------
Other Expenses(5)
--------------------------------------------------------------------------------
      Total Fund Operating Expenses(5)
--------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement(6)           (0.10)%           (0.10)%
--------------------------------------------------------------------------------
      Net Expenses(6)
--------------------------------------------------------------------------------

(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase. See "Distribution Arrangements."

(3) For B Shares acquired in the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC charged if such Class B Shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year. For all other B Shares held continuously, the CDSC declines over a six year period as follows: 5%, 4%, 3%, 3%, 2%, 1% to 0% in the seventh and eighth years. Approximately eight years after purchase (seven years in the case of Shares acquired in the ISG combination), Class B Shares automatically convert to Class A Shares.

(4) A redemption fee of 2.00% will be charged on sales or exchanges of Class A Shares and Class B Shares made within 30 days of the date of purchase. See "Redemption Fee." A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

(5) Other expenses are being limited to ___% for Class A Shares and ___% for Class B Shares. Total expenses after fee waivers and expense reimbursements for each class are: Class A Shares, ___%; and Class B Shares, ___%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,            AMSOUTH STRATEGIC PORTFOLIOS:
RISK/RETURN AND EXPENSES                                        GROWTH PORTFOLIO
--------------------------------------------------------------------------------

(6) The above amounts reflect a reduction in shareholder servicing fees required by National Association of Securities Dealers (NASD) rules, which limit total shareholder servicing fees paid by the Fund to 0.25%. Class A Shares and Class B Shares each pay a shareholder servicing fee in the amount of .25%. As reduced, the shareholder servicing fees are 0.15% for Class A Shares and 0.15% for Class B shares. The Class I Shares of the Underlying Funds in which the Fund invests pay a shareholder servicing fee in the amount of .15%, of which .05% is waived by the Distributor. Hence, the aggregate shareholder servicing fee paid by each of the Class A Shares and the Class B Shares is 0.25%.

In addition to the expenses shown above, if you buy and hold shares of the AmSouth Strategic Portfolios: Growth Portfolio you will indirectly bear your pro rata share of fees and expenses incurred by the Underlying Funds in which the Fund invests, so that the investment returns of the Fund will be net of the expenses of the Underlying Funds. After combining the total operating expenses of the Fund with those of the Underlying Funds, the estimated average weighted expense ratio is as follows:

                             AMSOUTH STRATEGIC PORTFOLIOS: GROWTH PORTFOLIO

                       CLASS A SHARES
                       ----------------------------------------------------
                       CLASS B SHARES
                       ----------------------------------------------------

Actual expenses will differ depending on the actual allocation of investments in the Underlying Funds in effect from time to time.

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:
    o    $10,000 investment
    o    5% annual return
    o    no changes in the Fund's operating expenses
    o    redemption at the end of each time period

Because actual returns and operating expenses will be different, this example is for comparison only.

                                               EXPENSE EXAMPLE

                                                   1         3       5      10
                                                  YEAR     YEARS   YEARS   YEARS
                       CLASS A SHARES
                       ---------------------------------------------------------
                       CLASS B SHARES

                       Assuming redemption

                       Assuming no redemption
                       ---------------------------------------------------------

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,            AMSOUTH STRATEGIC PORTFOLIOS:
RISK/RETURN AND EXPENSES                             GROWTH AND INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                       RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE                   The Fund seeks to provide  investors with
                                       long-term capital growth and a moderate level of current income.

PRINCIPAL INVESTMENT STRATEGIES        The Fund  allocates  its assets among the
                                       Underlying  Funds  within   predetermined
                                       strategy ranges,  as set forth below. The
                                       Advisor will make allocation decisions according to its outlook for the economy, financial markets and relative market valuation of the Underlying Funds.

                                       The Fund  will  invest  55% of its  total
                                       assets in  Underlying  Funds which invest
                                       primarily  in equity  securities,  44% of
                                       its  total  assets  in  Underlying  Funds
                                       which  invest  primarily  in fixed income
                                       securities  and 1% of its total assets in
                                       Underlying  Funds  which  invest in money
                                       market instruments.  The Fund will invest
                                       its  assets in the  following  Underlying
                                       Funds   within   the   strategy    ranges
                                       (expressed as a percentage of the Fund's total assets) indicated below:

                                       UNDERLYING FUND            STRATEGY RANGE

                                       Value Fund                      0%-15%
                                       Select Equity Fund              0%-10%
                                       Enhanced Market Fund            0%-15%
                                       Large Cap Fund                  0%-10%
                                       Capital Growth Fund             0%-15%
                                       Mid Cap Fund                    0%-10%
                                       Small Cap Fund                  0%-10%
                                       International Equity Fund       0%-10%
                                       Government Income Fund          0%-20%
                                       Bond Fund                       0%-20%
                                       Limited Term Bond Fund          0%-20%
                                       Prime Money Market Fund          0%-5%

                                       The  investment  styles of the Underlying
                                       Funds are described elsewhere in this Prospectus. The Prime Money Market Fund's investment style is described in the Money Market Funds' prospectus. For more information about the Fund, please see the Additional Investment Strategies and Risks on page __ or consult the SAI.

PRINCIPAL INVESTMENT RISKS             The Fund's  investments are  concentrated
                                       in the  Underlying  Funds,  so the Fund's
                                       investment    performance   is   directly
                                       related  to  the   performance  of  those
                                       Underlying Funds. Before investing in the
                                       Fund,  investors  should assess the risks
                                       associated  with the Underlying  Funds in
                                       which the Fund  invests  and the types of
                                       investments   made  by  such   Underlying
                                       Funds.  In addition,  since the Fund must
                                       allocate   its   investments   among  the
                                       Underlying  Funds, the Fund does not have
                                       the  same  flexibility  to  invest  as  a
                                       mutual fund without such constraints.  As
                                       a  result,   you  could   lose  money  by
                                       investing in the Fund, particularly if there is a sudden decline in the share prices of the Underlying Fund's holdings.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,            AMSOUTH STRATEGIC PORTFOLIOS:
RISK/RETURN AND EXPENSES                             GROWTH AND INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                       The Fund invests in Underlying Funds that
                                       invest  primarily  in equity  securities.
                                       Stocks   and  other   equity   securities
                                       fluctuate   in  price,   often  based  on
                                       factors unrelated to the issuers' value, and such fluctuations can be pronounced.

                                       The Fund also invests in Underlying Funds
                                       that  invest  primarily  in fixed  income
                                       securities, which are subject to interest
                                       rate and credit risk.  Interest rate risk
                                       is the  potential  for a decline  in bond
                                       prices  due  to  rising  interest  rates.
                                       Credit risk is the  possibility  that the
                                       issuer of a  fixed-income  security  will
                                       fail to make timely  payments of interest
                                       or  principal,  or that the security will
                                       have its credit  rating  downgraded.  For
                                       more   information   about  these  risks,
                                       please  see  the  Additional   Investment
                                       Strategies and Risks on page __.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,            AMSOUTH STRATEGIC PORTFOLIOS:
RISK/RETURN AND EXPENSES                             GROWTH AND INCOME PORTFOLIO
--------------------------------------------------------------------------------

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the Fund's performance over time to that of the S&P 500 (R) Index, a widely recognized, unmanaged index of common stocks and the Merrill Lynch Government/Corporate Master Index, an unmanaged broad-based index representative of the total return of government and corporate bonds. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

                                     PERFORMANCE BAR CHART AND TABLE
                                    YEAR-BY-YEAR TOTAL RETURNS AS OF
                                       12/31 FOR CLASS A SHARES(1)

                                               [BAR GRAPH]
                         2000                                           4.21%
                         2001                                               %
                         -------------------------------------------------------
                                  The bar chart above does not reflect any
                                  applicable sales charges which would reduce
                                  returns. The Fund's total return from 1/1/02
                                  to 9/30/02 was _______%.
                         -------------------------------------------------------

The returns for Class B Shares will differ from the Class A Shares returns shown in the bar chart because of differences in the expenses of each class. The table assumes that Class B shareholders redeem all of their Fund shares at the end of the period indicated.
                              Best quarter
                              Worst quarter:
                              -----------------------------------------
                                      AVERAGE ANNUAL TOTAL RETURNS
                                      (for the periods ending
                                      December 31, 2001)(1)
                                      ---------------------------------

                                                          1      SINCE INCEPTION
                                                        YEAR       (1/27/99)
                                                     ---------------------------
             CLASS A SHARES(2) Return Before Taxes
             (with 5.50% sales charge)
                                                     ---------------------------
             CLASS B SHARES Return Before Taxes
             (with applicable Contingent Deferred
             Sales Charge)
                                                     ---------------------------
             CLASS A SHARES Return After Taxes on
             Distributions
                                                     ---------------------------
             CLASS A SHARES Return After Taxes on
             Distributions and Sale of Fund Shares
                                                     ---------------------------
             S&P 500 (R) INDEX
                                                     ---------------------------
             MERRILL LYNCH GOVERNMENT/CORPORATE
             MASTER INDEX
                                                     ---------------------------

(1) Both charts assume reinvestment of dividends and distributions.

(2) Class A Shares commenced operations on 3/8/99.

The table shows the impact of taxes on the Fund's returns. After-tax returns are only shown for Class A Shares and may vary for Class B Shares. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,            AMSOUTH STRATEGIC PORTFOLIOS:
RISK/RETURN AND EXPENSES                             GROWTH AND INCOME PORTFOLIO
--------------------------------------------------------------------------------

certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after tax returns depend on an investor's tax situation and may differ from those shown. Also note that after tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,            AMSOUTH STRATEGIC PORTFOLIOS:
RISK/RETURN AND EXPENSES                             GROWTH AND INCOME PORTFOLIO
--------------------------------------------------------------------------------

As an investor in the AmSouth Strategic Portfolios: Growth and Income Portfolio, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

CONTINGENT DEFERRED SALES CHARGE

Some Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge.

                                FEES AND EXPENSES

SHAREHOLDER TRANSACTION EXPENSES                     CLASS A           CLASS B
(EXPENSES PAID BY YOU DIRECTLY)(1)                   SHARES            SHARES

Maximum Sales Charge (Load) on Purchases              5.50%(2)          None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)                  None              5.00%(3)
--------------------------------------------------------------------------------
Redemption Fee(4)                                     2.00%             2.00%

ANNUAL FUND OPERATING EXPENSES                       CLASS A           CLASS B
(FEES PAID FROM FUND ASSETS)                         SHARES            SHARES

Management Fee                                        0.20%             0.20%
--------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fee               0.00%             0.75%
--------------------------------------------------------------------------------
Other Expenses(5)
--------------------------------------------------------------------------------
      Total Fund Operating Expenses(5)
--------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement(6)           (0.10)%           (0.10)%
--------------------------------------------------------------------------------
      Net Expenses(6)
--------------------------------------------------------------------------------
(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase. See "Distribution Arrangements."

(3) For B Shares acquired in the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC charged if such Class B Shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year. For all other B Shares held continuously, the CDSC declines over a six year period as follows: 5%, 4%, 3%, 3%, 2%, 1% to 0% in the seventh and eighth years. Approximately eight years after purchase (seven years in the case of Shares acquired in the ISG combination), Class B Shares automatically convert to Class A Shares.

(4) A redemption fee of 2.00% will be charged on sales or exchanges of Class A Shares and Class B Shares made within 30 days of the date of purchase. See "Redemption Fee." A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

(5) Other expenses are being limited to ___% for Class A Shares and ___% for Class B Shares. Total expenses after fee waivers and expense reimbursements for each class are: Class A Shares, ___% and Class B Shares, ___%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

(6) The above amounts reflect a reduction in shareholder servicing fees required by National Association of Securities Dealers (NASD) rules, which limit total shareholder servicing fees paid by the Fund to 0.25%. Class A Shares and Class B Shares each pay a shareholder servicing fee in the amount of .25%. As reduced,

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,            AMSOUTH STRATEGIC PORTFOLIOS:
RISK/RETURN AND EXPENSES                             GROWTH AND INCOME PORTFOLIO
--------------------------------------------------------------------------------

the shareholder servicing fees are 0.15% for Class A Shares and 0.15% for Class B shares. The Class I Shares of the Underlying Funds in which the Fund invests pay a shareholder servicing fee in the amount of .15%, of which .05% is waived by the Distributor. Hence, the aggregate shareholder servicing fee paid by each of the Class A Shares and the Class B Shares is 0.25%.

In addition to the expenses shown above, if you buy and hold shares of the AmSouth Strategic Portfolios: Growth and Income Portfolio you will indirectly bear your pro rata share of fees and expenses incurred by the Underlying Funds in which the Fund invests, so that the investment returns of the Fund will be net of the expenses of the Underlying Funds. After combining the total operating expenses of the Fund with those of the Underlying Funds, the estimated average weighted expense ratio is as follows:

                                AMSOUTH STRATEGIC PORTFOLIOS: GROWTH
                                        AND INCOME PORTFOLIO

                       CLASS A SHARES
                       --------------------------------------------------------

                       CLASS B SHARES
                       --------------------------------------------------------

Actual expenses will differ depending on the actual allocation of investments in the Underlying Fund in effect from time to time.

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:
    o     $10,000 investment
    o     5% annual return
    o     no changes in the Fund's operating expenses
    o     redemption at the end of each time period

Because actual returns and operating expenses will be different, this example is for comparison only.

                                               EXPENSE EXAMPLE

                                                    1        3       5      10
                                                  YEAR     YEARS   YEARS   YEARS
                       CLASS A SHARES
                       ---------------------------------------------------------
                       CLASS B SHARES
                       Assuming redemption
                       Assuming no redemption
                       ---------------------------------------------------------

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS - OBJECTIVES,             AMSOUTH STRATEGIC PORTFOLIOS:
RISK/RETURN AND EXPENSES                    MODERATE GROWTH AND INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                       RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE                   The Fund seeks to provide  investors with
                                       current income and a moderate level of capital growth.

PRINCIPAL INVESTMENT STRATEGIES        The Fund  allocates  its assets among the
                                       Underlying   Funds  within  Funds  within
                                       predetermined  strategy  ranges,  as  set
                                       forth   below.   The  Advisor  will  make
                                       allocation  decisions  according  to  its
                                       outlook   for  the   economy,   financial
                                       markets and relative market valuation of the Underlying Funds.

                                       The Fund  will  invest  45% of its  total
                                       assets in  Underlying  Funds which invest
                                       primarily  in equity  securities,  54% of
                                       its  total  assets  in  Underlying  Funds
                                       which  invest  primarily  in fixed income
                                       securities  and 1% of its total assets in
                                       Underlying  Funds  which  invest in money
                                       market instruments.  The Fund will invest
                                       its  assets in the  following  Underlying
                                       Funds   within   the   strategy    ranges
                                       (expressed as a percentage of the Fund's total assets) indicated below:

                                       UNDERLYING FUND            STRATEGY RANGE

                                       Value Fund                       0%-15%
                                       Select Equity Fund               0%-10%
                                       Enhanced Market Fund             0%-15%
                                       Large Cap Fund                   0%-10%
                                       Capital Growth Fund              0%-15%
                                       Mid Cap Fund                     0%-10%
                                       Small Cap Fund                   0%-10%
                                       International Equity Fund        0%-10%
                                       Government Income Fund           0%-25%
                                       Bond Fund                        0%-25%
                                       Limited Term Bond Fund           0%-25%
                                       Prime Money Market Fund          0%-5%

                                       The  investment  styles of the Underlying
                                       Funds are described elsewhere in this Prospectus. The Prime Money Market Fund's investment style is described in the Money Market Funds' prospectus. For more information about the Fund, please see the Additional Investment Strategies and Risks on page __ or consult the SAI.

PRINCIPAL INVESTMENT RISKS             The Fund's  investments are  concentrated
                                       in the  Underlying  Funds,  so the Fund's
                                       investment    performance   is   directly
                                       related  to  the   performance  of  those
                                       Underlying Funds. Before investing in the
                                       Fund,  investors  should assess the risks
                                       associated  with the Underlying  Funds in
                                       which the Fund  invests  and the types of
                                       investments   made  by  such   Underlying
                                       Funds.  In addition,  since the Fund must
                                       allocate   its   investments   among  the
                                       Underlying  Funds, the Fund does not have
                                       the  same  flexibility  to  invest  as  a
                                       mutual fund without such constraints.  As
                                       a  result,   you  could   lose  money  by
                                       investing  in the Fund,  particularly  if
                                       there is a sudden  decline  in the  share
                                       prices of the Underlying Fund's holdings.
                                       The Fund invests in Underlying Funds that
                                       invest    primarily   in   fixed   income
                                       securities, which are subject to interest rate and credit risk. Interest rate risk is the potential for a decline in bond prices due to rising interest rates.
                                       Credit risk is the possibility that the issuer of a fixed-income security will

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS - OBJECTIVES,             AMSOUTH STRATEGIC PORTFOLIOS:
RISK/RETURN AND EXPENSES                    MODERATE GROWTH AND INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                       fail to make timely  payments of interest
                                       or  principal,  or that the security will
                                       have its credit  rating  downgraded.  The
                                       Fund also  invests  in  Underlying  Funds
                                       that   invest    primarily    in   equity
                                       securities.   Stocks  and  other   equity
                                       securities   fluctuate  in  price,  often
                                       based  on   factors   unrelated   to  the
                                       issuers' value, and such fluctuations can
                                       be pronounced. For more information about
                                       these  risks,  please see the  Additional
                                       Investment  Strategies  and Risks on page
                                       __.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS - OBJECTIVES,             AMSOUTH STRATEGIC PORTFOLIOS:
RISK/RETURN AND EXPENSES                    MODERATE GROWTH AND INCOME PORTFOLIO
--------------------------------------------------------------------------------

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the Fund's performance over time to that of the S&P 500(R) Index, a widely recognized, unmanaged index of common stocks and the Merrill Lynch Government/Corporate Master Index, an unmanaged broad-based index representative of the total return of government and corporate bonds. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

                                       PERFORMANCE BAR CHART AND TABLE
                                      YEAR-BY-YEAR TOTAL RETURNS AS OF
                                         12/31 FOR CLASS A SHARES(1)

                                                 [BAR GRAPH]
                         2000                                              5.84%
                         2001                                                 %
                         -------------------------------------------------------
                                     The bar chart above does not reflect
                                     any applicable sales charges which
                                     would reduce returns. The Fund's
                                     total return from 1/1/02 to 9/30/02
                                     was ______%.
                         -------------------------------------------------------

The returns for Class B Shares will differ from the Class A Shares returns shown in the bar chart because of differences in the expenses of each class. The table assumes that Class B shareholders redeem all of their Fund shares at the end of the period indicated.
                             Best quarter:
                             Worst quarter:
                             --------------------------------------
                                           AVERAGE ANNUAL TOTAL RETURNS
                                           (for the periods ending
                                           December 31, 2001)(1)
                                           ------------------------------

                                                         1      SINCE INCEPTION
                                                       YEAR        (1/28/99)
                                                    ----------------------------
            CLASS A SHARES(2) Return Before Taxes
            (with 5.50% sales charge)
                                                    ----------------------------
            CLASS B SHARES Return Before Taxes
            (with applicable Contingent Deferred
            Sales Charge)
                                                    ----------------------------
            CLASS A SHARES Return After Taxes on
            Distributions
                                                    ----------------------------
            CLASS A SHARES Return After Taxes on
            Distributions and Sale of Fund Shares
                                                    ----------------------------
            S&P 500 (R) INDEX
                                                    ----------------------------
            MERRILL LYNCH GOVERNMENT/CORPORATE
            MASTER INDEX
                                                    ----------------------------

(1) Both charts assume reinvestment of dividends and distributions.

(2) Class A Shares commenced operations on 2/9/99.

The table shows the impact of taxes on the Fund's returns. After-tax returns are only shown for Class A Shares and may vary for Class B Shares. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS - OBJECTIVES,             AMSOUTH STRATEGIC PORTFOLIOS:
RISK/RETURN AND EXPENSES                    MODERATE GROWTH AND INCOME PORTFOLIO
--------------------------------------------------------------------------------

certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after tax returns depend on an investor's tax situation and may differ from those shown. Also note that after tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS - OBJECTIVES,             AMSOUTH STRATEGIC PORTFOLIOS:
RISK/RETURN AND EXPENSES                    MODERATE GROWTH AND INCOME PORTFOLIO
--------------------------------------------------------------------------------

As an investor in the AmSouth Strategic Portfolios: Moderate Growth and Income Portfolio, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

CONTINGENT DEFERRED SALES CHARGE

Some Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge.

                                FEES AND EXPENSES

SHAREHOLDER TRANSACTION EXPENSES                     CLASS A           CLASS B
(EXPENSES PAID BY YOU DIRECTLY)(1)                   SHARES            SHARES

Maximum Sales Charge (Load) on Purchases              5.50%(2)         None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)                 None               5.00%(3)
--------------------------------------------------------------------------------
Redemption Fee(4)                                     2.00%             2.00%

ANNUAL FUND OPERATING EXPENSES                       CLASS A           CLASS B
(FEES PAID FROM FUND ASSETS)                         SHARES            SHARES

Management Fee                                        0.20%             0.20%
--------------------------------------------------------------------------------

Distribution and/or Service (12b-1) Fee               0.00%             0.75%
--------------------------------------------------------------------------------
Other Expenses(5)
--------------------------------------------------------------------------------
      Total Fund Operating Expenses(5)
--------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement(6)           (0.10)%           (0.10)%
--------------------------------------------------------------------------------
      Net Expenses(6)
--------------------------------------------------------------------------------

(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase. See "Distribution Arrangements."

(3) For B Shares acquired in the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC charged if such Class B Shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year. For all other B Shares held continuously, the CDSC declines over a six year period as follows: 5%, 4%, 3%, 3%, 2%, 1% to 0% in the seventh and eighth years. Approximately eight years after purchase (seven years in the case of Shares acquired in the ISG combination), Class B Shares automatically convert to Class A Shares.

(4) A redemption fee of 2.00% will be charged on sales or exchanges of Class A Shares and Class B Shares made within 30 days of the date of purchase. See "Redemption Fee." A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

(5) Other expenses are being limited to ___% for Class A Shares and ___% for Class B Shares. Total expenses after fee waivers and expense reimbursements for each class are: Class A Shares, ___%; and Class B Shares, ___%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS - OBJECTIVES,             AMSOUTH STRATEGIC PORTFOLIOS:
RISK/RETURN AND EXPENSES                    MODERATE GROWTH AND INCOME PORTFOLIO
--------------------------------------------------------------------------------

(6) The above amounts reflect a reduction in shareholder servicing fees required by National Association of Securities Dealers (NASD) rules, which limit total shareholder servicing fees paid by the Fund to 0.25%. Class A Shares and Class B Shares each pay a shareholder servicing fee in the amount of .25%. As reduced, the shareholder servicing fees are 0.15% for Class A Shares and 0.15% for Class B shares. The Class I Shares of the Underlying Funds in which the Fund invests pay a shareholder servicing fee in the amount of .15%, of which .05% is waived by the Distributor. Hence, the aggregate shareholder servicing fee paid by each of the Class A Shares and the Class B Shares is 0.25%.

In addition to the expenses shown above, if you buy and hold shares of the AmSouth Strategic Portfolios: Moderate Growth and Income Portfolio you will indirectly bear your pro rata share of fees and expenses incurred by the Underlying Funds in which the Fund invests, so that the investment returns of the Fund will be net of the expenses of the Underlying Funds. After combining the total operating expenses of the Fund with those of the Underlying Funds, the estimated average weighted expense ratio is as follows:

                        AMSOUTH STRATEGIC PORTFOLIOS: MODERATE GROWTH AND INCOME
                                                PORTFOLIO

                     CLASS A SHARES
                     -----------------------------------------------------------

                     CLASS B SHARES
                     -----------------------------------------------------------

Actual expenses will differ depending on the actual allocation of investments in the Underlying Funds in effect from time to time.

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:
    o    $10,000 investment
    o    5% annual return
    o    no changes in the Fund's operating expenses
    o    redemption at the end of each time period

Because actual returns and operating expenses will be different, this example is for comparison only.

                                        EXPENSE EXAMPLE

                                               1        3       5        10
                                             YEAR     YEARS   YEARS     YEARS
                CLASS A SHARES
                ----------------------------------------------------------------
                CLASS B SHARES
                Assuming redemption
                Assuming no redemption
                ----------------------------------------------------------------

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS - OBJECTIVES, RISK/RETURN AND EXPENSES         OVERVIEW
--------------------------------------------------------------------------------

                                       BOND FUNDS

TAXABLE FUNDS                          The  Bond  Fund,  the  Government  Income
                                       Fund, and the Limited Term Bond Fund, seek current income and invest primarily in fixed income securities, such as U.S.
                                       government securities, or corporate, bank and commercial obligations.

WHO MAY WANT TO INVEST                 Consider  investing in these Funds if you
                                       are:

                                       o     looking  to  add a  monthly  income
                                             component to your portfolio

                                       o     willing  to  accept  the  risks  of
                                             price and dividend fluctuations

                                       These Funds may not be appropriate if you are:

                                       o     investing emergency reserves

                                       o     uncomfortable  with  an  investment
                                             that will fluctuate in value

TAX-FREE FUNDS                         The  Municipal  Bond  Fund,  the  Florida
                                       Tax-Exempt   Fund,   and  the   Tennessee
                                       Tax-Exempt  Fund seek  tax-exempt  income
                                       and   invest   primarily   in   municipal
                                       securities  which are exempt from Federal
                                       and,   in  the   case   of  the   Florida
                                       Tax-Exempt Fund, Florida intangible taxes and in the case of the Tennessee Fund, Tennessee intangible taxes.

WHO MAY WANT TO INVEST?                Consider  investing in these Funds if you
                                       are:

                                       o     looking to reduce Federal income or
                                             Florida  or  Tennessee   intangible
                                             taxes

                                       o     seeking monthly Federal  tax-exempt
                                             dividends

                                       o     willing  to  accept  the  risks  of
                                             price and dividend fluctuations

                                       These Funds may not be appropriate if you are:

                                       o     investing   through  a   tax-exempt
                                             retirement plan

                                       o     uncomfortable  with  an  investment
                                             that will fluctuate in value

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS - OBJECTIVES,                        AMSOUTH GOVERNMENT
RISK/RETURN AND EXPENSES                                             INCOME FUND
--------------------------------------------------------------------------------

                                       RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE                   The Fund seeks current income  consistent
                                       with the preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES        The Fund invests  primarily in securities
                                       issued   or   guaranteed   by  the   U.S.
                                       government,      its      agencies     or
                                       instrumentalities.  These investments are
                                       principally  mortgage-related securities,
                                       U.S.   Treasury   obligations   and  U.S.
                                       government agency obligations.

                                       In  managing  the Fund's  portfolio,  the
                                       manager  uses  a  "top  down"  investment
                                       management   approach   focusing   on   a
                                       security's  maturity.  The manager  sets,
                                       and continually adjusts, a target for the
                                       interest  rate  sensitivity  of the  Fund
                                       based upon  expectations  about  interest
                                       rates.    The   manager    then   selects
                                       individual  securities  whose  maturities
                                       fit this  target  and which  the  manager
                                       believes  are the best  relative  values.
                                       The Fund may also invest in certain other
                                       debt  securities  in  addition  to  those
                                       described  above.  For  a  more  complete
                                       description of the various  securities in
                                       which the Fund may invest, please see the
                                       Additional   Investment   Strategies  and
                                       Risks on page __ or consult the SAI.


PRINCIPAL INVESTMENT RISKS             Your   investment  in  the  Fund  may  be
                                       subject to the following principal risks:

                                       INTEREST RATE RISK: The possibility that the value of the Fund's investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

                                       PREPAYMENT RISK: If a significant  number
                                       of mortgages underlying a mortgage backed
                                       security are refinanced, the security may
                                       be  "prepaid."  In this  case,  investors
                                       receive  their  principal  back  and  are
                                       typically   forced  to   reinvest  it  in
                                       securities that pay lower interest rates.
                                       Rapid  changes  in  prepayment  rates can
                                       cause  bond   prices  and  yields  to  be
                                       volatile.

                                       INCOME  RISK:  The  possibility  that the
                                       Fund's  income  will  decline  due  to  a
                                       decrease in interest  rates.  Income risk
                                       is generally high for shorter-term  bonds
                                       and low  for  longer-term  bonds.  If the
                                       Fund   invests   in    securities    with
                                       additional   risks,   its   share   price
                                       volatility  accordingly  could be greater
                                       and  its  performance   lower.  For  more
                                       information about these risks, please see the Additional Investment Strategies and Risks on page __.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS - OBJECTIVES,                        AMSOUTH GOVERNMENT
RISK/RETURN AND EXPENSES                                             INCOME FUND
--------------------------------------------------------------------------------

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the Fund's performance over time to that of the Lehman Brothers Mortgage Index, an unmanaged index generally representative of the mortgage bond market as a whole. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.
                                  PERFORMANCE BAR CHART AND TABLE
                                 YEAR-BY-YEAR TOTAL RETURNS AS OF
                                    12/31 FOR CLASS A SHARES(1)

                                           [BAR GRAPH]
                     1994                                          -0.37%
                     1995                                          14.38%
                     1996                                           4.07%
                     1997                                           9.35%
                     1998                                           7.14%
                     1999                                           0.63%
                     2000                                          10.67%
                     2001                                              %
                     -----------------------------------------------------------
                                 The bar chart above does not reflect
                                 any applicable sales charges which
                                 would reduce returns. The Fund's
                                 total return from 1/1/02 to 9/30/02
                                 was ________%.
                     -----------------------------------------------------------

The returns for Class B Shares will differ from the Class A Shares returns shown in the bar chart because of differences in the expenses of each class. The table assumes that Class B shareholders redeem all of their Fund shares at the end of the period indicated.
                                Best quarter:
                                Worst quarter:
                                ------------------------------------------
                                            AVERAGE ANNUAL TOTAL RETURNS
                                            (for the periods ending
                                            December 31, 2001)(1)
                                            ------------------------------

                                                 1         5     SINCE INCEPTION
                                                YEAR      YEARS      (3/2/98)
                                              ----------------------------------
              CLASS A SHARES Return Before
              Taxes (with 4.00% sales charge)
                                              ----------------------------------
              CLASS B SHARES(2) Return
              Before Taxes (with applicable
              Contingent Deferred Sales
              Charge)
                                              ----------------------------------
              CLASS A SHARES Return After
              Taxes on Distributions
                                              ----------------------------------
              CLASS A SHARES Return After
              Taxes on Distributions and
              Sale of Fund Shares
                                              ----------------------------------
              LEHMAN BROTHERS MORTGAGE INDEX
                                              ----------------------------------

(1) Both charts assume reinvestment of dividends and distributions. For current performance information including the Fund's 30-day yield, call 1-800-451-8382.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS - OBJECTIVES,                        AMSOUTH GOVERNMENT
RISK/RETURN AND EXPENSES                                             INCOME FUND
--------------------------------------------------------------------------------

(2) Performance for the Class B Shares, which commenced operations on 3/13/00, is based on the historical performance of the Class A Shares (without sales charge) prior to that date. The historical performance for the Class B Shares has been adjusted to reflect the higher distribution (12b-1) fees and the contingent deferred sales charge (CDSC).

The table shows the impact of taxes on the Fund's returns. After-tax returns are only shown for Class A Shares and may vary for Class B Shares. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after tax returns depend on an investor's tax situation and may differ from those shown. Also note that after tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS - OBJECTIVES,                        AMSOUTH GOVERNMENT
RISK/RETURN AND EXPENSES                                             INCOME FUND
--------------------------------------------------------------------------------

As an investor in the Government Income Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

CONTINGENT DEFERRED SALES CHARGE

Some Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge.

                                FEES AND EXPENSES

SHAREHOLDER TRANSACTION EXPENSES                     CLASS A           CLASS B
(EXPENSES PAID BY YOU                                SHARES            SHARES
directly)(1)

Maximum Sales Charge (Load) on Purchases              4.00%(2)          None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)                  None              5.00%(3)
--------------------------------------------------------------------------------
Redemption Fee(4)                                     2.00%             2.00%

ANNUAL FUND OPERATING EXPENSES                       CLASS A           CLASS B
(FEES PAID FROM FUND ASSETS)                         SHARES            SHARES

Management Fee                                        0.65%             0.65%
--------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fee               0.00%             0.75%
--------------------------------------------------------------------------------
Other Expenses(5)
--------------------------------------------------------------------------------
      Total Fund Operating Expenses(5)
--------------------------------------------------------------------------------

(1) AmSouth Bank or other financial institutions may charge their customers account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase. See "Distribution Arrangements."

(3) For B Shares acquired in the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC charged if such Class B Shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year following purchase. For all other B Shares held continuously, the CDSC declines over a six year period as follows: 5%, 4%, 3%, 3%, 2%, 1% to 0% in the seventh and eighth years. Approximately eight years after purchase (seven years in the case of ISG Shares acquired in the combination), Class B Shares automatically convert to Class A Shares.

(4) A redemption fee of 2.00% will be charged on sales or exchanges of Class A Shares and Class B Shares made within 30 days of the date of purchase. See "Redemption Fee." A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

(5) Other expenses are being limited to ___% for Class A Shares and ___% for Class B Shares. Total expenses after fee waivers and expense reimbursements for each class are: Class A Shares, ___% and Class B Shares, ___%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS - OBJECTIVES,                        AMSOUTH GOVERNMENT
RISK/RETURN AND EXPENSES                                             INCOME FUND
--------------------------------------------------------------------------------

                                           EXPENSE EXAMPLE

                                                  1        3       5        10
                                                YEAR     YEARS   YEARS     YEARS
                   CLASS A SHARES
                   -------------------------------------------------------------
                   CLASS B SHARES
                   Assuming redemption
                   Assuming no redemption
                   -------------------------------------------------------------

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:
    o    $10,000 investment
    o    5% annual return
    o    no changes in the Fund's operating expenses
    o    redemption at the end of each time period

Because actual returns and operating expenses will be different, this example is for comparison only.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS - OBJECTIVES,                           AMSOUTH LIMITED
RISK/RETURN AND EXPENSES                                          TERM BOND FUND
--------------------------------------------------------------------------------

                                       RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE                   The Fund seeks current income  consistent
                                       with the preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES        The Fund invests  primarily in short-term
                                       fixed income  securities  with maturities
                                       of  five   years  or  less,   principally
                                       corporate bonds and securities  issued or
                                       guaranteed  by the U.S.  government,  its
                                       agencies or  instrumentalities.  The Fund
                                       invests in debt  securities  only if they
                                       are  high-grade  (rated  at the  time  of
                                       purchase  in  one of  the  three  highest
                                       rating  categories  by an  NRSRO,  or are
                                       determined by the portfolio manager to be
                                       of comparable  quality).  In managing the
                                       Fund's portfolio, the manager uses a "top
                                       down"  investment   management   approach
                                       focusing on a  security's  maturity.  The
                                       manager sets, and continually  adjusts, a
                                       target for the interest rate  sensitivity
                                       of the Fund based upon expectations about
                                       interest   rates   and   other   economic
                                       factors.   The   manager   then   selects
                                       individual  securities  whose  maturities
                                       fit this  target  and which  the  manager
                                       believes  are the best  relative  values.
                                       The Fund may also invest in certain other
                                       debt  securities  in  addition  to  those
                                       described  above.  For  a  more  complete
                                       description of the various  securities in
                                       which the Fund may invest, please see the
                                       Additional   Investment   Strategies  and
                                       Risks on page __ or consult the SAI.

PRINCIPAL INVESTMENT RISKS             Your   investment  in  the  Fund  may  be
                                       subject to the following principal risks:

                                       INCOME RISK: The possibility that the Fund's income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer- term bonds.

                                       INTEREST RATE RISK: The possibility that the value of the Fund's investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

                                       CREDIT  RISK:  The  possibility  that  an
                                       issuer  cannot make timely  interest  and
                                       principal payments on its debt securities
                                       such as  bonds.  The  lower a  security's
                                       rating,  the greater its credit risk.  If
                                       the  Fund  invests  in  securities   with
                                       additional   risks,   its   share   price
                                       volatility  accordingly  could be greater
                                       and  its  performance   lower.  For  more
                                       information about these risks, please see the Additional Investment Strategies and Risks on page __.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS - OBJECTIVES,                           AMSOUTH LIMITED
RISK/RETURN AND EXPENSES                                          TERM BOND FUND
--------------------------------------------------------------------------------

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some Zindication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the Fund's performance over time to that of Merrill Lynch 1-5 Year Government/Corporate Bond Index, an unmanaged index representative of the total return of short-term government and corporate bonds. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

                                       PERFORMANCE BAR CHART AND TABLE
                                      YEAR-BY-YEAR TOTAL RETURNS AS OF
                                         12/31 FOR CLASS A SHARES(1)

                                                 [BAR GRAPH]
                         1992                                              6.03%
                         1993                                              7.16%
                         1994                                             -1.80%
                         1995                                             12.72%
                         1996                                              3.69%
                         1997                                              6.80%
                         1998                                              7.13%
                         1999                                              1.36%
                         2000                                              8.22%
                         2001                                                 %
                         -------------------------------------------------------
                                     The bar chart above does not reflect
                                     any applicable sales charges which
                                     would reduce returns. The Fund's
                                     total return from 1/1/02 to 9/30/02
                                     was ________%.
                         -------------------------------------------------------

The returns for Class B Shares will differ from the Class A Shares returns shown in the bar chart because of differences in the expenses of each class. The table assumes that Class B shareholders redeem all of their Fund shares at the end of the period indicated.
                                 Best quarter:
                                 Worst quarter:
                                 ---------------------------------------
                                               AVERAGE ANNUAL TOTAL RETURNS
                                               (for the periods ending
                                               December 31, 2001)(1)
                                               ------------------------------

           AFTER-TAX RETURNS         1          5        10      SINCE INCEPTION
                                    YEAR      YEARS     YEARS       (2/1/89)
                                 -----------------------------------------------
CLASS A SHARES Return Before
Taxes (with 4.00% sales charge)
                                 -----------------------------------------------
CLASS B SHARES Return Before
Taxes (with applicable
Contingent Deferred Sales
Charge)(2)
                                 -----------------------------------------------
CLASS A SHARES Return After
Taxes on Distributions
                                 -----------------------------------------------
CLASS A SHARES Return After
Taxes on Distributions and
Sale of Fund Shares
                                 -----------------------------------------------
MERRILL LYNCH 1-5 YEAR
GOVERNMENT/CORPORATE BOND INDEX
                                 -----------------------------------------------

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS - OBJECTIVES,                           AMSOUTH LIMITED
RISK/RETURN AND EXPENSES                                          TERM BOND FUND
--------------------------------------------------------------------------------

(1) Both charts assume reinvestment of dividends and distributions. For current performance information including the Fund's 30-day yield, call 1-800-451-8382.

(2) Performance for the Class B Shares, which commenced operations on 1/21/99, is based on the historical performance of the Class A Shares (without sales charge) prior to that date. The historical performance for the Class B Shares has been adjusted to reflect the higher distribution (12b-1) fees and the contingent deferred sales charge (CDSC).

The table shows the impact of taxes on the Fund's returns. After-tax returns are only shown for Class A Shares and may vary for Class B Shares. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after tax returns depend on an investor's tax situation and may differ from those shown. Also note that after tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS - OBJECTIVES,                           AMSOUTH LIMITED
RISK/RETURN AND EXPENSES                                          TERM BOND FUND
--------------------------------------------------------------------------------

As an investor in the Limited Term Bond Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

CONTINGENT DEFERRED SALES CHARGE

Some Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge.

                                FEES AND EXPENSES

SHAREHOLDER TRANSACTION EXPENSES                     CLASS A           CLASS B
(EXPENSES PAID BY YOU DIRECTLY)(1)                   SHARES            SHARES

Maximum Sales Charge (Load) on Purchases              4.00%(2)          None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)                  None              5.00%(3)
--------------------------------------------------------------------------------
Redemption Fee(4)                                     2.00%             2.00%

ANNUAL FUND OPERATING EXPENSES                       CLASS A           CLASS B
(FEES PAID FROM FUND ASSETS)                         SHARES            SHARES

Management Fee                                        0.65%             0.65%
--------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fee               0.00%             0.75%
--------------------------------------------------------------------------------
Other Expenses(5)
--------------------------------------------------------------------------------
      Total Fund Operating Expenses(5)
--------------------------------------------------------------------------------

(1) AmSouth Bank or other financial institutions may charge their customers account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase. See "Distribution Arrangements."

(3) For B Shares acquired in the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC charged if such Class B Shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year following purchase. For all other B Shares held continuously, the CDSC declines over a six year period as follows: 5%, 4%, 3%, 3%, 2%, 1% to 0% in the seventh and eighth years. Approximately eight years after purchase (seven years in the case of ISG Shares acquired in the combination), Class B Shares automatically convert to Class A Shares.

(4) A redemption fee of 2.00% will be charged on sales or exchanges of Class A Shares and Class B Shares made within 30 days of the date of purchase. See "Redemption Fee." A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

(5) Other expenses are being limited to ___% for Class A Shares and ___% for Class B Shares. Total expenses after fee waivers and expense reimbursements for each class are: Class A Shares, ___%; and Class B Shares, ___%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS - OBJECTIVES,                           AMSOUTH LIMITED
RISK/RETURN AND EXPENSES                                          TERM BOND FUND
--------------------------------------------------------------------------------

                                        EXPENSE EXAMPLE

                                               1        3       5        10
                                             YEAR     YEARS   YEARS     YEARS
                CLASS A SHARES
                ----------------------------------------------------------------
                CLASS B SHARES
                Assuming redemption
                Assuming no redemption
                ----------------------------------------------------------------

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:
    o    $10,000 investment
    o    5% annual return
    o    no changes in the Fund's operating expenses
    o    redemption at the end of each time period

Because actual returns and operating expenses will be different, this example is for comparison only.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS - OBJECTIVES,
RISK/RETURN AND EXPENSES                                       AMSOUTH BOND FUND
--------------------------------------------------------------------------------

                                       RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE                   The Fund seeks current income  consistent
                                       with the preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES        The Fund  invests  primarily in bonds and
                                       other  fixed-income   securities.   These
                                       investments    include   primarily   U.S.
                                       corporate  bonds and debentures and notes
                                       or bonds issued or guaranteed by the U.S.
                                       government,      its      agencies     or
                                       instrumentalities.  The Fund  invests  in
                                       debt  securities  only if they  are  high
                                       grade  (rated at time of  purchase in one
                                       of the three highest rating categories by
                                       a   nationally   recognized   statistical
                                       rating organization (an "NRSRO"),  or are
                                       determined by the portfolio manager to be
                                       of  comparable  quality).  The Fund  also
                                       invests in zero-coupon  obligations which
                                       are  securities   which  do  not  provide
                                       current income but represent ownership of future interest and principal payments on U.S. Treasury bonds.

                                       The   Fund  may   purchase   fixed-income
                                       securities of any maturity and although there is no limit on the Fund's average maturity, it is normally expected to be between five and ten years. In managing the Fund's portfolio, the manager uses a "top down" investment management approach focusing on a security's maturity. The manager sets, and continually adjusts, a target for the interest rate sensitivity of the Fund based upon expectations about interest rates. The manager then selects individual securities whose maturities fit this target and which the manager believes are the best relative values.

                                       The Fund may also invest in certain other
                                       debt  securities.  For  a  more  complete
                                       description of the various  securities in
                                       which the Fund may invest, please see the
                                       Additional   Investment   Strategies  and
                                       Risks on page __ or consult the SAI.

PRINCIPAL INVESTMENT RISKS             Your   investment  in  the  Fund  may  be
                                       subject to the following principal risks:

                                       INTEREST RATE RISK: The possibility that the value of the Fund's investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

                                       CREDIT  RISK:  The  possibility  that  an
                                       issuer  cannot make timely  interest  and
                                       principal    payments    on   its    debt
                                       securities, such as bonds. The lower a security's rating, the greater its credit risk.

                                       INCOME RISK: The possibility that the Fund's income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer-term bonds.

                                       If the Fund  invests in  securities  with
                                       additional   risks,   its   share   price
                                       volatility  accordingly  could be greater
                                       and  its  performance   lower.  For  more
                                       information about these risks, please see the Additional Investment Strategies and Risks on page __.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS - OBJECTIVES,
RISK/RETURN AND EXPENSES                                       AMSOUTH BOND FUND
--------------------------------------------------------------------------------

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the Fund's performance over time to that of the Lehman Brothers Government/Credit Bond Index, an unmanaged index representative of the total return of government and corporate bonds. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

                                        PERFORMANCE BAR CHART AND TABLE
                                       YEAR-BY-YEAR TOTAL RETURNS AS OF
                                          12/31 FOR CLASS A SHARES(1)

                                                  [BAR GRAPH]
                             1992                                          7.30%
                             1993                                          9.88%
                             1994                                         -3.23%
                             1995                                         18.41%
                             1996                                          2.56%
                             1997                                          9.27%
                             1998                                          9.19%
                             1999                                         -2.56%
                             2000                                         12.06%
                             2001                                              %
                             ---------------------------------------------------
                                       The bar chart above does not reflect
                                       any applicable sales charges which
                                       would reduce returns. The Fund's total
                                       return from 1/1/02 to 9/30/02 was
                                       _______%.
                             ---------------------------------------------------

The returns for Class B Shares will differ from the Class A Shares returns shown in the bar chart because of differences in the expenses of each class. The table assumes that Class B shareholders redeem all of their Fund shares at the end of the period indicated.
                                 Best quarter:
                                 Worst quarter:
                                 ---------------------------------------
                                           AVERAGE ANNUAL TOTAL RETURNS
                                           (for the periods ending
                                           December 31, 2001)(1)
                                           ------------------------------

                                      1           5          10         SINCE
                                     YEAR       YEARS       YEARS     INCEPTION
                                                                      (12/31/88)
                                    -------------------------------------------
CLASS A SHARES Return Before
Taxes (with 4.00% sales charge)
                                    -------------------------------------------
CLASS B SHARES Return Before
Taxes (with applicable Contingent
Deferred Sales Charge)(2)
                                    -------------------------------------------
CLASS A SHARES Return After
Taxes on Distributions
                                    -------------------------------------------
CLASS A SHARES Return After
Taxes on Distributions and
Sale of Fund Shares
                                    -------------------------------------------
LEHMAN BROTHERS
GOVERNMENT/CREDIT BOND INDEX
                                    -------------------------------------------

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS - OBJECTIVES,
RISK/RETURN AND EXPENSES                                       AMSOUTH BOND FUND
--------------------------------------------------------------------------------

(1) Both charts assume reinvestment of dividends and distributions. For current performance information including the Fund's 30-day yield, call 1-800-451-8382.

(2) Performance for the Class B Shares, which commenced operations on 9/16/97, is based on the historical performance of the Class A Shares (without sales charge) prior to that date. The historical performance for the Class B Shares has been adjusted to reflect the higher distribution (12b-1) fees and the contingent deferred sales charge (CDSC).

The table shows the impact of taxes on the Fund's returns. After-tax returns are only shown for Class A Shares and may vary for Class B Shares. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after tax returns depend on an investor's tax situation and may differ from those shown. Also note that after tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS - OBJECTIVES,
RISK/RETURN AND EXPENSES                                       AMSOUTH BOND FUND
--------------------------------------------------------------------------------

As an investor in the Bond Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

                                FEES AND EXPENSES

SHAREHOLDER TRANSACTION EXPENSES                     CLASS A           CLASS B
(EXPENSES PAID BY YOU DIRECTLY)(1)                   SHARES            SHARES

Maximum Sales Charge (Load) on Purchases              4.00%(2)           None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)                  None              5.00%(3)
--------------------------------------------------------------------------------
Redemption Fee(4)                                     2.00%             2.00%

ANNUAL FUND OPERATING EXPENSES                       CLASS A           CLASS B
(FEES PAID FROM FUND ASSETS)                         SHARES            SHARES

Management Fee                                        0.65%             0.65%
--------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fee               0.00%             0.75%
--------------------------------------------------------------------------------
Other Expenses(5)
--------------------------------------------------------------------------------
      Total Fund Operating Expenses(5)
--------------------------------------------------------------------------------

(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase. See "Distribution Arrangements."

(3) For B Shares acquired in the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC charged if such Class B Shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year following purchase. For all other B Shares held continuously, the CDSC declines over a six year period as follows: 5%, 4%, 3%, 3%, 2%, 1% to 0% in the seventh and eighth years. Approximately eight years after purchase (seven years in the case of ISG Shares acquired in the combination), Class B Shares automatically convert to Class A Shares.

(4) A redemption fee of 2.00% will be charged on sales or exchanges of Class A Shares and Class B Shares made within 30 days of the date of purchase. See "Redemption Fee." A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

(5) Other expenses are being limited to ___% for Class A Shares and ___% for Class B Shares. Total expenses after fee waivers and expense reimbursements for each class are: Class A Shares, ___%; and Class B Shares, ___%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS - OBJECTIVES,
RISK/RETURN AND EXPENSES                                       AMSOUTH BOND FUND
--------------------------------------------------------------------------------

CONTINGENT DEFERRED SALES CHARGE

Some Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge.

                                           EXPENSE EXAMPLE

                                                1         3        5        10
                                               YEAR     YEARS    YEARS     YEARS
                    CLASS A SHARES
                    ------------------------------------------------------------
                    CLASS B SHARES
                    Assuming redemption
                    Assuming no redemption
                    ------------------------------------------------------------

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:
    o    $10,000 investment
    o    5% annual return
    o    no changes in the Fund's operating expenses
    o    redemption at the end of each time period

Because actual returns and operating expenses will be different, this example is for comparison only.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS - OBJECTIVES,                         AMSOUTH MUNICIPAL
RISK/RETURN AND EXPENSES                                               BOND FUND
--------------------------------------------------------------------------------

                                       RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE                   The Fund seeks to produce as high a level
                                       of current federal tax-exempt income, as is consistent with the preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES        The Fund  invests  primarily in municipal
                                       securities  that  provide  income that is
                                       exempt  from  federal  income tax and not
                                       subject   to  the   federal   alternative
                                       minimum  tax for  individuals.  Municipal
                                       securities are debt obligations,  such as
                                       bonds  and   notes,   issued  by  states,
                                       territories and possessions of the United
                                       States and their political  subdivisions,
                                       agencies      and      instrumentalities.
                                       Additionally,  the Fund  concentrates its
                                       investments   in   municipal   securities
                                       issued  by the State of  Alabama  and its
                                       political subdivisions.  The Fund invests
                                       in  debt  securities  only  if  they  are
                                       high-grade (rated at the time of purchase
                                       in  one  of  the  three  highest   rating
                                       categories by an NRSRO, or are determined
                                       by  the   portfolio   manager  to  be  of
                                       comparable quality).

                                       The Fund may purchase  securities  of any
                                       maturity.    In   managing   the   Fund's
                                       portfolio,  the portfolio  manager uses a
                                       "top down" investment management approach
                                       focusing on a  security's  maturity.  The
                                       portfolio  manager sets, and  continually
                                       adjusts,  a target for the interest  rate
                                       sensitivity   of  the  Fund   based  upon
                                       expectations  about  interest  rates  and
                                       other  economic  factors.  The  portfolio
                                       manager    then    selects     individual
                                       securities   whose  maturities  fit  this
                                       target,  have a  certain  level of credit
                                       quality,  and which the portfolio manager
                                       believes  are the best  relative  values.
                                       The Fund may also invest in certain other
                                       debt  securities  in  addition  to  those
                                       described  above.  For  a  more  complete
                                       description of the various  securities in
                                       which the Fund may invest, please see the
                                       Additional   Investment   Strategies  and
                                       Risks on page __ or consult the SAI.

PRINCIPAL INVESTMENT RISKS             Your   investment  in  the  Fund  may  be
                                       subject to the following principal risks:

                                       INTEREST RATE RISK: The possibility that the value of the Fund's investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

                                       TAX RISK: The risk that the issuer of the
                                       securities   will  fail  to  comply  with
                                       certain   requirements  of  the  Internal
                                       Revenue Code, which would cause adverse tax consequences.

                                       CREDIT RISK: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds. The lower a security's rating, the greater its credit risk.

                                       CONCENTRATION  RISK: By concentrating its
                                       investments   in  securities   issued  by
                                       Alabama and its municipalities,  the Fund
                                       may be  more  vulnerable  to  unfavorable
                                       developments  in Alabama  than funds that
                                       are  more   geographically   diversified.
                                       Additionally,  because of the  relatively
                                       small   number  of   issuers  of  Alabama
                                       municipal securities,  the Fund is likely
                                       to invest in a limited number of issuers.
                                       If the Fund  invests in  securities  with
                                       additional   risks,   its   share   price
                                       volatility  accordingly  could be greater
                                       and  its  performance   lower.  For  more
                                       information about these risks, please see the Additional Investment Strategies and Risks on page _.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS - OBJECTIVES,                         AMSOUTH MUNICIPAL
RISK/RETURN AND EXPENSES                                               BOND FUND
--------------------------------------------------------------------------------

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the Fund's performance over time to that of the Merrill Lynch 1-12 Year Municipal Bond Index, an unmanaged index generally representative of municipal bonds with intermediate maturities. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

                                       PERFORMANCE BAR CHART AND TABLE
                                      YEAR-BY-YEAR TOTAL RETURNS AS OF
                                      12/31 FOR CLASS A SHARES(1), (2)

                                                 [BAR GRAPH]
                            1992                                           5.94%
                            1993                                           7.56%
                            1994                                          -2.61%
                            1995                                          10.36%
                            1996                                           3.48%
                            1997                                           6.18%
                            1998                                           5.42%
                            1999                                          -1.67%
                            2000                                           8.82%
                            2001                                               %
                            ----------------------------------------------------
                                        The bar chart above does not reflect
                                        any applicable sales charges which
                                        would reduce returns. The Fund's
                                        total return from 1/1/02 to 9/30/02
                                        was _______%.
                            ----------------------------------------------------

The returns for Class B Shares will differ from the Class A Shares returns shown in the bar chart because of differences in the expenses of each class. The table assumes that Class B shareholders redeem all of their Fund shares at the end of the period indicated.
                                 Best quarter:
                                 Worst quarter:
                                 ----------------------------------------
                                           AVERAGE ANNUAL TOTAL RETURNS
                                           (for the periods ending
                                           December 31, 2001)(1), (2)
                                           ------------------------------

                                           1        5       10   SINCE INCEPTION
                                          YEAR    YEARS    YEARS   (10/01/75)
                                       -----------------------------------------
CLASS A SHARES Return Before Taxes
(with 4.00% sales charge)
                                       -----------------------------------------
CLASS B SHARES(3) Return Before Taxes
(with applicable Contingent Deferred
Sales Charge)
                                       -----------------------------------------
CLASS A SHARES Return After Taxes on
Distributions
                                       -----------------------------------------
CLASS A SHARES Return After Taxes on
Distributions and Sale of Fund Shares
                                       -----------------------------------------
MERRILL LYNCH 1-12 YEAR MUNICIPAL BOND
INDEX
                                       -----------------------------------------
MERRILL LYNCH 3-7 YEAR MUNICIPAL BOND
INDEX(4)
                                       -----------------------------------------

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS - OBJECTIVES,                         AMSOUTH MUNICIPAL
RISK/RETURN AND EXPENSES                                               BOND FUND
--------------------------------------------------------------------------------

(1) Both charts assume reinvestment of dividends and distributions. For current performance information including the Fund's 30-day yield, call 1-800-451-8382.

(2) The quoted performance of the Fund includes the performance of common and collective trust fund ("commingled") accounts advised by AmSouth Bank for periods dating back to 7/31/91 and prior to the Fund's commencement of operations on 7/1/97, as adjusted to reflect the expenses associated with the Fund. The commingled accounts were not registered with the SEC and were not subject to the investment restrictions imposed by law on registered mutual funds. If these accounts had been registered, these returns may have been lower.

(3) Performance for the Class B Shares, which commenced operations on 2/3/99, is based on the historical performance of the Class A Shares (without sales charge) prior to that date. The historical performance for the Class B Shares has been adjusted to reflect the higher distribution (12b-1) fees and the contingent deferred sales charge (CDSC).

(4) The Merrill Lynch 3-7 Year Municipal Bond Index is an unmanaged index generally representative of municipal bonds with intermediate maturities. The Fund has changed its benchmark from the Merrill Lynch 3-7 Year Municipal Bond Index to the Merrill Lynch 1-12 Year Municipal Bond Index in order to provide a more appropriate market comparison for the Fund's performance.

The table shows the impact of taxes on the Fund's returns. After-tax returns are only shown for Class A Shares and may vary for Class B Shares. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after tax returns depend on an investor's tax situation and may differ from those shown. Also note that after tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS - OBJECTIVES,                         AMSOUTH MUNICIPAL
RISK/RETURN AND EXPENSES                                               BOND FUND
--------------------------------------------------------------------------------

As an investor in the Municipal Bond Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

CONTINGENT DEFERRED SALES CHARGE

Some Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge.

                                FEES AND EXPENSES

SHAREHOLDER TRANSACTION EXPENSES                     CLASS A           CLASS B
(EXPENSES PAID BY YOU DIRECTLY)(1)                   SHARES            SHARES

Maximum Sales Charge (Load) on Purchases              4.00%(2)          None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)                  None              5.00%(3)
--------------------------------------------------------------------------------
Redemption Fee(4)                                     2.00%             2.00%

ANNUAL FUND OPERATING EXPENSES                       CLASS A           CLASS B
(FEES PAID FROM FUND ASSETS)                         SHARES            SHARES

Management Fee                                        0.65%             0.65%
--------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fee               0.00%             0.75%
--------------------------------------------------------------------------------
Other Expenses(5)
--------------------------------------------------------------------------------
      Total Fund Operating Expenses(5)
--------------------------------------------------------------------------------

(1) AmSouth Bank or other financial institutions may charge their customers account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase. See "Distribution Arrangements."

(3) For B Shares acquired in the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC charged if such Class B Shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year following purchase. For all other B Shares held continuously, the CDSC declines over a six year period as follows: 5%, 4%, 3%, 3%, 2%, 1% to 0% in the seventh and eighth years. Approximately eight years after purchase (seven years in the case of ISG Shares acquired in the combination), Class B Shares automatically convert to Class A Shares.

(4) A redemption fee of 2.00% will be charged on sales or exchanges of Class A Shares and Class B Shares made within 30 days of the date of purchase. See "Redemption Fee." A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

(5) Other expenses are being limited to ___% for Class A Shares and ___% for Class B Shares. Total expenses after fee waivers and expense reimbursements for each class are: Class A Shares, ___%; and Class B Shares, ___%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS - OBJECTIVES,                         AMSOUTH MUNICIPAL
RISK/RETURN AND EXPENSES                                               BOND FUND
--------------------------------------------------------------------------------

                                           EXPENSE EXAMPLE

                                                  1        3       5        10
                                                YEAR     YEARS   YEARS     YEARS
                   CLASS A SHARES
                   -------------------------------------------------------------
                   CLASS B SHARES
                   Assuming redemption
                   Assuming no redemption
                   -------------------------------------------------------------

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:
    o    $10,000 investment
    o    5% annual return
    o    no changes in the Fund's operating expenses
    o    redemption at the end of each time period


Because actual returns and operating expenses will be different, this example is for comparison only.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS - OBJECTIVES,                           AMSOUTH FLORIDA
RISK/RETURN AND EXPENSES                                         TAX-EXEMPT FUND
--------------------------------------------------------------------------------

                                       RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE                   The Fund seeks to produce as high a level
                                       of current  interest  income  exempt from
                                       Federal    income   taxes   and   Florida
                                       intangibles taxes as is consistent with the preservation of capital.

                                       PRINCIPAL INVESTMENT  STRATEGIES The Fund
                                       invests primarily in municipal securities
                                       of the State of Florida and its political
                                       subdivisions  that provide  income exempt
                                       from  Federal  personal  income  tax  and
                                       Florida intangible personal property tax.
                                       The Fund  invests  in  Florida  municipal
                                       securities  only if they are  high  grade
                                       (rated at the time of  purchase in one of
                                       the three highest rating categories by an
                                       NRSRO, or are determined by the portfolio
                                       manager to be of comparable quality). The
                                       Fund  may  purchase   securities  of  any
                                       maturity.

                                       In  managing  the Fund's  portfolio,  the
                                       manager  uses  a  "top  down"  investment
                                       management  approach focusing on interest
                                       rates and credit  quality.  The portfolio
                                       manager sets, and continually  adjusts, a
                                       target for the interest rate  sensitivity
                                       of  the   Fund's   portfolio   based   on
                                       expectations    about    interest    rate
                                       movements.  The  portfolio  manager  then
                                       selects  securities  consistent with this
                                       target   based   on   their    individual
                                       characteristics.

                                       The   Fund   is   non-diversified    and,
                                       therefore,     may     concentrate    its
                                       investments   in  a  limited   number  of
                                       issuers.  The  Fund may  also  invest  in
                                       certain other debt securities in addition
                                       to  those  described  above.  For a  more
                                       complete   description   of  the  various
                                       securities  in which the Fund may invest,
                                       please  see  the  Additional   Investment
                                       Strategies   and  Risks  on  page  __  or
                                       consult the SAI.

PRINCIPAL INVESTMENT RISKS             Your   investment  in  the  Fund  may  be
                                       subject to the following principal risks:

                                       INTEREST RATE RISK: The possibility that the value of the Fund's investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

                                       STATE SPECIFIC RISK: By concentrating its
                                       investments   in  securities   issued  by
                                       Florida and its municipalities, the Fund may be more vulnerable to unfavorable developments in Florida than funds that are more geographically diversified.

                                       CREDIT  RISK:  The  possibility  that  an
                                       issuer  cannot make timely  interest  and
                                       principal    payments    on   its    debt
                                       securities, such as bonds. The lower a security's rating, the greater its credit risk.

                                       LIQUIDITY RISK: The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market.

                                       NON-DIVERSIFIED RISK: Because the Fund is
                                       non-diversified,  it may invest a greater
                                       percentage  of its assets in a particular
                                       issuer  compared   with   other    funds.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS - OBJECTIVES,                           AMSOUTH FLORIDA
RISK/RETURN AND EXPENSES                                         TAX-EXEMPT FUND
--------------------------------------------------------------------------------

                                       Accordingly, the Fund's portfolio may be more sensitive to changes in the market value of a single issuer or industry.

                                       INCOME  RISK:  The  possibility  that the
                                       Fund's  income  will  decline  due  to  a
                                       decrease in interest  rates.  Income risk
                                       is generally high for shorter-term  bonds
                                       and low for longer-  term  bonds.  If the
                                       Fund   invests   in    securities    with
                                       additional   risks,   its   share   price
                                       volatility  accordingly  could be greater
                                       and  its  performance   lower.  For  more
                                       information about these risks, please see the Additional Investment Strategies and Risks on page __.

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the Fund's performance over time to that of the Merrill Lynch 1-12 Year Municipal Bond Index, an unmanaged index generally representative of the intermediate-term municipal bonds. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

                                          PERFORMANCE BAR CHART AND TABLE
                                         YEAR-BY-YEAR TOTAL RETURNS AS OF
                                            12/31 FOR CLASS A SHARES(1)

                                                    [BAR GRAPH]
                            1995                                          11.04%
                            1996                                           3.60%
                            1997                                           6.54%
                            1998                                           5.44%
                            1999                                          -1.33%
                            2000                                           8.36%
                            2001                                              %
                            ----------------------------------------------------
                                         The bar chart above does not reflect
                                         any applicable sales charges which
                                         would reduce returns. The Fund's total
                                         return from 1/1/02 to 9/30/02 was
                                         ______%.
                            ----------------------------------------------------

The returns for Class B Shares will differ from the Class A Shares returns shown in the bar chart because of differences in the expenses of each class. The table assumes that Class B shareholders redeem all of their Fund shares at the end of the period indicated.

                                 Best quarter:
                                 Worst quarter:
                                 -----------------------------------------

                                              AVERAGE ANNUAL TOTAL RETURNS
                                              (for the periods ending
                                              December 31, 2001)(1)
                                              ------------------------------

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS - OBJECTIVES,                           AMSOUTH FLORIDA
RISK/RETURN AND EXPENSES                                         TAX-EXEMPT FUND
--------------------------------------------------------------------------------

                                             1           5      SINCE INCEPTION
                                            YEAR       YEARS       (9/30/94)
                                         ---------------------------------------
CLASS A SHARES Return Before Taxes
(with 4.00% sales charge)
                                         ---------------------------------------
CLASS B SHARES(2) Return Before Taxes
(with applicable Contingent Deferred
Sales Charge)
                                         ---------------------------------------
CLASS A SHARES Return After Taxes on
Distributions
                                         ---------------------------------------
CLASS A SHARES Return After Taxes on
Distributions and Sale of Fund Shares
                                         ---------------------------------------
MERRILL LYNCH 1-12 YEAR MUNICIPAL BOND
INDEX
                                         ---------------------------------------
MERRILL LYNCH 3-7 YEAR MUNICIPAL BOND
INDEX(3)
                                         ---------------------------------------

(1) Both charts assume reinvestment of dividends and distributions. For current performance information including the Fund's 30-day yield, call 1-800-451-8382.

(2) Performance for the Class B Shares, which commenced operations on 3/16/99, is based on the historical performance of the Class A Shares (without sales charge) prior to that date. The historical performance for the Class B Shares has been adjusted to reflect the higher distribution (12b-1) fees and the contingent deferred sales charge (CDSC).

(3) The above amounts reflect a reduction in shareholder servicing fees required by National Association of Securities Dealers (NASD) rules, which limit total shareholder servicing fees paid by the Fund to 0.25%. Class A Shares and Class B Shares each pay a shareholder servicing fee in the amount of .25%. As reduced, the shareholder servicing fees are 0.15% for Class A Shares and 0.15% for Class B shares. The Class I Shares of the Underlying Funds in which the Fund invests pay a shareholder servicing fee in the amount of .15%, of which .05% is waived by the Distributor. Hence, the aggregate shareholder servicing fee paid by each of the Class A Shares and the Class B Shares is 0.25%.

The table shows the impact of taxes on the Fund's returns. After-tax returns are only shown for Class A Shares and may vary for Class B Shares. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after tax returns depend on an investor's tax situation and may differ from those shown. Also note that after tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS - OBJECTIVES,                           AMSOUTH FLORIDA
RISK/RETURN AND EXPENSES                                         TAX-EXEMPT FUND
--------------------------------------------------------------------------------

As an investor in the Florida Tax-Exempt Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

CONTINGENT DEFERRED SALES CHARGE

Some Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge.

                                FEES AND EXPENSES

SHAREHOLDER TRANSACTION EXPENSES                      CLASS A           CLASS B
(EXPENSES PAID BY YOU DIRECTLY)(1)                    SHARES            SHARES

Maximum Sales Charge (Load) on Purchases              4.00%(2)          None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)                  None              5.00%(3)
--------------------------------------------------------------------------------
Redemption Fee(4)                                     2.00%             2.00%

ANNUAL FUND OPERATING EXPENSES                        CLASS A           CLASS B
(FEES PAID FROM FUND ASSETS)                          SHARES            SHARES

Management Fee                                        0.65%             0.65%
--------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fee               0.00%             0.75%
--------------------------------------------------------------------------------
Other Expenses(5)
--------------------------------------------------------------------------------
      Total Fund Operating Expenses(5)
--------------------------------------------------------------------------------

(1) AmSouth Bank or other financial institutions may charge their customers account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase. See "Distribution Arrangements."

(3) A CDSC on Class B Shares held continuously declines over six years starting with year one and ending in year seven from: 5%, 4%, 3%, 3%, 2%, 1%.

(4) A redemption fee of 2.00% will be charged on sales or exchanges of Class A Shares and Class B Shares made within 30 days of the date of purchase. See "Redemption Fee." A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

(5) Other expenses are being limited to ___% for Class A Shares and ___% for Class B Shares. Total expenses after fee waivers and expense reimbursements for each class are: Class A Shares, ___%; and Class B Shares, ___%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS - OBJECTIVES,                           AMSOUTH FLORIDA
RISK/RETURN AND EXPENSES                                         TAX-EXEMPT FUND
--------------------------------------------------------------------------------

                                           EXPENSE EXAMPLE

                                                  1        3       5        10
                                                YEAR     YEARS   YEARS     YEARS
                   CLASS A SHARES
                   -------------------------------------------------------------
                   CLASS B SHARES
                   Assuming redemption
                   Assuming no redemption
                   -------------------------------------------------------------

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following: - $10,000 investment - 5% annual return - no changes in the Fund's operating expenses - redemption at the end of each time period Because actual returns and operating expenses will be different, this example is for comparison only.
    o    $10,000 investment
    o    5% annual return
    o    no changes in the Fund's operating expenses
    o    redemption at the end of each time period

Because actual returns and operating expenses will be different, this example is for comparison only.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS - OBJECTIVES,                         AMSOUTH TENNESSEE
RISK/RETURN AND EXPENSES                                         TAX-EXEMPT FUND
--------------------------------------------------------------------------------

                                       RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE                   The Fund seeks to provide  investors with
                                       current income exempt from Federal and Tennessee income taxes without assuming undue risk.

PRINCIPAL INVESTMENT STRATEGIES        The Fund normally  invests  substantially
                                       all   of   its   assets   in    municipal
                                       obligations  of the  State of  Tennessee,
                                       its political  subdivisions,  authorities
                                       and  corporations   that  provide  income
                                       exempt   from   Federal   and   Tennessee
                                       personal  income taxes.  To further limit
                                       credit  risk,  the Fund  invests  only in
                                       investment grade municipal obligations or
                                       the unrated  equivalent  as determined by
                                       the  portfolio  manager.   The  portfolio
                                       manager evaluates  municipal  obligations
                                       based  on   credit   quality,   financial
                                       outlook and yield potential. Although the
                                       Fund concentrates its assets in Tennessee
                                       municipal   obligations,   the  portfolio
                                       manager    strives   to   diversify   the
                                       portfolio   across  sectors  and  issuers
                                       within  Tennessee.  The Fund may purchase
                                       securities  of any  maturity.  For a more
                                       complete   description   of  the  various
                                       securities  in which the Fund may invest,
                                       please  see  the  Additional   Investment
                                       Strategies   and  Risks  on  page  __  or
                                       consult the SAI.

PRINCIPAL INVESTMENT RISKS             Your   investment  in  the  Fund  may  be
                                       subject to the following principal risks:

                                       INTEREST RATE RISK: The possibility that the value of the Fund's investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

                                       STATE SPECIFIC RISK: By concentrating its
                                       investments   in  securities   issued  by
                                       Tennessee  and  its  municipalities,  the
                                       Fund   may   be   more    vulnerable   to
                                       unfavorable   developments  in  Tennessee
                                       than funds that are more geographically diversified.

                                       CREDIT  RISK:  The  possibility  that  an
                                       issuer  cannot make timely  interest  and
                                       principal    payments    on   its    debt
                                       securities, such as bonds. The lower a security's rating, the greater its credit risk.

                                       LIQUIDITY RISK: The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market.

                                       NON-DIVERSIFIED RISK: Because the Fund is
                                       non-diversified,  it may invest a greater
                                       percentage  of its assets in a particular
                                       issuer   compared   with   other   funds.
                                       Accordingly, the Fund's portfolio may be more sensitive to changes in the market value of a single issuer or industry.

                                       INCOME  RISK:  The  possibility  that the
                                       Fund's  income  will  decline  due  to  a
                                       decrease in interest  rates.  Income risk
                                       is generally high for shorter-term  bonds
                                       and low for longer- term bonds.  The Fund
                                       may  trade  securities  actively,   which
                                       could  increase  its  transaction   costs
                                       (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS - OBJECTIVES,                         AMSOUTH TENNESSEE
RISK/RETURN AND EXPENSES                                         TAX-EXEMPT FUND
--------------------------------------------------------------------------------

                                  For more information about these risks, please see the Additional Investment Strategies and Risks on page __.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS - OBJECTIVES,                         AMSOUTH TENNESSEE
RISK/RETURN AND EXPENSES                                         TAX-EXEMPT FUND
--------------------------------------------------------------------------------

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the Fund's performance over time to that of the Merrill Lynch 1-12 Year Municipal Bond Index, an unmanaged index generally representative of municipal bonds with intermediate maturities. Both the bar chart and the table assume the reinvestment of dividends and distributions. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

                                        PERFORMANCE BAR CHART AND TABLE
                                       YEAR-BY-YEAR TOTAL RETURNS AS OF
                                       12/31 FOR CLASS A SHARES(1), (2)

                                                  [BAR GRAPH]
                          1992                                             5.46%
                          1993                                            10.25%
                          1994                                            -8.57%
                          1995                                            13.40%
                          1996                                             1.39%
                          1997                                             7.13%
                          1998                                             4.26%
                          1999                                            -3.07%
                          2000                                             8.65%
                          2001                                                %
                          ------------------------------------------------------
                                   The bar chart above does not reflect
                                   any applicable sales charges which
                                   would reduce returns. The Fund's
                                   total return from 1/1/02 to 9/30/02
                                   was ______%.
                          ------------------------------------------------------

The returns for Class B Shares will differ from the Class A Shares returns shown in the bar chart because of differences in the expenses of each class. The table assumes that Class B shareholders redeem all of their Fund shares at the end of the period indicated.

                                 Best quarter:
                                 Worst quarter:
                                 ----------------------------------------

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS - OBJECTIVES,                         AMSOUTH TENNESSEE
RISK/RETURN AND EXPENSES                                         TAX-EXEMPT FUND
--------------------------------------------------------------------------------

                                             AVERAGE ANNUAL TOTAL RETURNS
                                             (for the periods ending
                                             December 31, 2001)(1,2)
                                             ------------------------------
                                          1         5       10   SINCE INCEPTION
                                         YEAR     YEARS    YEARS    (12/31/80
                                       -----------------------------------------
CLASS A SHARES Returns Before Taxes
(with 4.00% sales charge)
                                       -----------------------------------------
CLASS B SHARES(3) Returns Before Taxes
(with applicable Contingent Deferred
Sales Charge)
                                       -----------------------------------------
CLASS A SHARES Return After Taxes on
Distributions
                                       -----------------------------------------
CLASS A SHARES Return After Taxes on
Distributions and Sale of Fund Shares
                                       -----------------------------------------
MERRILL LYNCH 1-12 YEAR MUNICIPAL BOND
INDEX
                                       -----------------------------------------
LEHMAN BROTHERS
GOVERNMENT/CREDIT BOND INDEX(4)
                                       -----------------------------------------


(1) Both charts assume reinvestment of dividends and distributors.

(2) The Tennessee Tax-Exempt Fund commenced operations on 3/28/94 through a transfer of assets from collective trust fund accounts managed by the Advisor, using materially equivalent investment objectives, policies and methodologies as the Fund. The quoted performance of the Fund includes the performance of these trust accounts for periods prior to the Fund's commencement of operations, as adjusted to reflect the expenses associated with the Fund. The trust accounts were not registered with the SEC and were not subject to the investment restrictions imposed by law on registered mutual funds. If these trust accounts had been registered, their returns may have been lower.

(3) Performance for the Class B Shares, which commenced operations on 2/24/98, is based on the historical performance of the Class A Shares (without sales charge) prior to that date. The historical performance for the Class B Shares has been adjusted to reflect the higher distribution (12b-1) fees and the contingent deferred sales charge (CDSC).

(4) Lehman Brothers Municipal 10 Year Index is a recognized, unmanaged index of investment grade municipal obligations. The Fund has changed its benchmark from the Lehman Brothers Municipal 10 Year Index to the Merrill Lynch 1-12 Year Municipal Bond Index in order to provide a more appropriate market comparison for the Fund's performance.

The table shows the impact of taxes on the Fund's returns. After-tax returns are only shown for Class A Shares and may vary for Class B Shares. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after tax returns depend on an investor's tax situation and may differ from those shown. Also note that after tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS - OBJECTIVES,                         AMSOUTH TENNESSEE
RISK/RETURN AND EXPENSES                                         TAX-EXEMPT FUND
--------------------------------------------------------------------------------

As an investor in the Tennessee Tax-Exempt Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

CONTINGENT DEFERRED SALES CHARGE

Some Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge.

                                FEES AND EXPENSES


SHAREHOLDER TRANSACTION EXPENSES                      CLASS A           CLASS B
(EXPENSES PAID BY YOU DIRECTLY)(1)                    SHARES            SHARES

Maximum Sales Charge (Load) on Purchases              4.00%(2)          None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)                  None              5.00%(3)
--------------------------------------------------------------------------------
Redemption Fee(4)                                     2.00%             2.00%

ANNUAL FUND OPERATING EXPENSES                        CLASS A           CLASS B
(FEES PAID FROM FUND ASSETS)                          SHARES            SHARES

Management Fee                                        0.65%             0.65%
--------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fee               0.00%             0.75%
--------------------------------------------------------------------------------
Other Expenses(5)
--------------------------------------------------------------------------------
      Total Fund Operating Expenses(5)
--------------------------------------------------------------------------------

(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase. See "Distribution Arrangements."

(3) For B Shares acquired in the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC charged if such Class B Shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year. For all other B Shares held continuously, the CDSC declines over a six year period as follows: 5%, 4%, 3%, 3%, 2%, 1% to 0%. Approximately eight years after purchase (seven years in the case of Shares acquired in the ISG combination), Class B shares automatically convert to Class A Shares.

(4) A redemption fee of 2.00% will be charged on sales or exchanges of Class A Shares and Class B Shares made within 30 days of the date of purchase. See "Redemption Fee." A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

(5) Other expenses are being limited to ___% for Class A Shares and ___% for Class B Shares. Total expenses after fee waivers and expense reimbursements for each class are: Class A Shares, ___%; and Class B Shares, ___%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

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--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS - OBJECTIVES,                         AMSOUTH TENNESSEE
RISK/RETURN AND EXPENSES                                         TAX-EXEMPT FUND
--------------------------------------------------------------------------------

                                           EXPENSE EXAMPLE

                                                  1        3       5        10
                                                YEAR     YEARS   YEARS     YEARS
                   CLASS A SHARES
                   -------------------------------------------------------------
                   CLASS B SHARES
                   Assuming redemption
                   Assuming no redemption
                   -------------------------------------------------------------

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:
    o    $10,000 investment
    o    5% annual return
    o    no changes in the Fund's operating expenses
    o    redemption at the end of each time period

Because actual returns and operating expenses will be different, this example is for comparison only.

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ADDITIONAL INVESTMENT STRATEGIES AND RISKS
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EQUITY FUNDS

VALUE FUND -- The Fund will normally invest at least 80% of its total assets in common stocks and securities convertible into common stocks, such as convertible bonds and convertible preferred stocks. The Fund may also invest up to 20% of the value of its total assets in preferred stocks, corporate bonds, notes, and warrants, and short-term money market instruments.


SELECT EQUITY FUND -- Under normal circumstances the Fund will invest at least 80% of its assets in equity securities. This policy will not be changed without 60 days' advance notice to shareholders. The Fund invests primarily in common stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stock of companies with market capitalization greater than $2 billion at the time of purchase. The Fund may also invest in common stocks and securities convertible into common stocks of companies with market capitalizations less than $2 billion and preferred stocks. The Fund may also invest up to 20% of its assets in corporate bonds, notes, and warrants, and short-term money market instruments. Stock futures and option contracts and stock index futures and index option contracts may be used to hedge cash and maintain exposure to the U.S. equity market.

ENHANCED MARKET FUND -- The Fund will normally invest at least 80% of its total assets in equity securities drawn from the S&P 500 Index. The Fund may invest up to 20% of its total assets in equity securities not held in the S&P 500, corporate bonds, notes, and warrants, and short-term money market instruments. Stock futures and option contracts, stock index futures and index option contracts may be used to hedge cash and maintain exposure to the U.S. equity market.

LARGE CAP FUND -- Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities of U.S. companies with large market capitalizations. This policy will not be changed without 60 days' advance notice to shareholders. Large capitalization companies are generally those companies with market capitalization over $1 billion. The Fund also may invest in debt securities of domestic issuers rated no lower than investment grade (Baa/BBB) by a credit rating agency, or, if unrated, deemed to be of comparable quality by the Advisor.


CAPITAL GROWTH FUND -- The Fund will invest at least 65% of its total assets in equity securities. The Fund also may invest in debt securities of domestic and foreign issuers when the Advisor believes that such securities offer opportunities for capital growth. The Fund may invest up to 10% of its total assets in foreign securities which are not publicly traded in the United States.

At least 65% of the Fund's total assets invested in debt securities must consist of debt securities which are rated no lower than investment grade (Baa/BBB) by a credit rating agency, or, if unrated, deemed to be of comparable quality by the Advisor. The remainder of such assets may be invested in debt securities which are rated no lower than Ba by Moody's and BB by S&P, Fitch and Duff or, if unrated, deemed to be of comparable quality by the Advisor. Debt securities rated Ba by Moody's and BB by S&P, Fitch and Duff are considered speculative grade debt (also known as junk bonds) and the payment of principal and interest may be affected at any time by adverse economic changes.


MID CAP FUND -- Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities drawn from the S&P Mid Cap 400 Index. This policy will not be changed without 60 days' advance notice to shareholders. Companies whose capitalization no longer meets this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 80% policy. The Sub-Advisor may also invest the Fund's assets in companies with smaller or larger market capitalizations. The Fund may invest up to 20% of its assets in securities of foreign issuers traded on the New York or American Stock Exchange or in the over-the-counter market in the form of depositary receipts, such as ADRs. The Fund also may invest in debt securities of domestic issuers rated no lower than investment grade (Baa/BBB) by a credit rating agency, or, if unrated, deemed to be of comparable quality by the Advisor.

SMALL CAP FUND -- Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities, including common stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stock, of companies with small market capitalizations. This policy will not be changed without 60 days' advance notice to shareholders. Small capitalization companies are generally those whose market capitalizations are similar to the capitalizations of the companies in the Russell 2000(R) Growth Index at the time of purchase. The Fund may invest up to 20% of its assets in common stocks and securities convertible into common stocks of companies with a market capitalization of greater than $2 billion determined at the time of the purchase, preferred stocks, corporate bonds, notes, and warrants, and short-term money market instruments.

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INTERNATIONAL EQUITY FUND -- Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities. This policy will not be changed without 60 days' advance notice to shareholders. The Fund invests its assets
primarily  in  equity   securities  of  non-United   States   companies   (i.e.,
incorporated   or   organized   outside  the  United   States).   Under   normal
circumstances, the Fund invests at least 80% of its total assets in the equity securities of companies within not less than three different countries (not including the United States).

Foreign securities held by the Fund may trade on days when the Fund does not calculate its NAV and thus affect the Fund's NAV on days when investors have no access to the Fund.

The Fund is not required to invest exclusively in common stocks or other equity securities, and, if deemed advisable, the Fund may invest, to a limited extent, in fixed income securities and money market instruments. The Fund will not invest in fixed income securities rated lower than A by a credit rating agency, such as Moody's, S&P, Fitch or Duff, or, if unrated, deemed to be of comparable quality by the Advisor.


The Fund invests in the stocks of large companies in countries with developed markets. The Fund is authorized to invest in the stocks of large companies in Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. As the Fund's asset growth permits, it may invest in the stocks of large companies in other developed markets. In addition, the Fund may continue to hold securities of developed market countries that are not listed above as authorized countries, but had been authorized for investment in the past.

The value criteria used by Dimensional, as described above, generally apply at the time of purchase by the Fund. The Fund is not required to dispose of a security if the security's issuer does not meet current value criteria. Similarly, Dimensional is not required to sell a security even if the decline in the market capitalization reflects a serious financial difficulty or potential or actual insolvency of the company. Securities which do meet the market capitalization and/or value criteria nevertheless may be sold at any time when, in Dimensional's judgment, circumstances warrant their sale.

The portfolio structure of the Fund involves market capitalization weighting. Deviation from strict market capitalization weighting may occur for several reasons. Dimensional may exclude the stock of a company that meets applicable market capitalization criteria if Dimensional determines in its best judgment that the purchase of such stock is inappropriate given other conditions. Deviation also will occur because Dimensional intends to purchase in round lots only. Furthermore, Dimensional may reduce the relative amount of any security held from the level of strict adherence to market capitalization weighting, in order to retain sufficient portfolio liquidity. A portion, but generally not in excess of 20% of assets, may be invested in interest bearing obligations, such as money market instruments, thereby causing further deviation from strict market capitalization weighting. A further deviation may occur due to investments in privately placed convertible debentures. Block purchases of eligible securities may be made at opportune prices even though such purchases exceed the number of shares which, at the time of purchase, strict adherence to the policy of market capitalization weighting would otherwise require. Changes in the composition and relative ranking (in terms of market capitalization and book to market ratio) of the stocks which are eligible for purchase take place with every trade when the securities markets are open for trading due, primarily, to price fluctuations of such securities.

On at least a semi-annual basis, Dimensional will prepare lists of companies whose stock is eligible for investment by a portfolio. Additional investments generally will not be made in securities which have changed in value sufficiently to be excluded from Dimensional's then current market capitalization requirement for eligible portfolio securities. This may result in further deviation from strict market capitalization weighting. Such deviation could be substantial if a significant amount of a portfolio's holdings change in value sufficiently to be excluded from the requirement for eligible securities, but not by a sufficient amount to warrant their sale.


INTERNATIONAL EQUITY, MID CAP, CAPITAL GROWTH AND LARGE CAP FUNDS -- While these Funds typically invest primarily in common stocks, the equity securities in which they may invest also include convertible securities and preferred stocks. Convertible securities are exchangeable for a certain amount of another form of an issuer's securities, usually common stock, at a prestated price. Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer and, thus, typically have lower credit ratings than similar non-convertible securities. Preferred stock pays dividends at a specified rate and has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock ordinarily does not carry voting rights.

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EQUITY FUNDS AND BOND FUNDS -- If deemed  appropriate  under the  circumstances, the Capital Growth Fund may increase its holdings in short-term money market instruments to over 35% of its total assets. All other Capital Appreciation Funds and the Bond Funds may each increase its holdings in short-term money market instruments to over 20% of its total assets. Each Capital Appreciation Fund may hold uninvested cash pending investment.

HYBRID FUNDS


BALANCED FUND -- The Fund will normally invest in equity securities consisting of common stocks but may also invest in other equity-type securities such as warrants, preferred stocks and convertible debt instruments.

As a fundamental policy, the Fund will invest at least 25% of its total assets in fixed-income securities. Fixed-income securities include debt securities, preferred stock and that portion of the value of securities convertible into common stock, including convertible preferred stock and convertible debt, which is attributable to the fixed-income characteristics of those securities. The Fund's debt securities will consist of high grade securities, which are those securities rated in one of the three highest rating categories by a nationally recognized statistical rating organization (an "NRSRO") at the time of purchase, or if not rated, found by the Advisor under guidelines established by the Trust's Board of Trustees to be of comparable quality. If the rating of any debt securities held by the Fund falls below the third highest rating the Fund will not have to dispose of those obligations and may continue to hold them if the portfolio manager considers it to be appropriate.


APPLICABLE TO ALL AMSOUTH STRATEGIC PORTFOLIOS -- The Advisor will make allocation decisions according to its outlook for the economy, financial markets and relative market valuation of the Funds. Each Strategic Portfolio has a "benchmark percentage" representing the asset class mix of the Underlying Funds the Advisor expects to maintain when its assessment of economic conditions and other factors indicate that the financial markets are fairly valued relative to each other. The Advisor anticipates that each AmSouth Strategic Portfolio's asset class benchmark percentage will be as follows:

                              BENCHMARK PERCENTAGES


                                                                       MODERATE
                               AGGRESSIVE                GROWTH AND   GROWTH AND
UNDERLYING FUND                GROWTH       GROWTH       INCOME         INCOME
ASSET CLASS                    PORTFOLIO    PORTFOLIO    P0RTFOLIO    PORTFOLIO
-----------                    ---------    ---------   ----------    ---------

Equity                            95%          70%          55%           45%
Fixed-Income                       4%          29%          44%           54%
Money Market Instruments           1%          1%            1%            1%


Under normal market conditions, the Advisor expects to adhere to the benchmark percentages set forth above and the strategy ranges set forth herein; however, the Advisor reserves the right to vary such percentages and ranges as the risk/return characteristics of the financial markets or Underlying Fund asset classes, as assessed by the Advisor, vary over time.

Each AmSouth Strategic Portfolio may invest, in anticipation of otherwise investing cash positions, directly in U.S. Government securities and short-term paper, such as bankers' acceptances. Under normal market conditions, none of the Strategic Portfolios expects to have a substantial portion of its assets invested in such securities. However, when the Advisor determines that adverse market conditions exist, the Fund may adopt a temporary defensive posture and invest entirely in such securities. Although the Fund would do this to avoid losses, it could reduce the benefit of any upswing in the market. During such periods, the Fund may not achieve its investment objective. Because the AmSouth Strategic Portfolios invest in the Underlying Funds, there will be duplication of advisory fees and certain other expenses.

BOND FUNDS


GOVERNMENT INCOME FUND -- Under normal circumstances, the Fund will invest at least 80% of its assets primarily in obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities. This policy will not be changed without 60 days advance notice to shareholders. Up to 20% of the Fund's

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total assets may be invested in other types of debt securities, preferred stocks
and   options.   The  Fund  may  invest  up  to  80%  of  its  total  assets  in mortgage-related securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, such as the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"), and in mortgage-related securities issued by nongovernmental entities which are rated, at the time of purchase, in one of the three highest rating categories by an NRSRO or, if unrated, determined by its portfolio manager to be of comparable quality.

LIMITED TERM BOND FUND -- Under normal circumstances, the Fund will invest at least 80% of its assets in bonds. This policy will not change without 60 days' advance notice to shareholders. The Fund will invest at least 65% of its total assets in bonds (including debentures), notes and other debt securities which have a stated or remaining maturity of five years or less or which have an unconditional redemption feature that will permit the Fund to require the issuer of the security to redeem the security within five years from the date of purchase by the Fund or for which the Fund has acquired an unconditional "put" to sell the security within five years from the date of purchase by the Fund. The remainder of the Fund's assets may be invested in bonds (including debentures), notes and other debt securities which have a stated or remaining maturity of greater than five years, cash, cash equivalents, and money-market instruments. The Fund may invest up to 20% of its total assets in cash, cash equivalents and corporate bonds with remaining maturities of less than 1 year.

If the Fund acquires a debt security with a stated or remaining maturity in excess of five years, the Fund may acquire a "put" with respect to the security. Under a "put", the Fund would have the right to sell the debt security within a specified period of time at a specified minimum price. The Fund will only acquire puts from dealers, banks and broker-dealers which the Advisor has determined are creditworthy. A put will be sold, transferred, or assigned by the Fund only with the underlying debt security. The Fund will acquire puts solely to shorten the maturity of the underlying debt security.

BOND FUND -- Under normal circumstances, the Fund will invest at least 80% of its assets in bonds. This policy will not change without 60 days' advance notice to shareholders. The Fund may hold up to 20% of its assets in cash and cash equivalents. "Cash equivalents" are short-term, interest-bearing instruments or deposits known as money market instruments.


MUNICIPAL BOND FUND -- Under normal circumstances, the Fund will invest at least 80% of its assets in municipal bonds. This policy will not change without 60 days' advance notice to shareholders. As a fundamental policy, the Fund will normally invest at least 80% of its net assets in Municipal Securities and in securities of money market mutual funds which invest primarily in obligations exempt from federal income tax. Additionally, as a fundamental policy, the Fund will invest, under normal market conditions, at least 65% of the its total assets in bonds.

Under normal market conditions, the Fund may invest up to 20% of its assets in obligations, the interest on which is either subject to federal income taxation or treated as a preference item for purposes of the federal alternative minimum tax ("Taxable Obligations").

For temporary defensive purposes, the Fund may increase its holdings in Taxable Obligations to over 20% of its assets and hold uninvested cash reserves pending investment. Taxable obligations may include obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (some of which may be subject to repurchase agreements), certificates of deposit, demand and time deposits, bankers' acceptances of selected banks, and commercial paper meeting the Tax-Free Funds' quality standards (as described in the SAI) for tax-exempt commercial paper.

The Fund may invest 25% or more of its total assets in bonds, notes and warrants generally issued by or on behalf of the State of Alabama and its political subdivisions, the interest on which, in the opinion of the issuer's bond counsel at the time of issuance, is exempt from both federal income tax and Alabama personal income tax and is not treated as a preference item for purposes of the federal alternative minimum tax for individuals.

FLORIDA TAX-EXEMPT FUND -- As a fundamental policy, the Fund will normally invest at least 80% of its net assets in Florida Municipal Securities. Florida municipal securities include bonds, notes and warrants generally issued by or on behalf of the State of Florida and its political subdivisions, the interest on which, in the opinion of the issuer's bond counsel at the time of issuance, is exempt from federal income tax, is not subject to the federal alternative minimum tax for individuals, and is exempt from the Florida intangible personal property tax. For purposes of this policy, net assets include net assets plus borrowings. Under normal circumstances, the Fund may invest up to 20% of its assets in obligations, the interest on which is either subject to federal income

                                                                             111

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--------------------------------------------------------------------------------

taxation or treated as a preference item for purposes of the federal alternative minimum tax ("Taxable Obligations"). For purposes of the 20% basket the Fund may also invest in municipal securities of states other than Florida.

For temporary defensive purposes, the Fund may increase its holdings in Taxable Obligations to over 20% of its assets and hold uninvested cash reserves pending investment. The Fund may also increase its holdings in municipal securities of states other than Florida to over 20% of its assets in such situations. Taxable obligations may include obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (some of which may be subject to repurchase agreements), certificates of deposit, demand and time deposits, bankers' acceptances of selected banks, and commercial paper meeting the Tax-Free Funds' quality standards (as described in the SAI) for tax-exempt commercial paper.

The Florida Tax-Exempt Fund is a non-diversified fund and may concentrate its investments in the securities of a limited number of issuers. Thus, the Florida Tax-Exempt Fund generally may invest up to 25% of its total assets in the securities of each of any two issuers.


TENNESSEE TAX-EXEMPT FUND -- The Tennessee Tax-Exempt Fund ("Tennessee Fund") will invest, as a fundamental policy, at least 80% of its net assets (except when maintaining a temporary defensive position) in municipal obligations. As a matter of fundamental policy, the Tennessee Fund will invest, under normal circumstances, at least 80% of its assets in securities, the interest from which is exempt from Federal and Tennessee personal income taxes. The remainder of the Tennessee Fund's assets may be invested in securities that are not Tennessee municipal obligations and therefore may be subject to Tennessee income tax. The Tennessee Fund intends to invest in such securities when their return to investors, taking into account applicable Tennessee income taxes, would be greater than comparably rated Tennessee municipal obligations. In addition, to the extent acceptable Tennessee municipal obligations are at any time unavailable for investment by the Tennessee Fund, the Fund will invest temporarily in other municipal obligations. When the Fund has adopted a temporary defensive position, including when acceptable Tennessee municipal obligations are unavailable for investment by the Fund, in excess of 20% of the Fund's assets may be invested in securities that are not exempt from Tennessee State income tax.

From time to time, on a temporary basis other than for temporary defensive purposes (but not to exceed 20% of the Fund's assets) or for temporary defensive purposes, the Tennessee Fund may invest in taxable money market instruments having, at the time of purchase, a quality rating in the two highest grades of Moody's, S&P or Fitch or, if unrated, deemed to be of comparable quality by the Advisor. Except for temporary defensive purposes, at no time will more than 20% of the Tennessee Fund's assets be invested in taxable money market instruments and municipal obligations which provide income subject to the alternative minimum tax.


INVESTMENT PRACTICES

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the primary securities and techniques the Funds use, as well as the main risks they pose. Equity securities are subject mainly to market risk. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. Following the table is a more complete discussion of risk. You may also consult the Statement of Additional Information for additional details regarding these and other permissible investments.


                FUND NAME                                  FUND CODE
                ---------                                  ---------
                Balanced Fund                                1
                Enhanced Market Fund                         2
                Value Fund                                   3
                Select Equity Fund                           4
                Small Cap Fund                               5
                Bond Fund                                    6
                Government Income Fund                       7
                Limited Term Bond Fund                       8
                Florida Tax-Exempt Fund                      9
                Municipal Bond Fund                          10
                International Equity Fund                    11
                Mid Cap Fund                                 12
                Capital Growth Fund                          13

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                Large Cap Fund                               14
                Tennessee Tax-Exempt Fund                    15

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INSTRUMENT                                FUND CODE          RISK TYPE
----------                                ---------          ---------

AMERICAN DEPOSITARY                1-5, 11-14, 16            Market
RECEIPTS (ADRS): ADRs are                                    Political
foreign shares of a company                                  Foreign Investment
held by a U.S. bank that
issues a receipt evidencing
ownership.

ASSET-BACKED SECURITIES:           1, 6, 13                  Pre-payment
Securities secured by                                        Market
company receivables, home                                    Credit
equity loans, truck and                                      Interest Rate
auto loans, leases, credit                                   Regulatory
card receivables and other                                   Liquidity
securities backed by other
types of receivables or
other assets.



BANKERS' ACCEPTANCES: Bills        1, 3, 5, 6, 8, 11, 13-15  Credit
of exchange or time drafts                                   Liquidity
drawn on and accepted by a                                   Market
commercial bank. Maturities                                  Interest Rate
are generally six months or
less.




BONDS: Interest-bearing or         1, 6, 10, 15              Interest Rate
discounted government or                                     Market
corporate securities that                                    Credit
obligate the issuer to pay
the bondholder a specified
sum of money, usually at
specific intervals, and to
repay the principal amount
of the loan at maturity,
which is generally 90 days
or more. The Funds will
only purchase bonds that
are high grade (rated at
the time of purchase) in
one of the three highest
rating categories by a
nationally recognized
statistical rating
organizations, or, if not
rated, determined to be of
comparable quality by the
Advisor.

CALL AND PUT OPTIONS: A            1, 2, 4, 6,               Management
call option gives the buyer        11-14                     Liquidity
the right to buy, and                                        Credit
obligates the seller of the                                  Market
option to sell, a security                                   Leverage
at a specified price. A put
option gives the buyer the
right to sell, and
obligates the seller of the
option to buy a security at
a specified price. The
Funds will sell only
covered call and secured
put options.

CERTIFICATES OF DEPOSIT:           1, 6, 9, 11, 15           Market
Negotiable instruments with                                  Credit
a stated maturity.                                           Liquidity
                                                             Interest Rate

COMMERCIAL PAPER: Secured          1-10, 11-14, 15           Credit
and unsecured short-term                                     Liquidity
promissory notes issued by                                   Market
corporations and other                                       Interest Rate
entities. Maturities
generally vary from a few
days to nine months.

COMMON   STOCK:   Shares  of       1-5, 11-14, 16            Market
ownership of a company.

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INSTRUMENT                                FUND CODE          RISK TYPE
----------                                ---------          ---------

CONVERTIBLE SECURITIES:            1-5, 11-14                Market
Bonds or preferred stock                                     Credit
that convert to common
stock.

DEMAND FEATURES: Securities        1, 6, 10, 11, 13-15       Market
that are subject to puts                                     Liquidity
and standby commitments to                                   Management
purchase the securities at
a fixed price (usually with
accrued interest) within a
fixed period of time
following demand by a Fund.

DERIVATIVES: Instruments           1-10, 11-15               Management
whose value is derived from                                  Market
an underlying contract,                                      Interest Rate
index or security, or any                                    Credit
combination thereof,                                         Liquidity
including futures, options                                   Leverage
(e.g., put and calls),
options on futures, swap
agreements, and some
mortgage-backed securities.

FOREIGN SECURITIES: Stocks         1-5, 8, 11-14             Market
issued by foreign                                            Political
companies, as well as                                        Liquidity
commercial paper of foreign                                  Foreign Investment
issuers and obligations of
foreign banks, overseas
branches of U.S. banks and
supranational entities.

FUNDING AGREEMENTS: Also           11, 13-15                 Liquidity
known as guaranteed                                          Credit
investment contracts, an                                     Market
agreement where a Fund                                       Interest Rate
invests an amount of cash
with an insurance company
and the insurance company
credits such investment on
a monthly basis with
guaranteed interest which
is based on an index. These
agreements provide that the
guaranteed interest will
not be less than a certain
minimum rate. These
agreements also provide for
adjustment of the interest
rate monthly and are
considered variable rate
instruments. Funding
Agreements are considered
illiquid investments, and,
together with other
instruments in the Fund
which are not readily
marketable, may not exceed
10% of the Fund's net
assets.

FUTURES AND RELATED                2, 4, 6, 8,               Management
OPTIONS: A contract                11-15                     Market
providing for the future                                     Credit
sale and purchase of a                                       Liquidity
specified amount of a                                        Leverage
specified security, class
of securities, or an index
at a specified time in the
future and at a specified
price.

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INSTRUMENT                                FUND CODE          RISK TYPE
----------                                ---------          ---------

GLOBAL DEPOSITORY RECEIPTS         11                        Market
(GDRS): Receipt for shares                                   Political
in a foreign-based                                           Liquidity
corporation traded in                                        Foreign Investment
capital markets around the
world.

HIGH-YIELD/HIGH-RISK/DEBT          13                        Credit
SECURITIES:                                                  Market
High-yield/High-risk/debt                                    Liquidity
securities are securities                                    Interest Rate
that are rated below
investment grade by the
primary rating agencies
(e.g., BB or lower by
Standard & Poor's and Ba or
lower by Moody's).

These securities are
considered speculative and
involve greater risk of
loss than investment grade
debt securities. Other
terms commonly used to
describe such securities
include "lower rated
bonds," "noninvestment
grade bonds" and "junk
bonds."

INVESTMENT COMPANY                 1-15                      Market
SECURITIES: Shares of
investment companies. A
Fund may invest up to 5% of
its assets in the shares of
any one registered
investment company, but may
not own more than 3% of the
securities of any one
registered investment
company or invest more than
10% of its assets in the
securities of other
registered investment
companies. These registered
investment companies may
include money market funds
of AmSouth Funds and shares
of other registered
investment companies for
which the Advisor or a
Sub-Advisor to a Fund or
any of their affiliates
serves as investment
advisor, administrator or
distributor.

The Money Market Funds may
only invest in shares of
other investment companies
with similar objectives.

MONEY MARKET INSTRUMENTS:           1-10, 12                  Market
Investment-grade, U.S.                                        Credit
dollar-denominated debt
securities that have
remaining maturities of one
year or less. These
securities may include U.S.
government obligations,
commercial paper and other
short-term corporate
obligations, repurchase
agreements collateralized
with U.S. government
securities, certificates of
deposit, bankers'
acceptances, and other
financial institution
obligations. These
securities may carry fixed
or variable interest rates.

MORTGAGE-BACKED SECURITIES:        1, 6, 7, 13               Pre-payment
Debt obligations secured by                                  Market
real                                                         Credit
estate loans and pools of                                    Regulatory
loans. These include
collateralized mortgage
obligations and real estate
mortgage
investment conduits.

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INSTRUMENT                                FUND CODE          RISK TYPE
----------                                ---------          ---------

MUNICIPAL SECURITIES:              1, 9, 10, 15              Market
Securities issued by a                                       Credit
state or political                                           Political
subdivision to obtain funds                                  Tax
for various public purposes                                  Regulatory
Municipal securities                                         Interest Rate
include private activity
bonds and industrial
development bonds, as well
as general obligation
bonds, tax anticipation
notes, bond anticipation
notes, revenue anticipation
notes, project notes, other
short-term tax-exempt
obligations, municipal
leases, and obligations of
municipal housing
authorities (single family
revenue bonds).

There are two general types
of municipal bonds:
General-obligations bonds,
which are secured by the
taxing power of the issuer
and revenue bonds, which
take many shapes and forms
but are generally backed by
revenue from a specific
project or tax. These
include, but are not
limited, to certificates of
participation (COPs);
utility and sales tax
revenues; tax increment or
tax allocations; housing
and special tax, including
assessment district and
community facilities
district (Mello-Roos)
issues which are secured by
specific real estate
parcels; hospital revenue;
and industrial development
bonds that are secured by a
private company.

PREFERRED STOCKS: Preferred        1-5, 11-14                Market
Stocks are equity securities
that generally pay
dividends at a specified
rate and have preference
over common stock in the
payment of dividends and
liquidation. Preferred
stock generally does not
carry voting rights.

REPURCHASE AGREEMENTS: The         1-6, 11-14                Market
purchase of a security and                                   Leverage
the simultaneous commitment
to return the security to
the seller at an agreed
upon price on an agreed
upon date. This is treated
as a loan by a fund.

REVERSE REPURCHASE                 2, 4-6                    Market
AGREEMENT: The sale of a                                     Leverage
security and the
simultaneous commitment to
buy the security back at an
agreed upon price on an
agreed upon date. This is
treated as a borrowing by a
Fund.

SECURITIES LENDING: The            1-12                      Market
lending of up to 33 1/3% of                                  Leverage
the Fund's total assets. In                                  Liquidity
return the Fund will                                         Credit
receive cash, other
securities, and/or letters
of credit.

TIME DEPOSITS:                     9, 10, 12, 11-15          Liquidity
Non-negotiable receipts                                      Credit
issued by a bank in                                          Market
exchange for the deposit of
funds.

TREASURY RECEIPTS: Treasury        6-10, 11-14               Market
receipts, Treasury
investment growth receipts,
and certificates of accrual
of Treasury securities.

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INSTRUMENT                                FUND CODE          RISK TYPE
----------                                ---------          ---------

U.S. GOVERNMENT AGENCY             1, 2, 4-10, 11-14         Market
SECURITIES: Securities                                       Credit
issued by agencies and                                       Interest Rate
instrumentalities of the
U.S. government. These
include Ginnie Mae, Fannie
Mae, and Freddie Mac. The
Treasury Reserve Money
Market Fund will only
invest in such securities
if they are backed by the
full faith and credit of
the United States.

U.S. TREASURY OBLIGATIONS:         1, 2, 4-12, 15            Market
Bills, notes, bonds,
separately
traded registered interest
and principal securities,
and
coupons under bank entry
safekeeping.

VARIABLE AND FLOATING RATE         6, 11, 13-15              Credit
INSTRUMENTS: Obligations                                     Liquidity
with                                                         Market
interest rates which are                                     Interest Rate
reset daily, weekly,
quarterly or
some other period and which
may be payable to the Fund
on
demand.

WARRANTS: Securities,              1-5, 11-14                Market
typically issued with                                        Credit
preferred stock or bonds,
that give the holder the
right to buy a
proportionate amount of
common stock at a specified
price.

WHEN-ISSUED SECURITIES AND         1-14                      Market
FORWARD COMMITMENTS:                                         Leverage
Purchase or contract to                                      Liquidity
purchase securities at a                                     Credit
fixed price for delivery at
a future date.

ZERO-COUPON DEBT                   1-12, 15                  Credit
OBLIGATIONS: Bonds and                                       Market
other debt that pay no                                       Zero Coupon
interest, but are issued at                                  Interest Rate
a discount from their value
at maturity. When held to
maturity, their entire
return equals the
difference between their
issue price and their
maturity value.

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INVESTMENT RISKS

   Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Risk/Return Summary and Fund Expenses." Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments and Funds are more susceptible to these risks than others.

   CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

   FOREIGN INVESTMENT RISK. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

   INTEREST RATE RISK. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

   INVESTMENT STYLE RISK. The risk that returns from a particular class or group of stocks (e.g., value, growth, small cap, large cap) will trail returns from other asset classes or the overall stock market. Groups or asset classes of stocks tend to go through cycles of doing better -- or worse -- than common stocks in general. These periods can last for periods as long as several years. Additionally, a particular asset class or group of stocks could fall out of favor with the market, causing the Fund to underperform funds that focus on other types of stocks.

   LEVERAGE RISK. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

      HEDGED. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the portfolio also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a portfolio's hedging transactions will be effective.

      SPECULATIVE. To the extent that a derivative is not used as a hedge, the Portfolio is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivatives original cost.

LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

MANAGEMENT RISK. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

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MARKET RISK.  The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

POLITICAL RISK. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

PRE-PAYMENT/CALL RISK. The risk that the principal repayment of a security will occur at an unexpected time. Prepayment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will "call" -- or repay -- higher yielding bonds before their stated maturity. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments and calls generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid or called, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income -- and the potential for taxable capital gains. Further, with early prepayment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Prepayment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity.

REGULATORY RISK. The risk associated with Federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

SMALL COMPANY RISK. Stocks of small-capitalization companies are more risky than stocks of larger companies and may be more vulnerable than larger companies to adverse business or economic developments. Many of these companies are young and have a limited track record. Small cap companies may also have limited product lines, markets, or financial resources. Securities of such companies may be less liquid and more volatile than securities of larger companies or the market averages in general and, therefore, may involve greater risk than investing in larger companies. In addition, small cap companies may not be well-known to the investing public, may not have institutional ownership, and may have only cyclical, static, or moderate growth prospects. If a Fund concentrates on small-capitalization companies, its performance may be more volatile than that of a fund that invests primarily in larger companies.

TAX RISK. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

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THE INVESTMENT ADVISOR


AmSouth Investment Management Company, LLC ("AIMCO" or the "Advisor"), 1901 6th Avenue North, Suite 620, Birmingham, Alabama, 35203 is the Advisor for the Funds. As of July 31, 2002. AIMCO had over $___ billion in assets under management. On May 12, 2001, AmSouth Bank reorganized its investment advisory services and created AIMCO, a separate wholly owned subsidiary of AmSouth Bank. AIMCO replaced AmSouth Bank as the investment advisor to the Funds. AmSouth Bank has provided investment management services through its Trust Investment Department since 1915 and is the largest provider of trust services in Alabama and its Trust Natural Resources and Real Estate Department is a major manager of timberland, mineral, oil and gas properties and other real estate interests. As of July 31, 2002, AmSouth Bank had over $____ billion in assets under discretionary management and provided custody services for an additional $____ billion in securities. AmSouth is the bank affiliate of AmSouth Bancorporation, one of the largest banking institutions headquartered in the mid-South region. AmSouth Bancorporation reported assets as of July 31, 2002 of $_____ billion and operated more than 600 banking offices in Alabama, Florida, Georgia, Mississippi, Louisiana and Tennessee.


Through its portfolio management team, AIMCO makes the day-to-day investment decisions and continuously reviews, supervises and administers the Funds' investment programs.

For these advisory services, the Funds paid as follows during their fiscal year ended:


                                           PERCENTAGE OF
                                        AVERAGE NET ASSETS
                                          AS OF 07/31/02

                                      ------------------------
Value Fund                            ------------------------
Capital Growth Fund                   ------------------------
Large Cap Fund                        ------------------------
Mid Cap Fund                          ------------------------
Small Cap Fund                        ------------------------
Balanced Fund                         ------------------------
Select Equity Fund                    ------------------------
Enhanced Market Fund                  ------------------------
International Equity Fund             ------------------------
Aggressive Growth Portfolio           ------------------------
Growth Portfolio                      ------------------------
Growth and Income Portfolio           ------------------------
Moderate Growth and Income Portfolio  ------------------------
Bond Fund                             ------------------------
Limited Term Bond Fund                ------------------------
Government Income Fund                ------------------------
Municipal Bond Fund                   ------------------------
Florida Tax-Exempt Fund               ------------------------
Tennessee Tax-Exempt Fund             ------------------------


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THE INVESTMENT SUB-ADVISORS


VALUE FUND, LARGE CAP FUND, CAPITAL GROWTH FUND AND BOND FUND. Five Points Capital Investment Advisors ("Five Points") serves as investment sub-advisor to the Value Fund, Large Cap Fund, Capital Growth Fund and Bond Fund pursuant to a Sub-Advisory Agreement with AIMCO. Under the Sub-Advisory Agreement, Five Points manages the Funds, selects investments, and places all orders for purchases and sales of securities, subject to the general supervision of the Trust's Board of Trustees and AIMCO in accordance with the Funds' investment objectives, policies and restrictions.

Five Points was organized as a separate wholly owned subsidiary of AmSouth Bank in 2001 and has its principal offices at 1901 Sixth Avenue, North, Suite 620, Birmingham, AL 35203. The same investment personnel who provided advisory services to the Value Fund, Large Cap Fund, Capital Growth Fund and Bond Fund as employees of AIMCO continue to do so as employees of Five Points.

ENHANCED MARKET FUND, SELECT EQUITY FUND AND MID CAP FUND. OakBrook Investments, LLC ("OakBrook") serves as investment sub-advisor to the Enhanced Market Fund, the Select Equity Fund and the Mid Cap Fund pursuant to a Sub-Advisory Agreement with AIMCO. Under the Sub-Advisory Agreement, OakBrook manages the Funds, selects investments, and places all orders for purchases and sales of securities, subject to the general supervision of the Trust's Board of Trustees and AIMCO in accordance with each Fund's investment objective, policies, and restrictions.


OakBrook is 50% owned by AmSouth Bank and 50% owned by Neil Wright, Janna Sampson and Peter Jankovskis. OakBrook was organized in February, 1998 to perform advisory services for investment companies and other institutional clients and has its principal offices at 701 Warrenville Road, Suite 335, Lisle, IL 60532.

The table on the following page sets forth the performance data relating to the historical performance of two institutional funds, the Multiple Fund Investment Trust for the Employee Benefit Plans Large Cap Equity Growth Fund (the "Large Cap Fund") and the Multiple Fund Investment Trust for the Employee Benefit Plans Enhanced S&P 500 Equity Fund (the "Enhanced S&P Fund"), since the dates indicated, that have investment objectives, policies, strategies and risks substantially similar to those of the AmSouth Select Equity Fund and the AmSouth Enhanced Market Fund, respectively.

Dr. Wright, Ms. Sampson, and Dr. Jankovskis are the portfolio managers for the Select Equity Fund, and, as such, have the primary responsibility for the day-to-day portfolio management of the Fund. From November 1, 1993 to February 25, 1998, Dr. Wright was the portfolio manager of the Large Cap Fund, a commingled investment fund managed by ANB Investment Management and Trust Company ("ANB") for employee benefit plan accounts. Dr. Wright received the same portfolio management assistance and support in managing the Large Cap Fund from Ms. Sampson and Dr. Jankovskis that he receives from them in managing the Select Equity Fund. This data is provided to illustrate the past performance of Dr. Neil Wright in managing a substantially similar account as measured against a specified market index and does not represent the performance of the Select Equity Fund. Investors should not consider this performance data as an indication of future performance of the Select Equity Fund.

Dr. Wright, Ms. Sampson, and Dr. Jankovskis are the portfolio managers for the Enhanced Market Fund, and, as such, have the primary responsibility for the day-to-day portfolio management of the Fund. From December 1, 1994 to February 25, 1998, Dr. Wright, Ms. Sampson, and Dr. Jankovskis were the portfolio managers of the Enhanced S&P Fund, a commingled investment fund managed by ANB for employee benefit plan accounts. This data is provided to illustrate the past performance of Dr. Neil Wright, Ms. Sampson, and Dr. Jankovskis in managing a substantially similar account as measured against a specified market index and does not represent the performance of the Enhanced Market Fund. Investors should not consider this performance data as an indication of future performance of the Enhanced Market Fund.

The performance data shown below relating to the institutional accounts was calculated on a total return basis and includes all dividends and interest, accrued income and realized and unrealized gains and losses. The returns of the Large Cap Fund reflect the deduction of an investment advisory fee of 1.00%, the returns of the Enhanced S&P Fund reflect the deduction of an investment advisory fee of .50%, and both accounts reflect deductions of brokerage commissions, execution costs, and custodial fees paid by ANB's institutional private accounts, without provision for federal or state income taxes. Securities transactions are accounted for on the trade date and accrual accounting is utilized. Cash and equivalents are included in performance returns.

The institutional private accounts were not subject to the same types of expenses to which the Select Equity Fund and the Enhanced Market Fund are subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the Investment Company Act or

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Subchapter M of the Internal Revenue Code. Consequently, the performance results for the institutional accounts could have been adversely affected if the accounts had been regulated as investment company under the federal securities laws.

The results presented below may not necessarily equate with the return experienced by any particular investor as a result of the timing of investments and redemptions. In addition, the effect of taxes on any investor will depend on such person's tax status, and the results have not been reduced to reflect any income tax which may have been payable.

The investment results presented below are unaudited and are not intended to predict or suggest the returns that might be experienced by the Select Equity Fund and the Enhanced Market Fund or an individual investor investing in such Funds. The investment results were not calculated pursuant to the methodology established by the SEC that will be used to calculate the Select Equity Fund's and the Enhanced Market Fund's performance results. Investors should also be aware that the use of a methodology different from that used below to calculate performance would result in different performance data. All information set forth in the table below relies on data supplied by OakBrook or from statistical services, reports or other sources believed by OakBrook to be reliable. However, except as otherwise indicated, such information has not been verified and is unaudited.

                                                  ENHANCED            S&P 500(R)
YEAR                       LARGE CAP FUND         S&P FUND             INDEX 1
----                       --------------         --------             -------
1993(2)                           2.62%                      --          .30%
1994                              4.39%                      --         1.37%
1994(3)                              --               1.24%             1.45%
1995                             31.26%              35.49%            37.43%
1996                             19.34%              25.86%            23.14%
1997                             37.36%              33.00%            33.34%
1998(4)                           1.44%               1.10%             1.11%
Since inception(5)               22.12%                  --            21.90%
Since inception(6)                   --              30.47%            30.35%

(1) The S&P 500(R)Index is an unmanaged index which measures the performance of 500 stocks representative of the U.S. equity market.

(2) Total return for the period from November 1, 1993 through December 31, 1993. Returns have not been annualized.

(3) Total return for the period from December 1, 1994 through December 31, 1994. Returns have not been annualized.

(4) Total return for the period from January 1, 1998, through January 31, 1998. Returns have not been annualized.

(5) Annualized total return for the Large Cap Fund is for the period from November 1, 1993 through January 31, 1998.

(6) Annualized total return for the Enhanced S&P Fund is for the period from December 1, 1994 through January 31, 1998.


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SMALL CAP FUND. Sawgrass Asset Management, LLC ("Sawgrass") serves as investment sub-advisor to the Small Cap Fund, pursuant to a Sub-Advisory Agreement with AIMCO. Under the Sub-Advisory Agreement, Sawgrass manages the Fund, selects investments, and places all orders for purchases and sales of securities, subject to the general supervision of the Trust's Board of Trustees and AIMCO in accordance with the Fund's investment objectives, policies and restrictions.

Sawgrass  is 50%  owned  by  AmSouth  Bank  and  50%  owned  by  Sawgrass  Asset
Management, Inc. Sawgrass Asset Management, Inc. is controlled by Mr. Dean McQuiddy, Mr. Brian Monroe and Mr. Andrew Cantor. Sawgrass was organized in January, 1998 to perform advisory services for investment companies and other institutional clients and has its principal offices at 1579 The Greens Way, Jacksonville Beach, FL 32250.

The tables on the following page set forth the performance data relating to the historical performance of an institutional fund (the Employee Benefit Small Capitalization Fund) and a mutual fund (the Emerald Small Capitalization Fund), since the dates indicated, that have investment objectives, policies, strategies and risks substantially similar to those of the AmSouth Small Cap Fund. Mr. Dean McQuiddy, a Principal of Sawgrass, is the portfolio manager for the Small Cap Fund, and, as such, has the primary responsibility for the day-to-day portfolio management of the Fund. From January 1, 1987 to December 31, 1997, he was the portfolio manager of the Employee Benefit Small Capitalization Fund, a common trust fund managed by Barnett Bank for employee benefit plan accounts. On January 4, 1994, the Employee Benefits Small Capitalization Fund transferred the majority of its assets to the Emerald Small Capitalization Fund. Mr. McQuiddy was the portfolio manager for the Emerald Small Capitalization Fund from its inception through December 31, 1997. This data is provided to illustrate the past performance of Mr. McQuiddy in managing substantially similar accounts as measured against a specified market index and does not represent the performance of the Small Cap Fund. Investors should not consider this performance data as an indication of future performance of the Small Cap Fund.

The performance data shown below relating to the institutional account was calculated on a total return basis and includes all dividends and interest, accrued income and realized and unrealized gains and losses. The returns of the institutional account reflect the deduction of investment advisory fees, brokerage commissions and execution costs paid by Barnett's institutional private account, without provision for federal or state income taxes. Custodial fees of the institutional account, if any, were not included in the calculation. Securities transactions are accounted for on the trade date and accrual accounting is utilized. Cash and equivalents are included in performance returns. The yearly returns of the institutional fund are calculated by geometrically linking the monthly returns.

The institutional private account was not subject to the same types of expenses to which the Small Cap Fund is subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the Investment Company Act or Subchapter M of the Internal Revenue Code. Consequently, the performance results for the institutional account could have been adversely affected if the account had been regulated as investment company under the federal securities laws.

The results presented below may not necessarily equate with the return experienced by any particular investor as a result of the timing of investments and redemptions. In addition, the effect of taxes on any investor will depend on such person's tax status, and the results have not been reduced to reflect any income tax which may have been payable.

The investment results presented below are unaudited and are not intended to predict or suggest the returns that might be experienced by the Small Cap Fund or an individual investor investing in such Fund. The investment results were not calculated pursuant to the methodology established by the SEC that will be used to calculate the Small Cap Fund's performance results. Investors should also be aware that the use of a methodology different from that used below to calculate performance could result in different performance data.

All information set forth in the tables below relies on data supplied by Sawgrass or from statistical services, reports or other sources believed by Sawgrass to be reliable. However, except as otherwise indicated, such information has not been verified and is unaudited.

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                                  SAWGRASS SMALL CAP        RUSSELL 2000(R)
YEAR                                   COMPOSITE            GROWTH INDEX1
----                                   ---------            -------------
1988                                     11.73%                20.37%
1989                                     12.64%                20.17%
1990                                   (13.35)%              (17.41)%
1991                                     56.66%                51.19%
1992                                     21.94%                 7.77%
1993                                     20.99%                13.36%
1994                                      0.99%               (2.43)%
1995                                     37.79%                31.04%
1996                                     11.72%                11.43%
1997                                     13.49%                12.86%
Last 5 Years2                            16.38%                12.76%
Last 10 Years2                           16.09%                13.50%

(1) The Russell 2000(R) Growth Index is an unmanaged index which measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index with higher price-to-book ratios and higher forecasted growth values.

(2) Through December 31, 1997.

PRIOR PERFORMANCE OF RETAIL SHARES AND CLASS B SHARES OF THE EMERALD SMALL CAPITALIZATION FUND

The cumulative total return for the Retail Shares of the Emerald Small Capitalization Fund from March 1, 1994 through December 31, 1997 was 56.78% absent the imposition of a sales charge and was 49.72% including the imposition of a sales charge. The cumulative total return for the same period for the Russell 2000(R) Growth Index was 57.31%. The cumulative total return for the Class B Shares of the Emerald Small Capitalization Fund from March 1, 1994 through March 11, 1996 was 39.85% absent the imposition of a contingent deferred sales charge and was 34.25% including the imposition of a contingent deferred sales charge. The cumulative total return for the same period for the Russell 2000(R) Growth Index was 29.71%. At December 31, 1997, the Emerald Small Capitalization Fund had approximately $180 million in assets. As portfolio manager of the Emerald Small Capitalization Fund, Mr. McQuiddy had full discretionary authority over the selection of investments for that fund. Average annual total returns for the Retail Shares for the one-year, three-year and since inception through December 31, 1997 period (the entire period during which Mr. McQuiddy managed the Retail Shares of the Emerald Small Capitalization Fund) and for the one-year and since inception through March 11, 1996 period for the Class B Shares, compared with the performance of the Russell 2000(R) Growth Index were:

                                              EMERALD SMALL
                                              CAPITALIZATION     RUSSELL 2000(R)
                                                  FUND(1)        GROWTH INDEX(2)
                                              ---------------    ---------------

RETAIL SHARES
  (absent imposition of sales charges)
  One Year                                        12.62%             12.86%
  Three Years                                     18.39%             18.12%
  Since Inception                                 12.41%             12.55%
RETAIL SHARES
  (absent imposition of the Emerald Small
  Capitalization Fund's maximum sales
  charge)
  One Year                                        7.55%              12.86%
  Three Years                                     16.58%             18.12%
  Since Inception                                 10.17%             12.55%

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                                              EMERALD SMALL      RUSSELL 2000(R)
                                             CAPITALIZATION         GROWTH
                                                  FUND(1)           INDEX
                                             ---------------    ----------------
CLASS B SHARES
 (absent imposition of sales charges)
 One Year                                         8.02%             12.86%
 Since Inception                                 18.26%             13.89%
CLASS B SHARES
 (assuming imposition of the Emerald Small
 Capitalization Fund's maximum contingent
 deferred sales charge)
 One Year                                         4.99%             12.86%
 Since Inception                                 15.87%             13.89%

(1)  Average  annual  total  return   reflects   changes  in  share  prices  and
reinvestment of dividends and distributions and is net of fund expenses.

(2)The Russell 2000(R) Growth Index is an unmanaged index which measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index with higher price-to-book ratios and higher forecasted growth values.

During the period from March 1, 1994 through December 31, 1997, the operating expense ratio of the Retail Shares (the shares most similar to the Class A Shares of the AmSouth Small Cap Fund) of the Emerald Small Capitalization Fund ranged from 1.73% to 2.50% of the Fund's average daily net assets. During the period from March 1, 1994 through March 11, 1996, the operating expense ratio of the Class B Shares (the shares most similar to the Class B Shares of the AmSouth Small Cap Fund) of the Emerald Small Capitalization Fund ranged from 2.50% to 3.29% of the Fund's average daily net assets. If the actual operating expenses of the AmSouth Small Cap Fund are higher than the historical operating expenses of the Emerald Small Capitalization Fund, this could negatively affect performance.

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        HISTORICAL PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.

The Emerald Small Capitalization Fund is a separate fund and its historical performance is not indicative of the potential performance of the AmSouth Small Cap Fund, Share prices and investment returns will fluctuate reflecting market conditions, as well as change in company-specific fundamentals of portfolio securities.


INTERNATIONAL EQUITY FUND - Dimensional Fund Advisors, Inc. ("Dimensional") located at 1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401, serves as investment sub-advisor to the International Equity Fund pursuant to a Sub-Advisory Agreement with AIMCO. Dimensional provides discretionary investment management services to client discretionary accounts with assets totaling approximately $34 billion as of August 31, 2002.

PORTFOLIO MANAGERS

The primary portfolio manager for each Fund is as follows:

VALUE FUND -- Richard H. Calvert, CFA, is the portfolio manager for the Value Fund and has over seven years of portfolio management and analysis experience. Prior to managing this Fund, Mr. Calvert served as a Trust portfolio manager overseeing several key institutional accounts and as a technology sector analyst, Mr. Calvert earned his B.S. in Economics from the University of Alabama and is a member of the Alabama Society of Financial Analysts.


SMALL CAP FUND -- Mr. Dean McQuiddy, CFA, has been the portfolio manager for the Small Cap Fund since its inception. Mr. McQuiddy, who has been employed by Sawgrass since 1998, is a Principal and the Director of Equity Investing of Sawgrass. From 1983 to 1988, Mr. McQuiddy was portfolio manager at Barnett Capital Advisors, Inc. Mr. McQuiddy holds membership in the Association of Management and Research. He has 17 years of investment experience.


SELECT EQUITY FUND, ENHANCED MARKET FUND, AND MID CAP FUND -- The Select Equity Fund, Enhanced Market Fund and Mid Cap Fund are managed by a team of investment professionals, all of whom take an active part in the decision making process. Dr. Neil Wright, Ms. Janna Sampson and Dr. Peter Jankovskis are the team members and have been the portfolio managers of the Enhanced Market Fund and Select Equity Fund since their inception and of the Mid Cap Fund since June 2002. Each of the portfolio managers has been with OakBrook since 1998. Dr. Wright is OakBrook's President and Chief Investment Officer. From 1993 to 1997, Dr. Wright was the Chief Investment Officer of ANB Investment Management & Trust Co. ("ANB"). Ms. Sampson is OakBrook's Director of Portfolio Management. From 1993 to 1997, she was Senior Portfolio Manager for ANB. Dr. Jankovskis is OakBrook's Director of Research. From 1992 to 1996, he was an Investment Strategist for ANB and from 1996 to 1997 he was the Manager of Research for ANB.


BALANCED FUND -- The Balanced Fund is co-managed by Richard H. Calvert, CFA, and John P. Boston, CFA. Mr. Calvert has over seven years of investment experience and served as a Trust portfolio manager overseeing several key institutional accounts and as a technology sector analyst. Mr. Calvert earned his B.S. in Economics from the University of Alabama and is a member of the Alabama Society of Financial Analysts. Mr. Boston has been associated with AmSouth's Trust Investment Group for over ten years and is currently Senior Vice President in charge of taxable fixed-income investments.

BOND FUND -- The Bond Fund is co-managed by Brian B. Sullivan, CFA, and John P. Boston, CFA. Mr. Sullivan has been the portfolio manager for the Bond Fund since 1992. Mr. Sullivan has been a portfolio manager at the Advisor since 1984, and is currently Senior Vice President and Senior Trust Investment Officer at AmSouth Bank. Mr. Boston has co-managed the Bond Fund with Mr. Sullivan since 1999. Mr. Boston has been associated with AmSouth Trust Investment Group for over five years and is currently Senior Vice President and Trust Investment Officer in charge of taxable fixed income investments.

LIMITED TERM BOND FUND -- John P. Boston, CFA, has been the portfolio manager for the Limited Term Bond Fund since August, 1995, and of the Government Income Fund since inception. Mr. Boston has been associated with AmSouth's Trust Investment Group for over five years and is currently Senior Vice President and Trust Investment Officer in charge of taxable fixed-income investments.

MUNICIPAL BOND FUND, FLORIDA TAX-EXEMPT FUND AND TENNESSEE TAX-EXEMPT FUND -- Dorothy E. Thomas, CFA, is the portfolio manager for the Municipal Bond Fund, the Florida Tax-Exempt Fund and Tennessee Tax-Exempt Fund. Ms. Thomas has been

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--------------------------------------------------------------------------------

associated with AmSouth's Trust Investment Group for over sixteen years and is currently Senior Vice President and Trust Investment Officer in charge of tax-free fixed income investments.


INTERNATIONAL EQUITY FUND - Investment decisions for the Fund are made by the Investment Committee of Dimensional which meets on a regular basis and also as needed to consider investment issues. The Investment Committee is composed of certain officers and directors of Dimensional who are elected annually.

CAPITAL GROWTH FUND - The Capital Growth Fund is co-managed by Charles E. Winger, Jr. and Robert A. Rinner, CFA. Mr. Winger has been the portfolio manager for the Capital Growth Fund since its inception. He has been a Trust Officer of First American National Bank since 1988 and has been employed by the Advisor since 1999. Mr. Rinner has co-managed the Capital Growth Fund with Mr. Winder since 2002. Mr. Rinner served as an equity analyst and portfolio manager since 1983. He joined AmSouth Bank in 1996.

LARGE CAP FUND -- Ronald E. Lindquist. Mr. Lindquist, who has over 30 years' experience as a portfolio manager, has been the Large Cap Fund's primary portfolio manager since its inception, and has been employed by First American National Bank since May 1998 and has been employed by the Advisor since December 1999. Prior to May 1998, he was employed since 1978 by Deposit Guaranty National Bank and Commercial National Bank, affiliates of the Advisor.

GOVERNMENT INCOME FUND -- The Government Income Fund is co-managed by John Mark McKenzie and John Boston. Mr. McKenzie has been a portfolio manager of the Limited Term U.S. Government Fund since May 1998 and the Fund's primary portfolio manager since December 1998. He has been employed by First American National Bank since May 1998 and has been employed by the Advisor since December 1999. Prior to May 1998, he was employed by Deposit Guaranty National Bank since 1984. John P. Boston, CFA, has been the portfolio manager for the Limited term Bond Fund since August 1995, and of the Government Income Fund since inception. Mr. Boston has been associated with AmSouth's Trust Investment Group for over five years and is currently Senior Vice President and Trust Investment Officer in charge of taxable fixed-income investments.


STRATEGIC PORTFOLIOS -- Investment decisions for each Strategic Portfolio are made by a team of the Advisor's portfolio managers, and no person is primarily responsible for making recommendations to the team.

THE DISTRIBUTOR AND ADMINISTRATOR


ASO Services Company ("ASC"), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as each Fund's administrator. Management and administrative services of ASC include providing office space, equipment and clerical personnel to the Fund and supervising custodial, auditing, valuation, bookkeeping, legal and dividend dispersing services. ASC is a wholly owned subsidiary of BISYS Fund Services L.P. ("BISYS").


BISYS, whose address is also 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the distributor of each Fund's shares. BISYS may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the National Association of Securities Dealers.


The STATEMENT OF ADDITIONAL INFORMATION has more detailed information about the Advisor and other service providers.


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--------------------------------------------------------------------------------

CHOOSING A SHARE CLASS

Class A Shares and Class B Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments. Your financial representative can help you decide which share class is best for you.

CLASS A SHARES


o     Front-end sales charges, as described below.


o     Shareholder servicing fees of 0.25% of average daily net assets.

CLASS B SHARES

o     No front-end sales charge; all your money goes to work for you right away.

o Class B Shares pay a shareholder servicing fee of 0.25% of average daily net assets. This fee is in the form of a separate non-Rule 12b-1 fee. All Funds bear a distribution or Rule 12b-1 fee of 0.75%.

o     A deferred sales charge, as described below.

o Automatic conversion to Class A Shares after eight years, thus reducing future annual expenses.

o     Maximum investment for all Class B purchases: $250,000.

FOR ACTUAL PAST EXPENSES OF EACH SHARE CLASS, SEE THE FUND-BY-FUND INFORMATION EARLIER IN THIS PROSPECTUS.

BECAUSE 12B-1 FEES ARE PAID ON AN ONGOING BASIS, CLASS B SHAREHOLDERS COULD END UP PAYING MORE EXPENSES OVER THE LONG TERM THAN IF THEY HAD PAID A SALES CHARGE.


THE FUNDS ALSO OFFER CLASS I SHARES WHICH HAVE THEIR OWN EXPENSE STRUCTURE AND ARE ONLY AVAILABLE TO FINANCIAL INSTITUTIONS, FIDUCIARY CLIENTS OF AMSOUTH BANK AND CERTAIN OTHER QUALIFIED INVESTORS. CALL THE DISTRIBUTOR FOR MORE INFORMATION, (SEE BACK COVER OF THIS PROSPECTUS.)


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PRICING OF FUND SHARES

---------------------------
HOW NAV IS CALCULATED

The price of a Fund's shares is based on the Fund's per share net asset value ("NAV"). The NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund:


           NAV =
 TOTAL ASSETS - LIABILITIES
 --------------------------
Number of Shares Outstanding

Generally, you can find the Fund's NAV daily in THE WALL STREET JOURNAL and other newspapers. NAV is calculated separately for each class of shares.

The per share NAV for each Fund is determined and its shares are priced at the close of regular trading on the New York Stock Exchange, normally at 4:00 p.m. Eastern time on days the Exchange is open. In addition, each Fund may elect, in its discretion if it is determined to be in shareholders' best interests, to be open on days when the Exchange is closed due to an emergency.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by the Fund less any applicable sales charge as noted in the section on "Distribution Arrangements/Sales Charges." This is what is known as the offering price. For further information regarding the methods used in valuing the Fund's investments, please see the SAI.

The Fund's securities are generally valued at current market prices. If market quotations are not available, prices will be based on fair value as determined by the Fund's Trustees. For further information regarding the methods used in valuing the Fund's investments, please see the SAI.

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PURCHASING AND ADDING TO YOUR SHARES

You may purchase Funds through the Distributor or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information.



 ACCOUNT TYPE                                       MINIMUM
 Class A Or Class B           MINIMUM INITIAL    SUBSEQUENT
                                   INVESTMENT    INVESTMENT
 -----------------------------------------------------------

 Regular                               $1,000          $0
 ---------------------------------------------------------

 Automatic Investment Plan             $1,000        $100

 ---------------------------------------------------------


All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks are not accepted.

A Fund may waive its minimum purchase requirement. The Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.

--------------------------------------------------------------------------------

AVOID TAX WITHHOLDING


Each Fund is required to withhold a percentage of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.


--------------------------------------------------------------------------------
DIRECTED DIVIDEND OPTION

By selecting the appropriate box in the Account Application, you can elect to receive your distributions in cash (check) or have distributions (capital gains and dividends) reinvested in another AmSouth Fund without a sales charge. You must maintain the minimum balance in each Fund into which you plan to reinvest dividends or the reinvestment will be suspended and your dividends paid to you. The Fund may modify or terminate this reinvestment option without notice. You can change or terminate your participation in the reinvestment option at any time.
--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------

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PURCHASING AND ADDING TO YOUR SHARES
(CONTINUED)

--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS

All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested distributions. Income dividends are usually paid monthly. Capital gains are distributed at least annually. DISTRIBUTIONS ARE MADE ON A PER SHARE BASIS REGARDLESS OF HOW LONG YOU'VE OWNED YOUR SHARES. THEREFORE, IF YOU INVEST SHORTLY BEFORE THE DISTRIBUTION DATE, SOME OF YOUR INVESTMENT WILL BE RETURNED TO YOU IN THE FORM OF A DISTRIBUTION.

--------------------------------------------------------------------------------

INSTRUCTIONS FOR OPENING OR ADDING TO AN ACCOUNT - CLASS A SHARES AND CLASS B SHARES

BY REGULAR MAIL

If purchasing through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to purchase shares of the Funds and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.

Initial Investment:

1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.

2. Make check, bank draft or money order payable to "AmSouth Funds."

3. Mail to: AmSouth Funds
   P.O. Box 182733, Columbus, OH 43218-2733.

Subsequent:

1. Use  the  investment  slip  attached  to  your  account  statement.   Or,  if
   unavailable,

2. Include the following information on a piece of paper:
   o    AmSouth Funds/Fund name
   o    Share class
   o    Amount invested
   o    Account name
   o    Account number.
   Include your account number on your check.

3. Mail to: AmSouth Funds
   P.O. Box 182733, Columbus, OH 43218-2733.

BY OVERNIGHT SERVICE

See instructions 1-2 above for subsequent investments.

4. Send to: AmSouth Funds
   c/o BISYS Fund Services
   Attn: T.A. Operations
   3435 Stelzer Road, Columbus, OH 43219.

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SHAREHOLDER INFORMATION
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ELECTRONIC PURCHASES

Your bank must  participate in the Automated  Clearing House (ACH) and must be a
U. S. Bank. YOUR BANK OR BROKER MAY CHARGE FOR THIS SERVICE.

Establish electronic purchase option on your account application or call 1-800-451-8382. Your account can generally be set up for electronic purchases within 15 days. Call 1-800-451-8382 to arrange a transfer from your bank account.

ELECTRONIC VS. WIRE TRANSFER

Wire transfers allow financial institutions to send funds to each other, almost instantaneously. With an electronic purchase or sale, the transaction is made through the Automated Clearing House (ACH) and may take up to eight days to clear. There is generally no fee for ACH transactions.
--------------------------------------------------------------------------------

                                                             QUESTIONS?
                                                     Call 800-451-8382 or your
                                                     investment representative.
                                                     ---------------------------

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SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

PURCHASING AND ADDING TO YOUR SHARES
(CONTINUED)

BY WIRE TRANSFER

NOTE: YOUR BANK MAY CHARGE A WIRE TRANSFER FEE.

For initial investment:
Fax the completed application, along with a request for a confirmation number to 1-800-451-8382. Follow the instructions below after receiving your confirmation number.

For initial and subsequent investments:
Instruct your bank to wire transfer your investment to:
AmSouth Bank
Routing Number: ABA #044000024
DDA#

Include:
Your name
Your confirmation number
AFTER INSTRUCTING YOUR BANK TO WIRE THE FUNDS, CALL 1-800-451-8382 TO ADVISE US OF THE AMOUNT BEING TRANSFERRED AND THE NAME OF YOUR BANK.

--------------------------------------------------------------------------------

YOU CAN ADD TO YOUR ACCOUNT BY USING THE CONVENIENT OPTIONS DESCRIBED BELOW. THE FUND RESERVES THE RIGHT TO CHANGE OR ELIMINATE THESE PRIVILEGES AT ANY TIME WITH 60 DAYS NOTICE.

--------------------------------------------------------------------------------
AUTOMATIC INVESTMENT PLAN


You can make automatic investments in the Funds from your bank account, through payroll deduction or from your federal employment, Social Security or other regular government checks. Automatic investments can be as little as $100, once you've invested the $1,000 minimum required to open the account.

To invest regularly from your bank account:

   | |   Complete the Automatic Investment Plan portion on your Account
         Application.
         Make sure you note:
   | |   Your bank name, address and account number
   | |   The amount you wish to invest automatically (minimum $100)
   | | How often you want to invest (every month, 4 times a year, twice a year or once a year)
   | |   Attach a voided personal check.


To invest regularly from your paycheck or government check:
Call 1-800-451-8382 for an enrollment form or consult the SAI for additional information.

--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS

All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested distributions. Dividends are higher for Class A Shares than for Class B Shares, because Class A Shares have lower distribution expenses. Income dividends are usually paid monthly. Capital gains are distributed at least annually.

Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a distribution.

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SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

SELLING YOUR SHARES

You may sell your shares at any time. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or your investment representative. Normally you will receive your proceeds within a week after your request is received. See section on "General Policies on Selling Shares" below.

--------------------------------------------------------------------------------
WITHDRAWING MONEY FROM YOUR FUND INVESTMENT

As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.
--------------------------------------------------------------------------------

CONTINGENT DEFERRED SALES CHARGE

When you sell Class B Shares, you will be charged a fee for any shares that have not been held for a sufficient length of time. These fees will be deducted from the money paid to you. See the section on "Distribution Arrangements/Sales Charges" below for details.

INSTRUCTIONS FOR SELLING SHARES

If selling your shares through your financial advisor or broker, ask him or her for redemption procedures. Your advisor and/or broker may have transaction minimums and/or transaction times which will affect your redemption. For all other sales transactions, follow the instructions below.

BY TELEPHONE (UNLESS YOU HAVE DECLINED TELEPHONE SALES PRIVILEGES)
1. Call 1-800-451-8382 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer). (See "General Policies on Selling Shares -- Verifying Telephone Redemptions" below.)

BY MAIL
1. Call 1-800-451-8382 to request redemption forms or write a letter of instruction indicating:
            o     your Fund and account number
            o     amount you wish to redeem
            o     address where your check should be sent
            o     account owner signature.

2. Mail to: AmSouth Funds, P.O. Box 182733, Columbus, OH 43218-2733

BY OVERNIGHT SERVICE (SEE "GENERAL POLICIES ON SELLING SHARES - REDEMPTIONS IN WRITING REQUIRED" BELOW.)
1. See instruction 1 above.
2. Send to AmSouth Funds, c/o BISYS Fund Services, Attn: T.A. Operations, 3435 Stelzer Road, Columbus, OH 43219.

WIRE TRANSFER
You must indicate this option on your application.
The Fund will charge a $7 wire transfer fee for each wire transfer request.
NOTE: YOUR FINANCIAL INSTITUTION MAY ALSO CHARGE A SEPARATE FEE.
Call 1-800-451-8382 to request a wire transfer.
If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day.

ELECTRONIC REDEMPTIONS
Your bank must participate in the Automated Clearing House (ACH) and must be a U.S. bank.
YOUR BANK MAY CHARGE FOR THIS SERVICE.
Call 1-800-451-8382 to request an electronic redemption. If you call by 4 p.m. Eastern time, the NAV of your shares will normally be determined on the same day and the proceeds credited within 7 days.

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SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

SYSTEMATIC WITHDRAWAL PLAN
You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $100. To activate this feature:
o Make sure you have checked the appropriate box on the account application, or call 1-800-451-8382.
o   Include a voided personal check.
o   Your account must have a value of $5,000 or more to start withdrawals.
o If the value of your account falls below $500, you may be asked to add sufficient funds to bring the account back to $500, or the Fund may close your account and mail the proceeds to you.

GENERAL POLICIES ON SELLING SHARES

REDEMPTION FEE


If you sell your shares or exchange them for shares of another fund within 30 days of the date of purchase, you will be charged a 2.00% fee on the current net asset value of the shares sold or exchanged. The fee is paid to the Fund to offset the costs associated with short-term trading, such as portfolio transaction and administrative costs.

The Fund uses a "first-in, first-out" method to determine how long you have held your shares. This means that if you purchased shares on different days, the shares purchased first will be considered redeemed first for purposes of determining whether the redemption fee will be charged.

We will not impose the redemption fee on a redemption or exchange of:

o     Shares   acquired  by   reinvestment   of  dividends   or  capital   gains
      distributions;
o     Shares  purchased by qualified and  non-qualified  retirement  plans under
      Section 401 or 501 of the Internal Revenue Code (not IRAs); or
o Shares purchased through financial institutions, including banks, broker-dealers and other investment representatives, if the financial institution imposes a similar type of fee or otherwise has a policy in place to deter short-term trading.


REDEMPTIONS IN WRITING REQUIRED

You must request redemption in writing and obtain a signature guarantee if:

o     The check is not being mailed to the address on your account; or
o     The check is not being made payable to the owner of the account.

A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

VERIFYING TELEPHONE REDEMPTIONS

The Fund makes every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

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SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

REDEMPTIONS WITHIN 15 DAYS OF INITIAL INVESTMENT

When you have made your initial investment by check, the proceeds of your redemption may be held up to 15 business days until the Transfer Agent is satisfied that the check has cleared. You can avoid this delay by purchasing shares with a certified check.

REFUSAL OF REDEMPTION REQUEST

Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders.

REDEMPTION IN KIND

Each Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

CLOSING OF SMALL ACCOUNTS

If your account falls below $50, the Fund may ask you to increase your balance. If it is still below $50 after 60 days, the Fund may close your account and send you the proceeds at the current NAV.

UNDELIVERABLE REDEMPTION CHECKS

For any shareholder who chooses to receive distributions in cash:

If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the appropriate Fund.

DISTRIBUTION ARRANGEMENTS/SALES CHARGES

CALCULATION OF SALES CHARGES CLASS A SHARES

Class A Shares are sold at their public offering price. This price equals NAV plus the initial sales charge, if applicable. Therefore, part of the money you invest will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

The current sales charge rates are as follows:


FOR THE EQUITY FUNDS, THE AGGRESSIVE GROWTH PORTFOLIO, GROWTH PORTFOLIO, GROWTH AND INCOME PORTFOLIO, AND MODERATE GROWTH AND INCOME PORTFOLIO

                                       SALES CHARGE    SALES CHARGE
                YOUR                     AS A % OF       AS A % OF
             INVESTMENT               OFFERING PRICE  YOUR INVESTMENT

Up to $49,999                              5.50%           5.82%
----------------------------------------------------------------------
$50,000 up to $99,999                      4.50%           4.71%
----------------------------------------------------------------------
$100,000 up to $249,999                    3.50%           3.63%
----------------------------------------------------------------------
$250,000 up to $499,999                    2.50%           2.56%
----------------------------------------------------------------------

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SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

$500,000 up to $999,999                    1.50%           1.52%
----------------------------------------------------------------------
$1,000,000 and above(1)                    0.00%           0.00%
----------------------------------------------------------------------

FOR THE INCOME FUNDS

                                       SALES CHARGE    SALES CHARGE
                YOUR                     AS A % OF       AS A % OF
             INVESTMENT               OFFERING PRICE  YOUR INVESTMENT



Up to $99,999                              4.00%           4.17%
----------------------------------------------------------------------
$100,000 up to $249,999                    3.00%           3.09%
----------------------------------------------------------------------
$250,000 up to $499,999                    2.00%           2.04%
----------------------------------------------------------------------
$500,000 up to $999,999                    1.00%           1.01%
----------------------------------------------------------------------
$1,000,000 and above(1)                    0.00%           0.00%
----------------------------------------------------------------------


(1) There is no initial sales charge on purchases of $1 million or more. However, a contingent deferred sales charge (CDSC) of up to 1.00% of the purchase price will be charged to the shareholder if shares are redeemed in the first year after purchase. This charge will be based on the lower of your cost for the shares or their NAV at the time of redemption. There will be no CDSC on reinvested distributions. The Distributor will provide additional compensation in an amount up to 1.00% of the offering price of Class A Shares of the Funds for sales of $1 million to $3 million. For sales over $3 million, the amount of additional compensation will be negotiated.

CLASS B SHARES

Class B Shares are offered at NAV, without any up-front sales charge. Therefore, all the money you invest is used to purchase Fund shares. However, if you sell your Class B Shares of the Fund before the sixth anniversary, you will have to pay a contingent deferred sales charge at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption according to the schedule below. There is no CDSC on reinvested dividends or distributions.

         YEARS                       CDSC AS A% OF
         SINCE                       DOLLAR AMOUNT
        PURCHASE                   SUBJECT TO CHARGE*

          0-1                            5.00%
          1-2                            4.00%
          2-3                            3.00%
          3-4                            3.00%
          4-5                            2.00%
          5-6                            1.00%
      more than 6                         None
--------------------------------------------------------------

If you sell some but not all of your Class shares, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

CONVERSION FEATURE - CLASS B SHARES
o Class B Shares automatically convert to Class A Shares of the same Fund after eight years from the end of the month of purchase.*
o After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A Shares which will increase your investment return compared to the Class B Shares.

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SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

o You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.
o If you purchased Class B Shares of one Fund which you exchanged for Class B Shares of another Fund, your holding period will be calculated from the time of your original purchase of Class B Shares.
o The dollar value of Class A Shares you receive will equal the dollar value of the Class B Shares converted.

* For B Shares acquired in the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC, charged if such Class B Shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year. These shares will automatically convert to Class A Shares of the same Fund after seven years from the end of the month of purchase.

SALES CHARGE REDUCTIONS

Reduced sales charges for Class A Shares are available to shareholders with investments of $50,000 or more. In addition, you may qualify for reduced sales charges under the following circumstances.

o LETTER OF INTENT. You inform the Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge. You must include a minimum of 5% of the total amount you intend to purchase with your letter of intent.
o RIGHTS OF ACCUMULATION. When the value of shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge.
o COMBINATION PRIVILEGE. Combine accounts of multiple Funds or accounts of immediate family household members (spouse and children under 21) to achieve reduced sales charges.

SALES CHARGE WAIVERS CLASS A SHARES

The following qualify for waivers of sales charges: - Shares purchased by investment representatives through fee-based investment products or accounts.

o  Shares   purchased  upon  the  reinvestment  of  dividend  and  capital  gain distributions.
o  Shares purchased by investors through a payroll deduction plan.

o Shares purchased by officers, directors, trustees, employees, retired employees, and their immediate family members of AmSouth Bancorporation, its affiliates and BISYS Fund Services, L.P. and its affiliates and the sub-advisors of the Funds and their affiliates.

o Shares purchased by employees and their immediate family members of dealers who have an agreement with the Distributor.
o Shares purchased by qualified and non-qualified plans under Section 401 or 501 of the Internal Revenue Code (not IRAs).
o Shares purchased by former Plan Participants using proceeds from distributions of AmSouth Bank 401(k) plans.

The information above does not reflect a complete list of waivers. The Distributor may also waive the sales charge at anytime in its own discretion. Consult the SAI for more details concerning sales charges waivers.

--------------------------------------------------------------------------------
REINSTATEMENT PRIVILEGE

If you have sold Class A Shares and decide to reinvest in the Fund within a 90 day period, you will not be charged the applicable sales charge on amounts up to the value of the shares you sold. You must provide a written request for reinstatement and payment within 90 days of the date your instructions to sell were processed.

--------------------------------------------------------------------------------

CLASS B SHARES

The CDSC will be waived under certain circumstances, including the following:

o  Redemptions   from  accounts   following  the  death  or  disability  of  the
   shareholder.
o  Returns of excess contributions to retirement plans.
o Distributions of less than 10% of the annual account value under a Systematic Withdrawal Plan.
o Shares issued in a plan of reorganization sponsored by the Advisor, or shares redeemed involuntarily in a similar situation.

o Redemptions from a minimum required pro rata distribution in cash out of an IRA or other retirement plan to a shareholder who has attained the age of 701/2.

DISTRIBUTION AND SERVICE (12B-1) FEES AND SHAREHOLDER SERVICING FEES

12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Fund's shares and/or for providing shareholder services. Shareholder servicing fees compensate financial institutions that provide shareholder services to their customers and account holders. 12b-1 and shareholder servicing fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment.

o  The 12b-1 and shareholder servicing fees vary by share class as follows:
o Class A Shares pay a non-Rule 12b-1 shareholder servicing fee of up to 0.25% of the average daily net assets of a Fund.
o Class B Shares pay a non-Rule 12b-1 shareholder servicing fee of 0.25% of average daily net assets. Class B Shares also bear a Rule 12b-1 distribution fee of 0.75%. This will cause expenses for Class B Shares to be higher and dividends to be lower than for Class A Shares.
o The higher 12b-1 fee on Class B Shares, together with the CDSC, help the Distributor sell Class B Shares without an "up-front" sales charge. In particular, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.

Over time shareholders will pay more than the equivalent of the maximum permitted front-end sales charge because 12b-1 distribution and service fees are paid out of the Fund's assets on an on-going basis.

EXCHANGING YOUR SHARES


You can exchange your shares in one Fund for shares of the same class of another AmSouth Fund, usually without paying additional sales charges (see "Notes" below). You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable. Class A Shares may also be exchanged for Class I Shares of the same Fund if you become eligible to purchase Class I Shares. No transaction fees are currently charged for exchanges.


INSTRUCTIONS FOR EXCHANGING SHARES

Exchanges may be made by sending a written request to AmSouth Funds, P.O. Box 182733, Columbus OH 43218-2733, or by calling 1-800-451-8382. Please provide the following information:

o  Your name and telephone number
o  The exact name on your account and account number
o  Taxpayer identification number (usually your Social Security number)
o  Dollar  value or number of shares to be exchanged
o  The name of the Fund from which  the  exchange  is to be made
o  The name of the  Fund  into  which  the exchange is being made.

See  "Selling   your  Shares"  for   important   information   about   telephone
transactions.

To prevent disruption in the management of the Funds, due to market timing strategies, exchange activity may be limited to four exchanges from a Fund during a calendar year.

NOTES ON EXCHANGES

o When exchanging from a Fund that has no sales charge or a lower sales charge to a Fund with a higher sales charge, you will pay the difference.
o The registration and tax identification numbers of the two accounts must be identical.

o The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.
o Be sure to read carefully the Prospectus of any Fund into which you wish to exchange shares.

DIVIDENDS, DISTRIBUTIONS AND TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund distributes any net investment income monthly and any net realized capital gains at least once a year. All distributions will be automatically reinvested in additional Fund Shares unless you request to receive all distributions in cash.


Distributions, which may be taxed as ordinary income and capital gains, may be taxable at different rates depending on the length of time the Fund holds its assets. Generally, for federal income tax purposes, Fund distributions are taxable as ordinary income, except that distributions of long-term capital gains will be taxed as such regardless of how long you have held your shares. Distributions are taxable whether you received them in cash or in additional shares. Distributions are also taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid).

For the Florida Tax-Exempt Fund, Municipal Bond Fund, and the Tennessee Tax-Exempt Fund, the income dividends that you receive are expected to be exempt from federal income taxes and in the case of the Tennessee Tax-Exempt Fund, Tennessee personal income taxes. Income exempt from federal tax may otherwise be subject to state and local income tax. A Fund also may invest a portion of its assets in securities that generate income that is exempt from federal or state income tax. However, if you receive social security or railroad retirement benefits, you should consult your tax advisor to determine what effect, if any, an investment in the Florida Tax-Exempt Fund, Municipal Bond Fund, Tennessee Tax-Exempt Fund or Tax-Exempt Money Market Fund may have on the federal taxation of your benefits. In addition, an investment in the Florida Tax-Exempt Fund, Municipal Bond Fund or Tennessee Tax-Exempt Fund may result in liability for federal alternative minimum tax, both for individual and corporate shareholders. Any capital gains distributed by these Funds may also be subject to Federal tax.


A Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, a Fund's yield on those securities would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes. In addition, a Fund's investments in foreign securities or foreign currencies may increase or accelerate a Fund's recognition of ordinary income and may affect the timing or amount of a Fund's distributions.

An exchange of the shares of one Fund for shares of another fund will be treated as a sale of Fund shares. Any gain resulting from the sale or exchange of your Fund Shares (even if the income from the Fund is tax exempt) will generally be subject to tax. You should consult your tax advisor for more information on your own tax situation, including possible state and local taxes.

AmSouth Funds will send you a statement each year showing the tax status of all your distributions.

Generally, the Funds' advisors do not consider taxes when deciding to buy or sell securities. Capital gains are realized from time to time as by-products of ordinary investment activities. Distributions may vary considerably from year to year.

The tax information in this prospectus is provided as general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. (Non-U.S. investors may be subject to U.S. withholding and estate tax.)

MORE INFORMATION ABOUT TAXES IS IN OUR STATEMENT OF ADDITIONAL INFORMATION.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each Fund's financial performance for the past 5 years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information had been audited by Ernst & Young LLP, or other independent accountants, as noted in Ernst & Young LLP's report. This report, along with the Fund's financial statements, is incorporated by reference in the SAI and is included in the Fund's Annual Report to shareholders for the fiscal year ended July 31, 2002, both of which are available upon request.

------------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION ABOUT THE FUNDS                                                                            VALUE FUND
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS, CLASS A SHARES
                                                             YEAR ENDED     YEAR ENDED      YEAR ENDED    YEAR ENDED    YEAR ENDED
                                                              JULY 31,       JULY 31,        JULY 31,      JULY 31,      JULY 31,
                                                                2002           2001+           2000          1999        1998(A)
                                                                          ---------------- ------------- ------------- -------------
NET ASSET VALUE, BEGINNING OF PERIOD                                               $19.54        $25.25        $24.60        $23.35
                                                                          ---------------- ------------- ------------- -------------

INVESTMENT ACTIVITIES:
   Net investment income                                                             0.11          0.23          0.20          0.21
   Net realized and unrealized gains
     (losses) from investments                                                       3.64        (2.21)          3.11          2.54
                                                                          ---------------- ------------- ------------- -------------
    Total from Investment Activities                                                 3.75        (1.98)          3.31          2.75
                                                                          ---------------- ------------- ------------- -------------

DISTRIBUTIONS:
   Net investment income                                                           (0.14)        (0.23)        (0.19)        (0.25)
   Net realized gains from investment transactions
                                                                                   (2.77)        (3.50)        (2.47)        (1.25)
                                                                          ---------------- ------------- ------------- -------------
     Total Distributions                                                           (2.91)        (3.73)        (2.66)        (1.50)
                                                                          ---------------- ------------- ------------- -------------
   Change in Net Asset Value                                                         0.84        (5.71)          0.65          1.25
                                                                          ---------------- ------------- ------------- -------------

NET ASSET VALUE, END OF PERIOD                                                     $20.38        $19.54        $25.25        $24.60
                                                                          ---------------- ------------- ------------- -------------

    Total Return (excludes sales charge)                                           21.10%       (8.19)%        14.92%        12.34%

RATIOS/SUPPLEMENTAL DATA:
   Net Assets at end of period (000)                                             $113,164       $45,255       $70,740       $73,165
   Ratio of expenses to average net assets                                          1.34%         1.35%         1.33%         1.19%
   Ratio of net investment income to average net assets                             0.53%         1.07%         0.82%         0.89%
   Ratio of expenses to average net assets*                                         1.35%         1.35%         1.34%         1.19%
   Portfolio Turnover**                                                               43%           17%           18%           17%

------------------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS, CLASS B SHARES
------------------------------------------------------------------------------------------------------------------------------------
                                             YEAR ENDED         YEAR ENDED        YEAR ENDED       YEAR ENDED        PERIOD ENDED
                                              JULY 31,           JULY 31,          JULY 31,         JULY 31,           JULY 31,
                                                2002              2001+              2000             1999             1998(B)
                                          ------------------------------------------------------------------------------------------


NET ASSET VALUE, BEGINNING OF PERIOD                                    $19.41          $25.14             $24.55            $23.15
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ACTIVITIES:
   Net investment income (loss)                                         (0.03)            0.07               0.02              0.09
   Net  realized  and  unrealized  gains                                  3.58          (2.19)               3.10              2.68
     (losses) from investments
------------------------------------------------------------------------------------------------------------------------------------
     Total from Investment Activities                                     3.55          (2.12)               3.12              2.77
------------------------------------------------------------------------------------------------------------------------------------


                                                                                                                                 143


------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:
   Net investment income                                                (0.04)          (0.11)             (0.06)            (0.12)
   Net realized gains from investment                                   (2.77)          (3.50)             (2.47)            (1.25)
     transactions
------------------------------------------------------------------------------------------------------------------------------------
     Total Distributions                                                (2.81)          (3.61)             (2.53)            (1.37)
------------------------------------------------------------------------------------------------------------------------------------
   Change in Net Asset Value                                              0.74          (5.73)               0.59              1.40
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                          $20.15          $19.41             $25.14            $24.55
------------------------------------------------------------------------------------------------------------------------------------
     Total Return  (excludes  redemption                                20.09%         (8.86)%             14.03%         12.49%(c)
charge)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets at end of period (000)                                   $10,322          $7,949            $12,394            $7,929
   Ratio of expenses to average net                                      2.09%           2.10%              2.08%          2.11%(d)
     assets
   Ratio of net investment income to                                   (0.16)%           0.32%              0.05%          0.26%(d)
     average net assets
   Ratio  of  expenses  to  average  net                                 2.10%           2.11%              2.09%          2.11%(d)
     assets*
   Portfolio Turnover**                                                    43%             17%                18%               17%
------------------------------------------------------------------------------------------------------------------------------------


*   During the period, certain fees were reduced. If
**  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
+   Net investment income is based on average shares outstanding during the period.
(a) Effective September 2, 1997, the Fund's existing shares, which were previously unclassified, were designated either Class A
    Shares or Trust Shares. For reporting purposes, past performance numbers (prior to September 2, 1997) are being reflected as
    Class A Shares.
(b) For the period from September 3, 1997 (commencement of operations) through  July 31, 1998.
(c) Not annualized.
(d) Annualized.

                                                                                                                                 144

---------------------------------------------------------------------------------------------------------------------------

OTHER INFORMATION ABOUT THE FUNDS                                                                       CAPITAL GROWTH FUND
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS, CLASS A SHARES
---------------------------------------------------------------------------------------------------------------------------
                                             YEAR ENDED        YEAR ENDED          PERIOD ENDED           YEAR ENDED
                                              JULY 31,          JULY 31,             JULY 31,            DECEMBER 31,
                                                2002              2001+               2000(A)               1999+
NET ASSET VALUE, BEGINNING OF PERIOD                                   $14.97                 $14.37              $14.20
---------------------------------------------------------------------------------------------------------------------------

INVESTMENT ACTIVITIES:
   Net investment income (loss)                                        (0.09)                 (0.04)              (0.04)
   Net  realized  and  unrealized   gains
     (losses) from investments                                         (2.86)                   0.64                2.97
     Total from Investment Activities                                  (2.95)                   0.60                2.93

DISTRIBUTIONS:
   Net investment income                                                   --                     --                  --
---------------------------------------------------------------------------------------------------------------------------
   Net realized gains from investment                                  (1.16)                     --              (2.76)
     transactions
---------------------------------------------------------------------------------------------------------------------------
     Total Distributions                                               (1.16)                     --              (2.76)
---------------------------------------------------------------------------------------------------------------------------
   Change in Net Asset Value                                           (4.11)                   0.60                0.17
---------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                                         $10.86                 $14.97              $14.37
---------------------------------------------------------------------------------------------------------------------------
     Total Return (excludes sales charge)                            (21.27)%               4.18%(d)              21.85%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets at end of period (000)                                  $19,574                $14,137             $10,310
   Ratio of expenses to average net assets                              1.30%               1.32%(e)               1.32%
   Ratio of net investment income to average
     net assets                                                       (0.67)%             (0.49)%(e)             (0.33)%
   Ratio of expenses to average net assets*                             1.36%               1.37%(e)               1.33%
   Portfolio Turnover**                                                  100%                    91%                178%
---------------------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------------------
                                                 YEAR ENDED          YEAR ENDED         PERIOD ENDED
                                                DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                                   1998                1997              1996(B)
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $12.80              $11.32              $10.00
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
   Net investment income (loss(                        (0.01)                0.06                  --
   Net  realized  and  unrealized   gains                3.89                3.40                1.32
     (losses) from investments                           3.88                3.46                1.32
     Total from Investment Activities

DISTRIBUTIONS:
   Net investment income                                   --              (0.06)                  --
---------------------------------------------------------------------------------------------------------------------------
   Net realized gains from investment                  (2.48)              (1.92)                  --
     transactions
---------------------------------------------------------------------------------------------------------------------------
     Total Distributions                               (2.48)              (1.98)                  --
   Change in Net Asset Value                             1.40                1.48                1.32
---------------------------------------------------------------------------------------------------------------------------
                                                       $14.20              $12.80              $11.32
NET ASSET VALUE, END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------
     Total Return (excludes sales charge)              32.05%              30.79%           13.20%(d)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets at end of period (000)                   $4,631                $858             $49,008
   Ratio of expenses to average net assets              1.28%               0.93%            1.20%(e)
   Ratio of net investment income to average
     net assets                                       (0.19)%               0.42%          (0.02)%(e)
   Ratio of expenses to average net assets*             1.29%               1.18%            1.39%(e)
   Portfolio Turnover**                                  152%                116%                 69%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                                                                               JULY 31,
                                                                                                  2001+
NET ASSET VALUE, BEGINNING OF PERIOD                                                                         $14.46
---------------------------------------------------------------------------------------------------------------------------

INVESTMENT ACTIVITIES:
   Net investment loss                                                                                       (0.17)
   Net realized and unrealized gains
     (losses) from investments                                                                               (2.74)
---------------------------------------------------------------------------------------------------------------------------
     Total from Investment Activities                                                                        (2.91)
---------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------
                                                                PERIOD ENDED            YEAR ENDED          PERIOD ENDCED
                                                                   JULY 31,            DECEMBER 31,         DECEMBER 31,
                                                                    2000(A)                1999+              1998(C)



NET ASSET VALUE, BEGINNING OF PERIOD                                        $13.93               $13.92              $13.10
---------------------------------------------------------------------------------------------------------------------------

INVESTMENT ACTIVITIES:
  Net investment loss                                                       (0.09)               (0.14)              (0.05)

  Net realized and unrealized gains (losses) from
    investments                                                               0.62                 2.91                3.35
---------------------------------------------------------------------------------------------------------------------------
    Total from Investment Activities                                          0.53                 2.77                3.30
---------------------------------------------------------------------------------------------------------------------------

                                                                                                                        145

---------------------------------------------------------------------------------------------------------------------------------
                                                YEAR ENDED      PERIOD ENDED            YEAR ENDED          PERIOD ENDCED
                                                 JULY 31,          JULY 31,            DECEMBER 31,         DECEMBER 31,
                                                  2001+             2000(A)                1999+              1998(C)

DISTRIBUTIONS:
   Net realized gains from investment
     transactions                                        (1.16)              --                    (2.76)                    (2.48)
-----------------------------------------------------------------------------------------------------------------------------------
     Total Distributions                                 (1.16)              --                    (2.76)                    (2.48)
-----------------------------------------------------------------------------------------------------------------------------------
   Change in Net Asset Value                             (4.07)             0.53                     0.01                      0.82
-----------------------------------------------------------------------------------------------------------------------------------
                                                         $10.39           $14.46                   $13.93                    $13.92
NET ASSET VALUE, END OF PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
     Total Return (excludes redemption charge)         (21.77)%         3.80%(d)                   21.11%                 26.86%(d)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets at end of period (000)                     $8,967           $8,939                   $7,704                    $2,854
   Ratio of expenses to average net assets                1.96%         1.96%(e)                    1.92%                  2.04%(e)
   Ratio of net investment income to average net
     assets                                             (1.35)%       (1.11)%(e)                  (0.93)%                (0.95)%(e)
   Ratio of expenses to average net assets*               2.11%        (2.07%(e)                    1.93%                       (f)
   Portfolio Turnover**                                                      91%                     178%                      152%
-----------------------------------------------------------------------------------------------------------------------------------


*    During the period, certain fees were reduced/reimbursed.  If such fee  reductions/reimbursements had not occurred, the ratios would have been as indicated.
**   Portfolio  turnover is calculated on the basis of the Fund as a whole  without  distinguishing  between the classes of shares issued.
+    Net investment loss is based on average shares outstanding during the period.
(a)  For the period from January 1, 2000 through July 31, 2000. In conjunction with the  reorganization  of the AmSouth Funds, the
     Fund changed its fiscal year end to July 31.
(b)  For the period from April 1, 1996 (commencement of operations) through December 31, 1996.
(c)  For the period from February 5, 1998 (commencement of operations) through December 31, 1998.
(d)  Not annualized.
(e)  Annualized.
(f)  There was no fee reduction in this period.

                                                                                                                                 146

------------------------------------------------------------------------------------------------------------------------------------


OTHER INFORMATION ABOUT THE FUNDS                                                                                     LARGE CAP FUND
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS, CLASS A SHARES
------------------------------------------------------------------------------------------------------------------------------------

                                              YEAR ENDED    YEAR ENDED   PERIOD ENDED     YEAR ENDED     PERIOD ENDED
                                               JULY 31,      JULY 31,      JULY 31,      DECEMBER 31,    DECEMBER 31,
                                                 2002         2001+         2000(A)         1999+           1998(B)

NET ASSET VALUE, BEGINNING OF PERIOD                             $28.14         $28.02          $27.55           $23.01
---------------------------------------------------------------------------------------------------------------------------

INVESTMENT ACTIVITIES:
   Net investment income (loss)                                  (0.04)         (0.01)            0.03             0.05
   Net realized and unrealized gains
     (losses) from investments                                   (2.82)           0.14            5.07             5.79
---------------------------------------------------------------------------------------------------------------------------
     Total from Investment Activities                            (2.86)           0.13            5.10             5.84
---------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS:                                                       --         (0.01)          (0.03)           (0.05)
   Net realized gains from investment                            (4.06)             --          (4.60)           (1.25)
     transactions
---------------------------------------------------------------------------------------------------------------------------
     Total Distributions                                         (4.06)         (0.01)          (4.63)           (1.30)
---------------------------------------------------------------------------------------------------------------------------
   Change in Net Asset Value                                     (6.92)           0.12            0.47             4.54
---------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                                   $21.22         $28.14          $28.02           $27.55
---------------------------------------------------------------------------------------------------------------------------
     Total Return (excludes sales charge)                      (11.72)%       0.45%(d)          18.85%        25.83%(d)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets at end of period (000)                            $66,813        $81,099         $79,211          $57,772
   Ratio of expenses to average net assets                        1.25%       1.14%(e)           1.04%         1.03%(e)
   Ratio of net investment income to
     average net assets                                         (0.16)%     (0.07)%(e)           0.12%         0.21%(e)
   Ratio of expenses to average net assets*                       1.36%       1.37%(e)           1.39%         1.03%(e)
   Portfolio Turnover**                                             10%            10%             15%               3%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------

                                                    YEAR ENDED      YEAR ENDED     PERIOD ENDED
                                                   FEBRUARY 28,    FEBRUARY 28,    FEBRUARY 28,
                                                       1998            1997            1996
NET ASSET VALUE, BEGINNING OF PERIOD                     $16.68          $14.49          $11.41
----------------------------------------------------------------------------------------------------

INVESTMENT ACTIVITIES:
   Net investment income (loss)                            0.11            0.14            0.16
   Net realized and unrealized gains
     (losses) from investments                             6.48            2.54            3.63
----------------------------------------------------------------------------------------------------
     Total from Investment Activities                      6.59            2.68            3.79
----------------------------------------------------------------------------------------------------


DISTRIBUTIONS:                                           (0.11)          (0.14)          (0.17)
   Net realized gains from investment                    (0.15)                          (0.54)
     transactions                                                        (0.35)
----------------------------------------------------------------------------------------------------
     Total Distributions                                 (0.26)          (0.49)          (0.71)
----------------------------------------------------------------------------------------------------
   Change in Net Asset Value                               6.33            2.19            3.08
----------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                           $23.01          $16.68          $14.49
----------------------------------------------------------------------------------------------------
     Total Return (excludes sales charge)                39.74%          18.79%          33.73%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets at end of period (000)                   $715,631        $490,392        $385,145
   Ratio of expenses to average net assets                0.99%           0.92%           0.94%
   Ratio of net investment income to
     average net assets                                   0.54%           0.95%           1.24%
   Ratio of expenses to average net assets*                 (f)             (f)             (f)
   Portfolio Turnover**                                      6%              7%             15%

                                                                                                                         147

-----------------------------------------------------------------------------------------------------------------------------------


OTHER INFORMATION ABOUT THE FUNDS                                                                                     LARGE CAP FUND
-----------------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS, CLASS B SHARES
-----------------------------------------------------------------------------------------------------------------------------------
                                                 YEAR ENDED      YEAR ENDED     PERIOD ENDED       YEAR ENDED       PERIOD ENDED
                                                  JULY 31,        JULY 31,        JULY 31,        DECEMBER 31,      DECEMBER 31,
                                                    2002            2001+          2000(A)           1999+            1998(C)


NET ASSET VALUE, BEGINNING OF PERIOD                                   $27.74           $27.75            $27.54            $25.98
-----------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ACTIVITIES:
   Net investment loss                                                 (0.21)           (0.13)            (0.23)                --
   Net realized and unrealized gains
     (losses) from investments                                         (2.77)             0.12              5.04              1.56
-----------------------------------------------------------------------------------------------------------------------------------
     Total from Investment Activities                                  (2.98)           (0.01)              4.81              1.56
-----------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS:
   Net realized gains from investment
     transactions                                                      (4.06)               --            (4.60)                --
-----------------------------------------------------------------------------------------------------------------------------------
     Total Distributions                                               (4.06)               --            (4.60)                --
-----------------------------------------------------------------------------------------------------------------------------------
   Change in Net Asset Value                                           (7.04)           (0.01)              0.21              1.56
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                                         $20.70           $27.74            $27.75            $27.54
-----------------------------------------------------------------------------------------------------------------------------------
     Total Return (excludes redemption                               (12.40)%       (0.04)%(d)            17.78%          6.02%(d)
charge)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets at end of period (000)                                  $28,118          $24,655           $18,584              $100
   Ratio of expenses to average net assets                              2.00%         2.00%(e)             1.98%          1.10%(e)
   Ratio of net investment income to
     average net assets                                               (0.91)%       (0.93)%(e)           (0.79)%        (0.23)%(e)
   Ratio of expenses to average net assets*                             2.11%         2.07%(e)             2.00%          2.11%(e)
   Portfolio Turnover**                                                   10%              10%               15%                3%
-----------------------------------------------------------------------------------------------------------------------------------

*    During the period, certain fees were  reduced/reimbursed.  If such fee  reductions/reimbursements  had not occurred, the ratios would have been as indicated.
**   Portfolio  turnover is  calculated  on the basis of the Fund as a whole  without  distinguishing  between the classes of shares issued.
+    Net investment income (loss) is based on average shares outstanding during the period.
(a)  For the period from January 1, 2000 through July 31, 2000. In conjunction  with the  reorganization  of the AmSouth Funds,  the
     Fund changed its fiscal year end to July 31.
(b)  For the period from March 1, 1998 through December 31, 1998. In conjunction with the  reorganization of the ISG Funds, the Fund changed its fiscal year end to December 31.
(c)  For the period from December 15, 1998 (commencement of operations) through December 31, 1998.
(d)  Not annualized.
(e)  Annualized.
(f)  There were no fee reductions in this period.

                                                                                                                                 148

-------------------------------------------------------------------------------------------------------------------------------


OTHER INFORMATION ABOUT THE FUNDS                                                                              MID CAP FUND
-------------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS, CLASS A SHARES
--------------------------------------------------------------------------------------------------------------------------------
                                                     YEAR ENDED       YEAR ENDED        PERIOD ENDED          PERIOD ENDED
                                                      JULY 31,         JULY 31,           JULY 31,            DECEMBER 31,
                                                        2002             2001+            2000(A)               1999(B)+

NET ASSET VALUE, BEGINNING OF PERIOD                                        $16.67                $17.33                $10.00
--------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ACTIVITIES:
   Net investment loss                                                      (0.17)                (0.13)                (0.14)
   Net realized and unrealized gains (losses)
     from investments                                                       (4.44)                (0.53)                  7.47
     Total from Investment Activities                                       (4.61)                (0.66)                  7.33
--------------------------------------------------------------------------------------------------------------------------------
   Change in Net Asset Value                                                (4.61)                (0.66)                  7.33
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                                              $12.06                $16.67                $17.33
--------------------------------------------------------------------------------------------------------------------------------
     Total Return (excludes sales charge)                                 (27.65)%            (3.81)%(c)             73.30%(c)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets at end of period (000)                                       $12,546               $11,536                $2,357
   Ratio of expenses to average net assets                                   1.57%              1.62%(d)              2.28%(d)
   Ratio of net investment income to average
     net assets                                                            (1.17)%            (1.27)%(d)            (1.62)%(d)
   Ratio of expenses to average net assets*                                  1.65%              1.65%(d)              2.29%(d)
   Portfolio Turnover**                                                       120%                   39%                   20%
--------------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS, CLASS B SHARES
                                                     YEAR ENDED        YEAR ENDED       PERIOD ENDED          PERIOD ENDED
                                                      JULY 31,          JULY 31,          JULY 31,            DECEMBER 31,
                                                        2002             2001+            2000(A)+              1999(B)+
NET ASSET VALUE, BEGINNING OF PERIOD                                         $16.52               $17.28                $10.00
--------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ACTIVITIES:
   Net investment loss                                                       (0.27)               (0.20)                (0.19)
   Net realized and unrealized gains (losses)
     from investments                                                        (4.42)               (0.56)                  7.47
     Total from Investment Activities                                        (4.69)               (0.76)                  7.28
--------------------------------------------------------------------------------------------------------------------------------
   Change in Net Asset Value                                                 (4.69)               (0.76)                  7.28
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                               $11.83               $16.52                $17.28
--------------------------------------------------------------------------------------------------------------------------------
     Total Return (excludes redemption charge)                             (28.39)%           (4.40)%(c)             72.80%(c)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets at end of period (000)                                        $11,323              $12,912                $2,177
   Ratio of expenses to average net assets                                    2.32%             2.33%(d)              2.86%(d)
   Ratio of net investment income to average
     net assets                                                             (1.91)%           (2.00)%(d)            (2.17)%(d)
   Ratio of expenses to average net assets*                                   2.41%             2.37%(d)              2.86%(d)
   Portfolio Turnover**                                                        120%                  39%                   20%
--------------------------------------------------------------------------------------------------------------------------------

*    During the period,  certain fees were  reduced.  If such fee  reductions  had not  occurred,  the ratios would have been as indicated.
**   Portfolio turnover is calculated on the basis of the Fund as a whole without  distinguishing  between the classes of shares issued.
+    Net investment loss is based on average shares outstanding during the period.
(a)  For the period from January 1, 2000 through July 31, 2000. In conjunction with the reorganization of the AmSouth Funds, the
     Fund changed its fiscal year end to July 31.
(b)  For the period from May 4, 1999 (commencement of operations) through December 31, 1999.
(c)  Not annualized.
(d)  Annualized.

                                                                                                                             149

-----------------------------------------------------------------------------------------------------------------------------------


OTHER INFORMATION ABOUT THE FUNDS                                                                       SMALL CAP FUND
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                         YEAR ENDED           YEAR ENDED            YEAR ENDED        YEAR ENDED     PERIOD ENDED
                                          JULY 31,             JULY 31,              JULY 31,          JULY 31,        JULY 31,
                                            2002                 2001+                 2000              1999          1998(A)
NET ASSET VALUE, BEGINNING OF                                          $12.52                 $8.40          $9.14           $9.97
PERIOD
-----------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ACTIVITIES:
   Net investment loss                                                 (0.14)                (0.08)         (0.10)          (0.03)
   Net realized and unrealized
     gains (losses) from                                               (1.05)                  4.20         (0.64)          (0.80)
     investments
     Total from Investment                                             (1.19)                  4.12         (0.74)          (0.83)
Activities

DISTRIBUTIONS:
   Net realized gains from
     investment transactions                                           (1.21)                    --             --              --
-----------------------------------------------------------------------------------------------------------------------------------
     Total Distributions                                               (1.21)                    --             --              --
-----------------------------------------------------------------------------------------------------------------------------------
   Change in Net Asset Value                                           (2.40)                  4.12         (0.74)          (0.83)
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                                         $10.12                $12.52          $8.40           $9.14
-----------------------------------------------------------------------------------------------------------------------------------
     Total Return (excludes sales                                    (10.33)%                49.05%        (8.10)%      (8.31)%(b)
charge)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets at end of period                                         $8,346                $8,408         $1,073          $1,372
     (000)
   Ratio of expenses to average                                         1.61%                 1.53%          1.66%        1.78%(c)
     net assets
   Ratio of net investment income
     to average net assets                                            (1.22)%               (1.11)%        (1.07)%      (0.92)%(c)
   Ratio of expenses to average
     net assets*                                                        1.77%                 1.85%          2.68%        4.23%(c)
   Portfolio Turnover**                                                  220%                  318%           208%             71%
-----------------------------------------------------------------------------------------------------------------------------------


                                     YEAR          YEAR ENDED           YEAR ENDED       YEAR ENDED          PERIOD ENDED
                                      ENDED         JULY 31,             JULY 31,         JULY 31,             JULY 31,
                                     JULY 31,         2001+                2000             1999                1998(A)
                                       2002
                                     ----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF                               $12.31               $8.31         $9.11                       $10.00
PERIOD
-----------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ACTIVITIES:
   Net investment loss                                      (0.22)              (0.14)        (0.14)                       (0.04)
   Net realized and unrealized
     gains (losses) from                                    (1.03)                4.14        (0.66)                       (0.85)
     investments
-----------------------------------------------------------------------------------------------------------------------------------
     Total from Investment                                  (1.25)                4.00        (0.80)                       (0.89)
Activities
-----------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS:
   Net realized gains from
     investment transactions                                (1.21)                  --            --                           --
-----------------------------------------------------------------------------------------------------------------------------------
     Total Distributions                                    (1.21)                  --            --                           --
-----------------------------------------------------------------------------------------------------------------------------------
   Change in Net Asset Value                                (2.46)                4.00        (0.80)                       (0.89)
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                               $9.85              $12.31         $8.31                        $9.11
-----------------------------------------------------------------------------------------------------------------------------------
     Total Return (excludes                               (11.03)%              48.13%       (8.78)%                   (8.90)%(b)
redemption charge)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets at end of period                              $2,975              $2,619          $929                         $871
     (000)
   Ratio of expenses to average                              2.36%               2.39%         2.41%                     2.54%(c)
     net assets
   Ratio of net investment income
     to average net assets                                 (1.97)%             (1.99)%       (1.83)%                   (1.69)%(c)
   Ratio of expenses to average                                                  2.59%         3.42%                     4.98%(c)
     net assets*

                                                                                                                                 150



   Portfolio Turnover**                                                           318%          208%                          71%
-----------------------------------------------------------------------------------------------------------------------------------

*    During the period, certain fees were reduced/reimbursed. If such fee reductions/reimbursements had not occurred, the ratios would have been as
     indicated.
**   Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
+    Net investment loss is based on average shares outstanding during the period.
(a)  For the period from March 2, 1998 (commencement of operations) through July 31, 1998.
(b)  Not annualized.
(c)  Annualized.
(e)  Annualized.

                                                                                                                                 151

------------------------------------------------------------------------------------------------------------------------------------


OTHER INFORMATION ABOUT THE FUNDS                                                                                BALANCED FUND
------------------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS, CLASS A SHARES
--------------------------------------------------------------------------------------------------------------------------------
                                                             YEAR ENDED      YEAR ENDED    YEAR ENDED    YEAR ENDED     YEAR ENDED
                                                              JULY 31,        JULY 31,      JULY 31,      JULY 31,       JULY 31,
                                                                2002           2001+          2000          1999         1998(A)
                                                      ------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                              $12.48        $14.93         $15.19        $15.21
                                                      ------------------------------------------------------------------------------

INVESTMENT ACTIVITIES:
   Net investment income                                                            0.36          0.44           0.41          0.38
   Net realized and unrealized gains (losses) from
    investments                                                                     1.28        (0.64)           0.93          0.98
                                                      ------------------------------------------------------------------------------
    Total from Investment Activities                                                1.64        (0.20)           1.34          1.36
                                                      ------------------------------------------------------------------------------

DISTRIBUTIONS:
   Net investment income                                                          (0.39)        (0.47)         (0.40)        (0.41)
   Net realized gains from investment transactions                                (1.27)        (1.78)         (1.20)        (0.97)
                                                      ------------------------------------------------------------------------------
     Total Distributions                                                          (1.66)        (2.25)         (1.60)        (1.38)
                                                      ------------------------------------------------------------------------------
   Change in Net Asset Value                                                      (0.02)        (2.45)         (0.26)        (0.02)
                                                      ------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                                                    $12.46        $12.48         $14.93        $15.19
                                                      ------------------------------------------------------------------------------
    Total Return (excludes sales charge)                                          13.93%       (1.05)%          9.40%         9.54%

RATIOS/SUPPLEMENTAL DATA:
   Net Assets at end of period (000)                                             $54,978       $21,951        $43,223       $46,814
   Ratio of expenses to average net assets                                         1.31%         1.35%          1.34%         1.24%
   Ratio of net  investment  income to  average  net                               2.90%         3.28%          2.67%         2.77%
    assets
   Ratio of expenses to average net assets*                                        1.38%         1.37%          1.35%         1.24%
   Portfolio Turnover**                                                              14%           16%            23%           25%

------------------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS, CLASS B SHARES
------------------------------------------------------------------------------------------------------------------------------------
                                                       YEAR ENDED    YEAR ENDED        YEAR ENDED       YEAR ENDED     PERIOD ENDED
                                                        JULY 31,      JULY 31,          JULY 31,         JULY 31,        JULY 31,
                                                          2002          2001+             2000             1999          1998(B)
                                                     -------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                        $12.45            $14.90           $15.16        $14.99
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ACTIVITIES:
   Net investment income                                                      0.28              0.34             0.29          0.28
   Net realized and unrealized gains (losses) from
     investments                                                              1.26            (0.64)             0.95          1.15
------------------------------------------------------------------------------------------------------------------------------------
     Total from Investment Activities                                         1.54            (0.30)             1.24          1.43
------------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS:
   Net investment income                                                    (0.30)            (0.37)           (0.30)        (0.29)
------------------------------------------------------------------------------------------------------------------------------------
   Net realized gains from investment transactions                          (1.27)            (1.78)           (1.20)        (0.97)
------------------------------------------------------------------------------------------------------------------------------------
     Total Distributions                                                    (1.57)            (2.15)           (1.50)        (1.26)
------------------------------------------------------------------------------------------------------------------------------------
   Change in Net Asset Value                                                (0.03)            (2.45)           (0.26)          0.17
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                                              $12.42            $12.45           $14.90        $15.16
------------------------------------------------------------------------------------------------------------------------------------
     Total Return (excludes redemption charge)                              13.03%           (1.80)%            8.66%     10.07%(c)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets at end of period (000)                                        $9,004            $7,072          $10,131        $5,309
   Ratio of expenses to average net assets                                   2.06%             2.10%            2.09%      2.12%(d)

                                                                                                                                 152


   Ratio of net investment income to average net
     assets                                                                  2.20%             2.54%            1.93%      1.83%(d)
   Ratio of expenses to average net assets*                                  2.12%             2.12%            2.10%      2.12%(d)
   Portfolio Turnover**                                                        14%               16%              23%           25%
------------------------------------------------------------------------------------------------------------------------------------

*    During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
**   Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
+    Net investment income is based on average shares outstanding during the period.
(a)  Effective September 2, 1997, the Fund's existing shares, which were previously unclassified, were designated either Class A
     Shares or Trust Shares. For reporting purposes, past performance numbers (prior to September 2, 1997) are being reflected as
     Class A Shares.
(b)  For the period from September 2, 1997 (commencement of operations) through July 31, 1998.
(c)  Not annualized.
(d)  Annualized.

                                                                                                                                 153

--------------------------------------------------------------------------------------------------------------------------------


OTHER INFORMATION ABOUT THE FUNDS                                                                        SELECT EQUITY FUND
--------------------------------------------------------------------------------------------------------------------------------


                                       YEAR ENDED          YEAR ENDED            YEAR ENDED               PERIOD ENDED
                                        JULY 31,            JULY 31,              JULY 31,                  JULY 31,
                                          2002                2001+                 2000+                   1999(A)+
                                    ------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                                 $8.72                 $11.88                      $10.00
------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ACTIVITIES:
   Net investment income                                              0.01                   0.07                        0.04
   Net realized and unrealized                                        2.51                 (2.35)                        1.91
     gains (losses) from
     investments
     Total from Investment                                            2.52                 (2.28)                        1.95
Activities
------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS:
------------------------------------------------------------------------------------------------------------------------------
   Net investment income                                            (0.01)                 (0.07)                      (0.06)
------------------------------------------------------------------------------------------------------------------------------
   Net realized gains from                                              --                 (0.81)                      (0.01)
     investment transactions
------------------------------------------------------------------------------------------------------------------------------
     Total Distributions                                            (0.01)                 (0.88)                      (0.07)
------------------------------------------------------------------------------------------------------------------------------
   Change in Net Asset Value                                          2.51                 (3.16)                        1.88
------------------------------------------------------------------------------------------------------------------------------
                                                                    $11.23                  $8.72                      $11.88
NET ASSET VALUE, END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------
     Total Return (excludes sales                                   28.96%               (19.86)%                   19.44%(c)
charge)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets at end of period                                      $2,665                 $2,512                     $10,258
     (000)
   Ratio of expenses to average                                      1.71%                  1.44%                    1.13%(d)
     net assets
   Ratio of net investment income                                    0.05%                  0.67%                    0.43%(d)
     to average net assets
   Ratio of expenses to average                                      2.07%                  1.96%                    1.81%(d)
     net assets*
   Portfolio Turnover**                                                19%                    25%                         10%
------------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS, CLASS B SHARES
------------------------------------------------------------------------------------------------------------------------------
                                       YEAR ENDED           YEAR ENDED            YEAR ENDED              PERIOD ENDED
                                        JULY 31,             JULY 31,              JULY 31,               DECEMBER 31,
                                          2002                2001+                 2000+                   1999(B)
                                    ------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $8.64             $11.83                          $9.98
------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ACTIVITIES:
   Net investment income (loss)                                      (0.08)             (0.01)                           0.02
   Net realized and unrealized                                         2.52             (2.34)                           1.86
     gains (losses) from
     investments
     Total from Investment                                             2.44             (2.35)                           1.88
Activities
------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS:
------------------------------------------------------------------------------------------------------------------------------
   Net investment income                                                 --             (0.03)                         (0.02)
------------------------------------------------------------------------------------------------------------------------------
   Net realized gains from                                               --             (0.81)                         (0.01)
     investment transactions
------------------------------------------------------------------------------------------------------------------------------
     Total Distributions                                                 --             (0.84)                         (0.03)
------------------------------------------------------------------------------------------------------------------------------
   Change in Net Asset Value                                           2.44             (3.19)                           1.85
------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                                       $11.08              $8.64                         $11.83
------------------------------------------------------------------------------------------------------------------------------
     Total Return (excludes                                          28.24%           (20.47)%                      18.83%(c)
redemption charge)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets at end of period                                       $1,586               $715                         $1,933
     (000)
   Ratio of expenses to average net                                   2.44%              2.21%                       1.99%(d)
     assets
   Ratio of net investment income

                                                                                                                                 154


     to average net assets                                          (0.75)%            (0.08)%                     (0.49)%(d)
   Ratio of expenses to average NET                                   2.80%              2.72%                       2.58%(d)
     assets*
   Portfolio Turnover**                                                 19%                25%                            10%
------------------------------------------------------------------------------------------------------------------------------


*    During the period, certain fees were reduced. If such fee reductions had  not occurred, the ratios would have been as indicated.
**   Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
+    Net investment income is based on average shares outstanding during the period.
(a)  For the period from September 1, 1998 (commencement of operations) through July 31, 1999.
(b)  For the period from September 2, 1998 (commencement of operations) through July 31, 1999. (c) Not annualized.
(d)  Annualized.

                                                                                                                                 155

--------------------------------------------------------------------------------------------------------------------------------


OTHER INFORMATION ABOUT THE FUNDS                                                                      ENHANCED MARKET FUND
--------------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS, CLASS A SHARES
--------------------------------------------------------------------------------------------------------------------------------
                                             YEAR ENDED        YEAR ENDED       YEAR ENDED               PERIOD ENDED
                                              JULY 31,          JULY 31,         JULY 31,                  JULY 31,
                                                2002             2001+             2000                     1999(A)
                                         ---------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                                 $14.64             $13.86                           $10.00
--------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ACTIVITIES:
   Net investment income                                               0.03               0.07                             0.09
   Net realized and unrealized gains
     (losses) from investments                                       (2.15)               1.23                             3.89
     Total from Investment Activities                                (2.12)               1.30                             3.98
--------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS:
--------------------------------------------------------------------------------------------------------------------------------
   Net investment income                                             (0.03)             (0.07)                           (0.09)
--------------------------------------------------------------------------------------------------------------------------------
   Net realized gains from investment
     transactions                                                    (0.22)             (0.45)                           (0.03)
--------------------------------------------------------------------------------------------------------------------------------
     Total Distributions                                             (0.25)             (0.52)                           (0.12)
--------------------------------------------------------------------------------------------------------------------------------
   Change in Net Asset Value                                         (2.37)               0.78                             3.86
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                       $12.27             $14.64                           $13.86
--------------------------------------------------------------------------------------------------------------------------------
     Total Return (excludes sales                                  (14.60)%              9.46%                        39.93%(c)
charge)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets at end of period (000)                                $24,666            $20,555                          $14,365
   Ratio of expenses to average net                                   1.04%              1.01%                         0.88%(d)
     assets
   Ratio of net investment income to
     average net assets                                               0.26%              0.48%                         0.79%(d)
   Ratio of expenses to average net                                   1.14%              1.22%                         1.52%(d)
     assets*
   Portfolio Turnover**                                                 42%                30%                              36%
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                            YEAR ENDED        YEAR ENDED        YEAR ENDED               PERIOD ENDED
                                             JULY 31,          JULY 31,          JULY 31,                  JULY 31,
                                               2002              2001+             2000                     1999(A)
                                         ---------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                 $14.55             $13.82                           $10.30
--------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ACTIVITIES:
   Net investment income (loss)                                      (0.06)             (0.04)                             0.03
   Net realized and unrealized gains
     (losses) from investments                                       (2.14)               1.22                             3.55
     Total from Investment Activities                                (2.20)               1.18                             3.58
--------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS:
--------------------------------------------------------------------------------------------------------------------------------
   Net investment income                                             (0.02)                 --                           (0.03)
--------------------------------------------------------------------------------------------------------------------------------
   Net realized gains from investment
     transactions                                                    (0.22)             (0.45)                           (0.03)
--------------------------------------------------------------------------------------------------------------------------------
     Total Distributions                                             (0.24)             (0.45)                           (0.06)
--------------------------------------------------------------------------------------------------------------------------------
   Change in Net Asset Value                                         (2.44)               0.73                             3.52
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                                       $12.11             $14.55                           $13.82
--------------------------------------------------------------------------------------------------------------------------------
     Total Return (excludes redemption                             (15.28)%              8.65%                        34.85%(c)
charge)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets at end of period (000)                                $13,713            $17,095                           $6,132
   Ratio of expenses to average net                                   1.80%              1.77%                         1.73%(d)
     assets
   Ratio of net investment income to
     average net assets                                             (0.48)%            (0.31)%                       (0.12)%(d)
   Ratio of expenses to average net                                   1.89%              1.93%                         2.28%(d)
     assets*
   Portfolio Turnover**                                                 42%                30%                              36%
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                                            156


*    During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
**   Portfolio turnover is calculated on the basis of the Fund as a whole  without distinguishing between the classes of shares issued.
+    Net investment loss is based on average shares outstanding during the period.
(a)  For the period from September 1, 1998 (commencement of operations) through July 31, 1999.
(b)  For the period from September 2,  1998 (commencement of operations) through July 31, 1999.
(c)  Not annualized.
(d)  Annualized.

                                                                                                                              157


------------------------------------------------------------------------------------------------------------------------------------


OTHER INFORMATION ABOUT THE FUNDS                                                                 INTERNATIONAL EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS, CLASS A SHARES
------------------------------------------------------------------------------------------------------------------------------------
                                 YEAR ENDED      YEAR ENDED      PERIOD ENDED       YEAR ENDED       PERIOD ENDED       PERIOD ENDED
                                  JULY 31,        JULY 31,         JULY 31,        DECEMBER 31,      DECEMBER 31,        FEBRUARY 2,
                                    2002           2001+            2000(A)            1999             1998(B)            1998(C)
                                ----------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                   $12.36             $13.27           $10.58             $10.46          $10.00
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ACTIVITIES:
   Net investment income                                 0.06               0.05             0.02               0.03          (0.02)
   (loss)
   Net realized and
    unrealized gains (losses)                          (2.54)             (0.96)             2.81               0.12            0.49
    from investments and
    foreign currencies

------------------------------------------------------------------------------------------------------------------------------------
    Total from Investment                              (2.48)             (0.91)             2.83               0.15            0.47
Activities
------------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS:
   Net investment income                               (0.03)                 --           (0.14)             (0.03)          (0.01)
   Net realized gains from                             (0.36)                 --               --                 --              --
     investment transactions
------------------------------------------------------------------------------------------------------------------------------------

     Total Distributions                               (0.39)                 --           (0.14)             (0.03)          (0.01)
------------------------------------------------------------------------------------------------------------------------------------

   Change in Net Asset Value                           (2.87)             (0.91)             2.69               0.12            0.46
------------------------------------------------------------------------------------------------------------------------------------

                                                        $9.49             $12.36           $13.27             $10.58          $10.46
NET ASSET VALUE, END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

    Total Return (excludes                           (20.62)%         (6.78)%(e)           26.77%           1.42%(e)        4.71%(e)
sales charge)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets at end of                                $2,685             $1,799           $1,033               $149         $26,533
    period (000)
   Ratio of expenses to                                 1.62%           1.69%(f)            1.59%           1.81%(f)        1.77%(f)
    average net assets
   Ratio of net investment
    income to average net                               0.52%           0.69%(f)            0.26%           0.71%(f)      (0.48)%(f)
    assets
   Ratio of expenses to                                 1.89%           2.01%(f)            2.12%           2.16%(f)        2.27%(f)
    average net assets*
   Portfolio Turnover**                                   45%                32%              40%                62%             21%

------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                                 158


------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS, CLASS B SHARES
------------------------------------------------------------------------------------------------------------------------------------
                                                YEAR ENDED          YEAR ENDED              PERIOD ENDED          PERIOD ENDED
                                                 JULY 31,            JULY 31,                 JULY 31,            DECEMBER 31,
                                                   2002                2001+                  2000(A)+               1999(D)
                                             -------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                          $12.25                    $13.21             $10.66
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
   Net investment loss                                                        (0.05)                        --             (0.02)
   Net realized and unrealized gains
     (losses) from investments and foreign                                    (2.49)                    (0.96)               2.69
     currencies
     Total from Investment Activities                                         (2.54)                    (0.96)               2.67
------------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS:
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income                                                          --                        --             (0.12)
------------------------------------------------------------------------------------------------------------------------------------
   Net realized gains from investment
     transactions                                                             (0.36)                        --                 --
------------------------------------------------------------------------------------------------------------------------------------
     Total Distributions                                                      (0.36)                        --             (0.12)
------------------------------------------------------------------------------------------------------------------------------------
   Change in Net Asset Value                                                  (2.90)                    (0.96)               2.55
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                                                 $9.35                    $12.25             $13.21
------------------------------------------------------------------------------------------------------------------------------------
     Total Return (excludes redemption                                      (21.25)%                (7.19)%(e)          25.98%(e)
charge)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets at end of period (000)                                            $516                      $595               $228
   Ratio of expenses to average net assets                                     2.38%                  2.47%(f)           2.45%(f)
   Ratio of net investment income to
     average net assets                                                      (0.44)%                (0.04)%(f)         (0.54)%(f)
   Ratio of expenses to average net assets*                                    2.65%                  2.72%(f)           2.73%(f)
   Portfolio Turnover**                                                          45%                       32%                40%
------------------------------------------------------------------------------------------------------------------------------------


*    During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
**   Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
+    Net investment income is based on average shares outstanding during the period.
(a)  For the period from January 1, 2000 through July 31, 2000. In conjunction with the reorganization of the AmSouth Funds, the
     Fund changed its fiscal year end to July 31.
(b)  For the period from March 1, 1998 through December 31, 1998. In conjunction with the reorganization of the ISG Funds, the Fund changed its year end to December 31.
(c)  For the period from August 15, 1997 (commencement of operations) through February 28, 1998.
(d)  For the period from February 2, 1999 (commencement of operations) through December 31, 1999.
(e)  Not annualized.
(f)  Annualized.

                                                                                                                                159

----------------------------------------------------------------------------------------------------------------------------------


OTHER INFORMATION ABOUT THE FUNDS                                                                AGGRESSIVE GROWTH FUND
----------------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS, CLASS A SHARES
----------------------------------------------------------------------------------------------------------------------------------
                                            YEAR ENDED          YEAR ENDED           PERIOD ENDED             PERIOD ENDED
                                             JULY 31,            JULY 31,              JULY 31,               DECEMBER 31,
                                               2002                2001+                2000(A)                  1999(B)
                                         -----------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                                     $11.53                 $11.54                     $10.00
----------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ACTIVITIES:
   Net investment income                                                   0.08                   0.02                       0.09
   Net realized and unrealized gains
     (losses) from investments with                                      (0.39)                 (0.01)                       1.60
     affiliates
     Total from Investment Activities                                    (0.31)                   0.01                       1.69
----------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS:
----------------------------------------------------------------------------------------------------------------------------------
   Net investment income                                                 (0.15)                 (0.02)                     (0.11)
----------------------------------------------------------------------------------------------------------------------------------
   Net realized gains from investment
     transactions                                                        (1.16)                     --                     (0.04)
----------------------------------------------------------------------------------------------------------------------------------
     Total Distributions                                                 (1.31)                 (0.02)                     (0.15)
----------------------------------------------------------------------------------------------------------------------------------
   Change in Net Asset Value                                             (1.62)                 (0.01)                       1.54
----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                                            $9.91                 $11.53                     $11.54
----------------------------------------------------------------------------------------------------------------------------------
     Total Return (excludes sales                                       (3.42)%               0.06%(d)                  16.92%(d)
charge)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets at end of period (000)                                     $1,393                   $476                       $450
   Ratio of expenses to average net                                       0.79%               0.86%(e)                   0.96%(e)
     assets
   Ratio of net investment income to
     average net assets                                                   0.78%               0.26%(e)                   1.65%(e)
   Ratio of expenses to average net                                       1.20%               1.24%(e)                   6.10%(e)
     assets*
   Portfolio Turnover**                                                     36%                    22%                        95%
----------------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS, CLASS B SHARES
----------------------------------------------------------------------------------------------------------------------------------
                                           YEAR ENDED            YEAR ENDED            PERIOD ENDED            PERIOD ENDED
                                            JULY 31,              JULY 31,               JULY 31,              DECEMBER 31,
                                              2002                 2001+                 2000(A)+                1999(D)
                                        ------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                       $11.42                $11.47                    $10.03
----------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ACTIVITIES:
   Net investment loss                                                       0.06                (0.03)                      0.07
   Net realized and unrealized gains
     (losses) from investments and                                         (0.44)                (0.02)                      1.50
     foreign currencies
     Total from Investment Activities                                      (0.38)                (0.05)                      1.57
----------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS:
----------------------------------------------------------------------------------------------------------------------------------
   Net investment income                                                   (0.11)                    --                    (0.09)
----------------------------------------------------------------------------------------------------------------------------------
   Net realized gains from investment
     transactions                                                          (1.16)                    --                    (0.04)
----------------------------------------------------------------------------------------------------------------------------------
     Total Distributions                                                   (1.27)                    --                    (0.13)
----------------------------------------------------------------------------------------------------------------------------------
   Change in Net Asset Value                                               (1.65)                (0.05)                      1.44
----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                                              $9.77                $11.42                    $11.47
----------------------------------------------------------------------------------------------------------------------------------
     Total Return (excludes                                               (4.06)%            (0.43)%(d)                 15.70%(d)
redemption charge)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets at end of period (000)                                         $386                  $390                      $456
   Ratio of expenses to average net                                         1.52%              1.56%(e)                  1.52%(e)
     assets
   Ratio of net investment income to
     average net assets                                                     0.58%            (0.44)%(e)                  0.92%(e)
   Ratio of expenses to average net                                         1.93%              1.94%(e)                  7.86%(e)
     assets*

                                                                                                                                 160


   Portfolio Turnover**                                                       36%                   22%                       95%
----------------------------------------------------------------------------------------------------------------------------------

*    During the period, certain fees were reduced/reimbursed. If such fee reductions/reimbursements had not occurred, the ratios would have been as indicated.
**   Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
+    Net investment income is based on average shares outstanding during the period.
(a)  For the period January 1, 2000 through July 31, 2000. In conjunction with the reorganization of the AmSouth Funds, the Fund changed its fiscal year end to July 31.
(b)  For the period January 13, 1999 (commencement of operations) through December 31, 1999.
(c)  For the period January 27, 1999 (commencement of operations) through December 31, 1999.
(d)  Not annualized.
(e)  Annualized.

                                                                                                                                 161

------------------------------------------------------------------------------------------------------------------------------------


OTHER INFORMATION ABOUT THE FUNDS                                                                             GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
                                            YEAR ENDED            YEAR ENDED            PERIOD ENDED               PERIOD ENDED
                                             JULY 31,              JULY 31,               JULY 31,                 DECEMBER 31,
                                               2002                  2001+                 2000(A)                   1999(B)
                                       ---------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                                        $10.47                 $10.58                      $9.93
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ACTIVITIES:                                                        0.23                   0.07                       0.14
   Net investment income                                                      0.23                   0.07                       0.14
   Net realized and unrealized gains
     (losses) from investments with                                         (0.42)                 (0.11)                       0.73
     affiliates
     Total from Investment Activities                                       (0.19)                 (0.04)                       0.87
------------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS:
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income                                                    (0.23)                 (0.07)                     (0.14)
------------------------------------------------------------------------------------------------------------------------------------
   Net realized gains from
     investment transactions                                                (0.67)                     --                     (0.08)
------------------------------------------------------------------------------------------------------------------------------------
     Total Distributions                                                    (0.90)                 (0.07)                     (0.22)
------------------------------------------------------------------------------------------------------------------------------------

   Change in Net Asset Value                                                (1.09)                 (0.11)                       0.65
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                                               $9.38                 $10.47                     $10.58
------------------------------------------------------------------------------------------------------------------------------------
     Total Return (excludes sales                                          (2.04)%             (0.43)%(d)                   8.85%(d)
charge)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets at end of period (000)                                          $981                   $763                       $164
   Ratio of expenses to average net                                          0.78%               0.86%(e)                   0.94%(e)
     assets
   Ratio of net investment income to
     average net assets                                                      2.31%               1.27%(e)                   2.44%(e)
   Ratio of expenses to average net                                          1.22%               1.25%(e)                   9.41%(e)
     assets*
   Portfolio Turnover**                                                        38%                    97%                        76%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                             YEAR ENDED            YEAR ENDED          PERIOD ENDED            PERIOD ENDED
                                              JULY 31,              JULY 31,             JULY 31,              DECEMBER 31,
                                                2002                 2001+               2000(A)+                1999(D)
                                       ---------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                       $10.44                $10.57                     $9.84
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ACTIVITIES:
   Net investment income                                                     0.15                  0.03                      0.12
   Net realized and unrealized gains
     (losses) from investments with                                        (0.41)                (0.12)                      0.81
     affiliates
     Total from Investment Activities                                      (0.26)                (0.09)                      0.93
------------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS:
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income                                                   (0.17)                (0.04)                    (0.12)
------------------------------------------------------------------------------------------------------------------------------------
   Net realized gains from
     investment transactions                                               (0.67)                    --                    (0.08)
------------------------------------------------------------------------------------------------------------------------------------
     Total Distributions                                                   (0.84)                (0.04)                    (0.20)
------------------------------------------------------------------------------------------------------------------------------------
   Change in Net Asset Value                                               (1.10)                (0.13)                      0.73
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                                              $9.34                $10.44                    $10.57
------------------------------------------------------------------------------------------------------------------------------------
     Total Return (excludes                                               (2.82)%            (0.84)%(d)                  9.48%(d)
redemption charge)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets at end of period (000)                                       $1,710                $1,241                      $998
   Ratio of expenses to average net                                         1.53%              1.56%(e)                  1.55%(e)
     assets
   Ratio of net investment income to
     average net assets                                                     1.53%              0.46%(e)                  2.14%(e)

                                                                                                                              162


   Ratio of expenses to average net                                                            1.97%(e)                  6.75%(e)
     assets*
   Portfolio Turnover**                                                                             97%                       76%
------------------------------------------------------------------------------------------------------------------------------------


*    During the period, certain fees were reduced/reimbursed. If such fee reductions/reimbursements had not occurred, the ratios would have been as indicated.
**   Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
+    Net investment income is based on average shares outstanding during the period.
(a)  For the period from January 1, 2000 through July 31, 2000. In conjunction with the reorganization of the AmSouth Funds, the Fund changed its fiscal year end to July 31.
(b)  For the period from February 11, 1999 (commencement of operations) through December 31, 1999.
(c)  For the period from February 15,1999 (commencement of operations) through December 31, 1999.
(d)  Not annualized.
(e)  Annualized.

                                                                                                                                 163

----------------------------------------------------------------------------------------------------------------------------------


OTHER INFORMATION ABOUT THE FUNDS                                                             GROWTH AND INCOME PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS, CLASS A SHARES

                                               YEAR ENDED            YEAR ENDED          PERIOD ENDED           PERIOD ENDED
                                                JULY 31,              JULY 31,             JULY 31,             DECEMBER 31,
                                                  2002                 2001+               2000(a)                1999(b)

                                         -----------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                         $10.54                $10.48                  $10.10
----------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ACTIVITIES:
   Net investment income                                                       0.24                  0.14                    0.11
   Net realized and unrealized gains
     (losses) from investments with                                          (0.07)                  0.04                    0.41
     affiliates
     Total from Investment Activities                                          0.17                  0.18                    0.52
----------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS:
----------------------------------------------------------------------------------------------------------------------------------
   Net investment income                                                     (0.32)                (0.12)                  (0.11)
----------------------------------------------------------------------------------------------------------------------------------
   Net realized gains from investment
     transactions                                                            (0.63)                    --                  (0.03)
----------------------------------------------------------------------------------------------------------------------------------
     Total Distributions                                                     (0.95)                (0.12)                  (0.14)
----------------------------------------------------------------------------------------------------------------------------------
   Change in Net Asset Value                                                 (0.78)                  0.06                    0.38
----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                                                $9.76                $10.54                  $10.48
----------------------------------------------------------------------------------------------------------------------------------
     Total Return (excludes sales                                             1.61%              1.69%(d)                5.21%(d)
charge)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets at end of period (000)                                         $6,535                  $271                    $535
   Ratio of expenses to average net                                           0.63%              0.72%(e)                0.95%(e)
     assets
   Ratio of net investment income to
     average net assets                                                       2.44%              2.15%(e)                2.44%(e)
   Ratio of expenses to average net                                           0.87%              0.88%(e)                2.27%(e)
     assets*
   Portfolio Turnover**                                                         51%                   21%                     57%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS, CLASS B SHARES
                                               YEAR ENDED            YEAR ENDED          PERIOD ENDED           PERIOD ENDED
                                                JULY 31,              JULY 31,             JULY 31,             DECEMBER 31,
                                                  2002                 2001+               2000(a)+               1999(c)
                                         -----------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                         $10.53                $10.50                  $10.00
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
   Net investment income                                                       0.24                  0.10                    0.08
   Net realized and unrealized gains
     (losses) from investments with                                          (0.12)                  0.02                    0.53
     affiliates
     Total from Investment Activities                                          0.12                  0.12                    0.61
----------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS:
----------------------------------------------------------------------------------------------------------------------------------
   Net investment income                                                     (0.25)                (0.09)                  (0.08)
----------------------------------------------------------------------------------------------------------------------------------
   Net realized gains from investment                                                                                      (0.03)
     transactions                                                            (0.63)                    --
----------------------------------------------------------------------------------------------------------------------------------
     Total Distributions                                                     (0.88)                (0.09)                  (0.11)
----------------------------------------------------------------------------------------------------------------------------------
   Change in Net Asset Value                                                 (0.76)                  0.03                    0.50
----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                                                $9.77                $10.53                  $10.50
----------------------------------------------------------------------------------------------------------------------------------
     Total Return (excludes redemption                                        1.09%              1.13%(d)                6.10%(d)
charge)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets at end of period (000)                             $1,656              $1,613                $1,725
   Ratio of expenses to average net                              1.37%               1.40%(e)              1.52%(e)
     assets
   Ratio of net investment income to
     average net assets                                          2.40%               1.58%(e)              1.74%(e)
   Ratio of expenses to average net                              1.60%               1.57%(e)              4.26%(e)
     assets*
   Portfolio Turnover**                                          51%                 21%                   57%
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                               164

*    During the period, certain fees were reduced/reimbursed.  If such fee  reductions/reimbursements  had not occurred, the ratios would have been as indicated.
**   Portfolio  turnover is  calculated on the basis of the Fund as a whole  without  distinguishing  between the classes of shares issued.
+    Net investment income is based on average shares outstanding during the period.
(a)  For the period from January 1, 2000 through July 31, 2000. In conjunction  with the  reorganization  of the AmSouth Funds, the
     Fund changed its fiscal year to July 31.
(b)  For the period from March 8, 1999 (commencement of operations) through December 31, 1999.
(c)  For the period from January 27, 1999 (commencement of operations) through December 31, 1999.

(d)  Not annualized.
(e)  Annualized.

                                                                                                                                165

----------------------------------------------------------------------------------------------------------------------------------


OTHER INFORMATION ABOUT THE FUNDS                                                    MODERATE GROWTH AND INCOME PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------

                                           YEAR ENDED            YEAR ENDED           PERIOD ENDED             PERIOD ENDED
                                            JULY 31,              JULY 31,              JULY 31,               DECEMBER 31,
                                              2002                 2001+                2000(a)                  1999(b)
                                     -----------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF                                            $10.06                   $9.96                     $9.86
PERIOD
-----------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ACTIVITIES:
   Net investment income                                                   0.32                    0.14                      0.17
   Net realized and unrealized
     gains from investments with                                           0.15                    0.10                      0.16
     affiliates
     Total from Investment                                                 0.47                    0.24                      0.33
Activities
-----------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS:
-----------------------------------------------------------------------------------------------------------------------------------
   Net investment income                                                 (0.34)                  (0.14)                    (0.17)
-----------------------------------------------------------------------------------------------------------------------------------
   Net realized gains from
     investment transactions                                             (0.45)                      --                    (0.06)
-----------------------------------------------------------------------------------------------------------------------------------
     Total Distributions                                                 (0.79)                  (0.14)                    (0.23)
-----------------------------------------------------------------------------------------------------------------------------------
   Change in Net Asset Value                                             (0.32)                    0.10                      0.10
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                                            $9.74                  $10.06                     $9.96
-----------------------------------------------------------------------------------------------------------------------------------
     Total Return (excludes sales                                         4.91%                2.43%(d)                  3.37%(d)
charge)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets at end of period                                             $231                     $48                      $172
     (000)
   Ratio of expenses to average                                           0.77%                0.91%(e)                  0.93%(e)
     net assets
   Ratio of net investment income
     to average net assets                                                3.26%                2.85%(e)                  3.32%(e)
   Ratio of expenses to average                                           1.20%                1.26%(e)                  9.78%(e)
     net assets*
   Portfolio Turnover**                                                     62%                     21%                      124%
-----------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS, CLASS B SHARES
                                              YEAR ENDED           YEAR ENDED         PERIOD ENDED            PERIOD ENDED
                                               JULY 31,             JULY 31,            JULY 31,              DECEMBER 31,
                                                 2002                2001+              2000(a)+                1999(c)
                                         -----------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                       $10.04               $9.96                      $10.00
----------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ACTIVITIES:
   Net investment income                                                     0.25                0.13                        0.13
   Net realized and unrealized gains
     (losses) from investments with                                          0.15                0.07                        0.02
     affiliates
     Total from Investment Activities                                        0.40                0.20                        0.15
----------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS:
----------------------------------------------------------------------------------------------------------------------------------
   Net investment income                                                   (0.28)              (0.12)                      (0.13)
----------------------------------------------------------------------------------------------------------------------------------
   Net realized gains from investment
     transactions                                                          (0.45)                  --                      (0.06)
----------------------------------------------------------------------------------------------------------------------------------
     Total Distributions                                                   (0.73)              (0.12)                      (0.19)
----------------------------------------------------------------------------------------------------------------------------------
   Change in Net Asset Value                                               (0.33)                0.08                      (0.04)
----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                                              $9.71              $10.04                       $9.96
----------------------------------------------------------------------------------------------------------------------------------
     Total Return (excludes redemption                                      4.09%            2.00%(d)                    1.50%(d)
charge)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets at end of period (000)                                       $1,231                $832                        $941
   Ratio of expenses to average net                                         1.51%            1.55%(e)                    1.54%(e)
     assets
   Ratio of net investment income to
     average net assets                                                     2.59%            2.19%(e)                    2.80%(e)
   Ratio of expenses to average net                                         1.92%            1.88%(e)                    6.90%(e)
     assets*
   Portfolio Turnover**                                                       62%                 21%                        124%
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                                166

*    During the period, certain fees were reduced/reimbursed.  If such fee  reductions/reimbursements  had not occurred, the ratios would have been as indicated.
**   Portfolio  turnover is  calculated on the basis of the Fund as a whole  without  distinguishing  between the classes of shares issued.
+    Net investment income is based on average shares outstanding during the period.
(a)  For the period from January 1, 2000 through July 31, 2000. In conjunction  with the  reorganization  of the AmSouth Funds, the
     Fund changed its fiscal year end to July 31.
(b)  For the period from February 9, 1999 (commencement of operations) through December 31, 1999.
(c)  For the period from January 28, 1999 (commencement of operations) through December 31, 1999.
(d)  Not annualized.
(e)  Annualized.

                                                                                                                                167

----------------------------------------------------------------------------------------------------------------------------------


OTHER INFORMATION ABOUT THE FUNDS                                                                               BOND FUND
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS, CLASS A SHARES
                                               YEAR ENDED      YEAR ENDED     YEAR ENDED      YEAR ENDED          YEAR ENDED
                                                JULY 31,        JULY 31,       JULY 31,        JULY 31,            JULY 31,
                                                  2002            2001+          2000            1999              1998(a)
                                             -------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                                 $10.52         $10.63           $11.05                $10.92
----------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ACTIVITIES:
   Net investment income                                               0.58           0.58             0.61                  1.41
   Net realized and unrealized gains
    (losses) from investments                                          0.62         (0.06)           (0.32)                (0.62)
----------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Activities                                   1.20           0.52             0.29                  0.79
----------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS:
   Net investment income                                             (0.59)         (0.61)           (0.58)                (0.63)
   Net realized gains from investment                                    --         (0.02)           (0.13)                (0.03)
     transactions
----------------------------------------------------------------------------------------------------------------------------------
     Total Distributions                                             (0.59)         (0.63)           (0.71)                (0.66)
----------------------------------------------------------------------------------------------------------------------------------
   Change in Net Asset Value                                           0.61         (0.11)           (0.42)                  0.13
----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                                       $11.13         $10.52           $10.63                $11.05
----------------------------------------------------------------------------------------------------------------------------------
    Total Return (excludes sales charge)                             11.63%          5.10%            2.58%                 7.45%

RATIOS/SUPPLEMENTAL DATA:
   Net Assets at end of period (000)                                $16,877         $9,500           $7,070                $7,032
   Ratio of expenses to average net assets                            0.99%          0.91%            0.81%                 0.73%
   Ratio of net investment income to
    average net assets                                                5.30%          5.54%            5.46%                 5.78%
   Ratio of expenses to average net assets*                           1.20%          1.21%            1.20%                 0.95%
   Portfolio Turnover**                                                 24%            27%              18%                   40%

----------------------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS, CLASS B SHARES
                                            YEAR ENDED       YEAR ENDED        YEAR ENDED       YEAR ENDED        PERIOD ENDED
                                             JULY 31,         JULY 31,          JULY 31,         JULY 31,           JULY 31,
                                               2002             2001+             2000             1999             1998(b)
                                          ----------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                $10.50            $10.60           $11.04              $10.88
----------------------------------------------------------------------------------------------------------------------------------


INVESTMENT ACTIVITIES:
   Net investment income                                              0.50              0.49             0.50                0.46
   Net realized and unrealized gains
     (losses) from investments                                        0.61            (0.05)           (0.31)                0.24
----------------------------------------------------------------------------------------------------------------------------------
     Total from Investment Activities                                 1.11              0.44             0.19                0.70
----------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS:
   Net investment income                                            (0.51)            (0.52)           (0.50)              (0.51)
----------------------------------------------------------------------------------------------------------------------------------
   Net realized gains from investment                                   --            (0.02)           (0.13)              (0.03)
     transactions
----------------------------------------------------------------------------------------------------------------------------------
     Total Distributions                                            (0.51)            (0.54)           (0.63)              (0.54)
----------------------------------------------------------------------------------------------------------------------------------
   Change in Net Asset Value                                          0.60            (0.10)           (0.44)                0.16
----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                                      $11.10            $10.50           $10.60              $11.04
----------------------------------------------------------------------------------------------------------------------------------
     Total Return (excludes redemption                              10.77%             4.30%            1.58%            6.58%(c)
charge)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets at end of period (000)                                $7,342            $3,636           $2,521                $442
   Ratio of expenses to average net                                  1.73%             1.74%            1.71%            1.74%(d)
     assets
   Ratio of net investment income to
     average net assets                                              4.55%             4.72%            4.63%            4.75%(d)
   Ratio of expenses to average net                                  1.95%             1.96%            1.95%            1.99%(d)
     assets*
   Portfolio Turnover**                                                24%               27%              18%                 40%
----------------------------------------------------------------------------------------------------------------------------------


*    During the  period,  certain  fees were  reduced.  If such fee  reductions  had not  occurred,  the ratios  would have been as indicated.

                                                                                                                                 168


**   Portfolio  turnover is  calculated on the basis of the Fund as a whole  without  distinguishing  between the classes of shares issued.
+    Net investment income is based on average shares outstanding during the period.
(a)  Effective September 2, 1997, the Fund's existing shares,  which were previously  unclassified,  were designated either Class A
     Shares or Trust Shares. For reporting  purposes,  past performance numbers (prior to September 2, 1997) are being reflected as
     Class A Shares.
(b)  For the period from September 16, 1997 (commencement of operations) through July 31, 1998.
(c)  Not annualized.
(d)  Annualized.

                                                                                                                                169

----------------------------------------------------------------------------------------------------------------------------------


OTHER INFORMATION ABOUT THE FUNDS                                                                    LIMITED TERM BOND FUND
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS, CLASS A SHARES
                                                    YEAR ENDED      YEAR ENDED      YEAR ENDED       YEAR ENDED      YEAR ENDED
                                                     JULY 31,        JULY 31,        JULY 31,         JULY 31,        JULY 31,
                                                       2002           2001+            2000             1999          1998(a)
                                                 --------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                                     $10.13            $10.29           $10.43        $10.42
----------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ACTIVITIES:
   Net investment income                                                   0.57              0.59             0.57          0.85
   Net realized and unrealized gains (losses)
    from investments                                                       0.43            (0.13)           (0.15)        (0.25)
----------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Activities                                       1.00              0.46             0.42          0.60
----------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS:
   Net investment income                                                 (0.58)            (0.62)           (0.56)        (0.59)
----------------------------------------------------------------------------------------------------------------------------------
     Total Distributions                                                 (0.58)            (0.62)           (0.56)        (0.59)
----------------------------------------------------------------------------------------------------------------------------------
   Change in Net Asset Value                                               0.42            (0.16)           (0.14)          0.01
----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                                           $10.55            $10.13           $10.29        $10.43
----------------------------------------------------------------------------------------------------------------------------------
    Total Return (excludes sales charge)                                 10.12%             4.59%            4.01%         5.94%

RATIOS/SUPPLEMENTAL DATA:
   Net Assets at end of period (000)                                     $9,918            $7,913           $2,716        $3,531
   Ratio of expenses to average net assets                                1.00%             0.96%            0.81%         0.74%
   Ratio of net investment income to average
    net assets                                                            5.43%             5.60%            5.49%         5.65%
   Ratio of expenses to average net assets*                               1.22%             1.24%            1.23%         0.96%
   Portfolio Turnover**                                                     44%               34%              39%           39%
----------------------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS, CLASS B SHARES
                                                    YEAR ENDED               YEAR ENDED              YEAR ENDED    PERIOD ENDED
                                                     JULY 31,                 JULY 31,                JULY 31,       JULY 31,
                                                       2002                    2001+                    2000          1999(b)
                                                 --------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                       $10.13          $10.27         $10.58
----------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ACTIVITIES:
   Net investment income                                                                     0.49            0.48           0.27
   Net realized and unrealized gains (losses)
     from investments                                                                        0.42          (0.10)         (0.30)
     Total from Investment Activities                                                        0.91            0.38         (0.03)
----------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS:
----------------------------------------------------------------------------------------------------------------------------------
   Net investment income                                                                   (0.50)          (0.52)         (0.28)
----------------------------------------------------------------------------------------------------------------------------------
     Total Distributions                                                                   (0.50)          (0.52)         (0.28)
----------------------------------------------------------------------------------------------------------------------------------
   Change in Net Asset Value                                                                 0.41          (0.14)         (0.31)
----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                                                             $10.54          $10.13         $10.27
----------------------------------------------------------------------------------------------------------------------------------
     Total Return (excludes redemption charge)                                              9.20%           3.85%     (0.33)%(c)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets at end of period (000)                                                       $2,614          $1,815         $1,599
   Ratio of expenses to average net assets                                                  1.75%           1.76%       1.69%(d)
   Ratio of net investment income to average                                                4.66%           4.79%       4.61%(d)
     net assets
   Ratio of expenses to average net assets*                                                 1.97%           1.99%       1.96%(d)
   Portfolio Turnover**                                                                       44%             34%            39%
----------------------------------------------------------------------------------------------------------------------------------

*    During the  period,  certain  fees were  reduced.  If such fee  reductions  had not  occurred,  the ratios  would have been as indicated.
**   Portfolio  turnover is  calculated on the basis of the Fund as a whole  without  distinguishing  between the classes of shares issued.
+    Net investment income is based on average shares outstanding during the period.

                                                                                                                                 170

(a)  Effective September 2, 1997, the Fund's existing shares,  which were previously  unclassified,  were designated either Class A
     Shares or Trust Shares. For reporting  purposes,  past performance numbers (prior to September 2, 1997) are being reflected as
     Class A Shares.
(b)  For the period from January 21, 1999 (commencement of operations) through July 31, 1999.
(c)  Not annualized.
(d)  Annualized.

------------------------------------------------------------------------------------------------------------------------------------


OTHER INFORMATION ABOUT THE FUNDS                                                                GOVERNMENT INCOME FUND
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS, CLASS A SHARES
                                              YEAR ENDED        YEAR ENDED       YEAR ENDED        YEAR ENDED        YEAR ENDED
                                               JULY 31,          JULY 31,         JULY 31,          JULY 31,          JULY 31,
                                                 2002             2001+             2000              1999             1998(a)
                                           -----------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                         $9.60             $9.62            $9.88             $9.75
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ACTIVITIES:
   Net investment income                                     0.55              0.56             0.54              0.63
   Net realized and unrealized gains
    (losses) from investments                                0.50              (0.04)           (0.28)            0.09
------------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Activities                         1.05              0.52             0.26              0.72
------------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS:
   Net investment income                                     (0.55)            (0.54)           (0.52)            (0.59)
------------------------------------------------------------------------------------------------------------------------------------
     Total Distributions                                     (0.55)            (0.54)           (0.52)            (0.59)
------------------------------------------------------------------------------------------------------------------------------------
   Change in Net Asset Value                                 0.50              (0.02)           (0.26)            0.13
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                               $10.10            $9.60            $9.62             $9.88
------------------------------------------------------------------------------------------------------------------------------------
    Total Return (excludes sales charge)                     11.25%            5.55%            2.62%             7.58%

RATIOS/SUPPLEMENTAL DATA:
   Net Assets at end of period (000)                         $5,672            $5,879           $5,436            $8,176
   Ratio of expenses to average net                          0.99%             0.85%            0.70%             0.71%
    assets
   Ratio of net investment income to
    average net assets                                       5.47%             5.77%            5.35%             5.95%
   Ratio of expenses to average net                          1.20%             1.30%            1.90%             1.77%
    assets*
   Portfolio Turnover**                                      25%               42%              27%               35%
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS, CLASS B SHARES

                                                              YEAR ENDED               YEAR ENDED               PERIOD ENDED
                                                               JULY 31,                 JULY 31,                  JULY 31,
                                                                 2002                    2001+                    2000(b)
                                                       -----------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                            $9.61                     $9.48
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ACTIVITIES:
   Net investment income                                                                         0.47                      0.18
   Net realized and unrealized gains from investments                                            0.51                      0.10
     Total from Investment Activities                                                            0.98                      0.28
------------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS:
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income                                                                       (0.49)                    (0.15)
------------------------------------------------------------------------------------------------------------------------------------
     Total Distributions                                                                       (0.49)                    (0.15)
------------------------------------------------------------------------------------------------------------------------------------
   Change in Net Asset Value                                                                     0.49                      0.13
------------------------------------------------------------------------------------------------------------------------------------
                                                                                               $10.10                     $9.61
NET ASSET VALUE, END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
     Total Return (excludes redemption charge)                                                 10.36%                  2.98%(c)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets at end of period (000)                                                           $1,635                      $520


                                                                                                                                 171

   Ratio of expenses to average net assets                                                      1.74%                  1.75%(d)
   Ratio of net investment income to average net                                                4.65%                  4.77%(d)
     assets
   Ratio of expenses to average net assets*                                                     1.95%                  1.98%(d)
   Portfolio Turnover**                                                                           25%                       42%
------------------------------------------------------------------------------------------------------------------------------------

*    During the period, certain fees were  reduced/reimbursed.  If such fee  reductions/reimbursements  had not occurred, the ratios would have been as indicated.
**   Portfolio  turnover is  calculated  on the basis of the Fund as a whole  without  distinguishing  between the classes of shares issued.
+    Net investment income is based on average shares outstanding during the period.
(a)  Effective  September 2, 1997, the Fund's existing shares,  which were previously  unclassified,  were designated either Class A
     Shares or Trust Shares. For reporting  purposes,  past performance  numbers (prior to September 2, 1997) are being reflected as
     Class A Shares.
(b)  For the period from March 13, 2000 (commencement of operations) through July 31, 2000.
(c)  Not annualized.
(d)  Annualized.
(e)  Annualized.

                                                                                                                                 172

-----------------------------------------------------------------------------------------------------------------------------------


OTHER INFORMATION ABOUT THE FUNDS                                                                       MUNICIPAL BOND FUND
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL  HIGHLIGHTS,  CLASS A SHARES


                                                    YEAR ENDED
                                   YEAR ENDED        JULY 31,      PERIOD ENDED    YEAR ENDED      YEAR ENDED        PERIOD ENDED
                                    JULY 31,           2001+         JULY 31,     DECEMBER 31,    DECEMBER 31,       DECEMBER 31,
                                      2002                            2000(a)         1999            1998             1997(b)
                                   ----------        ---------     ------------    ----------      ----------        ------------
NET ASSET VALUE, BEGINNING OF
     PERIOD                                           $9.76              $9.87        $10.13       $10.15             $10.00

INVESTMENT ACTIVITIES:
     Net investment income                             0.39               0.40          0.41         0.86               0.04
     Net realized and
         unrealized gains
         (losses) from
         investments                                   0.41              (0.06)        (0.17)       (0.43)              0.15

         Total from Investment
              Activities                               0.80               0.34          0.24         0.43               0.19

DISTRIBUTIONS:
     Net investment income                            (0.38)             (0.40)        (0.39)       (0.42)             (0.04)
     Net realized gains from
         investment
         transactions                                   --               (0.05)        (0.11)       (0.03)                --
         Total Distributions                          (0.38)             (0.45)        (0.50)       (0.45)             (0.04)
     Change in Net Asset Value                         0.42              (0.11)        (0.26)       (0.02)              0.15

NET ASSET VALUE, END OF PERIOD                       $10.18              $9.76         $9.87       $10.13             $10.15
     Total Return (excludes
         sales charge)                                 8.36%              3.62%         2.31%        4.30%              1.86%(d)

RATIOS/SUPPLEMENTAL DATA:
     Net Assets at end of
         period (000)                                 $8,022          $6,516         $2,694          $2,689            $337,933
     Ratio of expenses to
         average net assets                            0.89%              0.82%         0.71%        0.62%              0.71%(e)
     Ratio of net investment
         income to average net
         assets                                        3.88%              4.12%         4.01%        4.26%              4.31%(e)
     Ratio of expenses to
         average net assets*                           1.20%              1.20%         1.20%        0.92%              1.04%(e)
     Portfolio Turnover**                                5%                 9%            21%         29%                 2%


                                                                                                                                 173

-----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS, CLASS B SHARES

                                                                                                         PERIOD
                                                                          YEAR ENDED     YEAR ENDED       ENDED          YEAR ENDED
                                                                           JULY 31,       JULY 31,       JULY 31,       DECEMBER 31,
                                                                             2002          2001+         2000(a)            1999
                                                                         ------------- --------------- ------------- -------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                         $9.75          $9.87        $10.28
                                                                         ---------------------------------------------------------

INVESTMENT ACTIVITIES:
     Net investment income                                                                    0.32           0.31          0.14
     Net realized and unrealized gains (losses) from investments                              0.41          (0.05)        (0.41)
                                                                         ---------------------------------------------------------
         Total from Investment Activities                                                     0.73           0.26         (0.27)
                                                                         ---------------------------------------------------------

DISTRIBUTIONS:
     Net investment income                                                                   (0.31)         (0.33)        (0.14)
     Net realized gains from investment transactions                                         --             (0.05)          --
                                                                         ---------------------------------------------------------
         Total Distributions                                                                 (0.31)         (0.38)        (0.14)
                                                                         ---------------------------------------------------------
     Change in Net Asset Value
                                                                                              0.42          (0.12)        (0.41)
                                                                         ---------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                              $10.17          $9.75         $9.87
                                                                         ---------------------------------------------------------

     Total Return (excludes sales charge)
                                                                                              7.60%          2.75%        (2.60)%(d)

RATIOS/SUPPLEMENTAL DATA:
     Net Assets at end of period (000)                                                       $1,777          $889         $16
     Ratio of expenses to average net assets                                                  1.64%          1.64%        1.60%(e)
     Ratio of net investment income to average net assets                                     3.12%          3.30%        3.17%(e)
     Ratio of expenses to average net assets*                                                 1.95%          1.96%        1.87%(e)
     Portfolio Turnover**                                                                        5%             9%          21%

*    During the  period,  certain  fees were  reduced.  If such fee  reductions  had not  occurred,  the ratios  would have been as indicated.
**   Portfolio  turnover is  calculated on the basis of the Fund as a whole  without  distinguishing  between the classes of shares issued.
+    Net investment income is based on average shares outstanding during the period.
(a)  Effectively September 2, 1997, the Fund's existing shares, which were previously unclassified,  were designated either Class A
     Shares or Trust Shares. For reporting  purposes,  past performance numbers (prior to September 2, 1997) are being reflected as
     Class A Shares.
(b)  For the period from July 1, 1997 (commencement of operations) through July 31, 1997.
(c)  For the period from February 3, 1999 (commencement of operations) through July 31, 1999.
(d)  Not annualized.
(e)  Annualized.

                                                                                                                                 174

-----------------------------------------------------------------------------------------------------------------------------------


OTHER INFORMATION ABOUT THE FUNDS                                                                   FLORIDA TAX-EXEMPT FUND
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS, CLASS A SHARES

                                                          YEAR ENDED       YEAR ENDED                     YEAR ENDED     YEAR ENDED
                                                            JULY 31,        JULY 31,     PERIOD ENDED      JULY 31,       JULY 31,
                                                              2002           2001+       JULY 31, 2000       1999          1998(a)
                                                         --------------- --------------- -------------- --------------- -----------
NET ASSET VALUE, BEGINNING OF PERIOD                                           $10.16         $10.22          $10.45         $10.50
                                                         ---------------------------------------------------------------------------

INVESTMENT ACTIVITIES:
     Net investment income                                                       0.40          0.44            0.41            0.45
     Net realized and unrealized gains (losses) from                             0.35         (0.06)          (0.18)           0.01
         investments
                                                         ---------------------------------------------------------------------------
         Total from Investment Activities                                        0.75           0.38            0.23           0.46
                                                         ---------------------------------------------------------------------------
DISTRIBUTIONS:
     Net investment income                                                     (0.40)         (0.41)          (0.40)         (0.44)
     Net realized gains from investment transactions                               --         (0.03)          (0.06)         (0.07)
                                                         ---------------------------------------------------------------------------
         Total Distributions                                                   (0.40)         (0.44)          (0.46)         (0.51)
                                                         ---------------------------------------------------------------------------
     Change in Net Asset Value                                                   0.35         (0.06)          (0.23)         (0.05)
                                                         ---------------------------------------------------------------------------
                                                                               $10.51         $10.16          $10.22         $10.45
NET ASSET VALUE, END OF PERIOD
     Total Return (excludes sales charge)                                       7.46%          3.99%           2.06%          4.46%

RATIOS/SUPPLEMENTAL DATA:
     Net Assets at end of period (000)                                         $3,267         $2,655         $12,195         $8,663
     Ratio of expenses to average net assets                                    0.90%          0.74%           0.59%          0.55%
     Ratio of net investment income to average net                              3.79%          4.10%           4.00%          4.24%
         assets
     Ratio of expenses to average net assets*                                   1.29%          1.30%           1.26%          1.06%
     Portfolio Turnover**                                                          7%            11%             34%            30%

------------------------------------------------------------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS, CLASS B SHARES


                                                        YEAR ENDED          YEAR ENDED           YEAR ENDED           PERIOD ENDED
                                                         JULY 31,            JULY 31,             JULY 31,              JULY 31,
                                                           2002                2001+                2000                1999(b)
                                                   ------------------ ------------------ --------------------- ---------------------

 NET ASSET VALUE, BEGINNING OF PERIOD                                            $10.15                $10.20                $10.52
                                                   ---------------------------------------------------------------------------------


 INVESTMENT ACTIVITIES:
      Net investment income                                                        0.32                  0.32                  0.12
      Net realized and unrealized gains (losses)                                   0.34                (0.01)                (0.30)
          from investments
                                                   ---------------------------------------------------------------------------------
          Total from Investment Activities                                         0.66                  0.31                (0.18)
                                                   ---------------------------------------------------------------------------------
 DISTRIBUTIONS:
      Net investment income                                                      (0.32)                (0.33)                (0.14)
      Net realized gains from investment                                             --                (0.03)                    --
          transactions
                                                   ---------------------------------------------------------------------------------
          Total Distributions                                                    (0.32)                (0.36)                (0.14)
                                                   ---------------------------------------------------------------------------------
      Change in Net Asset Value                                                    0.34                (0.05)                (0.32)
                                                   ---------------------------------------------------------------------------------
                                                                                 $10.49                $10.15                $10.20
 NET ASSET VALUE, END OF PERIOD
                                                   ---------------------------------------------------------------------------------
      Total Return (excludes redemption charge)                                   6.61%                 3.14%              1.77%(c)

                                                                                                                                 175

 RATIOS/SUPPLEMENTAL DATA:
      Net Assets at end of period (000)                                          $1,385                  $729                  $569
      Ratio of expenses to average net assets                                                           1.62%              1.49%(d)
      Ratio of net investment income to average                                                         3.22%              3.06%(d)
          net assets
      Ratio of expenses to average net assets*                                                          2.05%              2.00%(d)
      Portfolio Turnover**                                                                                11%                   34%


*    During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
**   Portfolio  turnover is  calculated  on the basis of the Fund as a whole  without  distinguishing  between the classes of shares issued.
+    Net investment income is based on average shares outstanding during the period.
(a)  Effective  September 2, 1997, the Fund's existing shares,  which were previously  unclassified,  were designated either Class A
     Shares or Trust Shares. For reporting  purposes,  past performance  numbers (prior to September 2, 1997) are being reflected as
     Class A Shares.
(b)  For the period from March 16, 1999 (commencement of operations) through July 31, 1999.
(c)  Not annualized.
(d)  Annualized.

                                                                                                                                176

------------------------------------------------------------------------------------------------------------------------------------


OTHER INFORMATION ABOUT THE FUNDS                                                             TENNESSEE TAX-EXEMPT FUND
------------------------------------------------------------------------------------------------------------------------------------


                           YEAR ENDED   YEAR ENDED    PERIOD          YEAR              YEAR              YEAR              YEAR
                            JULY 31,     JULY 31,      ENDED          ENDED            ENDED             ENDED             ENDED
                              2002        2001+      JULY 31,     DECEMBER 31,      DECEMBER 31,      DECEMBER 31,      DECEMBER 31,
                                                      2000(a)         1999              1998              1997              1996
                           ---------------------------------------------------------------------------------------------------------
NET ASSET VALUE,                           $9.74        $9.55           $10.19            $10.18            $9.90            $10.19
BEGINNING OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------


INVESTMENT ACTIVITIES:
   Net investment income                    0.36         0.21             0.33              0.35             0.44              0.42
   Net realized and
     unrealized gains                       0.36         0.18           (0.64)              0.08             0.25            (0.29)
     (losses) from
     investments
     Total from                             0.72         0.39           (0.31)              0.43             0.69              0.13
Investment Activities

DISTRIBUTIONS:
   Net investment income                  (0.36)       (0.20)           (0.33)            (0.35)           (0.41)            (0.42)
------------------------------------------------------------------------------------------------------------------------------------
   Net realized gains                         --           --               --            (0.07)               --                --
     from investment
     transactions
------------------------------------------------------------------------------------------------------------------------------------
     Total Distributions                  (0.36)       (0.20)           (0.33)            (0.42)           (0.41)            (0.42)
------------------------------------------------------------------------------------------------------------------------------------
   Change in Net Asset                      0.36         0.19           (0.64)              0.01             0.28            (0.29)
     Value
------------------------------------------------------------------------------------------------------------------------------------


NET ASSET VALUE, END OF                   $10.10        $9.74            $9.55            $10.19           $10.18             $9.90
PERIOD
------------------------------------------------------------------------------------------------------------------------------------
     Total Return                          7.55%     4.15%(c)          (3.07)%             4.25%            7.13%             1.39%
(excludes sales charge)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets at end of                   $3,764       $2,919           $3,324            $2,919           $1,669           $88,084
     period (000)
   Ratio of expenses to                    1.09%     1.13%(d)            1.25%             1.20%            0.84%             0.86%
     average net assets
   Ratio of net
     investment income to                  3.63%     3.78%(d)            3.34%             3.37%            4.13%             4.29%
     average net assets
   Ratio of expenses to                    1.33%     1.27%(d)            1.26%             1.20%            1.09%             1.11%
     average net assets*
   Portfolio Turnover**                     123%          23%              64%              155%             253%              219%
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                                 177

------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS, CLASS B
SHARES


                                      YEAR ENDED       YEAR ENDED                                   YEAR ENDED           YEAR ENDED
                                       JULY 31,         JULY 31,            PERIOD ENDED           DECEMBER 31,         DECEMBER 31,
                                         2002             2001+           JULY 31, 2000(a)             1999                 1998
                                     ------------- -------------------- -------------------- ------------------- -----------------
NET ASSET VALUE, BEGINNING OF                                    $9.76                $9.57              $10.21            $10.22
     PERIOD
                                     ---------------------------------------------------------------------------------------------

INVESTMENT ACTIVITIES:
     Net investment income                                        0.29                 0.17                0.27              0.26
     Net realized and unrealized                                  0.36                 0.18              (0.64)              0.06
         gains (losses) from
         investments
                                     ---------------------------------------------------------------------------------------------
     Total from Investment                                        0.65                 0.35              (0.37)              0.32
     Activities
                                     ---------------------------------------------------------------------------------------------

DISTRIBUTIONS:
     Net investment income                                      (0.29)               (0.16)              (0.27)            (0.26)
     Net realized gains from                                        --                   --                  --            (0.07)
         investment transactions
                                     ---------------------------------------------------------------------------------------------
         Total Distributions                                    (0.29)               (0.16)              (0.27)            (0.33)
                                     ---------------------------------------------------------------------------------------------
     Change in Net Asset Value                                    0.36                 0.19              (0.64)            (0.01)
                                     ---------------------------------------------------------------------------------------------
                                                                $10.12                $9.76               $9.57            $10.21
NET ASSET VALUE, END OF PERIOD
                                     ---------------------------------------------------------------------------------------------
     Total Return (excludes sales                                6.75%             3.74%(c)             (3.65)%          3.17%(c)
         charge)

RATIOS/SUPPLEMENTAL DATA:
     Net Assets at end of period                                $1,432               $1,054              $1,288            $1,397
         (000)
     Ratio of expenses to average                                1.84%             1.83%(d)               1.84%          1.95%(d)
         net assets
     Ratio of net investment                                     2.85%             3.07%(d)               2.72%          2.50%(d)
         income to average net
         assets
     Ratio of expenses to average                                2.08%             1.96%(d)               1.85%               (e)
         net assets*
     Portfolio Turnover**                                         123%                  23%                 64%              155%

*    During the period, certain fees were reduced/reimbursed.  If such fee  reductions/reimbursements  had not occurred, the ratios would have been as indicated.
**   Portfolio  turnover is  calculated on the basis of the Fund as a whole  without  distinguishing  between the classes of shares issued.
+    Net investment income is based on average shares outstanding during the period.
(a)  For the period from January 1, 2000 through July 31, 2000. In conjunction  with the  reorganization  of the AmSouth Funds, the
     Fund changed its fiscal year end July 31.
(b)  For the period from February 24, 1998 (commencement of operations) through December 31, 1998.
(c)  Not annualized.
(d)  Annualized.
(e)  There were no fee reductions in this period.

                                                                                                                                178

AMSOUTH FUNDS
3435 STELZER ROAD
COLUMBUS, OH 43219




FOR MORE INFORMATION ABOUT THE FUNDS, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

ANNUAL/SEMI-ANNUAL REPORTS (REPORTS):

The Funds' annual and semi-annual reports to shareholders contain additional information on the Funds' investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Funds, including their operational and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

You can get free copies of Reports and the SAI, prospectuses of other members of the AmSouth Funds family, or request other information and discuss your questions about the Funds by contacting a broker or bank that sells the Funds. Or contact the Funds at:

             AMSOUTH FUNDS
             3435 STELZER ROAD
             COLUMBUS, OHIO 43219
             TELEPHONE: 1-800-451-8382
             INTERNET: HTTP://WWW.AMSOUTHFUNDS.COM
             -------------------------------------------------

You can review the Funds' reports and SAIs at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

    o For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or by calling 1-202-942-8090, or by electronic request, by emailing the SEC at the following address: publicinfo@sec.gov.


    o  Free  from  the   Commission's   EDGAR   Database   on  the   Website  at
       http://www.sec.gov

                                   PROSPECTUS



                                 CLASS I SHARES

                                DECEMBER 1, 2002






                              [AMSOUTH FUNDS LOGO]








--------------------------------------------------------------------------------
As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these Fund shares or determined whether this prospectus is truthful or complete. Anyone who tells you otherwise is committing a crime.
--------------------------------------------------------------------------------

AMSOUTH FUNDS                                                  TABLE OF CONTENTS

        DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES
                                     [LOGO]
--------------------------------------------------------------------------------


Carefully review this important        Overview
section, which summarizes each         EQUITY FUNDS
Fund's investments, risks, past        Value Fund
performance, and fees.                 Select Equity Fund
                                       Enhanced Market Fund
                                       Large Cap Fund
                                       Capital Growth Fund
                                       Mid Cap Fund
                                       Small Cap Fund
                                       International Equity Fund
                                       HYBRID FUNDS
                                       Balanced Fund
                                       Strategic Portfolios: Aggressive Growth
                                        Portfolio
                                       Strategic Portfolios: Growth Portfolio
                                       Strategic Portfolios: Growth and Income
                                        Portfolio
                                       Strategic Portfolios: Moderate Growth and
                                        Income Portfolio
                                       BOND FUNDS
                                       Government Income Fund
                                       Limited Term Bond Fund
                                       Bond Fund
                                       Municipal Bond Fund
                                       Florida Tax-Exempt Fund
                                       Tennessee Tax-Exempt Fund
                                       MONEY MARKET FUNDS
                                       Prime Money Market Fund
                                       U.S. Treasury Money Market Fund
                                       Treasury Reserve Money Market Fund
                                       Tax-Exempt Money Market Fund


                   ADDITIONAL INVESTMENT STRATEGIES AND RISKS
                                     [LOGO]
--------------------------------------------------------------------------------
Review this section for                EQUITY FUNDS
information on investment              Value Fund
strategies and their risks.            Select Equity Fund
                                       Enhanced Market Fund
                                       Large Cap Fund
                                       Capital Growth Fund
                                       Mid Cap Fund
                                       Small Cap Fund
                                       International Equity Fund
                                       International Equity, Mid Cap, Capital
                                       Growth and Large Cap Funds
                                       Equity Funds and Bond Funds
                                       HYBRID FUNDS
                                       Balanced Fund
                                       Strategic Portfolios
                                       BOND  FUNDS
                                       Government Income Fund
                                       Limited Term Bond Fund

AMSOUTH FUNDS                                                  TABLE OF CONTENTS

--------------------------------------------------------------------------------
                                       Bond Fund
                                       Municipal Bond Fund
                                       Florida Tax-Exempt Fund
                                       Tennessee Tax-Exempt Fund

Review this section for                MONEY MARKET FUNDS
information on investment              U.S. Treasury Money Market Fund
strategies and their risks.            Treasury Reserve Money Market Fund
                                       Tax-Exempt Money Market Fund

                                 FUND MANAGEMENT
                                     [LOGO]
--------------------------------------------------------------------------------
Review this section for details on     The Investment Advisor
the people and organizations who       The Investment Sub-Advisors
oversee the Funds.                     Portfolio Managers
                                       The Distributor and Administrator

                             SHAREHOLDER INFORMATION
                                     [LOGO]
--------------------------------------------------------------------------------
Review this section for details on     Choosing a Share Class
how shares are valued, how to          Pricing of Fund Shares
purchase, sell and exchange            Purchasing and Adding to Your Shares
shares, related charges and            Selling Your Shares
payments of dividends and              General Policies on Selling Shares
distributions.                         Shareholder Servicing Fees
                                       Exchanging Your Shares
                                       Dividends, Distributions and Taxes

                        OTHER INFORMATION ABOUT THE FUNDS
                                     [LOGO]
--------------------------------------------------------------------------------
                                       Financial Highlights

DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES        OVERVIEW

THE FUNDS                              AmSouth  Funds  is a mutual  fund  family
                                       that offers  different  classes of shares
                                       in   separate    investment    portfolios
                                       ("Funds").   The  Funds  have  individual
                                       investment  goals  and  strategies.  This
                                       prospectus     gives    you     important
                                       information  about  the  Class I  Shares,
                                       formerly  Trust  Shares,  of  the  Equity
                                       Funds,  the  Bond  Funds  and  the  Money
                                       Market  Funds that you should know before
                                       investing.   The  Funds  also  offer  two
                                       additional  classes  of shares  which are
                                       offered in separate prospectuses.  Please
                                       read  this  prospectus  and  keep  it for
                                       future  reference.  Each of the  Funds in
                                       this  prospectus  is  a  mutual  fund.  A
                                       mutual  fund  pools  shareholders'  money
                                       and,   using   professional    investment
                                       managers, invests it in securities like stocks and bonds. Before you look at specific Funds, you should know a few general basics about investing in mutual funds. The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies or government units.
                                       These price movements, sometimes called volatility, will vary depending on the types of securities a Fund owns and the markets where these securities trade.


                                       LIKE  OTHER  INVESTMENTS,  YOU COULD LOSE
                                       MONEY ON YOUR  INVESTMENT IN A FUND. YOUR
                                       INVESTMENT  IN A FUND IS NOT A DEPOSIT OR
                                       AN  OBLIGATION   OF  AMSOUTH  BANK,   ITS
                                       AFFILIATES,   OR  ANY  BANK.  IT  IS  NOT
                                       INSURED  BY THE  FDIC  OR ANY  GOVERNMENT
                                       AGENCY.

                                       Each Fund has its own investment goal and
                                       strategies   for   reaching   that  goal.
                                       However,  it cannot be guaranteed  that a
                                       Fund  will   achieve  its  goal.   Before
                                       investing, make sure that the Fund's goal matches your own.

                                       The portfolio manager invests each Fund's
                                       assets in a way that the manager believes
                                       will help the Fund  achieve  its goal.  A
                                       manager's   judgments   about  the  stock
                                       markets,   economy  and   companies,   or
                                       selecting investments may cause a Fund to underperform other funds with similar objectives.

DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES        OVERVIEW


                                       EQUITY FUNDS


                                       These Funds seek capital appreciation and
                                       invest  primarily  in equity  securities,
                                       principally   common  stocks  and,  to  a
                                       limited  extent,   preferred  stocks  and
                                       convertible securities.

WHO MAY WANT TO INVEST                 Consider  investing in these Funds if you
                                       are:

                                       o    seeking  a  long-term  goal  such as
                                            retirement
                                       o    looking to add a growth component to
                                            your portfolio
                                       o    willing   to  accept  the  risks  of
                                            investing in the stock markets

                                       These Funds may not be appropriate if you are:

                                       o    pursuing   a   short-term   goal  or
                                            investing emergency reserves
                                       o    uncomfortable   with  an  investment
                                            that will fluctuate in value

DESCRIPTION OF THE FUNDS -- OBJECTIVES,                       AMSOUTH VALUE FUND
RISK/RETURN AND EXPENSES

                                       RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE                   The  Fund   seeks   capital   growth   by
                                       investing   primarily  in  a  diversified
                                       portfolio of common stock and  securities
                                       convertible  into common  stock,  such as
                                       convertible    bonds   and    convertible
                                       preferred   stock.   The   production  of
                                       current    income   is   an    incidental
                                       objective.

PRINCIPAL                              The Fund invests primarily in common
INVESTMENT STRATEGIES                  stocks   that   the   portfolio   manager
                                       believes to be undervalued.


                                       In  managing  the Fund's  portfolio,  the
                                       portfolio   manager  uses  a  variety  of
                                       economic    projections,     quantitative
                                       techniques,  and earnings  projections in
                                       formulating individual stock purchase and
                                       sale  decisions.  The  portfolio  manager
                                       will select investments  believed to have
                                       basic   investment   value   which   will
                                       eventually   be   recognized   by   other
                                       investors, thus increasing their value to
                                       the  Fund.  The Fund may also  invest  in
                                       certain   other  equity   securities   in
                                       addition to those described  above. For a
                                       more complete  description of the various
                                       securities  in which the Fund may invest,
                                       please  see  the  Additional   Investment
                                       Strategies   and  Risks  on  page  __  or
                                       consult the SAI.


PRINCIPAL                              Your   investment  in  the  Fund  may  be
INVESTMENT RISKS                       subject to the following principal risks:

                                       MARKET  RISK:  The  possibility  that the
                                       Fund's  stock  holdings  will  decline in
                                       price  because  of a broad  stock  market
                                       decline.   Markets   generally   move  in
                                       cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.


                                       INVESTMENT  STYLE RISK:  The  possibility
                                       that the  market  segment  on which  this
                                       Fund focuses - undervalued  stocks - will
                                       underperform  other kinds of  investments
                                       or  market  averages.  The Fund may trade
                                       securities actively, which could increase
                                       its transaction  costs (thereby  lowering
                                       its  performance)  and may  increase  the
                                       amount of taxes that you pay. If the Fund
                                       invests  in  securities  with  additional
                                       risks,   its   share   price   volatility
                                       accordingly  could  be  greater  and  its
                                       performance  lower.  For more information
                                       about   these   risks,   please  see  the
                                       Additional   Investment   Strategies  and
                                       Risks on page ___.

DESCRIPTION OF THE FUNDS -- OBJECTIVES,                       AMSOUTH VALUE FUND
RISK/RETURN AND EXPENSES


The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the Fund's performance over time to that of the S&P 500/Barra Value(R) Index, a widely recognized, unmanaged index of growth and value stocks. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 CLASS I SHARES(1,2) PERFORMANCE BAR CHART AND TABLE

[BAR GRAPH]

1992           10.33%
1993           18.38%
1994            0.37%
1995           27.04%
1996           15.75%
1997           32.23%
1998           18.13%
1999            4.02%
2000            5.14%
2001                 %

The Fund's total return from 1/1/02 to 9/30/02 was ____%.

Best quarter:
Worst quarter:
--------------------

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending December 31, 2001)(1)
---------------------------------------------

                                                                    SINCE
                                                                  INCEPTION
                              1 YEAR     5 YEARS     10 YEARS     (12/1/88)
                            ----------------------------------------------------
CLASS I SHARES(2)
                            ----------------------------------------------------
Return Before Taxes
                            ----------------------------------------------------
Return After Taxes
 on Distributions
                            ----------------------------------------------------
Return After Taxes
 on Distributions
 and Sale of Fund
 Shares
                            ----------------------------------------------------
S&P 500/BARRA VALUE
 INDEX (R)
S&P 500(R)INDEX (3)         ----------------------------------------------------
--------------------------------------------------------------------------------


(1) Both charts assume reinvestment of dividends and distributions.

(2) Performance for the Class I Shares, which commenced operations on 9/2/97, is based on the historical performance of the Class A Shares (without sales charge) prior to that date.


(3) The S&P 500(R) Index is a widely recognized, unmanaged index of common stock. The Fund has changed its benchmark from the S&P 500(R) Index to the S&P500/Barra Value(R) Index in order to provide a more appropriate market comparison for the Fund's performance.

The table shows the impact of taxes on the Fund's returns. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A

DESCRIPTION OF THE FUNDS -- OBJECTIVES,                       AMSOUTH VALUE FUND
RISK/RETURN AND EXPENSES

higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after tax returns depend on an investor's tax situation and may differ from those shown. Also note that after tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

DESCRIPTION OF THE FUNDS -- OBJECTIVES,                       AMSOUTH VALUE FUND
RISK/RETURN AND EXPENSES

As an investor in the Value Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

FEES AND EXPENSES


SHAREHOLDER TRANSACTION EXPENSES                 CLASS I SHARES
(EXPENSES PAID BY YOU DIRECTLY)(1)

Maximum Sales Charge (Load) on Purchases              None
-----------------------------------------------------------------
Maximum Deferred Sales Charge (Load)                  None
-----------------------------------------------------------------
Redemption Fee(2)                                     0.00%
-----------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES                   CLASS I SHARES
(FEES PAID FROM FUND ASSETS)
Management Fee                                        0.80%
-----------------------------------------------------------------
Distribution and/or Service (12b-1) Fee               0.00%
-----------------------------------------------------------------
Other Expenses(3)
-----------------------------------------------------------------
Total Fund Operating Expenses(3)
-----------------------------------------------------------------


(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.


(3) Other expenses are being limited to ____ Class I Shares. Total expenses after fee waivers and expense reimbursements Class I Shares are ____. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

EXPENSE EXAMPLE

                           1             3             5                 10
                         YEAR          YEARS         YEARS             YEARS
CLASS I SHARES(2)
--------------------------------------------------------------------------------


Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

o    $10,000 investment
o    5% annual return
o    no changes in the Fund's operating expenses
o    redemption at the end of each period

Because actual returns and operating expenses will be different, this example is for comparison only.

DESCRIPTION OF THE FUNDS -- OBJECTIVES,               AMSOUTH SELECT EQUITY FUND
RISK/RETURN AND EXPENSES


                                       RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE                   The  Fund  seeks   long-term   growth  of
                                       capital by investing  primarily in common
                                       stocks and  securities  convertible  into
                                       common stocks such as  convertible  bonds
                                       and  convertible  preferred  stocks.  The
                                       portfolio   manager  does  not  currently
                                       intend    to     purchase     convertible
                                       securities.

PRINCIPAL                              The  Fund  invests  primarily  in  common
INVESTMENT STRATEGIES                  stocks   of    companies    with   market
                                       capitalizations  greater  than $2 billion
                                       at the time of purchase  and that possess
                                       a   dominant   market   share   and  have
                                       barriers, such as a patent or well-known brand name, that shields their market share and profits from competitors.

                                       In  managing  the Fund's  portfolio,  the
                                       portfolio managers continuously monitor a
                                       universe of companies  possessing "market
                                       power"  to  look  for   opportunities  to
                                       purchase   these  stocks  at   reasonable
                                       prices.  "Market  power" is a combination
                                       of  dominant  market  share and a barrier
                                       that  protects  that  market  share.   In
                                       selecting  individual   securities,   the
                                       portfolio  managers  look  for  companies
                                       that  appear  undervalued.  The  managers
                                       then  conduct a  fundamental  analysis of
                                       the stock,  the industry and the industry
                                       structure.  The  portfolio  managers will
                                       then  purchase  those   companies   whose
                                       market power,  in the managers'  opinion,
                                       is  intact.  As a result,  the  portfolio
                                       managers   may  focus  on  a   relatively
                                       limited number of stocks (i.e., generally
                                       25 or less). The Fund is non-diversified.

                                       The Fund may also invest in certain other
                                       equity  securities  in  addition to those
                                       described  above.  For  a  more  complete
                                       description of the various  securities in
                                       which the Fund may invest, please see the
                                       Additional   Investment   Strategies  and
                                       Risks on page _____ or consult the SAI.

PRINCIPAL INVESTMENT RISKS             Your   investment  in  the  Fund  may  be
                                       subject to the following principal risks:

                                       MARKET  RISK:  The  possibility  that the
                                       Fund's  stock  holdings  will  decline in
                                       price  because  of a broad  stock  market
                                       decline.   Markets   generally   move  in
                                       cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

                                       INVESTMENT  STYLE RISK:  The  possibility
                                       that the  market  segment  on which  this
                                       Fund focuses - undervalued  growth stocks
                                       -  will   underperform   other  kinds  of
                                       investments or market averages.

                                       NON-DIVERSIFIED RISK: The Fund may invest
                                       in a small number of companies  which may
                                       increase the  volatility  of the Fund. If
                                       the  companies  in which the Fund invests
                                       perform  poorly,  the Fund  could  suffer
                                       greater   losses  than  if  it  had  been
                                       invested   in   a   greater   number   of
                                       companies.

                                       The Fund may trade  securities  actively,
                                       which  could  increase  its   transaction
                                       costs (thereby  lowering its performance)
                                       and may increase the amount of taxes that
                                       you pay. However,  the portfolio managers
                                       expect that the Fund's  annual  portfolio
                                       turnover  rate will average less than 50%
                                       each  year.   If  the  Fund   invests  in
                                       securities  with  additional  risks,  its
                                       share price volatility  accordingly could
                                       be greater and its performance lower. For
                                       more   information   about  these  risks,
                                       please  see  the  Additional   Investment
                                       Strategies and Risks on page ____.

DESCRIPTION OF THE FUNDS -- OBJECTIVES,               AMSOUTH SELECT EQUITY FUND
RISK/RETURN AND EXPENSES

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below it compares the Fund's performance over time to that of the S&P 500(R) Index, a widely recognized, unmanaged index of common stocks. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

PERFORMANCE BAR CHART AND TABLE
YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
CLASS I SHARES (1,2)

[BAR GRAPH]

1999          -9.86%
2000          12.92%
2001               %
The Fund's total return from 1/1/02 to 9/30/02 was _____%.

Best quarter:
Worst quarter:
---------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending December 31, 2001)(1)
----------------------------------------------

                                          1               SINCE INCEPTION
                                         YEAR                 (9/1/98)
                                       -----------------------------------------
CLASS I SHARES (2)
                                       -----------------------------------------
Return Before Taxes
                                       -----------------------------------------
Return After Taxes on Distributions
                                       -----------------------------------------
Return After Taxes on Distributions
  and Sale of Fund Shares
                                       -----------------------------------------
S&P 500 (R) INDEX
                                       -----------------------------------------


(1) Both charts assume reinvestment of dividends and distributions.


(2) Performance for the Class I Shares, which commenced operations on 12/3/98, is based on the historical performance of the Class A Shares (without sales charge) prior to that date.

The table shows the impact of taxes on the Fund's returns. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after tax returns depend on an investor's tax situation and may differ from those shown. Also note that after tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

DESCRIPTION OF THE FUNDS -- OBJECTIVES,               AMSOUTH SELECT EQUITY FUND
RISK/RETURN AND EXPENSES

As an investor in the Select Equity Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

FEES AND EXPENSES

SHAREHOLDER TRANSACTION EXPENSES                        CLASS I
(EXPENSES PAID BY YOU DIRECTLY)(1)                      SHARES


Maximum Sales Charge (Load) on Purchases                  None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)                      None
--------------------------------------------------------------------------------
Redemption Fee (2)                                        0.00%
                                                --------------------------------
ANNUAL FUND OPERATING EXPENSES                           CLASS I
(FEES PAID FROM FUND ASSETS)                             SHARES
                                                --------------------------------

Management Fee                                            0.80%
--------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fee                   0.00%
--------------------------------------------------------------------------------
Other Expenses (3)
--------------------------------------------------------------------------------
Total Fund Operating Expenses (3)
--------------------------------------------------------------------------------


(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.


(3) Other expenses are being limited to _____ Class I Shares. Total expenses after fee waivers and expense reimbursements Class I Shares are _____. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

EXPENSE EXAMPLE

                             1             3             5              10
                           YEAR          YEARS         YEARS          YEARS
CLASS I SHARES
--------------------------------------------------------------------------------

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

      o    $10,000 investment
      o    5% annual return
      o    no changes in the Fund's operating expenses
      o    redemption at the end of each period


Because actual returns and operating expenses will be different, this example is for comparison only.

DESCRIPTION OF THE FUNDS -- OBJECTIVES,             AMSOUTH ENHANCED MARKET FUND
RISK/RETURN AND EXPENSES

                                       RISK/RETURN SUMMARY


INVESTMENT OBJECTIVE                   The  Fund  seeks  to  produce   long-term
                                       growth of capital by investing  primarily
                                       in  a  diversified  portfolio  of  common
                                       stock  and  securities  convertible  into
                                       common stocks such as  convertible  bonds
                                       and  convertible   preferred  stock.  The
                                       portfolio   manager  does  not  currently
                                       intend    to     purchase     convertible
                                       securities.

PRINCIPAL                              The Fund invests in a broadly diversified
INVESTMENT STRATEGIES                  portfolio    of   S&P   500(R)    stocks,
                                       overweighting   relative   to  their  S&P
                                       weights those that the portfolio  manager
                                       believes  to be  undervalued  compared to
                                       others in the  index.  The Fund  seeks to
                                       maintain risk characteristics  similar to
                                       that  of  the  S&P   500(R)   Index  and,
                                       normally, invests at least 80% of its assets in common stocks drawn from the Index.

                                       The portfolio  manager's  stock selection
                                       process      utilizes      computer-aided
                                       quantitative   analysis.   The  portfolio
                                       manager's  computer models use many types
                                       of data,  but  emphasize  technical  data
                                       such as  price  and  volume  information.
                                       Applying  these  models to stocks  within
                                       the S&P  500(R),  the  portfolio  manager
                                       hopes to  generate  more  capital  growth
                                       than   that  of  the  S&P   500(R).   The
                                       portfolio manager's emphasis on technical
                                       analyses can result in significant shifts
                                       in portfolio holdings at different times.
                                       However,  stringent  risk controls at the
                                       style,   industry  and  individual  stock
                                       levels help ensure the Fund maintains risk characteristics similar to those of the S&P 500(R).

                                       The Fund may also invest in certain other
                                       equity  securities  in  addition to those
                                       described  above.  For  a  more  complete
                                       description of the various  securities in
                                       which the Fund may invest, please see the
                                       Additional   Investment   Strategies  and
                                       Risks on page _____ or consult the SAI.

PRINCIPAL                              Your   investment  in  the  Fund  may  be
INVESTMENT RISKS                       subject to the following principal risks:

                                       MARKET  RISK:  The  possibility  that the
                                       Fund's  stock  holdings  will  decline in
                                       price  because  of a broad  stock  market
                                       decline.   Markets   generally   move  in
                                       cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

                                       INVESTMENT  STYLE RISK:  The  possibility
                                       that the  market  segment  on which  this
                                       Fund  focuses -- stocks in the S&P 500(R)
                                       Index  which  are  primarily   large  cap
                                       companies  --  will  underperform   other
                                       kinds of investments or market averages.

                                       The Fund may trade  securities  actively,
                                       which  could  increase  its   transaction
                                       costs (thereby  lowering its performance)
                                       and may increase the amount of taxes that
                                       you   pay.   If  the  Fund   invests   in
                                       securities  with  additional  risks,  its
                                       share price volatility  accordingly could
                                       be greater and its performance lower. For
                                       more   information   about  these  risks,
                                       please  see  the  Additional   Investment
                                       Strategies and Risks on page ____.

                                       "S&P 500" is a registered service mark of Standard & Poor's Corporation, which does not sponsor and is in no way affiliated with the Fund.

DESCRIPTION OF THE FUNDS -- OBJECTIVES,             AMSOUTH ENHANCED MARKET FUND
RISK/RETURN AND EXPENSES

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below it compares the Fund's performance over time to that of the S&P 500(R) Index, a widely recognized, unmanaged index of common stocks. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

PERFORMANCE BAR CHART AND TABLE
YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 CLASS I SHARES (1,2)

[BAR GRAPH]

-----------------------------------------------------------------------
1999                              21.35%
-----------------------------------------------------------------------
2000                              -8.05%
-----------------------------------------------------------------------
2001                                   %
-----------------------------------------------------------------------
The Fund's total return from 1/1/02 to 9/30/02 was _____%.

Best quarter:
Worst quarter:
-----------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending December 31, 2001)(1)
------------------------------------------------------

                                                  1          SINCE INCEPTION
                                                YEAR             (9/1/98)
                                       -----------------------------------------
CLASS I SHARES(2)
                                       -----------------------------------------
Return Before Taxes

Return After Taxes on Distributions
                                       -----------------------------------------
Return After Taxes on Distributions
  and Sale of Fund Shares
                                       -----------------------------------------
S&P 500 (R) INDEX

                                       -----------------------------------------

(1) Both charts assume reinvestment of dividends and distributions.


(2) Performance for the Class I Shares, which commenced operations on 12/11/98, is based on the historical performance of the Class A Shares (without sales charge) prior to that date.

The table shows the impact of taxes on the Fund's returns. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after tax returns depend on an investor's tax situation and may differ from those shown. Also note that after tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

DESCRIPTION OF THE FUNDS -- OBJECTIVES,             AMSOUTH ENHANCED MARKET FUND
RISK/RETURN AND EXPENSES

As an investor in the Enhanced Market Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

FEES AND EXPENSES

SHAREHOLDER TRANSACTION EXPENSES                       CLASS I
(EXPENSES PAID BY YOU DIRECTLY)(1)                     SHARES

Maximum Sales Charge (Load) on Purchases                None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)                    None
--------------------------------------------------------------------------------
Redemption Fee (2)                                      0.00%
                                                  ------------------------------
ANNUAL FUND OPERATING EXPENSES                         CLASS I
(FEES PAID FROM FUND ASSETS)                           SHARES
                                                  ------------------------------
Management Fee                                          0.45%
--------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fee                 0.00%
--------------------------------------------------------------------------------
Other Expenses (3)
--------------------------------------------------------------------------------
Total Fund Operating Expenses (3)
--------------------------------------------------------------------------------


(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.


(3) Other expenses are being limited to _____ Class I Shares. Total expenses after fee waivers and expense reimbursements Class I Shares are _____. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

EXPENSE EXAMPLE
                             1             3              5              10
                           YEAR          YEARS          YEARS          YEARS
CLASS I SHARES
--------------------------------------------------------------------------------


Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:


      o    $10,000 investment
      o    5% annual return
      o    no changes in the Fund's operating expenses
      o    redemption at the end of each period

Because actual returns and operating expenses will be different, this example is for comparison only.

DESCRIPTION OF THE FUNDS -- OBJECTIVES,                   AMSOUTH LARGE CAP FUND
RISK/RETURN AND EXPENSES

INVESTMENT OBJECTIVE                   The Fund seeks  to provide investors with
                                       long-term capital appreciation.


PRINCIPAL INVESTMENT                   The  Fund  invests  primarily  in  equity
STRATEGIES                             securities of large U.S.  companies  with
                                       market  capitalizations  over $1  billion
                                       that  the  Advisor   believes   have  the
                                       potential to provide capital appreciation
                                       and growth of income.  In choosing stocks
                                       for the  Fund,  the  portfolio  manager's
                                       strategy is to select well  managed  U.S.
                                       companies    that    have    demonstrated
                                       sustained   patterns  of   profitability,
                                       strong balance sheets,  and the potential
                                       to  achieve  predictable,   above-average
                                       earnings  growth.  The portfolio  manager
                                       seeks to diversify  the Fund's  portfolio
                                       within the various  industries  typically
                                       comprising,  what the  portfolio  manager
                                       believes  to  be,  the   classic   growth
                                       segments of the U.S. economy: Technology,
                                       Consumer   Non-Durables,   Health   Care,
                                       Business Equipment and Services, Retail, and Capital Goods. The Fund invests for long-term growth rather than short-term profits.


                                       For a more  complete  description  of the
                                       various  securities in which the Fund may
                                       invest,   please   see   the   Additional
                                       Investment  Strategies  and Risks on page
                                       ___ or consult the SAI.


PRINCIPAL INVESTMENT                   MARKET  RISK:  Stocks  and  other  equity
RISKS                                  securities   fluctuate  in  price,  often
                                       based  on   factors   unrelated   to  the
                                       issuers' value, and such fluctuations can
                                       be   pronounced.   The   value   of  your
                                       investment in the Fund will  fluctuate in
                                       response to movements in the stock market
                                       and   the    activities   of   individual
                                       portfolio companies. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in the share prices of the Fund's holdings or an overall decline in the stock market.

                                       INVESTMENT STYLE RISK: Over time,  growth
                                       companies are expected to increase  their
                                       earnings  at an  above-average  rate.  If
                                       these expectations are not met, the stock
                                       price  can  fall   drastically--even   if
                                       earnings show an absolute increase.


                                       The  risks  and   returns  of   different
                                       industries  can vary  over the  long-term
                                       and  short-term.  Because  of  this,  the
                                       Fund's  performance  could suffer  during
                                       times when the stocks of growth companies
                                       in which it is invested are out of favor.
                                       The Fund may trade  securities  actively,
                                       which  could  increase  its   transaction
                                       costs (thereby  lowering its performance)
                                       and may increase the amount of taxes that
                                       you   pay.   If  the  Fund   invests   in
                                       securities  with  additional  risks,  its
                                       share price volatility  accordingly could
                                       be greater and its performance lower. For
                                       more   information   about  these  risks,
                                       please  see  the  Additional   Investment
                                       Strategies and Risks on page ___.

DESCRIPTION OF THE FUNDS -- OBJECTIVES,                   AMSOUTH LARGE CAP FUND
RISK/RETURN AND EXPENSES

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the Fund's performance over time to that of the S&P 500(R) Index, a widely recognized, unmanaged index of common stocks. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 CLASS I SHARES (1,2) PERFORMANCE BAR CHART AND TABLE

[BAR GRAPH]

1993                  5.6%
1994                  1.78%
1995                 34.99%
1996                 17.63%
1997                 35.93%
1998                 37.83%
1999                 18.84%
2000                 -2.09%
2001                      %

The Fund's total return from 1/1/02 to 9/30/02 was ______%.

Best quarter:
Worst quarter:
----------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending December 31, 2001)(1)
---------------------------------------------

                                                                  SINCE
                                 1 YEAR   5 YEARS   10 YEARS    INCEPTION
                                                                 (8/3/92)
                               -------------------------------------------------
CLASS I SHARES (2)
                               -------------------------------------------------
Return Before Taxes
                               -------------------------------------------------
Return After Taxes on
 Distributions
                               -------------------------------------------------
Return After Taxes on
 Distributions and Sale
 of Fund Shares
                               -------------------------------------------------
S&P 500(R) INDEX
--------------------------------------------------------------------------------


(1) Both charts assume reinvestment of dividends and distributions.


(2) Performance for the Class I Shares, which commenced operations on 12/14/98, is based on the historical performance of the Class A Shares (without sales charge) prior to that date.

The table shows the impact of taxes on the Fund's returns. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after tax returns depend on an investor's tax situation and may differ from those shown. Also note that after tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

DESCRIPTION OF THE FUNDS -- OBJECTIVES,                   AMSOUTH LARGE CAP FUND
RISK/RETURN AND EXPENSES

As an investor in the Large Cap Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

FEES AND EXPENSES


 SHAREHOLDER TRANSACTION EXPENSES                          CLASS I SHARES
 (EXPENSES PAID BY YOU DIRECTLY)(1)
 Maximum Sales Charge (Load) on Purchases                       None
 ------------------------------------------------------------------------------
 Maximum Deferred Sales Charge (Load)                           None
 ------------------------------------------------------------------------------
 Redemption Fee(2)                                              0.00%
 ------------------------------------------------------------------------------

 ANNUAL FUND OPERATING EXPENSES                            CLASS I SHARES
 (FEES PAID FROM FUND ASSETS)
 Management Fee                                                 0.80%
 ------------------------------------------------------------------------------
 Distribution and/or Service (12b-1) Fee                        None
 ------------------------------------------------------------------------------
 Other Expenses(3)
 ------------------------------------------------------------------------------
 Total Fund Operating Expenses(3)
 ------------------------------------------------------------------------------


(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.


(3) Other expenses are being limited to _____ Class I Shares. Total expenses after fee waivers and expense reimbursements Class I Shares are _____. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.


Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

      o    $10,000 investment
      o    5% annual return
      o    no changes in the Fund's operating expenses
      o    redemption at the end of each time period


Because actual returns and operating expenses will be different, this example is for comparison only.

EXPENSE EXAMPLE


                              1           3             5             10
                            YEAR        YEARS         YEARS         YEARS
CLASS I SHARES(2)
--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,              AMSOUTH CAPITAL GROWTH FUND
RISK/RETURN AND EXPENSES


                                       RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE                   The Fund seeks to provide  investors with
                                       capital growth.

PRINCIPAL INVESTMENT                   The  Fund  invests  primarily  in  equity
STRATEGIES                             securities of U.S.  companies with market
                                       capitalizations  of at least $500 million
                                       that   the   Advisor    believes    offer
                                       opportunities for capital appreciation and growth of earnings. The Fund also may invest in medium-sized companies.

                                       In  choosing  stocks  for the  Fund,  the
                                       portfolio    manager   first   identifies
                                       industries  that it believes  will expand
                                       over the next few  years or  longer.  The
                                       portfolio  manager then uses  fundamental
                                       analysis of company financial  statements
                                       to find large U.S. companies within these
                                       industries  that  offer the  prospect  of
                                       solid  earnings  growth.   The  portfolio
                                       manager also may consider  other  factors
                                       in  selecting  investments  for the Fund,
                                       including  the   development  of  new  or
                                       improved     products    or     services,
                                       opportunities  for greater  market share,
                                       more effective  management or other signs
                                       that the company  will have  greater than
                                       average   earnings   growth  and  capital
                                       appreciation.

                                       For a more  complete  description  of the
                                       various  securities in which the Fund may
                                       invest,   please   see   the   Additional
                                       Investment  Strategies  and Risks on page
                                       __ or consult the SAI.

PRINCIPAL INVESTMENT RISKS             MARKET  RISK:  Stocks  and  other  equity
                                       securities   fluctuate  in  price,  often
                                       based  on   factors   unrelated   to  the
                                       issuers' value, and such fluctuations can
                                       be   pronounced.   The   value   of  your
                                       investment in the Fund will  fluctuate in
                                       response to movements in the stock market
                                       and   the    activities   of   individual
                                       portfolio companies. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in the share prices of the Fund's holdings or an overall decline in the stock market.

                                       INVESTMENT   STYLE  RISK:  The  Fund  may
                                       invest in  medium-sized  companies  which
                                       carry   additional  risks  because  their
                                       earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. Over time, growth companies are expected to increase their earnings at an above-average rate. If these expectations are not met, the stock price can fall drastically -- even if earnings show an absolute increase.

                                       NON-DIVERSIFIED   RISK:   The   Fund   is
                                       non-diversified  and may invest a greater
                                       percentage  of its assets in a particular
                                       company   compared   with  other   funds.
                                       Accordingly,  the Fund's portfolio may be
                                       more  sensitive  to changes in the market
                                       value of a single  company  or  industry.
                                       The Fund may trade  securities  actively,
                                       which could increase in transaction costs
                                       (thereby  lowering its  performance)  and
                                       may increase the amount of taxes that you
                                       pay.  If the Fund  invests in  securities
                                       with  additional  risks,  its share price
                                       volatility  accordingly  could be greater
                                       and  its  performance   lower.  For  more
                                       information about these risks, please see the Additional Investment Strategies and Risks on page ___.

DESCRIPTION OF THE FUNDS -- OBJECTIVES,              AMSOUTH CAPITAL GROWTH FUND
RISK/RETURN AND EXPENSES

The bar chart and table show how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the Fund's performance over time to that of the S&P 500(R) Index, a widely recognized, unmanaged index of common stocks. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 CLASS I SHARES (1,2,3) PERFORMANCE BAR CHART AND TABLE

[BAR GRAPH]

1992                6.49%
1993                3.48%
1994               -0.42%
1995               30.42%
1996               22.25%
1997               29.68%
1998                32.4%
1999               22.09%
2000                -0.4%
2001                    %
The Fund's total return from 1/1/02 to 9/30/02 was ______%.

Best quarter:
Worst quarter:
-----------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending December 31, 2001)(1,2)
-----------------------------------------------

                                 1 YEAR    5 YEARS    10 YEARS   SINCE INCEPTION
                                                                   (12/31/80)
                              --------------------------------------------------
CLASS I SHARES(2)
                              --------------------------------------------------
Return Before Taxes
                              --------------------------------------------------
Return After Taxes on
 Distributions
                              --------------------------------------------------
Return After Taxes on
 Distributions and Sale
 of Fund Shares
                              --------------------------------------------------
S&P 500(R) INDEX
--------------------------------------------------------------------------------


(1) Both charts assume reinvestment of dividends and distributions.


(2) The Capital Growth Fund commenced operations on 4/1/96 through a transfer of assets from collective trust fund accounts managed by the Advisor, using materially equivalent investment objectives, policies and methodologies as the Fund. The quoted performance of the Fund includes the performance of these trust accounts for periods prior to the Fund's commencement of operations, as adjusted to reflect the expenses associated with the Fund. The trust accounts were not registered with the Securities and Exchange Commission and were not subject to the investment restrictions imposed by law on registered mutual funds. If these trust accounts had been registered, their returns may have been lower.

(3) Performance for the Class I Shares, which commenced operations on 10/3/97, is based on the historical performance of the Class A Shares (without sales charge) prior to that date.

DESCRIPTION OF THE FUNDS -- OBJECTIVES,              AMSOUTH CAPITAL GROWTH FUND
RISK/RETURN AND EXPENSES

The table shows the impact of taxes on the Fund's returns. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after tax returns depend on an investor's tax situation and may differ from those shown. Also note, that after tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

DESCRIPTION OF THE FUNDS -- OBJECTIVES,              AMSOUTH CAPITAL GROWTH FUND
RISK/RETURN AND EXPENSES

As an investor in the Capital Growth Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

FEES AND EXPENSES

SHAREHOLDER TRANSACTION EXPENSES                            CLASS I
(EXPENSES PAID BY YOU DIRECTLY)(1)                          SHARES


Maximum Sales Charge (Load) on Purchases                     None
----------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)                         None
----------------------------------------------------------------------
Redemption Fee(2)                                            0.00%
----------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES                              CLASS I
(FEES PAID FROM FUND ASSETS)                                SHARES


Management Fee                                               0.80%
----------------------------------------------------------------------
Distribution and/or Service (12b-1) Fee                      None
----------------------------------------------------------------------
Other Expenses(3)
----------------------------------------------------------------------
Total Fund Operating Expenses(3)
----------------------------------------------------------------------


(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.


(3) Other expenses are being limited to _____ Class I Shares. Total expenses after fee waivers and expense reimbursements Class I Shares are _____. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

      o    $10,000 investment
      o    5% annual return - no changes in the Fund's operating expenses
      o    redemption at the end of each time period

Because actual returns and operating expenses will be different, this example is for comparison only.

EXPENSE EXAMPLE

                             1           3             5             10
                           YEAR        YEARS         YEARS         YEARS
CLASS I SHARES(2)
--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,                     AMSOUTH MID CAP FUND
RISK/RETURN AND EXPENSES

                                       RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE                   The Fund seeks to provide  investors with
                                       capital appreciation.

PRINCIPAL INVESTMENT                   The Fund invests in a broadly diversified
STRATEGIES                             portfolio  of S&P Mid-Cap 400 Index ("S&P
                                       400") stocks,  overweighting  relative to
                                       their  S&P 400  weights  those  that  the
                                       portfolio    manager   believes   to   be
                                       undervalued compared to others in the index. The Fund seeks to maintain risk characteristics similar to that of the S&P 400 and, normally, invests at least
                                       80% of its assets in common stocks drawn from the Index.

                                       The portfolio  manager's  stock selection
                                       process      utilizes      computer-aided
                                       quantitative   analysis.   The  portfolio
                                       manager's  computer models use many types
                                       of data,  but  emphasize  technical  data
                                       such as  price  and  volume  information.
                                       Applying  these  models to stocks  within
                                       the S&P 400, the portfolio  manager hopes
                                       to generate more capital growth than that
                                       of the S&P 400. The  portfolio  manager's
                                       emphasis on technical analyses can result
                                       in   significant   shifts  in   portfolio
                                       holdings at different times. However, stringent risk controls at the style, industry and individual stock levels are intended to help the Fund maintain risk characteristics similar to those of the S&P 400.

                                       "S&P 400" is a registered service mark of Standard & Poor's, which does not sponsor and is in no way affiliated with the Fund.

                                       For a more  complete  description  of the
                                       various  securities in which the Fund may
                                       invest   please   see   the    Additional
                                       Investment  Strategies  and Risks on page
                                       ___ or consult the SAI.

PRINCIPAL INVESTMENT RISKS             MARKET  RISK:  Stocks  and  other  equity
                                       securities   fluctuate  in  price,  often
                                       based  on   factors   unrelated   to  the
                                       issuers' value, and such fluctuations can
                                       be   pronounced.   The   value   of  your
                                       investment in the Fund will  fluctuate in
                                       response to movements in the stock market
                                       and   the    activities   of   individual
                                       portfolio companies. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in share prices of the Fund's holdings or an overall decline in the stock market.

                                       INVESTMENT  STYLE RISK:  The Fund invests
                                       in   mid-cap    companies   which   carry
                                       additional    risks.    These   companies
                                       typically have less predictable  earnings
                                       than   larger    companies    and   their
                                       securities  trade less  frequently and in
                                       more limited volume than those of larger,
                                       more established companies.  As a result,
                                       mid-cap stocks and thus the Fund's shares
                                       may   fluctuate   more  in   value   than
                                       larger-cap stocks and funds that focus on them.

                                       The Fund may trade  securities  actively,
                                       which  could  increase  its   transaction
                                       costs (thereby  lowering its performance)
                                       and may increase the amount of taxes that
                                       you   pay.   If  the  Fund   invests   in
                                       securities with additional risks, its share price volatility accordingly could be greater and its performance lower.

                                       For more  information  about these risks,
                                       please  see  the  Additional   Investment
                                       Strategies and Risks on page ___.

DESCRIPTION OF THE FUNDS -- OBJECTIVES,                     AMSOUTH MID CAP FUND
RISK/RETURN AND EXPENSES

The bar chart and table on this page show how the Fund has performed. The bar chart shows the performance of the Fund's Class I Shares for its first full calendar year of operations. The table below it compares the Fund's performance over time to that of the S&P Mid-Cap 400(R) Index, a widely recognized, unmanaged index of 400 domestic stocks. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 CLASS I SHARES(1) PERFORMANCE BAR CHART AND TABLE

[BAR GRAPH]

2000               -14.91%
2001                     %
The Fund's total return from 1/1/02 to 9/30/02 was _____%.

Best quarter:
Worst quarter:
----------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending December 31, 2001)(1)
---------------------------------------------

                                      1 YEAR          SINCE INCEPTION
                                                         (5/4/99)
                                  ----------------------------------------------
CLASS I SHARES
                                  ----------------------------------------------
Return Before Taxes
                                  ----------------------------------------------
Return After Taxes on
 Distributions                    ----------------------------------------------
Return After Taxes on
 Distributions and Sale
 of Fund Shares
                                  ----------------------------------------------
S&P MID-CAP 400(R) INDEX
                                  ----------------------------------------------
S&P 500(R)INDEX (2)
--------------------------------------------------------------------------------

(1) Both charts assume reinvestment of dividends and distributions.

(2) The S&P 500(R) Index is a widely recognized, unmanaged index of common stock. The Fund has changed its benchmark from the S&P 500(R) Index to the S&P Mid Cap 400(R) Index in order to provide a more appropriate market comparison for the Fund's performance.

The table shows the impact of taxes on the Fund's returns. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after tax returns depend on an investor's tax situation and may differ from those shown. Also note that after tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

DESCRIPTION OF THE FUNDS -- OBJECTIVES,                     AMSOUTH MID CAP FUND
RISK/RETURN AND EXPENSES

As an investor in the Mid Cap Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

FEES AND EXPENSES

 SHAREHOLDER TRANSACTION EXPENSES                        CLASS I
 (EXPENSES PAID BY YOU DIRECTLY)(1)                      SHARES


 Maximum Sales Charge (Load) on Purchases                 None
 -------------------------------------------------------------------
 Maximum Deferred Sales Charge (Load)                     None
 -------------------------------------------------------------------
 Redemption Fee(2)                                        0.00%
 -------------------------------------------------------------------

 ANNUAL FUND OPERATING EXPENSES                          CLASS I
 (FEES PAID FROM FUND ASSETS)                            SHARES


 Management Fee                                           1.00%
 -------------------------------------------------------------------
 Distribution and/or Service (12b-1) Fee                  None
 -------------------------------------------------------------------
 Other Expenses(3)
 -------------------------------------------------------------------
 Total Fund Operating Expenses(3)
 -------------------------------------------------------------------

(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

(3) Other expenses are being limited to _____ Class I Shares. Total expenses after fee waivers and expense reimbursements Class I Shares are _____. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.


Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

      o    $10,000 investment
      o    5% annual return
      o    no changes in the Fund's operating expenses
      o    redemption at the end of each time period

Because actual returns and operating expenses will be different, this example is for comparison only.

EXPENSE EXAMPLE


                                1           3             5           10
                              YEAR        YEARS         YEARS        YEARS
CLASS I SHARES(2)
--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,                   AMSOUTH SMALL CAP FUND
RISK/RETURN AND EXPENSES

                                       RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE                   The Fund seeks  capital  appreciation  by
                                       investing   primarily  in  a  diversified
                                       portfolio of securities consisting of common stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stocks.
                                       Any current income generated from these securities is incidental.

PRINCIPAL                              The  Fund  invests  primarily  in  common
INVESTMENT STRATEGIES                  stocks   of    companies    with   market
                                       capitalizations at the time of purchase in the range of companies in the Russell
                                       2000(R) Growth Index  (currently  between
                                       $50 million and $2 billion).

                                       In  managing  the Fund's  portfolio,  the
                                       portfolio manager seeks smaller companies
                                       with   above-average   growth  potential.
                                       Factors the portfolio  manager  typically
                                       considers   in    selecting    individual
                                       securities  include  positive  changes in
                                       earnings  estimates  for  future  growth,
                                       higher than market average profitability,
                                       a  strategic  position  in a  specialized
                                       market,   earnings  growth   consistently
                                       above market, and fundamental value.


                                       The Fund may also invest in certain other
                                       equity  securities  in  addition to those
                                       described  above.  For  a  more  complete
                                       description of the various  securities in
                                       which the Fund may invest, please see the
                                       Additional   Investment   Strategies  and
                                       Risks on page _____ or consult the SAI.


PRINCIPAL INVESTMENT RISKS             Your   investment  in  the  Fund  may  be
                                       subject to the following principal risks:

                                       MARKET  RISK:  The  possibility  that the
                                       Fund's  stock  holdings  will  decline in
                                       price  because  of a broad  stock  market
                                       decline.   Markets   generally   move  in
                                       cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

                                       SMALL COMPANY RISK: Investing in smaller,
                                       lesser-known  companies  involves greater
                                       risk  than  investing  in those  that are
                                       more   established.   A  small  company's
                                       financial well-being may, for example, depend heavily on just a few products or services. In addition, investors may have limited flexibility to buy or sell small company stocks, which tend to trade less frequently than those of larger firms

                                       INVESTMENT STYLE RISK: The possibility that the market segment on which this Fund focuses -- small company growth stocks -- will under perform other kinds of investments or market averages.


                                       The Fund may trade  securities  actively,
                                       which  could  increase  its   transaction
                                       costs (thereby  lowering its performance)
                                       and may increase the amount of taxes that
                                       you   pay.   If  the  Fund   invests   in
                                       securities  with  additional  risks,  its
                                       share price volatility  accordingly could
                                       be greater and its performance lower. For
                                       more   information   about  these  risks,
                                       please   seethe   Additional   Investment
                                       Strategies and Risks on page _____.

DESCRIPTION OF THE FUNDS -- OBJECTIVES,                   AMSOUTH SMALL CAP FUND
RISK/RETURN AND EXPENSES

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the performance of the Fund's Class I Shares over time to that of the Russell Growth 2000(R) Index, a recognized, unmanaged index of common stocks of small- to mid-sized companies. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 CLASS I SHARES(1) PERFORMANCE BAR CHART AND TABLE

[BAR GRAPH]

1999                16.24%
2000                18.94%
2001                     %
The Fund's total return from 1/1/02 to 9/30/02 was ______%.

Best quarter:
Worst quarter:
----------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending December 31, 2001)(1)
---------------------------------------------

                                        1 YEAR       SINCE INCEPTION
                                                        (5/4/99)
                                   ---------------------------------------------
CLASS I SHARES
                                   ---------------------------------------------
Return Before Taxes
                                   ---------------------------------------------
Return After Taxes on
 Distributions
                                   ---------------------------------------------
Return After Taxes on
 Distributions and Sale
 of Fund Shares
                                   ---------------------------------------------
RUSSELL 2000 (R) GROWTH INDEX
--------------------------------------------------------------------------------


(1) Both charts assume reinvestment of dividends and distributions.


The table shows the impact of taxes on the Fund's returns. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after tax returns depend on an investor's tax situation and may differ from those shown. Also note that after tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

DESCRIPTION OF THE FUNDS -- OBJECTIVES,                   AMSOUTH SMALL CAP FUND
RISK/RETURN AND EXPENSES

As an investor in the Small Cap Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

FEES AND EXPENSES


SHAREHOLDER TRANSACTION EXPENSES                        CLASS I
(EXPENSES PAID BY YOU DIRECTLY)(1)                      SHARES


Maximum Sales Charge (Load) on Purchases                 None
-----------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)                     None
-----------------------------------------------------------------------------
Redemption Fee (2)                                       0.00%

ANNUAL FUND OPERATING EXPENSES                          CLASS I
(FEES PAID FROM FUND ASSETS)                            SHARES


Management Fee                                           1.20%
-----------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fee                  None
-----------------------------------------------------------------------------
Other Expenses(3)
-----------------------------------------------------------------------------
Total Fund Operating Expenses(3)
-----------------------------------------------------------------------------


(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.


(3) Other expenses are being limited to _____ Class I Shares. Total expenses after fee waivers and expense reimbursements Class I Shares are _____. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

EXPENSE EXAMPLE

                                1           3            5            10
                              YEAR        YEARS        YEARS         YEARS
   CLASS I SHARES
   -----------------------------------------------------------------------------


Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

      o    $10,000 investment
      o    5% annual return
      o    no changes in the Fund's operating expenses
      o    redemption at the end of each time period

Because actual returns and operating expenses will be different, this example is for comparison only.

DESCRIPTION OF THE FUNDS -- OBJECTIVES,        AMSOUTH INTERNATIONAL EQUITY FUND
RISK/RETURN AND EXPENSES

                                       RISK/RETURN SUMMARY


INVESTMENT OBJECTIVE                   The Fund seeks to provide  investors with
                                       capital appreciation.

PRINCIPAL                              The Fund seeks to achieve  its  objective
INVESTMENT STRATEGIES                  by  investing  in  the  stocks  of  large
                                       non-U.S.   companies   that  the   Fund's
                                       Sub-Advisor,  Dimensional  Fund  Advisors
                                       Inc.  ("Dimensional"),  determines  to be
                                       value  stocks  at the  time of  purchase.
                                       Securities  are  considered  value stocks
                                       primarily because a company's shares have
                                       a high book  value in  relation  to their
                                       market value (a "book to market  ratio").
                                       In  assessing   value,   Dimensional  may
                                       consider additional factors such as price
                                       to cash flow or price to earnings  ratios
                                       as  well  as  economic   conditions   and
                                       developments  in the  issuer's  industry.
                                       The   criteria   Dimensional   uses   for
                                       assessing value are subject to change from time to time.

                                       Dimensional    believes    that    equity
                                       investing should involve a long-term view
                                       and a focus on asset class selection, not
                                       stock  picking.  It  places  priority  on
                                       limiting expenses, portfolio turnover and
                                       trading  costs.  Generally,   Dimensional
                                       structures  a  portfolio  by: 1) starting
                                       with  a  universe   of   securities,   2)
                                       creating a sub-set of  companies  meeting
                                       Dimensional's  investment guidelines,  3)
                                       excluding    certain    companies   after
                                       analyzing    various   factors   and   4)
                                       purchasing  stocks  so the  portfolio  is
                                       generally market capitalization  weighted
                                       within countries.

                                       The Fund  invests  in the stocks of large
                                       companies  in  countries  with  developed
                                       markets.  Under normal market conditions,
                                       the Fund invests in  companies  organized
                                       or having a majority  of their  assets in
                                       or deriving a majority of their operating
                                       income   in  at  least   three   non-U.S.
                                       countries,  and no more  than  40% of the
                                       Fund's   assets  are   invested  in  such
                                       companies  in any one  country.  The Fund
                                       seeks to  invest in  companies  having at
                                       least    $800     million    of    market
                                       capitalization,     and    to    purchase
                                       securities  on  a  market  capitalization
                                       weighted  basis  within  each  applicable
                                       country. Dimensional may reset such floor
                                       from  time to time  to  reflect  changing
                                       market conditions. Dimensional, using its
                                       best  judgment,  will seek to set country
                                       weights  based  on  the  relative  market
                                       capitalization  of companies  within each
                                       country.  As a result,  the  weighting of
                                       certain  countries  in the  Fund may vary
                                       from  their  weighting  in  international
                                       indices  such as those  published by FTSE
                                       International,   Morgan  Stanley  Capital
                                       International or Salomon/Smith Barney.

                                       For a more  complete  description  of the
                                       various  securities  in  which a Fund may
                                       invest,   please   see   the   Additional
                                       Investment  Strategies  and Risks on page
                                       ____ or consult the SAI.

DESCRIPTION OF THE FUNDS -- OBJECTIVES,        AMSOUTH INTERNATIONAL EQUITY FUND
RISK/RETURN AND EXPENSES

PRINCIPAL                              MARKET RISK: The Fund's  performance will
INVESTMENT RISKS                       be influenced  by  political,  social and
                                       economic factors  affecting  companies in
                                       foreign  countries.   The  securities  of
                                       foreign issuers fluctuate in price, often
                                       based  on   factors   unrelated   to  the
                                       issuers' value, and such fluctuations can be pronounced.

                                       FOREIGN    INVESTMENT    RISK:    Foreign
                                       securities  include special risks such as
                                       exposure to currency fluctuations, a lack
                                       of    adequate    company    information,
                                       political   instability,   and  differing
                                       auditing and legal standards. The Fund generally does not hedge foreign currency risk. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in the share prices of the Fund's holdings or an overall decline in the stock markets of the foreign countries in which the Fund is invested.

                                       NON-DIVERSIFIED  RISK:  Though  currently
                                       diversified,     the    Fund    may    be
                                       non-diversified  and may invest a greater
                                       percentage  of its assets in a particular
                                       company   compared   with  other   funds.
                                       Accordingly, the Fund's portfolio may be more sensitive to changes in the market value of a single company or industry.

                                       The  Fund   may   trade   securities   to
                                       implement  its   strategy,   which  could
                                       increase its  transaction  costs (thereby
                                       lowering   its   performance)   and   may
                                       increase  the  amount  of taxes  that you
                                       pay.  If the Fund  invests in  securities
                                       with  additional  risks,  its share price
                                       volatility  accordingly  could be greater
                                       and  its  performance   lower.

                                       For more  information  about these risks,
                                       please  see  the  Additional   Investment
                                       Strategies and Risks on page ____.

DESCRIPTION OF THE FUNDS -- OBJECTIVES,        AMSOUTH INTERNATIONAL EQUITY FUND
RISK/RETURN AND EXPENSES

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the Fund's performance over time to that of Morgan Stanley Capital International Europe, Australasia, Far East ("EAFE") Index, a widely recognized, unmanaged index of foreign securities representing major non-U.S. stock markets. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

PERFORMANCE BAR CHART AND TABLE
YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 CLASS I SHARES(1,2)

[BAR GRAPH]


1998                    9.48%
1999                   26.72%
2000                  -11.39%
2001                        %

The Fund's total return from 1/1/02 to 9/30/02 was _____%.


Best quarter:
Worst quarter:
----------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending December 31, 2001)(1)
---------------------------------------------

                                    1             SINCE INCEPTION
                                   YEAR              (8/15/97)
                              --------------------------------------------------
CLASS I SHARES(2)
                              --------------------------------------------------
Return Before Taxes
                              --------------------------------------------------
Return After Taxes
 on Distributions
                              --------------------------------------------------
Return After Taxes on
 Distributions and Sale
 of Fund Shares
                              --------------------------------------------------
EAFE INDEX
                              --------------------------------------------------


(1) Both charts assume reinvestment of dividends and distributions.


(2) Performance for the Class I Shares, which commenced operations on 12/14/98, is based on the historical performance of the Class A Shares (without sales charge) prior to that date.

The table shows the impact of taxes on the Fund's returns. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after tax returns depend on an investor's tax situation and may differ from those shown. Also note that after tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

DESCRIPTION OF THE FUNDS -- OBJECTIVES,        AMSOUTH INTERNATIONAL EQUITY FUND
RISK/RETURN AND EXPENSES

As an investor in the International Equity Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

FEES AND EXPENSES

SHAREHOLDER TRANSACTION EXPENSES                              CLASS I
(EXPENSES PAID BY YOU DIRECTLY)(1)                            SHARES


Maximum Sales Charge (Load) on Purchases                        None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)                            None
--------------------------------------------------------------------------------
Redemption Fee(2)                                              0.00%


ANNUAL FUND OPERATING EXPENSES                                CLASS I
(FEES PAID FROM FUND ASSETS)                                  SHARES


Management Fee                                                 1.25%
--------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fee                        None
--------------------------------------------------------------------------------
Other Expenses(3)
--------------------------------------------------------------------------------
Total Fund Operating Expenses(3)
--------------------------------------------------------------------------------

(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

(3) Other expenses are being limited to _____ Class I Shares. Total expenses after fee waivers and expense reimbursements Class I Shares are _____. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

EXPENSE EXAMPLE

                                1            3             5             10
                              YEAR         YEARS         YEARS         YEARS
CLASS I SHARES
--------------------------------------------------------------------------------


Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

      o    $10,000 investment
      o    5% annual return
      o    no changes in the Fund's operating expenses
      o    redemption at the end of each period

Because actual returns and operating expenses will be different, this example is for comparison only.

DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES        OVERVIEW


                                       HYBRID FUNDS

                                       These  Funds   invest  in  a  mixture  of
                                       different  types  of  securities  such as
                                       stocks,    bonds   and    money    market
                                       instruments.

                                       While the Balanced Fund invests  directly
                                       in securities,  Strategic  Portfolios are
                                       "funds  of  funds"   which  will   invest
                                       substantially  all  of  their  assets  in
                                       Class I  Shares  of  other  Funds  of the
                                       AmSouth  Funds   (Underlying   Funds)  as
                                       described herein.

WHO MAY WANT TO INVEST?                Consider  investing in these Funds if you
                                       are:

                                       o    seeking   the   benefits   of  asset
                                            allocation    and   risk    reducing
                                            diversification

                                       Consider   investing  in  the   Strategic
                                       Portfolios if you are:

                                       o    seeking investment  professionals to
                                            select and  maintain a portfolio  of
                                            mutual  funds for you

                                       o    seeking  to spread  your  investment
                                            among many  different  mutual  funds
                                            that  match your goals in one simple
                                            package

                                       These Funds may not be appropriate if you are:

                                       o    pursuing   a   short-term   goal  or
                                            investing emergency reserves

                                       o    uncomfortable   with  an  investment
                                            that will fluctuate in value

DESCRIPTION OF THE FUNDS -- OBJECTIVES,                    AMSOUTH BALANCED FUND
RISK/RETURN AND EXPENSES

                                       RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE                   The  Fund   seeks  to  obtain   long-term
                                       capital  growth and produce a  reasonable
                                       amount  of  current   income   through  a
                                       moderately      aggressive     investment
                                       strategy.

PRINCIPAL                              The Fund invests in a broadly diversified
INVESTMENT STRATEGIES                  portfolio  of equity and debt  securities
                                       consisting primarily of common stocks and bonds.

                                       The Fund normally  invests between 45-75%
                                       of its assets in equity securities and at
                                       least 25% of its  assets in  fixed-income
                                       securities.  The  portion  of the  Fund's
                                       assets   invested   in  equity  and  debt
                                       securities   will  vary   depending  upon
                                       economic conditions, the general level of
                                       stock  prices,  interest  rates and other
                                       factors,  including the risks  associated
                                       with each  investment.  The Fund's equity
                                       investments  consist of common  stocks of
                                       companies  that  the  portfolio   manager
                                       believes  are   undervalued  and  have  a
                                       favorable   outlook  or  are   reasonably
                                       priced  with  the  potential  to  produce
                                       above-average earnings growth. The Fund's
                                       fixed-income      investments     consist
                                       primarily of  "high-grade"  bonds,  notes
                                       and      debentures.      The     average
                                       dollar-weighted     maturity    of    the
                                       fixed-income   portion   of  the   Fund's
                                       portfolio will range from one to thirty years.

                                       In  managing  the  equity  portion of the
                                       Fund,   the  portfolio   manager  uses  a
                                       variety    of    economic    projections,
                                       quantitative  techniques,   and  earnings
                                       projections  in  formulating   individual
                                       stock  purchase and sale  decisions.  The
                                       portfolio  manager  selects   investments
                                       that he believes have basic investment value which will eventually be recognized by other investors. In addition, the portfolio manager may identify companies with a history of above-average growth or companies that are expected to enter periods of above-average growth or are positioned in emerging growth industries.

                                       In managing the fixed  income  portion of
                                       the  Fund's   portfolio,   the  portfolio
                                       manager  uses  a  "top  down"  investment
                                       management   approach   focusing   on   a
                                       security's   maturity.    The   portfolio
                                       manager sets, and continually  adjusts, a
                                       target for the interest rate  sensitivity
                                       of the Fund based upon expectations about
                                       interest   rates   and   other   economic
                                       factors.   The  portfolio   manager  then
                                       selects   individual   securities   whose
                                       maturities fit this target and which are deemed to be the best relative values.


                                       The Fund may also invest in certain other
                                       equity and debt securities in addition to
                                       those   described   above.   For  a  more
                                       complete   description   of  the  various
                                       securities  in which the Fund may invest,
                                       please  see  the  Additional   Investment
                                       Strategies  and  Risks  on page  _____ or
                                       consult  the   Statement  of   Additional
                                       Information ("SAI").

DESCRIPTION OF THE FUNDS -- OBJECTIVES,                    AMSOUTH BALANCED FUND
RISK/RETURN AND EXPENSES

PRINCIPAL                              Your   investment  in  the  Fund  may  be
INVESTMENT RISKS                       subject to the following principal risks:

                                       MARKET  RISK:  The  possibility  that the
                                       Fund's  stock  holdings  will  decline in
                                       price  because  of a broad  stock  market
                                       decline.   Markets   generally   move  in
                                       cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

                                       INVESTMENT STYLE RISK: The possibility that the market segment on which the equity portion of this Fund focuses -- value and growth stocks -- will under perform other kinds of investments or market averages.

                                       INTEREST RATE RISK: The possibility that the value of the Fund's investments will decline due to an increase in interest rates. Generally, an increase in the average maturity of the fixed income portion of the Fund will make it more sensitive to interest rate risk.

                                       CREDIT  RISK:  The  possibility  that  an
                                       issuer  cannot make timely  interest  and
                                       principal    payments    on   its    debt
                                       securities, such as bonds. The lower a security's rating, the greater its credit risk.


                                       The Fund may trade  securities  actively,
                                       which  could  increase  its   transaction
                                       costs (thereby  lowering its performance)
                                       and may increase the amount of taxes that
                                       you   pay.   If  the  Fund   invests   in
                                       securities  with  additional  risks,  its
                                       share price volatility  accordingly could
                                       be greater and its performance lower. For
                                       more   information   about  these  risks,
                                       please  see  the  Additional   Investment
                                       Strategies and Risks on page _____.

DESCRIPTION OF THE FUNDS -- OBJECTIVES,                    AMSOUTH BALANCED FUND
RISK/RETURN AND EXPENSES

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the Fund's performance over time to that of the S&P 500(R) Index, a widely recognized, unmanaged index of common stocks, and the Lehman Brothers Government/Credit Bond Index, an unmanaged index representative of the total return of government and corporate bonds. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

PERFORMANCE BAR CHART AND TABLE
YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
CLASS I SHARES(1, 2)

[BAR GRAPH]

1992                    8.72%
1993                   14.37%
1994                   -0.39%
1995                   23.51%
1996                    9.72%
1997                   20.95%
1998                   13.42%
1999                    1.51%
2000                   10.37%
2001                        %
---------------------------------------------
The Fund's total return from 1/1/02 to 9/30/02 was ______%.

Best quarter:
Worst quarter:
----------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending December 31, 2001)(1)
---------------------------------------------

                                         1           5          SINCE INCEPTION
                                       YEAR        YEARS           (12/19/91)
                                     -------------------------------------------
CLASS I SHARES(2)
                                     -------------------------------------------
Return Before Taxes
                                     -------------------------------------------
Return After Taxes on
 Distributions
                                     -------------------------------------------
Return After Taxes on
 Distributions and Sale
 of Fund Shares
                                     -------------------------------------------
S&P 500 (R) INDEX
                                     -------------------------------------------
LEHMAN BROTHERS GOVERNMENT/CREDIT
BOND INDEX
--------------------------------------------------------------------------------


(1) Both charts assume reinvestment of dividends and distributions.

(2) Performance for the Class I Shares, which commenced operations on 9/2/97, is based on the historical performance of the Class A Shares (without sales charge) prior to that date.


The table shows the impact of taxes on the Fund's returns. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A

DESCRIPTION OF THE FUNDS -- OBJECTIVES,                    AMSOUTH BALANCED FUND
RISK/RETURN AND EXPENSES

higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after tax returns depend on an investor's tax situation and may differ from those shown. Also note that after tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

DESCRIPTION OF THE FUNDS -- OBJECTIVES,                    AMSOUTH BALANCED FUND
RISK/RETURN AND EXPENSES

As an investor in the Balanced Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.


SHAREHOLDER TRANSACTION EXPENSES                       CLASS I
(EXPENSES PAID BY YOU DIRECTLY)(1)                     SHARES


Maximum Sales Charge (Load) on Purchases                None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)                    None
--------------------------------------------------------------------------------
Redemption Fee(2)                                       0.00%

ANNUAL FUND OPERATING EXPENSES                         CLASS I
(FEES PAID FROM FUND ASSETS)                           SHARES


Management Fee                                          0.80%
--------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fee                 0.00%
--------------------------------------------------------------------------------
Other Expenses(3)
--------------------------------------------------------------------------------
Total Fund Operating Expenses(3)
--------------------------------------------------------------------------------

(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

(3) Other expenses are being limited to _____ Class I Shares. Total expenses after fee waivers and expense reimbursements Class I Shares are _____. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

EXPENSE EXAMPLE

                            1         3           5           10
                          YEAR      YEARS       YEARS       YEARS
CLASS I SHARES
--------------------------------------------------------------------------------


Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

      o    $10,000 investment
      o    5% annual return
      o    no changes in the Fund's operating expenses
      o    redemption at the end of each time period

Because actual returns and operating expenses will be different, this example is for comparison only.

DESCRIPTION OF THE FUNDS -- OBJECTIVES,            AMSOUTH STRATEGIC PORTFOLIOS:
RISK/RETURN AND EXPENSES                           AGGRESSIVE GROWTH PORTFOLIO

                                       RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE                   The Fund seeks to provide  investors with
                                       capital appreciation.

PRINCIPAL                              The Fund  allocates  its assets among the
INVESTMENT STRATEGIES                  Underlying  Funds  within   predetermined
                                       strategy ranges,  as set forth below. The
                                       Advisor will make allocation decisions according to its outlook for the economy, financial markets and relative market valuation of the Underlying Funds.

                                       The Fund  will  invest  95% of its  total
                                       assets in  Underlying  Funds which invest
                                       primarily in equity securities, 4% of its
                                       total  assets in  Underlying  Funds which
                                       invest    primarily   in   fixed   income
                                       securities  and 1% of its total assets in
                                       Underlying  Funds  which  invest in money
                                       market instruments.  The Fund will invest
                                       its  assets in the  following  Underlying
                                       Funds   within   the   strategy    ranges
                                       (expressed as a percentage of the Fund's total assets) indicated below:

                                       UNDERLYING FUND            STRATEGY RANGE

                                       Value Fund                      0%-20%
                                       Select Equity Fund              0%-15%
                                       Enhanced Market Fund            0%-25%
                                       Large Cap Fund                  0%-15%
                                       Capital Growth Fund             0%-20%
                                       Mid Cap Fund                    0%-15%
                                       Small Cap Fund                  0%-25%
                                       International Equity Fund       0%-15%
                                       Limited Term Bond Fund          0%-10%
                                       Prime Money Market Fund         0%-5%

                                       The   Underlying   Funds  are   described
                                       elsewhere in this Prospectus.

PRINCIPAL                              The Fund's  investments are  concentrated
INVESTMENT RISKS                       in the  Underlying  Funds,  so the Fund's
                                       investment    performance   is   directly
                                       related  to  the   performance  of  those
                                       Underlying Funds. Before investing in the
                                       Fund,  investors  should assess the risks
                                       associated  with the Underlying  Funds in
                                       which the Fund  invests  and the types of
                                       investments   made  by  such   Underlying
                                       Funds.  In addition,  since the Fund must
                                       allocate   its   investments   among  the
                                       Underlying  Funds, the Fund does not have
                                       the  same  flexibility  to  invest  as  a
                                       mutual fund without such constraints.  As
                                       a  result,   you  could   lose  money  by
                                       investing in the Fund, particularly if there is a sudden decline in the share prices of the Underlying Fund's holdings.

                                       The Fund invests in Underlying Funds that
                                       invest  primarily  in equity  securities.
                                       Stocks   and  other   equity   securities
                                       fluctuate   in  price,   often  based  on
                                       factors unrelated to the issuers' value, and such fluctuations can be pronounced.

                                       For more  information  about these risks,
                                       please  see  the  Additional   Investment
                                       Strategies and Risks on page ____.

DESCRIPTION OF THE FUNDS -- OBJECTIVES,            AMSOUTH STRATEGIC PORTFOLIOS:
RISK/RETURN AND EXPENSES                           AGGRESSIVE GROWTH PORTFOLIO

The bar chart and table on this page show how the Fund has performed. The bar chart shows the performance of the Fund's Class I Shares for its first full calendar year of operations. The table below it compares the Fund's performance over time to that of the S&P 500(R) Index, a widely recognized, unmanaged index of common stocks. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

PERFORMANCE BAR CHART AND TABLE
YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
CLASS I SHARES(1)

[BAR GRAPH]

2000                        1.47%
2001                            %

The Fund's total return from 1/1/02 to 9/30/02 was ____________.

Best quarter:
Worst quarter:
----------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending December 31, 2001)(1)
---------------------------------------------

                                       1            SINCE INCEPTION
                                     YEAR              (1/28/99)
                                 -----------------------------------------------
CLASS I SHARES
                                 -----------------------------------------------
Return Before Taxes
                                 -----------------------------------------------
Return After Taxes on
 Distributions
                                 -----------------------------------------------
Return After Taxes on
 Distributions and Sale
 of Fund Shares
                                 -----------------------------------------------
S&P 500(R) INDEX
                                 -----------------------------------------------


(1) Both charts assume reinvestment of dividends and distributions.

The table shows the impact of taxes on the Fund's returns. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after tax returns depend on an investor's tax situation and may differ from those shown. Also note that after tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

DESCRIPTION OF THE FUNDS -- OBJECTIVES,            AMSOUTH STRATEGIC PORTFOLIOS:
RISK/RETURN AND EXPENSES                           AGGRESSIVE GROWTH PORTFOLIO

As an investor in the AmSouth Strategic Portfolios: Aggressive Growth Portfolio, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

FEES AND EXPENSES
SHAREHOLDER TRANSACTION EXPENSES                           CLASS I
(EXPENSES PAID BY YOU DIRECTLY)(1)                         SHARES

Maximum Sales Charge (Load) on Purchases                    None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)                        None
--------------------------------------------------------------------------------
Redemption Fee(2)                                           0.00%

ANNUAL FUND OPERATING EXPENSES                             CLASS I
(FEES PAID FROM FUND ASSETS)                               SHARES

Management Fee                                              0.20%
--------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fee                     None
--------------------------------------------------------------------------------
Other Expenses(3)                                            %
--------------------------------------------------------------------------------
Total Fund Operating Expenses(3)
--------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement(4)                 (0.05)%
--------------------------------------------------------------------------------
Net Expenses(4)
--------------------------------------------------------------------------------

(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.


(3) Other expenses are being limited to _____ Class I Shares. Total expenses after fee waivers and expense reimbursements Class I Shares are _____. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

(4) The above amounts reflect a reduction in shareholder servicing fees required by National Association of Securities Dealers (NASD) rules, which limit total shareholder servicing fees paid by the Fund to 0.25%. Class I Shares pay a shareholder servicing fee in the amount of .15%. As reduced, the shareholder servicing fees paid by Class I Shares of the Fund are 0.10%. The Class I Shares of the Underlying Funds in which the Fund invests pay a shareholder servicing fee in the amount of .15%. Hence, the aggregate shareholder servicing fee paid by Class I Shares of the Fund is 0.25%.

            AMSOUTH STRATEGIC PORTFOLIOS: AGGRESSIVE GROWTH PORTFOLIO

     CLASS I SHARES                                                %
-----------------------------------------------------------------------------

Actual expenses will differ depending on the actual allocation of investments in the Underlying Funds in effect from time to time. The Underlying Funds are described elsewhere in this Prospectus.

In addition to the expenses shown above, if you buy and hold shares of the AmSouth Strategic Portfolios: Aggressive Growth Portfolio you will indirectly bear your pro rata share of fees and expenses incurred by the Underlying Funds in which the Fund invests, so that the investment returns of the Fund will be net of the expenses of the Underlying Funds. After combining the total operating

DESCRIPTION OF THE FUNDS -- OBJECTIVES,            AMSOUTH STRATEGIC PORTFOLIOS:
RISK/RETURN AND EXPENSES                           AGGRESSIVE GROWTH PORTFOLIO

expenses of the Fund with those of the Underlying Funds, the estimated average weighted expense ratio is as follows:

EXPENSE EXAMPLE

                           1            3            5             10
                          YEAR        YEARS        YEARS         YEARS
CLASS I SHARES
--------------------------------------------------------------------------------

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

      o    $10,000 investment
      o    5% annual return
      o    no changes in the Fund's operating expenses
      o    redemption at the end of each period

Because actual returns and operating expenses will be different, this example is for comparison only.

DESCRIPTION OF THE FUNDS -- OBJECTIVES,            AMSOUTH STRATEGIC PORTFOLIOS:
RISK/RETURN AND EXPENSES                           GROWTH PORTFOLIO

                                       RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE                   The Fund seeks to provide  investors with
                                       long-term capital growth.

PRINCIPAL INVESTMENT STRATEGIES        The Fund  allocates  its assets among the
                                       Underlying  Funds  within   predetermined
                                       strategy ranges,  as set forth below. The
                                       Advisor  will make  allocation  decisions
                                       according to its outlook for the economy,
                                       financial  markets  and  relative  market
                                       valuation of the  Underlying  Funds.  The
                                       Fund will invest 70% of its total  assets
                                       in   Underlying    Funds   which   invest
                                       primarily  in equity  securities,  29% of
                                       its total assets in Underlying Fund which
                                       invests   primarily   in   fixed   income
                                       securities  and 1% of its total assets in
                                       Underlying  Funds  which  invest in money
                                       market instruments.  The Fund will invest
                                       its  assets in the  following  Underlying
                                       Funds   within   the   strategy    ranges
                                       (expressed as a percentage of the Fund's total assets) indicated below:

                                       UNDERLYING FUND            STRATEGY RANGE
                                       Value Fund                     0%-15%
                                       Select Equity Fund             0%-15%
                                       Enhanced Market Fund           0%-20%
                                       Large Cap Fund                 0%-15%
                                       Capital Growth Fund            0%-15%
                                       Mid Cap Fund                   0%-15%
                                       Small Cap Fund                 0%-15%
                                       International Equity Fund      0%-15%
                                       Government Income Fund         0%-15%
                                       Bond Fund                      0%-15%
                                       Limited Term Bond Fund         0%-15%
                                       Prime Money Market Fund        0%-5%

                                       The   Underlying   Funds  are   described
                                       elsewhere in this Prospectus.

PRINCIPAL INVESTMENT RISKS             The Fund's  investments are  concentrated
                                       in the  Underlying  Funds,  so the Fund's
                                       investment    performance   is   directly
                                       related  to  the   performance  of  those
                                       Underlying Funds. Before investing in the
                                       Fund,  investors  should assess the risks
                                       associated  with the Underlying  Funds in
                                       which the Fund  invests  and the types of
                                       investments   made  by  such   Underlying
                                       Funds.  In addition,  since the Fund must
                                       allocate   its   investments   among  the
                                       Underlying  Funds, the Fund does not have
                                       the  same  flexibility  to  invest  as  a
                                       mutual fund without such constraints.  As
                                       a  result,   you  could   lose  money  by
                                       investing in the Fund, particularly if there is a sudden decline in the share prices of the Underlying Fund's holdings.

                                       The Fund invests in Underlying Funds that
                                       invest  primarily  in equity  securities.
                                       Stocks   and  other   equity   securities
                                       fluctuate   in  price,   often  based  on
                                       factors unrelated to the issuers' value, and such fluctuations can be pronounced.

                                       For more  information  about these risks,
                                       please  see  the  Additional   Investment
                                       Strategies and Risks on page ____.

DESCRIPTION OF THE FUNDS -- OBJECTIVES,            AMSOUTH STRATEGIC PORTFOLIOS:
RISK/RETURN AND EXPENSES                           GROWTH PORTFOLIO

ADDITIONAL INVESTMENT STRATEGIES AND RISKS

The bar chart and table on this page show how the Fund has performed. The bar chart shows the performance of the Fund's Class I Shares for its first full calendar year of operations. The table below it compares the Fund's performance over time to that of the S&P 500(R) Index, a widely recognized, unmanaged index of common stocks. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

PERFORMANCE BAR CHART AND TABLE
YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
CLASS I SHARES.(1)

[BAR GRAPH]


2000                     0.75%
2001                         %

The Fund's total return from 1/1/02 to 9/30/02 was _____%.

Best quarter:
Worst quarter:
---------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending December 31, 2001)(1)
---------------------------------------------

                                         1           SINCE INCEPTION
                                       YEAR             (1/28/99)
                                 -----------------------------------------------
CLASS I SHARES
                                 -----------------------------------------------
Return Before Taxes
                                 -----------------------------------------------
Return After Taxes on
 Distributions
                                 -----------------------------------------------
Return After Taxes on
 Distributions and Sale
 of Fund Shares
                                 -----------------------------------------------
S&P 500(R) INDEX
                                 -----------------------------------------------

(1) Both charts assume reinvestment of dividends and distributions.

The table shows the impact of taxes on the Fund's returns. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after tax returns depend on an investor's tax situation and may differ from those shown. Also note that after tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

DESCRIPTION OF THE FUNDS -- OBJECTIVES,            AMSOUTH STRATEGIC PORTFOLIOS:
RISK/RETURN AND EXPENSES                           GROWTH PORTFOLIO

As an investor in the AmSouth Strategic Portfolios: Growth Portfolio, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

FEES AND EXPENSES

SHAREHOLDER TRANSACTION EXPENSES                           CLASS I
(EXPENSES PAID BY YOU DIRECTLY)(1)                         SHARES

Maximum Sales Charge (Load) on Purchases                     None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)                         None
--------------------------------------------------------------------------------
Redemption Fee(2)                                            0.00%


ANNUAL FUND OPERATING EXPENSES                             CLASS I
(FEES PAID FROM FUND ASSETS)                               SHARES

Management Fee                                               0.20%
--------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fee                      None
--------------------------------------------------------------------------------
Other Expenses(3)                                             %
--------------------------------------------------------------------------------
Total Fund Operating Expenses(3)
--------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement(4)                  (0.05)%
--------------------------------------------------------------------------------
Net Expenses(4)
--------------------------------------------------------------------------------


(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.


(3) Other expenses are being limited to _____ Class I Shares. Total expenses after fee waivers and expense reimbursements Class I Shares are ____%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

(4) The above amounts reflect a reduction in shareholder servicing fees required by National Association of Securities Dealers (NASD) rules, which limit total shareholder servicing fees paid by the Fund to 0.25%. Class I Shares pay a shareholder servicing fee in the amount of .15%. As reduced, the shareholder servicing fees paid by Class I Shares of the Fund are 0.10%. The Class I Shares of the Underlying Funds in which the Fund invests pay a shareholder servicing fee in the amount of .15%. Hence, the aggregate shareholder servicing fee paid by Class I Shares of the Fund is 0.25%.

                 AMSOUTH STRATEGIC PORTFOLIOS: GROWTH PORTFOLIO

     CLASS I SHARES                                                  %
--------------------------------------------------------------------------------

Actual expenses will differ depending on the actual allocation of investments in the Underlying Funds in effect from time to time. The Underlying Funds are described elsewhere in this Prospectus.

In addition to the expenses shown above, if you buy and hold shares of the AmSouth Strategic Portfolios: Growth Portfolio you will indirectly bear your pro rata share of fees and expenses incurred by the Underlying Funds in which the Fund invests, so that the investment returns of the Fund will be net of the expenses of the Underlying Funds. After combining the total operating expenses of the Fund with those of the Underlying Funds, the estimated average weighted expense ratio is as follows:

DESCRIPTION OF THE FUNDS -- OBJECTIVES,            AMSOUTH STRATEGIC PORTFOLIOS:
RISK/RETURN AND EXPENSES                           GROWTH PORTFOLIO

ADDITIONAL INVESTMENT STRATEGIES AND RISKS

EXPENSE EXAMPLE

                          1            3           5           10
                         YEAR        YEARS       YEARS       YEARS
CLASS I SHARES
--------------------------------------------------------------------------------

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

      o    $10,000 investment
      o    5% annual return
      o    no changes in the Fund's operating expenses
      o    redemption at the end of each period

Because actual returns and operating expenses will be different, this example is for comparison only.

DESCRIPTION OF THE FUNDS -- OBJECTIVES,            AMSOUTH STRATEGIC PORTFOLIOS:
RISK/RETURN AND EXPENSES                           GROWTH & INCOME PORTFOLIO

                                       RISK/RETURN SUMMARY


INVESTMENT OBJECTIVE                   The Fund seeks to provide  investors with
                                       long-term capital growth and a moderate level of current income.

PRINCIPAL INVESTMENT STRATEGIES        The Fund  allocates  its assets among the
                                       Underlying  Funds  within   predetermined
                                       strategy ranges,  as set forth below. The
                                       Advisor will make allocation decisions according to its outlook for the economy, financial markets and relative market valuation of the Underlying Funds.

                                       The Fund  will  invest  55% of its  total
                                       assets in  Underlying  Funds which invest
                                       primarily  in equity  securities,  44% of
                                       its  total  assets  in  Underlying  Funds
                                       which  invest  primarily  in fixed income
                                       securities  and 1% of its total assets in
                                       Underlying  Funds  which  invest in money
                                       market instruments.  The Fund will invest
                                       its  assets in the  following  Underlying
                                       Funds   within   the   strategy    ranges
                                       (expressed as a percentage of the Fund's total assets) indicated below:

                                       UNDERLYING FUND          STRATEGY RANGE
                                       Value Fund                    0%-15%
                                       Select Equity Fund            0%-10%
                                       Enhanced Market Fund          0%-15%
                                       Large Cap Fund                0%-10%
                                       Capital Growth Fund           0%-15%
                                       Mid Cap Fund                  0%-10%
                                       Small Cap Fund                0%-10%
                                       International Equity Fund     0%-10%
                                       Government Income Fund        0%-20%
                                       Bond Fund                     0%-20%

                                       The   Underlying   Funds  are   described
                                       elsewhere in this Prospectus.

PRINCIPAL INVESTMENT RISKS             The Fund's  investments are  concentrated
                                       in the  Underlying  Funds,  so the Fund's
                                       investment    performance   is   directly
                                       related  to  the   performance  of  those
                                       Underlying Funds. Before investing in the
                                       Fund,  investors  should assess the risks
                                       associated  with the Underlying  Funds in
                                       which the Fund  invests  and the types of
                                       investments   made  by  such   Underlying
                                       Funds.  In addition,  since the Fund must
                                       allocate   its   investments   among  the
                                       Underlying  Funds, the Fund does not have
                                       the  same  flexibility  to  invest  as  a
                                       mutual fund without such constraints.  As
                                       a  result,   you  could   lose  money  by
                                       investing in the Fund, particularly if there is a sudden decline in the share prices of the Underlying Fund's holdings.

                                       The Fund invests in Underlying Funds that
                                       invest  primarily  in equity  securities.
                                       Stocks   and  other   equity   securities
                                       fluctuate   in  price,   often  based  on
                                       factors unrelated to the issuers' value, and such fluctuations can be pronounced.

                                       The Fund also invests in Underlying Funds
                                       that  invest  primarily  in fixed  income
                                       securities, which are subject to interest
                                       rate and credit risk.  Interest rate risk
                                       is the  potential  for a decline  in bond
                                       prices  due  to  rising  interest  rates.
                                       Credit risk is the  possibility  that the
                                       issuer of a  fixed-income  security  will
                                       fail to make timely  payments of interest
                                       or  principal,  or that the security will
                                       have its credit  rating  downgraded.  For
                                       more   information   about  these  risks,
                                       please  see  the  Additional   Investment
                                       Strategies and Risks on page _____.

DESCRIPTION OF THE FUNDS -- OBJECTIVES,            AMSOUTH STRATEGIC PORTFOLIOS:
RISK/RETURN AND EXPENSES                           GROWTH & INCOME PORTFOLIO

The bar chart and table on this page show how the Fund has performed. The bar chart shows the performance of the Fund's Class I Shares for its first full calendar year of operations. The table below it compares the Fund's performance over time to that of the S&P 500(R) Index, a widely recognized, unmanaged index of common stocks and the Merrill Lynch Government/Corporate Master Index, an unmanaged broad-based index representative of the total return of government and corporate bonds. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

PERFORMANCE BAR CHART AND TABLE
YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
CLASS I SHARES(1)

[BAR GRAPH]

2000                           4.28%

2001                               %

The Fund's total return from 1/1/02 to 9/30/02 was _____%.

Best quarter
Worst quarter:

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending December 31, 2001)(1)
---------------------------------------------

                                         1            SINCE INCEPTION
                                        YEAR             (1/28/99)
                                    --------------------------------------------
CLASS I SHARES
                                    --------------------------------------------
Return Before Taxes
                                    --------------------------------------------
Return After Taxes on
 Distributions
                                    --------------------------------------------
Return After Taxes on
 Distributions and Sale
 of Fund Shares
                                    --------------------------------------------
S&P 500(R) INDEX
                                    --------------------------------------------
MERRILL LYNCH GOVERNMENT/
 CORPORATE MASTER INDEX
                                    --------------------------------------------

(1) Both charts assume reinvestment of dividends and distributions.

The table shows the impact of taxes on the Fund's returns. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after tax returns depend on an investor's tax situation and may differ from those shown. Also note that after tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

DESCRIPTION OF THE FUNDS -- OBJECTIVES,            AMSOUTH STRATEGIC PORTFOLIOS:
RISK/RETURN AND EXPENSES                           GROWTH & INCOME PORTFOLIO

As an investor in the AmSouth Strategic Portfolios: Growth and Income Portfolio, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

FEES AND EXPENSES

SHAREHOLDER TRANSACTION EXPENSES                              CLASS I
(EXPENSES PAID BY YOU DIRECTLY)(1)                            SHARES

Maximum Sales Charge (Load) on Purchases                       None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)                           None
--------------------------------------------------------------------------------
Redemption Fee(2)                                              0.00%

ANNUAL FUND OPERATING EXPENSES                                CLASS I
(FEES PAID FROM FUND ASSETS)                                  SHARES

Management Fee                                                 0.20%
--------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fee                        None
--------------------------------------------------------------------------------
Other Expenses(3)
--------------------------------------------------------------------------------
Total Fund Operating Expenses(3)
--------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement(4)                    (0.05)%
--------------------------------------------------------------------------------
Net Expenses(4)
--------------------------------------------------------------------------------


(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.


(3) Other expenses are being limited to _____ Class I Shares. Total expenses after fee waivers and expense reimbursements Class I Shares are _____. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

(4) The above amounts reflect a reduction in shareholder servicing fees required by National Association of Securities Dealers (NASD) rules, which limit total shareholder servicing fees paid by the Fund to 0.25%. Class I shares pay a shareholder servicing fee in the amount of .15%. As reduced, the shareholder servicing fees paid by Class I Shares of the Fund are 0.10%. The Class I Shares of the Underlying Funds in which the Fund invests pay a shareholder servicing fee in the amount of .15%. Hence, the aggregate shareholder servicing fee paid by Class I Shares of the Fund is 0.25%.

                 AMSOUTH STRATEGIC PORTFOLIOS: GROWTH PORTFOLIO

   CLASS I SHARES                                                   %
--------------------------------------------------------------------------------

Actual expenses will differ depending on the actual allocation of investments in the Underlying Fund in effect from time to time. The Underlying Funds are described elsewhere in this Prospectus.

In addition to the expenses shown above, if you buy and hold shares of the AmSouth Strategic Portfolios: Growth and Income Portfolio you will indirectly bear your pro rata share of fees and expenses incurred by the Underlying Funds in which the Fund invests, so that the investment returns of the Fund will be net of the expenses of the Underlying Funds. After combining the total operating expenses of the Fund with those of the Underlying Funds, the estimated average weighted expense ratio is as follows:

DESCRIPTION OF THE FUNDS -- OBJECTIVES,            AMSOUTH STRATEGIC PORTFOLIOS:
RISK/RETURN AND EXPENSES                           GROWTH & INCOME PORTFOLIO

EXPENSE EXAMPLE

                           1            3             5             10
                          YEAR        YEARS         YEARS         YEARS
   CLASS I SHARES
--------------------------------------------------------------------------------

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

      o    $10,000 investment
      o    5% annual return
      o    no changes in the Fund's operating expenses
      o    redemption at the end of each time period

Because actual returns and operating expenses will be different, this example is for comparison only.

DESCRIPTION OF THE FUNDS -- OBJECTIVES,       AMSOUTH STRATEGIC PORTFOLIOS:
RISK/RETURN AND EXPENSES                      MODERATE GROWTH & INCOME PORTFOLIO

                                       RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE                   The Fund seeks to provide  investors with
                                       current income and a moderate level of capital growth.

PRINCIPAL INVESTMENT                   The Fund  allocates  its assets among the
STRATEGIES                             Underlying   Funds  within  Funds  within
                                       predetermined  strategy  ranges,  as  set
                                       forth   below.   The  Advisor  will  make
                                       allocation  decisions  according  to  its
                                       outlook   for  the   economy,   financial
                                       markets and relative market valuation of the Underlying Funds.


                                       The Fund  will  invest  45% of its  total
                                       assets in  Underlying  Funds which invest
                                       primarily  in equity  securities,  54% of
                                       its  total  assets  in  Underlying  Funds
                                       which  invest  primarily  in fixed income
                                       securities  and  up to 1%  of  its  total
                                       assets in  Underlying  Funds which invest
                                       in  money  market  instruments.  The Fund
                                       will  invest its assets in the  following
                                       Underlying   Funds  within  the  strategy
                                       ranges (expressed as a percentage of the Fund's total assets) indicated below:

                                       UNDERLYING FUND STRATEGY RANGE

                                       Value Fund                     0%-15%
                                       Select Equity Fund             0%-10%
                                       Enhanced Market Fund           0%-15%
                                       Large Cap Fund                 0%-10%
                                       Capital Growth Fund            0%-15%
                                       Mid Cap Fund                   0%-10%
                                       Small Cap Fund                 0%-10%
                                       International Equity Fund      0%-10%
                                       Government Income Fund         0%-25%
                                       Bond Fund                      0%-25%
                                       Limited Term Bond Fund         0%-25%
                                       Prime Money Market Fund        0%-5%


                                       The   Underlying   Funds  are   described
                                       elsewhere in this Prospectus.

DESCRIPTION OF THE FUNDS -- OBJECTIVES,       AMSOUTH STRATEGIC PORTFOLIOS:
RISK/RETURN AND EXPENSES                      MODERATE GROWTH & INCOME PORTFOLIO

PRINCIPAL INVESTMENT RISKS             The Fund's  investments are  concentrated
                                       in the  Underlying  Funds,  so the Fund's
                                       investment    performance   is   directly
                                       related  to  the   performance  of  those
                                       Underlying Funds. Before investing in the
                                       Fund,  investors  should assess the risks
                                       associated  with the Underlying  Funds in
                                       which the Fund  invests  and the types of
                                       investments   made  by  such   Underlying
                                       Funds.  In addition,  since the Fund must
                                       allocate   its   investments   among  the
                                       Underlying  Funds, the Fund does not have
                                       the  same  flexibility  to  invest  as  a
                                       mutual fund without such constraints.  As
                                       a  result,   you  could   lose  money  by
                                       investing in the Fund, particularly if there is a sudden decline in the share prices of the Underlying Fund's holdings.

                                       The Fund invests in Underlying Funds that
                                       invest    primarily   in   fixed   income
                                       securities, which are subject to interest rate and credit risk. Interest rate risk is the potential for a decline in bond prices due to rising interest rates. Credit risk is the possibility that the issuer of a fixed-income security will fail to make timely payments of interest or principal, or that the security will have its credit rating downgraded.

                                       The Fund also invests in Underlying Funds
                                       that   invest    primarily    in   equity
                                       securities.   Stocks  and  other   equity
                                       securities   fluctuate  in  price,  often
                                       based  on   factors   unrelated   to  the
                                       issuers' value, and such fluctuations can be pronounced.


                                       For more  information  about these risks,
                                       please  see  the  Additional   Investment
                                       Strategies and Risks on page ____.

DESCRIPTION OF THE FUNDS -- OBJECTIVES,       AMSOUTH STRATEGIC PORTFOLIOS:
RISK/RETURN AND EXPENSES                      MODERATE GROWTH & INCOME PORTFOLIO

The bar chart and table on this page show how the Fund has performed. The bar chart shows the performance of the Fund's Class I Shares for its first full calendar year of operations. The table below it compares the Fund's performance over time to that of the S&P 500(R) Index, a widely recognized, unmanaged index of common stocks and the Merrill Lynch Government/Corporate Master Index, an unmanaged broad-based index representative of the total return of government and corporate bonds. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

PERFORMANCE BAR CHART AND TABLE
YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
CLASS I SHARES(1)

[BAR GRAPH]

2000                           5.93%
2001                               %
The Fund's total return from 1/1/02 to 9/30/02 was ___%.

Best quarter
Worst quarter:
---------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending December 31, 2000)(1)
---------------------------------------------

                                           1            SINCE INCEPTION
                                          YEAR             (2/10/99)
                                      ------------------------------------------
CLASS I SHARES
                                      ------------------------------------------
Return Before Taxes
                                      ------------------------------------------
Return After Taxes on
 Distributions
                                      ------------------------------------------
Return After Taxes on
 Distributions and Sale
 of Fund Shares
                                      ------------------------------------------
S&P 500(R) INDEX
                                      ------------------------------------------
MERRILL LYNCH GOVERNMENT/
  CORPORATE MASTER INDEX
                                      ------------------------------------------

(1) Both charts assume reinvestment of dividends and distributions.

The table shows the impact of taxes on the Fund's returns. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after tax returns depend on an investor's tax situation and may differ from those shown. Also note that after tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

DESCRIPTION OF THE FUNDS -- OBJECTIVES,       AMSOUTH STRATEGIC PORTFOLIOS:
RISK/RETURN AND EXPENSES                      MODERATE GROWTH & INCOME PORTFOLIO

As an investor in the AmSouth Strategic Portfolios: Moderate Growth and Income Portfolio, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

FEES AND EXPENSES


SHAREHOLDER TRANSACTION EXPENSES                               CLASS I
(EXPENSES PAID BY YOU DIRECTLY)(1)                             SHARES

Maximum Sales Charge (Load) on Purchases                        None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)                            None
--------------------------------------------------------------------------------
Redemption Fee(2)                                               0.00%

ANNUAL FUND OPERATING EXPENSES                                 CLASS I
(FEES PAID FROM FUND ASSETS)                                   SHARES

Management Fee                                                  0.20%
--------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fee                         None
--------------------------------------------------------------------------------
Other Expenses(3)
--------------------------------------------------------------------------------
Total Fund Operating Expenses(3)
--------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement(4)                     (0.05)%
--------------------------------------------------------------------------------
Net Expenses(4)
--------------------------------------------------------------------------------


(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.


(3) Other expenses are being limited to _____ Class I Shares. Total expenses after fee waivers and expense reimbursements Class I Shares are _____. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

(4) The above amounts reflect a reduction in shareholder servicing fees required by National Association of Securities Dealers (NASD) rules, which limit total shareholder servicing fees paid by the Fund to 0.25%. Class I shares pay a shareholder servicing fee in the amount of .15%. As reduced, the shareholder servicing fees paid by Class I Shares of the Fund are 0.10%. The Class I Shares of the Underlying Funds in which the Fund invests pay a shareholder servicing fee in the amount of .15%. Hence, the aggregate shareholder servicing fee paid by Class I Shares of the Fund is 0.25%.

       AMSOUTH STRATEGIC PORTFOLIOS: MODERATE GROWTH AND INCOME PORTFOLIO

  CLASS I SHARES                                                     %
--------------------------------------------------------------------------------


Actual expenses will differ depending on the actual allocation of investments in the Underlying Funds in effect from time to time. The Underlying Funds are described elsewhere in this Prospectus.

In addition to the expenses shown above, if you buy and hold shares of the AmSouth Strategic Portfolios: Moderate Growth and Income Portfolio you will indirectly bear your pro rata share of fees and expenses incurred by the Underlying Funds in which the Fund invests, so that the investment returns of the Fund will be net of the expenses of the Underlying Funds. After combining the total operating expenses of the Fund with those of the Underlying Funds, the estimated average weighted expense ratio is as follows:

DESCRIPTION OF THE FUNDS -- OBJECTIVES,       AMSOUTH STRATEGIC PORTFOLIOS:
RISK/RETURN AND EXPENSES                      MODERATE GROWTH & INCOME PORTFOLIO


EXPENSE EXAMPLE

                          1            3             5             10
                         YEAR        YEARS         YEARS         YEARS
  CLASS I SHARES
--------------------------------------------------------------------------------


Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

      o    $10,000 investment
      o    5% annual return
      o    no changes in the Fund's operating expenses
      o    redemption at the end of each time period

Because actual returns and operating expenses will be different, this example is for comparison only.

DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES        OVERVIEW


                                       BOND FUNDS

TAXABLE FUNDS                          The Bond Fund, the Government Income Fund
                                       and the Limited Term Bond Fund seek current income and invest primarily in fixed income securities, such as U.S.
                                       government securities, or corporate, bank and commercial obligations.


WHO MAY WANT TO INVEST                 Consider  investing in these Funds if you
                                       are:

                                       o    looking  to  add  a  monthly  income
                                            component to your portfolio
                                       o    willing to accept the risks of price
                                            and dividend fluctuations

                                       These Funds may not be appropriate if you are:

                                       o    investing emergency reserves
                                       o    uncomfortable   with  an  investment
                                            that will fluctuate in value


TAX-FREE FUNDS                         The   Municipal   Bond   Fund,    Florida
                                       Tax-Exempt   Fund   and   the   Tennessee
                                       Tax-Exempt  Fund seek  tax-exempt  income
                                       and   invest   primarily   in   municipal
                                       securities  which are exempt from Federal
                                       and,   in  the   case   of  the   Florida
                                       Tax-Exempt Fund, Florida intangible taxes and in the case of the Tennessee Fund, Tennessee intangible taxes.


WHO MAY WANT TO INVEST                 Consider investing in these Funds if you
                                       are:

                                       o    looking to reduce  Federal income or
                                            Florida  or   Tennessee   intangible
                                            taxes
                                       o    seeking monthly  Federal  tax-exempt
                                            dividends
                                       o    willing to accept the risks of price
                                            and dividend fluctuations

                                       These Funds may not be appropriate if you are:

                                       o    investing   through   a   tax-exempt
                                            retirement plan
                                       o    uncomfortable   with  an  investment
                                            that will fluctuate in value

DESCRIPTION OF THE FUNDS -- OBJECTIVES,           AMSOUTH GOVERNMENT INCOME FUND
RISK/RETURN AND EXPENSES

                                       RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE                   The Fund seeks current income  consistent
                                       with the preservation of capital.


PRINCIPAL INVESTMENT                   The Fund invests  primarily in securities
STRATEGIES                             issued   or   guaranteed   by  the   U.S.
                                       government,      its      agencies     or
                                       instrumentalities.  These investments are
                                       principally  mortgage-related securities,
                                       U.S.   Treasury   obligations   and  U.S.
                                       government agency obligations.


                                       In  managing  the Fund's  portfolio,  the
                                       manager  uses  a  "top  down"  investment
                                       management   approach   focusing   on   a
                                       security's  maturity.  The manager  sets,
                                       and continually adjusts, a target for the
                                       interest  rate  sensitivity  of the  Fund
                                       based upon  expectations  about  interest
                                       rates.    The   manager    then   selects
                                       individual securities whose maturities fit this target and which the manager believes are the best relative values.


                                       The Fund may also invest in certain other
                                       debt  securities  in  addition  to  those
                                       described  above.  For  a  more  complete
                                       description of the various  securities in
                                       which the Fund may invest, please see the
                                       Additional   Investment   Strategies  and
                                       Risks on page ____ or consult the SAI.


PRINCIPAL                              Your   investment  in  the  Fund  may  be
INVESTMENT RISKS:                      subject to the following principal risks:

                                       INTEREST RATE RISK: The possibility that the value of the Fund's investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.


                                       PREPAYMENT RISK: If a significant  number
                                       of mortgages underlying a mortgage backed
                                       security are refinanced, the security may
                                       be  "prepaid."  In this  case,  investors
                                       receive  their  principal  back  and  are
                                       typically   forced  to   reinvest  it  in
                                       securities that pay lower interest rates.
                                       Rapid  changes  in  prepayment  rates can
                                       cause  bond   prices  and  yields  to  be
                                       volatile.

                                       INCOME  RISK:  The  possibility  that the
                                       Fund's  income  will  decline  due  to  a
                                       decrease in interest  rates.  Income risk
                                       is generally high for shorter-term  bonds
                                       and low  for  longer-term  bonds.  If the
                                       Fund   invests   in    securities    with
                                       additional   risks,   its   share   price
                                       volatility  accordingly  could be greater
                                       and  its  performance   lower.  For  more
                                       information about these risks, please see the Additional Investment Strategies and Risks on page ____.

DESCRIPTION OF THE FUNDS -- OBJECTIVES,           AMSOUTH GOVERNMENT INCOME FUND
RISK/RETURN AND EXPENSES

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the Fund's performance over time to that of the Lehman Brothers Mortgage Index, an unmanaged index generally representative of the mortgage bond market as a whole. Of course, past performance does not indicate how the Fund will perform in the future.

PERFORMANCE BAR CHART AND TABLE
YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
CLASS I SHARES(1,2)

[BAR GRAPH]

1994                   -0.39%
1995                   14.32%
1996                    4.05%
1997                    9.39%
1998                    7.26%
1999                    0.74%
2000                   10.83%
2001                        %

The Fund's total return from 1/1/02 to 9/30/02 was ____%.

Best quarter:
Worst quarter:
-------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending December 31, 2001)(1)
---------------------------------------------

                                          1         5         SINCE INCEPTION
                                        YEAR      YEAR          (10/01/93)
                                    --------------------------------------------
CLASS I SHARES(2)
                                    --------------------------------------------
Return Before Taxes
                                    --------------------------------------------
Return After Taxes on
 Distributions
                                    --------------------------------------------
Return After Taxes on
 Distributions and Sale
 of Fund Shares
                                    --------------------------------------------
LEHMAN BROTHERS MORTGAGE INDEX

                                    --------------------------------------------

(1) Both charts assume reinvestment of dividends and distributions. For current performance information including the Fund's 30-day yield, call 1-800-451-8382.


(2) Performance for the Class I Shares, which commenced operations on 9/2/97, is based on the historical performance of the Class A Shares (without sales charge) prior to that date.

The table shows the impact of taxes on the Fund's returns. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after tax returns depend on an investor's tax situation and may differ from those shown. Also note that after tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

DESCRIPTION OF THE FUNDS -- OBJECTIVES,           AMSOUTH GOVERNMENT INCOME FUND
RISK/RETURN AND EXPENSES


As an investor in the Government Income Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

FEES AND EXPENSES

SHAREHOLDER TRANSACTION EXPENSES                          CLASS I
(EXPENSES PAID BY YOU DIRECTLY)(1)                        SHARES
Maximum Sales Charge (Load) on Purchases                   None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)                       None
--------------------------------------------------------------------------------
Redemption Fee(2)                                          0.00%
ANNUAL FUND OPERATING EXPENSES                            CLASS I
(FEES PAID FROM FUND ASSETS)                              SHARES
Management Fee                                             0.65%
--------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fee                    0.00%
--------------------------------------------------------------------------------
Other Expenses(3)
--------------------------------------------------------------------------------
Total Fund Operating Expenses(3)
--------------------------------------------------------------------------------


(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.


(3) Other expenses are being limited to _____ Class I Shares. Total expenses after fee waivers and expense reimbursements Class I Shares are _____. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

EXPENSE EXAMPLE

                          1             3             5              10
                         YEAR         YEARS         YEARS          YEARS
  CLASS I SHARES
--------------------------------------------------------------------------------


Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

      o    $10,000 investment
      o    5% annual return
      o    no changes in the Fund's operating expenses
      o    redemption at the end of each period

Because actual returns and operating expenses will be different, this example is for comparison only.

DESCRIPTION OF THE FUNDS -- OBJECTIVES,           AMSOUTH LIMITED TERM BOND FUND
RISK/RETURN AND EXPENSES

                                       RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE                   The Fund seeks current income  consistent
                                       with the preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES        The Fund invests  primarily in short-term
                                       fixed income  securities  with maturities
                                       of  five   years  or  less,   principally
                                       corporate bonds and securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Fund invests in debt securities only if they are high-grade (rated at the time of purchase in one of the three highest rating categories by an NRSRO, or are determined by the portfolio manager to be of comparable quality).

                                       In  managing  the Fund's  portfolio,  the
                                       manager  uses  a  "top  down"  investment
                                       management   approach   focusing   on   a
                                       security's  maturity.  The manager  sets,
                                       and continually adjusts, a target for the
                                       interest  rate  sensitivity  of the  Fund
                                       based upon  expectations  about  interest
                                       rates and  other  economic  factors.  The
                                       manager    then    selects     individual
                                       securities   whose  maturities  fit  this
                                       target and which the manager believes are the best relative values.


                                       The Fund may also invest in certain other
                                       debt  securities  in  addition  to  those
                                       described  above.  For  a  more  complete
                                       description of the various  securities in
                                       which the Fund may invest, please see the
                                       Additional   Investment   Strategies  and
                                       Risks on page ____ or consult the SAI.


PRINCIPAL INVESTMENT RISKS:            Your   investment  in  the  Fund  may  be
                                       subject to the following principal risks:

                                       INCOME RISK: The possibility that the Fund's income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer- term bonds.

                                       INTEREST RATE RISK: The possibility that the value of the Fund's investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.


                                       CREDIT  RISK:  The  possibility  that  an
                                       issuer  cannot make timely  interest  and
                                       principal payments on its debt securities
                                       such as  bonds.  The  lower a  security's
                                       rating,  the greater its credit risk.  If
                                       the  Fund  invests  in  securities   with
                                       additional   risks,   its   share   price
                                       volatility  accordingly  could be greater
                                       and  its  performance   lower.  For  more
                                       information about these risks, please see the Additional Investment Strategies and Risks on page ____.

DESCRIPTION OF THE FUNDS -- OBJECTIVES,           AMSOUTH LIMITED TERM BOND FUND
RISK/RETURN AND EXPENSES

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the Fund's performance over time to that of Merrill Lynch 1-5 Year Government/Corporate Bond Index, an unmanaged index representative of the total return of short-term government and corporate bonds. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

PERFORMANCE BAR CHART AND TABLE
YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
CLASS I SHARES(1,2)

[BAR GRAPH]

1992                      6.03%
1993                      7.16%
1994                     -1.8%
1995                     12.72%
1996                      3.69%
1997                      6.84%
1998                      7.26%
1999                      1.46%
2000                      8.35%
2001                          %
-----------------------------------------

The Fund's total return from 1/1/02 to 9/30/02 was ____%.

Best quarter
Worst quarter:
--------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending December 31, 2001)(1)
---------------------------------------------

                                     1        5        10       SINCE INCEPTION
                                     YEAR     YEAR     YEARS        (2/1/89)
                                   ---------------------------------------------
CLASS I SHARES(2)
                                   ---------------------------------------------
Return Before Taxes
                                   ---------------------------------------------
Return After Taxes on
 Distributions
                                   ---------------------------------------------
Return After Taxes on
 Distributions and Sale
 of Fund Shares
                                   ---------------------------------------------
MERRILL LYNCH 1-5 YEAR
 GOVERNMENT/CORPORATE
 BOND INDEX
--------------------------------------------------------------------------------


(1) Both charts assume reinvestment of dividends and distributions. For current performance information including the Fund's 30-day yield, call 1-800-451-8382.


(2) Performance for the Class I Shares, which commenced operations on 9/2/97, is based on the historical performance of the Class A Shares (without sales charge) prior to that date.

The table shows the impact of taxes on the Fund's returns. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A

DESCRIPTION OF THE FUNDS -- OBJECTIVES,           AMSOUTH LIMITED TERM BOND FUND
RISK/RETURN AND EXPENSES

higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after tax returns depend on an investor's tax situation and may differ from those shown. Also note that after tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

DESCRIPTION OF THE FUNDS -- OBJECTIVES,           AMSOUTH LIMITED TERM BOND FUND
RISK/RETURN AND EXPENSES

As an investor in the Limited Term Bond Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

FEES AND EXPENSES


SHAREHOLDER TRANSACTION EXPENSES                           CLASS I
(EXPENSES PAID BY YOU DIRECTLY)(1)                          SHARES

Maximum Sales Charge (Load) on Purchases                     None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)                         None
--------------------------------------------------------------------------------
Redemption Fee(2)                                           0.00%

ANNUAL FUND OPERATING EXPENSES                             CLASS I
(FEES PAID FROM FUND ASSETS)                                SHARES

Management Fee                                              0.65%
--------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fee                     0.00%
--------------------------------------------------------------------------------
Other Expenses(3)
--------------------------------------------------------------------------------
Total Fund Operating Expenses(3)
--------------------------------------------------------------------------------


(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.


(3) Other expenses are being limited to ___% Class I Shares. Total expenses after fee waivers and expense reimbursements Class I Shares are ___%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

EXPENSE EXAMPLE

                         1              3              5              10
                        YEAR          YEARS          YEARS          YEARS
  CLASS I SHARES
--------------------------------------------------------------------------------


Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

      o    $10,000 investment
      o    5% annual return
      o    no changes in the Fund's operating expenses
      o    redemption at the end of each period

Because actual returns and operating expenses will be different, this example is for comparison only.

DESCRIPTION OF THE FUNDS -- OBJECTIVES,                        AMSOUTH BOND FUND
RISK/RETURN AND EXPENSES


                                       RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE                   The Fund seeks current income  consistent
                                       with the preservation of capital.

PRINCIPAL                              The Fund  invests  primarily in bonds and
INVESTMENT STRATEGIES                  other  fixed-income   securities.   These
                                       investments    include   primarily   U.S.
                                       corporate  bonds and debentures and notes
                                       or bonds issued or guaranteed by the U.S.
                                       government,      its      agencies     or
                                       instrumentalities.  The Fund  invests  in
                                       debt  securities  only if they  are  high
                                       grade  (rated at time of  purchase in one
                                       of the three highest rating categories by
                                       a   nationally   recognized   statistical
                                       rating organization (an "NRSRO"),  or are
                                       determined by the portfolio manager to be
                                       of  comparable  quality).  The Fund  also
                                       invests in zero-coupon  obligations which
                                       are  securities   which  do  not  provide
                                       current income but represent ownership of future interest and principal payments on U.S. Treasury bonds.

                                       The   Fund  may   purchase   fixed-income
                                       securities of any maturity and although there is no limit on the Fund's average maturity, it is normally expected to be between five and ten years. In managing the Fund's portfolio, the manager uses a "top down" investment management approach focusing on a security's maturity. The manager sets, and continually adjusts, a target for the interest rate sensitivity of the Fund based upon expectations about interest rates. The manager then selects individual securities whose maturities fit this target and which the manager believes are the best relative values.

                                       The Fund may also invest in certain other
                                       debt  securities.  For  a  more  complete
                                       description of the various  securities in
                                       which the Fund may invest, please see the
                                       Additional   Investment   Strategies  and
                                       Risks on page _____ or consult the SAI.

PRINCIPAL INVESTMENT RISKS             Your   investment  in  the  Fund  may  be
                                       subject to the following principal risks:

                                       INTEREST RATE RISK: The possibility that the value of the Fund's investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

                                       CREDIT  RISK:  The  possibility  that  an
                                       issuer  cannot make timely  interest  and
                                       principal    payments    on   its    debt
                                       securities, such as bonds. The lower a security's rating, the greater its credit risk.

                                       INCOME  RISK:  The  possibility  that the
                                       Fund's  income  will  decline  due  to  a
                                       decrease in interest  rates.  Income risk
                                       is generally high for shorter-term  bonds
                                       and low for longer-  term  bonds.  If the
                                       Fund   invests   in    securities    with
                                       additional   risks,   its   share   price
                                       volatility  accordingly  could be greater
                                       and  its  performance   lower.  For  more
                                       information about these risks, please see the Additional Investment Strategies and Risks on page _____.

DESCRIPTION OF THE FUNDS -- OBJECTIVES,                        AMSOUTH BOND FUND
RISK/RETURN AND EXPENSES

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the Fund's performance over time to that of the Lehman Brothers Government/Credit Bond Index, an unmanaged index representative of the total return of government and corporate bonds. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

PERFORMANCE BAR CHART AND TABLE
YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
CLASS I SHARES(1,2)

[BAR GRAPH]

1992                        7.3%
1993                        9.88%
1994                       -3.23%
1995                       18.41%
1996                        2.56%
1997                        9.21%
1998                        9.4%
1999                       -2.46%
2000                       12.22%
2001                            %

The Fund's total return from 1/1/02 to 9/30/02 was ____%.

Best quarter
Worst quarter:
----------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending December 31, 2001)(1)
---------------------------------------------

                                    1         5        10        SINCE INCEPTION
                                  YEAR       YEAR      YEARS        (12/31/88)
                                ------------------------------------------------
CLASS I SHARES
                                ------------------------------------------------
Return Before Taxes
                                ------------------------------------------------
Return After Taxes on
 Distributions
                                ------------------------------------------------
Return After Taxes on
 Distributions and Sale
 of Fund Shares
                                ------------------------------------------------
LEHMAN BROTHERS GOVERNMENT/
 CREDIT BOND INDEX

(1) Both charts assume reinvestment of dividends and distributions. For current performance information including the Fund's 30-day yield, call 1-800-451-8382.

(2) Performance for the Class I Shares, which commenced operations on 9/2/97, is based on the historical performance of the Class A Shares (without sales charge) prior to that date.

The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return

DESCRIPTION OF THE FUNDS -- OBJECTIVES,                        AMSOUTH BOND FUND
RISK/RETURN AND EXPENSES

figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after tax returns depend on an investor's tax situation and may differ from those shown. Also note, that after tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

DESCRIPTION OF THE FUNDS -- OBJECTIVES,                        AMSOUTH BOND FUND
RISK/RETURN AND EXPENSES

As an investor in the Bond Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

FEES AND EXPENSES

SHAREHOLDER TRANSACTION EXPENSES                            CLASS I
(EXPENSES PAID BY YOU DIRECTLY)(1)                          SHARES

Maximum Sales Charge (Load) on Purchases                     None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)                         None
--------------------------------------------------------------------------------
Redemption Fee(2)                                            0.00%

ANNUAL FUND OPERATING EXPENSES                              CLASS I
FEES PAID FROM FUND ASSETS)                                 SHARES

Management Fee                                               0.65%
--------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fee                      0.00%
--------------------------------------------------------------------------------
Other Expenses(3)
--------------------------------------------------------------------------------
Total Fund Operating Expenses(3)
--------------------------------------------------------------------------------

(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

(3) Other expenses are being limited to _____ Class I Shares. Total expenses after fee waivers and expense reimbursements Class I Shares are _____. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

EXPENSE EXAMPLE

                           1             3              5              10
                          YEAR         YEARS          YEARS          YEARS
   CLASS I SHARES
--------------------------------------------------------------------------------

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

      o    $10,000 investment
      o    5% annual return
      o    no changes in the Fund's operating expenses
      o    redemption at the end of each period

Because actual returns and operating expenses will be different, this example is for comparison only.

DESCRIPTION OF THE FUNDS -- OBJECTIVES,              AMSOUTH MUNICIPAL BOND FUND
RISK/RETURN AND EXPENSES


                                       RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE                   The Fund seeks to produce as high a level
                                       of current federal tax-exempt income, as is consistent with the preservation of capital.

PRINCIPAL                              The Fund  invests  primarily in municipal
INVESTMENT STRATEGIES                  securities  that  provide  income that is
                                       exempt  from  federal  income tax and not
                                       subject   to  the   federal   alternative
                                       minimum  tax for  individuals.  Municipal
                                       securities are debt obligations,  such as
                                       bonds  and   notes,   issued  by  states,
                                       territories and possessions of the United
                                       States and their political  subdivisions,
                                       agencies      and      instrumentalities.
                                       Additionally,  the Fund  concentrates its
                                       investments   in   municipal   securities
                                       issued  by the State of  Alabama  and its
                                       political subdivisions.  The Fund invests
                                       in  debt  securities  only  if  they  are
                                       high-grade (rated at the time of purchase
                                       in  one  of  the  three  highest   rating
                                       categories by an NRSRO, or are determined
                                       by  the   portfolio   manager  to  be  of
                                       comparable quality).

                                       The Fund may purchase  securities  of any
                                       maturity.    In   managing   the   Fund's
                                       portfolio,  the portfolio  manager uses a
                                       "top down" investment management approach
                                       focusing on a  security's  maturity.  The
                                       portfolio  manager sets, and  continually
                                       adjusts,  a target for the interest  rate
                                       sensitivity   of  the  Fund   based  upon
                                       expectations  about  interest  rates  and
                                       other  economic  factors.  The  portfolio
                                       manager    then    selects     individual
                                       securities   whose  maturities  fit  this
                                       target, have a certain level of credit quality, and which the portfolio manager believes are the best relative values.


                                       The Fund may also invest in certain other
                                       debt  securities  in  addition  to  those
                                       described  above.  For  a  more  complete
                                       description of the various  securities in
                                       which the Fund may invest, please see the
                                       Additional   Investment   Strategies  and
                                       Risks on page ____ or consult the SAI.


PRINCIPAL                              Your   investment  in  the  Fund  may  be
INVESTMENT RISKS                       subject to the following principal risks:

                                       INTEREST RATE RISK: The possibility that the value of the Fund's investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

                                       TAX RISK: The risk that the issuer of the
                                       securities   will  fail  to  comply  with
                                       certain   requirements  of  the  Internal
                                       Revenue Code, which would cause adverse tax consequences.

                                       CREDIT RISK: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds. The lower a security's rating, the greater its credit risk.

                                       CONCENTRATION  RISK: By concentrating its
                                       investments   in  securities   issued  by
                                       Alabama and its municipalities,  the Fund
                                       may be  more  vulnerable  to  unfavorable
                                       developments  in Alabama  than funds that
                                       are  more   geographically   diversified.
                                       Additionally,  because of the  relatively
                                       small   number  of   issuers  of  Alabama
                                       municipal securities, the Fund is likely to invest in a limited number of issuers.

                                       If the Fund  invests in  securities  with
                                       additional   risks,   its   share   price
                                       volatility  accordingly could  be greater

DESCRIPTION OF THE FUNDS -- OBJECTIVES,              AMSOUTH MUNICIPAL BOND FUND
RISK/RETURN AND EXPENSES

                                       and  its  performance   lower.  For  more
                                       information about these risks, please see the Additional Investment Strategies and Risks on page ____.

DESCRIPTION OF THE FUNDS -- OBJECTIVES,              AMSOUTH MUNICIPAL BOND FUND
RISK/RETURN AND EXPENSES


The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the Fund's performance over time to that of the Merrill Lynch 1-12 Year Municipal Bond Index, an unmanaged index generally representative of municipal bonds with intermediate maturities. Of course, past performance does not indicate how the Fund will perform in the future.

PERFORMANCE BAR CHART AND TABLE
YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
CLASS I SHARES(1,2)

[BAR GRAPH]

1992                           5.94%
1993                           7.56%
1994                          -2.61%
1995                          10.36%
1996                           3.48%
1997                           6.31%
1998                           5.42%
1999                          -1.57%
2000                           9.08%
2001                               %
-------------------------------------
The Fund's total return from 1/1/02 to 9/30/02 was ____%.

Best quarter:
Worst quarter:
----------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending December 31, 2001)(1)
---------------------------------------------

                                     1        5         10       SINCE INCEPTION
                                   YEAR     YEARS      YEARS       (07/01/97)
                               -------------------------------------------------
CLASS I SHARES(2)
                               -------------------------------------------------
Return Before Taxes
                               -------------------------------------------------
Return After Taxes on
 Distributions
                               -------------------------------------------------
Return After Taxes on
 Distributions and Sale
 of Fund Shares
                               -------------------------------------------------
MERRILL LYNCH 1-12 YEAR
 MUNICIPAL BOND INDEX
                               -------------------------------------------------
MERRILL LYNCH 3-7 YEAR
 MUNICIPAL BOND INDEX(3)

                               -------------------------------------------------

(1) Both charts assume reinvestment of dividends and distributions. For current performance information including the Fund's 30-day yield, call 1-800-451-8382.


(2) Performance for the Class I Shares, which commenced operations on 9/2/97, is based on the historical performance of the Class A Shares (without sales charge) prior to that date.

(3) The Merrill Lynch 3-7 Year Municipal Bond Index is an unmanaged index generally representative of municipal bonds with intermediate maturities. The Fund has changed its benchmark from the Merrill Lynch 3-7 Year Municipal Bond

DESCRIPTION OF THE FUNDS -- OBJECTIVES,              AMSOUTH MUNICIPAL BOND FUND
RISK/RETURN AND EXPENSES

Index to the Merrill Lynch 1-12 Year Municipal Bond Index in order to provide a more appropriate market comparison for the Fund's performance.

The table shows the impact of taxes on the Fund's returns. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after tax returns depend on an investor's tax situation and may differ from those shown. Also note, that after tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

DESCRIPTION OF THE FUNDS -- OBJECTIVES,              AMSOUTH MUNICIPAL BOND FUND
RISK/RETURN AND EXPENSES

As an investor in the Municipal Bond Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

FEES AND EXPENSES


SHAREHOLDER TRANSACTION EXPENSES                              CLASS I
(EXPENSES PAID BY YOU DIRECTLY)(1)                            SHARES

Maximum Sales Charge (Load) on Purchases                       None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)                           None
--------------------------------------------------------------------------------
Redemption Fee(2)                                              0.00%

ANNUAL FUND OPERATING EXPENSES                                CLASS I
(FEES PAID FROM FUND ASSETS)                                  SHARES
Management Fee                                                 0.65%
--------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fee                        0.00%
--------------------------------------------------------------------------------
Other Expenses(3)
--------------------------------------------------------------------------------
Total Fund Operating Expenses(3)
--------------------------------------------------------------------------------

(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

(3) Other expenses are being limited to _____ Class I Shares. Total expenses after fee waivers and expense reimbursements Class I Shares are _____. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

EXPENSE EXAMPLE

                          1              3              5             10
                         YEAR          YEARS          YEARS         YEARS
   CLASS I SHARES
--------------------------------------------------------------------------------

Use the table at right to compare fees and expenses with those of other Funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

      o    $10,000 investment
      o    5% annual return
      o    no changes in the Fund's operating expenses

Because this example is hypothetical and for comparison only, your actual costs will be different.

DESCRIPTION OF THE FUNDS -- OBJECTIVES,          AMSOUTH FLORIDA TAX-EXEMPT FUND
RISK/RETURN AND EXPENSES


                                       RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE                   The Fund seeks to produce as high a level
                                       of current  interest  income  exempt from
                                       Federal    income   taxes   and   Florida
                                       intangibles taxes as is consistent with the preservation of capital.

PRINCIPAL                              The Fund  invests  primarily in municipal
INVESTMENT STRATEGIES                  securities  of the State of  Florida  and
                                       its political  subdivisions  that provide
                                       income   exempt  from  Federal   personal
                                       income   tax   and   Florida   intangible
                                       personal property tax. The Fund invests in Florida municipal securities only if they are high grade (rated at the time of purchase in one of the three highest rating categories by an NRSRO, or are determined by the portfolio manager to be of comparable quality). The Fund may purchase securities of any maturity.

                                       In  managing  the Fund's  portfolio,  the
                                       manager  uses  a  "top  down"  investment
                                       management  approach focusing on interest
                                       rates and credit  quality.  The portfolio
                                       manager sets, and continually  adjusts, a
                                       target for the interest rate  sensitivity
                                       of  the   Fund's   portfolio   based   on
                                       expectations    about    interest    rate
                                       movements.  The  portfolio  manager  then
                                       selects  securities  consistent with this
                                       target   based   on   their    individual
                                       characteristics.


                                       The   Fund   is   non-diversified    and,
                                       therefore,     may     concentrate    its
                                       investments   in  a  limited   number  of
                                       issuers.  The  Fund may  also  invest  in
                                       certain other debt securities in addition
                                       to  those  described  above.  For a  more
                                       complete   description   of  the  various
                                       securities  in which the Fund may invest,
                                       please  see  the  Additional   Investment
                                       Strategies and Risks on page ____ or consult the SAI.


PRINCIPAL                              Your   investment  in  the  Fund  may  be
INVESTMENT RISKS                       subject to the following principal risks:

                                       INTEREST RATE RISK: The possibility that the value of the Fund's investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

                                       STATE SPECIFIC RISK: By concentrating its
                                       investments   in  securities   issued  by
                                       Florida and its municipalities, the Fund may be more vulnerable to unfavorable developments in Florida than funds that are more geographically diversified.

                                       CREDIT  RISK:  The  possibility  that  an
                                       issuer  cannot make timely  interest  and
                                       principal    payments    on   its    debt
                                       securities, such as bonds. The lower a security's rating, the greater its credit risk.

                                       LIQUIDITY RISK: The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market.

                                       NON-DIVERSIFIED RISK: Because the Fund is
                                       non-diversified,  it may invest a greater
                                       percentage  of its assets in a particular
                                       issuer   compared   with   other   funds.
                                       Accordingly, the Fund's portfolio may be more sensitive to changes in the market value of a single issuer or industry.


                                       INCOME  RISK:  The  possibility  that the
                                       Fund's  income  will  decline  due  to  a
                                       decrease in interest  rates.  Income risk
                                       is generally high for shorter-term  bonds
                                       and low for longer-  term  bonds.  If the
                                       Fund   invests   in    securities    with
                                       additional   risks,   its   share   price
                                       volatility  accordingly  could be greater
                                       and  its  performance   lower.  For  more
                                       information about these risks, please see the Additional Investment Strategies and Risks on page _____.

DESCRIPTION OF THE FUNDS -- OBJECTIVES,          AMSOUTH FLORIDA TAX-EXEMPT FUND
RISK/RETURN AND EXPENSES

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the Fund's performance over time to that of the Merrill Lynch 1-12 Year Municipal Bond Index, an unmanaged index generally representative of the intermediate-term municipal bonds. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

PERFORMANCE BAR CHART AND TABLE
YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
CLASS I SHARES(1,2)

[BAR GRAPH]

1995                        11.04%
1996                         3.6%
1997                         6.69%
1998                         5.44%
1999                        -1.24%
2000                         8.62%
2001                              %
-----------------------------------------
The Fund's total return for 1/1/02 to 9/30/02 was _________.

Best quarter:
Worst quarter:

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending December 31, 2001)(1)
---------------------------------------------

                                   1             5          SINCE INCEPTION
                                 YEAR          YEARS           (9/30/94)
                              --------------------------------------------------
CLASS I SHARES(2)
                              --------------------------------------------------
Return Before Taxes
                              --------------------------------------------------
Return After Taxes on
 Distributions
                              --------------------------------------------------
Return After Taxes on
 Distributions and Sale
 of Fund Shares
                              --------------------------------------------------
MERRILL LYNCH 1-12 YEAR
 MUNICIPAL BOND INDEX
                              --------------------------------------------------
MERRILL LYNCH 3-7 YEAR
 MUNICIPAL BOND INDEX(3)
                              --------------------------------------------------

(1) Both charts assume reinvestment of dividends and distributions. For current performance information including the Fund's 30-day yield, call 1-800-451-8382.

(2) Performance for the Class I Shares, which commenced operations on 9/2/97, is based on the historical performance of the Class A Shares (without sales charge) prior to that date.

(3) The Merrill Lynch 3-7 Year Municipal Bond Index is an unmanaged index generally representative of municipal bonds with intermediate maturities. The Fund has changed its benchmark from the Merrill Lynch 3-7 Year Municipal Bond Index to the Merrill Lynch 1-12 Year Municipal Bond Index in order to provide a more appropriate market comparison for the Fund's performance.

The table shows the impact of taxes on the Fund's returns. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax

DESCRIPTION OF THE FUNDS -- OBJECTIVES,          AMSOUTH FLORIDA TAX-EXEMPT FUND
RISK/RETURN AND EXPENSES

rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after tax returns depend on an investor's tax situation and may differ from those shown. Also note that after tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

DESCRIPTION OF THE FUNDS -- OBJECTIVES,          AMSOUTH FLORIDA TAX-EXEMPT FUND
RISK/RETURN AND EXPENSES

As an investor in the Florida Tax-Exempt Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

FEES AND EXPENSES


SHAREHOLDER TRANSACTION EXPENSES                           CLASS I
(EXPENSES PAID BY YOU DIRECTLY)(1)                         SHARES

Maximum Sales Charge (Load) on Purchases                    None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)                        None
--------------------------------------------------------------------------------
Redemption Fee(2)                                           0.00%

ANNUAL FUND OPERATING EXPENSES                             CLASS I
(FEES PAID FROM FUND ASSETS)                               SHARES

Management Fee                                              0.65%
--------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fee                     0.00%
--------------------------------------------------------------------------------
Other Expenses(3)
--------------------------------------------------------------------------------
Total Fund Operating Expenses(3)
--------------------------------------------------------------------------------

(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

(3) Other expenses are being limited to _____ Class I Shares. Total expenses after fee waivers and expense reimbursements Class I Shares are _____. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

EXPENSE EXAMPLE

                          1             3            5             10
                         YEAR         YEARS        YEARS         YEARS
   CLASS I SHARES
--------------------------------------------------------------------------------


Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

      o    $10,000 investment
      o    5% annual return
      o    no changes in the Fund's operating expenses
      o    redemption at the end of each time period

Because actual returns and operating expenses will be different, this example is for comparison only.

DESCRIPTION OF THE FUNDS -- OBJECTIVES,        AMSOUTH TENNESSEE TAX-EXEMPT FUND
RISK/RETURN AND EXPENSES

                                       RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE                   The Fund seeks to provide  investors with
                                       current income exempt from Federal and Tennessee income taxes without assuming undue risk.

PRINCIPAL INVESTMENT                   The  Fund normally  invests substantially
STRATEGIES                             all   of   its   assets   in    municipal
                                       obligations  of the  State of  Tennessee,
                                       its political  subdivisions,  authorities
                                       and  corporations   that  provide  income
                                       exempt   from   Federal   and   Tennessee
                                       personal  income taxes.


                                       To further  limit credit  risk,  the Fund
                                       invests   only   in   investment    grade
                                       municipal   obligations  or  the  unrated
                                       equivalent as determined by the portfolio
                                       manager.  The portfolio manager evaluates
                                       municipal  obligations  based  on  credit
                                       quality,   financial  outlook  and  yield
                                       potential. Although the Fund concentrates
                                       its   assets   in   Tennessee   municipal
                                       obligations,    the   portfolio   manager
                                       strives to diversify the portfolio across
                                       sectors and issuers within Tennessee. The
                                       Fund  may  purchase   securities  of  any
                                       maturity.

                                       For a more  complete  description  of the
                                       various  securities in which the Fund may
                                       invest,   please   see   the   Additional
                                       Investment  Strategies  and Risks on page
                                       ____ or consult the SAI.


PRINCIPAL                              Your  investment  in  the  Fund  may   be
INVESTMENT RISKS                       subject to the following principal risks:

                                       INTEREST RATE RISK: The possibility that the value of the Fund's investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

                                       STATE SPECIFIC RISK: By concentrating its
                                       investments   in  securities   issued  by
                                       Tennessee  and  its  municipalities,  the
                                       Fund   may   be   more    vulnerable   to
                                       unfavorable   developments  in  Tennessee
                                       than funds that are more geographically diversified.

                                       CREDIT  RISK:  The  possibility  that  an
                                       issuer  cannot make timely  interest  and
                                       principal    payments    on   its    debt
                                       securities, such as bonds. The lower a security's rating, the greater its credit risk.

                                       LIQUIDITY RISK: The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market.

                                       NON-DIVERSIFIED RISK: Because the Fund is
                                       non-diversified,  it may invest a greater
                                       percentage  of its assets in a particular
                                       issuer   compared   with   other   funds.
                                       Accordingly, the Fund's portfolio may be more sensitive to changes in the market value of a single issuer or industry.

                                       INCOME  RISK:  The  possibility  that the
                                       Fund's  income  will  decline  due  to  a
                                       decrease in interest  rates.  Income risk
                                       is generally high for shorter-term  bonds
                                       and low for longer- term bonds.  The Fund
                                       may  trade  securities  actively,   which
                                       could  increase  its  transaction   costs
                                       (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower.


                                       For more  information  about these risks,
                                       please  see  the  Additional   Investment
                                       Strategies and Risks on page ____.

DESCRIPTION OF THE FUNDS -- OBJECTIVES,        AMSOUTH TENNESSEE TAX-EXEMPT FUND
RISK/RETURN AND EXPENSES

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the Fund's performance over time to that of the Merrill Lynch 1-12 year Municipal Bond Index, an unmanaged index generally representative of municipal bonds with intermediate maturities., a recognized, unmanaged index of investment grade municipal obligations. Of course, past performance does not indicate how the Fund will perform in the future.

PERFORMANCE BAR CHART AND TABLE
YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
CLASS I SHARES(1,2,3)

[BAR GRAPH]

1992                        5.46%
1993                       10.25%
1994                       -8.57%
1995                        13.4%
1996                        1.39%
1997                        7.16%
1998                        4.51%
1999                       -2.83%
2000                        8.82%
2001                            %
-----------------------------------
The Fund's total return from 1/1/02 to 9/30/02 was ____%.

Best quarter:
Worst quarter:
-------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending December 31, 2001)(1)
---------------------------------------------

                                    1        5         10      SINCE INCEPTION
                                   YEAR    YEARS      YEARS       (12/31/80)
                               -------------------------------------------------
CLASS I SHARES(3)
                               -------------------------------------------------
Return Before Taxes
                               -------------------------------------------------
Return After Taxes on
 Distributions
                               -------------------------------------------------
Return After Taxes
 on Distributions and Sale
 of Fund Shares
                               -------------------------------------------------
MERRILL LYNCH 1-12 YEAR
 MUNICIPAL BOND INDEX
                               -------------------------------------------------
LEHMAN BROTHERS MUNICIPAL
 10-YEAR INDEX(4)
                               -------------------------------------------------


(1) Both charts assume reinvestment of dividends and distributions.

(2) The Tennessee Tax-Exempt Fund commenced operations on 3/28/94 through a transfer of assets from collective trust fund accounts managed by the Advisor, using materially equivalent investment objectives, policies and methodologies as the Fund. The quoted performance of the Fund includes the performance of these trust accounts for periods prior to the Fund's commencement of operations, as adjusted to reflect the expenses associated with the Fund. The trust accounts were not registered with the SEC and were not subject to the investment

DESCRIPTION OF THE FUNDS -- OBJECTIVES,        AMSOUTH TENNESSEE TAX-EXEMPT FUND
RISK/RETURN AND EXPENSES

restrictions imposed by law on registered mutual funds. If these trust accounts had been registered, their returns may have been lower.


(3) Performance for the Class I Shares, which commenced operations on 10/3/97, is based on the historical performance of the Class A Shares (without sales charge) prior to that date.

(4) Lehman Brothers Municipal 10 Year Index is a recognized, unmanaged index of investment grade municipal obligations. The Fund has changed its benchmark from the Lehman Brothers Municipal 10 Year Index to the Merrill Lynch 1-12 Year Municipal Bond Index in order to provide a more appropriate market comparison for the Fund's performance.

The table shows the impact of taxes on the Fund's returns. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after tax returns depend on an investor's tax situation and may differ from those shown. Also note that after tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

DESCRIPTION OF THE FUNDS -- OBJECTIVES,        AMSOUTH TENNESSEE TAX-EXEMPT FUND
RISK/RETURN AND EXPENSES

As an investor in the Tennessee Tax-Exempt Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

FEES AND EXPENSES


SHAREHOLDER TRANSACTION EXPENSES                               CLASS I
(EXPENSES PAID BY YOU DIRECTLY)(1)                             SHARES

Maximum Sales Charge (Load) on Purchases                        None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)                            None
--------------------------------------------------------------------------------
Redemption Fee(2)                                               0.00%

ANNUAL FUND OPERATING EXPENSES                                 CLASS I
(FEES PAID FROM FUND ASSETS)                                   SHARES

Management Fee                                                  0.65%
--------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fee                         None
--------------------------------------------------------------------------------
Other Expenses(3)
--------------------------------------------------------------------------------
Total Fund Operating Expenses(3)
--------------------------------------------------------------------------------


(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.


(3) Other expenses are being limited to _____ Class I Shares. Total expenses after fee waivers and expense reimbursements Class I Shares are _____. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

EXPENSE EXAMPLE
                        1             3             5            10
                       YEAR         YEARS         YEARS        YEARS
CLASS I SHARES
--------------------------------------------------------------------------------


Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

      o    $10,000 investment
      o    5% annual return
      o    no changes in the Fund's  operating  expenses
      o    redemption at the end of each time period

Because actual returns and operating expenses will be different, this example is for comparison only.

DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES        OVERVIEW

                                       MONEY MARKET FUNDS

                                       These Funds seek current income with liquidity and stability of principal by investing primarily in short-term debt securities. The Funds seek to maintain a stable price of $1.00 per share.

WHO MAY WANT TO INVEST                 Consider  investing in these Funds if you
                                       are:
                                       o    seeking preservation of capital
                                       o    investing short-term reserves
                                       o    willing  to accept  lower  potential
                                            returns  in  exchange  for a  higher
                                            degree of safety
                                       o    in the case of the Tax-Exempt  Money
                                            Market   Fund,    seeking    Federal
                                            tax-exempt income

                                       These Funds may not be appropriate if you
                                       are:
                                       o    seeking high total return
                                       o    pursuing   a   long-term   goal   or
                                            investing for retirement

DESCRIPTION OF THE FUNDS -- OBJECTIVES,          AMSOUTH PRIME MONEY MARKET FUND
RISK/RETURN AND EXPENSES

                                       RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE                   The  Fund  seeks   current   income  with
                                       liquidity and stability of principal.

PRINCIPAL                              The   Fund    invests    only   in   U.S.
INVESTMENT STRATEGIES                  dollar-denominated,        "high-quality"
                                       short-term debt securities, including the following:
                                       o    obligations  issued or guaranteed by
                                            the U.S. government, its agencies or
                                            instrumentalities

                                       o    certificates   of   deposit,    time
                                            deposits,  bankers'  acceptances and
                                            other short-term  securities  issued
                                            by  domestic  or  foreign  banks  or
                                            their  subsidiaries  or  branches

                                       o    domestic   and  foreign   commercial
                                            paper and other short-term corporate
                                            debt  obligations,  including  those
                                            with  floating or variable  rates of
                                            interest

                                       o    obligations  issued or guaranteed by
                                            one or more foreign  governments  or
                                            their agencies or instrumentalities,
                                            including       obligations       of
                                            supranational entities

                                       o    asset-backed securities

                                       o    repurchase agreements collateralized
                                            by  the  types of securities  listed
                                            above

                                       "High-quality"  debt securities are those
                                       obligations   which,   at  the   time  of
                                       purchase,   (i)   possess   the   highest
                                       short-term   rating  from  at  least  two
                                       nationally recognized statistical rating organizations (an "NRSRO") (for example, commercial paper rated "A-1" by Standard & Poor's Corporation and "P-1" by Moody's Investors Service, Inc.) or one NRSRO if only rated by one NRSRO or (ii) if unrated, are determined by the portfolio manager to be of comparable quality.

                                       When selecting  securities for the Fund's
                                       portfolio,  the  portfolio  manager first
                                       considers  safety  of  principal  and the
                                       quality of an  investment.  The portfolio
                                       manager  then  focuses  on  generating  a
                                       high-level   of  income.   The  portfolio
                                       manager generally  evaluates  investments
                                       based  on   interest   rate   sensitivity
                                       selecting    those    securities    whose
                                       maturities  fit the Fund's  interest rate
                                       sensitivity    target   and   which   the
                                       portfolio manager believes to be the best relative values.


                                       The  Fund  will   maintain   an   average
                                       weighted portfolio maturity of 90 days or
                                       less and will limit the  maturity of each
                                       security in its  portfolio to 397 days or
                                       less. For a more complete  description of
                                       the  securities  in  which  the  Fund may
                                       invest,   please   see   the   Additional
                                       Investment  Strategies  and Risks on page
                                       _____ or consult the SAI.

DESCRIPTION OF THE FUNDS -- OBJECTIVES,          AMSOUTH PRIME MONEY MARKET FUND
RISK/RETURN AND EXPENSES

PRINCIPAL                              Your  investment  in  the  Fund  may  be
INVESTMENT RISKS                       subject to the following principal risks:

                                       INTEREST RATE RISK: The possibility that the value of the Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decrease in interest rates.

                                       CREDIT RISK: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as commercial paper. The lower a security's rating, the greater its credit risk.


                                       For more  information  about these risks,
                                       please  see  the  Additional   Investment
                                       Strategies and Risks on page _____.


                                       AN  INVESTMENT  IN  THE  FUND  IS  NOT  A
                                       DEPOSIT OR AN OBLIGATION OF AMSOUTH BANK,
                                       ITS  AFFILIATES,  OR ANY BANK,  AND IT IS
                                       NOT INSURED OR  GUARANTEED BY THE FEDERAL
                                       DEPOSIT  INSURANCE   CORPORATION  OR  ANY
                                       OTHER  GOVERNMENT  AGENCY.  ALTHOUGH  THE
                                       FUND SEEKS TO PRESERVE  THE VALUE OF YOUR
                                       INVESTMENT   AT  $1  PER  SHARE,   IT  IS
                                       POSSIBLE  TO LOSE MONEY BY  INVESTING  IN
                                       THE FUND.

DESCRIPTION OF THE FUNDS -- OBJECTIVES,          AMSOUTH PRIME MONEY MARKET FUND
RISK/RETURN AND EXPENSES


The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below shows the Fund's performance over time. Of course, past performance does not indicate how the Fund will perform in the future.

PERFORMANCE BAR CHART AND TABLE
YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
CLASS I SHARES(1)

[BAR GRAPH]

1992                 3.39%
1993                 2.61%
1994                 3.72%
1995                 5.5%
1996                 4.92%
1997                 5.09%
1998                 4.98%
1999                 4.6%
2000                 5.85%
2001                     %
---------------------------------------
The Fund's total return from 1/1/02 to 9/30/02 was ____%.

Best quarter:
Worst quarter:
---------------------------

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending December 31, 2001)(1)
------------------------------------------------------


                            1           5            10         SINCE INCEPTION
                          YEAR        YEARS         YEARS           8/8/88
CLASS I SHARES
                    ------------------------------------------------------------

(1) Both charts assume reinvestment of dividends and distributions.

As of December 31, 2001, the Fund's 7-day yield Class I Shares was ____%. Without fee waivers and expense reimbursements, the Fund's yield would have been ____% Class I Shares for this time period. For current yield information on the Fund, call 1-800-451-8382. The Fund's yield appears in THE WALL STREET JOURNAL each Thursday.

DESCRIPTION OF THE FUNDS -- OBJECTIVES,          AMSOUTH PRIME MONEY MARKET FUND
RISK/RETURN AND EXPENSES

As an investor in the Prime Money Market Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

FEES AND EXPENSES


SHAREHOLDER TRANSACTION EXPENSES                           CLASS I
(EXPENSES PAID BY YOU DIRECTLY)(1)                         SHARES

Maximum Sales Charge (Load) on Purchases                    None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)                        None
--------------------------------------------------------------------------------
Redemption Fee(2)                                           0.00%

ANNUAL FUND OPERATING EXPENSES                             CLASS I
(FEES PAID FROM FUND ASSETS)                               SHARES

Management Fee                                              0.40%
--------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fee                     0.00%
--------------------------------------------------------------------------------
Other Expenses(3)
--------------------------------------------------------------------------------
Total Fund Operating Expenses(3)
--------------------------------------------------------------------------------


(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.


(3) Other expenses are being limited to _____ Class I Shares. Total expenses after fee waivers and expense reimbursements Class I Shares are _____. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

EXPENSE EXAMPLE
                          1           3           5          10
                         YEAR       YEARS       YEARS      YEARS
CLASS I SHARES
--------------------------------------------------------------------------


Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

      o    $10,000 investment
      o    5% annual return
      o    no changes in the Fund's  operating  expenses
      o    redemption at the end of each time period

Because actual returns and operating expenses will be different, this example is for comparison only.

DESCRIPTION OF THE FUNDS -- OBJECTIVES,              AMSOUTH U.S. TREASURY MONEY
RISK/RETURN AND EXPENSES                                             MARKET FUND

                                       RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE                   The  Fund  seeks   current   income  with
                                       liquidity and stability of principal.

PRINCIPAL INVESTMENT                   To  pursue this  goal,  the  Fund invests
STRATEGIES                             primarily     in     short-term      U.S.
                                       dollar-denominated  obligations issued by
                                       the   U.S.   Treasury   ("U.S.   Treasury
                                       Securities"),  and repurchase  agreements
                                       collateralized     by    U.S.    Treasury
                                       Securities.  The  Fund  invests  based on
                                       considerations of safety of principal and
                                       liquidity,  which means that the Fund may
                                       not  necessarily   invest  in  securities
                                       paying the highest  available  yield at a
                                       particular time. The Fund will attempt to
                                       increase  its  yield by  tending  to take
                                       advantage    of     short-term     market
                                       variations.    The   portfolio    manager
                                       generally calculates investments based on interest rate sensitivity.

                                       The  Fund  will   maintain   an   average
                                       weighted portfolio maturity of 90 days or less and will limit the maturity of each security in its portfolio to 397 days or less.


                                       For a more  complete  description  of the
                                       securities  in which the Fund may invest,
                                       please  see  the  Additional   Investment
                                       Strategies and Risks on page _____ or consult the SAI.


PRINCIPAL INVESTMENT RISKS             Your   investment  in  the  Fund  may  be
                                       subject to the following principal risks:

                                       INTEREST RATE RISK: The possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates.


                                       For more  information  about these risks,
                                       please  see  the  Additional   Investment
                                       Strategies and Risks on page _____.


                                       AN  INVESTMENT  IN  THE  FUND  IS  NOT  A
                                       DEPOSIT OR AN OBLIGATION OF AMSOUTH BANK,
                                       ITS  AFFILIATES,  OR ANY BANK,  AND IT IS
                                       NOT INSURED OR  GUARANTEED BY THE FEDERAL
                                       DEPOSIT  INSURANCE   CORPORATION  OR  ANY
                                       OTHER  GOVERNMENT  AGENCY.  ALTHOUGH  THE
                                       FUND SEEKS TO PRESERVE  THE VALUE OF YOUR
                                       INVESTMENT   AT  $1  PER  SHARE,   IT  IS
                                       POSSIBLE  TO LOSE MONEY BY  INVESTING  IN
                                       THE FUND.

DESCRIPTION OF THE FUNDS -- OBJECTIVES,              AMSOUTH U.S. TREASURY MONEY
RISK/RETURN AND EXPENSES                                             MARKET FUND

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below shows the Fund's performance over time. Of course, past performance does not indicate how the Fund will perform in the future.


PERFORMANCE BAR CHART AND TABLE
YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
CLASS I SHARES(1)

[BAR GRAPH]

1992                    3.32%
1993                    2.54%
1994                    3.55%
1995                    5.3%
1996                    4.69%
1997                    4.75%
1998                    4.6%
1999                    4.17%
2000                    5.41%
2001                          %
--------------------------------------
The Fund's total return from 1/1/02 to 9/30/02 was ____%.

Best quarter:
Worst quarter:
-----------------------------

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending December 31, 2001)(1)
------------------------------------------------------

                            1           5          10           SINCE
                          YEAR        YEARS       YEARS       INCEPTION
                                                               9/8/88
CLASS I SHARES
-----------------------------------------------------------------------------

(1) Both charts assume reinvestment of dividends and distributions.

As of December 31, 2001, the Fund's 7-day yield Class I Shares was ____%. Without fee waivers and expense reimbursements, the Fund's yield would have been ____% Class I Shares for this time period. For current yield information on the Fund, call 1-800-451-8382. The Fund's yield appears in THE WALL STREET JOURNAL each Thursday.

DESCRIPTION OF THE FUNDS -- OBJECTIVES,              AMSOUTH U.S. TREASURY MONEY
RISK/RETURN AND EXPENSES                                             MARKET FUND

As an  investor  in the  U.S.  Treasury  Money  Market  Fund,  you  will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

FEES AND EXPENSES


SHAREHOLDER TRANSACTION EXPENSES                       CLASS I
(EXPENSES PAID BY YOU DIRECTLY)(1)                      SHARES

Maximum Sales Charge (Load) on Purchases                 None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)                     None
--------------------------------------------------------------------------------
Redemption Fee(2)                                       0.00%

ANNUAL FUND OPERATING EXPENSES                         CLASS I
(FEES PAID FROM FUND ASSETS)                            SHARES

Management Fee                                          0.40%
--------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fee                 0.00%
--------------------------------------------------------------------------------
Other Expenses(3)
--------------------------------------------------------------------------------
Total Fund Operating Expenses(3)
--------------------------------------------------------------------------------

(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

(3) Other expenses are being limited to _____ Class I Shares. Total expenses after fee waivers and expense reimbursements Class I Shares are _____. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

EXPENSE EXAMPLE

                           1             3            5            10
                          YEAR         YEARS        YEARS        YEARS
   CLASS I SHARES
--------------------------------------------------------------------------------


Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

     o     $10,000 investment
     o     5% annual return
     o     no changes in the Fund's operating expenses
     o     redemption at the end of each time period

Because actual returns and operating expenses will be different, this example is for comparison only.

DESCRIPTION OF THE FUNDS -- OBJECTIVES,                 AMSOUTH TREASURY RESERVE
RISK/RETURN AND EXPENSES                                       MONEY MARKET FUND

                                       RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE                   The Fund seeks to provide  investors with
                                       as high a level of  current  income as is
                                       consistent   with  the   preservation  of
                                       capital and the maintenance of liquidity.

PRINCIPAL INVESTMENT                   The  Fund  invests  primarily  in    U.S.
STRATEGIES                             Treasury    securities   and   repurchase
                                       agreements in respect thereof. The Fund may invest up to 20% of its assets in other securities guaranteed as to payment of principal and interest by the U.S.
                                       Government and repurchase agreements in respect thereof.

                                       The income from the Fund's  investment in
                                       direct  obligations  of the United States
                                       is exempt  from state and local,  but not
                                       Federal,   income  taxes.  Dividends  and
                                       distributions attributable to income from repurchase agreements may be subject to Federal, state and local taxes.

                                       The Fund invests based on  considerations
                                       of safety  of  principal  and  liquidity,
                                       which   means   that  the  Fund  may  not
                                       necessarily  invest in securities  paying
                                       the   highest   available   yield   at  a
                                       particular time. The Fund will attempt to
                                       increase  its  yield by  trading  to take
                                       advantage    of     short-term     market
                                       variations.    The   portfolio    manager
                                       generally evaluates investments based on interest rate sensitivity.


                                       For a more  complete  description  of the
                                       securities  in which the Fund may invest,
                                       please  see  the  Additional   Investment
                                       Strategies and Risks on page ____ or consult the SAI.


PRINCIPAL INVESTMENT RISKS             INTEREST  RATE  RISK:  Although  the Fund
                                       seeks  to  preserve  the  value  of  your
                                       investment  at  $1.00  per  share,  it is
                                       possible  to lose money by  investing  in
                                       the Fund. The Fund is subject to the risk
                                       that  changes  in  interest   rates  will
                                       affect the yield or value of the Fund's investments.

                                       A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to timely payment of interest and principal when held to maturity. Neither the market value of such securities nor the Fund's share price is guaranteed.


                                       For more  information  about these risks,
                                       please  see  the  Additional   Investment
                                       Strategies and Risks on page ____.


                                       AN  INVESTMENT  IN  THE  FUND  IS  NOT  A
                                       DEPOSIT OR AN OBLIGATION OF AMSOUTH BANK,
                                       ITS  AFFILIATES,  OR ANY BANK,  AND IT IS
                                       NOT INSURED OR  GUARANTEED BY THE FEDERAL
                                       DEPOSIT  INSURANCE   CORPORATION  OR  ANY
                                       OTHER  GOVERNMENT  AGENCY.  ALTHOUGH  THE
                                       FUND SEEKS TO PRESERVE  THE VALUE OF YOUR
                                       INVESTMENT   AT  $1  PER  SHARE,   IT  IS
                                       POSSIBLE  TO LOSE MONEY BY  INVESTING  IN
                                       THE FUND.

DESCRIPTION OF THE FUNDS -- OBJECTIVES,                 AMSOUTH TREASURY RESERVE
RISK/RETURN AND EXPENSES                                       MONEY MARKET FUND

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performances to demonstrate that the Fund's value varied at different times. The table below shows the Fund's performance over time.


PERFORMANCE BAR CHART AND TABLE
YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
CLASS I SHARES(1,2)

[BAR GRAPH]

1993                  2.06%
1994                  4.05%
1995                  5.41%
1996                  4.9%
1997                  5.05%
1998                  4.93%
1999                  4.39%
2000                  5.61%
2001                        %
-------------------------------------
The Fund's total return from 1/1/02 to 9/30/02 was ____%.

Best quarter:
Worst quarter:

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending December 31, 2001)(1)
---------------------------------------------

                              1             5           SINCE INCEPTION
                             YEAR         YEARS            (10/1/92)

CLASS I SHARES(2)
                       ---------------------------------------------------------


(1) Both charts assume reinvestment of dividends and distributions.


As of December 31, 2001, the Fund's 7-day yield Class I Shares was ____%. Without fee waivers and expense reimbursements, the Fund's yield would have been ____% Class I Shares for this time period. For current yield information on the Fund, call 1-800-852-0045. The Fund's yield appears in THE WALL STREET JOURNAL each Thursday.


(2) The Treasury Money Market Fund commenced operations on 3/29/94 through a transfer of assets from collective trust fund accounts managed by the Advisor, using materially equivalent investment objectives, policies and methodologies as the Fund. The quoted performance of the Fund includes the performance of these trust accounts for periods prior to the Fund's commencement of operations, as adjusted to reflect the expenses associated with the Fund. The trust accounts were not registered with the SEC and were not subject to the investment restrictions imposed by law on registered mutual funds. If these trust accounts had been registered, their returns may have been lower.

DESCRIPTION OF THE FUNDS -- OBJECTIVES,                 AMSOUTH TREASURY RESERVE
RISK/RETURN AND EXPENSES                                       MONEY MARKET FUND

As an investor in the Treasury Reserve Money Market Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

FEES AND EXPENSES


SHAREHOLDER TRANSACTION EXPENSES                           CLASS I
(EXPENSES PAID BY YOU DIRECTLY)(1)                         SHARES
Maximum Sales Charge (Load) on Purchases                    None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)                        None
--------------------------------------------------------------------------------
Redemption Fee(2)                                           0.00%
                                                   -----------------------------
ANNUAL FUND OPERATING EXPENSES                             CLASS I
(FEES PAID FROM FUND ASSETS)                               SHARES
--------------------------------------------------------------------------------
Management Fee                                              0.40%
--------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fee                     None
--------------------------------------------------------------------------------
Other Expenses(3)
--------------------------------------------------------------------------------
Total Fund Operating Expenses(3)
--------------------------------------------------------------------------------


(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.


(3) Other expenses are being limited to _____ Class I Shares. Total expenses after fee waivers and expense reimbursements Class I Shares are _____. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

EXPENSE EXAMPLE

                         1            3           5           10
                        YEAR        YEARS       YEARS       YEARS
   CLASS I SHARES
-------------------------------------------------------------------------


Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

     o     $10,000 investment
     o     5% annual return
     o     no changes in the Fund's operating expenses
     o     redemption at the end of each time period

Because actual returns and operating expenses will be different, this example is for comparison only.

DESCRIPTION OF THE FUNDS -- OBJECTIVES,                       AMSOUTH TAX-EXEMPT
RISK/RETURN AND EXPENSES                                      MONEY MARKET FUND

                                       RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE                   The Fund seeks as high a level of current
                                       interest   income   exempt  from  federal
                                       income  taxes as is  consistent  with the
                                       preservation   of  capital  and  relative
                                       stability of principal.

PRINCIPAL                              The  Fund invests primarily in short-term
INVESTMENT STRATEGIES                  municipal  securities that provide income
                                       that is exempt  from  federal  income tax
                                       and   not    subject   to   the   federal
                                       alternative  minimum tax for individuals.
                                       Short-term  municipal securities are debt
                                       obligations,  such as  bonds  and  notes,
                                       issued   by   states,   territories   and
                                       possessions  of  the  United  States  and
                                       their  political  subdivisions,  agencies
                                       and  instrumentalities  which,  generally
                                       have remaining  maturities of one year or
                                       less.  Municipal  securities purchased by
                                       the Fund may  include  rated and  unrated
                                       variable  and  floating  rate  tax-exempt
                                       notes which may have a stated maturity in
                                       excess  of one  year  but  which  will be
                                       subject  to a demand  feature  permitting
                                       the Fund to demand payment within a year.
                                       The Fund may also invest up to 10% of its
                                       total assets in the  securities  of money
                                       market    mutual   funds   which   invest
                                       primarily  in  obligations   exempt  from
                                       federal income tax.

                                       When selecting  securities for the Fund's
                                       portfolio,  the manager  first  considers
                                       safety of principal and the quality of an
                                       investment.  The  portfolio  manager then
                                       focuses on  generating  a  high-level  of
                                       income.  The portfolio  manager generally
                                       evaluates  investments  based on interest
                                       rate    sensitivity    selecting    those
                                       securities   whose   maturities  fit  the
                                       Fund's interest rate sensitivity target and which the portfolio manager believes to be the best relative values.

                                       The  Fund  will   maintain   an   average
                                       weighted portfolio maturity of 90 days or less and will limit the maturity of each security in its portfolio to 397 days or less.

                                       The Fund may also invest in certain other
                                       short-term debt securities in addition to
                                       those   described   above.   For  a  more
                                       complete   description   of  the  various
                                       securities  in which the Fund may invest,
                                       please  see  the  Additional   Investment
                                       Strategies and Risks on page ____ or consult the SAI.

PRINCIPAL                              Your  investment  in  the  Fund  may  be
INVESTMENT RISKS                       subject to the following principal risks:

                                       INTEREST RATE RISK: The possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates.

                                       CREDIT RISK: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as municipal notes. The lower a security's rating, the greater its credit risk.

                                       TAX RISK: The risk that the issuer of the
                                       securities   will  fail  to  comply  with
                                       certain   requirements  of  the  Internal
                                       Revenue Code, which would cause adverse tax consequences.

                                       For more  information  about these risks,
                                       please  see  the  Additional   Investment
                                       Strategies and Risks on page ____.

                                       AN  INVESTMENT  IN  THE  FUND  IS  NOT  A
                                       DEPOSIT OR AN OBLIGATION OF AMSOUTH BANK,
                                       ITS  AFFILIATES,  OR ANY BANK,  AND IT IS
                                       NOT INSURED OR  GUARANTEED BY THE FEDERAL
                                       DEPOSIT  INSURANCE   CORPORATION  OR  ANY
                                       OTHER  GOVERNMENT  AGENCY.  ALTHOUGH  THE
                                       FUND SEEKS TO PRESERVE  THE VALUE OF YOUR
                                       INVESTMENT   AT  $1  PER  SHARE,   IT  IS
                                       POSSIBLE  TO LOSE MONEY BY  INVESTING  IN
                                       THE FUND.

DESCRIPTION OF THE FUNDS -- OBJECTIVES,                       AMSOUTH TAX-EXEMPT
RISK/RETURN AND EXPENSES                                      MONEY MARKET FUND

The bar chart and table on this page show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below shows the Fund's performance over time. Of course, past performance does not indicate how the Fund will perform in the future.


PERFORMANCE BAR CHART AND TABLE
YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
CLASS I SHARES(1)

[BAR GRAPH]

1992               2.59%
1993               1.92%
1994               2.33%
1995               3.44%
1996               3.03%
1997               3.2%
1998               2.99%
1999               2.83%
2000               3.49%
2001                      %
-----------------------------------
The Fund's total return from 1/1/02 to 9/30/02 was ____%.

Best quarter:
Worst quarter:
-----------------------------

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending December 31, 2001)(1)
---------------------------------------------

                                                                     SINCE
                              1           5            10          INCEPTION
                            YEAR        YEARS         YEARS         6/27/90
CLASS I SHARES
--------------------------------------------------------------------------------

(1) Both charts assume reinvestment of dividends and distributions.

As of December 31, 2001, the Fund's 7-day yield Class I Shares was ____%. Without fee waivers and expense reimbursements, the Fund's yield Class I Shares would have been ____% for this time period. For current yield information on the Fund, call 1-800-451-8382. The Fund's yield appears in THE WALL STREET JOURNAL each Thursday.

DESCRIPTION OF THE FUNDS -- OBJECTIVES,                       AMSOUTH TAX-EXEMPT
RISK/RETURN AND EXPENSES                                      MONEY MARKET FUND

As an investor in the Tax-Exempt Money Market Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

FEES AND EXPENSES


SHAREHOLDER TRANSACTION EXPENSES                                      CLASS I
(EXPENSES PAID BY YOU DIRECTLY)(1)                                     SHARES

Maximum Sales Charge (Load) on Purchases                                 None
------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)                                     None
------------------------------------------------------------------------------
Redemption Fee(2)                                                        0.00%

ANNUAL FUND OPERATING EXPENSES                                         CLASS I
(FEES PAID FROM FUND ASSETS)                                           SHARES

Management Fee                                                          0.40%
------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fee                                 0.00%
------------------------------------------------------------------------------
Other Expenses(3)
------------------------------------------------------------------------------
Total Fund Operating Expenses(3)
------------------------------------------------------------------------------

(1) AmSouth Bank or other financial institutions may charge their customer's account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

(3) Other expenses are being limited to _____ Class I Shares. Total expenses after fee waivers and expense reimbursements Class I Shares are _____. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

EXPENSE EXAMPLE
                         1            3            5           10
                        YEAR        YEARS        YEARS       YEARS
CLASS I SHARES
--------------------------------------------------------------------------


Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

     o     $10,000 investment
     o     5% annual return
     o     no changes in the Fund's operating expenses
     o     redemption at the end of each time period

Because actual returns and operating expenses will be different, this example is for comparison only.

ADDITIONAL INVESTMENT STRATEGIES AND RISKS


EQUITY FUNDS

VALUE FUND -- The Fund will normally invest at least 80% of its total assets in common stocks and securities convertible into common stocks, such as convertible bonds and convertible preferred stocks. The Fund may also invest up to 20% of the value of its total assets in preferred stocks, corporate bonds, notes, and warrants, and short-term money market instruments.

SELECT EQUITY FUND -- Under normal circumstances the Fund will invest at least 80% of its assets in equity securities. This policy will not be changed without 60 days' advance notice to shareholders. The Fund invests primarily in common stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stock of companies with market capitalization greater than $2 billion at the time of purchase. The Fund may also invest in common stocks and securities convertible into common stocks of companies with market capitalizations less than $2 billion and preferred stocks. The Fund may also invest up to 20% of its assets in corporate bonds, notes, and warrants, and short-term money market instruments. Stock futures and option contracts and stock index futures and index option contracts may be used to hedge cash and maintain exposure to the U.S. equity market.

ENHANCED MARKET FUND -- The Fund will normally invest at least 80% of its total assets in equity securities drawn from the S&P 500 Index. The Fund may invest up to 20% of its total assets in equity securities not held in the S&P 500, corporate bonds, notes, and warrants, and short-term money market instruments. Stock futures and option contracts, stock index futures and index option contracts may be used to hedge cash and maintain exposure to the U.S. equity market.

LARGE CAP FUND -- Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities of U.S. companies with large market capitalizations. This policy will not be changed without 60 days' advance notice to shareholders. Large capitalization companies are generally those companies with market capitalization over $1 billion. The Fund also may invest in debt securities of domestic issuers rated no lower than investment grade (Baa/BBB) by a credit rating agency, or, if unrated, deemed to be of comparable quality by the Advisor.

CAPITAL GROWTH FUND -- The Fund will invest at least 65% of its total assets in equity securities. The Fund also may invest in debt securities of domestic and foreign issuers when the Advisor believes that such securities offer opportunities for capital growth. The Fund may invest up to 10% of its total assets in foreign securities which are not publicly traded in the United States.

At least 65% of the Fund's total assets invested in debt securities must consist of debt securities which are rated no lower than investment grade (Baa/BBB) by a credit rating agency, or, if unrated, deemed to be of comparable quality by the Advisor. The remainder of such assets may be invested in debt securities which are rated no lower than Ba by Moody's and BB by S&P, Fitch and Duff or, if unrated, deemed to be of comparable quality by the Advisor. Debt securities rated Ba by Moody's and BB by S&P, Fitch and Duff are considered speculative grade debt (also known as junk bonds) and the payment of principal and interest may be affected at any time by adverse economic changes.

MID CAP FUND -- Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities drawn from the S&P Mid-Cap 400 Index. This policy will not be changed without 60 days' advance notice to shareholders. Companies whose capitalization no longer meets this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 80% policy. The Sub-Advisor may also invest the Fund's assets in companies with smaller or larger market capitalizations. The Fund may invest up to 20% of its assets in securities of foreign issuers traded on the New York or American Stock Exchange or in the over-the-counter market in the form of depositary receipts, such as ADRs. The Fund also may invest in debt securities of domestic issuers rated no lower than investment grade (Baa/BBB) by a credit rating agency, or, if unrated, deemed to be of comparable quality by the Advisor.

SMALL CAP FUND -- Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities, including common stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stock, of companies with small market capitalizations. This policy will not be changed without 60 days' advance notice to shareholders. Small capitalization companies are generally those whose market capitalizations are similar to the capitalizations of the companies in the Russell 2000(R) Growth Index at the time of purchase. The Fund may invest up to 20% of its assets in common stocks and securities convertible into common stocks of companies with a market capitalization of greater than $2 billion determined at the time of the purchase, preferred stocks, corporate bonds, notes, and warrants, and short-term money market instruments.

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ADDITIONAL INVESTMENT STRATEGIES AND RISKS

INTERNATIONAL EQUITY FUND -- Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities. This policy will not be changed without 60 days' advance notice to shareholders. The Fund invests its assets primarily in equity securities of non-United States companies (i.e., incorporated or organized outside the United States). Under normal circumstances, the Fund invests at least 80% of its total assets in the equity securities of companies within not less than three different countries (not including the United States).

Foreign securities held by the Fund may trade on days when the Fund does not calculate its NAV and thus affect the Fund's NAV on days when investors have no access to the Fund.

The Fund is not required to invest exclusively in common stocks or other equity securities, and, if deemed advisable, the Fund may invest, to a limited extent, in fixed income securities and money market instruments. The Fund will not invest in fixed income securities rated lower than A by a credit rating agency, such as Moody's, S&P, Fitch or Duff, or, if unrated, deemed to be of comparable quality by the Advisor.

The Fund invests in the stocks of large companies in countries with developed markets. The Fund is authorized to invest in the stocks of large companies in Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. As the Fund's asset growth permits, it may invest in the stocks of large companies in other developed markets. In addition, the Fund may continue to hold securities of developed market countries that are not listed above as authorized countries, but had been authorized for investment in the past.

The value criteria used by Dimensional, as described above, generally apply at the time of purchase by the Fund. The Fund is not required to dispose of a security if the security's issuer does not meet current value criteria. Similarly, Dimensional is not required to sell a security even if the decline in the market capitalization reflects a serious financial difficulty or potential or actual insolvency of the company. Securities which do meet the market capitalization and/or value criteria nevertheless may be sold at any time when, in Dimensional's judgment, circumstances warrant their sale.

The portfolio structure of the Fund involves market capitalization weighting. Deviation from strict market capitalization weighting may occur for several reasons. Dimensional may exclude the stock of a company that meets applicable market capitalization criteria if Dimensional determines in its best judgment that the purchase of such stock is inappropriate given other conditions. Deviation also will occur because Dimensional intends to purchase in round lots only. Furthermore, Dimensional may reduce the relative amount of any security held from the level of strict adherence to market capitalization weighting, in order to retain sufficient portfolio liquidity. A portion, but generally not in excess of 20% of assets, may be invested in interest bearing obligations, such as money market instruments, thereby causing further deviation from strict market capitalization weighting. A further deviation may occur due to investments in privately placed convertible debentures. Block purchases of eligible securities may be made at opportune prices even though such purchases exceed the number of shares which, at the time of purchase, strict adherence to the policy of market capitalization weighting would otherwise require. Changes in the composition and relative ranking (in terms of market capitalization and book to market ratio) of the stocks which are eligible for purchase take place with every trade when the securities markets are open for trading due, primarily, to price fluctuations of such securities.

On at least a semi-annual basis, Dimensional will prepare lists of companies whose stock is eligible for investment by a portfolio. Additional investments generally will not be made in securities which have changed in value sufficiently to be excluded from Dimensional's then current market capitalization requirement for eligible portfolio securities. This may result in further deviation from strict market capitalization weighting. Such deviation could be substantial if a significant amount of a portfolio's holdings change in value sufficiently to be excluded from the requirement for eligible securities, but not by a sufficient amount to warrant their sale.


INTERNATIONAL EQUITY, MID CAP, CAPITAL GROWTH AND LARGE CAP FUNDS -- While these Funds typically invest primarily in common stocks, the equity securities in which they may invest also include convertible securities and preferred stocks. Convertible securities are exchangeable for a certain amount of another form of an issuer's securities, usually common stock, at a prestated price. Convertible

96

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ADDITIONAL INVESTMENT STRATEGIES AND RISKS

securities generally are subordinated to other similar but non-convertible securities of the same issuer and, thus, typically have lower credit ratings than similar non-convertible securities. Preferred stock pays dividends at a specified rate and has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock ordinarily does not carry voting rights.


EQUITY FUNDS AND BOND FUNDS -- If deemed appropriate under the circumstances, the Capital Growth Fund may increase its holdings in short-term money market instruments to over 35% of its total assets. All other Capital Appreciation Funds and the Bond Funds may each increase its holdings in short-term money market instruments to over 20% of its total assets. Each Capital Appreciation Fund may hold uninvested cash pending investment.

HYBRID FUNDS

BALANCED FUND -- The Fund will normally invest in equity securities consisting of common stocks but may also invest in other equity-type securities such as warrants, preferred stocks and convertible debt instruments.

As a fundamental policy, the Fund will invest at least 25% of its total assets in fixed-income securities. Fixed-income securities include debt securities, preferred stock and that portion of the value of securities convertible into common stock, including convertible preferred stock and convertible debt, which is attributable to the fixed-income characteristics of those securities. The Fund's debt securities will consist of high grade securities, which are those securities rated in one of the three highest rating categories by a nationally recognized statistical rating organization (an "NRSRO") at the time of purchase, or if not rated, found by the Advisor under guidelines established by the Trust's Board of Trustees to be of comparable quality. If the rating of any debt securities held by the Fund falls below the third highest rating the Fund will not have to dispose of those obligations and may continue to hold them if the portfolio manager considers it to be appropriate.

APPLICABLE TO ALL AMSOUTH STRATEGIC PORTFOLIOS - The Advisor will make allocation decisions according to its outlook for the economy, financial markets and relative market valuation of the Funds. Each Strategic Portfolio has a "benchmark percentage" representing the asset class mix of the Underlying Funds the Advisor expects to maintain when its assessment of economic conditions and other factors indicate that the financial markets are fairly valued relative to each other. The Advisor anticipates that each AmSouth Strategic Portfolio's asset class benchmark percentage will be as follows:

                              BENCHMARK PERCENTAGES

                                                                      MODERATE
                            AGGRESSIVE                 GROWTH AND    GROWTH AND
UNDERLYING FUND              GROWTH        GROWTH        INCOME        INCOME
ASSET CLASS                 PORTFOLIO     PORTFOLIO     PORTFOLIO    PORTFOLIO
-----------                 ---------     ---------     ---------    ---------

Equity                         95%           70%           55%           54%
Fixed-Income                   4%            29%           44%           1%
Money Market Instruments       1%            1%            1%            %


Under normal market conditions, the Advisor expects to adhere to the benchmark percentages set forth above and the strategy ranges set forth herein; however, the Advisor reserves the right to vary such percentages and ranges as the risk/return characteristics of the financial markets or Underlying Fund asset classes, as assessed by the Advisor, vary over time.

Each AmSouth Strategic Portfolio may invest, in anticipation of otherwise investing cash positions, directly in U.S. Government securities and short-term paper, such as bankers' acceptances. Under normal market conditions, none of the Strategic Portfolios expects to have a substantial portion of its assets invested in such securities. However, when the Advisor determines that adverse market conditions exist, the Fund may adopt a temporary defensive posture and invest entirely in such securities. Although the Fund would do this to avoid losses, it could reduce the benefit of any upswing in the market. During such periods, the Fund may not achieve its investment objective.

                                                                              97

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ADDITIONAL INVESTMENT STRATEGIES AND RISKS

Because the AmSouth Strategic Portfolios invest in the Underlying Funds, there will be duplication of advisory fees and certain other expenses.

BOND FUNDS


GOVERNMENT INCOME FUND -- Under normal circumstances, the Fund will invest at least 80% of its assets primarily in obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities. This policy will not be changed without 60 days advance notice to shareholders. Up to 20% of the Fund's total assets may be invested in other types of debt securities, preferred stocks and options. The Fund may invest up to 80% of its total assets in mortgage-related securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, such as the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"), and in mortgage-related securities issued by nongovernmental entities which are rated, at the time of purchase, in one of the three highest rating categories by an NRSRO or, if unrated, determined by its portfolio manager to be of comparable quality.


The Fund may invest, to a limited extent, in securities issued by other investment companies which principally invest in securities of the type in which the Fund invests. Such investments will involve duplication of advisory fees and certain other expenses.

The Fund may lend its portfolio securities to brokers, dealers and other financial institutions, which could subject the Fund to risk of loss if the institution breaches its agreement with the Fund. In connection with such loans, the Fund will receive collateral consisting of cash or U.S. Government securities which will be maintained at all times in an amount equal to 100% of the current market value of the loaned securities.

LIMITED TERM BOND FUND -- Under normal circumstances, the Fund will invest at least 80% of its assets in bonds. This policy will not change without 60 days' advance notice to shareholders. The Fund will invest at least 65% of its total assets in bonds (including debentures), notes and other debt securities which have a stated or remaining maturity of five years or less or which have an unconditional redemption feature that will permit the Fund to require the issuer of the security to redeem the security within five years from the date of purchase by the Fund or for which the Fund has acquired an unconditional "put" to sell the security within five years from the date of purchase by the Fund. The remainder of the Fund's assets may be invested in bonds (including debentures), notes and other debt securities which have a stated or remaining maturity of greater than five years, cash, cash equivalents, and money-market instruments. The Fund may invest up to 20% of its total assets in cash, cash equivalents and corporate bonds with remaining maturities of less than 1 year.

BOND FUND -- Under normal circumstances, the Fund will invest at least 80% of its assets in bonds. This policy will not change without 60 days' advance notice to shareholders. The Fund may hold up to 20% of its assets in cash and cash equivalents. "Cash equivalents" are short-term, interest-bearing instruments or deposits known as money market instruments.

If the Fund acquires a debt security with a stated or remaining maturity in excess of five years, the Fund may acquire a "put" with respect to the security. Under a "put", the Fund would have the right to sell the debt security within a specified period of time at a specified minimum price. The Fund will only acquire puts from dealers, banks and broker-dealers which the Advisor has determined are creditworthy. A put will be sold, transferred, or assigned by the Fund only with the underlying debt security. The Fund will acquire puts solely to shorten the maturity of the underlying debt security.


MUNICIPAL BOND FUND -- Under normal circumstances, the Fund will invest at least 80% of its assets in municipal bonds. This policy will not change without 60 days' advance notice to shareholders. As a fundamental policy, the Fund will normally invest at least 80% of its net assets in Municipal Securities and in securities of money market mutual funds which invest primarily in obligations exempt from federal income tax. Additionally, as a fundamental policy, the Fund will invest, under normal market conditions, at least 65% of the its total assets in bonds.

Under normal market conditions, the Fund may invest up to 20% of its assets in obligations, the interest on which is either subject to federal income taxation or treated as a preference item for purposes of the federal alternative minimum tax ("Taxable Obligations").

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ADDITIONAL INVESTMENT STRATEGIES AND RISKS

For temporary defensive purposes, the Fund may increase its holdings in Taxable Obligations to over 20% of its assets and hold uninvested cash reserves pending investment. Taxable obligations may include obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (some of which may be subject to repurchase agreements), certificates of deposit, demand and time deposits, bankers' acceptances of selected banks, and commercial paper meeting the Tax-Free Funds' quality standards (as described in the SAI) for tax-exempt commercial paper.

The Fund may invest 25% or more of its total assets in bonds, notes and warrants generally issued by or on behalf of the State of Alabama and its political subdivisions, the interest on which, in the opinion of the issuer's bond counsel at the time of issuance, is exempt from both federal income tax and Alabama personal income tax and is not treated as a preference item for purposes of the federal alternative minimum tax for individuals.

FLORIDA TAX-EXEMPT FUND -- As a fundamental policy, the Fund will normally invest at least 80% of its net assets in Florida Municipal Securities. Florida municipal securities include bonds, notes and warrants generally issued by or on behalf of the State of Florida and its political subdivisions, the interest on which, in the opinion of the issuer's bond counsel at the time of issuance, is exempt from federal income tax, is not subject to the federal alternative minimum tax for individuals, and is exempt from the Florida intangible personal property tax. For purposes of this policy, net assets include net assets plus borrowings. Under normal circumstances, the Fund may invest up to 20% of its assets in obligations, the interest on which is either subject to federal income taxation or treated as a preference item for purposes of the federal alternative minimum tax ("Taxable Obligations"). For purposes of the 20% basket the Fund may also invest in municipal securities of states other than Florida.

For temporary defensive purposes, the Fund may increase its holdings in Taxable Obligations to over 20% of its assets and hold uninvested cash reserves pending investment. The Fund may also increase its holdings in municipal securities of states other than Florida to over 20% of its assets in such situations. Taxable obligations may include obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (some of which may be subject to repurchase agreements), certificates of deposit, demand and time deposits, bankers' acceptances of selected banks, and commercial paper meeting the Tax-Free Funds' quality standards (as described in the SAI) for tax-exempt commercial paper.

The Florida Tax-Exempt Fund is a non-diversified fund and may concentrate its investments in the securities of a limited number of issuers. Thus, the Florida Tax-Exempt Fund generally may invest up to 25% of its total assets in the securities of each of any two issuers.


TENNESSEE TAX-EXEMPT FUND -- The Tennessee Tax-Exempt Fund (a "Tennessee Fund") will invest, as a fundamental policy, at least 80% of its net assets (except when maintaining a temporary defensive position) in municipal obligations. As a matter of fundamental policy, the Tennessee Fund will invest, under normal circumstances, at least 80% of its assets in securities, the interest from which is exempt from Federal and Tennessee personal income taxes. The remainder of the Tennessee Fund's assets may be invested in securities that are not Tennessee municipal obligations and therefore may be subject to Tennessee income tax. The Tennessee Fund intends to invest in such securities when their return to investors, taking into account applicable Tennessee income taxes, would be greater than comparably rated Tennessee municipal obligations. In addition, to the extent acceptable Tennessee municipal obligations are at any time unavailable for investment by the Tennessee Fund, the Fund will invest temporarily in other municipal obligations. When the Fund has adopted a temporary defensive position, including when acceptable Tennessee municipal obligations are unavailable for investment by the Fund, in excess of 20% of the Fund's assets may be invested in securities that are not exempt from Tennessee State income tax.

From time to time, on a temporary basis other than for temporary defensive purposes (but not to exceed 20% of the Fund's assets) or for temporary defensive purposes, the Tennessee Fund may invest in taxable money market instruments having, at the time of purchase, a quality rating in the two highest grades of Moody's, S&P or Fitch or, if unrated, deemed to be of comparable quality by the Advisor. Except for temporary defensive purposes, at no time will more than 20% of the Tennessee Fund's assets be invested in taxable money market instruments and municipal obligations which provide income subject to the alternative minimum tax.


                                                                              99

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ADDITIONAL INVESTMENT STRATEGIES AND RISKS

MONEY MARKET FUNDS

U.S. TREASURY MONEY MARKET FUND -- Under normal circumstances, the Fund will invest at least 80% of its assets in short-term obligations issued by the U.S. Treasury ("U.S. Treasury Securities") and repurchase agreements collateralized by U.S. Treasury Securities. This policy will not be changed without 60 days' advance notice to shareholders.

TREASURY RESERVE MONEY MARKET FUND -- As a fundamental policy, the Fund will invest at least 65% of its total assets in securities issued by the U.S. Treasury and repurchase agreements in respect thereof. Additionally, under normal circumstances, the Fund will invest at least 80% of its assets in U.S. Treasury securities and repurchase agreements in respect thereof. This policy will not be changed without 60 days' advance notice to shareholders. The remainder of its assets may be invested in other securities guaranteed as to payment of principal and interest by the U.S. Government and repurchase agreements in respect thereof.


Repurchase agreements are contracts in which a U.S. commercial bank or securities dealer sells a security to the Fund and agrees to repurchase the security on a specific date (usually the next day) and at a specific price. These agreements offer the Fund a means of investing money for a short period of time. If the seller defaults, the Fund could be delayed in selling the securities which could affect the Fund's yield. However, the Fund will not invest in securities issued or guaranteed by U.S. Government agencies, instrumentalities or government-sponsored enterprises that are not backed by the full faith and credit of the United States. The Fund also may enter into reverse repurchase agreements with banks, brokers or dealers. In these transactions, the Fund sells a portfolio security to another party in return for cash and agrees to repurchase the security generally at a particular price and time. The Fund will use the cash to make investments which either mature or have a demand feature to resell to the issuer at a date simultaneous with or prior to the time the Fund must repurchase the security. Reverse repurchase agreements may be preferable to a regular sale and later repurchase of the securities because it avoids certain market risks and transaction costs. Such transactions, however, may increase the risk of potential fluctuations in the market value of the Fund's assets. In addition, interest costs on the cash received may exceed the return on the securities purchased.


The Fund expects to maintain a net asset value of $1.00 per share, but there is no assurance that the Fund will be able to do so on a continuous basis. The Fund's performance per share will change daily based on many factors, including fluctuation in interest rates.

TAX-EXEMPT MONEY MARKET FUND -- As a matter of fundamental policy, the Fund will invest under normal circumstances, at least 80% of its assets in securities the income from which is exempt from federal income tax. Additionally, as a fundamental policy, under normal market conditions at least 80% of the Fund's total assets will be invested in municipal securities and in securities of money market mutual funds which invest primarily in obligations exempt from federal income tax. It is also a fundamental policy that the Fund may invest up to 20% of its total assets in obligations, the interest on which is either subject to regular federal income tax or treated as a preference item for purposes of the federal alternative minimum tax for individuals ("Taxable Obligations"). For temporary defensive purposes, however, the Fund may increase its short-term Taxable Obligations to over 20% of its total assets and hold uninvested cash reserves pending investment. Taxable Obligations may include obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (some of which may be subject to repurchase agreements), certificates of deposit and bankers' acceptances of selected banks, and commercial paper.

The Fund will invest only in those municipal securities and other obligations which are considered by the portfolio manager to present minimal credit risks. In addition, investments will be limited to those obligations which, at the time of purchase, (i) possess one of the two highest short-term ratings from an NRSRO in the case of single-rated securities or (ii) possess, in the case of multiple-rated securities, one of the two highest short-term ratings by at least two NRSROs; or (iii) do not possess a rating (i.e., are unrated) but are determined by the Advisor to be of comparable quality to the rated instruments eligible for purchase by the Fund under the guidelines adopted by the Trustees.

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INVESTMENT PRACTICES

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the primary securities and techniques the Funds use, as well as the main risks they pose. Equity securities are subject mainly to market risk. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. Following the table is a more complete discussion of risk. You may also consult the Statement of Additional Information for additional details regarding these and other permissible investments.


FUND NAME                                           FUND CODE
---------                                           ---------

Balanced Fund                                           1
Enhanced Market Fund                                    2
Value Fund                                              3
Select Equity Fund                                      4
Small Cap Fund                                          5
Bond Fund                                               6
Government Income Fund                                  7
Limited Term Bond Fund                                  8
Florida Tax-Exempt Fund                                 9
Municipal Bond Fund                                    10
Prime Money Market Fund                                11
U.S. Treasury Money Market Fund                        12
Tax-Exempt Money Market Fund                           13
International Equity Fund                              14
Mid Cap Fund                                           15
Capital Growth Fund                                    16
Large Cap Fund                                         17
Tennessee Tax-Exempt Fund                              18
Treasury Reserve Money Market Fund                     19

                                                                             101

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ADDITIONAL INVESTMENT STRATEGIES AND RISKS

INSTRUMENT                                     FUND CODE    RISK TYPE
----------                                     ---------    ---------

AMERICAN DEPOSITARY RECEIPTS (ADRS):           1-5,14-17    Market
ADRs are foreign shares of a company                        Political
held by a U.S. bank that issues a                           Foreign Investment
receipt evidencing ownership.

ASSET-BACKED SECURITIES: Securities            1,6,11,16    Pre-payment
secured by company receivables, home                        Market
equity loans, truck and auto loans,                         Credit
leases, credit card receivables and                         Interest Rate
other securities backed by other types                      Regulatory
of receivables or other assets.                             Liquidity

BANKERS' ACCEPTANCES: Bills of                 1,3,5,6,11   Credit
exchange or time drafts drawn on and           13,14,16-18  Liquidity
accepted by a commercial bank.                              Market
Maturities are generally six months or                      Interest Rate
less.


BONDS: Interest-bearing or discounted          1,6-10,18    Interest Rate
government or corporate securities                          Market
that obligate the issuer to pay the                         Credit
bondholder a specified sum of money,
usually at specific intervals, and to
repay the principal amount of the loan
at maturity, which is generally 90
days or more. The Funds will only
purchase bonds that are high grade
(rated at the time of purchase) in one
of the three highest rating categories
by a nationally recognized statistical
rating organizations, or, if not
rated, determined to be of comparable
quality by the Advisor.

CALL AND PUT OPTIONS: A call option            1,2,4,6,     Management
gives the buyer the right to buy, and          14-17        Liquidity
obligates the seller of the option to                       Credit
sell, a security at a specified price.                      Market
A put option gives the buyer the right                      Leverage
to sell, and obligates the seller of
the option to buy a security at a
specified price. The Funds will sell
only covered call and secured put
options.

CERTIFICATES OF DEPOSIT: Negotiable            1,6,9,11,    Market
instruments with a stated maturity.            13,14,18     Credit
                                                            Liquidity
                                                            Interest Rate

COMMERCIAL PAPER: Secured and                  1-11,        Credit
unsecured short-term promissory notes          13-17,18     Liquidity
issued by corporations and other                            Market
entities. Maturities generally vary                         Interest Rate
from a few days to nine months.

COMMON STOCK: Shares of ownership of a         1-5,14-17    Market
company.

CONVERTIBLE SECURITIES: Bonds or               1-5,14-17    Market
preferred stock that convert to common                      Credit
stock.

DEMAND FEATURES: Securities that are           1,6-11,      Market
subject to puts and standby                    13,14,16-18  Liquidity
commitments to purchase the securities                      Management
at a fixed price (usually with accrued
interest) within a fixed period of
time following demand by a Fund.


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INSTRUMENT                                     FUND CODE    RISK TYPE
----------                                     ---------    ---------

DERIVATIVES: Instruments whose value           1-11,        Management
is derived from an underlying                  13-17,18     Market
contract, index or security, or any                         Interest Rate
combination thereof, including                              Credit
futures, options (e.g., put and                             Liquidity
calls), options on futures, swap
agreements, and some mortgage-backed
securities.

FOREIGN SECURITIES: Stocks issued by           1-5,8,14-17  Leverage
foreign companies, as well as                               Market
commercial paper of foreign issuers                         Political
and obligations of foreign banks,                           Liquidity
overseas branches of U.S. banks and                         Foreign Investment
supranational entities.

FUNDING AGREEMENTS: Also known as              11,14,16-18  Liquidity
guaranteed investment contracts, an                         Credit
agreement where a Fund invests an                           Market
amount of cash with an insurance                            Interest Rate
company and the insurance company
credits such investment on a monthly
basis with guaranteed interest which
is based on an index. These agreements
provide that the guaranteed interest
will not be less than a certain
minimum rate. These agreements also
provide for adjustment of the interest
rate monthly and are considered
variable rate instruments. Funding
Agreements are considered illiquid
investments, and, together with other
instruments in the Fund which are not
readily marketable, may not exceed 10%
of the Fund's net assets.

FUTURES AND RELATED OPTIONS: A                 2,4,6,8,     Management
contract providing for the future sale         14-17,18     Market
and purchase of a specified amount of                       Credit
a specified security, class of                              Liquidity
securities, or an index at a specified                      Leverage
time in the future and at a specified
price.

GLOBAL DEPOSITORY RECEIPTS (GDRS):             14           Market
Receipt for shares in a foreign-based                       Political
corporation traded in capital markets                       Liquidity
around the world.                                           Foreign Investment

HIGH-YIELD/HIGH-RISK/DEBT SECURITIES:          16           Credit
High-yield/High-risk/debt securities                        Market
are securities that are rated below                         Liquidity
investment grade by the primary rating                      Interest Rate
agencies (e.g., BB or lower by
Standard & Poor's and Ba or lower by
Moody's). These securities are
considered speculative and involve
greater risk of loss than investment
grade debt securities. Other terms
commonly used to describe such
securities include "lower rated
bonds," "noninvestment grade bonds"
and "junk bonds."

INVESTMENT COMPANY SECURITIES: Shares          1-19         Market
of investment companies. A Fund may
invest up to 5% of its assets in the
shares of any one registered
investment company, but may not own
more than 3% of the securities of any
one registered investment company or
invest more than 10% of its assets in
the securities of other registered
investment companies. These registered
investment companies may include money
market funds of AmSouth Funds and
shares of other registered investment
companies for which the Advisor or a
Sub-Advisor to a Fund or any of their
affiliates serves as investment
advisor, administrator or distributor.

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ADDITIONAL INVESTMENT STRATEGIES AND RISKS

INSTRUMENT                                     FUND CODE    RISK TYPE
----------                                     ---------    ---------

The Money Market Funds may only invest
in shares of other investment
companies with similar objectives.

MONEY MARKET INSTRUMENTS:                      1-11,13      Market
Investment-grade, U.S.                                      Credit
dollar-denominated debt securities
that have remaining maturities of one
year or less. These securities may
include U.S. government obligations,
commercial paper and other short-term
corporate obligations, repurchase
agreements collateralized with U.S.
government securities, certificates of
deposit, bankers' acceptances, and
other financial institution
obligations. These securities may
carry fixed or variable interest
rates.

MORTGAGE-BACKED SECURITIES: Debt               1,6,7,11,16  Pre-payment
obligations secured by real estate                          Market
loans and pools of loans. These                             Credit
include collateralized mortgage                             Regulatory
obligations and real estate mortgage
investment conduits.

MUNICIPAL SECURITIES: Securities               1,9,10,13,18 Market
issued by a state or political                              Credit
subdivision to obtain funds for                             Political
various public purposes Municipal                           Tax
securities include private activity                         Regulatory
bonds and industrial development                            Interest Rate
bonds, as well as general obligation
bonds, tax anticipation notes, bond
anticipation notes, revenue
anticipation notes, project notes,
other short-term tax-exempt
obligations, municipal leases, and
obligations of municipal housing
authorities (single family revenue
bonds). There are two general types of
municipal bonds: General-obligations
bonds, which are secured by the taxing
power of the issuer and revenue bonds,
which take many shapes and forms but
are generally backed by revenue from a
specific project or tax. These
include, but are not limited, to
certificates of participation (COPs);
utility and sales tax revenues; tax
increment or tax allocations; housing
and special tax, including assessment
district and community facilities
district (Mello-Roos) issues which are
secured by specific real estate
parcels; hospital revenue; and
industrial development bonds that are
secured by a private company.

PREFERRED STOCKS: Preferred Stocks are         1-5,14-17    Market
equity securities that generally pay
dividends at a specified rate and have
preference over common stock in the
payment of dividends and liquidation.
Preferred stock generally does not
carry voting rights.

REPURCHASE AGREEMENTS: The purchase of         1-6,11,      Market
a security and the simultaneous                13-17,19     Leverage
commitment to return the security to
the seller at an agreed upon price on
an agreed upon date. This is treated
as a loan by a fund.

REVERSE REPURCHASE AGREEMENT: The sale         2,4,5,6,     Market
of a security and the simultaneous             11-13,19     Leverage
commitment to buy the security back at
an agreed upon price on an agreed upon
date. This is treated as a borrowing
by a Fund.

SECURITIES LENDING: The lending of up          1-19         Market
to 33 1/3% of the Fund's total assets.                      Leverage
In return the Fund will receive cash,                       Liquidity
other securities, and/or letters of                         Credit
credit.

TIME DEPOSITS: Non-negotiable receipts         9-11,        Liquidity
issued by a bank in exchange for the           13-17,18     Credit
deposit of funds.                                           Market

ADDITIONAL INVESTMENT STRATEGIES AND RISKS

INSTRUMENT                                     FUND CODE    RISK TYPE
----------                                     ---------    ---------

TREASURY RECEIPTS: Treasury receipts,          6-11,        Market
Treasury investment growth receipts,           13-17,19
and certificates of accrual of
Treasury securities.

U.S. GOVERNMENT AGENCY SECURITIES:             1-2,4-11,    Market
Securities issued by agencies and              13-17,19     Credit
instrumentalities of the U.S.                               Interest Rate
government. These include Ginnie Mae,
Fannie Mae, and Freddie Mac. The
Treasury Reserve Money Market Fund
will only invest in such securities if
they are backed by the full faith and
credit of the United States.

U.S. TREASURY OBLIGATIONS: Bills,              1-2,4-15     Market
notes, bonds, separately traded                18,19
registered interest and principal
securities, and coupons under bank
entry safekeeping.

VARIABLE AMOUNT MASTER DEMAND NOTES:           11,13        Credit
Unsecured demand notes that permit the                      Liquidity
indebtedness to vary and provide for                        Interest Rate
periodic adjustments in the interest
rate according to the terms of the
instrument. Because master demand
notes are direct lending arrangements
between a Fund and the issuer, they
are not normally traded. Although
there is no secondary market in these
notes, the Fund may demand payment of
principal and accrued interest at
specified intervals.

VARIABLE AND FLOATING RATE                     6,11,13,14   Credit
INSTRUMENTS: Obligations with interest         16-18        Liquidity
rates which are reset daily, weekly,                        Market
quarterly or some other period and                          Interest Rate
which may be payable to the Fund on
demand.

WARRANTS: Securities, typically issued         1-5,14-17    Market
with preferred stock or bonds, that                         Credit
give the holder the right to buy a
proportionate amount of common stock
at a specified price.

WHEN-ISSUED SECURITIES AND FORWARD             1-11,        Market
COMMITMENTS: Purchase or contract to           13-17,19     Leverage
purchase securities at a fixed price                        Liquidity
for delivery at a future date.                              Credit

ZERO-COUPON DEBT OBLIGATIONS: Bonds            1-11,13-15,  Credit
and other debt that pay no interest,           18,19        Market
but are issued at a discount from                           Zero Coupon
their value at maturity. When held to                       Interest Rate
maturity, their entire return equals
the difference between their issue
price and their maturity value.

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ADDITIONAL INVESTMENT STRATEGIES AND RISKS

INVESTMENT RISKS
Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Risk/Return Summary and Fund Expenses." Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments and Funds are more susceptible to these risks than others.

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

FOREIGN INVESTMENT RISK. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

INTEREST RATE RISK. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

INVESTMENT STYLE RISK. The risk that returns from a particular class or group of stocks (e.g., value, growth, small cap, large cap) will trail returns from other asset classes or the overall stock market. Groups or asset classes of stocks tend to go through cycles of doing better -- or worse -- than common stocks in general. These periods can last for periods as long as several years. Additionally, a particular asset class or group of stocks could fall out of favor with the market, causing the Fund to underperform funds that focus on other types of stocks.

LEVERAGE RISK. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

      HEDGED. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Portfolio also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Portfolio's hedging transactions will be effective.

      SPECULATIVE. To the extent that a derivative is not used as a hedge, the Portfolio is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivatives original cost.

LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

MANAGEMENT RISK. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

ADDITIONAL INVESTMENT STRATEGIES AND RISKS

MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

POLITICAL RISK. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

PRE-PAYMENT/CALL RISK. The risk that the principal repayment of a security will occur at an unexpected time. Prepayment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will "call" -- or repay -- higher yielding bonds before their stated maturity. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments and calls generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid or called, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income -- and the potential for taxable capital gains. Further, with early prepayment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Prepayment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity.

REGULATORY RISK. The risk associated with Federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

SMALL COMPANY RISK. Stocks of small-capitalization companies are more risky than stocks of larger companies and may be more vulnerable than larger companies to adverse business or economic developments. Many of these companies are young and have a limited track record. Small cap companies may also have limited product lines, markets, or financial resources. Securities of such companies may be less liquid and more volatile than securities of larger companies or the market averages in general and, therefore, may involve greater risk than investing in larger companies. In addition, small cap companies may not be well-known to the investing public, may not have institutional ownership, and may have only cyclical, static, or moderate growth prospects. If a Fund concentrates on small-capitalization companies, its performance may be more volatile than that of a fund that invests primarily in larger companies.

TAX RISK. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

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FUND MANAGEMENT

THE INVESTMENT ADVISOR


AmSouth Investment Management Company, LLC ("AIMCO" or the "Advisor"), 1901 6th Avenue North, Suite 620, Birmingham, Alabama, 35203 is the Advisor for the Funds. As of July 31, 2002. AIMCO had over $____ billion in assets under management. On May 12, 2001, AmSouth Bank reorganized its investment advisory services and created AIMCO, a separate wholly owned subsidiary of AmSouth Bank. AIMCO replaced AmSouth Bank as the investment advisor to the Funds. AmSouth Bank has provided investment management services through its Trust Investment Department since 1915 and is the largest provider of trust services in Alabama and its Trust Natural Resources and Real Estate Department is a major manager of timberland, mineral, oil and gas properties and other real estate interests. As of July 31, 2002, AmSouth Bank had over $____ billion in assets under discretionary management and provided custody services for an additional $____ billion in securities. AmSouth is the bank affiliate of AmSouth Bancorporation, one of the largest banking institutions headquartered in the mid-South region. AmSouth Bancorporation reported assets as of July 31, 2002 of $____ billion and operated more than 600 banking offices in Alabama, Florida, Georgia, Mississippi, Louisiana and Tennessee.

Through its portfolio management team, AIMCO makes the day-to-day investment decisions and continuously reviews, supervises and administers the Funds' investment programs.

For these advisory services, the Funds paid as follows during their fiscal year ended July 31, 2002:

                                                       PERCENTAGE OF
                                                    AVERAGE NET ASSETS
                                                      AS OF 07/31/02
Value Fund
Capital Growth Fund
Large Cap Fund
Mid Cap Fund
Small Cap Fund
Balanced Fund
Select Equity Fund
Enhanced Market Fund
International Equity Fund
Aggressive Growth Portfolio
Growth Portfolio
Growth and Income Portfolio
Moderate Growth and Income Portfolio
Bond Fund
Limited Term Bond Fund
Government Income Fund
Municipal Bond Fund
Florida Tax-Exempt Fund
Tennessee Tax-Exempt Fund
Prime Money Market Fund
U.S. Treasury Money Market Fund
Treasury Reserve Money Market Fund
Tax-Exempt Money Market Fund

FUND MANAGEMENT

THE INVESTMENT SUB-ADVISORS

VALUE FUND, LARGE CAP FUND, CAPITAL GROWTH FUND AND BOND FUND. Five Points Capital Investment Advisors ("Five Points") serves as investment sub-advisor to the Value Fund, Large Cap Fund, Capital Growth Fund and Bond Fund pursuant to a Sub-Advisory Agreement with AIMCO. Under the Sub-Advisory Agreement, Five Points manages the Funds, selects investments, and places all orders for purchases and sales of securities, subject to the general supervision of the Trust's Board of Trustees and AIMCO in accordance with the Funds' investment objectives, policies and restrictions.


Five Points was organized as a separate wholly owned subsidiary of AmSouth Bank in 2001 and has its principal offices at 1901 Sixth Avenue, North, Suite 620, Birmingham, AL 35203. The same investment personnel who provided advisory services to the Value Fund, Large Cap Fund, Capital Growth Fund and Bond Fund as employees of AIMCO continue to do so as employees of Five Points.

ENHANCED MARKET FUND, SELECT EQUITY FUND AND MID CAP FUND. OakBrook Investments, LLC ("OakBrook") serves as investment sub-advisor to the Enhanced Market Fund, the Select Equity Fund and the Mid Cap Fund pursuant to a Sub-Advisory Agreement with AIMCO. Under the Sub-Advisory Agreement, OakBrook manages the Funds, selects investments, and places all orders for purchases and sales of securities, subject to the general supervision of the Trust's Board of Trustees and AIMCO in accordance with each Fund's investment objective, policies, and restrictions.

OakBrook is 50% owned by AmSouth Bank and 50% owned by Neil Wright, Janna Sampson and Peter Jankovskis. OakBrook was organized in February, 1998 to perform advisory services for investment companies and other institutional clients and has its principal offices at 701 Warrenville Road, Suite 335, Lisle, IL 60532.


The table on the following page sets forth the performance data relating to the historical performance of two institutional funds, the Multiple Fund Investment Trust for the Employee Benefit Plans Large Cap Equity Growth Fund (the "Large Cap Fund") and the Multiple Fund Investment Trust for the Employee Benefit Plans Enhanced S&P 500 Equity Fund (the "Enhanced S&P Fund"), since the dates indicated, that have investment objectives, policies, strategies and risks substantially similar to those of the AmSouth Select Equity Fund and the AmSouth Enhanced Market Fund, respectively.

Dr. Wright, Ms. Sampson, and Dr. Jankovskis are the portfolio managers for the Select Equity Fund, and, as such, have the primary responsibility for the day-to-day portfolio management of the Fund. From November 1, 1993 to February 25, 1998, Dr. Wright was the portfolio manager of the Large Cap Fund, a commingled investment fund managed by ANB Investment Management and Trust Company ("ANB") for employee benefit plan accounts. Dr. Wright received the same portfolio management assistance and support in managing the Large Cap Fund from Ms. Sampson and Dr. Jankovskis that he receives from them in managing the Select Equity Fund. This data is provided to illustrate the past performance of Dr. Neil Wright in managing a substantially similar account as measured against a specified market index and does not represent the performance of the Select Equity Fund. Investors should not consider this performance data as an indication of future performance of the Select Equity Fund.

Dr. Wright, Ms. Sampson, and Dr. Jankovskis are the portfolio managers for the Enhanced Market Fund, and, as such, have the primary responsibility for the day-to-day portfolio management of the Fund. From December 1, 1994 to February 25, 1998, Dr. Wright, Ms. Sampson, and Dr. Jankovskis were the portfolio managers of the Enhanced S&P Fund, a commingled investment fund managed by ANB for employee benefit plan accounts. This data is provided to illustrate the past performance of Dr. Neil Wright, Ms. Sampson, and Dr. Jankovskis in managing a substantially similar account as measured against a specified market index and does not represent the performance of the Enhanced Market Fund. Investors should not consider this performance data as an indication of future performance of the Enhanced Market Fund.

The performance data shown below relating to the institutional accounts was calculated on a total return basis and includes all dividends and interest, accrued income and realized and unrealized gains and losses. The returns of the Large Cap Fund reflect the deduction of an investment advisory fee of 1.00%, the returns of the Enhanced S&P Fund reflect the deduction of an investment advisory fee of 0.50%, and both accounts reflect deductions of brokerage commissions, execution costs, and custodial fees paid by ANB's institutional private accounts, without provision for federal or state income taxes. Securities

FUND MANAGEMENT

transactions are accounted for on the trade date and accrual accounting is utilized. Cash and equivalents are included in performance returns.

The institutional private accounts were not subject to the same types of expenses to which the Select Equity Fund and the Enhanced Market Fund are subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the Investment Company Act or Subchapter M of the Internal Revenue Code. Consequently, the performance results for the institutional accounts could have been adversely affected if the accounts had been regulated as investment company under the federal securities laws.

The results presented below may not necessarily equate with the return experienced by any particular investor as a result of the timing of investments and redemptions. In addition, the effect of taxes on any investor will depend on such person's tax status, and the results have not been reduced to reflect any income tax which may have been payable.

The investment results presented below are unaudited and are not intended to predict or suggest the returns that might be experienced by the Select Equity Fund and the Enhanced Market Fund or an individual investor investing in such Funds. The investment results were not calculated pursuant to the methodology established by the SEC that will be used to calculate the Select Equity Fund's and the Enhanced Market Fund's performance results. Investors should also be aware that the use of a methodology different from that used below to calculate performance would result in different performance data. All information set forth in the table below relies on data supplied by OakBrook or from statistical services, reports or other sources believed by OakBrook to be reliable. However, except as otherwise indicated, such information has not been verified and is unaudited.

                                      LARGE CAP        ENHANCED      S&P 500(R)
YEAR                                    FUND           S&P FUND      INDEX(1)

1993(2)                                 2.62%             --          0.30%
1994                                    4.39%             --          1.37%
1994(3)                                   --            1.24%         1.45%
1995                                    31.26%          35.49%        37.43%
1996                                    19.34%          25.86%        23.14%
1997                                    37.36%          33.00%        33.34%
1998(4)                                 1.44%           1.10%         1.11%
Since inception(5)                      22.12%            --          21.90%
Since inception(6)                        --            30.47%        30.35%

(1) The S&P 500(R)Index is an unmanaged index which measures the performance of 500 stocks representative of the U.S. equity market.

(2) Total return for the period from November 1, 1993 through December 31, 1993. Returns have not been annualized.

(0) Total return for the period from December 1, 1994 through December 31, 1994. Returns have not been annualized.

(4) Total return for the period from January 1, 1998, through January 31, 1998. Returns have not been annualized.

(5) Annualized total return for the Large Cap Fund is for the period from November 1, 1993 through January 31, 1998.

(6) Annualized total return for the Enhanced S&P Fund is for the period from December 1, 1994 through January 31, 1998.

FUND MANAGEMENT

SMALL CAP FUND. Sawgrass Asset Management, LLC ("Sawgrass") serves as investment sub-advisor to the Small Cap Fund, pursuant to a Sub-Advisory Agreement with AIMCO. Under the Sub-Advisory Agreement, Sawgrass manages the Fund, selects investments, and places all orders for purchases and sales of securities, subject to the general supervision of the Trust's Board of Trustees and AIMCO in accordance with the Fund's investment objectives, policies and restrictions.

Sawgrass  is 50%  owned  by  AmSouth  Bank  and  50%  owned  by  Sawgrass  Asset
Management, Inc. Sawgrass Asset Management, Inc. is controlled by Mr. Dean McQuiddy, Mr. Brian Monroe and Mr. Andrew Cantor. Sawgrass was organized in January, 1998 to perform advisory services for investment companies and other institutional clients and has its principal offices at 1579 The Greens Way, Jacksonville Beach, FL 32250.

The tables on the following page set forth the performance data relating to the historical performance of an institutional fund (the Employee Benefit Small Capitalization Fund) and a mutual fund (the Emerald Small Capitalization Fund), since the dates indicated, that have investment objectives, policies, strategies and risks substantially similar to those of the AmSouth Small Cap Fund. Mr. Dean McQuiddy, a Principal of Sawgrass, is the portfolio manager for the Small Cap Fund, and, as such, has the primary responsibility for the day-to-day portfolio management of the Fund. From January 1, 1987 to December 31, 1997, he was the portfolio manager of the Employee Benefit Small Capitalization Fund, a common trust fund managed by Barnett Bank for employee benefit plan accounts. On January 4, 1994, the Employee Benefits Small Capitalization Fund transferred the majority of its assets to the Emerald Small Capitalization Fund. Mr. McQuiddy was the portfolio manager for the Emerald Small Capitalization Fund from its inception through December 31, 1997. This data is provided to illustrate the past performance of Mr. McQuiddy in managing substantially similar accounts as measured against a specified market index and does not represent the performance of the Small Cap Fund. Investors should not consider this performance data as an indication of future performance of the Small Cap Fund.

The performance data shown below relating to the institutional account was calculated on a total return basis and includes all dividends and interest, accrued income and realized and unrealized gains and losses. The returns of the institutional account reflect the deduction of investment advisory fees, brokerage commissions and execution costs paid by Barnett's institutional private account, without provision for federal or state income taxes. Custodial fees of the institutional account, if any, were not included in the calculation. Securities transactions are accounted for on the trade date and accrual accounting is utilized. Cash and equivalents are included in performance returns. The yearly returns of the institutional fund are calculated by geometrically linking the monthly returns.

The institutional private account was not subject to the same types of expenses to which the Small Cap Fund is subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the Investment Company Act or Subchapter M of the Internal Revenue Code. Consequently, the performance results for the institutional account could have been adversely affected if the account had been regulated as investment company under the federal securities laws.

The results presented below may not necessarily equate with the return experienced by any particular investor as a result of the timing of investments and redemptions. In addition, the effect of taxes on any investor will depend on such person's tax status, and the results have not been reduced to reflect any income tax which may have been payable.

The investment results presented below are unaudited and are not intended to predict or suggest the returns that might be experienced by the Small Cap Fund or an individual investor investing in such Fund. The investment results were not calculated pursuant to the methodology established by the SEC that will be used to calculate the Small Cap Fund's performance results. Investors should also be aware that the use of a methodology different from that used below to calculate performance could result in different performance data.

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FUND MANAGEMENT


All information set forth in the tables below relies on data supplied by Sawgrass or from statistical services, reports or other sources believed by Sawgrass to be reliable. However, except as otherwise indicated, such information has not been verified and is unaudited.

YEAR                          SAWGRASS SMALL CAP              RUSSELL 2000(R)
----                              COMPOSITE                   GROWTH INDEX(1)
                                  ---------                   ------------

1988                               11.73%                         20.37%
1989                               12.64%                         20.17%
1990                              (13.35)%                       (17.41)%
1991                               56.66%                         51.19%
1992                               21.94%                          7.77%
1993                               20.99%                         13.36%
1994                                0.99%                         (2.43)%
1995                               37.79%                         31.04%
1996                               11.72%                         11.43%
1997                               13.49%                         12.86%
Last 5 Years(2)                    16.38%                         12.76%
Last 10 Years(2)                   16.09%                         13.50%

(1) The Russell 2000(R)Growth Index is an unmanaged index which measures the performance of the 2,000 smallest companies in the Russell 3000(R)Index with higher price-to-book ratios and higher forecasted growth values.

(2) Through December 31, 1997.

PRIOR PERFORMANCE OF RETAIL SHARES AND CLASS B SHARES OF THE EMERALD SMALL CAPITALIZATION FUND

The cumulative total return for the Retail Shares of the Emerald Small Capitalization Fund from March 1, 1994 through December 31, 1997 was 56.78% absent the imposition of a sales charge and was 49.72% including the imposition of a sales charge. The cumulative total return for the same period for the Russell 2000(R) Growth Index was 57.31%. The cumulative total return for the Class B Shares of the Emerald Small Capitalization Fund from March 1, 1994 through March 11, 1996 was 39.85% absent the imposition of a contingent deferred sales charge and was 34.25% including the imposition of a contingent deferred sales charge. The cumulative total return for the same period for the Russell 2000(R) Growth Index was 29.71%. At December 31, 1997, the Emerald Small Capitalization Fund had approximately $180 million in assets. As portfolio manager of the Emerald Small Capitalization Fund, Mr. McQuiddy had full discretionary authority over the selection of investments for that fund. Average annual total returns for the Retail Shares for the one-year, three-year and since inception through December 31, 1997 period (the entire period during which Mr. McQuiddy managed the Retail Shares of the Emerald Small Capitalization Fund) and for the one-year and since inception through March 11, 1996 period for the Class B Shares, compared with the performance of the Russell 2000(R) Growth Index were:

                                                EMERALD SMALL    RUSSELL 2000(R)
                                               CAPITALIZATION       GROWTH
                                                   FUND(1)         INDEX(2)
                                                   ----            -----
RETAIL SHARES
(absent imposition of sales charges)
One Year                                           12.62%           12.86%
Three Years                                        18.39%           18.12%
Since Inception                                    12.41%           12.55%
RETAIL SHARES
(absent imposition of the Emerald Small
Capitalization Fund's maximum sales charge)
One Year                                            7.55%           12.86%
Three Years                                        16.58%           18.12%


112

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FUND MANAGEMENT

Since Inception                                    10.17%           12.55%


                                                EMERALD SMALL    RUSSELL 2000(R)
                                               CAPITALIZATION       GROWTH
                                                   FUND(1)         INDEX(2)
                                                   ----            -----


CLASS B SHARES
(absent imposition of sales charges)
One Year                                            8.02%           12.86%
Since Inception                                    18.26%           13.89%
CLASS B SHARES
(assuming imposition of the Emerald Small
Capitalization Fund's maximum contingent
deferred sales charge)
One Year                                            4.99%           12.86%
Since Inception                                    15.87%           13.89%

(1)  Average  annual  total  return   reflects   changes  in  share  prices  and
reinvestment of dividends and distributions and is net of fund expenses.

(2) The Russell 2000(R) Growth Index is an unmanaged index which measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index with higher price-to-book ratios and higher forecasted growth values.

During the period from March 1, 1994 through December 31, 1997, the operating expense ratio of the Retail Shares of the Emerald Small Capitalization Fund ranged from 1.73% to 2.50% of the Fund's average daily net assets. During the period from March 1, 1994 through March 11, 1996, the operating expense ratio of the Class B Shares of the Emerald Small Capitalization Fund ranged from 2.50% to 3.29% of the Fund's average daily net assets. If the actual operating expenses of the AmSouth Small Cap Fund are higher than the historical operating expenses of the Emerald Small Capitalization Fund, this could negatively affect performance.

         HISTORICAL PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.

The Emerald Small Capitalization Fund is a separate fund and its historical performance is not indicative of the potential performance of the AmSouth Small Cap Fund, Share prices and investment returns will fluctuate reflecting market conditions, as well as change in company-specific fundamentals of portfolio securities.


INTERNATIONAL EQUITY FUND - Dimensional Fund Advisors, Inc. ("Dimensional") located at 1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401, serves as investment sub-advisor to the International Equity Fund pursuant to a Sub-Advisory Agreement with AIMCO. Dimensional provides discretionary investment management services to client discretionary accounts with assets totaling approximately $34 billion as of August 31, 2002.

PORTFOLIO MANAGERS

The primary portfolio manager for each Fund is as follows:

VALUE FUND -- Richard H. Calvert, CFA, is the portfolio manager for the Value Fund and has over seven years of portfolio management and analysis experience. Prior to managing this Fund, Mr. Calvert served as a Trust portfolio manager overseeing several key institutional accounts and as a technology sector analyst, Mr. Calvert earned his B.S. in Economics from the University of Alabama and is a member of the Alabama Society of Financial Analysts.

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FUND MANAGEMENT

SMALL CAP FUND -- Mr. Dean McQuiddy, CFA, has been the portfolio manager for the Small Cap Fund since its inception. Mr. McQuiddy, who has been employed by Sawgrass since 1998, is a Principal and the Director of Equity Investing of Sawgrass. From 1983 to 1988, Mr. McQuiddy was portfolio manager at Barnett Capital Advisors, Inc. Mr. McQuiddy holds membership in the Association of Management and Research. He has 17 years of investment experience.


SELECT EQUITY FUND, ENHANCED MARKET FUND AND MID CAP FUND -- The Select Equity Fund, Enhanced Market Fund and Mid Cap Fund are managed by a team of investment professionals, all of whom take an active part in the decision making process. Dr. Neil Wright, Ms. Janna Sampson and Dr. Peter Jankovskis are the team members and have been the portfolio managers of the Enhanced Market Fund and Select Equity Fund since their inception and of the Mid Cap Fund since June 2002. Each of the portfolio managers has been with OakBrook since 1998. Dr. Wright is OakBrook's President and Chief Investment Officer. From 1993 to 1997, Dr. Wright was the Chief Investment Officer of ANB Investment Management & Trust Co. ("ANB"). Ms. Sampson is OakBrook's Director of Portfolio Management. From 1993 to 1997, she was Senior Portfolio Manager for ANB. Dr. Jankovskis is OakBrook's Director of Research. From 1992 to 1996, he was an Investment Strategist for ANB and from 1996 to 1997 he was the Manager of Research for ANB.


BALANCED FUND -- The Balanced Fund is co-managed by Richard H. Calvert, CFA, and John P. Boston, CFA. Mr. Calvert has over seven years of investment experience and served as a Trust portfolio manager overseeing several key institutional accounts and as a technology sector analyst. Mr. Calvert earned his B.S. in Economics from the University of Alabama and is a member of the Alabama Society of Financial Analysts. Mr. Boston has been associated with AmSouth's Trust Investment Group for over ten years and is currently Senior Vice President in charge of taxable fixed-income investments.

BOND FUND -- The Bond Fund is co-managed by Brian B. Sullivan, CFA, and John P. Boston, CFA. Mr. Sullivan has been the portfolio manager for the Bond Fund since 1992. Mr. Sullivan has been a portfolio manager at the Advisor since 1984, and is currently Senior Vice President and Senior Trust Investment Officer at AmSouth Bank. Mr. Boston has co-managed the Bond Fund with Mr. Sullivan since 1999. Mr. Boston has been associated with AmSouth Trust Investment Group for over five years and is currently Senior Vice President and Trust Investment Officer in charge of taxable fixed income investments.

LIMITED TERM BOND FUND -- John P. Boston, CFA, has been the portfolio manager for the Limited Term Bond Fund since August, 1995, and of the Government Income Fund since inception. Mr. Boston has been associated with AmSouth's Trust Investment Group for over five years and is currently Senior Vice President and Trust Investment Officer in charge of taxable fixed-income investments.

MUNICIPAL BOND FUND, FLORIDA TAX-EXEMPT FUND AND TENNESSEE TAX-EXEMPT FUND -- Dorothy E. Thomas, CFA, is the portfolio manager for the Municipal Bond Fund, the Florida Tax-Exempt Fund and Tennessee Tax-Exempt Fund. Ms. Thomas has been associated with AmSouth's Trust Investment Group for over sixteen years and is currently Senior Vice President and Trust Investment Officer in charge of tax-free fixed income investments.


INTERNATIONAL EQUITY FUND - Investment decisions for the Fund are made by the Investment Committee of Dimensional which meets on a regular basis and also as needed to consider investment issues. The Investment Committee is composed of certain officers and directors of Dimensional who are elected annually.

CAPITAL GROWTH FUND - The Capital Growth Fund is co-managed by Charles E. Winger, Jr. and Robert A. Rinner, CFA. Mr. Winger has been the portfolio manager for the Capital Growth Fund since its inception. He has been a Trust Officer of First American National Bank since 1988 and has been employed by the Advisor since 1999. Mr. Rinner has co-managed the Capital Growth Fund with Mr. Winger since 2002. Mr. Rinner has served as an equity analyst and portfolio manager since 1983. He joined AmSouth Bank in 1996.


LARGE CAP FUND -- Ronald E. Lindquist. Mr. Lindquist, who has over 30 years' experience as a portfolio manager, has been the Large Cap Fund's primary portfolio manager since its inception, and has been employed by First American National Bank since May 1998 and has been employed by the Advisor since December 1999. Prior to May 1998, he was employed since 1978 by Deposit Guaranty National Bank and Commercial National Bank, affiliates of the Advisor.

GOVERNMENT INCOME FUND -- The Government Income Fund is co-managed by John Mark McKenzie and John Boston. Mr. McKenzie has been a portfolio manager of the Limited Term U.S. Government Fund since May 1998 and the Fund's primary

FUND MANAGEMENT

portfolio manager since December 1998. He has been employed by First American National Bank since May 1998 and has been employed by the Advisor since December 1999. Prior to May 1998, he was employed by Deposit Guaranty National Bank since 1984. John P. Boston, CFA, has been the portfolio manager for the Limited term Bond Fund since August 1995, and of the Government Income Fund since inception. Mr. Boston has been associated with AmSouth's Trust Investment Group for over five years and is currently Senior Vice President and Trust Investment Officer in charge of taxable fixed-income investments.

STRATEGIC PORTFOLIOS -- Investment decisions for each Strategic Portfolio are made by a team of the Advisor's portfolio managers, and no person is primarily responsible for making recommendations to the team.

THE DISTRIBUTOR AND ADMINISTRATOR


ASO Services Company ("ASC"), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as each Fund's administrator. Management and administrative services of ASC include providing office space, equipment and clerical personnel to the Fund and supervising custodial, auditing, valuation, bookkeeping, legal and dividend dispersing services. ASC is a wholly owned subsidiary of BISYS Fund Services, L.P. ("BISYS").


BISYS, whose address is also 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the distributor of each Fund's shares. BISYS may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the National Association of Securities Dealers.


The STATEMENT OF ADDITIONAL INFORMATION has more detailed information about the Advisor and other service providers.

SHAREHOLDER INFORMATION

CHOOSING A SHARE CLASS

AmSouth Funds offer different classes of Fund Shares which have different expenses and other characteristics. Only one class of Fund shares, Class I Shares is offered in this prospectus. To choose the one best suited to your needs and goals, consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments. The following are some of the main characteristics of the Class I Shares.


CLASS I SHARES

      o    No sales charges.
      o    No Distribution and service (12b-1) fees.
      o    Available only to the following investors:
      o investors for whom AmSouth Bank acts in a fiduciary, advisory, custodial, agency or similar capacity through an account with its Trust Department;
      o investors who purchase Shares of a Fund through a 401(a) plan or a 501(a) plan which by its terms permits purchases of Shares;
      o orders placed on behalf of other investment companies distributed by the Distributor and its affiliated companies;
      o investors who purchase through financial institutions approved by the Distributor; and
      o investors who provide an AmSouth Fund with its initial seed capital. All other investors are eligible to purchase Class A Shares or Class B Shares of the AmSouth Funds only.
      o    shareholder servicing fee of up to 0.15% of average daily net assets.

FOR ACTUAL PAST EXPENSES OF EACH SHARE CLASS, SEE THE FUND-BY-FUND INFORMATION EARLIER IN THIS PROSPECTUS.

BECAUSE 12B-1 FEES ARE PAID ON AN ONGOING BASIS, CLASS B SHAREHOLDERS COULD END UP PAYING MORE EXPENSES OVER THE LONG TERM THAN IF THEY HAD PAID A SALES CHARGE.

THE FUNDS ALSO OFFER CLASS A SHARES AND CLASS B SHARES, EACH OF WHICH HAS ITS OWN EXPENSE STRUCTURE. CLASS A SHARES AND CLASS B SHARES ARE AVAILABLE TO INVESTORS WHO ARE NOT FIDUCIARY CLIENTS OF AMSOUTH BANK OR WHO ARE NOT OTHERWISE ELIGIBLE CLASS I SHARES. CALL THE DISTRIBUTOR FOR MORE INFORMATION (SEE BACK COVER OF THIS PROSPECTUS).

SHAREHOLDER INFORMATION

PRICING OF FUND SHARES

HOW NAV IS CALCULATED

The price of a Fund's  shares is based on the Fund's  per share net asset  value
(NAV). The NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund:

                 NAV =
      Total Assets - Liabilities
      --------------------------
           Number of Shares
              Outstanding

Generally, for other than the Money Market Funds, you can find the Fund's NAV daily in THE WALL STREET JOURNAL and other newspapers. NAV is calculated separately for each class of shares.

MONEY MARKET FUNDS

The per share NAV for each Fund is determined and its shares are priced twice a day. The NAV for the U.S. Treasury Money Market Fund and the Treasury Reserve Money Market Fund is determined at 2:00 p.m. Eastern time and at the close of regular trading on the New York Stock Exchange, normally at 4:00 p.m. Eastern time on days the Exchange is open. The NAV for the Tax-Exempt Money Market Fund is determined at 12:00 p.m. Eastern time and at the close of regular trading on the New York Stock Exchange. In addition, each Fund may elect, in its discretion if it is determined to be in shareholders' best interests, to be open on days when the Exchange is closed due to an emergency.

For the U.S. Treasury Money Market Fund and the Treasury Reserve Money Market Fund, orders received prior to 2:00 p.m. Eastern time will earn dividends that business day. Orders received after 2:00 p.m. Eastern time but before the close of regular trading on the New York Stock Exchange will earn dividends on the following business day.

For the Tax-Exempt Money Market Fund orders received prior to 12:00 p.m. Eastern time will earn dividends that business day. Orders received after 12:00 p.m. Eastern time but before the close of regular trading on the New York Stock Exchange will earn dividends on the following business day.


Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is received. This is what is known as the offering price.

Each Fund uses the amortized cost method of valuing its investments, which does not take into account unrealized gains or losses. For further information regarding the methods used in valuing the Fund's investments, please see the SAI.

OTHER FUNDS

Per share net asset value (NAV) for each Fund is determined and its shares are priced at the close of regular trading on the New York Stock Exchange, normally at 4:00 p.m. Eastern time on days the Exchange is open. In addition, each Fund may elect, in its discretion if it is determined to be in shareholders' best interests, to be open on days when the Exchange is closed due to an emergency.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by the Fund less any applicable sales charge as noted in the section on "Distribution Arrangements/Sales Charges." This is what is known as the offering price. For further information regarding the methods used in valuing the Fund's investments, please see the SAI.

The Fund's securities are generally valued at current market prices. If market quotations are not available, prices will be based on fair value as determined by the Fund's Trustees. For further information regarding the methods used in valuing the Fund's investments, please see the SAI.

SHAREHOLDER INFORMATION

PURCHASING AND ADDING TO YOUR SHARES


You may purchase Class I Shares of the Funds through procedures established by the Distributor in connection with the requirements of fiduciary, advisory, agency, custodial and other similar accounts maintained by or on behalf of customers of AmSouth Bank or one of its affiliates or other financial service providers approved by the Distributor.

These parties are responsible for transmitting orders by close of business. Consult your investment representative or institution for specific information.

                                                         MINIMUM
                                 MINIMUM INITIAL       SUBSEQUENT
ACCOUNT TYPE                       INVESTMENT          INVESTMENT

Trust Regular                        $1,000                $0
Retirement                             $250               $50
--------------------------------------------------------------------------------


All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks are not accepted.

A Fund may waive its minimum purchase requirement. The Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.

AVOID TAX WITHHOLDING

Each Fund is required to withhold a percentage of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.

INSTRUCTIONS FOR OPENING OR ADDING TO AN ACCOUNT


You may purchase Class I Shares by following the procedures established by the Distributor in connection with the requirements of qualified accounts maintained by AmSouth Bank or other financial institutions approved by the Distributor. These procedures may include sweep arrangements where an account is "swept" automatically no less frequently than weekly into Class I Shares of a Money Market Fund.


DIRECTED DIVIDEND OPTION

By selecting the appropriate box in the Account Application, you can elect to receive your distributions in cash (check) or have distributions (capital gains and dividends) reinvested in another AmSouth Fund without a sales charge. You must maintain the minimum balance in each Fund into which you plan to reinvest dividends or the reinvestment will be suspended and your dividends paid to you. The Fund may modify or terminate this reinvestment option without notice. You can change or terminate your participation in the reinvestment option at any time.
--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS

All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested distributions. Income dividends are usually paid monthly. Capital gains are distributed at least annually.

Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a distribution.

SHAREHOLDER INFORMATION


SELLING YOUR SHARES


You may sell your shares at any time. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or your investment representative. Normally you will receive your proceeds within a week after your request is received. See section on "General Policies on Selling Shares" below.

--------------------------------------------------------------------------------
WITHDRAWING MONEY FROM YOUR FUND INVESTMENT

As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.
--------------------------------------------------------------------------------

INSTRUCTIONS FOR SELLING SHARES

If selling your shares through your financial advisor or broker, ask him or her for redemption procedures. Your advisor and/or broker may have transaction minimums and/or transaction times which will affect your redemption. For all other sales transactions, follow the instructions below.

BY TELEPHONE (UNLESS YOU HAVE DECLINED TELEPHONE SALES PRIVILEGES)

      1. Call 1-800-451-8382 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer). (See "General Policies on Selling Shares -- Verifying Telephone Redemptions" below.)

BY MAIL

      1. Call 1-800-451-8382 to request redemption forms or write a letter of instruction indicating: - your Fund and account number - amount you wish to redeem - address where your check should be sent - account owner signature.

      2. Mail to: AmSouth Funds, P.O. Box 182733, Columbus, OH 43218-2733

BY OVERNIGHT SERVICE (SEE "GENERAL POLICIES ON SELLING SHARES - REDEMPTIONS IN WRITING REQUIRED" BELOW.)

      1. See instruction 1 above.

      2. Send to AmSouth Funds, c/o BISYS Fund Services, Attn: T.A. Operations, 3435 Stelzer Road, Columbus, OH 43219.

SHAREHOLDER INFORMATION

SELLING YOUR SHARES
(CONTINUED )

WIRE TRANSFER

You must indicate this option on your application.

The Fund will  charge a $7 wire  transfer  fee for each wire  transfer  request.
NOTE: YOUR FINANCIAL INSTITUTION MAY ALSO CHARGE A SEPARATE FEE.

Call 1-800-451-8382 to request a wire transfer.

If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day.

ELECTRONIC REDEMPTIONS

Your bank must participate in the Automated Clearing House (ACH) and must be a U.S. bank.

YOUR BANK MAY CHARGE FOR THIS SERVICE.

Call 1-800-451-8382 to request an electronic redemption.

If you call by 4 p.m. Eastern time, the NAV of your shares will normally be determined on the same day and the proceeds credited within 7 days.

SHAREHOLDER INFORMATION

GENERAL POLICIES ON SELLING SHARES

REDEMPTIONS IN WRITING REQUIRED

You must request redemption in writing and obtain a signature guarantee if:

     o     The check is not being mailed to the address on your account; or

     o     The check is not being made payable to the owner of the account.

A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

VERIFYING TELEPHONE REDEMPTIONS

The Fund makes every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

REDEMPTIONS WITHIN 15 DAYS OF INITIAL INVESTMENT

When you have made your initial investment by check, the proceeds of your redemption may be held up to 15 business days until the Transfer Agent is satisfied that the check has cleared. You can avoid this delay by purchasing shares with a certified check.

REFUSAL OF REDEMPTION REQUEST

Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders.

REDEMPTION IN KIND

Each Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

CLOSING OF SMALL ACCOUNTS

If your account falls below $50, the Fund may ask you to increase your balance. If it is still below $50 after 60 days, the Fund may close your account and send you the proceeds at the current NAV.

UNDELIVERABLE REDEMPTION CHECKS

For any shareholder who chooses to receive distributions in cash:

If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the appropriate Fund.

SHAREHOLDER INFORMATION

SHAREHOLDER SERVICING FEES


Shareholder servicing fees compensate financial institutions that provide shareholder services to their customers and account holders. Shareholder servicing fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment. Class I Shares pay a shareholder servicing fee of up to 0.15% of the average daily net assets of a Fund. Class I Shares do not pay a 12b-1 fee.

EXCHANGING YOUR SHARES

You can exchange your shares in one Fund for shares of the same class of another AmSouth Fund, usually without paying additional sales charges (see "Notes" below). You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable. Class I Shares may be exchanged for Class A Shares of the same Fund. No transaction fees are currently charged for exchanges.


INSTRUCTIONS FOR EXCHANGING SHARES

Exchanges may be made by sending a written request to AmSouth Funds, P.O. Box 182733, Columbus OH 43218-2733, or by calling 1-800-451-8382. Please provide the following information:

      o    Your name and telephone number
      o    The exact name on your account and account number
      o    Taxpayer identification number (usually your Social Security number)
      o    Dollar value or number of shares to be exchanged
      o    The name of the Fund from which the exchange is to be made
      o The name of the Fund into which the exchange is being made. See "Selling your Shares" for important information about telephone transactions.

To prevent disruption in the management of the Funds, due to market timing strategies, exchange activity may be limited to four exchanges from a Fund during a calendar year.

NOTES ON EXCHANGES


      o When exchanging Class I Shares of a Fund for Class A Shares of a Fund, you will be exempt from any applicable sales charge.
      o The registration and tax identification numbers of the two accounts must be identical.
      o    The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.
      o    Be sure to read  carefully the  Prospectus of any Fund into which you wish to exchange shares.

SHAREHOLDER INFORMATION

DIVIDENDS, DISTRIBUTIONS AND TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund distributes any net investment income monthly and any net realized capital gains at least once a year. All distributions will be automatically reinvested in additional Fund Shares unless you request to receive all distributions in cash.

Distributions, which may be taxed as ordinary income and capital gains, may be taxable at different rates depending on the length of time the Fund holds its assets. Generally, for federal income tax purposes, Fund distributions are taxable as ordinary income, except that distributions of long-term capital gains will be taxed as such regardless of how long you have held your shares. Distributions are taxable whether you received them in cash or in additional shares. Distributions are also taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid).

For the Florida Tax-Exempt Fund, Municipal Bond Fund, Tennessee Tax-Exempt Fund and Tax-Exempt Money Market Fund, the income dividends that you receive are expected to be exempt from federal income taxes and in the case of the Tennessee Tax-Exempt Fund, Tennessee personal income taxes. Income exempt from Federal tax may otherwise be subject to state and local income tax. A Fund also may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. However, if you receive social security or railroad retirement benefits, you should consult your tax advisor to determine what effect, if any, an investment in the Florida Tax-Exempt Fund, Municipal Bond Fund, Tennessee Tax-Exempt Fund or Tax-Exempt Money Market Fund may have on the federal taxation of your benefits. In addition, an investment in the Florida Tax-Exempt Fund, Municipal Bond Fund, Tennessee Tax-Exempt Fund or Tax-Exempt Money Market Fund may result in liability for federal alternative minimum tax, both for individual and corporate shareholders. Any capital gains distributed by these Funds also may be subject to Federal tax.

An exchange of the shares of one Fund for shares or another Fund will be treated as a sale of Fund shares. A Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, a Fund's yield on those securities would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes. In addition, a Fund's investments in foreign securities or foreign currencies may increase or accelerate a Fund's recognition of ordinary income and may affect the timing or amount of a Fund's distributions.


Any gain resulting from the sale or exchange of your Fund Shares (even if the income from the Fund is tax exempt) will generally be subject to tax. You should consult your tax advisor for more information on your own tax situation, including possible state and local taxes.

AmSouth Funds will send you a statement each year showing the tax status of all your distributions.

Generally, the Funds' advisors do not consider taxes when deciding to buy or sell securities. Capital gains are realized from time to time as by-products of ordinary investment activities. Distributions may vary considerably from year to year.

The tax information in this prospectus is provided as general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. (Non-U.S. investors may be subject to U.S. withholding and estate tax.)

   MORE INFORMATION ABOUT TAXES IS IN OUR STATEMENT OF ADDITIONAL INFORMATION.

OTHER INFORMATION ABOUT THE FUNDS

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand each Fund's financial performance for the past 5 years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information had been audited by Ernst & Young LLP, or other independent accountants, as noted in Ernst & Young LLP's report. This report, along with the Fund's financial statements, is incorporated by reference in the SAI and is included in the Fund's Annual Report to shareholders for the fiscal year ended July 31, 2002, both of which are available upon request.

OTHER INFORMATION ABOUT THE FUNDS


FINANCIAL HIGHLIGHTS, CLASS I SHARES                                                                               VALUE FUND
--------------------------------------------------------------------------------------------------------------------------------
                                                       YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED    PERIOD ENDED
                                                        JULY 31,       JULY 31,       JULY 31,       JULY 31,       JULY 31,
                                                           2002          2001+          2000           1999          1998(a)
                                                       ----------     ----------     -----------    -----------   -------------

NET ASSET VALUE, BEGINNING OF PERIOD                                     $19.53        $25.27         $24.57         $22.51
INVESTMENT ACTIVITIES:
  Net investment income                                                    0.15          0.28           0.26           0.28
  Net realized and unrealized gains (losses) from                          3.59         (2.24)          3.16           3.31
  investments
     Total from Investment Activities                                      3.74         (1.96)          3.42           3.59

DISTRIBUTIONS:
  Net investment income                                                   (0.16)        (0.28)         (0.25)         (0.28)
  Net realized gains from investment transactions                         (2.77)        (3.50)         (2.47)         (1.25)
     Total Distributions                                                  (2.93)        (3.78)         (2.72)         (1.53)
  Change in Net Asset Value                                                0.81         (5.74)          0.70           2.06
NET ASSET VALUE, END OF PERIOD                                           $20.34        $19.53         $25.27         $24.57
     Total Return                                                         21.10%        (8.11)%        15.43%         12.46%(b)

RATIOS/SUPPLEMENTAL DATA:
  Net Assets at end of period (000)                                    $565,484      $560,804       $960,660       $947,575
  Ratio of expenses to average net assets                                  1.19%         1.13%          1.08%          1.09%(e)
  Ratio of net investment income to average net                            0.76%         1.30%          1.07%          1.26%(e)
  assets
  Ratio of expenses to average net assets*                                 1.25%         1.15%          1.09%          1.10%(e)
  Portfolio Turnover**                                                       43%           17%            18%            17%

FINANCIAL HIGHLIGHTS, CLASS I SHARES                                                                              VALUE FUND
-------------------------------------------------------------------------------------------------------------------------------
                                                      YEAR ENDED    YEAR ENDED       YEAR ENDED     YEAR ENDED   PERIOD ENDED
                                                       JULY 31,      JULY 31,         JULY 31,       JULY 31,      JULY 31,
                                                         2002          2001+            2000           1999       1998(a)(c)
                                                       --------      --------         --------       --------      --------

Net Asset Value, Beginning Of Period                                  $15.04           $14.11         $11.65         $9.55
INVESTMENT ACTIVITIES:
  Net investment loss                                                  (0.09)           (0.06)         (0.02)          --
  Net realized and unrealized gains (losses) from                      (4.19)            1.54           2.57          2.10
  investments
     Total from Investment Activities                                  (4.28)            1.48           2.55          2.10
DISTRIBUTIONS:
  Net realized gains from investment transactions                      (2.81)           (0.55)         (0.09)          --
     Total Distributions                                               (2.81)           (0.55)         (0.09)          --
  Change in Net Asset Value                                            (7.09)            0.93           2.46          2.10
NET ASSET VALUE, END OF PERIOD                                         $7.95           $15.04         $14.11        $11.65
     Total Return                                                     (32.32)%          10.51%         22.05%        16.50%(d)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets at end of period (000)                                   $10,453          $27,499       $18,055        $2,824
  Ratio of expenses to average net assets                               1.27%            1.15%          0.96%         0.99%(e)
  Ratio of net investment income to average net                        (0.79)%          (0.40)%        (0.28)%        0.00%(e)
  assets
  Ratio of expenses to average net assets*                              1.45%            1.37%          1.47%         2.05%(e)
  Portfolio Turnover**                                                   161%             111%            79%           77%


*    During the period,  certain fees were reduced.  If such fee  reductions  had not  occurred,  the ratios would have been as indicated.
**   Portfolio turnover is calculated on the basis of the Fund as a whole without  distinguishing between the classes of shares issued.
+    Net investment income is based on average shares outstanding during the period.
(a)  Effective September 2, 1997, the Fund's existing shares, which were previously unclassified,  were designated either Class
     A Shares or Class I Shares.  For  reporting  purposes,  past  performance  numbers  (prior to September 2, 1997) are being reflected as Class A Shares.
(b)  Represents  total  return  based on the activity of Class A Shares for the period from August 1, 1997 to September 1, 1997 and the activity of Class I Shares for the period from  September  2, 1997 to July 31, 1998.  Total return for the Class I
     Shares for the period from September 2, 1997 (commencement of operations) through July 31, 1998 was 16.52%.



                                                                             125


OTHER INFORMATION ABOUT THE FUNDS


(c)  For the period from August 3, 1997 (commencement of operations) through July 31, 1998.
(d)  Represents  total  return  based on the activity of Class A Shares for the period from August 4, 1997 to September 1, 1997 and the activity of Class I Shares for the period from  September  2, 1997 to July 31, 1998.  Total return for the Class I
     Shares for the period from September 2, 1997 (commencement of operations) through July 31, 1998 was 21.99%.
(e)  Annualized.

OTHER INFORMATION ABOUT THE FUNDS


FINANCIAL HIGHLIGHTS, CLASS I SHARES
-----------------------------------------------------------------------------------------------------------------------------
                                             YEAR ENDED      YEAR ENDED      YEAR ENDED       YEAR ENDED       YEAR ENDED
                                              JULY 31,        JULY 31,        JULY 31,       DECEMBER 31,     DECEMBER 31,
                                                2002           2001+          2001(a)           1999+             1998
                                              --------        --------        --------       ------------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $14.89          $14.27          $14.09            $12.69

INVESTMENT ACTIVITIES:
  Net investment income (loss)                                  (0.06)          (0.02)          (0.01)             0.01
  Net realized and unrealized gains                             (2.85)           0.64            2.95              3.88
  (losses) from investments
     Total from Investment Activities                           (2.91)           0.62            2.94              3.89

DISTRIBUTIONS:
  Net investment income                                           --              --              --              (0.01)
  Net realized gains from investment                            (1.16)            --            (2.76)            (2.48)
  transactions
     Total Distributions                                        (1.16)            --            (2.76)            (2.49)
Change in Net Asset Value                                       (4.07)          0.62             0.18              1.40

NET ASSET VALUE, END OF PERIOD                                 $10.82         $14.89           $14.27            $14.09
     Total Return                                              (21.11)%         4.36%(d)        22.09%            32.40%

RATIOS/SUPPLEMENTAL DATA:
  Net Assets at end of period (000)                          $299,177       $298,771         $241,810          $173,542
  Ratio of expenses to average net assets                        1.11%          1.11%(e)         1.07%             1.02%
  Ratio of net investment income to                             (0.50)%        (0.26)%(e)       (0.09)%            0.07%
  average net assets
  Ratio of expenses to average net                               1.26%          1.22%(e)         1.08%             1.03%
  assets**
  Portfolio Turnover***                                           100%            91%             178%              152%


FINANCIAL HIGHLIGHTS, CLASS I SHARES                                                                         LARGE CAP FUND
-----------------------------------------------------------------------------------------------------------------------------
                                             YEAR ENDED     YEAR ENDED      YEAR ENDED       YEAR ENDED       PERIOD ENDED
                                              JULY 31,       JULY 31,        JULY 31,       DECEMBER 31,      DECEMBER 31,
                                                2002           2001+          2000(A)          1999+             1998(C)
                                              --------       --------        --------       ------------      ------------

NET ASSET VALUE, BEGINNING OF PERIOD                           $28.14         $28.01           $27.54           $25.52

INVESTMENT ACTIVITIES:
  Net investment income                                        --*             --                0.03            --
  Net realized and unrealized gains                             (2.83)          0.14             5.07             2.02
  (losses) from investments
     Total from Investment Activities                           (2.83)          0.14             5.10             2.02

DISTRIBUTIONS:
  Net investment income                                        --*             (0.01)           (0.03)           --
  Net realized gains from investment                            (4.06)         --               (4.60)           --
  transactions
     Total Distributions                                        (4.06)         (0.01)           (4.63)           --
  Change in Net Asset Value                                     (6.89)          0.13             0.47             2.02

NET ASSET VALUE, END OF PERIOD                                 $21.25         $28.14           $28.01           $27.54
     Total Return                                              (11.60)%        (0.50)%(d)       18.84%            7.92%(d)

RATIOS/SUPPLEMENTAL DATA:
  Net Assets at end of period (000)                          $521,412       $694,107         $706,313         $786,462
  Ratio of expenses to average net assets                        1.10%          1.07%(e)         1.04%            1.04%(e)
  Ratio of net investment income to                             (0.01)%         0.00%(e)         0.11%            0.20%(e)
  average net assets
  Ratio of expenses to average net                               1.26%          1.22%(e)         1.14%            1.09%(e)
  assets**
  Portfolio Turnover***                                            10%            10%              15%                3%

*    Less than $0.005.
**   During the period,  certain fees were  reduced/reimbursed.  If such fee  reductions/reimbursements  had not occurred, the ratios would have been as indicated.
***  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
+    Net investment loss is based on average shares outstanding during the period.

                                                                             127


OTHER INFORMATION ABOUT THE FUNDS

(a)  For the period from January 1, 2000 through July 31, 2000. In conjunction  with the  reorganization  of the AmSouth Funds, the Fund changed its fiscal year end to July 31.
(b)  For the period from October 3, 1997 (commencement of operations) through December 31, 1997.
(c)  For the period from December 14, 1998 (commencement of operations) through December 31, 1998.
(d)  Not Annualized.
(e)  Annualized.

OTHER INFORMATION ABOUT THE FUNDS

FINANCIAL HIGHLIGHTS, CLASS I SHARES                                                                             MID CAP FUND
------------------------------------------------------------------------------------------------------------------------------
                                                       YEAR ENDED        YEAR ENDED          PERIOD ENDED        PERIOD ENDED
                                                        JULY 31,          JULY 31,             JULY 31,          DECEMBER 31,
                                                          2002              2001+              2000(b)+            1999(c)+
                                                        --------          --------             --------          ------------
NET ASSET VALUE, BEGINNING OF PERIOD                                        $16.70               $17.37           $10.00

INVESTMENT ACTIVITIES:
   Net investment loss                                                       (0.15)               (0.11)           (0.12)
   Net  realized  and  unrealized  gains  (losses)                           (4.49)               (0.56)            7.49
   from investments
     Total from Investment Activities                                        (4.64)               (0.67)            7.37
   Change in Net Asset Value                                                 (4.64)               (0.67)            7.37

NET ASSET VALUE, END OF PERIOD                                              $12.06               $16.70           $17.37
     Total Return                                                           (27.78)%              (3.86)%(d)       73.70%(d)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets at end of period (000)                                         $41,611                $63,696        73.70%(d)
   Ratio of expenses to average net assets                                    1.42%                1.46%(e)         2.18%(e)
   Ratio of net  investment  income to average net                           (1.03)%              (1.08)%(e)       (1.47)%(e)
   assets
   Ratio of expenses to average net assets*                                   1.55%                1.53%(e)         2.18%(e)
   Portfolio Turnover**                                                       120%                  39%               20%

FINANCIAL HIGHLIGHTS, CLASS I SHARES                                                                         SMALL CAP FUND
-----------------------------------------------------------------------------------------------------------------------------
                                                   YEAR ENDED      YEAR ENDED    YEAR ENDED     YEAR ENDED     PERIOD ENDED
                                                    JULY 31,        JULY 31,      JULY 31,       JULY 31,         JULY 31,
                                                      2002           2001+          2000           1999           1998(a)
                                                    --------        --------      --------       --------         --------
NET ASSET VALUE, BEGINNING OF PERIOD                                $12.61         $8.44            $9.15         $10.00

INVESTMENT ACTIVITIES:
   Net investment income loss                                        (0.12)        (0.07)           (0.03)         (0.02)
   Net realized and  unrealized  gains (losses)                      (1.06)         4.24            (0.68)         (0.83)
   from investments
     Total from Investment Activities                                (1.18)         4.17            (0.71)         (0.85)

DISTRIBUTIONS:
   Net   realized    gains   from    investment                      (1.21)        --               --             --
   transactions
     Total Distributions                                             (1.21)        --               --             --
   Change in Net Asset Value                                         (2.39)         4.17            (0.71)         (0.85)

NET ASSET VALUE, END OF PERIOD                                      $10.22        $12.61            $8.44          $9.15
     Total Return                                                   (10.16)%       49.41%           (7.76)%        (8.48)%(d)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets at end of period (000)                               $172,735       $162,215         $21,777            $5,072
   Ratio of expenses to average net assets                            1.46%         1.42%            1.39%          1.50%(e)
   Ratio of net  investment  income to  average                      (1.07)%       (1.01)%          (0.82)%        (0.52)%(e)
   net assets
   Ratio of expenses to average net assets*                           1.67%         1.70%            2.38%          3.94%(e)
   Portfolio Turnover**                                                220%          318%             208%            71%

*    During the period,  certain fees were  reduced/reimbursed.  If such fee  reductions/reimbursements  had not occurred, the ratios would have been as indicated.
**   Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
+    Net investment loss is based on average shares outstanding during the period.
(a)  For the period from March 2, 1998 (commencement of operations) through July 31, 1998.

                                                                             129


OTHER INFORMATION ABOUT THE FUNDS

(b)  For the period from January 1, 2000 through July 31, 2000. In conjunction  with the  reorganization  of the AmSouth Funds, the Fund changed its fiscal year end to July 31.
(c)  For the period from May 4, 1999 (commencement of operations) through December 31, 1999.
(d)  Not annualized.
(e)  Annualized.

OTHER INFORMATION ABOUT THE FUNDS


FINANCIAL HIGHLIGHTS, CLASS I SHARES                                                                         BALANCED FUND
---------------------------------------------------------------------------------------------------------------------------
                                                    YEAR ENDED    YEAR ENDED    YEAR ENDED     YEAR ENDED    PERIOD ENDED
                                                     JULY 31,      JULY 31,      JULY 31,       JULY 31,       JULY 31,
                                                       2002         2001+          2000           1999          1998(a)
                                                     --------      --------      --------       --------       --------
NET ASSET VALUE, BEGINNING OF PERIOD                                $12.47        $14.93           $15.18       $14.77
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
   Net investment income                                              0.40          0.46             0.44         0.41
   Net  realized  and  unrealized  gains  (losses)
   from investments                                                   1.26         (0.64)            0.95         1.38
     Total from Investment Activities                                 1.66         (0.18)            1.39         1.79
---------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:
   Net investment income                                             (0.41)        (0.50)           (0.44)       (0.41)
   Net realized gains from investment transactions                   (1.27)        (1.78)           (1.20)       (0.97)
     Total Distributions                                             (1.68)        (2.28)           (1.64)       (1.38)
   Change in Net Asset Value                                         (0.02)        (2.46)           (0.25)        0.41

NET ASSET VALUE, END OF PERIOD                                      $12.45        $12.47           $14.93       $15.18
---------------------------------------------------------------------------------------------------------------------------
     Total Return                                                    14.09%        (0.90)%           9.74%        9.73%(c)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets at end of period (000)                               $102,780       $166,797        $319,016        $329,626
   Ratio of expenses to average net assets                            1.16%         1.13%            1.09%        1.10%(d)
   Ratio of net  investment  income to average net
   assets                                                             3.16%         3.50%            2.93%        2.95%(d)
   Ratio of expenses to average net assets*                           1.27%         1.17%            1.10%        1.10%(d)
   Portfolio Turnover**                                                 14%           16%              23%          25%
---------------------------------------------------------------------------------------------------------------------------

*    During the period, certain fees were reduced/reimbursed.  If such fee  reductions/reimbursements  had not occurred, the ratios would have been as indicated.
**   Portfolio  turnover is  calculated on the basis of the Fund as a whole  without  distinguishing  between the classes of shares issued.
+    Net investment income is based on average shares outstanding during the period.
(a)  Effective  September 2, 1997, the Fund's existing shares,  which were previously  unclassified,  were designated either
     Class A Shares or Class I Shares.  For reporting  purposes,  past performance  numbers (prior to September 2, 1997) are being reflected as Class A Shares.
(b)  Represents total return based on the activity of Class A Shares for the period from August 1, 1997 to September 1, 1997 and the activity of Class I Shares for the period from September 2, 1997 to July 31, 1998. Total return for the Class I
     Shares for the period from September 2, 1997 (commencement of operations) through July 31, 1998 was 10.82%.
(c)  Represents total return based on the activity of Class A Shares for the period from August 1, 1997 to September 1, 1997 and the activity of Class I Shares for the period from September 2, 1997 to July 31, 1998. Total return for the Class I
     Shares for the period from September 2, 1997 (commencement of operations) through July 31, 1998 was 12.70%.
(d)  Annualized.

OTHER INFORMATION ABOUT THE FUNDS

FINANCIAL HIGHLIGHTS, CLASS I SHARES                                                                SELECT EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------
                                                       YEAR ENDED       YEAR ENDED      PERIOD ENDED     PERIOD ENDED
                                                        JULY 31,         JULY 31,         JULY 31,         JULY 31,
                                                         2001+            2001+             2000+          1999(a)
                                                         -----            -----             -----          -------
NET ASSET VALUE, BEGINNING OF PERIOD                                        $8.73              $11.89      $11.52
-----------------------------------------------------------------------------------------------------------------------

INVESTMENT ACTIVITIES:
   Net investment income                                                     0.02                0.09        0.04
   Net realized and unrealized  gains (losses) from
   investments                                                               2.52               (2.36)       0.38
     Total from Investment Activities                                        2.54               (2.27)       0.42
-----------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS:
   Net investment income                                                    (0.02)              (0.08)      (0.04)
   Net realized gains from investment transactions                          --                  (0.81)      (0.01)
     Total Distributions                                                    (0.02)              (0.89)      (0.05)
   Change in Net Asset Value                                                 2.52               (3.16)       0.37

NET ASSET VALUE, END OF PERIOD                                             $11.25               $8.73      $11.89
-----------------------------------------------------------------------------------------------------------------------
     Total Return                                                           29.12%             (19.72)%      3.63%(c)

RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of period (000)                                        $7,043              $5,100        $10,420
   Ratio of expenses to average net assets                                   1.56%               1.25%       0.99%(d)
   Ratio of net  investment  income to average  net
   assets                                                                    0.19%               0.88%       0.65%(d)
   Ratio of expenses to average net assets*                                  1.97%               1.78%       1.58%(d)
   Portfolio Turnover**                                                     19%                 25%         10%
-----------------------------------------------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS, CLASS I SHARES                                                              ENHANCED MARKET FUND
-----------------------------------------------------------------------------------------------------------------------
                                                       YEAR ENDED       YEAR ENDED      PERIOD ENDED     PERIOD ENDED
                                                        JULY 31,         JULY 31,         JULY 31,         JULY 31,
                                                          2002             2001+            2000           1999(b)
                                                          ----             -----            ----           -------

NET ASSET VALUE, BEGINNING OF PERIOD                                        $14.65             $13.86      $12.18
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
   Net investment income                                                      0.06               0.10        0.07
   Net realized and unrealized  gains (losses) from
   investments and futures                                                   (2.17)              1.23        1.71
-----------------------------------------------------------------------------------------------------------------------
     Total from Investment Activities                                        (2.11)              1.33        1.78
-----------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:
   Net investment income                                                     (0.04)             (0.09)      (0.07)
   Net realized gains from investment transactions                           (0.22)             (0.45)      (0.03)
-----------------------------------------------------------------------------------------------------------------------
     Total Distributions                                                     (0.26)             (0.54)      (0.10)
-----------------------------------------------------------------------------------------------------------------------
   Change in Net Asset Value                                                 (2.37)              0.79        1.68

NET ASSET VALUE, END OF PERIOD                                              $12.28             $14.65      $13.86
-----------------------------------------------------------------------------------------------------------------------
     Total Return                                                           (14.53)%             9.73%      14.71%(c)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets at end of period (000)                                        $15,469            $31,622        $14,273
   Ratio of expenses to average net assets                                    0.90%              0.81%       0.74%(d)
   Ratio of net  investment  income to average  net
   assets                                                                     0.43%              0.65%       0.90%(d)
-----------------------------------------------------------------------------------------------------------------------
   Ratio of expenses to average net assets*                                   1.04%              0.98%       1.29%(d)
   Portfolio Turnover**                                                         42%                30%         36%
-----------------------------------------------------------------------------------------------------------------------

*    During the period,  certain fees were reduced. If such fee reductions had not occurred,  the ratios would have been as indicated.
**   Portfolio turnover is calculated on the basis of the Fund as a whole without  distinguishing between the classes of shares issued.
+    Net investment income is based on average shares outstanding during the period.
(a)  For the period from December 3, 1998 (commencement of operations) through July 31, 1999.
(b)  For the period from December 11, 1998 (commencement of operations) through July 31, 1999.

OTHER INFORMATION ABOUT THE FUNDS

(c)  Not annualized.
(d)  Annualized.

OTHER INFORMATION ABOUT THE FUNDS

FINANCIAL HIGHLIGHTS, CLASS I SHARES                                                          INTERNATIONAL EQUITY FUND
------------------------------------------------------------------------------------------------------------------------
                                              YEAR ENDED    YEAR ENDED    PERIOD ENDED     YEAR ENDED     PERIOD ENDED
                                               JULY 31,      JULY 31,       JULY 31,      DECEMBER 31,    DECEMBER 31,
                                                 2002         2001+         2000(a)+          1999          1998(b)
                                                 ----         -----         --------          ----          -------
NET ASSET VALUE, BEGINNING OF PERIOD                          $12.37         $13.27           $10.58        $10.05
------------------------------------------------------------------------------------------------------------------------

INVESTMENT ACTIVITIES:
   Net investment income (loss)                                 0.06           0.06             0.08         (0.01)
   Net realized and unrealized gains
   (losses)  from  investments  and foreign
   currencies                                                  (2.53)         (0.96)            2.75          0.54
------------------------------------------------------------------------------------------------------------------------
     Total from Investment Activities                          (2.47)         (0.90)            2.83          0.53
------------------------------------------------------------------------------------------------------------------------
   Net investment income                                       (0.04)         --               (0.14)        --
   Net  realized   gains  from   investment
   transactions                                                (0.36)         --               --            --
------------------------------------------------------------------------------------------------------------------------
     Total Distributions                                       (0.40)         --               (0.14)        --
------------------------------------------------------------------------------------------------------------------------
   Change in Net Asset Value                                   (2.87)         (0.90)            2.69          0.53
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                 $9.50         $12.37           $13.27        $10.58
------------------------------------------------------------------------------------------------------------------------
     Total Return                                             (20.50)%        (6.71)%(d)       26.72%         5.27%(d)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets at end of period (000)                          $145,744        $105,034         $46,104         $27,977
   Ratio of expenses to average net assets                      1.47%          1.59%(e)         1.56%         1.61%(e)
   Ratio  of  net   investment   income  to
   average net assets                                           0.59%          0.83%(e)         0.80%        (1.47)%(e)
   Ratio of expenses to average net assets*                     1.79%          1.88%(e)         1.84%         1.89%(e)
   Portfolio Turnover**                                           45%            32%              40%           62%
------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS, CLASS I SHARES                                               AGGRESSIVE GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------
                                                YEAR ENDED     YEAR ENDED       PERIOD ENDED     PERIOD ENDED
                                                 JULY 31,       JULY 31,          JULY 31,       DECEMBER 31,
                                                   2002           2001+           2000(a)           1999(c)
                                                 --------       --------          --------       ------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $11.51             $11.53         $10.05
---------------------------------------------------------------------------------------------------------------

INVESTMENT ACTIVITIES:
   Net investment income                                            0.14               0.02           0.12
   Net   realized   and   unrealized    gains
   (losses) from investments with affiliates                       (0.44)             (0.02)          1.52
---------------------------------------------------------------------------------------------------------------
     Total from Investment Activities                              (0.30)             --              1.64
---------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:
   Net investment income                                           (0.15)             (0.02)         (0.12)
   Net   realized   gain   from    investment
   transactions                                                    (1.16)             --             (0.04)
     Total Distributions                                           (1.31)             (0.02)         (0.16)
   Change in Net Asset Value                                       (1.61)             (0.02)          1.48
NET ASSET VALUE, END OF PERIOD                                     $9.90             $11.51         $11.53
---------------------------------------------------------------------------------------------------------------
     Total Return                                                  (3.30)%             0.01%(d)      16.31%(d)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets at end of period (000)                               $23,313             $20,485        $18,847
   Ratio of expenses to average net assets                          0.72%              0.75%(e)       0.73%(e)
   Ratio of net investment  income to average
   net assets                                                       1.34%              0.38%(e)       3.23%(e)
   Ratio of expenses to average net assets*                         1.08%              1.09%(e)       2.10%(e)
   Portfolio Turnover**                                              36%                22%             95%
---------------------------------------------------------------------------------------------------------------

*    During the period, certain fees were reduced/reimbursed. If such fee reductions/reimbursements had not occurred, the ratios would have been as indicated.
**   Portfolio turnover is calculated on the basis of the Fund as a whole without  distinguishing  between the classes of shares issued.
+    Net investment income is based on average shares outstanding during the period.
(a)  For the period from January 1, 2000 through July 31, 2000. In  conjunction  with the  reorganization  of the AmSouth
     Funds, the Fund changed its fiscal year end to July 31.
(b)  For the period from December 14, 1998 (commencement of operations) through December 31, 1998.


134

OTHER INFORMATION ABOUT THE FUNDS

(c)  For the period January 28, 1999 (commencement of operations) through December 31, 1999.
(d)  Not annualized.
(e)  Annualized.

                                                                             135

OTHER INFORMATION ABOUT THE FUNDS

FINANCIAL HIGHLIGHTS, CLASS I SHARES                                                                       GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
                                                        YEAR ENDED       YEAR ENDED        PERIOD ENDED      PERIOD ENDED
                                                         JULY 31,         JULY 31,           JULY 31,        DECEMBER 31,
                                                           2002             2001+            2000(a)            1999(b)
                                                         --------         --------           --------        ------------

NET ASSET VALUE, BEGINNING OF PERIOD                                       $10.51               $10.61         $10.00
----------------------------------------------------------------------------------------------------------------------------

INVESTMENT ACTIVITIES:
   Net investment income                                                     0.24                 0.08           0.16
   Net realized and unrealized  gains (losses) from
   investments
   with affiliates                                                          (0.42)               (0.11)          0.69
     Total from Investment Activities                                       (0.18)               (0.03)          0.85
----------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS:
   Net investment income                                                    (0.24)               (0.07)         (0.16)
   Net realized gains from investment transactions                          (0.67)               --             (0.08)
     Total Distributions                                                    (0.91)               (0.07)         (0.24)
   Change in Net Asset Value                                                (1.09)               (0.10)          0.61
NET ASSET VALUE, END OF PERIOD                                              $9.42               $10.51         $10.61
----------------------------------------------------------------------------------------------------------------------------
     Total Return                                                           (1.98)%              (0.29)%(d)      8.59%(d)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets at end of period (000)                                       $18,048                $19,495         $11.372
   Ratio of expenses to average net assets                                   0.73%                0.76%(e)       0.73%(e)
   Ratio of net  investment  income to average  net                          2.40%                1.28%(e)       4.82%(e)
   assets
   Ratio of expenses to average net assets*                                  1.12%                1.10%(e)       3.14%(e)
   Portfolio Turnover**                                                        38%                 97%             76%
----------------------------------------------------------------------------------------------------------------------------



FINANCIAL HIGHLIGHTS, CLASS I SHARES                                                         GROWTH AND INCOME PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
                                                       YEAR ENDED       YEAR ENDED        PERIOD ENDED       PERIOD ENDED
                                                         JULY 31,         JULY 31,           JULY 31,         DECEMBER 31,
                                                           2002             2001+             2000(a)           1999(c)
                                                         --------         --------           --------        ------------

NET ASSET VALUE, BEGINNING OF PERIOD                                       $10.56               $10.51           $9.85
----------------------------------------------------------------------------------------------------------------------------

INVESTMENT ACTIVITIES:
   Net investment income                                                     0.32                 0.14            0.13
   Net realized and unrealized  gains (losses) from
   investments
   with affiliates                                                          (0.12)                0.03            0.69
     Total from Investment Activities                                        0.20                 0.17            0.82
----------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS:
   Net investment income                                                    (0.33)               (0.12)          (0.13)
   Net realized gains from investment transactions                          (0.63)               --              (0.03)
     Total Distributions                                                    (0.96)               (0.12)          (0.16)
   Change in Net Asset Value                                                (0.76)                0.05            0.66
NET ASSET VALUE, END OF PERIOD                                              $9.80               $10.56          $10.51
----------------------------------------------------------------------------------------------------------------------------
     Total Return                                                            1.84%                1.64%(d)        8.40%(d)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets at end of period (000)                                        $74,878               $87,453         $86,700
   Ratio of expenses to average net assets                                   0.57%                0.58%(e)        0.70%(e)
   Ratio of net  investment  income to average  net                          3.25%                2.39%(e)        3.43%(e)
   assets
   Ratio of expenses to average net assets*                                  0.75%                0.72%(e)        0.98%(e)
   Portfolio Turnover**                                                        51%                  21%            57%
----------------------------------------------------------------------------------------------------------------------------

*    During the period, certain fees were  reduced/reimbursed.  If such fee  reductions/reimbursements  had not occurred, the ratios would have been as indicated.
**   Portfolio  turnover is  calculated  on the basis of the Fund as a whole  without  distinguishing  between the classes of shares issued.
+    Net investment income is based on average shares outstanding during the period.
(a)  For the period from January 1, 2000 through July 31, 2000. In conjunction with the  reorganization of the AmSouth Funds, the Fund changed its fiscal year end to July 31.
(b)  For the period from February 1, 1999 (commencement of operations) through December 31, 1999.


136

OTHER INFORMATION ABOUT THE FUNDS

(c)  For the period from February 8, 1999 (commencement of operations) through December 31, 1999.
(d)  Not annualized.
(e)  Annualized.

                                                                             137

OTHER INFORMATION ABOUT THE FUNDS

FINANCIAL HIGHLIGHTS, CLASS I SHARES                                        MODERATE GROWTH AND INCOME PORTFOLIO
------------------------------------------------------------------------------------------------------------------
                                               YEAR ENDED       YEAR ENDED      PERIOD ENDED      PERIOD ENDED
                                                JULY 31,         JULY 31,         JULY 31,        DECEMBER 31,
                                                  2002            2001+            2000(a)           1999(c)
                                                --------         --------         --------        ------------

NET ASSET VALUE, BEGINNING OF PERIOD                              $10.08               $9.98         $9.88
------------------------------------------------------------------------------------------------------------------

INVESTMENT ACTIVITIES:
   Net investment income                                            0.34                0.18          0.20
   Net   realized  and   unrealized   gains
   (losses) from investments
   with affiliates                                                  0.14                0.07          0.16
     Total from Investment Activities                               0.48                0.25          0.36
------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS:
   Net investment income                                           (0.35)              (0.15)        (0.20)
   Net  realized   gains  from   investment                        (0.45)              --            (0.06)
   transactions
     Total Distributions                                           (0.80)              (0.15)        (0.26)
   Change in Net Asset Value                                       (0.32)               0.10          0.10
NET ASSET VALUE, END OF PERIOD                                     $9.76              $10.08         $9.98
------------------------------------------------------------------------------------------------------------------

     Total Return                                                   4.93%               2.50%(e)      3.64%(e)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets at end of period (000)                               $20,264             $20,081         $21,384
   Ratio of expenses to average net assets                          0.71%               0.74%(f)      0.73%(f)
   Ratio  of  net   investment   income  to                         3.48%               3.03%(f)      4.46%(f)
   average net assets
   Ratio of expenses to average net assets*                         1.09%               1.03%(f)      1.87%(f)
   Portfolio Turnover**                                               62%                21%           124%
------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS, CLASS I SHARES                                                                                    BOND FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                              YEAR ENDED       YEAR ENDED         YEAR ENDED        YEAR ENDED        PERIOD ENDED
                                               JULY 31,         JULY 31,           JULY 31,          JULY 31,           JULY 31,
                                                 2002             2001+              2000              1999             1998(c)
                                                 ----             -----              ----              ----             -------
NET ASSET VALUE, BEGINNING OF PERIOD                             $10.52             $10.63            $11.05            $10.72
-----------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ACTIVITIES:
   Net investment income                                           0.60               0.59              0.61              0.57
   Net   realized  and   unrealized   gains
   (losses) from investments                                       0.61              (0.06)            (0.30)             0.38
-----------------------------------------------------------------------------------------------------------------------------------
     Total from Investment Activities                              1.21               0.53              0.31              0.95
-----------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS:
   Net investment income                                          (0.60)             (0.62)            (0.60)            (0.59)
-----------------------------------------------------------------------------------------------------------------------------------
   Net  realized   gains  from   investment                       --                 (0.02)            (0.13)            (0.03)
   transactions
-----------------------------------------------------------------------------------------------------------------------------------
     Total Distributions                                          (0.60)             (0.64)            (0.73)            (0.62)
-----------------------------------------------------------------------------------------------------------------------------------
   Change in Net Asset Value                                       0.61              (0.11)            (0.42)             0.33
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                   $11.13             $10.52            $10.63            $11.05
     Total Return                                                 11.79%              5.24%             2.68%             7.54%(d)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets at end of period (000)                           $609,708           $501,550          $380,226          $327,930
   Ratio of expenses to average net assets                         0.84%              0.78%             0.71%             0.73%(f)
   Ratio of net investment income to
   average net assets                                              5.47%              5.66%             5.57%             5.72%(f)
   Ratio of expenses to average net assets*                        1.10%              1.03%             0.95%             0.97%(f)
   Portfolio Turnover**                                              24%               27%               18%               40%
-----------------------------------------------------------------------------------------------------------------------------------

*    During  the  period,  certain  fees were  reduced/reimbursed.  If such fee  reductions/reimbursements  had not occurred, the ratios would have been as indicated.
**   Portfolio  turnover  is  calculated  on the basis of the Fund as a whole  without  distinguishing  between the classes of shares issued.
+    Net  investment  income is based on average  shares  outstanding  during the  period.  (a) For the period from
     January 1, 2000 through July 31, 2000. In conjunction with the  reorganization  of the AmSouth Funds, the Fund charged its fiscal year end to July 31.
(b)  For the period from February 10, 1999 (commencement of operations) through December 31, 1999.


138


OTHER INFORMATION ABOUT THE FUNDS

(c)  Effective September 2, 1997, the Fund's existing shares, which were previously  unclassified,  were designated either Class A Shares or Class I Shares. For reporting purposes,  past performance numbers (prior to September
     2, 1997) are being reflected as Class A Shares.
(d)  Represents  total  return  based on the  activity  of Class A Shares  for the  period  from  August 1, 1997 to
     September 1, 1997 and the  activity of Class I Shares for the period from  September 2, 1997 to July 31, 1998.
     Total return for the Class I Shares for the period from September 2, 1997 (commencement of operations) through
     July 31, 1998 was 9.03%.
(e)  Not annualized.
(f)  Annualized.

                                                                             139


OTHER INFORMATION ABOUT THE FUNDS

FINANCIAL HIGHLIGHTS, CLASS I SHARES                                                                       LIMITED TERM BOND FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                        YEAR            YEAR            YEAR            YEAR            PERIOD
                                                        ENDED          ENDED            ENDED           ENDED           ENDED
                                                      JULY 31,        JULY 31,        JULY 31,        JULY 31,         JULY 31,
                                                        2002           2001+            2000            1999           1998(A)
                                                        ----           -----            ----            ----           -------
NET ASSET VALUE, BEGINNING OF PERIOD                                     $10.13         $10.29          $10.43        $10.34
-----------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ACTIVITIES:
   Net investment income                                                   0.58           0.59            0.59          0.55
   Net realized and unrealized gains (losses) from
   investments                                                             0.43          (0.12)          (0.16)         0.10
-----------------------------------------------------------------------------------------------------------------------------------
     Total from Investment Activities                                      1.01           0.47            0.43          0.65
-----------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS:
   Net investment income                                                  (0.59)         (0.63)          (0.57)        (0.56)
-----------------------------------------------------------------------------------------------------------------------------------
     Total Distributions                                                  (0.59)         (0.63)          (0.57)        (0.56)
-----------------------------------------------------------------------------------------------------------------------------------
   Change in Net Asset Value                                               0.42          (0.16)          (0.14)         0.09
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                                           $10.55         $10.13          $10.29        $10.43
-----------------------------------------------------------------------------------------------------------------------------------
     Total Return                                                         10.26%           4.71%          4.14%         6.04%(b)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets at end of period (000)                                     $155,261        $177,323        $109,554         $106,953
   Ratio of expenses to average net assets                                 0.86%          0.82%           0.71%         0.73%(d)
   Ratio of net  investment  income to average net                         5.59%          5.74%           5.60%         5.70%(d)
   assets
   Ratio of expenses to average net assets*                                1.12%          1.07%           0.98%         0.98%(d)
   Portfolio Turnover**                                                     44%             34%             39%           39%
-----------------------------------------------------------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS, CLASS I SHARES                                                                    GOVERNMENT INCOME FUND
7---------------------------------------------------------------------------------------------------------------------------------
                                                      YEAR
                                                     ENDED          YEAR ENDED     YEAR ENDED     YEAR ENDED      PERIOD ENDED
                                                    JULY 31,         JULY 31,       JULY 31,       JULY 31,         JULY 31,
                                                      2002            2001+           2000           1999           1998(A)
                                                      ----            -----           ----           ----           -------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $9.61          $9.62            $9.87         $9.66
-----------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ACTIVITIES:
   Net investment income                                               0.56           0.57             0.54          0.59
   Net realized and unrealized gains (losses)
   from investments                                                    0.50          (0.03)           (0.26)         0.17
-----------------------------------------------------------------------------------------------------------------------------------
     Total from Investment Activities                                  1.06           0.54             0.28          0.76
-----------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS:
   Net investment income                                              (0.57)         (0.55)           (0.53)        (0.55)
-----------------------------------------------------------------------------------------------------------------------------------
     Total Distributions                                              (0.57)         (0.55)           (0.53)        (0.55)
-----------------------------------------------------------------------------------------------------------------------------------
   Change in Net Asset Value                                           0.49          (0.01)           (0.25)         0.21
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                                       $10.10          $9.61            $9.62         $9.87
-----------------------------------------------------------------------------------------------------------------------------------
     Total Return                                                     11.30%          5.91%            2.72%         7.58%(c)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets at end of period (000)                              $302,099        $356,642           $3,150        $2,521


140


OTHER INFORMATION ABOUT THE FUNDS


   Ratio of expenses to average net assets                             0.84%          0.85%            0.60%         0.63%(d)
   Ratio of net  investment  income to average
   net assets                                                          5.62%          5.68%            5.44%         5.72%(d)
   Ratio of expenses to average net assets*                            1.10%          1.13%            1.65%         1.80%(d)
   Portfolio Turnover**                                                  25%            42%              27%           35%
-----------------------------------------------------------------------------------------------------------------------------------

*    During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
**   Portfolio  turnover is  calculated  on the basis of the Fund as a whole  without  distinguishing  between the classes of shares issued.
+    Net investment income is based on average shares outstanding during the period.
(a)  Effective  September 2, 1997, the Fund's existing shares,  which were previously  unclassified,  were designated either Class A
     Shares or Class I Shares. For reporting purposes,  past performance numbers (prior to September 2, 1997) are being reflected as
     Class A Shares.
(b)  Represents total return based on the activity of Class A Shares for the period from August 1, 1997 to September 1, 1997 and the activity of Class I Shares for the period from September 2, 1997 to July 31, 1998.  Total return for the Class I Shares for the period from September 2, 1997 (commencement of operations) through July 31, 1998 was 6.37%.
(c)  Represents total return based on the activity of Class A Shares for the period from August 1, 1997 to September 1, 1997 and the activity of Class I Shares for the period from September 2, 1997 to July 31, 1998.  Total return for the Class I Shares for the period from September 2, 1997 (commencement of operations) through July 31, 1998 was 8.04%.
(d)  Annualized.

                                                                             141


OTHER INFORMATION ABOUT THE FUNDS

FINANCIAL HIGHLIGHTS, CLASS I SHARES                                                                         MUNICIPAL BOND FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                      YEAR           YEAR                           YEAR              YEAR
                                                      ENDED          ENDED       YEAR ENDED         ENDED             ENDED
                                                    JULY 31,       JULY 31,       JULY 31,      DECEMBER 31,      DECEMBER 31,
                                                      2002           2001+         2000(A)          1999             1998(B)
                                                      ----           -----         -------          ----             -------
NET ASSET VALUE, BEGINNING OF PERIOD                                $9.77           $9.87         $10.14            $10.04
---------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ACTIVITIES:
   Net investment income                                             0.41            0.41           0.42              0.39
   Net realized  and  unrealized  gains  (losses)
   from investments                                                  0.41           (0.05)         (0.18)             0.14
     Total from Investment Activities                                0.82            0.36           0.24              0.53
---------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS:
   Net investment income                                            (0.40)          (0.41)         (0.40)            (0.40)
   Net    realized    gains    from    investment
   transactions                                                     --              (0.05)         (0.11)            (0.03)
     Total Distributions                                            (0.40)          (0.46)         (0.51)            (0.43)
Change in Net Asset Value                                            0.42           (0.10)         (0.27)             0.10
NET ASSET VALUE, END OF PERIOD                                     $10.19           $9.77          $9.87            $10.14
---------------------------------------------------------------------------------------------------------------------------------
     Total Return                                                    8.52%           3.85%          2.30%             4.49%(d)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets at end of period (000)                            $380,330         $387,511     $321,293           $326,464
   Ratio of expenses to average net assets                           0.74%           0.68%          0.61%             0.64%(f)
   Ratio of net investment income to average net
   assets                                                            4.04%           4.25%          4.11%             4.23%(f)
   Ratio of expenses to average net assets*                          1.10%           1.02%          0.95%             0.97%(f)
   Portfolio Turnover**                                                5%               9%            21%               29%
---------------------------------------------------------------------------------------------------------------------------------

*    During the period,  certain  fees were  reduced.  If such fee  reductions  had not  occurred,  the ratios  would have been as indicated.
**   Portfolio  turnover is calculated on the basis of the Fund as a whole  without  distinguishing  between the classes of shares issued.
+    Net investment income is based on average shares outstanding during the period.
(a)  For the period from January 1, 2000 through July 31, 2000. In conjunction with the  reorganization  of the AmSouth Funds, the
     Fund changed its fiscal year end to July 31.
(b)  For the period from December 14, 1998 (commencement of operations) through December 31, 1998.
(c)  Effectively September 2, 1997, the Fund's existing shares, which were previously unclassified, were designated either Class A
     Shares or Class I Shares. For reporting  purposes,  past performance numbers (prior to September 2, 1997) are being reflected as Class A Shares.
(d)  Represents  total  return based on the activity of Class A Shares for the period from August 1, 1997 to September 1, 1997 and the activity of Class I Shares for the period from  September 2, 1997 to July 31, 1998.  Total return for the Municipal  Bond
     Fund Class I Shares for the period from September 2, 1997 (commencement of operations) through July 31, 1998 was 5.27%
(e)  Not annualized.
(f)  Annualized.

142


OTHER INFORMATION ABOUT THE FUNDS

FINANCIAL HIGHLIGHTS, CLASS I SHARES                                                                     FLORIDA TAX-EXEMPT FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                         YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED     PERIOD ENDED
                                                          JULY 31,      JULY 31,      JULY 31,      JULY 31,        JULY 31,
                                                            2002         2001+          2000          1999         1998(A)(B)
                                                            ----         -----          ----          ----         ----------
NET ASSET VALUE, BEGINNING OF PERIOD                                     $10.16        $10.22         $10.46        $10.39
---------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ACTIVITIES:
   Net investment income                                                   0.41          0.42           0.43          0.41
   Net realized and unrealized gains (losses) from
   investments                                                             0.36         (0.02)         (0.20)         0.14
     Total from Investment Activities                                      0.77          0.40           0.23          0.55
---------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS:
   Net investment income                                                  (0.41)        (0.43)         (0.41)        (0.41)
   Net realized gains from investment transactions                        --            (0.03)         (0.06)        (0.07)
---------------------------------------------------------------------------------------------------------------------------------
     Total Distributions                                                  (0.41)        (0.46)         (0.47)        (0.48)
   Change in Net Asset Value                                               0.36         (0.06)         (0.24)         0.07
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                           $10.52        $10.16         $10.22        $10.46
---------------------------------------------------------------------------------------------------------------------------------
     Total Return                                                          7.72%         4.02%          2.16%         4.66%(b)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets at end of period (000)                                   $57,181        $61,877       $63,548        $55,369
   Ratio of expenses to average net assets                                 0.75%         0.65%          0.49%         0.49%(f)
   Ratio of net investment income to average net
   assets                                                                  3.95%         4.19%          4.10%         4.30%(f)
   Ratio of expenses to average net assets*                                1.19%         1.11%          1.01%         1.04%(f)
   Portfolio Turnover**                                                       7%           11%            34%           30%
---------------------------------------------------------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS, CLASS I SHARES                                                                   TENNESSEE TAX-EXEMPT FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                                          PERIOD         YEAR
                                          YEAR ENDED     YEAR ENDED        ENDED         ENDED       YEAR ENDED   PERIOD ENDED
                                           JULY 31,       JULY 31,       JULY 31,     DECEMBER 31,   DECEMBER 31,  DECEMBER 31,
                                             2002          2001+          2000(C)         1999           1998         1997(D)
                                             ----          -----          -------         ----           ----         -------

NET ASSET VALUE, BEGINNING OF PERIOD                        $9.74          $9.55         $10.19          $10.18       $10.05
---------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ACTIVITIES:
   Net investment income                                     0.38           0.22           0.35            0.37         0.10
   Net realized and unrealized gains
   (losses) from investments                                 0.36           0.18          (0.64)           0.08         0.13
---------------------------------------------------------------------------------------------------------------------------------
     Total from Investment Activities                        0.74           0.40          (0.29)           0.45         0.23
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:
   Net investment income                                    (0.38)         (0.21)         (0.35)          (0.37)       (0.10)
   Net realized gains from investment
   transactions                                             --             --             --              (0.07)       --
     Total Distributions                                    (0.38)         (0.21)         (0.35)          (0.44)       (0.10)
   Change in Net Asset Value                                 0.36           0.19          (0.64)           0.01         0.13
NET ASSET VALUE, END OF PERIOD                             $10.10          $9.74          $9.55          $10.19       $10.18
---------------------------------------------------------------------------------------------------------------------------------

                                                                             143


OTHER INFORMATION ABOUT THE FUNDS

---------------------------------------------------------------------------------------------------------------------------------
     Total Return                                            7.70%          4.26%(e)      (2.83)%          4.52%        2.35%(e)
RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of period (000)                      $56,693        $65,160       $75,537         $91,687     $100,742
   Ratio of expenses to average net                          0.94%          0.95%(f)       1.00%           0.95%        0.56%(f)
   assets
   Ratio of net investment income to                         3.77%          3.95%(f)       3.57%           3.65%        4.22%(f)
   average net assets
   Ratio of expenses to average net                          1.23%          1.11%(f)       1.00%           0.95%        0.87%(f)
   assets*
   Portfolio Turnover**                                       123%            23%           64%            155%         253%
---------------------------------------------------------------------------------------------------------------------------------

*    During the period,  certain  fees were  reduced.  If such fee  reductions  had not  occurred,  the ratios  would have been as indicated.
**   Portfolio  turnover is calculated on the basis of the Fund as a whole  without  distinguishing  between the classes of shares issued.
+    Net investment income is based on average shares outstanding during the period.
(a)  Effective September 2, 1997, the Fund's existing shares, which were previously  unclassified,  were designated either Class A
     Shares or Class I Shares. For reporting  purposes,  past performance numbers (prior to September 2, 1997) are being reflected as Class A Shares.
(b)  Represents  total  return based on the activity of Class A Shares for the period from August 1, 1997 to September 1, 1997 and the activity of Class I Shares for the period from  September  2, 1997 to July 31, 1998.  Total return for the Class I Shares for the period from September 2, 1997 (commencement of operations) through July 31, 1998 was 5.40%.
(c)  For the period from January 1, 2000 through July 31, 2000. In conjunction with the  reorganization  of the AmSouth Funds, the
     Fund changed its fiscal year end July 31.
(d)  For the period from October 3, 1997 (commencement of operations) through December 31, 1997.
(e)  Not annualized.
(f)  Annualized.

144


OTHER INFORMATION ABOUT THE FUNDS

FINANCIAL HIGHLIGHTS, CLASS I SHARES                                                                     PRIME MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                    YEAR                       YEAR          YEAR          YEAR         YEAR
                                                    ENDED     YEAR ENDED      ENDED          ENDED         ENDED        ENDED
                                                   JULY 31     JULY 31,       JULY 31,      JULY 31,      JULY 31,     JULY 31,
                                                     2001        2001          2000          1999          1998         2001
                                                     ----        ----          ----          ----          ----         ----

NET ASSET VALUE, BEGINNING OF PERIOD                            $1.000       $1.000        $1.000         $1.000
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
   Net investment income                                         0.051        0.052         0.045          0.050
     Total from Investment Activities                                         0.051         0.052          0.045        0.049
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:
   Net investment income                                        (0.051)      (0.052)       (0.045)        (0.050)
     Total Distributions                                                     (0.051)       (0.052)        (0.045)      (0.049)
   Change in Net Asset Value                                      --           --            --             --
NET ASSET VALUE, END OF PERIOD                                  $1.000       $1.000        $1.000         $1.000
---------------------------------------------------------------------------------------------------------------------------------
     Total Return                                                              5.18%         5.31%          4.59%        5.00%

RATIOS/SUPPLEMENTAL DATA:
   Net Assets at end of period (000)                          $745,662     $731,762      $536,899       $479,974
   Ratio of expenses to average net assets                        0.63%        0.67%         0.68%          0.69%
   Ratio of net investment income to average
   net assets                                                     5.06%        5.24%         4.51%          4.98%
   Ratio of expenses to average net assets*                       0.84%        0.76%         0.69%          0.70%
---------------------------------------------------------------------------------------------------------------------------------



FINANCIAL HIGHLIGHTS, CLASS I SHARES                                                             U.S. TREASURY MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                    YEAR                       YEAR          YEAR
                                                    ENDED     YEAR ENDED      ENDED          ENDED      YEAR ENDED   YEAR ENDED
                                                  JULY 31,     JULY 31,      JULY 31,      JULY 31,      JULY 31,     JULY 31,
                                                    2002         2001          2000          1999          1998         2001
                                                    ----         ----          ----          ----          ----         ----

NET ASSET VALUE, BEGINNING OF PERIOD                            $1.000       $1.000        $1.000         $1.000
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
   Net Investment Income                                         0.048        0.048         0.041          0.047
---------------------------------------------------------------------------------------------------------------------------------
     Total from Investment Activities                                         0.048         0.048          0.041        0.046
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:
   Net investment income                                        (0.048)      (0.048)       (0.041)        (0.047)
---------------------------------------------------------------------------------------------------------------------------------
     Total Distributions                                                     (0.048)       (0.048)        (0.041)      (0.046)
---------------------------------------------------------------------------------------------------------------------------------
   Change in Net Asset Value                                    --           --            --             --
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                  $1.000       $1.000        $1.000         $1.000
---------------------------------------------------------------------------------------------------------------------------------
     Total Return                                                              4.87%         4.86%          4.16%        4.70%

RATIOS/SUPPLEMENTAL DATA:
   Net Assets at end of period (000)                          $199,416     $286,872      $320,847       $352,055
   Ratio of expenses to average net assets                        0.76%        0.73%         0.69%          0.70%
   Ratio of net investment income to average                      4.82%        4.74%         4.10%          4.67%
   net assets
   Ratio of expenses to average net assets*                       0.87%        0.77%         0.70%          0.70%
---------------------------------------------------------------------------------------------------------------------------------

                                                                             145


OTHER INFORMATION ABOUT THE FUNDS

*    During the period, certain fees were reduced/reimbursed.  If such fee  reductions/reimbursements had not occurred, the ratios would have been as indicated.
(a)  There were no fee reductions in this period.

146


OTHER INFORMATION ABOUT THE FUNDS

FINANCIAL HIGHLIGHTS, CLASS I SHARES                                                             TREASURY RESERVE MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                     YEAR                                   PERIOD
                                            YEAR        YEAR         PERIOD         ENDED         YEAR          YEAR         ENDED
                                            ENDED      ENDED          ENDED       DECEMBER       ENDED         ENDED       DECEMBER
                                          JULY 31,    JULY 31,      JULY 31,         31,      DECEMBER 31,  DECEMBER 31,      31,
                                            2002        2001         2000(A)        1999         1998          1997        1996(B)
                                            ----        ----         -------        ----         ----          ----        -------

NET ASSET VALUE, BEGINNING OF PERIOD                   $1.000        $1.000        $1.000       $1.000        1.000        $1.000
-----------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ACTIVITIES:
   Net investment income                                0.049         0.031         0.043        0.048        0.049         0.024
-----------------------------------------------------------------------------------------------------------------------------------
     Total  from Investment Activities                  0.049         0.031         0.043        0.048        0.049         0.024
-----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:
   Net investment income                               (0.049)       (0.031)       (0.043)      (0.048)      (0.049)       (0.024)
-----------------------------------------------------------------------------------------------------------------------------------
     Total Distributions                               (0.049)       (0.031)       (0.043)      (0.048)      (0.049)       (0.024)
-----------------------------------------------------------------------------------------------------------------------------------
   Change in Net Asset Value                             --           --              --            --           --         --
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                         $1.000        $1.000        $1.000       $1.000       $1.000        $1.000
-----------------------------------------------------------------------------------------------------------------------------------
     Total Return                                        5.06%        3.10%(c)      4.39%        4.93%        5.05%         2.43%(c)

RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of period (000)                 $266,738     $280,546      $341,803    $309,979       $14,175      $109,698
   Ratio of expenses to average net
   assets                                                0.62%        0.61%(d)      0.59%       0.53%         0.50%         0.52%(d)
   Ratio of net investment  income to
   average net assets                                    4.99%        5.24%(d)      4.31%       4.78%         4.94%         4.78%(d)
   Ratio of expenses to average net
   assets**                                              0.85%        0.76%(d)      0.60%        (e)          (e)           (e)
-----------------------------------------------------------------------------------------------------------------------------------



FINANCIAL HIGHLIGHTS, CLASS I SHARES                                                                   TAX-EXEMPT MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                             YEAR           YEAR           YEAR            YEAR          YEAR             YEAR
                                            ENDED          ENDED           ENDED           ENDED         ENDED            ENDED
                                           JULY 31,       JULY 31,        JULY 31,        JULY 31,      JULY 31,         JULY 31,
                                             2002           2001            2000            1999          1998             1997
                                             ----           ----            ----            ----          ----             ----

NET ASSET VALUE, BEGINNING OF PERIOD                       $0.998           $1.000         $1.000         $1.000         $1.000
-----------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ACTIVITIES:
   Net investment income                                    0.029            0.032          0.027          0.031          0.031
   Net realized and unrealized gains
   (losses)  from investments                             --*               (0.002)        --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
     Total from Investment Activities                       0.029            0.030          0.027          0.031          0.031
-----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:
   Net investment income                                   (0.029)          (0.032)        (0.027)        (0.031)        (0.031)
-----------------------------------------------------------------------------------------------------------------------------------
     Total Distributions                                   (0.029)          (0.032)        (0.027)        (0.031)        (0.031)
-----------------------------------------------------------------------------------------------------------------------------------
   Change in Net Asset Value                               --               (0.002)        --             --             --
-----------------------------------------------------------------------------------------------------------------------------------

147


OTHER INFORMATION ABOUT THE FUNDS

-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                             $0.998           $0.998         $1.000         $1.000         $1.000
-----------------------------------------------------------------------------------------------------------------------------------
     Total Return                                           2.98%            3.23%          2.76%          3.13%          3.15%

RATIOS/SUPPLEMENTAL DATA:
   Net Assets at end of period (000)                    $151,905         $141,874        $73,880        $62,084        $55,429
   Ratio of expenses to average net                         0.65%            0.59%          0.49%          0.50%          0.52%
   assets
   Ratio of net investment income to                        2.95%            3.28%          2.71%          3.07%          3.10%
   average net assets
   Ratio of expenses to average net                         0.86%            0.80%          0.73%          0.73%          0.72%
   assets**
-----------------------------------------------------------------------------------------------------------------------------------

*    Less than $0.0005.
**   During the period, certain fees were  reduced/reimbursed.  If such fee  reductions/reimbursements  had not occurred, the ratios would have been as indicated.
(a)  For the period from January 1, 2000 through July 31, 2000. In conjunction  with the  reorganization  of the AmSouth Funds,  the
     Fund changed its fiscal year end to July 31.
(b)  For the period from July 1, 1996 (commencement of operations) through December 31, 1996.
(c)  Not annualized.
(d)  Annualized.
(e)  There were no fee reductions in this period.

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                                                                             149

                      (This page intentionally left blank)

AMSOUTH FUNDS
3435 STELZER ROAD
COLUMBUS, OH  43219


FOR MORE INFORMATION ABOUT THE FUNDS, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

ANNUAL/SEMI-ANNUAL REPORTS (REPORTS):

The Funds' annual and semi-annual reports to shareholders contain additional information on the Funds' investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Funds, including their operational and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

You can get free copies of Reports and the SAI, prospectuses of other members of the AmSouth Funds family, or request other information and discuss your questions about the Funds by contacting a broker or bank that sells the Funds. Or contact the Funds at:

                  AMSOUTH FUNDS
                  3435 STELZER ROAD
                  COLUMBUS, OHIO 43219
                  TELEPHONE: 1-800-451-8382
                  INTERNET: HTTP://WWW.AMSOUTHFUNDS.COM
                  ---------------------------------------

You can review the Funds' reports and SAIs at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

      o For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or by calling 1-202-942-8090, or by electronic request, by emailing the SEC at the following address: publicinfo@sec.gov.
      o    Free from the Commission's Website at http://www.sec.gov.

Investment Company Act file no. 811-5551.                             ASO120101T

                                   PROSPECTUS


                               MONEY MARKET FUNDS

                                 CLASS A SHARES
                                 CLASS B SHARES

                              INSTITUTIONAL SHARES


                                DECEMBER 1, 2002










                              [AMSOUTH FUNDS LOGO]





--------------------------------------------------------------------------------
As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these Fund shares or determined whether this prospectus is truthful or complete. Anyone who tells you otherwise is committing a crime.
--------------------------------------------------------------------------------

AMSOUTH FUNDS                TABLE OF CONTENTS

                  [LOGO] RISK/RETURN SUMMARY AND FUND EXPENSES
--------------------------------------------------------------------------------
CAREFULLY REVIEW THIS IMPORTANT            Overview
 WHICH SUMMARIZE
FUND'S INVESTMENTS, RISKS, PAST            MONEY MARKET FUNDS
PERFORMANCE, AND FEES.                     Prime Money Market Fund
                                           U.S. Treasury Money Market Fund
                                           Tax-Exempt Money Market Fund
                                           Treasury Reserve Money Market Fund
                                           Institutional Prime Obligations Money
                                             Market Fund

                [LOGO] ADDITIONAL INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------
REVIEW THIS SECTION FOR                    Applicable to All Funds
INFORMATION ON INVESTMENT
STRATEGIES AND THEIR RISKS.

                             [LOGO] FUND MANAGEMENT
--------------------------------------------------------------------------------
REVIEW THIS SECTION FOR DETAILS ON         The Investment Advisor
THE PEOPLE AND ORGANIZATIONS WHO           The Distributor and Administrator
OVERSEE THE FUNDS.

                         [LOGO] SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------
REVIEW THIS SECTION FOR DETAILS ON HOW     Choosing a Share Class
SHARES ARE VALUED, HOW TO PURCHASE,        Pricing of Fund Shares
SELL AND EXCHANGE SHARES, RELATED          Purchasing and Adding to Your Shares
CHARGES AND PAYMENTS OF                    Selling Your Shares
DIVIDENDS AND DISTRIBUTIONS.               General Policies on Selling Shares
                                           Distribution Arrangements/Sales
                                             Charges
                                           Distribution and Service (12b-1)
                                             Fees and Shareholder Servicing Fees
                                           Exchanging Your Shares
                                           Dividends, Distributions and Taxes

                    [LOGO] OTHER INFORMATION ABOUT THE FUNDS
--------------------------------------------------------------------------------
                              Financial Highlights

[ICON]    RISK/RETURN SUMMARY AND FUND EXPENSES                         OVERVIEW



THE FUNDS                          AmSouth  Funds is a mutual  fund  family that
                                   offers   different   classes   of  shares  in
                                   separate investment portfolios ("Funds"). The
                                   Funds have  individual  investment  goals and
                                   strategies.   This   prospectus   gives   you
                                   important   information  about  the  Class  A
                                   Shares and Class B Shares of the Retail Money
                                   Market  Funds and the  Institutional  Class 1
                                   Shares,     formerly    Class    I    Shares,
                                   Institutional Class 2 Shares,  formerly Class
                                   II Shares, and Institutional  Class 3 Shares,
                                   formerly    Class   III   Shares,    of   the
                                   Institutional  Money  Market Fund (the Retail
                                   Money  Market Funds and  Institutional  Money
                                   Market  Fund  are   collectively  the  "Money
                                   Market Funds") that you should know before investing. The Retail Money Market Funds also offer an additional class of shares called
                                   Class I Shares, formerly Trust Shares, which is offered in a separate prospectus. Please read this prospectus and keep it for future reference.


                                   Each of the Funds in this prospectus is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities like stocks and bonds. Before you look at specific Funds, you should know a few general basics about investing in mutual funds.

                                   ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, AS WITH OTHER INVESTMENTS, YOU COULD LOSE MONEY ON YOUR INVESTMENT IN A FUND. YOUR INVESTMENT IN A FUND IS NOT A DEPOSIT OR AN OBLIGATION OF AMSOUTH BANK, ITS AFFILIATES, OR ANY BANK. IT IS NOT INSURED BY THE FDIC OR ANY GOVERNMENT AGENCY.

                                   Each Fund has its own investment goal and strategies for reaching that goal. However, it cannot be guaranteed that a Fund will achieve its goal. Before investing, make sure that the Fund's goal matches your own.

                                   The portfolio manager invests each Fund's assets in a way that the manager believes will help the Fund achieve its goal. A manager's judgments about the stock markets, economy and companies, or selecting investments may cause a Fund to underperform other funds with similar objectives.

RISK/RETURN SUMMARY AND FUND EXPENSES                                   OVERVIEW

                                   MONEY MARKET FUNDS

                                   These Funds seek current income with liquidity and stability of principal by investing primarily in short-term debt securities. The Funds seek to maintain a stable price of $1.00 per share.

WHO MAY WANT TO INVEST             Consider investing in these Funds if you are:

                                     o  seeking preservation of capital

                                     o  investing short-term reserves

                                     o  willing   to  accept   lower   potential
                                        returns in exchange for a higher degree of safety

                                     o  in  the  case  of the  Tax-Exempt  Money
                                        Market Fund, seeking Federal tax-exempt income

                                   These Funds may not be appropriate if you are:

                                     o  seeking high total return

                                     o pursuing a long-term goal or investing for retirement

RISK/RETURN SUMMARY AND FUND EXPENSES                          AMSOUTH PRIME
                                                               MONEY MARKET FUND

                                   RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE               The Fund seeks current  income with liquidity
                                   and stability of principal.

PRINCIPAL INVESTMENT STRATEGIES    The    Fund     invests    only    in    U.S.
                                   dollar-denominated, "high-quality" short-term debt securities, including the following:

                                     o  obligations  issued or guaranteed by the
                                        U.S.   government,   its   agencies   or
                                        instrumentalities

                                     o  certificates of deposit,  time deposits,
                                        bankers'     acceptances    and    other
                                        short-term securities issued by domestic or foreign banks or their subsidiaries or branches

                                     o  domestic  and foreign  commercial  paper
                                        and  other  short-term   corporate  debt
                                        obligations,    including   those   with
                                        floating or variable rates of interest

                                     o obligations issued or guaranteed by one or more foreign governments or their agencies or instrumentalities, including obligations of supranational entities

                                     o  asset-backed securities

                                     o repurchase agreements collateralized by the types of securities listed above

                                   "High-quality" debt securities are those obligations which, at the time of purchase,
                                   (i) possess the highest short-term rating from at least two nationally recognized statistical rating organizations (an "NRSRO") (for example, commercial paper rated "A-1" by Standard & Poor's Corporation and "P-1" by Moody's Investors Service, Inc.) or one NRSRO if only rated by one NRSRO or (ii) if unrated, are determined by the portfolio manager to be of comparable quality.

                                   When selecting securities for the Fund's portfolio, the portfolio manager first considers safety of principal and the quality of an investment. The portfolio manager then focuses on generating a high-level of income. The portfolio manager generally evaluates investments based on interest rate sensitivity selecting those securities whose maturities fit the Fund's interest rate sensitivity target and which the portfolio manager believes to be the best relative values.

                                   The Fund will maintain an average weighted portfolio maturity of 90 days or less and will limit the maturity of each security in its portfolio to 397 days or less.


                                   For a more complete description of the securities in which the Fund may invest, please see the Additional Investment Strategies and Risks on page __ or consult the SAI.


PRINCIPAL INVESTMENT RISKS         Your investment in the Fund may be subject to
                                   the following principal risks:

                                   INTEREST RATE RISK: The possibility that the value of the Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decrease in interest rates.

                                   CREDIT RISK: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds. The lower a security's rating, the greater its credit risk.


                                   For  more  information   about  these  risks,
                                   please   see   the   Additional    Investment
                                   Strategies and Risks on page __.


                                   AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF AMSOUTH BANK, ITS AFFILIATES, OR ANY BANK, AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

RISK/RETURN SUMMARY AND FUND EXPENSES                          AMSOUTH PRIME
                                                               MONEY MARKET FUND

The bar chart and table on this page show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance over ten years to demonstrate that the Fund's value varied at different times. The table below it shows the Fund's performance over time. Of course, past performance does not indicate how the Fund will perform in the future.



                             PERFORMANCE BAR CHART AND TABLE
                             YEAR-BY-YEAR TOTAL RETURNS AS OF
                             12/31 FOR CLASS A SHARES(1), (2)

                                        [BAR GRAPH]
                1992                                                    3.39%
                1993                                                    2.61%
                1994                                                    3.72%
                1995                                                    5.50%
                1996                                                    4.84%
                1997                                                    4.98%
                1998                                                    4.88%
                1999                                                    4.49%
                2000                                                    5.73%
                2001                                                        %
                ----------------------------------------------------------------
                The Fund's total return from 1/1/02 to 9/30/02 was _____%.
                ----------------------------------------------------------------


The returns for Class B Shares will differ from the Class A Shares returns shown on the bar chart because of differences in the expenses of each class. The table below assumes that Class B shareholders redeem all of their Fund shares at the end of the period indicated.


                            Best quarter:            %
                            Worst quarter:           %
                            ----------------------------------------------------

                                       AVERAGE ANNUAL TOTAL RETURNS
                                       (for the periods ending
                                       December 31, 2001)(1)

                                       -----------------------------------------

                                                       1             5           10          Since Inception
                                                      Year         Years        Years           (8/8/88)
                                                  ----------------------------------------------------------
CLASS A SHARES(2)
                                                  ----------------------------------------------------------
CLASS B SHARES(3) (with applicable
Contingent Deferred Sales Charge)
------------------------------------------------------------------------------------------------------------

(1) Both charts assume reinvestment of dividends and distributions.


(2) Performance for the Class A Shares, which commenced operations on 4/1/96, is based on the historical performance of the Class I Shares prior to that date.

(3) Class B Shares commenced operations on June 15, 1998.


As of December 31, 2001, the Fund's 7-day yield for Class A Shares and Class B Shares was _____% and _____%, respectively. Without fee waivers and expense reimbursements, the Fund's yield would have been _____% for Class A Shares and ____% for Class B Shares, for this time period. For current yield information on the Fund, call 1-800-451-8382. The Fund's yield appears in THE WALL STREET JOURNAL each Thursday.

RISK/RETURN SUMMARY AND FUND EXPENSES                          AMSOUTH PRIME
                                                               MONEY MARKET FUND

As an investor in the Prime Money Market Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

CONTINGENT DEFERRED SALES CHARGE

Some Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge.



                                                          FEES AND EXPENSES

                       SHAREHOLDER TRANSACTION EXPENSES                       CLASS A SHARES  CLASS B SHARES
                       (EXPENSES PAID BY YOU DIRECTLY)(1)
                       Maximum Sales Charge (Load) on Purchases                   None            None
                       --------------------------------------------------------------------------------------
                       Maximum Deferred Sales Charge (Load)                       None           5.00%(2)
                       --------------------------------------------------------------------------------------
                       Redemption Fee(3)                                         2.00%           2.00%

                       ANNUAL FUND OPERATING EXPENSES                         CLASS A SHARES  CLASS B SHARES
                       (FEES PAID FROM FUND ASSETS)

                       Management Fee                                            0.40%           0.40%
                       --------------------------------------------------------------------------------------
                       Distribution and/or Service (12b-1) Fee                   0.00%           0.75%
                       --------------------------------------------------------------------------------------
                       Other Expenses(4)
                       --------------------------------------------------------------------------------------
                       Total Fund Operating Expenses(4)
                       --------------------------------------------------------------------------------------

(1) AmSouth Bank or other financial institutions may charge their customer's account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) For former Class B Shares acquired in the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC as follows: 4%, 3%, 3%, 2%, 2%, 1%, 0%. For all other Class B Shares held continuously, the CDSC declines over a six-year period as follows: 5%, 4%, 3%, 3%, 2%, 1% to 0% in the seventh and eighth years. Approximately eight years after purchase (seven years in the case of Shares acquired in the ISG combination), Class B Shares automatically convert to Class A Shares.


(3) A redemption fee of 2.00% will be charged on sales or exchanges of Class A Shares and Class B Shares made within 30 days of the date of purchase. See "Redemption Fee." A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

(4) Other expenses are being limited to ___% for Class A Shares and ___% for Class B Shares. Total expenses after fee waivers and expense reimbursements for Class A Shares are ____% and for Class B Shares are ____%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.


Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

    o  $10,000 investment

    o  5% annual return

    o  redemption at the end of each time period

    o  no changes in the Fund's operating expenses



                                                                 EXPENSE EXAMPLE

                                                                    1            3            5        10
                                                                 Year        Years        Years       Years
                                   CLASS A SHARES
                                   ----------------------------------------------------------------------------
                                   CLASS B SHARES

                                   Assuming redemption

                                   Assuming no redemption
                                   ----------------------------------------------------------------------------

Because actual returns and operating expenses will be different, this example is for comparison only.

RISK/RETURN SUMMARY AND FUND EXPENSES                      AMSOUTH U.S. TREASURY
                                                               MONEY MARKET FUND

                                   RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE               The Fund seeks current  income with liquidity
                                   and stability of principal.

PRINCIPAL INVESTMENT STRATEGIES    To  pursue  this  goal,   the  Fund   invests
                                   primarily   in   short-term   U.S.    dollar-
                                   denominated  obligations  issued  by the U.S.
                                   Treasury ("U.S. Treasury Securities") and repurchase agreements collateralized by U.S.
                                   Treasury Securities.

                                   The Fund invests based on considerations of safety of principal and liquidity, which means that the Fund may not necessarily invest in securities paying the highest available yield at a particular time. The
                                   Fund will attempt to increase its yield by trading to take advantage of short-term market variations. The portfolio manager generally evaluates investments based on interest rate sensitivity.

                                   The Fund will maintain an average weighted portfolio maturity of 90 days or less and will limit the maturity of each security in its portfolio to 397 days or less.

                                   For a more complete description of the securities in which the Fund may invest, please see the Additional Investment Strategies and Risks on page __ or consult the SAI


PRINCIPAL INVESTMENT RISKS         Your investment in the Fund may be subject to
                                   the following principal risks:

                                   INTEREST RATE RISK: The possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates.

                                   For  more  information   about  these  risks,
                                   please   see   the   Additional    Investment
                                   Strategies and Risks on page __.


                                   AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF AMSOUTH BANK, ITS AFFILIATES, OR ANY BANK, AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

RISK/RETURN SUMMARY AND FUND EXPENSES                      AMSOUTH U.S. TREASURY
                                                               MONEY MARKET FUND

The bar chart and table on this page show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below it shows the Fund's performance over time. Of course, past performance does not indicate how the Fund will perform in the future.


                             PERFORMANCE BAR CHART AND TABLE
                             YEAR-BY-YEAR TOTAL RETURNS AS OF
                             12/31 FOR CLASS A SHARES(1), (2)

                                        [BAR GRAPH]
                1992                                                    3.32%
                1993                                                    2.54%
                1994                                                    3.55%
                1995                                                    5.30%
                1996                                                    4.62%
                1997                                                    4.65%
                1998                                                    4.50%
                1999                                                    4.06%
                2000                                                    5.72%
                2001                                                        %
                ----------------------------------------------------------------
                The Fund's total return from 1/1/02 to 9/30/02 was -----%.
                ----------------------------------------------------------------


                            Best quarter:
                            Worst quarter:
                            ----------------------------------------------------

                                       AVERAGE ANNUAL TOTAL RETURNS
                                       (for the periods ending
                                       December 31, 2001)(1)
                                       -----------------------------------------

                                                          1          5           10          Since Inception
                                                         Year      Years        Years           (9/8/88)
                                                     --------------------------------------------------------
CLASS A SHARES(2)                                          %            %            %                 %
-------------------------------------------------------------------------------------------------------------

(1) Both charts assume reinvestment of dividends and distributions.

(2) Performance for the Class A Shares, which commenced operations on 4/1/96, is based on the historical performance of the Class I Shares prior to that date.


As of December 31, 2001, the Fund's 7-day yield for Class A Shares was ____%. Without fee waivers and expense reimbursements, the Fund's yield would have been ____% for Class A Shares for this time period. For current yield information on the Fund, call 1-800-451-8382. The Fund's yield appears in THE WALL STREET JOURNAL each Thursday.

RISK/RETURN SUMMARY AND FUND EXPENSES                      AMSOUTH U.S. TREASURY
                                                               MONEY MARKET FUND

As an  investor  in the  U.S.  Treasury  Money  Market  Fund,  you  will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.


                                                          FEES AND EXPENSES

                       SHAREHOLDER TRANSACTION EXPENSES                       CLASS A SHARES
                       (EXPENSES PAID BY YOU DIRECTLY)(1)
                       Maximum Sales Charge (Load) On Purchases                   None
                       -----------------------------------------------------------------------
                       Maximum Deferred Sales Charge (Load)                       None
                       -----------------------------------------------------------------------
                       Redemption Fee(2)                                         2.00%

                       ANNUAL FUND OPERATING EXPENSES                         CLASS A SHARES
                       (FEES PAID FROM FUND ASSETS)

                       Management Fee                                            0.40%
                       -----------------------------------------------------------------------
                       Distribution and/or Service (12b-1) Fee                   0.00%
                       -----------------------------------------------------------------------
                       Other Expenses(3)
                       -----------------------------------------------------------------------
                           Total Fund Operating Expenses(3)
                       -----------------------------------------------------------------------

(1) AmSouth Bank may charge your account fees for automatic investment and other cash management services provided in connection with investment in the Funds.


(2) A redemption fee of 2.00% will be charged on sales or exchanges of Class A Shares made within 30 days of the date of purchase. See "Redemption Fee." A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

(3) Other expenses are being limited to ____% for Class A Shares. Total expenses after fee waivers and expense reimbursements for Class A Shares are ____%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.



Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

  o  $10,000 investment

  o  5% annual return

  o  redemption at the end of each time period

  o  no changes in the Fund's operating expenses

Because actual returns and operating expenses will be different, this example is for comparison only.

                                                                 EXPENSE EXAMPLE

                                                                   1           3            5          10
                                                                 Year        Years        Years       Years
                                   CLASS A SHARES
                                   ----------------------------------------------------------------------------

RISK/RETURN SUMMARY AND FUND EXPENSES                   AMSOUTH TREASURY RESERVE
                                                               MONEY MARKET FUND

                                   RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE               The Fund  seeks  as high a level  of  current
                                   interest  income  exempt from federal  income
                                   taxes as is consistent with the  preservation
                                   of  capital   and   relative   stability   of
                                   principal.

PRINCIPAL INVESTMENT STRATEGIES    The  Fund  invests  primarily  in  short-term
                                   municipal securities that provide income that
                                   is exempt  from  federal  income  tax and not
                                   subject to the  federal  alternative  minimum
                                   tax  for  individuals.  Short-term  municipal
                                   securities  are  debt  obligations,  such  as
                                   bonds   and   notes,    issued   by   states,
                                   territories  and  possessions  of the  United
                                   States  and  their  political   subdivisions,
                                   agencies   and    instrumentalities    which,
                                   generally have remaining maturities of one year or less. Municipal securities purchased by the Fund may include rated and unrated variable and floating rate tax-exempt notes which may have a stated maturity in excess of one year but which will be subject to a demand feature permitting the Fund to demand payment within a year. The Fund may also invest up to 10% of its total assets in the securities of money market mutual funds which invest primarily in obligations exempt from federal income tax.

                                   When selecting securities for the Fund's portfolio, the manager first considers safety of principal and the quality of an investment. The portfolio manager then focuses on generating a high-level of income. The portfolio manager generally evaluates investments based on interest rate sensitivity selecting those securities whose maturities fit the Fund's interest rate sensitivity target and which the portfolio manager believes to be the best relative values.

                                   The Fund will maintain an average weighted portfolio maturity of 90 days or less and will limit the maturity of each security in its portfolio to 397 days or less.

                                   The Fund may also invest in certain other short-term debt securities in addition to those described above. For a more complete description of the various securities in which the Fund may invest, please see the Additional Investment Strategies and Risks on page __ or consult the SAI.


PRINCIPAL INVESTMENT RISKS         Your investment in the Fund may be subject to
                                   the following principal risks:

                                   INTEREST RATE RISK: The possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates.

                                   CREDIT RISK: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds. The lower a security's rating, the greater its credit risk.

                                   TAX RISK. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

                                   For  more  information   about  these  risks,
                                   please   see   the   Additional    Investment
                                   Strategies   and   Risks  on  page   __.

                                   RISK/RETURN SUMMARY

                                   AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF AMSOUTH BANK, ITS AFFILIATES, OR ANY BANK, AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

RISK/RETURN SUMMARY AND FUND EXPENSES                         AMSOUTH TAX-EXEMPT
                                                               MONEY MARKET FUND

The bar chart and table on this page show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below it shows the Fund's performance over time. Of course, past performance does not indicate how the Fund will perform in the future.


                             PERFORMANCE  BAR CHART AND TABLE
                             YEAR-BY-YEAR TOTAL RETURNS AS OF
                             12/31 FOR CLASS A SHARES(1), (2)

                                        [BAR GRAPH]

                1992                                                    2.59%
                1993                                                    1.92%
                1994                                                    2.33%
                1995                                                    3.44%
                1996                                                    2.95%
                1997                                                    3.10%
                1998                                                    2.89%
                1999                                                    2.72%
                2000                                                    3.35%
                2001                                                        %
                ----------------------------------------------------------------
                The Fund's total return from 1/1/02 to 9/30/02 was -----%.
                ----------------------------------------------------------------

                            Best quarter:
                            Worst quarter:
                            ----------------------------------------------------

                                       AVERAGE ANNUAL TOTAL RETURNS
                                       (for the periods ending
                                       December 31, 2001)(1)
                                       -----------------------------------------

                                                       1             5           10          Since Inception
                                                      Year         Years        Years           (6/27/90)
                                                  --------------------------------------------------------------
CLASS A SHARES(2)                                          %            %            %                 %
----------------------------------------------------------------------------------------------------------------

(1) Both charts assume reinvestment of dividends and distributions.


(2) Performance for the Class A Shares, which commenced operations on 4/1/96, is based on the historical performance of the Class I Shares prior to that date.

As of December 31, 2001, the Fund's 7-day yield for Class A Shares was ____%. Without fee waivers and expense reimbursements, the Fund's yield would have been ____% for this time period. For current yield information on the Fund, call 1-800-451-8382. The Fund's yield appears in THE WALL STREET JOURNAL each Thursday.

RISK/RETURN SUMMARY AND FUND EXPENSES                         AMSOUTH TAX-EXEMPT
                                                               MONEY MARKET FUND

As an investor in the Tax-Exempt Money Market Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.




                                                          FEES AND EXPENSES

                       SHAREHOLDER TRANSACTION EXPENSES                       CLASS A SHARES
                       (EXPENSES PAID BY YOU DIRECTLY)(1)
                       Maximum Sales Charge (Load) on Purchases                   None
                       ----------------------------------------------------------------------
                       Maximum Deferred Sales Charge (Load)                       None
                       ----------------------------------------------------------------------
                       Redemption Fee(2)                                         2.00%

                       ANNUAL FUND OPERATING                                  CLASS A SHARES
                       EXPENSES (FEES PAID FROM
                       FUND ASSETS)

                       Management Fee                                           0.40%
                       ----------------------------------------------------------------------
                       Distribution and/or Service (12b-1) Fee                  0.00%
                       ----------------------------------------------------------------------
                       Other Expenses(3)
                       ----------------------------------------------------------------------
                       Total Fund Operating Expenses(2)
                       ----------------------------------------------------------------------



(1) AmSouth Bank or other financial institutions may charge their customer's account fees for automatic investment and other cash management services provided in connection with investment in the Funds.


(2) A redemption fee of 2.00% will be charged on sales or exchanges of Class A Shares made within 30 days of the date of Purchase. See "Redemption Fee." A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

(3) Other expenses are being limited to ____% for Class A Shares. Total expenses after fee waivers and expense reimbursements for Class A Shares are ____%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.


Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

  o  $10,000 investment

  o  5% annual return

  o  redemption at the end of each time period

  o  no changes in the Fund's operating expenses

Because actual returns and operating expenses will be different, this example is for comparison only.


                                                                 EXPENSE EXAMPLE

                                                                   1           3            5          10
                                                                 Year        Years        Years       Years
                                   CLASS A SHARES
                                   ------------------------- ------------ ----------- ------------ ------------

RISK/RETURN SUMMARY AND FUND EXPENSES                         AMSOUTH TAX-EXEMPT
                                                               MONEY MARKET FUND

                                   RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE               The Fund seeks to provide  investors  with as
                                   high  a  level  of   current   income  as  is
                                   consistent with the preservation of capital and the maintenance of liquidity.

PRINCIPAL INVESTMENT STRATEGIES    The Fund invests  primarily in U.S.  Treasury
                                   securities  and   repurchase   agreements  in
                                   respect  thereof.  The Fund may  invest up to
                                   20%  of  its   assets  in  other   securities
                                   guaranteed  as to  payment of  principal  and
                                   interest   by   the   U.S.   Government   and
                                   repurchase agreements in respect thereof.

                                   The income from the Fund's investment in direct obligations of the United States is exempt from state and local, but not Federal, income taxes. Dividends and distributions attributable to income from repurchase agreements may be subject to Federal, state and local taxes.

                                   The Fund invests based on considerations of safety of principal and liquidity, which means that the Fund may not necessarily invest in securities paying the highest available yield at a particular time. The
                                   Fund will attempt to increase its yield by trading to take advantage of short-term market variations. The portfolio manager generally evaluates investments based on interest rate sensitivity.

                                   For a more complete description of the securities in which the Fund may invest, please see Additional Investment Strategies and Risks on page __ or consult the SAI.


PRINCIPAL INVESTMENT RISKS         Your investment in the Fund may be subject to
                                   the following principal risks:

                                   INTEREST RATE RISK: The possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates.

                                   A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to timely payment of interest and principal when held to maturity. Neither the market value of such securities nor the Fund's share price is guaranteed.

                                   For  more  information   about  these  risks,
                                   please   see   the   Additional    Investment
                                   Strategies and Risks on page __.


                                   AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF AMSOUTH BANK, ITS AFFILIATES, OR ANY BANK, AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENTS AT $1 PER
                                   SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

RISK/RETURN SUMMARY AND FUND EXPENSES                   AMSOUTH TREASURY RESERVE
                                                               MONEY MARKET FUND

The bar chart and table on this page show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below it shows the Fund's performance over time. Of course, past performance does not indicate how the Fund will perform in the future.


                             PERFORMANCE BAR CHART AND TABLE
                             YEAR-BY-YEAR TOTAL RETURNS AS OF
                             12/31 FOR CLASS A SHARES(1), (2)

                                        [BAR GRAPH]
                1993                                                    2.06%
                1994                                                    4.05%
                1995                                                    5.41%
                1996                                                    4.78%
                1997                                                    4.78%
                1998                                                    4.68%
                1999                                                    4.38%
                2000                                                    5.54%
                2001                                                        %
                ----------------------------------------------------------------
                The Fund's total return from 1/1/02 to 9/30/02 was ____%.
                ----------------------------------------------------------------

                            Best quarter:
                            Worst quarter:
                            ----------------------------------------------------

                                       AVERAGE ANNUAL TOTAL RETURNS
                                       (for the periods ending
                                       December 31, 2001)(1)
                                       -----------------------------------------

                                                        1            5         Since Inception
                                                      Year         Years          10/1/92*
                                                  -----------------------------------------------
CLASS A SHARES
-------------------------------------------------------------------------------------------------

(1) Both charts assume reinvestment of dividends and distributions.


As of December 31, 2001, the Fund's 7-day yield for Class A Shares was _____%. Without fee waivers and expense reimbursements, the Fund's yield would have been _____% for Class A Shares for this time period. For current yield information on the Fund, call 1-800-451-8382. The Fund's yield appears in THE WALL STREET JOURNAL each Thursday.


* The Treasury Reserve Money Market Fund commenced operations on 3/29/94 through a transfer of assets from collective trust fund accounts managed by the Advisor, using materially equivalent investment objectives, policies and methodologies as the Fund. The quoted performance of the Fund includes the performance of these trust accounts for periods prior to the Fund's commencement of operations, as adjusted to reflect the expenses associated with the Fund. The trust accounts were not registered with the SEC and were not subject to the investment restrictions imposed by law on registered mutual funds. If these trust accounts had been registered, their returns may have been lower.

RISK/RETURN SUMMARY AND FUND EXPENSES                   AMSOUTH TREASURY RESERVE
                                                               MONEY MARKET FUND

As an investor in the AmSouth Treasury Reserve Money Market Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.



                                                          FEES AND EXPENSES

                       SHAREHOLDER TRANSACTION                                CLASS A SHARES
                       EXPENSES (EXPENSES PAID
                       BY YOU DIRECTLY)(1)
                       Maximum Sales Charge (Load) on Purchases                   None
                       -----------------------------------------------------------------------
                       Maximum Deferred Sales Charge (Load)                       None
                       -----------------------------------------------------------------------
                       Redemption Fee(2)                                         2.00%

                       ANNUAL FUND OPERATING                                  CLASS A SHARES
                       EXPENSES (FEES PAID FROM
                       FUND ASSETS)

                       Management Fee                                            0.40%
                       -----------------------------------------------------------------------
                       Distribution and/or Service (12b-1) Fee                   0.00%
                       -----------------------------------------------------------------------
                       Other Expenses(3)
                       -----------------------------------------------------------------------
                       Total Fund Operating Expenses(3)
                       -----------------------------------------------------------------------

(1) AmSouth Bank or other financial institutions may change their customer account fees for automatic investment and other case management services provided in connection with investment in the Funds.


(2) A redemption fee of 2.00% will be charged on sales or exchanges of Class A Shares made within 30 days of the date of purchase. See "Redemption Fee." A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

(3) Other expenses are being limited to ____% for Class A Shares. Total expenses after fee waivers and expense reimbursements for Class A Shares are ____%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.



Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

  o  $10,000 investment

  o  5% annual return

  o  redemption at the end of each time period

  o  no changes in the Fund's operating expenses

Because actual returns and operating expenses will be different, this example is for comparison only.


                                                                 EXPENSE EXAMPLE

                                                                  1            3            5          10
                                                                 Year        Years        Years       Years
                                   CLASS A SHARES
                                   ------------------------------------------------------------------------

RISK/RETURN SUMMARY AND FUND EXPENSES                AMSOUTH INSTITUTIONAL PRIME
                                                   OBLIGATIONS MONEY MARKET FUND


                                   RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE               The Fund seeks current  income with liquidity
                                   and stability of principal.

PRINCIPAL INVESTMENT STRATEGIES    The  Fund  invests   only  in  U.S.   dollar-
                                   denominated, "high-quality" short-term debt securities, including the following:

                                     o  Obligation  issued or  guaranteed by the
                                        U.S.   government,   its   agencies   or
                                        instrumentalities

                                     o  Certificates of deposit,  time deposits,
                                        banker's     acceptances    and    other
                                        short-term securities issued by domestic or foreign banks or their subsidiaries or branches

                                     o  Domestic  and foreign  commercial  paper
                                        and  other  short-term   corporate  debt
                                        obligations,    including   those   with
                                        floating or variable rates of interest

                                     o Obligations issued or guaranteed by one or more foreign governments or their agencies or instrumentalities including obligations of supranational entities

                                     o  Asset-backed securities

                                     o Repurchase agreements collateralized by the types of securities listed above


                                   "High-quality" debt securities are those obligations which, at the time of purchase,
                                   (i) possess the highest short-term rating from at least two nationally recognized statistical rating organizations (an "NRSRO") (for example, commercial paper rated "A-1" by Standard & Poor's Corporation and "P-1" by Moody's Investors Service, Inc.) or one NRSRO if only rated by one NRSRO or (ii) if unrated, are determined by the portfolio manager to be of comparable quality.

                                   When selecting securities for the Fund's portfolio, the portfolio manager first considers safety of principal and the quality of an investment. The manager then focuses on generating a high-level of income. The manager generally evaluates investments based on interest rate sensitivity selecting those securities whose maturities fit the Fund's interest rate sensitivity target and which the manager believes to be the best relative values.

                                   The Fund will maintain an average weighted portfolio maturity of 90 days or less and will limit the maturity of each security in its portfolio to 397 days or less.


                                   For a more complete description of the securities in which the Fund may invest, please see the Additional Investment Strategies and Risks on page __ or consult the Statement of Additional Information ("SAI").


PRINCIPAL INVESTMENT RISKS         Your investment in the Fund may be subject to
                                   the following principal risks:

                                   INTEREST RATE RISK: The possibility that the value of the Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decrease in interest rates.

                                   CREDIT RISK: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds. The lower a security's rating, the greater its credit risk.

                                   For  more  information   about  these  risks,
                                   please   see   the   Additional    Investment
                                   Strategies and Risks on page __.


                                   AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF AMSOUTH BANK, ITS AFFILIATES, OR ANY BANK, AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

RISK/RETURN SUMMARY AND FUND EXPENSES                AMSOUTH INSTITUTIONAL PRIME
                                                   OBLIGATIONS MONEY MARKET FUND


The bar chart and table on this page show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance over ten years to demonstrate that the Fund's value varied at different times. The table below it shows the Fund's performance over time. Of course, past performance does not indicate how the Fund will perform in the future.


                             PERFORMANCE BAR CHART AND TABLE
                             YEAR-BY-YEAR TOTAL RETURNS AS OF
                             12/31 FOR CLASS A SHARES(1), (2)

                                        [BAR GRAPH]
                1999                                                    5.07%
                2000                                                    6.33%
                2001                                                        %
                ----------------------------------------------------------------
                The Fund's total return from 1/1/02 to 9/30/02 was ____%.

The returns for Institutional Class 2 Shares and Institutional Class 3 Shares will differ from the Institutional Class 1 Shares returns shown on the bar chart because of differences in the expenses of each class.

                            Best quarter:
                            Worst quarter:
                            ----------------------------------------------------

                                       AVERAGE ANNUAL TOTAL RETURNS
                                       (for the periods ending
                                       December 31, 2001)(1)
                                       -----------------------------------------

                                                1               Since Inception
                                              Year                (9/15/98)
                                    --------------------------------------------

INSTITUTIONAL CLASS 1 SHARES        --------------------------------------------
INSTITUTIONAL CLASS 2 SHARES(2)     --------------------------------------------
INSTITUTIONAL CLASS 3 SHARES(2)     --------------------------------------------
--------------------------------------------------------------------------------

(1) Both charts assume reinvestment of dividends and distributions.



(2) Performance for the Institutional Class 2 and Institutional Class 3 Shares, which commenced operations on 2/19/99 and 2/22/99, respectively, are based on the historical performance of the Institutional Class 1 Shares prior to that date.

As of December 31, 2001, the Fund's 7-day yield for Institutional Class 1, Institutional Class 2 and Institutional Class 3 Shares was ____%, ____% and ____%, respectively. Without fee waivers and expense reimbursements, the Fund's yield would have been ____%, ____% and ____%, respectively, for this time period. For current yield information on the Fund, call 1-800-451-8382. The Fund's yield appears in THE WALL STREET JOURNAL each Thursday.

RISK/RETURN SUMMARY AND FUND EXPENSES                AMSOUTH INSTITUTIONAL PRIME
                                                   OBLIGATIONS MONEY MARKET FUND


As an investor in the Institutional Prime Obligations Money Market Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

                                                          FEES AND EXPENSES

                     SHAREHOLDER TRANSACTION                      INSTITUTIONAL    INSTITUTIONAL     INSTITUTIONAL
                     EXPENSES (EXPENSES PAID BY                  CLASS 1 SHARES    CLASS 2 SHARES    CLASS 3 SHARES
                     YOU DIRECTLY)(1)
                     Maximum Sales Charge (Load) on Purchases         None              None            None
                     -----------------------------------------------------------------------------------------------
                     Maximum Deferred Sales Charge (Load)             None              None            None
                     -----------------------------------------------------------------------------------------------
                     Redemption Fee(3)                               0.00%             0.00%           0.00%

                     ANNUAL FUND OPERATING                         INSTITUTIONAL    INSTITUTIONAL     INSTITUTIONAL
                     EXPENSES (FEES PAID FROM                     CLASS 1 SHARES    CLASS 2 SHARES   CLASS 3 SHARES
                     FUND ASSETS)

                     Management Fee                                  0.20%             0.20%           0.20%
                     -----------------------------------------------------------------------------------------------
                     Distribution and/or Service (12b-1) Fee         0.00%             0.25%           0.50%
                     -----------------------------------------------------------------------------------------------
                     Other Expenses(4)
                     -----------------------------------------------------------------------------------------------
                        Total Fund Operating Expenses(4)
                     -----------------------------------------------------------------------------------------------

(1) AmSouth Bank or other financial institutions may charge you account fees for automatic investment and other cash management services provided in connection with investment in the Fund.

(2) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.


(3) Other expenses for each class are being limited to ____%, ____%, and ____% for Institutional Class 1, Institutional Class 2 and Institutional Class 3
Shares, respectively. Total expenses after fee waivers and expense reimbursements for each class are: Institutional Class 1 Shares, ____%; Institutional Class 2 Shares, ____%; and Institutional Class 3 Shares, ____%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.


Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

  o  $10,000 investment

  o  5% annual return

  o  redemption at the end of each time period

  o  no changes in the Fund's operating expenses

Because actual returns and operating expenses will be different, this example is for comparison only.

                                                                 EXPENSE EXAMPLE
                                                                  1           3            5           10
                                                                YEAR        YEARS        YEARS        YEARS
                                   INSTITUTIONAL CLASS 1
                                   SHARES
                                   ------------------------------------------------------------------------
                                   INSTITUTIONAL CLASS 2
                                   SHARES

                                   INSTITUTIONAL CLASS 3
                                   SHARES
                                   ------------------------------------------------------------------------

[LOGO]    ADDITIONAL INVESTMENT STRATEGIES AND RISKS

    MONEY MARKET FUNDS

    U.S. TREASURY MONEY MARKET FUND -- Under normal circumstances, the Fund will invest at least 80% of its assets in short-term obligations issued by the U.S. Treasury ("U.S. Treasury Securities") and repurchase agreements collateralized by U.S. Treasury Securities. This policy will not be changed without 60 days' advance notice to shareholders.

    TAX-EXEMPT MONEY MARKET FUND -- As a matter of fundamental policy, the Fund will invest, under normal circumstances, at least 80% of its assets in securities the income from which is exempt from federal income tax. Additionally, as a fundamental policy, under normal market conditions at least 80% of the Fund's total assets will be invested in municipal securities and in securities of money market mutual funds which invest primarily in obligations exempt from federal income tax. It is also a fundamental policy that the Fund may invest up to 20% of its total assets in obligations, the interest on which is either subject to regular federal income tax or treated as a preference item for purposes of the federal alternative minimum tax for individuals ("Taxable Obligations"). For temporary defensive purposes, however, the Fund may increase its short-term Taxable Obligations to over 20% of its total assets and hold uninvested cash reserves pending investment. Taxable Obligations may include obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (some of which may be subject to repurchase agreements), certificates of deposit and bankers' acceptances of selected banks, and commercial paper.

    The Fund will invest only in those municipal securities and other obligations which are considered by the portfolio manager to present minimal credit risks. In addition, investments will be limited to those obligations which, at the time of purchase, (i) possess one of the two highest short-term ratings from an NRSRO in the case of single-rated securities or
    (ii) possess, in the case of multiple-rated securities, one of the two highest short-term ratings by at least two NRSROs; or (iii) do not possess a rating (i.e., are unrated) but are determined by the Advisor to be of comparable quality to the rated instruments eligible for purchase by the Fund under the guidelines adopted by the Trustees.


    TREASURY RESERVE MONEY MARKET FUND -- As a fundamental policy, the Fund will invest at least 65% of its total assets in securities issued by the U.S. Treasury and repurchase agreements in respect thereof. Additionally, under normal circumstances, the Fund will invest at least 80% of its assets in U.S. Treasury securities and repurchase agreements in respect thereof. This policy will not be changed without 60 days' advance notice to shareholders. The remainder of its assets may be invested in other securities guaranteed as to payment of principal and interest by the U.S. Government and repurchase agreements in respect thereof. However, the Fund will not invest in securities issued or guaranteed by U.S. Government agencies, instrumentalities or government-sponsored enterprises that are not backed by the full faith, and credit of the United States. The Fund also may enter into reverse repurchase agreements with banks, brokers or dealers. The Fund will use the cash to make investments which either mature or have a demand feature to resell to the issuer at a date simultaneous with or prior to the time the Fund must repurchase the security.

ADDITIONAL INVESTMENT STRATEGIES AND RISKS

INVESTMENT PRACTICES

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the primary securities and techniques the Fund uses, as well as the main risks they pose. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. You may also consult the Statement of Additional Information for additional detail regarding these and other permissible investments. Following the table is a more complete discussion of risk.

              FUND NAME                                        FUND CODE
              ---------                                        ---------

              Prime Money Market Fund                              1
              U.S. Treasury Money Market Fund                      2
              Tax-Exempt Money Market Fund                         3
              Treasury Reserve Money Market Fund                   4
              Institutional Prime Obligations Money Market Fund    5

Instrument                                                                        Code Type   Risk Type
----------                                                                        ---------   ---------
ASSET-BACKED SECURITIES:  Securities secured by company receivables, home equity      1,5     Pre-payment
loans,  truck  and  auto  loans,  leases,  credit  card  receivables  and  other              Market
securities backed by other types of receivables or other assets.                              Credit
                                                                                              Interest Rate
                                                                                              Regulatory
                                                                                              Liquidity

BANKERS' ACCEPTANCES:  Bills of exchange or time drafts drawn on and accepted by     1,3,5    Credit
a commercial bank. Maturities are generally six months or less.                               Liquidity
                                                                                              Market Interest
                                                                                              Rate

CERTIFICATES OF DEPOSIT: Negotiable instruments with a stated maturity.              1,3,5    Market
                                                                                              Credit Liquidity
                                                                                              Interest Rate

COMMERCIAL PAPER:  Secured and unsecured  short-term  promissory notes issued by     1,3,5    Credit
corporations  and other entities.  Maturities  generally vary from a few days to              Liquidity
nine months.                                                                                  Market Interest
                                                                                              Rate

DEMAND FEATURES:  Securities that are subject to puts and standby commitments to     1,3,5    Market
purchase the securities at a fixed price (usually with accrued  interest) within              Liquidity
a fixed period of time following demand by a Fund.                                            Management

DERIVATIVES:  Instruments  whose value is derived from an  underlying  contract,     1,3,5    Management
index or security, or any combination thereof, including futures, options (e.g.,              Market
put and calls),  options on futures,  swap agreements,  and some mortgage-backed              Credit
securities.                                                                                   Interest Rate
                                                                                              Liquidity Leverage

FOREIGN  SECURITIES:  Commercial  paper of foreign  issuers and  obligations  of      1,5     Market
foreign banks, overseas branches of U.S. banks and supranational entities.                    Political
                                                                                              Liquidity Foreign
                                                                                              Investment

                                       28

Instrument                                                                        Code Type   Risk Type
----------                                                                        ---------   ---------

FUNDING AGREEMENTS:  Also known as guaranteed investment contracts, an agreement      1,5     Liquidity
where a Fund invests an amount of cash Credit with an insurance  company and the              Credit
insurance  company  credits such  investment on a monthly basis with  guaranteed              Market
interest  which  is  based  on an  index.  These  agreements  provide  that  the              Interest Rate
guaranteed  interest  will  not be  less  than a  certain  minimum  rate.  These agreements  also provide for  adjustment  of the  interest  rate monthly and are considered variable rate instruments. Funding Agreements are considered illiquid investments,  and,  together  with other  instruments  in the Fund which are not readily marketable, may not exceed 10% of the Fund's net assets.

INVESTMENT COMPANY SECURITIES:  Shares of other registered  investment companies      1-5     Market
with similar investment objectives.  A Fund may invest up to 5% of its assets in the shares of any one registered  investment company,  but may not own more than
3% of the  securities of any one  registered  investment  company or invest more than  10% of its  assets  in  the  securities  of  other  registered  investment companies.  As a shareholder of an investment  company,  a Fund will  indirectly bear  investment  management  fees  of that  investment  company,  which  are in addition to the management fees the Fund pays its own Advisor.

MORTGAGE-BACKED  SECURITIES:  Debt obligations  secured by real estate loans and      1,5     Pre-payment
pools of loans.  These  include  collateralized  mortgage  obligations  and real              Market
estate mortgage investment conduits.                                                          Credit
                                                                                              Regulatory

MUNICIPAL  SECURITIES:  Securities issued by a state or political subdivision to       3      Market
obtain funds for various public purposes.  Municipal  securities include private              Credit
activity bonds and industrial  development  bonds, as well as general obligation              Political
bonds, tax anticipation  notes, bond anticipation  notes,  revenue  anticipation              Tax
notes, project notes, other short-term tax-exempt obligations, municipal leases,              Regulatory
and Obligations of municipal housing authorities (single Family revenue bonds).               Interest Rate

There are two general types of municipal bonds: General-obligation bonds, which are secured by the taxing power of the issuer and revenue bonds, which take many shapes and forms but are generally backed by revenue from a specific project or tax. These include, but are not limited, to certificates of participation
(COPs);  utility  and sales tax  revenues;  tax  increment  or tax  allocations;
housing and special tax, including assessment district and community facilities district (Mello-Roos) issues which are secured by specific real estate parcels;
hospital revenue; and industrial development bonds that are secured by a private company.

REPURCHASE  AGREEMENTS:   The  purchase  of  a  security  and  the  simultaneous      1-5     Market
commitment  to return the  security  to the seller at an agreed upon price on an              Leverage
agreed upon date. This is treated as a loan.

REVERSE  REPURCHASE  AGREEMENT:  The  sale of a  security  and the  simultaneous      1-5     Market
commitment  to buy the  security  back at an agreed upon price on an agreed upon              Leverage
date. This is treated as a borrowing by a Fund.

SECURITIES LENDING:  The lending of up to 33 1/3% of the Fund's total assets. In      1-5     Market
return the Fund will receive cash, other securities, and/or letters of credit.                Leverage
                                                                                              Liquidity Credit

TAX-EXEMPT  COMMERCIAL  PAPER:  Commercial  paper issued by governments,  and/or       3      Credit
letters of credit.                                                                            Liquidity Market
                                                                                              Tax

TIME  DEPOSITS:  Non-negotiable  receipts  issued by a bank in exchange  for the     1,3,5    Liquidity
deposit of funds.                                                                             Credit Market

                                       29

Instrument                                                                        Code Type   Risk Type
----------                                                                        ---------   ---------

Treasury Receipts:  Treasury receipts,  Treasury investment growth receipts, and     1,3,5    Market
certificates of accrual of Treasury securities.

U.S.   Government   Agency   Securities:   Securities  issued  by  agencies  and     1,3-5    Market
instrumentalities of the U.S. government.  These include Ginnie Mae, Fannie Mae,              Credit
and Freddie Mac. The Treasury Reserve Money Market Fund will only invest in such              Interest Rate
securities if they are backed by the full faith and credit of the United States.

U.S. TREASURY  OBLIGATIONS:  Bills, notes,  bonds,  separately traded registered      1-5     Market
interest and principal securities, and coupons under bank entry safekeeping.

VARIABLE  AMOUNT  MASTER DEMAND  NOTES:  Unsecured  demand notes that permit the     1,3,5    Credit
indebtedness  to vary and provide  Liquidity  for  periodic  adjustments  in the              Liquidity
interest rate  according to the terms of the  instrument.  Because master demand              Interest Rate
notes are direct lending  arrangements  between a Fund and the issuer,  they are not normally  traded.  Although there is no secondary market in these notes, the
Fund  may  demand  payment  of  principal  and  accrued  interest  at  specified intervals.

VARIABLE AND FLOATING RATE  INSTRUMENTS:  Obligations  with interest rates which     1,3,5    Credit
are reset daily, weekly, quarterly or some other period and which may be payable              Liquidity
to the Fund on demand.                                                                        Market
                                                                                              Interest Rate

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS: Purchase or contract to purchase     1,3,5    Market
securities at a fixed price for delivery at a future date.                                    Leverage
                                                                                              Liquidity Credit

ZERO-COUPON DEBT OBLIGATIONS: Bonds and other debt that pay no interest, but are     1,3,5    Credit
issued at a discount from their value at maturity. When held to maturity,  their              Interest Rate
entire return equals the difference between their issue price and their maturity              Market
value.

ADDITIONAL INVESTMENT STRATEGIES AND RISKS

INVESTMENT RISKS

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "What are the main risks of investing in this Fund?" Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments and Funds are more susceptible to these risks than others.

CREDIT RISK. The risk that the issuer of a security, or the counter party to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

FOREIGN INVESTMENT RISK. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

INTEREST RATE RISK. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

LEVERAGE RISK. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

        HEDGED. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Portfolio also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Portfolio's hedging transactions will be effective.

        SPECULATIVE. To the extent that a derivative is not used as a hedge, the Portfolio is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

MANAGEMENT RISK. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. However, if held to maturity, the face value of the security is recovered. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

POLITICAL RISK. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

PRE-PAYMENT/CALL RISK. The risk that the principal repayment of a security will occur at an unexpected time. Prepayment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will "call" -- or repay -- higher yielding bonds before their stated maturity. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments and calls generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid or called, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income -- and the potential for taxable capital gains. Further, with early prepayment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Prepayment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity.

REGULATORY RISK. The risk associated with Federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

TAX RISK. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

[LOGO]    FUND MANAGEMENT

THE INVESTMENT ADVISOR


AmSouth Investment Management Company, LLC ("AIMCO" or the "Advisor"), 1901 6th Avenue North, Suite 620, Birmingham, Alabama, 35203 is the Advisor for the Funds. As of July 31, 2002, AIMCO had over $____ billion in assets under management. On May 12, 2001, AmSouth Bank reorganized its investment advisory services and created AIMCO, a separate wholly owned subsidiary of AmSouth Bank. AIMCO replaced AmSouth Bank as the investment advisor to the Funds. AmSouth Bank has provided investment management services through its Trust Investment Department since 1915 and is the largest provider of trust services in Alabama and its Trust Natural Resources and Real Estate Department is a major manager of timberland, mineral, oil and gas properties and other real estate interests. As of July 31, 2002, AmSouth Bank had over $____ billion in assets under discretionary management and provided custody services for an additional $____ billion in securities. AmSouth is the bank affiliate of AmSouth Bancorporation, one of the largest banking institutions headquartered in the mid-south region. AmSouth Bancorporation reported assets as of July 31, 2002 of $____ billion and operated more than 600 banking offices in Alabama, Florida, Georgia, Mississippi, Louisiana and Tennessee.


Through its portfolio management team, AIMCO makes the day-to-day investment decisions and continuously reviews, supervises and administers the Funds' investment programs.

For these advisory services, the Funds paid as follows during their fiscal year ended July 31, 2002:

                                                         PERCENTAGE OF
                                                       AVERAGE NET ASSETS
                                                         AS OF 07/31/02
                                                   ---------------------------
Prime Money Market Fund                                        %
                                                   ---------------------------
U.S. Treasury Money Market Fund                                %
                                                   ---------------------------
Tax-Exempt Money Market Fund                                   %
                                                   ---------------------------
Institutional Prime Obligations Money Market Fund              %
                                                   ---------------------------
Treasury Reserve Money Market Fund                             %
------------------------------------------------------------------------------

THE DISTRIBUTOR AND ADMINISTRATOR

ASO Services Company ("ASC"), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as each Fund's administrator. Management and administrative services of ASC include providing office space, equipment and clerical personnel to the Fund and supervising custodial, auditing, valuation, bookkeeping, legal and dividend dispersing services. ASC is a wholly owned subsidiary of BISYS Fund Services, L.P. ("BISYS").

BISYS, whose address is also 3435 Stelzer Road, Columbus, Ohio 43219-3035 serves as the distributor of each Fund's shares. BISYS may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the National Association of Securities Dealers.

The STATEMENT OF ADDITIONAL INFORMATION has more detailed information about the Investment Advisor and other service providers.

[LOGO]    SHAREHOLDER INFORMATION

CHOOSING A SHARE CLASS


Class A Shares,  Class B  Shares,  Institutional  Class 1 Shares,  Institutional
Class 2 Shares and Institutional Class 3 Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. Institutional Class 1 Shares are only available to financial institutions, fiduciary clients of AmSouth Bank and certain other qualified investors. Class A and Class B Shares are available to all other shareholders. In choosing a class, you should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments. Your financial representative can help you decide which share class is best for you.


CLASS A SHARES
o  No sales charges
o  Shareholder servicing fee of 0.25% of average daily net assets.

CLASS B SHARES
o  No front-end sales charge; all your money goes to work for you right away.
o Class B Shares pay a shareholder servicing fee of 0.25% of average daily net assets. This fee is in the form of a separate non-Rule 12b-1 fee. All Funds bear a distribution or Rule 12b-1 fee of 0.75%.
o A deferred sales charge, as described below. - Automatic conversion to Class A Shares after eight years, thus reducing future annual expenses.
o  Maximum investment for all Class B purchases:  $250,000.
o Because 12b-1 fees are paid on an ongoing basis, Class B shareholders could end up paying more expenses over the long term than if they had paid a sales charge.
o Prime Money Market Fund: Class B Shares are only available through exchange of Class B Shares of another AmSouth Fund.

INSTITUTIONAL CLASS 1 SHARES
o  No Sales Charges.
o  No Distribution and service (12b-1) fees.
o  Minimum Initial Investment:  $3 million
o  Offered only to:
o Customers of AmSouth Bank for whom AmSouth Bank acts in a fiduciary, advisory, custodial, agency, or similar capacity; and - Fiduciary customers of other financial institutions approved by the Distributor (Sweep Program Participant(s)).

INSTITUTIONAL CLASS 2 SHARES
o  No Sales Charges.
o  Distribution and service (12b-1) fees of 0.25% of average daily net assets.
o  Minimum Initial Investment:  $500,000.

INSTITUTIONAL CLASS 3 SHARES
o  No Sales Charges.
o  Distribution and service (12b-1) fees of 0.50% of average daily net assets.
o  Minimum Initial Investment:  $50,000.

FOR ACTUAL PAST EXPENSES OF EACH SHARE CLASS, SEE THE FUND-BY-FUND INFORMATION EARLIER IN THIS PROSPECTUS.

THE RETAIL MONEY MARKET FUNDS ALSO OFFER CLASS I SHARES, WHICH HAVE THEIR OWN EXPENSE STRUCTURE AND ARE ONLY AVAILABLE TO FINANCIAL INSTITUTIONS, FIDUCIARY CLIENTS OF AMSOUTH BANK AND CERTAIN OTHER QUALIFIED INVESTORS. CALL THE DISTRIBUTOR FOR MORE INFORMATION (SEE BACK COVER OF THIS PROSPECTUS).

SHAREHOLDER INFORMATION

PRICING OF FUND SHARES

--------------------------------
HOW NAV IS CALCULATED

The price of a Fund's  shares is based on the Fund's  per share net asset  value
(NAV). The NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund:

              NAV =
   Total Assets - Liabilities
   --------------------------
  Number of Shares Outstanding

NAV is calculated separately for each class of shares

--------------------------------

The per share NAV for each Fund is determined and its shares are priced twice a day. The NAV for the Prime Money Market Fund, the U.S. Treasury Money Market Fund and the Treasury Reserve Money Market Fund is determined at 2:00 p.m. Eastern time and at the close of regular trading on the New York Stock Exchange, normally at 4:00 p.m. Eastern time on days the Exchange is open. The NAV for the Tax-Exempt Money Market Fund is determined at 12:00 p.m. Eastern time and at the close of regular trading on the New York Stock Exchange. The NAV for the Institutional Prime Obligations Money Market Fund is determined and its shares are priced twice a day at 2:00 p.m. Eastern time and at the close of regular trading on the New York Stock Exchange. In addition, each Fund may elect, in its discretion if it is determined to be in shareholders' best interests, to be open on days when the Exchange is closed due to an emergency.

For the Prime Money Market Fund, the U.S. Treasury Money Market Fund, the Treasury Reserve Money Market Fund, and the Institutional Prime Obligations Money Market Fund, orders received prior to 2:00 p.m. Eastern Time will earn dividends that business day. Orders received after 2:00 p.m. Eastern time but before the close of regular trading on the New York Stock Exchange will earn dividends on the following business day.

For the Tax-Exempt Money Market Fund orders received prior to 12:00 p.m. Eastern Time will earn dividends that business day. Orders received after 12:00 p.m. Eastern time but before the close of regular trading on the New York Stock Exchange will earn dividends on the following business day.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by the Fund. This is what is known as the offering price.

Each Fund uses the amortized cost method of valuing its investments, which does not take into account unrealized gains or losses. For further information regarding the methods used in valuing the Fund's investments, please see the SAI.

SHAREHOLDER INFORMATION

PURCHASING AND ADDING TO YOUR SHARES

You may purchase Funds through the Distributor or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. Additionally, banks, brokers and other financial institutions and representatives may use shares of the Money Market Funds in "sweep" programs whereby the accounts of a participating customer of the financial institution or representative is automatically "swept" into shares of one of the Money Market Funds. If you purchase shares through an investment representative, that party is: responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information.


                                       MINIMUM INITIAL          MINIMUM
 ACCOUNT TYPE                               INVESTMENT       SUBSEQUENT

 CLASS A OR CLASS B
 -----------------------------------------------------------------------
    Regular                                     $1,000               $0
 -----------------------------------------------------------------------
    Automatic Investment Plan                   $1,000             $100
 -----------------------------------------------------------------------
 Institutional Class 1                      $3,000,000               $0
 -----------------------------------------------------------------------
 Institutional Class 2                        $500,000               $0
 -----------------------------------------------------------------------
 Institutional Class 3                         $50,000               $0
 -----------------------------------------------------------------------

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks are not accepted.

A Fund may waive its minimum purchase requirement. The Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.

--------------------------------------------------------------------------------

AVOID TAX WITHHOLDING

Each Fund is required to withhold a percentage of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.

--------------------------------------------------------------------------------

SHAREHOLDER INFORMATION

PURCHASING AND ADDING TO YOUR SHARES
(CONTINUED)


INSTRUCTIONS FOR OPENING OR ADDING TO AN ACCOUNT
RETAIL MONEY MARKET FUNDS - CLASS A SHARES

BY REGULAR MAIL

If purchasing through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to purchase shares of the Funds and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.

Initial Investment:

1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.

2.  Make check, bank draft or money order payable to "AmSouth Funds."

3.  Mail to:  AmSouth Funds
    P.O. Box 182733, Columbus, OH 43218-2733

Subsequent:

1. Use the investment slip attached to your account statement. Or, if unavailable,

2.  Include the following information on a piece of paper:
o       AmSouth Funds/Fund name
o       Share class
o       Amount invested
o       Account name
o       Account number
    Include your account number on your check.

3.  Mail to:  AmSouth Funds
    P.O. Box 182733, Columbus, OH 43218-2733

BY OVERNIGHT SERVICE

See instructions 1-2 above for subsequent investments.

4.  Send to:  AmSouth Funds
    c/o BISYS Fund Services
    Attn:  T.A. Operations
    3435 Stelzer Road, Columbus, OH 43219.

ELECTRONIC PURCHASES

Your bank must  participate in the Automated  Clearing House (ACH) and must be a
U. S. Bank. YOUR BANK OR BROKER MAY CHARGE FOR THIS SERVICE.

Establish electronic purchase option on your account application or call 1-800-451-8382. Your account can generally be set up for electronic purchases within 15 days.

Call 1-800-451-8382 to arrange a transfer from your bank account.

ELECTRONIC VS. WIRE TRANSFER

Wire transfers allow financial institutions to send funds to each other, almost instantaneously. With an electronic purchase or sale, the transaction is made through the Automated Clearing House (ACH) and may take up to eight days to clear. There is generally no fee for ACH transactions.
--------------------------------------------------------------------------------

           QUESTIONS?
    Call 800-451-8382 or your
    investment representative.
----------------------------------

SHAREHOLDER INFORMATION

PURCHASING AND ADDING TO YOUR SHARES
(CONTINUED)

BY WIRE TRANSFER

NOTE:  YOUR BANK MAY CHARGE A WIRE TRANSFER FEE.

For initial investment:
Fax the completed application, along with a request for a confirmation number to 1-800-451-8382. Follow the instructions below after receiving your confirmation number.

For initial and subsequent investments: Instruct your bank to wire transfer your investment to:
AmSouth Bank
Routing Number:  ABA #044000024
DDA#

Include:
Your name
Your confirmation number

AFTER INSTRUCTING YOUR BANK TO WIRE THE FUNDS, CALL 1-800-451-8382 TO ADVISE US OF THE AMOUNT BEING TRANSFERRED AND THE NAME OF YOUR BANK.

--------------------------------------------------------------------------------

YOU CAN ADD TO YOUR ACCOUNT BY USING THE CONVENIENT OPTIONS DESCRIBED BELOW. THE FUND RESERVES THE RIGHT TO CHANGE OR ELIMINATE THESE PRIVILEGES AT ANY TIME WITH 60 DAYS NOTICE.

--------------------------------------------------------------------------------

AUTOMATIC INVESTMENT PLAN

You can make automatic investments in the Funds from your bank account, through payroll deduction or from your federal employment, Social Security or other regular government checks. Automatic investments can be as little as $100, once you've invested the $1,000 minimum required to open the account.

To invest regularly from your bank account:

|X| Complete the Automatic Investment Plan portion on your Account Application. Make sure you note:
|X|  Your bank name, address and account number
|X|  The amount you wish to invest automatically (minimum $100)
|X| How often you want to invest (every month, 4 times a year, twice a year or once a year)
|X|  Attach a voided personal check.

To invest regularly from your paycheck or government check:
Call 1-800-451-8382 for an enrollment form or consult the SAI for additional information.

DIRECTED DIVIDEND OPTION

By selecting the appropriate box in the Account Application, you can elect to receive your distributions in cash (check) or have distributions (capital gains and dividends) reinvested in another AmSouth Fund without a sales charge. You must maintain the minimum balance in each Fund into which you plan to reinvest dividends or the reinvestment will be suspended and your dividends paid to you. The Fund may modify or terminate this reinvestment option without notice. You can change or terminate your participation in the reinvestment option at any time.

--------------------------------------------------------------------------------

RETAIL MONEY MARKET FUNDS - INSTITUTIONAL MONEY MARKET FUND

You may purchase Institutional Money Market Fund Shares by following the procedures established by the Distributor in connection with the requirements of qualified accounts maintained by AmSouth Bank or other financial institutions approved by the Distributor. These procedures may include sweep arrangements where an account is "swept" automatically no less frequently than weekly into a Money Market Fund.

When purchasing Institutional Money Market Fund Shares through AmSouth Bank or an approved financial institution, simply tell AmSouth or your financial institution that you wish to purchase shares of the Funds and they will take care of the necessary documentation.

--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS

All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested distributions. Dividends will vary among each class of shares, because each share class has different distribution expenses. Income dividends are usually paid monthly. Capital gains are distributed at least annually.

Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a distribution.

--------------------------------------------------------------------------------

SHAREHOLDER INFORMATION

SELLING YOUR SHARES

You may sell your shares at any time. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or your investment representative. Normally you will receive your proceeds within a week after your request is received. See section on "General Policies on Selling Shares below."

--------------------------------------------------------------------------------
WITHDRAWING MONEY FROM YOUR FUND INVESTMENT

As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.
--------------------------------------------------------------------------------

CONTINGENT DEFERRED SALES CHARGE

When you sell Class B Shares, you will be charged a fee for any shares that have not been held for a sufficient length of time. These fees will be deducted from the money paid to you. See the section on "Distribution Arrangements/Sales Charges" below for details.

INSTRUCTIONS FOR SELLING SHARES

If selling your shares through your financial advisor or broker, ask him or her for redemption procedures. Your advisor and/or broker may have transaction minimums and/or transaction times which will affect your redemption. For all other sales transactions, follow the instructions below.

BY TELEPHONE (UNLESS YOU HAVE DECLINED TELEPHONE SALES PRIVILEGES)

  1. Call 1-800-451-8382 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer). (See "General Policies on Selling Shares -- Verifying Telephone Redemptions" below.)

BY MAIL

  1. Call 1-800-451-8382 to request redemption forms or write a letter of instruction indicating: - your Fund and account number - amount you wish to redeem - address where your check should be sent - account owner signature

  2.  Mail to:  AmSouth Funds, P.O. Box 182733, Columbus, OH 43218-2733

BY OVERNIGHT SERVICE (SEE "GENERAL POLICIES ON SELLING SHARES -- REDEMPTIONS IN WRITING REQUIRED" BELOW.)

  1.  See instruction 1 above.
  2. Send to AmSouth Funds, c/o BISYS Fund Services, Attn: T.A. Operations, 3435 Stelzer Road, Columbus, OH 43219

SHAREHOLDER INFORMATION

SELLING YOUR SHARES
(CONTINUED)

WIRE TRANSFER

You must indicate this option on your application.

The Fund will  charge a $7 wire  transfer  fee for each wire  transfer  request.
NOTE: YOUR FINANCIAL INSTITUTION MAY ALSO CHARGE A SEPARATE FEE.

Call 1-800-451-8382 to request a wire transfer.

If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day.

ELECTRONIC REDEMPTIONS

Your bank must participate in the Automated Clearing House (ACH) and must be a U.S. bank.

YOUR BANK MAY CHARGE FOR THIS SERVICE.

Call 1-800-451-8382 to request an electronic redemption.

If you call by 4 p.m. Eastern time, the NAV of your shares will normally be determined on the same day and the proceeds credited within 7 days.

REDEMPTION BY CHECK WRITING

PRIME MONEY MARKET FUND ONLY

You may write checks in amounts of $1,000 or more on your account in the Prime Money Market Fund. To obtain checks, complete the signature card section of the account application or contact the Fund to obtain a signature card. Dividends and distributions will continue to be paid up to the day the check is presented for payment. The check writing feature may be modified or terminated upon 30-days' written notice. You must maintain the minimum required account balance in the Prime Money Market Fund of $1,000 and you may not close your Fund account by writing a check.

SYSTEMATIC WITHDRAWAL PLAN

You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $100. To activate this feature:

o Make sure you've checked the appropriate box on the account application. Or call 1-800-451-8382.

o   Include a voided personal check.

o   Your account must have a value of $5,000 or more to start withdrawals.

o If the value of your account falls below $500, you may be asked to add sufficient funds to bring the account back to $500, or the Fund may close your account and mail the proceeds to you.

SHAREHOLDER INFORMATION

GENERAL POLICIES ON SELLING SHARES

REDEMPTION FEE

If you sell your Class A Shares or Class B Shares or exchange them for shares of another fund within 30 days of the date of purchase, you will be charged a 2.00% fee on the current net asset value of the Class A Shares or Class B Shares sold or exchanged. The fee is paid to the Fund to offset the costs associated with short-term trading, such as portfolio transaction and administrative costs.

The Fund uses a "first-in, first-out" method to determine how long you have held your Class A Shares or Class B Shares. This means that if you purchased shares on different days, the shares purchased first will be considered redeemed first for purposes of determining whether the redemption fee will be charged.

We will not impose the redemption fee on a redemption or exchange of:

 o Class A Shares or Class B Shares acquired by reinvestment of dividends or capital gains distributions;

 o Class A Shares or Class B Shares purchased by qualified and non-qualified retirement plans under Section 401 or 501 of the Internal Revenue Code (not
     IRAs); or

 o Class A Shares or Class B Shares purchased through financial institutions, including banks, broker-dealers and other investment representatives, if the financial institution imposes a similar type of fee or otherwise has a policy in place to deter short-term trading.

REDEMPTIONS IN WRITING REQUIRED

You must request redemption in writing and obtain a signature guarantee if:

 o   The check is not being mailed to the address on your account; or

 o   The check is not being made payable to the owner of the account.

A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

VERIFYING TELEPHONE REDEMPTIONS

The Fund makes every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

REDEMPTIONS WITHIN 15 DAYS OF INITIAL INVESTMENT

When you have made your initial investment by check, the proceeds of your redemption may be held up to 15 business days until the Transfer Agent is satisfied that the check has cleared. You can avoid this delay by purchasing shares with a certified check.

REFUSAL OF REDEMPTION REQUEST

Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders.

REDEMPTION IN KIND

Each Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

CLOSING OF SMALL ACCOUNTS

For the Institutional Money Market Fund, if the value of Institutional Class 1 Shares in your account falls below $3 million, the Fund may ask you to increase your balance. If it is still below $3 million after 60 days, the Fund may convert, at net asset value, your Institutional Class 1 Shares to Institutional Class 2 Shares. For all other Funds, if your account falls below $50, the Fund may ask you to increase your balance. If it is still below $50 after 60 days, the Fund may close your account and send you the proceeds at the current NAV.


UNDELIVERABLE REDEMPTION CHECKS

For any shareholder who chooses to receive distributions in cash:

If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the appropriate Fund.

SHAREHOLDER INFORMATION

DISTRIBUTION ARRANGEMENTS/SALES CHARGES


CLASS A, INSTITUTIONAL CLASS 1, INSTITUTIONAL CLASS 2 AND INSTITUTIONAL CLASS 3 SHARES
No sales charge.


CLASS B SHARES

Class B Shares are offered at NAV, without any up-front sales charge. Therefore, all the money you invest is used to purchase Fund shares. However, if you sell your Class B Shares of the Fund before the sixth anniversary, you will have to pay a contingent deferred sales charge at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption according to the schedule below. There is no CDSC on reinvested dividends or distributions.

                            YEARS                 CDSC AS A%
                            SINCE                DOLLAR AMOUNT
                           PURCHASE           SUBJECT TO CHARGE*

                             0-1                    5.00%
                             1-2                    4.00%
                             2-3                    3.00%
                             3-4                    3.00%
                             4-5                    2.00%
                             5-6                    1.00%
                         more than 6                 None
                     -----------------------------------------------

If you sell some but not all of your Class shares, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

CONVERSION FEATURE - CLASS B SHARES

 o Class B Shares automatically convert to Class A Shares of the same Fund after eight years from the end of the month of purchase.*

 o After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A Shares which will increase your investment return compared to the Class B Shares.

 o You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.

 o If you purchased Class B Shares of one Fund which you exchanged for Class B Shares of another Fund, your holding period will be calculated from the time of your original purchase of Class B Shares.

 o The dollar value of Class A Shares you receive will equal the dollar value of the Class B Shares converted.

* For Class B Shares acquired in the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC, charged if such Class B Shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year. These shares will automatically convert to Class A Shares of the same Fund after seven years from the end of the month of purchase.

SHAREHOLDER INFORMATION

DISTRIBUTION ARRANGEMENTS/SALES CHARGES
(CONTINUED)

CLASS B SHARES

The CDSC will be waived under certain circumstances, including the following:

 o  Redemptions  from  accounts   following  the  death  or  disability  of  the
    shareholder.

 o  Returns of excess contributions to retirement plans.

 o Distributions of less than 10% of the annual account value under a Systematic Withdrawal Plan.

 o Shares issued in a plan of reorganization sponsored by the Advisor, or shares redeemed involuntarily in a similar situation.

 o Redemptions from a minimum required pro rata distribution in cash out of an IRA or other retirement plan to a shareholder who has attained the age of 70 1/2.

DISTRIBUTION AND SERVICE (12B-1) FEES AND SHAREHOLDER SERVICING FEES

12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Fund's shares and/or for providing shareholder services. Shareholder servicing fees compensate financial institutions that provide shareholder services to their customers and account holders. 12b-1 and shareholder servicing fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment.

 o  The 12b-1 and shareholder servicing fees vary by share class as follows:

    o Class A Shares pay a non-Rule 12b-1 shareholder servicing fee of up to 0.25% of the average daily net assets of a Fund.

    o  Class B Shares

       - Class B Shares pay a shareholder servicing fee of 0.25% of average daily net assets. This fee is in the form of a separate non-Rule 12b-1 fee. All Funds bear a Rule 12b-1 fee of 0.75%. This will cause expenses for Class B Shares to be higher and dividends to be lower than for Class A Shares.
       - The higher 12b-1 fee on Class B Shares, together with the CDSC, help the Distributor sell Class B Shares without an "up-front" sales charge. In particular, these fees help to defray the Distributor's
          costs   of   advancing    brokerage    commissions    to    investment
          representatives.


    o  Institutional  Class  2   Shares  pay a 12b-1  fee of up to  0.25% of the
       average daily net assets of a Fund.

    o Institutional Class 3 Shares pay a 12b-1 fee of up to 0.50% of the average daily net assets of the applicable Fund. This will cause expenses for Institutional Class 3 Shares to be higher and dividends to be lower than for Institutional Class 2 Shares.


Over time shareholders will pay more than the equivalent of the maximum permitted front-end sales charge because 12b-1 distribution and service fees are paid out of the Fund's assets on an on-going basis.

SHAREHOLDER INFORMATION

EXCHANGING YOUR SHARES


You can exchange your shares in one Fund for shares of the same class of another AmSouth Fund, usually without paying additional sales charges if applicable (see "Notes" below). You must meet the minimum investment requirements for the Fund into which you are exchanging. Class A Shares may be exchanged for Class I Shares of the same Fund if you become eligible to purchase Class I Shares. Shares of an Institutional Money Market Fund may not be exchanged for Class I Shares, Class A Shares or Class B Shares of the other AmSouth Funds. Exchanges from one Fund to another are taxable. No transaction fees are charged for exchanges.


INSTRUCTIONS FOR EXCHANGING SHARES

Exchanges may be made by sending a written request to AmSouth Funds, P.O. Box 182733, Columbus OH 43218-2733, or by calling 1-800-451-8382. Please provide the following information:

    o  Your name and telephone number

    o  The exact name on your account and account number

    o  Taxpayer identification number (usually your Social Security number)

    o  - Dollar value or number of shares to be exchanged

    o  - The name of the Fund from which the exchange is to be made

    o  - The name of the Fund into which the exchange is being made

See  "Selling   your  Shares"  for   important   information   about   telephone
transactions.

To prevent disruption in the management of the Funds, due to market timing strategies, exchange activity may be limited to four exchanges from a Fund during a calendar year.
--------------------------------------------------------------------------------

AUTOMATIC EXCHANGES

You can use the Funds' Automatic Exchange feature to purchase shares of the Funds at regular intervals through regular, automatic redemptions from the AmSouth Prime Money Market Fund. To participate in the Automatic Exchange:

    o  Complete the appropriate section of the Account Application.

    o Keep a minimum of $10,000 in the AmSouth Prime Money Market Fund and $1,000 in the Fund whose shares you are buying.

To change the Automatic Exchange instructions or to discontinue the feature, you must send a written request to AmSouth Funds, P.O. Box 182733, Columbus, Ohio 43218-2733.

NOTES ON EXCHANGES

    o The registration and tax identification numbers of the two accounts must be identical.

    o The Exchange Privilege may be changed or eliminated at any time upon a 60-day notice to shareholders.

   o Be sure to read carefully the Prospectus of any Fund into which you wish to exchange shares.

SHAREHOLDER INFORMATION

DIVIDENDS, DISTRIBUTIONS AND TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.


Each Fund distributes any net investment income monthly and any net realized capital gains at least once a year. All distributions will be automatically reinvested in additional Fund Shares unless you request to receive all distributions in cash.

Distributions, which may be taxed as ordinary income and capital gains, may be taxable at different rates depending on the length of time a fund holds its assets. Generally, for federal income tax purposes, Fund distributions are taxable as ordinary income, (except that distributions of long-term capital gains, if any, will be taxed as such regardless of how long you have held your shares). Distributions are taxable whether you received them in cash or in additional shares. Distributions are also taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid).

For the Tax-Exempt Money Market Fund, the income dividends that you receive are expected to be exempt from federal income taxes. However, if you receive social security or railroad retirement benefits, you should consult your tax advisor to determine what effect, if any, an investment in the Tax-Exempt Money Market Fund may have on the federal taxation of your benefits. The Tax-Exempt Money Market Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax and income exempt from Federal tax may otherwise be subject to state and local income tax. In addition, an investment in the Tax-Exempt Money Market Fund may result in liability for federal alternative minimum tax, both for individual and corporate shareholders.


A Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, a Fund's yield on those securities would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes. In addition, a Fund's investments in foreign securities or foreign currencies may increase or accelerate a Fund's recognition of ordinary income and may affect the timing or amount of a Fund's distributions.


An exchange of the Shares of one Fund for shares of another Fund will be treated as a sale of Fund shares. Any gain resulting from the sale or exchange of your Fund Shares (even if the income from the Fund is tax exempt) will generally be subject to tax. You should consult your tax advisor for more information on your own tax situation, including possible state and local taxes.


AmSouth Funds will send you a statement each year showing the tax status of all your distributions.

Generally, the Fund's advisors do not consider taxes when deciding to buy or sell securities. Capital gains are realized from time to time as by-products of ordinary investment activities. Distributions may vary considerably from year to year.

The tax information in this prospectus is provided as general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. (Non-U.S.
investors may be subject to U.S. withholding and estate tax.)

You should consult your tax advisor for more information on your own tax situation, including possible state and local taxes.

MORE INFORMATION ABOUT TAXES IS IN OUR STATEMENT OF ADDITIONAL INFORMATION.

[LOGO]  OTHER INFORMATION ABOUT THE FUNDS

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand each Fund's financial performance for the past 5 years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, or other independent accountants, as noted in Ernst & Young LLP's report. This report, along with the Fund's financial statements, is incorporated by reference in the SAI and is included in the Fund's Annual Report to Shareholders for the fiscal year ended July 31, 2002, both of which are available upon request.

OTHER INFORMATION ABOUT THE FUNDS

---------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS, CLASS A SHARES                                                   PRIME MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------
                                                   Year Ended  Year Ended  Year Ended  Year Ended   Year Ended
                                                    July 31,    July 31,    July 31,    July 31,     July 31,
                                                      2002        2001        2000        1999         1998
                                                   ----------  ----------  ----------  ----------   ----------
---------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning Of Period                            $ 1.000     $ 1.000     $ 1.000     $ 1.000
---------------------------------------------------------------------------------------------------------------

INVESTMENT ACTIVITIES:
   Net investment income                                          0.049       0.051       0.044       0.049
---------------------------------------------------------------------------------------------------------------
      Total from Investment Activities                            0.049       0.051       0.044       0.049
---------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:
   Net investment income                                        (0.049)     (0.051)     (0.044)     (0.049)
---------------------------------------------------------------------------------------------------------------
      Total Distributions                                       (0.049)     (0.051)     (0.044)     (0.049)
---------------------------------------------------------------------------------------------------------------
   Change in Net Asset Value                                         --          --          --          --
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                  $ 1.000     $ 1.000     $ 1.000     $ 1.000
---------------------------------------------------------------------------------------------------------------
      Total Return                                                 5.03%       5.20%       4.48%       4.99%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets at end of period (000)                           $564,977    $645,275    $136,078    $116,960
   Ratio of expenses to average net assets                         0.77%       0.75%       0.78%       0.79%
   Ratio of net investment  income to
    average net assets                                             4.96%       5.35%       4.40%       4.88%
   Ratio of expenses to average net assets*                        0.94%       0.94%       0.94%       0.95%
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS, CLASS A SHARES                                                   PRIME MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------
                                                     Year Ended     Year Ended     Year Ended     Year Ended
                                                      July 31,       July 31,       July 31,       July 31,
                                                        2002           2001           2000           1999
                                                     ----------     ----------     ----------     ----------
Net Asset Value, Beginning Of Period                                 $ 1.000        $ 1.000        $ 1.000
---------------------------------------------------------------------------------------------------------------

INVESTMENT ACTIVITIES:
   Net investment income                                               0.042          0.042          0.035
---------------------------------------------------------------------------------------------------------------
      Total from Investment Activities                                 0.042          0.042          0.035
---------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:
   Net investment income                                             (0.042)        (0.042)        (0.035)
---------------------------------------------------------------------------------------------------------------
      Total Distributions                                            (0.042)        (0.042)        (0.035)
---------------------------------------------------------------------------------------------------------------
   Change in Net Asset Value                                              --             --             --
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                       $ 1.000         $1.000         $1.000
---------------------------------------------------------------------------------------------------------------
      Total Return                                                      4.25%          4.31%          3.55%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets at end of period (000)                                 $ 1,908          $ 727          $ 224
   Ratio of expenses to average net assets                              1.52%          1.61%          1.69%
   Ratio of net investment income to
    average net assets                                                  3.75%          4.35%          4.51%
   Ratio of expenses to average net assets*                             1.69%          1.69%          1.70%
---------------------------------------------------------------------------------------------------------------

*   During  the  period,  certain  fees  were  reduced/reimbursed.  If such  fee reductions/reimbursements  had not  occurred,  the ratios would have been as indicated.
(a) For the period from June 15, 1998 (commencement of operations) through July 31, 1998.
(b) Not annualized.
(c) Annualized.

OTHER INFORMATION ABOUT THE FUNDS

---------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS, CLASS A SHARES                                           U.S. TREASURY MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------
                                                   Year Ended  Year Ended  Year Ended  Year Ended   Year Ended
                                                    July 31,    July 31,    July 31,    July 31,     July 31,
                                                      2002        2001        2000        1999         1998
                                                   ----------  ----------  ----------  ----------   ----------
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                            $ 1.000     $ 1.000     $ 1.000     $ 1.000
---------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
   Net investment income                                          0.046       0.046       0.040       0.046
---------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:
   Net investment income                                          0.046       0.046       0.040       0.046
---------------------------------------------------------------------------------------------------------------
      Total Distributions                                       (0.046)     (0.046)     (0.040)     (0.046)
---------------------------------------------------------------------------------------------------------------
   Change in Net Asset Value                                    (0.046)     (0.046)     (0.040)     (0.046)
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                       --          --          --          --
---------------------------------------------------------------------------------------------------------------
      Total Return                                              $ 1.000     $ 1.000     $ 1.000     $ 1.000
RATIOS/SUPPLEMENTAL DATA:                                          4.71%       4.73%       4.06%       4.67%

   Net Assets at end of period (000)                           $101,125     $11,817      $4,390      $8,070
   Ratio of expenses to average net assets                         0.92%       0.85%       0.79%       0.80%
   Ratio of net investment income to
    average net assets                                             3.73%       4.72%       4.03%       4.57%
   Ratio of expenses to average net assets*                        0.98%       0.96%       0.95%       0.95%
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS, CLASS A SHARES                                              TAX-EXEMPT MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------
                                                   Year Ended  Year Ended  Year Ended  Year Ended   Year Ended
                                                    July 31,    July 31,    July 31,    July 31,     July 31,
                                                      2002        2001        2000        1999         1998
                                                   ----------  ----------  ----------  ----------   ----------
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                             $0.998      $1.000      $1.000      $1.000
---------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
   Net investment income                                          0.028       0.031       0.026       0.030
---------------------------------------------------------------------------------------------------------------
Net realized and unrealized gains (losses) from
investments                                                       0.001     (0.002)          --          --
---------------------------------------------------------------------------------------------------------------
Total from Investment Activities                                  0.029       0.029       0.026       0.030
---------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:
   Net investment income                                        (0.028)     (0.031)     (0.026)     (0.030)
---------------------------------------------------------------------------------------------------------------
      Total Distributions                                       (0.028)     (0.031)     (0.026)     (0.030)
---------------------------------------------------------------------------------------------------------------
   Change in Net Asset Value                                      0.001     (0.002)          --          --
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                  $ 0.999      $0.998      $1.000      $1.000
---------------------------------------------------------------------------------------------------------------
      Total Return                                                 2.83%       3.11%       2.66%       3.03%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets at end of period (000)                            $40,728     $51,260     $22,844     $28,657
   Ratio of expenses to average net assets                         0.80%       0.71%       0.59%        0.60%
   Ratio of net investment income to
    average net assets                                             2.84%       3.14%       2.64%       2.97%
   Ratio of expenses to average net assets*                        0.96%       0.97%       0.98%       0.98%
---------------------------------------------------------------------------------------------------------------

* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

OTHER INFORMATION ABOUT THE FUNDS

-------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS, CLASS A SHARES                                     TREASURY RESERVE MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------------
                                  Year Ended  Year Ended  Year Ended    Year Ended    Year Ended    Year Ended
                                   July 31,    July 31,    July 31,    December 31,  December 31,  December 31,
                                     2002        2001      2000 (a)       1999          1998          1997
                                  ----------  ----------  ----------    ----------    ----------    ----------
NET ASSET VALUE, BEGINNING OF
PERIOD                                         $ 1.000      $ 1.000      $ 1.000      $ 1.000        $ 1.000
-------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
   Net investment income                         0.048        0.030        0.043       0.046        0.047
-------------------------------------------------------------------------------------------------------------
Total from Investment Activities                 0.048        0.030        0.043       0.046        0.047
-------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:                                 (0.048)      (0.030)      (0.043)     (0.046)      (0.047)
   Net investment income
-------------------------------------------------------------------------------------------------------------
      Total Distributions                      (0.048)      (0.030)      (0.043)     (0.046)      (0.047)
-------------------------------------------------------------------------------------------------------------
   Change in Net Asset Value                        --           --           --          --           --
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $1.000      $ 1.000      $ 1.000     $ 1.000       $1.000
-------------------------------------------------------------------------------------------------------------
      Total Return                                4.95%     3.07%(c)        4.38%       4.68%        4.78%
RATIOS/SUPPLEMENTAL DATA:

   Net Assets at end of
    (000) period                               $99,777     $143,901     $143,208     $167,475     $77,065
   Ratio of expenses to average
    net assets                                    0.72%    0.65%(d)         0.60%        0.77%       0.75%
   Ratio of net investment
    income to average net assets                  4.90%    5.21%(d)         4.28%        4.56%       4.68%
   Ratio of expenses to average
    net assets*                                   0.95%    0.86%(d)         0.70%        0.78%        (e)
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS, INSTITUTIONAL CLASS 1 SHARES         INSTITUTIONAL PRIME OBLIGATIONS MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------------
                                          Year Ended        Year Ended          Year Ended        Year Ended
                                           July 31,          July 31,            July 31,        December 31,
                                             2002              2001                2000             1999(b)
                                          ----------        ----------          ----------        ----------
                                                            $ 1.000
Net Asset Value, Beginning of Period                          0.054                $ 1.000         $ 1.000
-------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
   Net investment income                                      0.054                  0.057           0.042
-------------------------------------------------------------------------------------------------------------
      Total from Investment Activities                      (0.054)                  0.057           0.042
-------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:
   Net investment income                                    (0.054)                (0.057)         (0.042)
-------------------------------------------------------------------------------------------------------------
      Total Distributions                                        --                (0.057)         (0.042)
-------------------------------------------------------------------------------------------------------------
   Change in Net Asset Value                                $ 1.000                     --              --
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                 5.57%               $ 1.000         $ 1.000
-------------------------------------------------------------------------------------------------------------
      Total Return                                         $221,876                   5.82%       4.31%(c)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets at end of period (000)                           0.25%              $138,779         $69,458
   Ratio of expenses to average net
    assets                                                     5.12%                  0.21%       0.22%(d)
   Ratio of net investment income to
    average net assets                                         0.40%                  5.73%       4.82%(d)
   Ratio of expenses to average net
    assets*                                                 $ 1.000                   0.41%       0.45%(d)
-------------------------------------------------------------------------------------------------------------
*   During  the  period,  certain  fees  were  reduced/reimbursed.  If such  fee reductions/reimbursements  had not  occurred,  the ratios would have been as indicated.
(a) For the period from January 1, 2000 through  July 31, 2000.  In  conjunction with the  reorganization  of the AmSouth Funds,  the Fund changed its fiscal year end to July 31.

                                       52

(b) For the period from September 15, 1998 (commencement of operations) through July 31, 1999.
(c) Not annualized.
(d) Annualized.
(e) There were no fee reductions in this period.

OTHER INFORMATION ABOUT THE FUNDS

-------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS, INSTITUTIONAL CLASS 2 SHARES        INSTITUTIONAL PRIME OBLIGATIONS MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------------
                                          Year Ended        Year Ended          Year Ended        Year Ended
                                           July 31,          July 31,            July 31,        December 31,
                                             2002              2001                2000             1999(a)
                                          ----------        ----------          ----------        ----------
                                                             $1.000
Net Asset Value, Beginning of Period                          0.052                 $1.000          $1.000
-------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
   Net investment income                                      0.052                  0.054           0.020
-------------------------------------------------------------------------------------------------------------
      Total from Investment Activities                      (0.052)                  0.054           0.020
-------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:
   Net investment income                                    (0.052)                (0.054)         (0.020)
-------------------------------------------------------------------------------------------------------------
      Total Distributions                                        --                (0.054)         (0.020)
-------------------------------------------------------------------------------------------------------------
   Change in Net Asset Value                                 $1.000                     --              --
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                 5.31%                $1.000          $1.000
-------------------------------------------------------------------------------------------------------------
      Total Return                                         $361,629                   5.55%       1.96%(c)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets at end of period (000)                           0.50%              $180,873         $26,000
   Ratio of expenses to average net
    assets                                                     5.00%                  0.45%       0.49%(d)
   Ratio of net investment income to
    average net assets                                         0.65%                  5.69%       4.45%(d)
   Ratio of expenses to average net
    assets*                                                  $1.000                   0.66%       0.72%(d)
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS, INSTITUTIONAL CLASS 3 SHARES       INSTITUTIONAL  PRIME OBLIGATIONS MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------------
                                          Year Ended        Year Ended          Year Ended        Year Ended
                                           July 31,          July 31,            July 31,        December 31,
                                             2002              2001                2000             1999(b)
                                          ----------        ----------          ----------        ----------
NET ASSET VALUE, BEGINNING OF PERIOD                         $1.000                 $1.000          $1.000
-------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
   Net investment income                                      0.049                  0.052           0.018
-------------------------------------------------------------------------------------------------------------
      Total from Investment Activities                        0.049                  0.052           0.018
-------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:
   Net investment income                                    (0.049)                (0.052)         (0.018)
-------------------------------------------------------------------------------------------------------------
      Total Distributions                                   (0.049)                (0.052)         (0.018)
-------------------------------------------------------------------------------------------------------------
   Change in Net Asset Value                                     --                     --              --
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                               $1.000                 $1.000          $1.000
-------------------------------------------------------------------------------------------------------------
      Total Return                                             5.04%                  5.29%       1.84%(c)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets at end of period (000)                       $169,676               $114,401         $13,575
   Ratio of expenses to average net
    assets                                                     0.75%                  0.71%       0.74%(d)
   Ratio of net investment income to
    average net assets                                         4.81%                  5.43%       4.22%(d)
   Ratio of expenses to average net
    assets*                                                    0.90%                  0.91%       0.97%(d)
-------------------------------------------------------------------------------------------------------------

*   During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a) For the period from February 19, 1999 (commencement of operations) through July 31, 1999.
(b) For the period from February 22, 1999 (commencement of operations) through July 31, 1999.
(c) Not annualized.
(d) Annualized.

AMSOUTH FUNDS
3435 STELZER ROAD
COLUMBUS, OH 43219






FOR MORE INFORMATION ABOUT THE FUNDS, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

ANNUAL/SEMI-ANNUAL REPORTS (REPORTS):

The Funds' annual and semi-annual reports to shareholders contain additional information on the Funds' investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Funds, including their operational and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

You can get free copies of Reports and the SAI, prospectuses of other members of the AmSouth Funds family, or request other information and discuss your questions about the Funds by contacting a broker or bank that sells the Funds. Or contact the Funds at:

                         AmSouth Funds
                         3435 Stelzer Road
                         Columbus, Ohio 43219
                         Telephone:  1-800-451-8382
                         Internet:  http://www.amsouthfunds.com
                       -----------------------------------------------


You can review the Funds' reports and SAIs at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

o For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or by calling 1-202-942-8090, or by electronic request, by emailing the SEC at the following address: publicinfo@sec.gov.

Free from the EDGAR Database on the Commission's Website at http://www.sec.gov.

Investment Company Act File No. 811-5551.

                                  AMSOUTH FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION
                                DECEMBER 1, 2002


         This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the Prospectus of the AmSouth Value Fund, the AmSouth Capital Growth Fund, the AmSouth Large Cap Fund, the AmSouth Mid Cap Fund, the AmSouth Small Cap Fund, the AmSouth Balanced Fund, the AmSouth Select Equity Fund, the AmSouth Enhanced Market Fund, the AmSouth International Equity Fund, the AmSouth Strategic Portfolios: Aggressive Growth Portfolio, the AmSouth Strategic Portfolios: Growth Portfolio, the AmSouth Strategic Portfolios: Growth and Income Portfolio, the AmSouth Strategic Portfolios: Moderate Growth and Income Portfolio, the AmSouth Bond Fund, the AmSouth Limited Term Bond Fund, the AmSouth Government Income Fund, the AmSouth Municipal Bond Fund, the AmSouth
Florida  Tax-Exempt  Fund, the AmSouth  Tennessee  Tax-Exempt  Fund, the AmSouth
Prime Money Market Fund, the AmSouth U.S. Treasury Money Market Fund, the AmSouth Treasury Reserve Money Market Fund, the AmSouth Tax-Exempt Money Market Fund, and the AmSouth Prime Obligations Money Market Fund (each a "Fund" and collectively the "Funds"), each dated December 1, 2002.

         AmSouth Funds' Annual Report to Shareholders for the fiscal year ended July 31, 2002 is incorporated by reference in its entirety into this Statement of Additional Information. This Statement of Additional Information is incorporated by reference in its entirety into each Prospectus. Copies of the Annual Report and each Fund's Prospectus may be obtained by writing to AmSouth Funds at P.O. Box 182733, Columbus, Ohio 43218-2733, or by telephoning toll free
(800) 451-8382.

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----

AMSOUTH FUNDS..................................................................1
INVESTMENT OBJECTIVES AND POLICIES.............................................2
ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS................................3
INVESTMENT RESTRICTIONS.......................................................28
PORTFOLIO TURNOVER............................................................35
VALUATION.....................................................................36
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION................................37
TAXES.........................................................................42
MANAGEMENT OF THE TRUST.......................................................50
PERFORMANCE INFORMATION.......................................................79
ADDITIONAL INFORMATION........................................................89

                       STATEMENT OF ADDITIONAL INFORMATION

                                  AMSOUTH FUNDS

         AmSouth Funds (the "Trust") is an open-end management investment company. The Trust consists of twenty-four series of units of beneficial interest ("Shares"), each representing interests in one of twenty-four separate investment portfolios (each a "Fund"): the AmSouth Value Fund (the "Value Fund"), the AmSouth Small Cap Fund (the "Small Cap Fund"), the AmSouth Balanced Fund (the "Balanced Fund"), the AmSouth Select Equity Fund (the "Select Equity Fund"), the AmSouth Enhanced Market Fund (the "Enhanced Market Fund"), the AmSouth Capital Growth Fund (the "Capital Growth Fund"), the AmSouth Large Cap Fund (the "Large Cap Fund"), the AmSouth Mid Cap Fund (the "Mid Cap Fund"), and the AmSouth International Equity Fund (the "International Equity Fund" and these eleven Funds being collectively referred to as the "Equity Funds"), the AmSouth Strategic Portfolios: Aggressive Growth Portfolio (the "Aggressive Growth Portfolio"), the AmSouth Strategic Portfolios: Growth Portfolio (the "Growth Portfolio"), the AmSouth Strategic Portfolios: Growth and Income Portfolio (the "Growth and Income Portfolio, and the AmSouth Strategic Portfolios: Moderate Growth and Income Portfolio (the "Moderate Growth and Income Portfolio") and these four funds being collectively referred to as the "Strategic Portfolios"), the AmSouth Bond Fund (the "Bond Fund"), the AmSouth Limited Term Bond Fund (the "Limited Term Bond Fund"), the AmSouth Government Income Fund (the "Government Income Fund"), the AmSouth Municipal Bond Fund (the "Municipal Bond Fund"), the AmSouth Florida Tax-Exempt Fund (the "Florida Fund"), the AmSouth Tennessee Tax-Exempt Fund (the "Tennessee Tax-Exempt Fund") and these six Funds being collectively referred to as the "Income Funds"), the AmSouth Prime Money Market Fund (the "Prime Money Market Fund"), the AmSouth U.S. Treasury Money Market Fund (the "U.S. Treasury Fund"), the AmSouth Tax-Exempt Money Market Fund (the "Tax-Exempt Fund"), the AmSouth Treasury Reserve Money Market Fund (the "Treasury Reserve Fund" and these four Funds being collectively referred to as the "Money Market Funds"), and the AmSouth Institutional Prime Obligations Money Market Fund (the "Institutional Prime Obligations Fund" or the "Institutional Money Market Fund"). The Florida Fund and the Municipal Bond Fund are also collectively referred to herein as the "Tax-Free Funds." The Funds, except for the U.S. Treasury Fund, the Tax-Exempt Fund, the Treasury Reserve Fund, and the Institutional Prime Obligations Fund, offer three classes of Shares: Class I Shares, Class A Shares, and Class B Shares. The U.S. Treasury Fund, the Treasury Reserve Fund, and the Tax-Exempt Fund offer two classes of Shares: Class I Shares and Class A Shares. The Institutional Prime Obligations Fund offers three classes of Shares: Institutional Class 1 Shares, Institutional Class 2 Shares, and Institutional Class 3 Shares, formerly, Class I Shares, Class II Shares and Class III Shares. Much of the information contained in this Statement of Additional Information expands on subjects discussed in the Prospectuses. This Statement of Additional Information relates to all Funds. Capitalized terms not defined herein are defined in the Prospectuses. No investment in Shares of a Fund should be made without first reading that Fund's Prospectus.

                       INVESTMENT OBJECTIVES AND POLICIES

STRATEGIC PORTFOLIOS

         Each Strategic Portfolio seeks to achieve its investment objective by allocating its assets among other mutual funds ("Underlying Funds") advised by the Advisor, within predetermined strategy ranges, as set forth below. AmSouth Investment Management Company, LLC ("AIMCO"), the investment advisor to the Trust ("Advisor") will make allocation decisions according to its outlook for the economy, financial markets and relative market valuation of the Underlying Funds. AIMCO is a wholly-owned subsidiary of AmSouth Bank ("AmSouth").

         Each Strategic Portfolio will invest its assets in the Underlying Funds within the strategy ranges (expressed as a percentage of the Strategic Portfolio's assets) indicated below:

                                                                           STRATEGY RANGES
                                                                           ---------------
                                                                                                   MODERATE
                                                   AGGRESSIVE                     GROWTH AND      GROWTH AND
                                                     GROWTH          GROWTH         INCOME          INCOME
                  UNDERLYING FUND                  PORTFOLIO        PORTFOLIO      PORTFOLIO      PORTFOLIO
                  ---------------                  ----------       ---------     ----------      ----------
Value Fund...............................              0-20%            0-15%          0-15%          0-15%
Select Equity Fund.......................              0-15%            0-15%          0-10%          0-10%
Enhanced Market Fund.....................              0-25%            0-20%          0-15%          0-15%
Large Cap Fund...........................              0-15%            0-15%          0-10%          0-10%
Capital Growth Fund......................              0-20%            0-15%          0-15%          0-15%
Mid Cap Fund.............................              0-15%            0-15%          0-10%          0-10%
Small Cap Fund...........................              0-25%            0-15%          0-10%          0-10%
International Equity Fund................              0-15%            0-15%          0-10%          0-10%
Government Income Fund...................                 0%            0-15%          0-20%          0-25%
Bond Fund................................                 0%            0-15%          0-20%          0-25%
Limited Term Bond Fund...................              0-10%            0-15%          0-20%          0-20%
Prime Money Market Fund..................               0-5%             0-5%           0-5%           0-5%

         The Strategic Portfolios' selection of the Underlying Funds in which to invest, as well as the percentage of a Strategic Portfolio's assets which can be invested in each Underlying Fund, are not fundamental investment policies and can be changed without the approval of shareholders.

         Changes in the net asset value of the Underlying Funds may affect cash income, if any, derived from these investments and will affect a Strategic Portfolio's net asset value. Because each Strategic Portfolio invests primarily in other mutual funds, which fluctuate in value, the Strategic Portfolio's shares will correspondingly fluctuate in value. Although the Strategic
Portfolios normally seek to remain substantially fully invested in the Underlying Funds, each Strategic Portfolio may invest temporarily in certain short-term obligations. Such obligations may be used to invest uncommitted cash balances or to maintain liquidity to meet shareholder redemptions. Each Strategic Portfolio also may borrow money for temporary or emergency purposes.

         The Investment Company Act of 1940 (the "1940 Act") permits the Strategic Portfolios to invest without limitation in other investment companies that are part of the same "group of investment companies" (as defined in the

1940 Act), as the Strategic Portfolios and the Underlying Funds, provided that the Strategic Portfolios observe certain limitations on the amount of sales loads and distribution-related fees that are borne by shareholders and do not invest in other funds of funds.

                 ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS

         The  following   policies   supplement   the   investment   objectives,
restrictions and policies of each Fund as set forth in the respective Prospectus for that Fund.

         HIGH QUALITY INVESTMENTS WITH REGARD TO THE MONEY MARKET FUNDS AND THE INSTITUTIONAL MONEY MARKET FUND. As noted in the Prospectuses for the Money Market Funds and the Institutional Money Market Fund, each such Fund may invest only in obligations determined by the Advisor to present minimal credit risks under guidelines adopted by the Trust's Trustees.

         With regard to the Prime Money Market Fund and the Institutional Prime Obligations Fund, investments will be limited to those obligations which, at the time of purchase, (i) possess the highest short-term ratings from at least two nationally recognized statistical ratings organizations ("NRSROs"); or (ii) do not possess a rating, (i.e., are unrated) but are determined by the Advisor to be of comparable quality to the rated instruments eligible for purchase by the Fund under guidelines adopted by the Trustees. With regard to the Tax-Exempt Fund, investments will be limited to those obligations which, at the time of purchase, (i) possess one of the two highest short-term ratings from an NRSRO; or (ii) possess, in the case of multiple-rated securities, one of the two highest short-term ratings by at least two NRSROs; or (iii) do not possess a rating, (i.e., are unrated) but are determined by the Advisor to be of comparable quality to the rated instruments eligible for purchase by the Fund under the guidelines adopted by the Trustees. For purposes of these investment limitations, a security that has not received a rating will be deemed to possess the rating assigned to an outstanding class of the issuer's short-term debt obligations if determined by the Advisor to be comparable in priority and security to the obligation selected for purchase by a Fund. (The above-described securities which may be purchased by the Prime Money Market Fund and the Tax-Exempt Fund are hereinafter referred to as "Eligible Securities.")

         A security subject to a tender or demand feature will be considered an Eligible Security only if both the demand feature and the underlying security possess a high quality rating or, if such do not possess a rating, (i.e., are unrated) but are determined by the Advisor to be of comparable quality; provided, however, that where the demand feature would be readily exercisable in the event of a default in payment of principal or interest on the underlying security, the obligation may be acquired based on the rating possessed by the demand feature or, if the demand feature does not possess a rating, a determination of comparable quality by the Advisor. A security which at the time of issuance had a maturity exceeding 397 days but, at the same time of purchase, has a remaining maturity of 397 days or less, is not considered an Eligible Security if it does not possess a high quality rating and the long-term rating, if any, is not within the two highest rating categories of an NRSRO.

         The Prime Money Market Fund and the Institutional Prime Obligations Fund will each not invest more than 5% of its total assets in the securities of any one issuer, except that each Fund may invest up to 25% of its total assets in the securities of a single issuer for a period of up to three business days. If a percentage limitation is satisfied at the time of purchase, a later increase in such percentage resulting from a change in the Fund's net asset value or a subsequent change in a security's qualification as an Eligible Security will not constitute a violation of the limitation. In addition, there is no limit on the percentage of the Fund's assets that may be invested in obligations issued or guaranteed by the U.S. government, its agencies, and instrumentalities and repurchase agreements fully collateralized by such obligations.

         Under the guidelines adopted by the Trust's Trustees and in accordance with Rule 2a-7 under the 1940 Act, the Advisor may be required promptly to dispose of an obligation held in a Fund's portfolio in the event of certain developments that indicate a diminishment of the instrument's credit quality, such as where an NRSRO downgrades an obligation below the second highest rating category, or in the event of a default relating to the financial condition of the issuer.

         The Appendix to this Statement of Additional Information identifies each NRSRO that may be utilized by the Advisor with regard to portfolio investments for the Funds and provides a description of relevant ratings assigned by each such NRSRO. A rating by an NRSRO may be utilized only where the NRSRO is neither controlling, controlled by, or under common control with the issuer of, or any issuer, guarantor, or provider of credit support for, the instrument.

         BANKERS' ACCEPTANCES AND CERTIFICATES OF DEPOSIT. All of the Funds, except the U.S. Treasury Fund, and the Treasury Reserve Fund, may invest in bankers' acceptances, certificates of deposit, and demand and time deposits. Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return. The Prime Money Market Fund and the Institutional Prime Obligations Fund will not invest in excess of 10% of their net assets in time deposits, including ETDs and CTDs but not including certificates of deposit, with maturities in excess of seven days which are subject to penalties upon early withdrawal.

         Bankers' acceptances will be those guaranteed by domestic and foreign banks, if at the time of purchase, such banks have capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements). Certificates of deposit and demand and time deposits will be those of domestic and foreign banks and savings and loan associations, if (a) at the time of purchase they have capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements) or (b) the principal amount of the instrument is insured in full by the Federal Deposit Insurance Corporation.

         COMMERCIAL PAPER. Each Fund, except for the U.S. Treasury Fund and the Treasury Reserve Fund may invest in commercial paper. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

         Each Fund except the U.S. Treasury Fund, the Treasury Reserve Fund, the Tax-Exempt Fund, and the Tax-Free Funds may invest in (i) Canadian Commercial Paper, which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and (ii) Europaper, which is U.S. dollar-denominated commercial paper of an issue located in Europe.

         HIGH YIELD SECURITIES. To a limited extent, the Capital Growth Fund, may invest in high yield convertible securities. High yield securities are securities that are rated below investment grade by an NRSRO (e.g., "BB" or lower by S&P and "Ba" or lower by Moody's). The Capital Growth Fund may invest in securities rated as low as Ba by Moody's or BB by S&P, Fitch, or Duff. Other terms used to describe such securities include "lower rated bonds," "non-investment grade bonds" and "junk bonds." Generally, lower rated debt securities provide a higher yield than higher rated debt securities of similar maturity, but are subject to a greater degree of risk with respect to the ability of the issuer to meet its principal and interest obligations. Issuers of high yield securities may not be as strong financially as those issuing higher rated securities. The securities are regarded as predominantly speculative. The market value of high yield securities may fluctuate more than the market value of higher rated securities, since high yield securities tend to reflect short-term corporate and market developments to a greater extent than higher rated securities, which fluctuate primarily in response to the general level of interest rates, assuming that there has been no change in the fundamental interest rates, assuming that there has been no change in the fundamental quality of such securities. The market prices of fixed income securities generally fall when interest rates rise. Conversely, the market prices of fixed-income securities generally rise when interest rates fall.

         Additional risks of high yield securities include limited liquidity and secondary market support. As a result, the prices of high yield securities may decline rapidly in the event that a significant number of holders decide to sell. Changes in expectations regarding an individual issuer, an industry or high yield securities generally could reduce market liquidity for such securities and make their more difficult, at least in the absence of price concessions. Reduced liquidity also could adversely affect the ability to accurately value high yield securities. Issuers of high yield securities also are more vulnerable to real or perceived economic changes (for instance, an economic downturn or prolonged period of rising interest rates), political changes or adverse developments specific to the issuer. Adverse economic, political or other developments may impair the issuer's ability to service principal and interest obligations, to meet projected business goals and to obtain additional financing, particularly if the issuer is highly leveraged.

         INSURANCE COMPANY FUNDING AGREEMENTS. The International Equity Fund, the Mid Cap Fund, the Large Cap Fund, the Capital Growth Fund, the Bond Fund, the Limited Term Bond Fund, the Tennessee Tax-Exempt Fund, the Prime Money Market Fund, and the Institutional Prime Obligations Fund may invest in funding agreements ("Funding Agreements"), also known as guaranteed investment contracts, issued by insurance companies. Pursuant to such agreements, these Funds invest an amount of cash with an insurance company and the insurance company credits such investment on a monthly basis with guaranteed interest which is based on an index. The Funding Agreements provide that this guaranteed interest will not be less than a certain minimum rate. These Funds will only purchase a Funding Agreement (i) when the Advisor has determined, under guidelines established by the Board of Trustees, that the Funding Agreement presents minimal credit risks to the Fund and is of comparable quality to instruments that are rated high quality by a nationally recognized statistical rating organization that is not an affiliated person, as defined in the 1940 Act, of the issuer, or any insurer, guarantor, provider of credit support for the instrument and (ii) if it may receive all principal of and accrued interest on a Funding Agreement at any time upon thirty days' written notice. Because these Funds may not receive the principal amount of a Funding Agreement from the insurance company on seven days' notice or less, the Funding Agreement is considered an illiquid investment, and, together with other instruments in such Fund which are not readily marketable, will not exceed 15% of such Fund's net assets in the case of the Bond Fund, the Limited Term Bond Fund, the International Equity Fund, the Large Cap Fund, and the Mid Cap Fund, and 10% of such Funds net assets in the case of the Prime Money Market Fund, the Capital Growth Fund, and the Tennessee Tax-Exempt Fund. In determining average weighted portfolio maturity, a Funding Agreement will be deemed to have a maturity equal to 30 days, representing the period of time remaining until the principal amount can be recovered through demand.

         VARIABLE AMOUNT MASTER DEMAND NOTES. Variable amount master demand notes, in which the Prime Money Market Fund, the Institutional Prime Obligations Fund, the Equity Funds, and the Bond Funds may invest, are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic readjustments in the interest rate according to the terms of the instrument. They are also referred to as variable rate demand notes. Because these notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there may be no secondary market in the notes, a Fund may demand payment of principal and accrued interest at any time or during specified periods not exceeding one year, depending upon the instrument involved, and may resell the note at any time to a third party. The absence of such an active secondary market, however, could make it difficult for the Funds to dispose of a variable amount master demand note if the issuer defaulted on its payment obligations or during periods when the Funds are not entitled to exercise their demand rights, and the Funds could, for this or other reasons, suffer a loss to the extent of the default. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes must satisfy the same criteria as set forth above for commercial paper. The Advisor or Sub-Advisor will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand. Where necessary to ensure that a note is of "high quality," a Fund will require that the issuer's obligation to pay the principal of the note be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend. In determining the dollar-weighted average portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the period of time remaining until the principal amount can be recovered from the issuer through demand.

         VARIABLE AND FLOATING RATE NOTES AND BONDS. The International Equity Fund, the Mid Cap Fund, the Large Cap Fund, the Capital Growth Fund, the Tax-Exempt Fund, the Bond Fund, the Limited Term Bond Fund, the Tax-Free Funds, and the Tennessee Tax-Exempt Fund may acquire variable and floating rate notes and bonds, subject to each Fund's investment objective, policies and restrictions. A variable rate note is one whose terms provide "for the
readjustment   of  its  interest  rate  on  set  dates  and  which,   upon  such
readjustment, can reasonably be expected to have a market value that approximates its par value." A floating rate note is one whose terms provide for the readjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Such notes are frequently not rated by credit rating agencies; however, unrated variable and floating rate notes purchased by a Fund will be determined by the Advisor under guidelines established by the Trust's Board of Trustees to be of comparable quality at the time of purchase to rated instruments eligible for purchase under the Fund's investment policies. In making such determinations, the Advisor will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by a Fund, the Fund may resell the note at any time to a third party. The absence of an active secondary market, however, could make it difficult for the Fund to dispose of a variable or floating rate note in the event the issuer of the note defaulted on its payment obligations and the Fund could, as a result or for other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit or drafts.

         For purposes of these Funds, the maturities of the variable and floating rate notes will be determined in accordance with Rule 2a-7 under the 1940 Act.

         PARTICIPATION INTERESTS AND TRUST RECEIPTS. The International Equity Fund, the Mid Cap Fund, the Large Cap Fund, the Capital Growth Fund and the Tennessee Tax-Exempt Fund each may purchase from financial institutions and trusts created by such institutions participation interests and trust receipts in securities in which it may invest and may enter into loan participation agreements. A participation interest or receipt gives the Fund an undivided interest in the security in the proportion that the Fund's participation interest or receipt bears to the total principal amount of the security. These instruments may have fixed, floating or variable rates of interest with remaining maturities of 397 days or less. If the instrument is unrated, or has been given a rating below that which is permissible for purchase by the Fund, the instrument will be backed by an irrevocable letter of credit or guarantee of a bank or other entity the debt securities of which are rated high quality, or the payment obligation otherwise will be collateralized by U.S. Government securities, or, in the case of unrated instruments, the Advisor, acting upon delegated authority from the Trust's Board of Trustees, must have determined that the instrument is of comparable quality to those instruments in which the Fund may invest. Participation interests or trust receipts with a rating below high quality that are backed by an irrevocable letter of credit or guarantee as described above will be purchased only if the Advisor, acting as described above, determines after an analysis of, among other factors, the creditworthiness of the guarantor that such instrument is high quality, and if the rating agency did not include the letter of credit or guarantee in its determination of the instrument's rating. If the rating of a participation interest or trust receipt is reduced subsequent to its purchase by the Fund, the Advisor will consider, in accordance with procedures established by the Board of Trustees, all circumstances deemed relevant in determining whether the Fund should continue to hold the instrument. The guarantor of a participation interest or trust receipt will be treated as a separate issuer. For certain participation interests and trust receipts, the Fund will have the unconditional right to demand payment, on not more than seven days' notice, for all or any part of the Fund's interest in the security, plus accrued interest. As to these instruments, the Fund intends to exercise its right to demand payment only upon a default under the terms of the security, as needed to provide liquidity to meet redemptions, or to maintain or improve the quality of its investment portfolio.

         ZERO COUPON OBLIGATIONS. Each Fund may acquire zero-coupon obligations evidencing ownership of future interest and principal payments on U.S. Treasury bonds. Such zero-coupon obligations pay no current interest and are typically sold at prices greatly discounted from par value, with par value to be paid to the holder at maturity. The return on a zero-coupon obligation, when held to maturity, equals the difference between the par value and the original purchase price. Zero-coupon obligations have greater price volatility than coupon obligations and such obligations will be purchased when the yield spread, in light of the obligation's duration, is considered advantageous. The Bond Fund will only purchase zero-coupon obligations if, at the time of purchase, such investments do not exceed 15% of the value of the Bond Fund's total assets, and the Limited Term Bond Fund and the Tennessee Tax-Exempt Fund will only purchase zero-coupon obligations if, at the time of purchase, such investments do not exceed 25% of the value of the Limited Term Bond Fund's total assets. The International Equity Fund, the Mid Cap Fund, the Large Cap Fund, the Capital Growth Fund, and the Tennessee Tax-Exempt Fund also may invest in zero coupon securities issued by corporations and financial institutions which constitute a proportionate ownership of the issuer's pool of underlying U.S. Treasury securities.

         An increase in interest rates will generally reduce the value of the investments in the Income Funds and a decline in interest rates will generally increase the value of those investments. Depending upon prevailing market conditions, the Advisor may purchase debt securities at a discount from face value, which produces a yield greater than the coupon rate. Conversely, if debt securities are purchased at a premium over face value, the yield will be lower than the coupon rate. In making investment decisions, the Advisor will consider many factors other than current yield, including the preservation of capital, maturity, and yield to maturity.

         FOREIGN INVESTMENT. All of the Funds, except the U.S. Treasury Fund, the Treasury Reserve Fund, the Tennessee Tax-Exempt Fund, and the Tax-Free Funds, may, subject to their investment objectives, restrictions and policies, invest in certain obligations or securities of foreign issuers. Permissible investments include Eurodollar Certificates of Deposit ("ECDs") which are U.S. dollar denominated certificates of deposit issued by branches of foreign and domestic banks located outside the United States, Yankee Certificates of Deposit ("Yankee CDs") which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States, Eurodollar Time Deposits ("ETD's") which are U.S. dollar denominated deposits in a foreign branch of a U.S. bank or a foreign bank, Canadian Time Deposits ("CTD's") which are U.S. dollar denominated certificates of deposit issued by Canadian offices of major Canadian Banks, and American Depository Receipts ("ADRs") which are foreign shares of a company held by a U.S. bank which issues a receipt evidencing ownership. Investments in securities issued by foreign branches of U.S. banks, foreign banks, or other foreign issuers, including ADRs and securities purchased on foreign securities exchanges, may subject the Funds to investment risks that differ in some respects from those related to investment in obligations of U.S. domestic issuers or in U.S. securities markets. Such risks include future adverse political and economic developments, possible seizure, currency blockage, nationalization or expropriation of foreign investments, less stringent disclosure requirements, the possible establishment of exchange controls or taxation at the source, and the adoption of other foreign governmental restrictions. Additional risks include currency exchange risks, less publicly available information, the risk that companies may not be subject to the accounting, auditing and financial reporting standards and requirements of U.S. companies, the risk that foreign securities markets may have less volume and therefore many securities traded in these markets may be less liquid and their prices more volatile than U.S. securities, and the risk that custodian and brokerage costs may be higher. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks. A Fund will acquire such securities only when the Advisor or Sub-Advisor believes the risks associated with such investments are minimal.

         REPURCHASE AGREEMENTS. Securities held by each Fund may be subject to repurchase agreements. Under the terms of a repurchase agreement, a Fund would acquire securities from member banks of the Federal Deposit Insurance Corporation with capital, surplus, and undivided profits of not less than $100,000,000 (as of the date of their most recently published financial statements) and from registered broker-dealers which the Advisor or Sub-Advisor deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price would generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest) and the Advisor or Sub-Advisor will monitor the collateral's value to ensure that it equals or exceeds the repurchase price (including accrued interest). In addition, securities subject to repurchase agreements will be held in a segregated account.

         If the seller were to default on its repurchase obligation or become insolvent, the Fund holding such obligation would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. Additionally, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying security to the seller's estate. Securities subject to repurchase agreements will be held by the Trust's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

         REVERSE REPURCHASE AGREEMENTS. As discussed in each Prospectus, each Fund, except the International Equity Fund, the Mid Cap Fund, the Large Cap Fund, the Mid Cap Fund, the Capital Growth Fund, and the Tennessee Tax-Exempt Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements in accordance with the Fund's investment restrictions. Pursuant to such an agreement, a Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase the securities at a mutually agreed-upon date and price. Each Fund intends to enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets consistent with the Fund's investment restrictions having a value equal to the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained. Such assets will include U.S. government securities or other liquid high quality debt securities in the case of the Money Market Funds, the Institutional Money Market Fund, and the Bond Funds or other liquid, high-grade debt securities, in the case of the Value Fund, the Small Cap Fund, the Mid Cap Fund, the Balanced Fund, the Select Equity Fund, and the Enhanced Market Fund. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which a Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by a Fund under the 1940 Act.

         U.S. GOVERNMENT OBLIGATIONS. The U.S. Treasury Fund will invest exclusively in bills, notes and bonds issued by the U.S. Treasury. Such obligations are supported by the full faith and credit of the U.S. government. Each of the other Funds may invest in such obligations and in other obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities. Such other obligations may include those such as GNMA and the Export-Import Bank of the United States, which are supported by the full faith and credit of the U.S. government; others, such as those of FNMA, which are supported by the right of the issuer to borrow from the Treasury; others which are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; and still others, such as those of the Federal Farm Credit Banks or FHLMC, which are supported only by the credit of the instrumentality. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not obligated to do so by law. A Fund will invest in the obligations of such agencies and instrumentalities only when the Advisor or Sub-Advisor believes that the credit risk with respect thereto is minimal.

         The principal governmental (i.e., backed by the full faith and credit of the U.S. government) guarantor of mortgage-related securities is GNMA. GNMA is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of FHA-insured or VA-guaranteed mortgages.

         Government-related (i.e., not backed by the full faith and credit of the U.S. government) guarantors include FNMA and FHLMC. FNMA and FHLMC are government-sponsored corporations owned entirely by private stockholders. Pass-through securities issued by FNMA and FHLMC are guaranteed as to timely payment of principal and interest by FNMA and FHLMC but are not backed by the full faith and credit of the U.S. government.

         WHEN-ISSUED OR FORWARD COMMITMENT SECURITIES. As discussed in the Prospectuses, each Fund except the Prime Money Market Fund, the Institutional Prime Obligations Fund, and the U.S. Treasury Fund may purchase securities on a when-issued basis (i.e., for delivery beyond the normal settlement date at a stated price and yield). When a Fund agrees to purchase securities on a when-issued basis, the Fund's custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy the purchase commitment, and in such a case, the Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Securities purchased on a "when-issued" basis are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. Each of the Value Fund, the Small Cap Fund, the Balanced Fund, the Select Equity Fund, and the Enhanced Market Fund expects that commitments to purchase "when-issued" securities will not exceed 25% of the value of its total assets under normal market conditions, and that a commitment to purchase "when-issued" securities will not exceed 60 days. In addition, because a Fund will set aside cash or liquid portfolio securities to satisfy its purchase commitments in the manner described above, a Fund's liquidity and the ability of the Advisor or Sub-Advisor to manage it might be affected in the event its commitments to purchase when-issued securities ever exceeded 25% of the value of its total assets.

         When a Fund engages in when-issued transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Fund incurring a loss or missing the opportunity to obtain a price considered to be advantageous. No Fund intends to purchase when-issued securities for speculative purposes but only in furtherance of its investment objective.

         ASSET-BACKED SECURITIES. The Bond Fund, the Limited Term Bond Fund, the Institutional Prime Obligations Fund, the Capital Growth Fund, the Mid Cap Fund, and the Prime Money Market Fund may invest in securities backed by automobile receivables and credit-card receivables and other securities backed by other types of receivables.

         Offerings of Certificates for Automobile Receivables ("CARS") are structured either as flow-through grantor trusts or as pay-through notes. CARS structured as flow-through instruments represent ownership interests in a fixed pool of receivables. CARS structured as pay-through notes are debt instruments supported by the cash flows from the underlying assets. CARS may also be structured as securities with fixed payment schedules which are generally issued in multiple-classes. Cash-flow from the underlying receivables is directed first to paying interest and then to retiring principal via paying down the two respective classes of notes sequentially. Cash-flows on fixed-payment CARS are certain, while cash-flows on other types of CARS issues depends on the prepayment rate of the underlying automobile loans. Prepayments of automobile loans are triggered mainly by automobile sales and trade-ins. Many people buy new cars every two or three years, leading to rising prepayment rates as a pool becomes more seasoned.

         Certificates for Amortizing Revolving Debt ("CARDS") represent participation in a fixed pool of credit card accounts. CARDS pay "interest only" for a specified period, typically 18 months. The CARD'S principal balance remains constant during this period, while any cardholder repayments or new borrowings flow to the issuer's participation. Once the principal amortization phase begins, the balance declines with paydowns on the underlying portfolio. CARDS have monthly payment schedules, weighted-average lives of 18-24 months and stated final maturities ranging from 3 to 5 years. Cash flows on CARDS are certain during the interest-only period. After this initial interest-only period, the cash flow will depend on how fast cardholders repay their borrowings. Historically, monthly cardholder repayment rates have been relatively fast. As a consequence, CARDS amortize rapidly after the end of the interest-only period. During this amortization period, the principal payments on CARDS depend specifically on the method for allocating cardholder repayments to investors. In many cases, the investor's participation is based on the ratio of the CARDS' balance to the total credit card portfolio balance. This ratio can be adjusted monthly or can be based on the balances at the beginning of the amortization period. In some issues, investors are allocated most of the repayments, regardless of the CARDS' balance. This method results in especially fast amortization.

         Credit support for asset-backed securities may be based on the underlying assets or provided by a third party. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and over collateralization. The Bond Fund and the Limited Term Bond Fund will only purchase an asset-backed security if it is rated at the time of purchase in one of the three highest rating categories by an NRSRO or, if unrated, found by the Advisor under guidelines established by the Trust's Board of Trustees to be of comparable quality. Asset-backed securities purchased by the Institutional Prime Obligations Fund will be subject to the same quality requirements as other securities purchased by the Fund.

         MORTGAGE-RELATED SECURITIES. Mortgage-related securities have mortgage obligations backing such securities, including among others, conventional thirty year fixed rate mortgage obligations, graduated payment mortgage obligations, fifteen year mortgage obligations, and adjustable rate mortgage obligations. All of these mortgage obligations can be used to create pass-through securities. A pass-through security is created when mortgage obligations are pooled together and undivided interests in the pool or pools are sold. The cash flow from the mortgage obligations is passed through to the holders of the securities in the form of periodic payments of interest, principal and prepayments (net of a service fee). Prepayments occur when the holder of an individual mortgage obligation prepays the remaining principal before the mortgage obligation's scheduled maturity date. As a result of the pass-through of prepayments of principal on the underlying securities, mortgage-backed securities are often subject to more rapid prepayment of principal than their stated maturity would indicate. Because the prepayment characteristics of the underlying mortgage obligations vary, it is not possible to predict accurately the realized yield or average life of a particular issue of pass-through certificates. Prepayment rates are important because of their effect on the yield and price of the securities. Accelerated prepayments have an adverse impact on yields for pass-throughs purchased at a premium (i.e., a price in excess of principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized at the time the obligation is repaid. The opposite is true for pass-throughs purchased at a discount. The Government Income Fund may purchase mortgage-related securities at a premium or at a discount.

         MORTGAGE-RELATED SECURITIES ISSUED BY NONGOVERNMENTAL ENTITIES. The Government Income Fund and the Capital Growth Fund may invest in mortgage-related securities issued by nongovernmental entities. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issues also create pass-through pools of conventional residential mortgage loans. Such issuers may also be the originators of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such nongovernmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payments in the former pools. However, timely payment of interest and principal of these pools is supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurers and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Government Income Fund's investment quality standards. There can be no assurance that the private insurers can meet their obligations under the policies. The Government Income Fund may buy mortgage-related securities without insurance or guarantees if through an examination of the loan experience and practices of the poolers the Advisor determines that the securities meet the Government Income Fund's quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable. The Government Income Fund and the Capital Growth Fund will not purchase mortgage-related securities or any other assets which in the Advisor's opinion are illiquid, if as a result, more than 15% of the value of the Government Income Fund's or more than 10% of the value of the Capital Growth Fund's net assets will be illiquid.

         COLLATERALIZED MORTGAGE OBLIGATIONS. Mortgage-related securities in which the Government Income Fund, the Mid Cap Fund and the Capital Growth Fund may invest may also include collateralized mortgage obligations ("CMOs"). CMOs are debt obligations issued generally by finance subsidiaries or trusts that are secured by mortgage-backed certificates, including, in many cases, certificates issued by government-related guarantors, including GNMA, FNMA and FHLMC, together with certain funds and other collateral. Although payment of the principal of and interest on the mortgage-backed certificates pledged to secure the CMOs may be guaranteed by GNMA, FNMA or FHLMC, the CMOs represent obligations solely of the issuer and are not insured or guaranteed by GNMA, FHLMC, FNMA or any other governmental agency, or by any other person or entity. The issuers of the CMOs typically have no significant assets other than those pledged as collateral for the obligations. The staff of the Securities and Exchange Commission has determined that certain issuers of CMOs are investment companies for purposes of the 1940 Act.

         CMOs may include Stripped Mortgage Securities. Such securities are derivative multiclass mortgage securities issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped Mortgage Securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of Stripped Mortgage Security will have one class receiving all of the interest from the mortgage assets (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the securities' yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the security is rated AAA or Aaa.

         The Stripped Mortgage Securities held by the Funds will be considered liquid securities only under guidelines established by the Trust's Board of Trustees, and the Fund will not purchase a Stripped Mortgage Security that is illiquid if, as a result thereof, more than 15% of the value of the Fund's net assets would be invested in such securities and other illiquid securities.

         In reliance on a recent staff interpretation, the Funds' investment in certain qualifying CMOs, including CMOs that have elected to be treated as Real Estate Mortgage Investment Conduits (REMICs), are not subject to the 1940 Act's limitation on acquiring interests in other investment companies. In order to be able to rely on the staff's interpretation, the CMOs and REMICs must be unmanaged, fixed-asset issuers, that (a) invest primarily in mortgaged-backed securities, (b) do not issue redeemable securities, (c) operate under general exemptive orders exempting them from all provisions of the 1940 Act, and (d) are not registered or regulated under the 1940 Act as investment companies. To the extent that the Funds select CMOs or REMICs that do not meet the above requirements, the Funds' investment in such securities will be subject to the limitations on its investment in investment company securities. See "Investment Company Securities" in this Statement of Additional Information.

         The Funds expect that governmental, government-related or private entities may create mortgage loan pools offering pass-through investments in addition to those described above. The mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may be different from customary long-term fixed rate mortgages. As new types of mortgage-related securities are developed and offered to investors, the Advisor will, consistent with each Fund's investment objective, policies and quality standards, consider making investments in such new types of securities.

         CONVERTIBLE SECURITIES. Each of the Equity Funds may invest in convertible securities. Convertible securities are fixed-income securities which may be exchanged or converted into a predetermined number of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. Each Fund other than the Balanced Fund may invest in convertible securities rated "BBB" or higher by an NRSRO at the time of investment, or if unrated, of comparable quality. The Balanced Fund may invest in convertible securities rated "A" or higher by an NRSRO or, if unrated, of comparable quality. If a convertible security falls below these minimum ratings after a Fund has purchased it, a Fund is not required to drop the convertible bond from its portfolio, but will consider appropriate action. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for different investment objectives.

         Securities which are rated "BB" or lower by Standard & Poor's or "Ba" or lower by Moody's either have speculative characteristics or are speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligations. A description of the rating categories is contained in the Appendix to the Statement of Additional Information.

         Corporate debt obligations that are not determined to be investment-grade are high-yield, high-risk bonds, typically subject to greater market fluctuations and greater risk of loss of income and principal due to an issuer's default. To a greater extent than investment-grade securities, lower rated securities tend to reflect short-term corporate, economic and market developments, as well as investor perceptions or the issuer's credit quality. Because investments in lower rated securities involve greater investment risk, achievement of a Fund's investment objective may be more dependent on the Sub-Advisor's credit analysis than would be the case if the Fund were investing in higher rated securities. High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. A projection of an economic downturn, for example, could cause a decline in high yield prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. In addition, the secondary trading market for high yield securities may be less liquid than the market for higher grade securities. The market prices of debt securities also generally fluctuate with changes in interest rates so that the Fund's net asset value can be expected to decrease as long-term interest rates rise and to increase as long-term rates fall. In addition, lower rated securities may be more difficult to dispose of or to value than high-rated, lower-yielding securities. The Sub-Advisor attempts to reduce the risks described above through diversification of the portfolio and by credit analysis of each issuer as well as by monitoring broad economic trends and corporate and legislative developments.

         Convertible bonds and convertible preferred stocks are fixed-income securities that generally retain the investment characteristics of fixed-income securities until they have been converted but also react to movements in the underlying equity securities. The holder is entitled to receive the fixed-income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege. Usable bonds are corporate bonds that can be used in whole or in part, customarily at full face value, in lieu of cash to purchase the issuer's common stock. When owned as part of a unit along with warrants, which are options to buy the common stock, they function as convertible bonds, except that the warrants generally will expire before the bond's maturity. Convertible securities are senior to equity securities, and, therefore, have a claim to assets of the corporation prior to the holders of common stock in the case of liquidation. However, convertible securities are generally subordinated to similar non-convertible securities of the same company. The interest income and dividends from convertible bonds and preferred stocks provide a stable stream of income with generally higher yields than common stocks, but lower than non-convertible securities of similar quality.

         The Funds will exchange or convert the convertible securities held in portfolio into shares of the underlying common stock in instances in which, in the opinion of the Advisor or Sub-Advisor, the investment characteristics of the underlying common shares will assist a Fund in achieving its investment objectives. Otherwise, a Fund will hold or trade the convertible securities. In selecting convertible securities for a Fund, the Advisor or Sub-Advisor evaluates the investment characteristics of the convertible security as a fixed-income instrument, and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the Advisor or Sub-Advisor considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

         As  with  all  debt  securities,   the  market  values  of  convertible
securities tend to increase when interest rates decline and, conversely, tend to decline when interest rates increase.

         CALLS. The Equity Funds, the Bond Fund, the Limited Term Bond Fund and the Government Income Fund may write (sell) "covered" call options and purchase options to close out options previously written by it. Such options must be issued by the Options Clearing Corporation and may or may not be listed on a National Securities Exchange. The purpose of writing covered call options is to generate additional premium income for a Fund. This premium income will serve to enhance the Fund's total return and will reduce the effect of any price decline of the security involved in the option. Covered call options will generally be written on securities which, in the Advisor's or Sub-Advisor's opinion, are not expected to make any major price moves in the near future but which, over the long term, are deemed to be attractive investments for the Fund.

         A call option gives the holder (buyer) the "right to purchase" a security at a specified price (the exercise price) at any time until a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he or she may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring him or her to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by repurchasing an option identical to that previously sold. To secure his or her obligation to deliver the underlying security in the case of a call option, a writer is required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation. The Funds will write only covered call options. This means that a Fund will only write a call option on a security which it already owns.

         Fund securities on which call options may be written will be purchased solely on the basis of investment considerations consistent with a Fund's investment objectives. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked or uncovered options, which the Funds will not do), but capable of enhancing a Fund's total return. When writing a covered call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but retains the risk of loss should the price of the security decline. Unlike when a Fund owns securities not subject to an option, these Funds will not have any control over when they may be required to sell the underlying securities, since they may be assigned an exercise notice at any time prior to the expiration of their obligation as a writer. If a call option which the Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security. The security covering the call will be maintained in a segregated account of the Fund's custodian. The Funds will consider a security covered by a call to be "pledged" as that term is used in its policy which limits the pledging or mortgaging of its assets.

         The premium received is the market value of an option. The premium a Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, and the length of the option period. Once the decision to write a call option has been made, the Advisor or Sub-Advisor, in determining whether a particular call option should be written on a particular security, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. The premium received by a Fund for writing covered call options will be recorded as a liability in the Fund's statement of assets and liabilities. This liability will be adjusted daily to the option's current market value, which will be the latest sale price at the time at which the net asset value per share of the Fund is computed (close of the New York Stock Exchange), or, in the absence of such sale, the latest asked price. The liability will be extinguished upon expiration of the option, the purchase of an identical option in the closing transaction, or delivery of the underlying security upon the exercise of the option.

         Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security from being called, or to permit the sale of the underlying security. Furthermore, effecting a closing transaction will permit a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that the Fund will be able to effect such closing transactions at a favorable price. If a Fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. This could result in higher transaction costs. A Fund will pay transaction costs in connection with the writing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.

         Call options written by the Funds will normally have expiration dates of less than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities at the time the options are written. From time to time, a Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security from its portfolio. In such cases, additional costs will be incurred.

         A Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Fund.

         PUTS. The Tax-Exempt Fixed Income Funds may acquire "puts" with respect to Municipal Securities held in their portfolios, the Balanced Fund, and the Taxable Fixed Income Funds may acquire "puts" with respect to debt securities held in their portfolios, and the Equity Funds may acquire "puts" with respect to equity securities held in their portfolios. A put is a right to sell a specified security (or securities) within a specified period of time at a specified exercise price. The Funds may sell, transfer, or assign a put only in conjunction with the sale, transfer, or assignment of the underlying security or securities.

         The amount  payable to a Fund upon its  exercise of a "put" is normally
(i) the Fund's acquisition cost of the securities subject to the put (excluding any accrued interest which the Fund paid on the acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period.

         Puts may be acquired by a Fund to facilitate the liquidity of the portfolio assets. Puts may also be used to facilitate the reinvestment of assets at a rate of return more favorable than that of the underlying security. Puts may, under certain circumstances, also be used to shorten the maturity of underlying variable rate or floating rate securities for purposes of calculating the remaining maturity of those securities and the dollar-weighted average portfolio maturity of the Tax-Exempt Fund's assets pursuant to Rule 2a-7 under the 1940 Act. See "Variable and Floating Rate Notes" and "Valuation of the Prime Money Market Fund, the U.S. Treasury Fund and the Tax-Exempt Fund" in this Statement of Additional Information.

         The Limited Term Bond Fund will acquire puts solely to shorten the maturity of the underlying debt security.

         The Income Funds and Equity Funds will generally acquire puts only where the puts are available without the payment of any direct or indirect consideration. However, if necessary or advisable, a Fund may pay for puts either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the puts (thus reducing the yield to maturity otherwise available for the same securities).

         The Funds intend to enter into puts only with dealers, banks, and broker-dealers which, in the Advisor's opinion, present minimal credit risks.

         The International Equity Fund, the Mid Cap Fund, the Large Cap Fund, and the Capital Growth Fund may write covered put options in respect of specific securities in which the Funds may invest and write covered call and put option contracts. The principal reason for writing covered put options is to realize income in the form of premiums. The writer of a covered put option accepts the risk of a decline in the price of the underlying security. The size of the premiums that the Fund may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

         FUTURES CONTRACTS AND RELATED OPTIONS. The Enhanced Market Fund, the Select Equity Fund, the Small Cap Fund, the International Equity Fund, the Mid Cap Fund, the Large Cap Fund, the Capital Growth Fund, and the Tennessee
Tax-Exempt Fund may invest in futures contracts and options thereon (interest rate futures contracts or index futures contracts, as applicable) to commit funds awaiting investment, to maintain cash liquidity or for other hedging purposes. The value of a Fund's contracts may equal or exceed 100% of the Fund's total assets, although a Fund will not purchase or sell a futures contract unless immediately afterwards the aggregate amount of margin deposits on its existing futures positions plus the amount of premiums paid for related futures options entered into for other than bona fide hedging purposes is 5% or less of its net assets.

         Futures contracts obligate a Fund, at maturity, to take or make delivery of securities, the cash value of a securities index or a stated quantity of a foreign currency. A Fund may sell a futures contract in order to

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offset an expected  decrease in the value of its portfolio  positions that might otherwise result from a market decline or currency exchange fluctuation. A Fund may do so either to hedge the value of its securities portfolio as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. In addition, a Fund may utilize futures contracts in anticipation of changes in the composition of its holdings or in currency exchange rates.

         Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, a Fund may be required to make delivery of the instruments underlying the futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on a Fund's ability to effectively hedge.

         When a Fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or a seller of a futures contract at a specified exercise price during the option period. When a Fund sells an option on a futures contract, it becomes obligated to sell or buy a futures contract if the option is exercised. In connection with a Fund's position in a futures contract or related option, a Fund will create a segregated account of liquid assets or will otherwise cover its position in accordance with applicable SEC requirements.

         Successful use of futures by the Funds is also subject to an advisor's or Sub-Advisor's ability to correctly predict movements in the direction of the market. For example, if a Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, a Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have approximately equal offsetting losses in its futures positions. In addition, in some situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. A Fund may have to sell securities at a time when it may be disadvantageous to do so.

         The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, before any deduction for the transaction costs, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract.

         Utilization of futures transactions by a Fund involves the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom a Fund has an open position in a futures contract or related option.

         Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement, during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

         The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

         INVESTMENT COMPANY SECURITIES. Each Equity Fund and Bond Fund may invest up to 5% of the value of its total assets in the securities of any one money market mutual fund including Shares of the AmSouth Prime Money Market Fund, the AmSouth U.S. Treasury Fund and the Treasury Reserve Fund (the "AmSouth Money Market Funds"), and the AmSouth Institutional Prime Obligations Fund (the "AmSouth Institutional Money Market Fund") provided that no more than 10% of a Fund's total assets may be invested in the securities of money market mutual funds in the aggregate. Each of the International Equity Fund, the Mid Cap Fund, the Large Cap Fund, the Capital Growth Fund, the Tennessee Tax-Exempt Fund, and the Treasury Reserve Money Market Fund may invest up to 5% of the value of its total assets in securities issued by other investment companies which principally invest in securities of the type in which such Fund invests provided that no more than 10% of a Fund's total assets may be invested in the securities of mutual funds in the aggregate. Each of the Prime Money Market Fund, the Institutional Prime Obligations Fund, and the Tax-Exempt Fund may invest up to 5% of the value of its total assets in the securities of other money market funds that have similar policies and objectives provided that no more than 10% of a Fund's total assets may be invested in the securities of money market mutual funds in the aggregate. In order to avoid the imposition of additional fees as a result of investments by the Funds in the AmSouth Money Market Funds or the AmSouth Institutional Money Market Fund, the Advisor and the Administrator will reduce that portion of their usual service fees from each Fund by an amount equal to their service fees from the AmSouth Money Market Funds or the AmSouth Institutional Money Market Fund that are attributable to those Fund investments. The Advisor and the Administrator will promptly forward such fees to the Funds. Each Fund will incur additional expenses due to the duplication of expenses as a result of investing in securities of other unaffiliated money market mutual funds.

         SECURITIES LENDING. In order to generate additional income, each Fund may, from time to time, lend its portfolio securities to broker-dealers, banks or institutional borrowers of securities which are not affiliated directly or indirectly with the Trust. While the lending of securities may subject a Fund to certain risks, such as delays or the inability to regain the securities in the event the borrower were to default on its lending agreement or enter into bankruptcy, the Fund will receive 100% collateral in the form of cash or other liquid securities. This collateral will be valued daily by the Advisor or Sub-Advisor and should the market value of the loaned securities increase, the borrower will furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination by the Funds or the borrower at any time. While the Funds do not have the right to vote securities on loan, the Funds intend to terminate the loan and regain the right to vote if that is considered important with respect to the investment. The Funds will only enter into loan arrangements with broker-dealers, banks or other institutions which the Advisor or Sub-Advisor has determined are creditworthy under guidelines established by the Trust's Board of Trustees.

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

         SHORT-TERM TRADING. Each Equity Fund (except the International Equity Fund, the Mid Cap Fund, the Large Cap Fund, and the Capital Growth Fund) and the Government Income Fund may engage in the technique of short-term trading. Such trading involves the selling of securities held for a short time, ranging from several months to less than a day. The object of such short-term trading is to increase the potential for capital appreciation and/or income of the Fund in order to take advantage of what the Advisor or Sub-Advisor believes are changes in market, industry or individual company conditions or outlook. Any such trading would increase the turnover rate of a Fund and its transaction costs.

         SHORT-SELLING. The International Equity Fund and, to a limited extent, Capital Growth Fund, and Tennessee Tax-Exempt Fund may engage in short selling transactions. In these transactions the Fund sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund, which would result in a loss or gain, respectively. Securities will not be sold short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 25% of the value of the Fund's net assets. Each of these Funds, other than the International Equity Fund, will limit its short sales to those that are "against the box," a transaction in which the Fund enters into a short sale of a security which it owns. The proceeds of the short sale will be held by a broker until the settlement date at which time the Fund delivers the security to close the short position. The Fund receives the net proceeds from the short sale. At no time will any of these Funds have more than 15% of the value of its net assets in deposits on short sales against the box.

         MUNICIPAL SECURITIES. Under normal market conditions, the Tax-Exempt Fund and the Municipal Bond Fund will be primarily invested in bonds (and in the case of the Tax-Exempt Fund, notes) issued by or on behalf of states (including the District of Columbia), territories, and possessions of the United States and their respective authorities, agencies, instrumentalities, and political subdivisions, the interest on which is exempt from federal income tax ("Municipal Securities"). Under normal market conditions, the Tax-Exempt Fund will invest at least 80% of its total assets, the Municipal Bond Fund will invest at least 80% of its net assets, and the Florida Fund may invest up to 20% of its net assets in Municipal Securities, the interest on which is not treated as a preference item for purposes of the federal alternative minimum tax.

         Municipal Securities include debt obligations issued by governmental entities to obtain funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to other public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately-operated facilities are included within the term Municipal Securities if the interest paid thereon is exempt from both federal income tax and not treated as a preference item for individuals for purposes of the federal alternative minimum tax. Interest on private activity bonds (and industrial development bonds) is fully tax-exempt only if the bonds fall within certain defined categories of qualified private activity bonds and meet the requirements specified in those respective categories. Regardless of whether they qualify for tax-exempt status, private activity bonds may subject both individual and corporate investors to tax liability under the alternative minimum tax. However, private activity bonds will only be considered Municipal Securities if they do not have this effect regarding individuals.

         Municipal Securities may also include General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Project Notes, Tax Exempt Commercial Paper, Construction Loan Notes and other forms of

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

short-term tax-exempt loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues.

         Project Notes are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development. While the issuing agency has the primary obligation with respect to its Project Notes, they are also secured by the full faith and credit of the United States through agreements with the issuing authority which provide that, if required, the federal government will lend the issuer an amount equal to the principal of and interest on the Project Notes.

         As described in the Prospectuses of the Tax-Exempt Fund, the Municipal Bond Fund and the Florida Fund (collectively, the "Tax-Free Funds"), the two principal classifications of Municipal Securities consist of "general obligation" and "revenue" issues. A Fund permitted to invest in Municipal Securities may also acquire "moral obligation" issues, which are normally issued by special purpose authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality that created the issuer. There are, of course, variations in the quality of Municipal Securities, both within a particular classification and between classifications, and the yields on Municipal Securities depend upon a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of NRSROs represent their opinions as to the quality of Municipal Securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and Municipal Securities with the same maturity, interest rate and rating may have different yields, while Municipal Securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchases by the Tax-Exempt Fund, an issue of Municipal Securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Tax-Exempt Fund. Neither event would under all circumstances require the elimination of such an obligation from the Fund's investment portfolio. However, the obligation generally would be retained only if such retention was determined by the Board of Trustees to be in the best interests of the Fund.

         Municipal Securities purchased by the Tax-Exempt Fund may include rated and unrated variable and floating rate tax-exempt notes, which may have a stated maturity in excess of one year but which will, in such event, be subject to a demand feature that will permit the Tax-Exempt Fund to demand payment of the principal of the note either (i) at any time upon not more than thirty days' notice or (ii) at specified intervals not exceeding one year and upon no more than thirty days' notice. There may be no active secondary market with respect to a particular variable or floating rate note. Nevertheless, the periodic readjustments of their interest rates tend to assure that their value to the Tax-Exempt Fund will approximate their par value.

         An issuer's obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the federal bankruptcy code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities may be materially adversely affected by litigation or other conditions.

         Opinions relating to the validity of Eligible Municipal Securities and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the

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

Tax-Free Funds nor the Advisor will review the proceedings relating to the issuance of Eligible Municipal Securities or the basis for such opinions.

         Although the Tax-Exempt Fund and Municipal Bond Fund do not presently intend to do so on a regular basis, each may invest more than 25% of its total assets in Municipal Securities that are related in such a way that an economic, business, or political development or change affecting one such security would likewise affect the other Municipal Securities. An example of such securities are obligations the repayment of which is dependent upon similar types of projects. Such investments would be made only if deemed necessary or appropriate by the Advisor. To the extent that the Fund's assets are concentrated in Municipal Securities that are so related, the Fund will be subject to the peculiar risks presented by such securities, such as negative developments in a particular industry, to a greater extent than it would be if the Fund's assets were not so concentrated.

         The Tax-Free Funds may acquire "puts" with respect to Eligible Municipal Securities held in their portfolios. Under a put, the Funds would have the right to sell a specified Eligible Municipal Security within a specified period of time at a specified price to a third party. A put would be sold, transferred, or assigned only with the underlying Eligible Municipal Security. The Funds will acquire puts solely to facilitate portfolio liquidity, shorten the maturity of the underlying Eligible Municipal Securities, or permit the investment of the Funds' at a more favorable rate of return. The Funds expect that they will generally acquire puts only where the puts are available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Funds may pay for a put separately in cash. The aggregate price of a security subject to a put may be higher than the price which otherwise would be paid for the security without such an option, thereby increasing the security's cost and reducing its yield.

         TAX-FREE FUNDS. The Tax-Free Funds may also invest in master demand notes in order to satisfy short-term needs or, if warranted, as part of its temporary defensive investment strategy. Such notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a U.S. commercial bank acting as agent for the payees of such notes. Master demand notes are callable on demand by the Funds, but are not marketable to third parties. Master demand notes are direct lending arrangements between the Fund and the issuer of such notes. The Advisor will review the quality of master demand notes at least quarterly, and will consider the earning power, cash flow and debt-to-equity ratios indicating the borrower's ability to pay principal together with accrued interest on demand. While master demand notes are not typically rated by credit rating agencies, issuers of such notes must satisfy the same criteria for the Funds set forth above for commercial paper.

         The Tax-Free Funds may acquire rated and unrated variable and floating rate notes. Variable and floating rate notes are frequently not rated by credit rating agencies; however, unrated variable and floating rate notes purchased by the Funds will be determined by the Advisor under guidelines established by the Board of Trustees to be of comparable quality at the time of purchase to rated instruments eligible for purchase under the Funds' investment policies. There may be no active secondary market with respect to a particular variable or floating rate note. Nevertheless, the periodic readjustments of their interest rates tend to assure that their value to the Funds will approximate their par value.

         The Tax-Free Funds may acquire zero coupon obligations. Such zero-coupon obligations pay no current interest and are typically sold at prices greatly discounted from par value, with par value to be paid to the holder at maturity. The return on a zero-coupon obligation, when held to maturity, equals the difference between the par value and the original purchase price. Zero-coupon obligations have greater price volatility than coupon obligations

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

and such obligations will be purchased when the yield spread, in light of the obligation's duration, is considered advantageous. The Funds will only purchase zero-coupon obligations if, at the time of purchase, such investments do not exceed 20% of the value of the Florida Fund's total assets and 25% of the Municipal Bond Fund's total assets.

         An increase in interest rates will generally reduce the value of the investments in the Tax-Free Funds and a decline in interest rates will generally increase the value of those investments. Depending upon prevailing market conditions, the Advisor may purchase debt securities at a discount from face value, which produces a yield greater than the coupon rate. Conversely, if debt securities are purchased at a premium over face value, the yield will be lower than the coupon rate. In making investment decisions, the Advisor will consider many factors besides current yield, including the preservation of capital, maturity, and yield to maturity.

         TENNESSEE TAX-EXEMPT FUND. Municipal Securities bear fixed, floating or variable rates of interest, which are determined in some instances by formulas under which the Municipal Security's interest rate will change directly or inversely to changes in interest rates or an index, or multiples thereof, in many cases subject to a maximum and minimum. Certain Municipal Securities are subject to redemption at a date earlier than their stated maturity pursuant to call options, which may be separated from the related Municipal Securities and purchased and sold separately.

         Floating and variable rate demand notes and bonds are tax exempt obligations ordinarily having stated maturities in excess of one year, but which permit the holder to demand payment of principal at any time, or at specified intervals. The issuer of such obligations ordinarily has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders thereof. The interest rate on a floating rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable rate demand obligation is adjusted automatically at specified intervals.

         The Fund may invest up to 5% of the value of its total assets in municipal lease obligations or installment purchase contract obligations (collectively, "lease obligations"). Lease obligations have special risks not ordinarily associated with Municipal Securities. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation ordinarily is backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. Certain lease obligations in which these Funds may invest may contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the leased property in the event of foreclosure might prove difficult. In addition, no assurance can be given as to the liquidity of certain lease obligations. The staff of the Securities and Exchange Commission currently considers certain lease obligations to be illiquid. The Trust's Board of Trustees has established guidelines for the Advisor to determine the liquidity and appropriate valuation of lease obligations based on factors which include:
(1) the frequency of trades and quotes for the lease obligation or similar securities; (2) the number of dealers willing to purchase or sell the lease obligation or similar securities and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security or similar securities; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer.

         The Fund may purchase tender option bonds and similar securities. A tender option bond is a Municipal Security (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at

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a fixed rate substantially  higher than prevailing  short-term tax exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their
securities  to  the  institution   and  receive  the  face  value  thereof.   As
consideration for providing the option, the financial institution receives periodic fees equal to the difference between the Municipal Security's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax exempt rate. The Advisor, on behalf of the Fund, will consider on an ongoing basis the creditworthiness of the issuer of the underlying Municipal Security, of any custodian and of the third party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying Municipal Securities and for other reasons.

         The Fund will purchase tender option bonds only when it is satisfied that the custodial and tender option arrangements, including the fee payment arrangements, will not adversely affect the tax exempt status of the underlying Municipal Securities and that payment of any tender fees will not have the effect of creating taxable income for the Fund. Based on the tender option bond agreement, the Fund expects to be able to value the tender option bond at par; however, the value of the instrument will be monitored to assure that it is valued at fair value.

         THE MUNICIPAL BOND FUND -- CONCENTRATION IN ALABAMA ISSUERS. The Municipal Bond Fund may invest 25% or more of its total assets in bonds, notes and warrants generally issued by or on behalf of the State of Alabama and its political subdivisions, the interest on which, in the opinion of the issuer's bond counsel at the time of issuance, is exempt from both federal income tax and Alabama personal income tax and is not treated as a preference item for purposes of the federal alternative minimum tax for individuals ("Alabama Municipal Securities"). Because of the relatively small number of issuers of Alabama Municipal Securities, the Fund is more likely to invest a higher percentage of its assets in the securities of a single issuer. This concentration involves an increased risk of loss if the issuer is unable to make interest or principal payments or if the market value of such securities were to decline. Concentration of this nature may cause greater fluctuation in the net asset value of the Fund's Shares.

         GENERAL ECONOMIC CHARACTERISTICS OF ALABAMA. Alabama ranks twenty-third in the nation in total population, with over four million residents in 2000. Its economy has historically been based primarily on agriculture, textiles, mineral extraction and iron and steel production, although the state has diversified into health care related industries and other service-oriented sectors. Overall job growth rate was 0.7% in 2000. Alabama's per capita income in 2000 was $22,946, 80.5% of U.S. per capita income. Currently Alabama's general obligations are rated Aa3 by Moody's and AA by Standard and Poor's.

         BALANCED BUDGET AND PRO-RATION PROCEDURES. Section 213 of the Constitution of Alabama, as amended, requires that annual financial operations of Alabama must be on a balanced budget. The Constitution also prohibits the state from incurring general obligation debt unless authorized by an amendment to the Constitution. Amendments to the Constitution have generally been adopted through a procedure that requires each amendment to be proposed by a favorable vote of three-fifths of all the members of each house of the Legislature and thereafter approved by a majority of the voters of the state voting in a statewide election.

         Alabama has statutory budget provisions which create a proration procedure in the event that estimated budget resources in a fiscal year are insufficient to pay in full all appropriations for such fiscal year. The Alabama state budget is composed of two funds - the General Fund and the Education Fund. Proration of either Fund is possible in any fiscal year, and proration may have a material adverse effect on entities dependent on state funding, including certain issuers of Alabama Municipal Securities held in the Alabama Fund.

         Court decisions have indicated that certain state expenses necessary for essential functions of government are not subject to proration under applicable law. The Supreme Court of Alabama has held that the debt prohibition contained in the constitutional amendment does not apply to obligations incurred for current operating expenses payable during the current fiscal year, debts incurred by separate public corporations, or state debt incurred to repel invasion or suppress insurrection. The state may also make temporary loans not exceeding $300,000 to cover deficits in the state treasury. Limited obligation debt may be authorized by the legislature without amendment to the Constitution. The state has followed the practice of financing certain capital improvement programs - principally for highways, education and improvements to the State Docks - through the issuance of limited obligation bonds payable solely out of certain taxes and other revenues specifically pledged for their payment and not from the general revenues of the state.

         GENERAL OBLIGATION WARRANTS. Municipalities and counties in Alabama traditionally have issued general obligation warrants to finance various public improvements. Alabama statutes authorizing the issuance of such interest-bearing warrants do not require an election prior to issuance. On the other hand, the Constitution of Alabama (Section 222) provides that general obligation bonds may not be issued without an election.

         The Supreme Court of Alabama validated certain general obligation warrants issued by the City of Hoover, reaffirming that such obligations did not require an election under Section 222 of the Constitution of Alabama. In so holding, the Court found that warrants are not "bonds" within the meaning of
Section 222. According to the Court, warrants are not negotiable instruments and transferees of warrants cannot be holders in due course. Therefore, a transferee of warrants is subject to all defenses that the issuer of such warrants may have against the transferor.

         County boards of education may borrow money by issuing interest-bearing warrants payable solely out of such board's allocated or apportioned share of specified tax. The county board's apportioned share of such tax may be diminished upon the establishment of a city school system, which could jeopardize the payment of the county board's warrants.

         LIMITED TAXING AUTHORITY. Political subdivisions of the state have limited taxing authority. Ad valorem taxes may be levied only as authorized by the Alabama Constitution. In order to increase the rate at which any ad valorem tax is levied above the limit otherwise provided in the Constitution, the proposed increase must be proposed by the governing body of the taxing authority after a public hearing, approved by an act of the Alabama Legislature and approved at an election within the taxing authority's jurisdiction. In addition, the Alabama Constitution limits the total amount of state, county, municipal and other ad valorem taxes that may be imposed on any class of property in any one tax year. This limitation is expressed in terms of a specified percentage of the market value of such property.

         Specific authorizing legislation is required for the levy of taxes by local governments. In addition, the rate at which such taxes are levied may be limited to the authorizing legislation or judicial precedent. For example, the Alabama Supreme Court has held that sales and use taxes, which usually comprise a significant portion of the revenues for local governments, may not be levied at rates that are confiscatory or unreasonable. The total sales tax (state and local) in some jurisdictions is 9%. State and local governments in Alabama are more dependent on general and special sales taxes than are state and local governments in many states. Because sales taxes are less stable sources of revenue than are property taxes, state and local governments in Alabama may be subject to shortfalls in revenue due to economic cycles.

         PRIORITY FOR ESSENTIAL GOVERNMENTAL FUNCTIONS. Numerous decisions of the Alabama Supreme Court hold that a governmental unit may first use its taxes and other revenues to pay the expenses of providing necessary governmental services before paying debt service on its bonds, warrants or other indebtedness.

         CHALLENGE TO EDUCATION FUNDING. On January 10, 1997, the Alabama Supreme Court affirmed a lower court ruling which held that an unconstitutional disparity exists among Alabama's public school districts because, among other things, of an inequitable distribution of tax funds among the school districts. In order to comply with the ruling, the Alabama Legislature continues to restructure the public educational system in Alabama, subject to review by the state courts. Any reallocation of funds between school districts arising out of this restructuring could impair the ability of certain districts to service debt.

         THE FLORIDA FUND -- DIVERSIFICATION AND CONCENTRATION. The Florida Fund is a non-diversified fund under the 1940 Act and may concentrate its investments in the securities of a limited number of issuers. Under the Internal Revenue Code of 1986, as amended (the "Code"), the Florida Fund generally may not invest in a manner such that at the end of each fiscal quarter (i) more than 25% of its total assets are represented by securities of any one issuer (other than U.S. government securities) and (ii) with respect to 50% of its total assets, more than 5% of its total assets are represented by the securities of any one issuer (other than U.S. government securities). Thus, the Florida Fund generally may invest up to 25% of its total assets in the securities of each of any two issuers. Because of the relatively small number of issuers of Florida Municipal Securities, the Florida Fund is more likely to invest a higher percentage of its assets in the securities of a single issuer than an investment company that invests in a broad range of tax-exempt securities. This concentration involves an increased risk of loss if the issuer is unable to make interest or principal payments or if the market value of such securities were to decline. Concentration of this nature may cause greater fluctuation in the net asset value of the Florida Fund's shares.

         GENERAL ECONOMIC CHARACTERISTICS OF FLORIDA. Florida ranks fourth in the nation in total population, with over 12.9 million residents in 1990, and has been one of the fastest growing states in the nation. Historically, tourism, agriculture, construction and manufacturing have constituted the most important sectors of the state's economy. Construction activity slows during periods of high interest rates or cyclical downturns. The service sector employs the largest number of people in Florida. While wages in the service sector tend to be lower than in manufacturing and other sectors of the economy, the service sector traditionally has been less sensitive to business cycles. Currently, Florida's general obligations are rated Aa2 by Moody's and AA by Standard and Poor's.

         The southern and central portions of Florida's economy, in particular, rely heavily on tourism and are sensitive to changes in the tourism industry. For example, tourism in Florida has been adversely affected by publicity regarding violent crimes against tourists, particularly tourists from abroad. Gasoline price hikes and/or shortages from an oil embargo or other oil shortage could severely affect U.S. tourism in the state, which is heavily dependent on automobiles as the primary form of transportation. Recently, a decline in tourism resulting from the September 11, 2001 terrorist attacks has significantly reduced state tax revenues.

         South Florida also is susceptible to international trade and currency imbalances due to its geographic location as the gateway to Latin America and its involvement in foreign trade and investment. The central portion of the state is affected by conditions in the phosphate and agriculture industries, especially citrus and sugar. Northern Florida's economy is more heavily tied to military bases, some of which are closing or scaling back as a result of Federal budget cutbacks, and the lumber and paper industries.

         The entire state can be affected by severe weather conditions including hurricanes. The impact of severe hurricanes on the fiscal resources of the state and local governments is difficult to assess.

         SOURCES OF STATE AND LOCAL REVENUES. Florida's Constitution prohibits deficit spending by the state for governmental operations. Florida does not have a personal income tax. An amendment to the state's Constitution would be required in order to institute an income tax, and passage of such an amendment is believed to be unlikely due to the relatively large number of retirees living in the state as well as to the general unpopularity of tax increases in the current political climate. A two-thirds approval of voters voting in an election is now required for the addition of any new taxes to the Florida Constitution. The principal sources of state revenues are a 6% sales tax, state lottery, motor fuels tax, corporate income tax, and miscellaneous other revenue sources, including beverage tax and licenses, cigarette tax, documentary stamp taxes and an intangible tax. Dependence on the sales tax may subject state revenues to more volatility than would be the case if Florida had a personal income tax, with sales tax collections adversely affected during recessions and periods when tourism declines.

         Taxation by units of government other than the state is permitted only to the extent that Florida's legislature enacts enabling legislation. The principal sources of county and municipal government revenues are ad valorem property taxes, state revenue sharing, and miscellaneous other revenue sources, including utilities services fees and local option fees. The principal sources of revenues for Florida's school districts are ad valorem property taxes and state revenue sharing, including revenues from a state lottery. The state Constitution imposes millage limits, including a 10-mill limit each on county, municipal and school ad valorem taxes. Effective January 1, 1995, Florida's voters amended the state Constitution to limit annual increases in the assessed value of homestead property to the lesser of 3% of the prior year's assessment or the percentage change in the Consumer Price Index during the preceding calendar year. The limitation on increases in assessment of homestead property could eventually lead to ratings revisions that could have a negative impact on the prices of obligations funded with this source of taxation. However, the effect of the limit will be tempered by reassessments of homestead property at market value when sold.

         Units of state and local government in Florida will continue to face spending pressures due to infrastructure needs for an expanding population, especially in view of growth management laws enacted by Florida's legislature. These laws include concurrency requirements that impose building moratoriums unless roads and other infrastructure are added concurrently with additional commercial or residential developments.

         TYPES OF INDEBTEDNESS. The two principal types of indebtedness issued by state or local units of government in Florida are "general obligation bonds" and "revenue bonds." General obligation bonds are secured by a pledge of the full faith, credit and taxing power of the governmental entity issuing the bonds. They can be issued in Florida only after a referendum in which the voters in the jurisdictional limits of the jurisdiction issuing the bonds approve their issuance. Revenue bonds are payable only from the revenues derived from a facility or class of facilities or, in some cases, from the proceeds of a special tax or other specific revenue source. Revenue bonds are not secured by the full faith, credit and taxing power of the governmental issuer.

         MARKET RISK CAUSED BY INTANGIBLE TAX CONSIDERATIONS. As a normal policy, on January 1 of each calendar year the Florida Fund intends to own only assets which are exempt from the Florida Intangible Tax. Accordingly, it is possible that the Florida Fund, in disposing of non-exempt assets to meet this policy objective, might sustain losses which might not otherwise be incurred absent this policy of avoiding the Florida Intangible Tax.

         TENNESSEE MUNICIPAL SECURITIES. (Tennessee Tax-Exempt Fund) The average dollar-weighted credit rating of the Municipal Securities held by the Tennessee Tax-Exempt Fund will be at least A- by Moody's, S&P or Fitch. To further limit risk, each Municipal Security in which the Fund may invest must be rated, in the case of bonds, at least Baa by Moody's or at least BBB by S&P and Fitch. The Fund may invest in short-term Municipal Securities which are rated in the two highest categories by Moody's, S&P or Fitch. The average dollar-weighted portfolio credit rating will be measured on the basis of the dollar value of the Municipal Securities purchased and their credit rating without reference to rating subcategories. The Tennessee Tax-Exempt Fund also may invest in Municipal Securities which, while not rated, are determined by the Advisor to be of comparable quality to the rated securities in which the Fund may invest.

         Investors in the Tennessee Tax-Exempt Fund should consider carefully the special risks inherent in such Funds' investment in Tennessee Municipal Securities. These risks result from the financial condition of the State of Tennessee. The following information constitutes only a brief summary, does not purport to be a complete description, and is based on information drawn from official statements relating to securities offerings of the State of Tennessee (the "State") and various local agencies, available as of the date of the Statement of Additional Information. While the Trust has not independently verified such information, it has no reason to believe that such information is not correct in all material respects.

         The Constitution of the State of Tennessee requires a balanced budget. In 1978, the voters of the State of Tennessee approved an amendment to the State Constitution requiring that (1) the total expenditures of the State for any fiscal year may not exceed the State's revenues and reserves, including the proceeds of debt obligations issued to finance capital expenditures and (2) in no year may the rate of growth of appropriations from State tax revenues exceed the estimated rate of growth of the State's economy. In the past the Governor and the General Assembly have had to restrict expenditures to comply with the State Constitution.

         Due to the fundamental changes occurring in today's economy and its reliance upon sales tax revenues for more than 60% of its income, Tennessee is having a difficult time balancing its budget. The current revenue shortfalls have been predicted since 1999. The economic slowdown and effects of the September 11 events have further exacerbated Tennessee's problems. The Tennessee governor has reviewed and considered several possible avenues for tax reform including a broad based income tax. In August 2001, an income tax proposal was rejected by the state legislature which chose instead to use all of its share of the tobacco settlement dollars to balance the budget.

         Upon rejection of the income tax proposal, Moody's and Fitch both immediately downgraded Tennessee's debt rating. Moody's downgraded Tennessee's General Obligation Debt of $1.1 billion from Aa1 to Aa2. Fitch also downgraded Tennessee's General Obligation Debt from AAA to AA. Tennessee is vulnerable to additional downgrades unless meaningful tax reform is implemented.

         Anti-income tax sentiment is very high. Accordingly, it is likely that Tennessee will seek to find new alternative revenue sources in addition to the temporizing actions utilized over the past two years while efforts to pass an income tax continue. Additionally, since most of Tennessee's non-recurring revenue sources have been depleted, it is unclear where additional sources of revenue will be found except from new or increased taxes.

         For additional information about the financial status of the State of Tennessee, see the Comprehensive Annual Financial Report ("CAFR") available at http://www.state.tn.us/finance/act.cafr.html.


                             INVESTMENT RESTRICTIONS

FUNDAMENTAL INVESTMENT POLICIES

         The following fundamental investment restrictions cannot be changed, as to a Fund, without approval by the holders of a majority (as defined in the 1940
Act) of such Fund's outstanding voting securities.  (See "Additional Information
- Miscellaneous"). If any percentage restriction described herein is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in asset value will not constitute a violation of such restriction.

DIVERSIFICATION
---------------

PRIME MONEY MARKET FUND, INSTITUTIONAL PRIME OBLIGATIONS FUND AND TAX-EXEMPT
FUND

      No Fund may purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in such issuer, except that 25% or less of the value of the Fund's total assets may be invested without regard to such 5% limitation.

For the PRIME MONEY MARKET FUND and INSTITUTIONAL PRIME OBLIGATIONS FUND, there is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

For the TAX-EXEMPT FUND, for purposes of this limitation, a security is considered to be issued by the government entity (or entities) whose assets and revenues back the security; with respect to a private activity bond that is backed only by the assets and revenues of a non-government user, a security is considered to be issued by such non-governmental user.

BOND FUND, LIMITED TERM BOND FUND, GOVERNMENT INCOME FUND, MUNICIPAL BOND FUND, VALUE FUND, SMALL CAP FUND, BALANCED FUND, ENHANCED MARKET FUND, MID CAP FUND, LARGE CAP EQUITY FUND, TREASURY RESERVE MONEY MARKET FUND, AGGRESSIVE GROWTH PORTFOLIO, GROWTH PORTFOLIO, GROWTH AND INCOME PORTFOLIO, AND MODERATE GROWTH AND INCOME PORTFOLIO

      No Fund may purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the value of such Fund's total assets would be invested in such issuer, or such Fund would hold more than 10% of any class of securities of the issuer or more than 10% of the outstanding voting securities of the issuer, except that up to 25% of the value of each Fund's total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in

      U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

For the MID CAP FUND, LARGE CAP FUND, TREASURY RESERVE MONEY MARKET FUND, AGGRESSIVE GROWTH PORTFOLIO, GROWTH PORTFOLIO, GROWTH AND INCOME PORTFOLIO, and MODERATE GROWTH AND INCOME PORTFOLIO, there is no limit to the percentage of assets that may be invested in securities of other investment companies.

SELECT EQUITY FUND

         The Fund is non-diversified under the 1940 Act.

INDUSTRY CONCENTRATION
----------------------

PRIME MONEY MARKET FUND AND INSTITUTIONAL PRIME OBLIGATIONS FUND

      Neither Fund may purchase any securities which would cause more than 25% of the value of the Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, bank certificates of deposit or bankers' acceptances issued by a domestic bank or by a U.S. branch of a foreign bank provided that such U.S. branch is subject to the same regulation as U.S. banks, and repurchase agreements secured by bank instruments or obligations of the U.S.
      Government or its agencies or instrumentalities; (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry.

TAX-EXEMPT FUND

      The Fund may not purchase any securities which would cause 25% or more of the Fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry.

For the TAX-EXEMPT FUND, this limitation shall not apply to Municipal Securities; and provided, further, that for the purpose of this limitation only, private activity bonds that are backed only by the assets and revenues of a non-governmental user shall not be deemed to be Municipal Securities.

BOND FUND, LIMITED TERM BOND FUND, GOVERNMENT INCOME FUND, MUNICIPAL BOND FUND, FLORIDA TAX-EXEMPT FUND, VALUE FUND, SMALL CAP FUND, BALANCED FUND, SELECT EQUITY FUND, ENHANCED MARKET FUND:

      No Fund may purchase any securities which would cause more than 25% of the value of the Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and repurchase agreements secured by obligations of the U.S. Government or its agencies or instrumentalities; (b)
      wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry.

For the BOND FUND, LIMITED TERM BOND FUND, FLORIDA FUND, and MUNICIPAL BOND FUND there is no limitation with respect to Municipal Securities, which, for purposes of this limitation only, do not include private activity bonds that are backed only by the assets and revenues of a non-governmental user.

INTERNATIONAL EQUITY FUND, MID CAP FUND, LARGE CAP FUND, CAPITAL GROWTH FUND, STRATEGIC PORTFOLIOS, TENNESSEE TAX-EXEMPT FUND, AND TREASURY RESERVE FUND

      No Fund may purchase any securities which would cause 25% or more of the Fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry; provided that this limitation shall not apply to Municipal Securities; and provided, further, that for the purpose of this limitation only, private activity bonds that are backed only by the assets and revenues of a non-governmental user shall not be deemed to be Municipal Securities.

TREASURY RESERVE MONEY MARKET, INTERNATIONAL EQUITY FUND, MID CAP FUND, CAPITAL GROWTH, LARGE CAP EQUITY FUND, AGGRESSIVE GROWTH PORTFOLIO, GROWTH PORTFOLIO, GROWTH AND INCOME PORTFOLIO, AND MODERATE GROWTH AND INCOME PORTFOLIO

      No Fund may purchase any securities which would cause more than 25% of the value of the Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry provided that there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and repurchase agreements secured by obligations of the U.S. Government or its agencies or instrumentalities; (c) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (d) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry.

For the AGGRESSIVE GROWTH PORTFOLIO, GROWTH PORTFOLIO, GROWTH AND INCOME PORTFOLIO, and MODERATE GROWTH AND INCOME Portfolio, there is no limitation with respect to registered investment companies;

BORROWING
---------

MONEY MARKET FUNDS, INSTITUTIONAL MONEY MARKET FUND, BOND FUND, LIMITED TERM BOND FUND, GOVERNMENT INCOME FUND, MUNICIPAL BOND FUND, FLORIDA TAX-EXEMPT FUND, VALUE FUND, SMALL CAP FUND, BALANCED FUND, SELECT EQUITY FUND, ENHANCED MARKET FUND, INTERNATIONAL EQUITY FUND, MID CAP FUND, LARGE CAP FUND, CAPITAL GROWTH FUND, STRATEGIC PORTFOLIOS, TENNESSEE TAX-EXEMPT FUND, TREASURY RESERVE FUND

      No Fund may borrow money or issue senior securities, except that each Fund may borrow from banks or enter into reverse repurchase agreements for temporary emergency purposes in amounts up to 33 1/3% of the value of its total assets at the time of such borrowing. A Fund will not purchase securities while borrowings (including reverse repurchase agreements) in excess of 5% of its total assets are outstanding.

SENIOR SECURITIES
-----------------

INTERNATIONAL EQUITY FUND, MID CAP FUND, LARGE CAP FUND, CAPITAL GROWTH FUND, STRATEGIC PORTFOLIOS, TENNESSEE TAX-EXEMPT FUND, AND TREASURY RESERVE FUND

      No Fund may issue any senior security (as such term is defined in Section 18(f) of the 1940 Act). A Fund's permitted borrowings and transactions in futures and options, to the extent permitted under the 1940 Act, are not considered senior securities for purposes of this investment restriction.

COMMODITIES
-----------

VALUE FUND, SMALL CAP FUND, BALANCED FUND, SELECT EQUITY FUND, ENHANCED MARKET FUND, BOND FUND, LIMITED TERM BOND FUND, GOVERNMENT INCOME FUND, MUNICIPAL BOND FUND, FLORIDA TAX-EXEMPT FUND, MONEY MARKET FUND (EXCEPT THE TREASURY RESERVE
FUND) AND INSTITUTIONAL FUND

      No Fund may purchase or sell commodities, commodity contracts (including futures contracts with respect to each Fund other than the Small Cap, Enhanced Market and Select Equity Funds, which may purchase futures contracts), or real estate (although investments by all of the Funds except the U.S. Treasury Fund in marketable securities of companies engaged in such activities and in securities secured by real estate or interests therein are not hereby precluded and investment in real estate investment trusts are permitted for the Small Cap Fund, the Enhanced Market Fund and the Select Equity Fund);

INTERNATIONAL EQUITY FUND, MID CAP FUND, LARGE CAP FUND, CAPITAL GROWTH FUND, STRATEGIC PORTFOLIOS, TENNESSEE TAX-EXEMPT FUND, AND TREASURY RESERVE FUND

      No Fund may purchase or sell commodities, commodity contracts (including futures contracts with respect to each Fund other than the International Equity, Mid Cap, Capital Growth, Large Cap, and Tennessee Tax-Exempt Funds, which may purchase futures contracts), (although investments by all of the Funds except the Treasury Reserve Money Market Fund in marketable securities of companies engaged in such activities and in securities secured by real estate or interests therein are not hereby precluded and investment in real estate investment trusts are permitted for the Mid Cap and Large Cap Funds).

UNDERWRITING
------------

VALUE FUND, SMALL CAP FUND, BALANCED FUND, SELECT EQUITY FUND, ENHANCED MARKET FUND, BOND FUND, LIMITED TERM BOND FUND, GOVERNMENT INCOME FUND, MUNICIPAL BOND FUND, FLORIDA TAX-EXEMPT FUND, MONEY MARKET FUND (EXCEPT THE TREASURY RESERVE
FUND) INSTITUTIONAL FUND, INTERNATIONAL EQUITY FUND, MID CAP FUND, LARGE CAP FUND, CAPITAL GROWTH FUND, STRATEGIC PORTFOLIOS, TENNESSEE TAX-EXEMPT FUND, AND TREASURY RESERVE FUND

      No Fund may underwrite the securities of other issuers, except to the extent that a Fund may be deemed to be an underwriter under certain securities laws in the disposition of "restricted securities" acquired in accordance with such Fund's investment objectives, restrictions and policies.

PUTS
----

TAX-EXEMPT FUND

      The Fund may not acquire a put if, immediately after such acquisition, over 5% of the total amortized cost value of the Tax-Exempt Fund's assets would be subject to puts from the same institution (except that (i) up to 25% of the value of the Tax-Exempt Fund's total assets may be subject to puts without regard to such 5% limitation and (ii) the 5% limitation is inapplicable to puts that, by their terms, would be readily exercisable in the event of a default in payment of principal or interest on the underlying securities). For the purpose of this investment restriction and investment restriction No. 4 below, a put will be considered to be from the party to whom the Tax-Exempt Fund will look for payment of the exercise price.

      The Fund may not acquire a put that, by its terms would be readily exercisable in the event of a default in payment of principal and interest on the underlying security or securities if, immediately after that acquisition, the amortized cost value of the security or securities underlying that put, when aggregated with the amortized cost value of any other securities issued or guaranteed by the issuer of the put, would exceed 10% of the total amortized cost value of the

TAX-FREE FUNDS

      Write or sell puts, calls, straddles, spreads, or combinations thereof except that the Funds may acquire puts with respect to Eligible Municipal Securities and sell those puts in conjunction with a sale of those Eligible Municipal Securities.

LENDING
-------

VALUE FUND, SMALL CAP FUND, BALANCED FUND, SELECT EQUITY FUND, ENHANCED MARKET FUND, BOND FUND, LIMITED TERM BOND FUND, GOVERNMENT INCOME FUND, MUNICIPAL BOND FUND, FLORIDA TAX-EXEMPT FUND, MONEY MARKET FUND, INSTITUTIONAL FUND INTERNATIONAL EQUITY FUND, MID CAP FUND, LARGE CAP FUND, CAPITAL GROWTH FUND, STRATEGIC PORTFOLIOS, TENNESSEE TAX-EXEMPT FUND, AND TREASURY RESERVE FUND

      No Fund may make loans, except that the Fund may purchase or hold debt instruments in accordance with its investment objective and policies, lend Fund securities in accordance with its investment objective and policies and enter into repurchase agreements. For purposes of this restriction, the participation of the Fund in a credit facility whereby the Funds may directly lend to and borrow money from each other for temporary purposes, provided that the loans are made in accordance with an order of exemption from the Securities and Exchange Commission and any conditions thereto, will not be considered the making of a loan.

U.S. GOVERNMENT SECURITIES
--------------------------

TREASURY RESERVE MONEY MARKET FUND

      The Fund may not invest in securities other than those issued or guaranteed by the U.S. Government or its agencies or instrumentalities or repurchase agreements related thereto.

U.S. TREASURY FUND

      The Fund may not purchase securities other than bills, notes, and bonds issued by the U.S. Treasury, certain of which securities may be subject to repurchase agreements collateralized by the underlying U.S. Treasury obligation.

COMMON STOCK
------------

PRIME MONEY MARKET FUND, INSTITUTIONAL PRIME OBLIGATIONS FUND, AND U.S. TREASURY FUND

      No Fund may buy common stocks or voting securities, or state, municipal, or private activity bonds.

OPTIONS
-------

MONEY MARKET FUNDS, INSTITUTIONAL MONEY MARKET FUND, AND TAX-FREE FUNDS

      May not write or purchase call options.

VALUE FUND, SMALL CAP FUND, BALANCED FUND, BOND FUND, LIMITED TERM BOND FUND, GOVERNMENT INCOME FUND, MUNICIPAL BOND FUND, FLORIDA TAX-EXEMPT FUND, MONEY MARKET FUND (EXCEPT THE TREASURY RESERVE FUND) AND INSTITUTIONAL FUND

      No Fund may write put options.

PRIME MONEY MARKET FUND, U.S. TREASURY FUND, VALUE FUND, AND INSTITUTIONAL PRIME OBLIGATIONS FUND

      No Fund may purchase put options.


NON-FUNDAMENTAL INVESTMENT POLICIES

         The following investment policies are non-fundamental and may be changed by a vote of the majority of the Board of Trustees. The first three policies apply to each AmSouth Fund.

MARGIN TRANSCATIONS
-------------------

      No Fund may purchase securities on margin, except that a Fund may obtain such short-term credits as are necessary for the clearance of portfolio transactions and except that a Fund may make margin payments in connection with futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments.

SHORT SALE
-----------

      No Fund may not sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short); however, this policy does not prevent the Fund from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments and the Fund may obtain such short-term credits as are necessary for the clearance of transactions.

OTHER INVESTMENT COMPANIES
--------------------------

      The Fund may invest in securities issued by other investment companies to the extent that such investments are consistent with the Fund's investment objective and policies and permissible under the 1940 Act.

PLEDGING SECURITIES
-------------------

MONEY MARKET FUNDS, INSTITUTIONAL MONEY MARKET FUND, BOND FUND, LIMITED TERM BOND FUND, GOVERNMENT INCOME FUND, MUNICIPAL BOND FUND, FLORIDA TAX-EXEMPT FUND, VALUE FUND, SMALL CAP FUND, BALANCED FUND, SELECT EQUITY FUND AND ENHANCED MARKET FUND

      No Fund may pledge its assets in connection with any permitted borrowings. However, this policy does not prevent the Fund from pledging its assets in connection with its purchase and sale of futures contracts, options, forward contracts, swaps, caps, collars, floors and other financial instruments.

DIVERSIFICATION
---------------

INTERNATIONAL EQUITY FUND, CAPITAL GROWTH FUND, SELECT EQUITY FUND, TENNESSEE TAX-EXEMPT FUND AND FLORIDA TAX-EXEMPT FUND

      No Fund may purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities if, immediately after such purchase, more than 5% of the value of its total assets would be invested in such issuer (except that up to 50% of the value of the Fund's total assets may be invested without regard to such 5% limitation). For purposes of this limitation, a security is considered to be issued by the government entity (or entities) whose assets and revenues back the security; with respect to a private activity bond that is backed only by the assets and revenues of a non-government user, a security is considered to be issued by such non-governmental user.

REPURCHASE AGREEMENTS
---------------------

INTERNATIONAL EQUITY FUND, MID CAP FUND, LARGE CAP FUND, CAPITAL GROWTH FUND, STRATEGIC PORTFOLIOS, TENNESSEE TAX-EXEMPT FUND AND TREASURY RESERVE FUND

      No Fund may enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid, if, in the aggregate, more than 15% of the value of the Fund's net assets would be so invested.

RESTRICTED SECURITIES
---------------------

VALUE FUND, SMALL CAP FUND, BALANCED FUND, SELECT EQUITY FUND, ENHANCED MARKET FUND, BOND FUND, LIMITED TERM BOND FUND, GOVERNMENT INCOME FUND, MUNICIPAL BOND FUND, FLORIDA TAX-EXEMPT FUND, MONEY MARKET FUNDS (EXCEPT THE TREASURY RESERVE
FUND), AND INSTITUTIONAL FUND

      No Fund may invest more than 15% of its net assets in securities that are restricted as to resale, or for which no readily available market exists, including repurchase agreements providing for settlement more than seven days after notice.

OPTIONS
-------

SMALL CAP FUND

      The Small Cap Fund may not write or purchase put options


NOTICE TO SHAREHOLDERS

         Any notice required to be delivered to shareholders of a Fund for the purpose of announcing an intended change in a non-fundamental policy of the Fund (as described in the Prospectuses) will be provided in plain English in a separate written document. Each such notice will contain, in bold-face type and placed prominently in the document, the following statement: "Important Notice Regarding Change in Investment Policy." This statement, if delivered separately from other communications to shareholders, will also appear on the envelope in which such notice is delivered.

                               PORTFOLIO TURNOVER

         The portfolio turnover rate for each Fund is calculated by dividing the lesser of a Fund's purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose maturities at the time of acquisition were one year or less. Portfolio turnover with respect to each of the Money Market Funds and the Institutional Money Market Fund is expected to be zero percent for regulatory purposes.

         For the fiscal years ended July 31, 2002 and July 31, 2001, the portfolio turnover rate for the Balanced Fund was ____% and 3.60%, respectively, for the common stock portion of its portfolio and _____% and 25.28%, respectively, for the other portion of its portfolio.

         For the other AmSouth Funds, each Fund's portfolio turnover rate for the fiscal year ended July 31, 2002 and July 31, 2001 were as follows:

FUND                                                    2002          2001
----                                                    ----          ----

Balanced Fund........................................               14.05%
Enhanced Market Fund.................................               42.29%
Value Fund...........................................               41.83%
Select Equity Fund...................................               19.08%

FUND                                                    2002          2001
----                                                    ----          ----

Small Cap Fund.......................................              220.27%
Bond Fund............................................               24.06%
Government Income Fund...............................               25.01%
Limited Term Bond Fund...............................               43.93%
Florida Tax-Exempt Fund..............................                7.10%
Municipal Bond Fund..................................                4.55%
International Equity Fund............................               44.69%
Mid Cap Fund.........................................              119.79%
Capital Growth Fund..................................               99.86%
Large Cap Fund.......................................               10.13%
Tennessee Tax-Exempt Fund............................              122.94%
Aggressive Growth Portfolio..........................               35.80%
Growth Portfolio.....................................               38.37%
Growth and Income Portfolio..........................               50.76%
Moderate Growth and Income Portfolio.................               62.27%

         The portfolio turnover rate may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemptions of Shares and, in the case of the Tax-Exempt Fund, the Tax-Free Funds, and the Tennessee Tax-Exempt Fund, by requirements which enable these Funds to receive certain favorable tax treatments. A higher portfolio turnover rate may lead to increased taxes and transaction costs. Portfolio turnover will not be a limiting factor in making investment decisions.

         The Tax-Free Funds and the Tennessee Tax-Exempt Fund will not purchase securities solely for the purpose of short-term trading. The turnover rates for the Funds will not be a factor preventing either the sale or the purchase of securities when the Advisor believes investment considerations warrant such sale or purchase. However, the portfolio turnover rate for each of the Tax-Free Funds and the Tennessee Tax-Exempt Fund may vary greatly from year to year as well as within a particular year. High turnover rates will generally result in higher transaction costs to the Funds and may result in higher levels of taxable realized gains to the Funds' Shareholders. To the extent portfolio turnover results in the realization of short-term capital gains, such gains will generally be taxed to shareholders at ordinary income tax rates.

                                    VALUATION

         The net asset value of each Fund is determined and the Shares of each Fund are priced as of 4:00 p.m., Eastern time (and also as of 12:00 p.m., Eastern time for the Tax-Exempt Money Market Fund and as of 2:00 p.m., Eastern time for the Prime Money Market Fund, the U.S. Treasury Money Market Fund, the Treasury Reserve Money Market Fund, and the Institutional Prime Obligations Money Market Fund) (each a "Valuation Time") on each Business Day of the Fund. As used herein a "Business Day" constitutes any day on which the New York Stock Exchange (the "NYSE") is open for trading, except days on which there are not sufficient changes in the value of the Fund's portfolio securities that the Fund's net asset value might be materially affected, or days during which no Shares are tendered for redemption and no orders to purchase Shares are received. Currently, the NYSE is closed on the customary national business holidays of New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. In addition, each Fund may elect in its own discretion if it is determined to be in shareholders' best interests, to be open on days when the NYSE is closed due to an emergency.

VALUATION OF THE MONEY MARKET FUNDS AND THE INSTITUTIONAL MONEY MARKET FUND

         These Funds have elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. The value of securities in these Funds can be expected to vary inversely with changes in prevailing interest rates.

         Pursuant to Rule 2a-7, these Funds will maintain a dollar-weighted average portfolio maturity appropriate to its objective of maintaining a stable net asset value per Share, provided that no Fund will purchase any security with a remaining maturity of more than thirteen months (securities subject to repurchase agreements may bear longer maturities) nor maintain a dollar-weighted average portfolio maturity which exceeds 90 days. The Trust's Board of Trustees has also undertaken to establish procedures reasonably designed, taking into account current market conditions and the Fund's investment objective, to stabilize the net asset value per Share of the Funds for purposes of sales and redemptions at $1.00. These procedures include review by the Trustees, at such intervals as they deem appropriate, to determine the extent, if any, to which the net asset value per Share of each Fund calculated by using available market quotations deviates from $1.00 per Share. In the event such deviation exceeds one-half of one percent, Rule 2a-7 requires that the Board of Trustees promptly consider what action, if any, should be initiated. If the Trustees believe that the extent of any deviation from a Fund's $1.00 amortized cost price per Share may result in material dilution or other unfair results to new or existing investors, they will take such steps as they consider appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity, shortening the dollar-weighted average portfolio maturity, withholding or reducing dividends, reducing the number of a Fund's outstanding Shares without monetary consideration, or utilizing a net asset value per Share determined by using available market quotations.

VALUATION OF THE EQUITY FUNDS, THE BOND FUNDS AND THE BALANCED FUND

         The value of the portfolio securities held by each of the Funds for purposes of determining such Fund's net asset value per Share will be established on the basis of current valuations provided by Muller Data
Corporation or Kenny S&P Evaluation Services, whose procedures shall be monitored by the Administrator, and which valuations shall be the fair market value of such securities.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         Shares in each Fund are sold on a continuous basis by BISYS Fund Services Limited Partnership ("BISYS"), and BISYS has agreed to use appropriate efforts to solicit all purchase orders. In addition to purchasing Shares directly from BISYS, Shares may be purchased through procedures established by BISYS in connection with the requirements of accounts at AmSouth or financial institutions that provide certain support services for their customers or account holders ("Financial Institutions"). Customers purchasing Shares may include officers, directors, or employees of AmSouth or AmSouth's correspondent banks.

PURCHASE OF SHARES

         As stated in the relevant Prospectuses, the public offering price of Class A Shares of the Equity Funds, the Strategic Portfolios, and the Bond Funds is their net asset value computed after the sale plus a sales charge which varies based upon the quantity purchased. The public offering price of Class B and Class I Shares is their net asset value computed after the sale. The public offering price of such Shares is calculated by dividing net asset value by the difference (expressed as a decimal) between 100% and the sales charge percentage of the offering price applicable to the purchase (see "Shareholder Information -Pricing of Fund Shares" in the relevant Prospectuses). The public offering price of the Institutional Class 1, Institutional Class 2, and Institutional Class 3 Shares is their net asset value per Share, as next computed after an order is received.

         SALES CHARGES. The offering price is rounded to two decimal places each time a computation is made. The sales charge scale set forth in a Fund's Prospectus applies to purchases of Shares of such a Fund made at one time by any purchaser (a "Purchaser"), which includes: (i) an individual, his or her spouse and children under the age of 18; (ii) a trustee or other fiduciary of a single trust estate or single fiduciary account; or (iii) any other organized group of persons, whether incorporated or not, provided that such organization has been in existence for at least six months and has some purpose other than the purchase of redeemable securities of a registered investment company. In order to qualify for a lower sales charge, all orders from a Purchaser will have to be placed through a single investment dealer and identified at the time of purchase as originating from the same Purchaser, although such orders may be placed into more than one discrete account which identifies the Purchasers.

         A  Purchaser  may  qualify  for a reduced  sales  charge  by  combining concurrent purchases of Class A Shares of one or more Funds or by combining a current purchase of Class A Shares of a Fund with prior purchases of Class A Shares of any Fund. The applicable sales charge is based on the sum of (i) the Purchaser's current purchase of shares of any Fund sold with a sales charge plus
(ii) the dollar amount of purchases of the Purchaser's combined holdings of all Class A Shares in any Fund. The "Purchaser's combined holdings" described in the preceding sentence shall include the combined holdings of the Purchaser, the Purchaser's spouse, children under the age of 18, the Purchaser's retirement plan accounts and sole proprietorship accounts that the Purchaser may own. To receive the applicable public offering price pursuant to the right of accumulation, Shareholders must at the time of purchase provide the Transfer Agent or the Distributor with sufficient information to permit confirmation of qualification. Accumulation privileges may be amended or terminated without notice at any time by the Distributor.

The current sales charge rates for Class A Shares are as follows:

FOR THE EQUITY FUNDS AND HYBRID FUNDS

                                     SALES CHARGE        SALES CHARGE       COMMISSION AS A
                                      AS A % OF            AS A % OF         PERCENTAGE OF
          YOUR INVESTMENT           OFFERING PRICE      YOUR INVESTMENT     OFFERING PRICE
Up to $49,999.................           5.50%              5.82%                  5.00%
$50,000 up to $99,999.........           4.50%              4.71%                  4.00%
$100,000 up to $249,999.......           3.50%              3.63%                  3.25%
$250,000 up to $499,999.......           2.50%              2.56%                  2.25%
$500,000 up to $999,999.......           1.50%              1.52%                  1.25%
$1,000,000 and above(1).......           0.00%              0.00%                  0.00%
                                         -----              -----              ---------

                                       38

FOR THE BOND FUNDS

                                     SALES CHARGE        SALES CHARGE       COMMISSION AS A
                                       AS A % OF          AS A % OF          PERCENTAGE OF
          YOUR INVESTMENT           OFFERING PRICE      YOUR INVESTMENT     OFFERING PRICE

Up to $99,999.................           4.00%              4.17%                4.00%
$100,000 up to $249,999.......           3.00%              3.09%                3.00%
$250,000 up to $499,999.......           2.00%              2.04%                2.00%
$500,000 up to $999,999.......           1.00%              1.01%                1.00%
$1,000,000 and above(1).......           0.00%              0.00%                0.00%
                                         -----              -----            ---------

FOR THE MONEY MARKET FUNDS

NO SALES CHARGES.

         Class A Shares of the Money Market Funds are sold at their net asset value per share, as next computed after an order is received. However, as discussed in the Class A and Class B Shares Prospectus, the Class B Shares are subject to a Contingent Deferred Sales Charge if they are redeemed prior to the sixth anniversary of purchase. Class B Shares of the Prime Money Market Fund only are available to Shareholders of Class B Shares of another Fund who wish to exchange their Class B Shares of such other Fund for Class B Shares of the Prime Money Market Fund.

         Class A Shares purchased with proceeds from redemptions from another mutual fund complex within 30 days after redemption, if the Shareholder paid a front end sales charge for those shares, qualify for a waiver of the AmSouth sales charge. Certain other sales of Class A Shares are made without a sales charge, as described in the relevant Prospectuses under the caption "Sales Charge Waivers", to promote goodwill with Trustees of the Fund, employees and others with whom BISYS, the Advisor, AmSouth and/or the Trust have business relationships, and because the sales effort, if any, involved in making such sales is negligible.

         ADDITIONAL INFORMATION REGARDING BROKER COMPENSATION. As the Trust's principal underwriter, BISYS acts as principal in selling Class A Shares and Class B Shares of the Trust to dealers. BISYS re-allows a portion of the sales charge as dealer discounts and brokerage commissions. Dealer allowances expressed as a percentage of the offering price for all offering prices are set forth above. From time to time, BISYS may make expense reimbursements for special training of a dealer's registered representatives in group meetings or to help pay the expenses of sales contests. In some instances, promotional incentives to dealers may be offered only to certain dealers who have sold or may sell significant amounts of Group shares. Neither BISYS nor dealers are permitted to delay the placement of orders to benefit themselves by a price change.

         From time to time dealers who receive dealer discounts and broker commissions from the Distributor may reallow all or a portion of such dealer discounts and broker commissions to other dealers or brokers.

         The Distributor, at its expense, will also provide additional compensation to dealers in connection with sales of Class A Shares and Class B Shares of any of the Funds. Such compensation will include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding one or more Funds of the Trust, and/or other dealer-sponsored special events. In some instances, this compensation will be made available only to certain dealers whose representatives have sold a significant amount of such Shares. Compensation will include payment for travel expenses, including lodging, incurred in connection with trips taken by invited

         There is no initial sales charge on purchases of $1 million or more. However, a contingent deferred sales charge (CDSC) of up to 1.00% of the purchase price will be charged to the shareholder if shares are redeemed in the first year after purchase. This charge will be based on the lower of your cost for the shares or their NAV at the time of redemption. There will be no CDSC on reinvested distributions. The Distributor will provide additional compensation in an amount up to 1.00% of the offering price of Class A Shares of the Funds for sales of $1 million to $3 million. For sales over $3 million, the amount of additional compensation will be negotiated.

         Registered representatives and members of their families to locations within or outside the United States for meetings or seminars of a business nature. Dealers may not use sales of a Fund's Shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc. None of the aforementioned compensation is paid for by any Fund or its Shareholders.

         PURCHASES THROUGH FINANCIAL INSTITUTIONS. Shares of the Funds may be purchased through procedures established by the Distributor in connection with requirements of qualified accounts maintained by or on behalf of certain persons ("Customers") by AmSouth, AIMCO or financial institutions that provide certain administrative support services for their customers or account holders
(collectively, "Financial Institutions"). These procedures may include instructions under which a Customer's account is "swept" automatically no less frequently than weekly and amounts in excess of a minimum amount agreed upon by a Financial Institution and its Customer are invested by the Distributor in Shares of a Money Market Fund or the Institutional Money Market Fund. These procedures may also include transactions whereby AmSouth as agent purchases Shares of the Funds in amounts that correspond to the market value of securities sold to the Funds by AmSouth as agent.

         Shares of the Trust sold to Financial Institutions acting in a fiduciary, advisory, custodial, agency, or other similar capacity on behalf of Customers will normally be held of record by the Financial Institutions. With respect to Shares so sold, it is the responsibility of the particular Financial Institution to transmit purchase or redemption orders to the Distributor and to deliver federal funds for purchase on a timely basis. Beneficial ownership of the Shares will be recorded by the Financial Institutions and reflected in the account statements provided by the Financial Institutions to Customers.

         Depending upon the terms of a particular Customer account, the Financial Institutions may charge a Customer's account fees for automatic investment and other cash management services provided in connection with investment in the Equity Funds. Information concerning these services and any charges can be obtained from the Financial Institutions.

         There is no sales charge imposed by the Trust in connection with the purchase of Shares of the Institutional Money Market Fund.

         Shares of the Institutional Money Market Fund are purchased at the appropriate net asset value per Share next determined after receipt by the Distributor of an order in good form to purchase Shares. An order to purchase Shares will be deemed to have been received by the Distributor only when federal funds with respect thereto are available to the Trust's custodian for investment. Federal funds are monies credited to a bank's account within a Federal Reserve Bank. Payment for an order to purchase Shares which is transmitted by federal funds wire will be available the same day for investment by the Trust's custodian, if received prior to the last Valuation Time. Payments transmitted by other means (such as by check drawn on a member of the Federal Reserve System) will normally be converted into federal funds within two banking days after receipt. The Trust strongly recommends that investors use federal funds to purchase Shares.

         Every Shareholder will receive a confirmation of each new transaction in his or her account, which will also show the total number of Shares of the particular Fund owned by the Shareholder. In the case of Shares held of record by Financial Institutions but beneficially owned by a Customer, confirmations of purchases, exchanges, and redemptions of Shares by a Financial Institution will be sent to the Customer by the Financial Institution. Shareholders may rely on these statements in lieu of certificates. Certificates representing Shares will not be issued.

         If an Account Registration Form has been previously received by the Distributor, investors may also purchase Class A Shares and Class B Shares either by telephone or by wiring funds to the Trust's custodian. Telephone orders may be placed by calling the Trust at (800) 451-8382. Payment for Shares ordered by telephone may be made by check and must be received by the Trust's custodian within three days of the telephone order. If payment is not received within three days or a check timely received does not clear, the purchase will be canceled and the investor could be liable for any losses or fees incurred. In the case of purchases of Shares effected by wiring funds to the Trust's custodian, investors must call the Trust at (800) 451-8382 to obtain instructions regarding the bank account number into which the funds should be wired and other pertinent information.

         AUTOMATIC INVESTMENT PLAN. To change the frequency or amount invested, written instructions must be received by the Trust at least seven Business Days in advance of the next transfer. If the bank or bank account number is changed, instructions must be received by the Trust at least 20 Business Days in advance. In order to change a bank or bank account number, investors also must have their signature guaranteed by a bank, broker, dealer, credit union, securities exchange, securities association, clearing agency or savings association, as those terms are defined in Rule 17Ad-15 under the Securities Exchange Act of 1934 (an "Eligible Guarantor Institution"). Signature guarantees are described more fully under "REDEMPTION BY MAIL" below. If there are insufficient funds in the investor's designated bank account to cover the Shares purchased using AIP, the investor's bank may charge the investor a fee or may refuse to honor the transfer instruction (in which case no Fund Shares will be purchased).

MATTERS AFFECTING REDEMPTION

         The Trust may suspend the right of redemption or postpone the date of payment for Shares during any period when (a) trading on the New York Stock Exchange (the "Exchange") is restricted by applicable rules and regulations of the Securities and Exchange Commission, (b) the Exchange is closed for other than customary weekend and holiday closings, (c) the Securities and Exchange Commission has by order permitted such suspension, or (d) an emergency exists as determined by the Securities and Exchange Commission.

         The Trust may redeem any class of Shares involuntarily if redemption appears appropriate in light of the Trust's responsibilities under the 1940 Act. See "Valuation of the Money Market Funds and the Institutional Money Market Fund" above.

         The Trust reserves the right to convert, at net asset value, Institutional Class 1 Shares of any Shareholder to Class I Shares if, because of redemptions of Shares by or on behalf of the Shareholder, the account of such

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

Shareholder in Institutional Class 1 Shares of the Institutional Money Market Fund has a value of less than $3 million. Accordingly, an investor purchasing Institutional Class 1 Shares of the Institutional Money Market Fund in only the minimum investment amount may be subject to such involuntary conversion to Class I Shares of a Money Market Fund if he or she thereafter redeems some of his or her Shares. Before the Trust exercises its right to convert Institutional Class 1 Shares to Class I Shares, the Shareholder will be given notice that the value of the Institutional Class 1 Shares in his or her account is less than the minimum amount and the Shareholder will be allowed 60 days to make an additional investment in an amount which will increase the value of the account to at least $3 million.

                                      TAXES

TAXATION OF THE FUNDS

         It is the policy of each Fund to qualify for the favorable tax treatment accorded regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). By following such policy, the Trust's Funds expect to eliminate or reduce to a nominal amount the federal income taxes to which such Fund may be subject.

         In order to qualify for the special tax treatment accorded regulated investment companies and their Shareholders, a Fund must, among other things,
(a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities, and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies; (b) each year distribute at least 90% of the sum of its taxable net investment company income, its net tax-exempt income, and the excess, if any, of its net short-term capital gains over its net long-term capital losses; and (c) diversify its holdings so that, at the end of each fiscal quarter (i) at least 50% of the market value of its total assets is represented by cash, cash items (including receivables), U.S. Government securities, securities of other regulated investment companies, and other securities, limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities
(other than those of the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses.

         If a Fund qualifies as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to federal income tax on income paid to its Shareholders in the form of dividends (including capital gain dividends). If a Fund failed to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to Shareholders as ordinary income. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

         If a Fund fails to distribute in a calendar year substantially all of its ordinary income for the year and substantially all its net capital gain income for the one-year period ending October 31 of the year (and any retained amount from the prior calendar year), the Fund will be subject to a non-deductible 4% excise tax on the underdistributed amounts. A dividend paid to Shareholders by the fund in January of a year generally is deemed to have been paid by the fund on December 31 of the preceding year, if the dividend was declared and payable to Shareholders of record on a date in October, November or

December  of  that  preceding  year.   Each  Fund  intends   generally  to  make
distributions sufficient to avoid imposition of this 4% excise tax.

         The Funds each expect to qualify to be taxed as a "regulated investment company" and to be relieved of all or substantially all federal income taxes. Depending upon the extent of their activities in states and localities in which their offices are maintained, in which their agents or independent contractors are located, or in which they are otherwise deemed to be conducting business, the Funds may be subject to the tax laws of such states or localities.

         DISTRIBUTIONS. Each Fund will distribute at least annually any taxable income or realized capital gains. Distributions of any taxable net investment income and net short- term capital gain are taxable as ordinary income. Distributions of each Fund's net capital gain (i.e., the excess of a Fund's net long-term capital gain over net short-term capital loss), if any, are taxable as long-term capital gains, regardless of how long a Shareholder has held Fund shares. Distributions of taxable income or capital gains are taxable to Fund Shareholders whether received in cash or in Fund shares through automatic reinvestment.

         Dividends and distributions on a Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular Shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed.

         If a Fund makes a distribution in excess of its current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of a Shareholder's tax basis in Fund shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces the Shareholder's tax basis in the shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of those shares.

         EXEMPT-INTEREST DIVIDENDS. A Fund will be qualified to pay exempt-interest dividends to its Shareholders only if, at the close of each quarter of the Fund's taxable year, at least 50% of the total value of the Fund's assets consists of obligations the interest on which is exempt from federal income tax. Generally, exempt-interest dividends will be excluded from gross income for federal income tax purposes. However, exempt-interest dividends attributable to investments in certain "private activity" bonds will be treated as tax preference items in computing the alternative minimum tax. Also, a portion of all other exempt-interest dividends earned by a corporation may be subject to the alternative minimum tax.

         If a Shareholder receives an exempt-interest dividend with respect to any share and such share is held by the Shareholder for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such exempt-interest dividend. In certain limited instances, the portion of Social Security or Railroad Retirement benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income, including exempt-interest dividends, received by a Shareholder.

         If a Fund intends to be qualified to pay exempt-interest dividends, the Fund may be limited in its ability to enter into taxable transactions involving forward commitments, repurchase agreements, financial futures and options contracts on financial futures, tax-exempt bond indices and other assets.

         Part or all of the interest on indebtedness, if any, incurred or continued by a Shareholder to purchase or carry shares of a Fund paying exempt-interest dividends is not deductible. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness, multiplied by the percentage of the fund's total distributions (not including distributions from net long-term capital gains) paid to the Shareholder that are exempt-interest dividends. Under rules used by the Internal Revenue Service to determine when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

         In general, exempt-interest dividends, if any, attributable to interest received on certain private activity obligations and certain industrial development bonds will not be tax-exempt to any Shareholders who are "substantial users" of the facilities financed by such obligations or bonds or who are "related persons" of such substantial users.

         A Fund which is qualified to pay exempt-interest dividends will inform investors following the end of the Fund's fiscal year of the percentage of its income distributions designated as tax-exempt. The percentage is applied uniformly to all distributions made during the year. The percentage of income designated as tax-exempt for any particular distribution may be substantially different from the percentage of the fund's income that was tax-exempt during the period covered by the distribution.

         The exemption from federal income tax for exempt-interest dividends does not necessarily result in exemption for such dividends under the income or other tax laws of any state or local authority. You are advised to consult with your tax advisor about state and local tax matters.

         SELLING SHARES. Shareholders who sell Fund Shares will generally recognize gain or loss in an amount equal to the difference between their adjusted tax basis in the Fund Shares and the amount received. If Fund Shareholders hold their Fund Shares as capital assets, the gain or loss will be a capital gain or loss. The tax rate generally applicable to net capital gains recognized by individuals and other noncorporate taxpayers is (i) the same as the maximum ordinary income tax rate for gains recognized on the sale of capital assets held for one year or less or (ii) 20% for gains recognized on the sale of capital assets held for more than one year (as well as capital gain dividends). For taxable years beginning after December 31, 2000, the maximum capital gain tax rate for capital assets (including Fund Shares) held by a non-corporate Shareholder for more than 5 years will be 8 percent and 18 percent (rather than 10 percent and 20 percent). The 18-percent rate applies only to assets the holding period for which begins after December 31, 2000 (including by way of an election to mark the asset to the market, and to pay the tax on any gain thereon, as of January 2, 2001). The mark-to-market election may be disadvantageous from a federal tax perspective, and Shareholders should consult their tax advisors before making such an election.

         Any loss on the sale or exchange of Fund Shares will be treated as a long-term capital loss to the extent of any capital gain dividends received with respect to those Fund Shares. For purposes of determining whether Fund Shares have been held for six months or less, the holding period is suspended for any periods during which your risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property, or through certain options or short sales. In addition, any loss realized on the sale or exchange of Shares will be disallowed to the extent that a Shareholder replaces the disposed of Shares with other Shares within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition, which could, for example, occur as a result of automatic dividend reinvestment. In such an event, a Shareholder's basis in the replacement Shares will be adjusted to reflect the disallowed loss.

         HEDGING TRANSACTIONS. A Fund's transactions in options, foreign-currency-denominated securities, and certain other investment and hedging activities of the Fund, will be subject to special tax rules (including "mark-to-market," "straddle," "wash sale," "constructive sale" and "short sale" rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's assets, convert short-term capital losses into long-term capital losses, convert long-term capital gains into short-term capital gains, and otherwise affect the character of the Fund's income. These rules could therefore affect the amount, timing, and character of distributions to Shareholders.

         Income earned as a result of these transactions would, in general, not be eligible for the dividends-received deduction or for treatment as exempt-interest dividends when distributed to Shareholders. The Funds will endeavor to make any available elections pertaining to these transactions in a manner believed to be in the best interest of the Funds.

         Certain of a Fund's hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If a Fund's book income exceeds its taxable income, the distribution (if any) of such excess will be treated as (i) a dividend to the extent of the Fund's remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter as a return of capital to the extent of the recipient's basis in the shares, and (iii) thereafter as gain from the sale or exchange of a capital asset. If the Fund's book income is less than its taxable income, the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

         FOREIGN INVESTMENTS AND TAXES. The International Equity Fund may qualify for and may make an election permitted under Section 853 of the Code so that Shareholders may be eligible to claim a credit or deduction on their Federal income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes paid or incurred by the Fund to foreign countries (which taxes relate primarily to investment income). The International Equity Fund may make an election under
Section 853 of the Code, provided more than 50% of the value of the Fund's total assets at the close of the taxable year consists of securities in foreign corporations, and the Fund satisfies the applicable distribution provisions of the Code. The foreign tax credit available to Shareholders is subject to certain limitations imposed by the Code.

         If the International Equity Fund invests in an entity that is classified as a "passive foreign investment company" ("PFIC") for Federal income tax purposes, the operation of certain provisions of the Code applying to PFICs could result in the imposition of certain federal income taxes on the Fund. In addition, gain realized from the sale or other disposition of PFIC securities may be treated as ordinary income under Section 1291 of the Code and gain realized with respect to PFIC securities that are marked-to-market will be treated as ordinary income under Section 1296 of the Code.

         BACKUP WITHHOLDING. A Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to any individual Shareholder who fails to properly furnish the Fund with a correct taxpayer identification number (TIN), who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. Pursuant to recently enacted tax legislation, the backup withholding tax rate will be (i) 30.5% for amounts paid after August 6, 2001 through the end of 2001, (ii) 30% for amounts paid during 2002 and 2003, (iii) 29% for amounts paid during 2004 and 2005, and (iv) 28% for amounts paid during 2006 through 2010. This legislation will expire and the backup withholding rate will be 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise.

         The Service recently revised its regulations affecting the application to foreign investors of the back-up withholding and withholding tax rules described above. The new regulations are generally effective for payments made after December 31, 2000. In some circumstances, the new rules increase the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the back-up withholding tax rates and for reduced withholding tax rates under income tax treaties. Foreign investors in the Fund should consult their tax advisers with respect to the potential application of these new regulations.

         Information set forth in the Prospectuses and this Statement of Additional Information which relates to federal taxation is only a summary of some of the important federal tax considerations generally affecting purchasers of Shares of the Trust's Funds. No attempt has been made to present a detailed explanation of the federal income tax treatment of a Fund or its Shareholders and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of Shares of a Fund are urged to consult their tax Advisors with specific reference to their own tax situation. In addition, the tax discussion in the Prospectuses and this Statement of Additional Information is based on tax laws and regulations which are in effect on the date of the Prospectuses and this Statement of Additional Information; such laws and regulations may be changed by legislative or administrative action.

DISTRIBUTION POLICIES AND ADDITIONAL TAX INFORMATION REGARDING SPECIFIC FUNDS

         THE MONEY MARKET FUNDS AND THE INSTITUTIONAL MONEY MARKET FUND. The net income of each Money Market Fund is declared daily as a dividend to Shareholders of record at the close of business on the day of declaration. Dividends will generally be paid monthly. Distributable net capital gains (if any) will be distributed at least annually. A Shareholder will automatically receive all income dividends and capital gains distributions in additional full and fractional Shares of the same class at net asset value as of the date of payment unless the Shareholder elects to receive such dividends or distributions in cash. Reinvested dividends receive the same tax treatment as dividends paid in cash. Such election, or any revocation thereof, must be made in writing to the Transfer Agent at P.O. Box 182733, Columbus, Ohio 43218-2733, and will become effective with respect to dividends and distributions having record dates after its receipt by the Transfer Agent. For each Fund, dividends are paid in cash not later than seven Business Days after a Shareholder's complete redemption of his or her Shares. Dividends are generally taxable when received. However, dividends declared in October, November, or December to Shareholders of record during those months and paid during the following January are treated for tax purposes as if they were received by each Shareholder on December 31 of the prior year.

         THE PRIME MONEY MARKET FUND, THE INSTITUTIONAL PRIME OBLIGATIONS FUND, THE TREASURY RESERVE FUND, AND THE U.S. TREASURY Fund. Because all of the net investment income of each Fund is expected to be interest income, it is anticipated that no distributions will qualify for the dividends-received deduction for corporate Shareholders. These Funds do not expect to realize any long-term capital gains and, therefore, do not foresee paying any "capital gains dividends" as described in the Code. Dividends received by a Shareholder that are derived from the U.S. Treasury Fund's, the Treasury Reserve Fund's, and the Institutional Prime Obligations Fund's investments in U.S. government obligations may not be eligible for exemption from state and local taxes even though the income on such investments would have been exempt from state and local taxes if the Shareholder directly held such investments. In addition, the state and local tax exemption for interest earned on U.S. government obligations may not extend to income earned on U.S. government obligations that are subject to a repurchase agreement. Shareholders are advised to consult their own tax Advisors concerning their own tax situation and the application of state and local taxes.

         THE BOND FUNDS. A dividend for each Bond Fund will be declared monthly at the close of business on the day of declaration consisting of an amount of accumulated undistributed net income of the Fund as determined to be necessary or appropriate by the appropriate officers of the Trust. Dividends will generally be paid monthly. Distributable net realized capital gains are distributed annually to Shareholders of record. A Shareholder will automatically receive all income dividends and capital gains distributions in additional full and fractional Shares unless the Shareholder elects to receive such dividends or distributions in cash. Dividends and distributions are reinvested without a sales charge as of the ex-dividend date using the net asset value determined on that date and are credited to a Shareholder's account on the payment date. Reinvested dividends and distributions receive the same tax treatment as dividends and distributions paid in cash. Dividends are generally taxable when received. However, dividends declared in October, November, or December to Shareholders of record during those months and paid during the following January are treated for tax purposes as if they were received by each Shareholder on December 31 of the prior year. Elections to receive dividends or distributions in cash, or any revocation thereof, must be made in writing to the Transfer Agent at P.O. Box 182733, Columbus, Ohio 43218-2733, and will become effective with respect to dividends and distributions having record dates after its receipt by the Transfer Agent.

         THE BOND FUND, THE LIMITED TERM BOND FUND AND THE GOVERNMENT INCOME FUND. Distributions by the Bond Fund, the Limited Term Bond Fund and the Government Income Fund of ordinary income and/or an excess of net short-term capital gain over net long-term loss are taxable to Shareholders as ordinary income. It is not expected that the dividends-received deduction for corporations will apply to these distributions.

         Dividends received by a Shareholder that are derived from the Bond Fund's, the Limited Term Bond Fund's or the Government Income Fund's investments in U.S. government obligations may not be entitled to the exemptions from state and local income taxes that would be available if the Shareholder had purchased U.S. government obligations directly.

         The holder of a security issued with "original issue discount" (including a zero-coupon U.S. Treasury security) is required to accrue as income each year a portion of the discount at which the security was purchased, even though the holder does not currently receive the interest payment in cash. A security has original issue discount if its redemption price exceeds its issue price by more than a de minimis amount. Accordingly, the Bond Fund, the Limited Term Bond Fund and the Government Income Fund may be required to distribute each year an amount which is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of the Fund or by liquidation of its portfolio securities, if necessary. The Fund may realize gains or losses from such liquidations. In the event the Fund realizes net capital gains from such transactions, its Shareholders may receive a larger capital gain distribution than they would have in the absence of such transactions.

         THE TAX-EXEMPT FUND, THE TAX-FREE FUNDS, AND THE TENNESSEE TAX-EXEMPT FUND. As indicated in the Prospectuses of the Tax-Exempt Fund and the Tax-Free Funds, these Funds are designed to provide Shareholders with current tax-exempt interest income. The Funds are not intended to constitute a balanced investment program and are not designed for investors seeking capital appreciation or maximum tax-exempt income irrespective of fluctuations in principal. Shares of the Tax-Exempt Fund and the Tax-Free Funds would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under
Section 401 of the Code, so-called Keogh or H.R. 10 plans, and individual retirement accounts. Such plans and accounts are generally tax-exempt and, therefore, would not gain any additional benefit from the dividends of the Tax-Exempt Fund and the Tax-Free Funds, being tax-exempt, and such dividends would be ultimately taxable to the beneficiaries when distributed to them.

         In addition, the Tax-Exempt Fund and the Tax-Free Funds may not be appropriate investments for Shareholders that may be "substantial users" of facilities financed by private activity bonds or "related persons" thereof. "Substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person who regularly uses a part of such facilities in his trade or business, and whose gross revenues derived with respect to the facilities financed by the issuance of bonds represent more than 5% of the total revenues derived by all users of such facilities, or who occupies more than 5% of the usable area of such facilities, or for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related person" includes certain related natural persons, affiliated corporations, a partnership and its partners and an S Corporation and its shareholders. Each Shareholder that may be considered a "substantial user" should consult a tax Advisor with respect to whether exempt-interest dividends would retain the exclusion under
Section 103 of the Code if the Shareholder were treated as a "substantial user" or a "related person."

         As indicated in the Prospectuses of the Tax-Exempt Fund and the Tax-Free Funds, the Funds may acquire puts with respect to Municipal Securities (and in the case of the Florida Fund, Florida Municipal Securities) held in their portfolios. See "INVESTMENT OBJECTIVES AND POLICIES - Additional
Information on Portfolio Instruments - Puts" in this Statement of Additional Information. The policy of the Tax-Exempt Fund and the Tax-Free Funds is to limit their acquisition of puts to those under which the Fund will be treated for federal income tax purposes as the owner of the Municipal Securities acquired subject to the put and the interest on the Municipal Securities will be tax-exempt to such Fund. Although the Internal Revenue Service has issued a published ruling that provides some guidance regarding the tax consequences of the purchase of puts, there is currently no guidance available from the Internal Revenue Service that definitively establishes the tax consequences of many of the types of puts that the Tax-Exempt Fund and the Tax-Free Funds could acquire under the 1940 Act. Therefore, although the Tax-Exempt Fund and the Tax-Free Funds will only acquire a put after concluding that it will have the tax consequences described above, the Internal Revenue Service could reach a different conclusion from that of the Funds. If the Tax-Exempt Fund and the Tax-Free Funds were not treated as the owner of the Municipal Securities, income from such securities would probably not be tax-exempt.

         The foregoing is only a summary of some of the important federal tax considerations generally affecting purchasers of Shares of the Tax-Exempt Fund and the Tax-Free Funds. No attempt has been made to present a detailed explanation of the federal income tax treatment of the Tax-Exempt Fund and the Tax-Free Funds or their Shareholders and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of Shares of the Tax-Exempt Fund and the Tax-Free Funds are urged to consult their tax Advisors with specific reference to their own tax situation. In addition, the foregoing discussion is based on tax laws and regulations which are in effect on the date of this Statement of Additional Information; such laws and regulations may be changed by legislative or administrative action.

         Generally, bonds of the type comprising the Tennessee Tax-Exempt Fund and the interest thereon, may be subject to inheritance, transfer, and estate taxes under Tennessee law. Further, bonds in the Fund may be indirectly taxed to the extent the bonds and the interest derived therefrom are included within the measure of certain franchise and excise taxes imposed under Tennessee law on organizations and entities doing business in Tennessee (other than general partnerships and sole proprietorships).

ALABAMA TAXES

         Section 40-18-14(3)f of the Alabama Code specifies that interest on obligations of the State of Alabama and any county, municipality or other political subdivision thereof is exempt from personal income tax. Section

40-18-14(3)d provides similar tax-exempt treatment for interest on obligations of the United States or its Possessions (including Puerto Rico, Guam and the Virgin Islands). Regulation Section 810-3-14-.02(4)(a) extends the exclusion to agencies of the United States or corporations owned by the United States and lists as examples of exempt obligations, U.S. savings bonds, U.S. Treasury notes or bills, obligations of the Bank for Cooperation, Federal Land Bank, Federal Intermediate Credit Bank, Federal Home Loan Bank, Production Credit
Associations, Federal Financing Bank, and the Tennessee Valley Authority. In addition, Regulation Section 810-3-14-.02(4)(b)2 and an Administrative ruling of the Alabama Department of Revenue dated March 1, 1990 extend these exemptions for interest to distributions from a regulated investment company to the extent that they are paid out of interest earned on such exempt obligations. Tax-exempt treatment is not available on distributions from income earned on securities that are merely guaranteed by the federal government (GNMAs, FNMAs, etc.), for repurchase agreements collateralized by U.S. government obligations or for obligations of other states to the extent such investments are made by the Fund for temporary or defensive purposes. Such interest will be taxable on a pro rata basis.

         Any distributions of net short-term and net long-term capital gain earned by the Fund are fully includable in each Shareholder's Alabama taxable income as dividend income and long-term capital gain, respectively. Both types of income are currently taxed at ordinary rates.

         The foregoing discussion is based on tax laws and regulations which are in effect as of the date of this Statement of Additional Information; such laws and regulations may be changed by legislative or administrative actions. The foregoing is also intended only as a brief summary of some of the important Alabama tax considerations generally affecting the Municipal Fund and its Shareholders. Potential investors are urged to consult their tax Advisors concerning their own tax situation and concerning the application of state and local (as well as federal) taxes.

FLORIDA TAXES

         The State of Florida does not impose an income tax on individuals. Therefore, distributions of the Florida Fund to individuals will not be subject to personal income taxation in Florida. Corporations and other entities subject to the Florida income tax will be subject to tax on distributions of investment income and capital gains by the Fund. Distributions attributable to interest on obligations of any state (including Florida), the District of Columbia, U.S. possessions, or any political subdivision thereof, will be taxable to corporations and other entities for Florida income tax purposes even though such interest income is exempt from federal income tax. Similarly, distributions attributable to interest on obligations of the United States and its territories will be taxable to corporations and other entities under the Florida income tax. For individuals and other entities subject to taxation in states and localities other than Florida, distributions of the Fund will be subject to applicable taxes imposed by such other states and localities.

         In the opinion of special Florida tax counsel to the Fund, Shareholders of the Florida Fund who are subject to the Florida Intangible Personal Property Tax (the "Intangible Tax") will not be subject to the Intangible Tax on shares of the Florida Fund if, on the first day of the applicable calendar year at least 90% of, the assets of the Florida Fund consist solely of obligations of Florida or its political subdivisions; obligations of the United States, Puerto Rico, the Virgin Islands or Guam; or bank deposits, cash or other assets which would be exempt from the Intangible Tax if directly held by the Shareholder. As described above, it is the Florida Fund's policy to invest at least 80% of its net assets in Florida Municipal Securities exempt from the Intangible Tax under normal market conditions. The Florida Fund intends to insure that, absent abnormal market conditions, at least 90% of assets held on January 1 of each year are exempt from the Intangible Tax. Accordingly, the value of the Florida

Fund shares held by a Shareholder should ordinarily be exempt from the Intangible Tax. However, if on any January 1 the Florida Fund holds investments in excess of 10% of its net asset value that are not exempt from the Intangible Tax, the Florida Fund's shares could be wholly or partially subject to the Intangible Tax for that year.

         The foregoing discussion is intended only as a brief summary of the Florida tax laws currently in effect which would generally affect the Florida Fund and its Shareholders.

         Potential investors are urged to consult with their Florida tax counsel concerning their own tax situation.

TENNESSEE TAXES

         The Tennessee Hall Income Tax imposes a tax on income received by way of dividends from stock or interest on bonds. Dividends from a qualified regulated investment company are exempt from the Hall Income Tax, but only to the extent such dividends are attributable to interest on bonds or securities of the U.S. Government or any agency or instrumentality thereof or on bonds of the State of Tennessee or any country or any municipality or political subdivision thereof, including any agency, board, authority or commission of any of the above.

         Generally, bonds of the type comprising the Tennessee Tax-Exempt Fund and the interest thereon, may be subject to inheritance, transfer, and estate taxes under Tennessee law. Further, bonds in the Funds may be indirectly taxed to the extent the bonds and the interest derived therefrom are included within the measure of certain franchise and excise taxes imposed under Tennessee law on organizations and entities doing business in Tennessee (other than general partnerships and sole proprietorships).

         The foregoing discussion is intended only as a brief summary of the Tennessee tax laws currently in effect which would generally affect the Tennessee Tax-Exempt Fund and their Shareholders. Potential investors are urged to consult with their Tennessee tax counsel concerning their own tax situation.

                             MANAGEMENT OF THE TRUST

TRUSTEES

         Overall responsibility for management of the Trust rests with the Board of Trustees of the Trust, who are elected by the Shareholders of the Trust. There are currently six Trustees, two of whom are "interested persons" of the Trust within the meaning of that term under the Investment Company Act of 1940. The Trustees, in turn, elect the officers of the Trust to supervise actively its day-to-day operations. The Trustees of the Trust, their current addresses, and principal occupations during the past five years are as follows (if no address is listed, the address is 3435 Stelzer Road, Columbus, Ohio 43219):

-------------------------------------------------------------------------------------------------------------------
                            Position    Term of
                            Held With   Office and                      Other             Principal
Name, Age                   AmSouth     Length of     Number of Funds   Directorships     Occupation(s) During
and Address                 Funds       Time Served*  Overseen          Held              the Past Five Years
-------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES:
-------------------------------------------------------------------------------------------------------------------
Dick D. Briggs, Jr., M.D.   Trustee     Since 1992    Trustee of                          From March 1997 to
459 DER Building                                      AmSouth Funds                       present, Chief Medical
1808 7th Avenue South                                 (consisting of                      Officer, Best Doctors (TM)
UAB Medical Center                                    27 portfolios).                     Worldwide Healthcare
Birmingham, AL 35294                                                                      Services; from September
Age 68                                                                                    1967 to present, Emeritus
                                                                                          Professor and Eminent
                                                                                          Scholar Chair, Univ. of
                                                                                          Alabama at Birmingham;
                                                                                          from October 1971 to
                                                                                          present, Physician,
                                                                                          University of Alabama
                                                                                          Health Services
                                                                                          Foundation; from 1981 to
                                                                                          1995, Professor and Vice
                                                                                          Chairman, Dept. of
                                                                                          Medicine, Univ. of Alabama
                                                                                          at Birmingham School of
                                                                                          Medicine; from 1988 to
                                                                                          1992, President, CEO and
                                                                                          Medical Director, Univ. of
                                                                                          Alabama Health Services
                                                                                          Foundation.
-------------------------------------------------------------------------------------------------------------------
Wendell D. Cleaver          Trustee     March 1992    Trustee of                          From September 3, 1993
225 Lakewood Drive West                               AmSouth Funds                       to present, retired;
Mobile, AL  36608                                     (consisting of                      from December 1988 to
Age 67                                                27 portfolios).                     August 1993, Executive
                                                                                          Vice President, Chief
                                                                                          Operating Officer and
                                                                                          Director, Mobile Gas
                                                                                          Service Corporation.
-------------------------------------------------------------------------------------------------------------------
James H. Woodward, Jr.      Trustee     October 1987  Trustee of                          From 1992 to present,
University of North Carolina                          AmSouth Funds                       Trustee, J. A. Jones,
at Charlotte                                          (consisting of                      Inc., Construction
Charlotte, NC  28223                                  27 portfolios).                     Company; from July
Age 62                                                Trustee of                          1989 to present,
                                                      Variable                            Chancellor, The
                                                      Insurance Funds                     University of North
                                                      (consisting of                      Carolina at Charlotte;
                                                      15 portfolios,                      from August 1984 to
                                                      7 of which are                      July 1989, Senior Vice
                                                      advised by the                      President, University
                                                      Advisor)                            College, University of
                                                                                          Alabama at Birmingham.
-------------------------------------------------------------------------------------------------------------------

                                                       51

-------------------------------------------------------------------------------------------------------------------
                            Position    Term of
                            Held With   Office and                      Other             Principal
Name, Age                   AmSouth     Length of     Number of Funds   Directorships     Occupation(s) During
and Address                 Funds       Time Served*  Overseen          Held              the Past Five Years
-------------------------------------------------------------------------------------------------------------------
Edward P. Farley            Trustee     December      Trustee of                          Retired, 1999;
2910 Oak Hollow Drive, SE               2001          AmSouth Funds                       Executive Vice
Grand Rapids, MI  49506                               (consisting of                      President, Old Kent
Age 62                                                27 portfolios).                     Bank from January
                                                                                          1981-March 1999;
                                                                                          Director, Kent Funds,
                                                                                          an open-end investment
                                                                                          management company, for
                                                                                          which BISYS Fund
                                                                                          Services L.P. serves as
                                                                                          distributor, from March
                                                                                          1999 until December
                                                                                          2001.
-------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES:
-------------------------------------------------------------------------------------------------------------------
J. David Huber, Jr.         Chairman    October 1987  Chairman and                        From June 1987 to
3435 Stelzer Road           and Trustee               Trustee of                          present, employee of
Columbus, OH  43219                                   AmSouth Funds                       BISYS Fund Services
Age 56                                                (consisting of                      L.P.
                                                      27 portfolios).
-------------------------------------------------------------------------------------------------------------------
Geoffrey von Kuhn           Trustee     June 2002                                         From April 2001 to
Wealth Management Group                                                                   present, Senior Executive
AmSouth Bank                                                                              Vice President, AmSouth
AmSouth Harbert Plaza -                                                                   Bancorporation and AmSouth
Upper Lobby                                                                               Bank, Head, Wealth
1901 Sixth Avenue North                                                                   Management Group; April
Birmingham, AL  35203                                                                     2000 to April 2001, Head,
Age 50                                                                                    U.S. Private Bank,
                                                                                          Citigroup; February 1998
                                                                                          to April 2000, Senior
                                                                                          Managing Director and Vice
                                                                                          Chairman, Banc One Capital
                                                                                          Markets; May 1996 to
                                                                                          February 1998, Senior
                                                                                          Managing Director, Bank
                                                                                          One Institutional
                                                                                          Investment Services, Inc.
-------------------------------------------------------------------------------------------------------------------

                                                      52

-------------------------------------------------------------------------------------------------------------------
                            Position    Term of
                            Held With   Office and                      Other             Principal
Name, Age                   AmSouth     Length of     Number of Funds   Directorships     Occupation(s) During
and Address                 Funds       Time Served*  Overseen          Held              the Past Five Years
-------------------------------------------------------------------------------------------------------------------
ADVISORY TRUSTEES:
-------------------------------------------------------------------------------------------------------------------
Norma A. Coldwell           Advisory    March 2002    Advisory                            Trustee, AmSouth Funds
3330 Southwestern Blvd.     Trustee                   Trustee of                          2000-2002; International
Dallas, TX  75225                                     AmSouth Funds                       Economist and Consultant;
Age 77                                                (consisting of                      Executive Vice President
                                                      27 portfolios)                      of Coldwell Financial
                                                                                          consultants; Trustee and
                                                                                          Treasurer of Meridian
                                                                                          International Center
                                                                                          (International Education
                                                                                          and Cultural Group);
                                                                                          Member of the Board of
                                                                                          Advisors of Meridian
                                                                                          International Center and
                                                                                          Emerging Capital Markets,
                                                                                          SA (Montevideo, Uruguay);
                                                                                          formerly, Chief
                                                                                          International Economist of
                                                                                          Riggs National Bank,
                                                                                          Washington, DC
-------------------------------------------------------------------------------------------------------------------
Homer H. Turner, Jr.        Advisory    March 2002    Advisory                            Formerly, Trustee,
751 Cary Drive              Trustee                   Trustee of                          AmSouth Funds; from
Auburn, AL 36830-2505                                 AmSouth Funds                       June 1991 to present,
Age 74                                                (Consisting of                      retired; until June
                                                      27 portfolios)                      1991, Vice President,
                                                                                          Birmingham Division,
                                                                                          Alabama Power Company
-------------------------------------------------------------------------------------------------------------------

* There is no defined term of office for Trustees of AmSouth Funds.

         Messrs. Huber and von Kuhn are considered to be interested persons (as defined in the 1940 Act) of AmSouth Funds. Mr. Huber is considered an interested person on the basis of his employment with BISYS Fund Services L.P., AmSouth Funds' Distributor. Mr. von Kuhn is considered to be an interested person on the basis of his employment by AmSouth Bank, the Advisor's parent company.

COMPENSATION OF TRUSTEES

         Trustees who are "interested persons" of AmSouth Funds, within the meaning of Section 2(a)(19) of the 1940 Act, receive no salary or fees from AmSouth Funds. Each Trustee who is not an interested person of AmSouth Funds (E.G., an "Independent Trustee") receives a per meeting fee based on the average net assets of AmSouth Funds as of December 31 of the previous year.

         AmSouth Funds currently pays each Independent Trustee a per meeting fee of $6,000, plus travel and other out-of-pocket expenses incurred by the Trustees in attending Board meetings. The table below includes certain information relating to the compensation of AmSouth Funds' Trustees for the fiscal year ended July 31, 2001, as well as information regarding compensation from AmSouth Funds' Fund Complex for the year ended December 31, 2001. Annual Board fees may be reviewed periodically and changed by AmSouth Funds' Board. AmSouth Funds does not have any retirement plan for its Trustees.

         The Trustees receive fees and are reimbursed for expenses in connection with each meeting of the Board of Trustees they attend. However, no officer or employee of BISYS Fund Services, or BISYS Fund Services, Inc. receives any compensation from the Trust for acting as a Trustee.

                               COMPENSATION TABLE

---------------------------------------------------------------------------------------------
                                            AGGREGATE            TOTAL COMPENSATION FROM
                                            COMPENSATION FROM    AMSOUTH FUNDS AND FUND
     NAME OF PERSON AND POSITION            AMSOUTH FUNDS(1)     COMPLEX PAID TO TRUSTEES(2)
---------------------------------------------------------------------------------------------
J. David Huber, Jr. - Chairman of the
Board and Trustee                           None                 None
---------------------------------------------------------------------------------------------
Dick D. Briggs, Jr., M.D. - Trustee
---------------------------------------------------------------------------------------------
Wendell D. Cleaver - Trustee
---------------------------------------------------------------------------------------------
Edward P. Farley - Trustee(3)
---------------------------------------------------------------------------------------------
James H. Woodward, Jr. - Trustee(4)
---------------------------------------------------------------------------------------------
Geoffrey A. von Kuhn(5)
---------------------------------------------------------------------------------------------
Norma A. Coldwell - Advisory Trustee(6)
---------------------------------------------------------------------------------------------
Homer H. Turner, Jr. - Advisory Trustee(6)
---------------------------------------------------------------------------------------------

(1) Represents compensation paid to each Trustee for the fiscal year ended July 31, 2001.

(2) Represents aggregate compensation paid to each Trustee during the calendar year ended December 31, 2001. There are a total of thirty-four portfolios in the AmSouth Fund Complex.

(3) Mr. Farley was elected to serve as Trustee for AmSouth Funds on December 18, 2001.

(4) Mr. Woodward also serves as Trustee for Variable Insurance Funds, an open-end investment company, with fifteen portfolios, of which seven are advised by the Advisor.

(5) Mr. Von Kuhn was elected to serve as Trustee for AmSouth Funds on June 17, 2002.

(6) Ms. Coldwell and Mr. Turner retired from the Board of Trustees and assumed "Advisory Trustee" status in March 2002.

DEFERRED COMPENSATION PLAN

         At a meeting held on September 19, 2002, the Board of Trustees adopted a Deferred Compensation Plan for Trustees ("Plan") to permit Trustees to elect to defer some or all future compensation ("Deferred Compensation") earned from the Trust into accounts maintained by the Trust. In accordance with rules of the Internal Revenue Code of 1986, as amended ("Code") applicable to non-qualified plans, Deferred Compensation will not be currently taxable to a Trustee for federal income tax purposes. Rather, such Deferred Compensation will be taxable to a Trustee upon the payment, at the time of the Trustee's retirement, death, disability or other termination of service.

         Under the Plan, the Trust will credit the deferred compensation to a separate memorandum account ("Deferred Compensation Account") the first business day after the date the Deferred Compensation would otherwise have been payable to the Trustee. Deferred Compensation Accounts will be adjusted to reflect the gain or loss those Deferred Compensation Accounts would have experienced had they actually been invested in one or more of the Funds selected by the Trustee. Each Trustee will receive a quarterly statement of his or her Deferred Compensation Account that shows the aggregate amount credited or charged to the Deferred Compensation Account.

         The Plan provides a Trustee with certain options as to the timing and manner of payment of Deferred Compensation from his or her Deferred Compensation Account. In this regard, a Trustee may specify the date for payment of the Deferred Compensation out of his or her Deferred Compensation Account, which may be no sooner than: (a) the first business day of January of the year following the year the Trustee ceases to be a Trustee; or (b) the one-year anniversary of the Deferral Election. The death of a Trustee automatically triggers payment of the Deferred Compensation to the Trustee's beneficiary according to the Trustee's designation then in effect. Trustees also may elect to receive payments from their Deferred Compensation Accounts in a lump sum or through installments.

         Generally, the liquidation, dissolution or winding up of the Trust will automatically trigger a lump sum distribution of all unpaid amounts in the Trust's Deferred Compensation Account for a Trustee, notwithstanding any election by the Trustee. However, if the Trust sells or transfers its assets and the transfer is subject to, or the Transferee assumes, the liabilities of the Trust, the Trust need not distribute the amounts in a Deferred Compensation Account.

         A Trustee does not have a secured claim against assets of the Trust to receive future payment of the Deferred Compensation (nor does the Trustee's beneficiary or estate have any such secured claim). Amounts credited to a Trustee's Deferred Compensation Account by the Trust remain part of the general assets of the Trust and are considered the sole property of the Trust. A Trustee is treated as a general unsecured creditor of the Trust with respect to the Trust's obligations under the Plan.

         The Plan permits (but does not require) the Trust to invest an amount equal to the balance of the Deferred Compensation Plan Account in order to cover its obligations to the Trustees under the Plan. Any such investments made by the Trust continue to be part of the Trust's general assets and property and may be used by the Trust to satisfy its creditors.


         The following table shows each Trustee's ownership of shares of AmSouth Funds' shares as of July 31, 2002:

----------------------------------------------------------------------------------------------------------------------

                                                  DOLLAR RANGE OF EQUITY SECURITIES
                ------------------------------------------------------------------------------------------------------

                                                                                                 AMSOUTH     AMSOUTH
                 AMSOUTH     AMSOUTH                           AMSOUTH    AMSOUTH                LIMITED     PRIME
                 CAPITAL     INT'L      AMSOUTH     AMSOUTH    ENHANCED   GOV'T       AMSOUTH    TERM        MONEY
NAME OF          GROWTH      EQUITY     MID CAP     SMALL      MARKET     INCOME      LARGE      BOND        MARKET
TRUSTEE          FUND        FUND       FUND        CAP FUND   FUND       FUND        CAP FUND   FUND        FUND
----------------------------------------------------------------------------------------------------------------------
J. David         $1-10,000   $1-10,000  $1-10,000              $1-10,000              $1-10,000
Huber, Jr.,
Chairman of
the Board and
Trustee
----------------------------------------------------------------------------------------------------------------------
Dick D.          $1-10,000   $1-10,000  $1-10,000   $1-10,000  $1-10,000              $1-10,000
Briggs, Jr.,
M.D.
Trustee
----------------------------------------------------------------------------------------------------------------------
Wendell D.       $1-10,000   $1-10,000  $1-10,000   $1-10,000  $1-10,000  $10,001-    $1-10,000  $1-10,000   $1-10,000
Cleaver,                                                                  50,000
Trustee
----------------------------------------------------------------------------------------------------------------------
James H.         $1-10,000   $1-10,000  $1-10,000   $1-10,000
Woodward, Jr.
Trustee
----------------------------------------------------------------------------------------------------------------------
Edward P.
Farley
Trustee
----------------------------------------------------------------------------------------------------------------------
Geoffrey von     $1-10,000   $1-10,000  $1-10,000              $1-10,000  $10,001-    $1-10,000  $1-10,000   $1-10,000
Kuhn                                                                      $50,000
Trustee
----------------------------------------------------------------------------------------------------------------------
Norma A.
Coldwell
Advisory
Trustee
----------------------------------------------------------------------------------------------------------------------
Homer H.
Turner, Jr.
Advisory
Trustee
----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------
                   DOLLAR RANGE OF EQUITY SECURITIES (Cont'd)
                ----------------------------------------------------

                                                    AGGREGATE
                                        AMSOUTH     DOLLAR RANGE
                 AMSOUTH     AMSOUTH    SELECT      OF SHARES IN
NAME OF          VALUE FUND  BOND FUND  EQUITY      THE AMSOUTH
TRUSTEE                                 FUND        FUNDS
--------------------------------------------------------------------
J. David         $1-10,000              $1-10,000   $1-10,000
Huber, Jr.,
Chairman of
the Board and
Trustee
----------------------------- ---------- ----------- ---------------
Dick D.          $1-10,000   $1-10,000  $1-10,000   $10,001-
Briggs, Jr.,                                        50,000
M.D.
Trustee
--------------------------------------------------------------------
Wendell D.       $1-10,000              $1-10,000   $50,001-
Cleaver,                                            100,000
Trustee
--------------------------------------------------------------------
James H.                                            $1-10,000
Woodward, Jr.
Trustee
--------------------------------------------------------------------
Edward P.                                           None
Farley
Trustee
--------------------------------------------------------------------
Geoffrey von     $1-10,000              $1-10,000   $50,001-
Kuhn                                                100,000
Trustee
--------------------------------------------------------------------
Norma A.                                            None
Coldwell
Advisory
Trustee
--------------------------------------------------------------------
Homer H.                                            None
Turner, Jr.
Advisory
Trustee
--------------------------------------------------------------------

                                       56A

BOARD OF TRUSTEES AND COMMITTEE MEETINGS

         The Board met four times during AmSouth Funds' fiscal year ended July 31, 2002, and each Trustee attended each meeting of the Board and of any committee of which he was a member during that year.

         AUDIT COMMITTEE. The Audit Committee was formed (a) to oversee generally the Funds' accounting and financial reporting policies and practices, the Funds' internal controls and, as appropriate, the internal controls of certain service providers; (b) to oversee generally the quality and objectivity of AmSouth Funds' financial statements and the independent audit thereof; and
(c) to act as a liaison between the AmSouth Funds' independent auditors and the full Board. The Audit Committee is composed entirely of Independent Trustees; its members are Wendell D. Cleaver, James H. Woodward, Jr., Dick D. Briggs, Jr., and Edward P. Farley. During the fiscal year ended July 31, 2002, the Committee met [____] times.

         NOMINATING COMMITTEE. The Nominating Committee is responsible for nominating individuals to serve as trustees, including as Independent Fund Trustees, as members of committees, and as officers of the Trust. The Nominating Committee is composed entirely of Independent Trustees; its members are Wendell
D. Cleaver, James H. Woodward, Jr., Dick D. Briggs, Jr., and Edward P. Farley. The Committee will consider nominees recommended by shareholders; shareholders may send resumes of recommended persons to the attention of John Calvano, AmSouth Funds, 3435 Stelzer Road, Columbus, Ohio, 43219. During the Fiscal Year ended July 31, 2002, the Committee met [____] times.

OFFICERS OF AMSOUTH FUNDS

         The following table lists the officers of the AmSouth Funds. Each officer's address is 3435 Stelzer Road, Columbus, Ohio 43219.

--------------------------------------------------------------------------------------------------------------------------
                         Position      Term of
                         Held With     Office and                                                 Principal
Name, Age and            AmSouth       Length of      Number of Funds       Other Directorships   Occupation(s) During
Address                  Funds         Time Served*   Overseen              Held                  the Past Five Years
--------------------------------------------------------------------------------------------------------------------------
John F. Calvano          President     Since 1997     President of                  N/A           From September 1999 to
Age 41                                                AmSouth Funds                               present, Senior Vice
                                                      (consisting of 27                           President, AmSouth Bank;
                                                      portfolios).                                from October 1994 to
                                                                                                  September 1999, employee
                                                                                                  of BISYS Fund Services
                                                                                                  Limited Partnership; from
                                                                                                  July 1992 to August 1994,
                                                                                                  investment
                                                                                                  representative, BA
                                                                                                  Investment Services; and
                                                                                                  from October 1986 to July
                                                                                                  1994, Marketing Manager,
                                                                                                  Great Western Investment
                                                                                                  Management.
--------------------------------------------------------------------------------------------------------------------------

                                                           57

--------------------------------------------------------------------------------------------------------------------------
                         Position      Term of
                         Held With     Office and                                                 Principal
Name, Age and            AmSouth       Length of      Number of Funds       Other Directorships   Occupation(s) During
Address                  Funds         Time Served*   Overseen              Held                  the Past Five Years
--------------------------------------------------------------------------------------------------------------------------
Walter B. Grimm          Vice          Since 1997     Vice President of             N/A           From June 1992 to
Age 56                   President                    AmSouth Funds                               present, employee of
                                                      (consisting of 27                           BISYS Fund Services
                                                      portfolios).                                Limited Partnership; from
                                                                                                  1990 to 1992, President
                                                                                                  and CEO, Security
                                                                                                  Bancshares; from July
                                                                                                  1981 to 1990, President
                                                                                                  of Leigh Investments
                                                                                                  Consulting (investment
                                                                                                  firm).
--------------------------------------------------------------------------------------------------------------------------
Charles L. Booth         Treasurer     Since 1997     Treasurer of                  N/A           From 1988 to present,
Age 41**                                              AmSouth Funds                               Vice President and Chief
                                                      (consisting of 27                           Compliance Officer of
                                                      portfolios). Vice                           BISYS Fund Services L.P.;
                                                      President and                               Currently, Vice
                                                      Assistant Secretary                         President, HBSC Advisor
                                                      of Variable                                 Funds Trust, HBSC Funds
                                                      Insurance Funds                             Trusts, HBSC Investor
                                                      (consisting of 15                           Funds, HBSC Mutual Funds
                                                      portfolios, 7 of                            Trust, Leader Mutual
                                                      which are advised                           Funds and US Allianz
                                                      by the Advisor).                            Variable Insurance
                                                                                                  Products Trust, each an
                                                                                                  open-end management
                                                                                                  investment company for
                                                                                                  which BISYS Fund
                                                                                                  Services, L.P. serves as
                                                                                                  distributor; Currently,
                                                                                                  Vice President of BISYS
                                                                                                  Fund Services, Inc., The
                                                                                                  One Group Services
                                                                                                  Company; BNY Hamilton
                                                                                                  Distributor, Inc.,
                                                                                                  Profunds Distributors,
                                                                                                  Inc., Fifth Third Funds
                                                                                                  Distributor, Inc., CFD
                                                                                                  Fund Distributors, Inc.,
                                                                                                  JP Morgan Fund
                                                                                                  Distributors, Inc., Barr
                                                                                                  Rosenberg Funds
                                                                                                  Distributor, Inc.,
                                                                                                  Centura Funds
                                                                                                  Distributor, Inc.,
                                                                                                  Evergreen Distributor,
                                                                                                  Inc., IBJ Funds
                                                                                                  Distributor, Inc.,
                                                                                                  Performance Funds
                                                                                                  Distributor, Inc.,
                                                                                                  Heartland Distributors,
                                                                                                  LLC, and Funds
                                                                                                  Distributor, Inc.
--------------------------------------------------------------------------------------------------------------------------

                                                           58

--------------------------------------------------------------------------------------------------------------------------
                         Position      Term of
                         Held With     Office and                                                 Principal
Name, Age and            AmSouth       Length of      Number of Funds       Other Directorships   Occupation(s) During
Address                  Funds         Time Served*   Overseen              Held                  the Past Five Years
--------------------------------------------------------------------------------------------------------------------------
Rodney L. Ruehle         Secretary     Since 1999     Secretary of                  N/A           From August 1990 to
Age 34                                                AmSouth Funds                               August 1995, Assistant
                                                      (consisting of 27                           Treasurer of the Cardinal
                                                      portfolios).                                Group of Funds; from
                                                                                                  August 1995 to present,
                                                                                                  Director Administration
                                                                                                  Services, BISYS Fund
                                                                                                  Services L.P. From
                                                                                                  1999-present, Vice
                                                                                                  President and Secretary,
                                                                                                  Fifth Third Funds, an
                                                                                                  open-end management
                                                                                                  investment company for
                                                                                                  which BISYS Fund
                                                                                                  Services, LP serves as
                                                                                                  distributor.
--------------------------------------------------------------------------------------------------------------------------
Jeffrey C. Cusick        Assistant     Since 1998     Assistant Secretary           N/A           An employee of BISYS Fund
Age 43                   Secretary                    and Vice President                          Services, Inc. since July
                         and Vice                     of AmSouth Funds                            1995. From September 1993
                         President                    (consisting of 27                           to July 1995, he was
                                                      portfolios).                                Assistant Vice President
                                                      Vice President of                           of Federated
                                                      Variable Insurance                          Administrative Services.
                                                      Funds (consisting                           Currently, President,
                                                      of 15 portfolios, 7                         Fifth Third Funds; Vice
                                                      of which are                                President and Secretary,
                                                      advised by the                              American Performance
                                                      Advisor).                                   Funds.
--------------------------------------------------------------------------------------------------------------------------
Alaina V. Metz           Assistant     Since 1995     Assistant Secretary           N/A           From June 1995 to
Age 35                   Secretary                    of AmSouth Funds                            present, Chief
                                                      (consisting of 27                           Administrator,
                                                      portfolios).                                Administrative and
                                                                                                  Regulatory Services,
                                                                                                  BISYS Fund Services
                                                                                                  Limited Partnership; from
                                                                                                  May 1989 to June 1995,
                                                                                                  Supervisor, Mutual Fund
                                                                                                  Legal Department,
                                                                                                  Alliance Capital
                                                                                                  Management. Currently,
                                                                                                  Chairman, Gartmore Mutual
                                                                                                  Funds, LEADER Mutual
                                                                                                  Funds, Shay Asset
                                                                                                  Management Fund, Alpine
                                                                                                  Equity Trust, and Barr
                                                                                                  Rosenberg Variable
--------------------------------------------------------------------------------------------------------------------------

                                                           59

--------------------------------------------------------------------------------------------------------------------------
                         Position      Term of
                         Held With     Office and                                                 Principal
Name, Age and            AmSouth       Length of      Number of Funds       Other Directorships   Occupation(s) During
Address                  Funds         Time Served*   Overseen              Held                  the Past Five Years
--------------------------------------------------------------------------------------------------------------------------
Alaina V. Metz                                                                                    Insurance Trust; Vice
(cont'd.)                                                                                         President, Pacific
                                                                                                  Capital Funds; Secretary,
                                                                                                  Variable Insurance Funds
                                                                                                  and Signal Funds;
                                                                                                  Assistant Secretary, BB&T
                                                                                                  Funds, BNY Hamilton
                                                                                                  Funds, Inc., Brenton
                                                                                                  Mutual Funds, Citizens
                                                                                                  Funds, Counter Bond Fund,
                                                                                                  The Empire Builder Tax
                                                                                                  Free Bond Fund, Eureka
                                                                                                  Funds, Gartmore Variable
                                                                                                  Insurance Trust, Governor
                                                                                                  Funds, Hirtle Callaghan
                                                                                                  Trust, HSBC Advisor Funds
                                                                                                  Trust (Class Y - Onshore
                                                                                                  Feeder Funds), HSBC
                                                                                                  Family of Funds, HSBC
                                                                                                  Investor Funds,
                                                                                                  Kensington Funds, Kent
                                                                                                  Funds, Metamarkets.com,
                                                                                                  Meyers Investment Trust,
                                                                                                  MMA Praxis Mutual Funds,
                                                                                                  Mutual Fund Group - Chase
                                                                                                  Vista Funds, Mutual Fund
                                                                                                  Investment Trust - Chase
                                                                                                  Funds, Mutual Master
                                                                                                  Investment Trust, Mutual
                                                                                                  Fund Select Group - Chase
                                                                                                  Vista Funds, Mutual Fund
                                                                                                  Select Trust - Chase
                                                                                                  Vista Funds, Mutual Fund
                                                                                                  Trust - Chase Vista
                                                                                                  Funds, Nationwide Asset
                                                                                                  Allocation Trust (NAAT),
                                                                                                  Old Westbury Funds, One
                                                                                                  Group Mutual Funds, RBC
                                                                                                  Funds, Shay -
                                                                                                  Institutional Investors
                                                                                                  Capital Appreciation
                                                                                                  Fund, Inc., Shay - M.S.B.
                                                                                                  Fund, Inc.,
--------------------------------------------------------------------------------------------------------------------------

                                                           60


--------------------------------------------------------------------------------------------------------------------------
                         Position      Term of
                         Held With     Office and                                                 Principal
Name, Age and            AmSouth       Length of      Number of Funds       Other Directorships   Occupation(s) During
Address                  Funds         Time Served*   Overseen              Held                  the Past Five Years
--------------------------------------------------------------------------------------------------------------------------
Alaina V. Metz                                                                                    Summit Investment Trust,
(cont'd.)                                                                                         The Shelby Funds, United
                                                                                                  American Cash Reserves,
                                                                                                  USAllianz Funds,
                                                                                                  USAllianz Variable
                                                                                                  Insurance Products Trust,
                                                                                                  UST of Boston, Valiant
                                                                                                  Fund, Van Ness Funds,
                                                                                                  Victory Portfolios,
                                                                                                  Victory Variable
                                                                                                  Insurance, The
                                                                                                  Williamette Funds, Oak
                                                                                                  Value, Old National
                                                                                                  Funds, ProFunds, 1st
                                                                                                  Source Monogram Funds,
                                                                                                  Ambassador Funds,
                                                                                                  American Independence
                                                                                                  Funds Trust, American
                                                                                                  Performance; and
                                                                                                  Treasurer, Legacy Funds
                                                                                                  Group.
--------------------------------------------------------------------------------------------------------------------------
*   There is no defined term of office for officers of AmSouth Funds.
**  Mr. Booth's spouse is an employee of BISYS Fund Services Ohio, Inc., AmSouth Funds' transfer agent.

         The officers of AmSouth Funds are interested persons (as defined in the 1940 Act) and receive no compensation directly from AmSouth Funds for performing the duties of their offices.

         BISYS receives fees from the Trust for acting as Administrator and BISYS Fund Services, Inc. receives fees from the Trust for acting as Transfer Agent for and for providing fund accounting services to the Trust. Messrs. Cusick, Grimm, Ruehle, and Booth and Ms. Metz are employees of BISYS, not BISYS Fund Services, Inc.

CODE OF ETHICS

         Each Fund, AIMCO, BISYS Fund Services, Five Points Capital Investment Advisors, Inc., Sawgrass Asset Management, LLC, Oakbrook Investments, LLC, and Dimensional Fund Advisors, Inc. have adopted codes of ethics ("Codes") under Rule 17j-1 of the Investment Company Act, and these Codes permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by each Fund.

INVESTMENT ADVISOR

         Investment advisory and management services are provided to each Fund by the Advisor pursuant to the Investment Advisory Agreement dated as of May 12, 2001 (the " Advisory Agreement").

         Under the Advisory Agreement, the fee payable to the Advisor by the Funds for investment advisory services is the lesser of (a) such fee as may from time to time be agreed upon in writing by the Trust and the Advisor or (b) a fee computed daily and paid monthly based on the average daily net assets of each Fund as follows: the Prime Money Market Fund - forty one-hundredths of one percent (0.40%) annually; the U.S. Treasury Fund - forty one-hundredths of one percent (0.40%) annually; the Institutional Prime Obligations Fund -twenty one-hundredths of one percent (0.20%); Tennessee Tax-Exempt Fund - sixty-five one-hundredths of one percent (0.65%) annually; Treasury Reserve Fund - forty one-hundredths of one percent (0.40%) annually; the Value Fund - eighty one-hundredths of one percent (0.80%) annually; the Bond Fund - sixty-five one-hundredths of one percent (0.65%) annually; the Limited Term Bond Fund - sixty-five one-hundredths of one percent (0.65%) annually; the Balanced Fund - eighty one-hundredths of one percent (0.80%) annually; the Government Income Fund - sixty-five one-hundredths of one percent (0.65%) annually; the Florida Tax-Exempt Fund - sixty-five one-hundredths of one percent (0.65%) annually; the Municipal Bond Fund - sixty-five one-hundredths of one percent (0.65%) annually; the Small Cap Fund - one hundred twenty one-hundredths of one percent (1.20%) annually; the Select Equity Fund - eighty one hundredths of one percent (.80%) annually; the Enhanced Market Fund - forty-five hundredths of one percent (0.45%) annually; the International Equity Fund - one hundred twenty five one-hundredths of one percent (1.25%) annually; the Mid Cap Fund - one hundred one-hundredths of one percent (1.00%) annually; the Capital Growth Fund - eighty one-hundredths of one percent (0.80%) annually; the Large Cap Fund - eighty one-hundredths of one percent (0.80%) annually; Aggressive Growth Portfolio - twenty one-hundredths of one percent (0.20%) annually; Growth Portfolio - twenty one-hundredths of one percent (0.20%) annually; Growth and Income Portfolio - twenty one-hundredths of one percent (0.20%) annually; Moderate Growth and Income Portfolio - twenty one-hundredths of one percent (0.20%) annually. A fee agreed to in writing from time to time by the Trust and the Advisor may be significantly lower than the fee calculated at the annual rate and the effect of such lower fee would be to lower a Fund's expenses and increase the net income of such Fund during the period when such lower fee is in effect.

         For the fiscal years ended July 31, 2002, July 31, 2001, and July 31, 2000, the Advisor received the following investment advisory fees(1):


                              FISCAL YEAR ENDED       FISCAL YEAR ENDED             FISCAL YEAR ENDED
                                JULY 31, 2002           JULY 31, 2001                 JULY 31, 2000
                                -------------           -------------                 -------------
                                       AMOUNT                    AMOUNT                        AMOUNT
                            EARNED     WAIVED      EARNED        WAIVED           EARNED       WAIVED
                            ------     ------      ------        ------           ------       ------
Balanced Fund                                     $1,367,509     $341,872     $2,283,895           --
Enhanced Market Fund                                 277,217           --        264,084           --
Value Fund                                         5,069,274    1,267,321      6,419,275           --
Select Equity Fund                                    76,886           --        106,759           --
Florida Fund                                         404,830      155,703        453,352      198,628
U.S. Treasury Fund                                 1,207,422      150,923       1,155,68      354,406
Institutional Prime
Obligations Fund                                   1,171,676      761,580        513,326      333,601

                                    FISCAL YEAR ENDED      FISCAL YEAR ENDED         PERIOD ENDED           FISCAL YEAR ENDED
                                      JULY 31, 2002          JULY 31, 2001          JULY 31, 2000           DECEMBER 31, 1999
                                      -------------          -------------          -------------           -----------------
                                             AMOUNT                 AMOUNT                    AMOUNT                    AMOUNT
                                    EARNED   WAIVED      EARNED     WAIVED        EARNED      WAIVED        EARNED      WAIVED
                                    ------   ------      ------     ------        ------      ------        ------      ------
Small Cap Fund                                          2,200,294   $83,354       999,755      $2,982       12,255          --
Bond Fund                                               3,917,317   904,000     2,810,891     648,672    2,319,255      33,367
Government Income Fund                                  2,143,040   494,550       963,864     232,231       61,967      33,367
Limited Term Bond Fund                                  1,151,989   265,845       912,393     210,554      734,542     169,510
Municipal Bond Fund                                     2,546,434   979,391     2,322,455     893,250    2,210,841     815,707
Prime Money Market Fund                                 5,501,663   687,696     3,941,129     272,524    2,765,375          --
Tax-Exempt Money Market Fund                              805,118   301,920       542,118     100,088      236,272      91,551
International
Equity Fund                                             1,648,948   263,832       542,118     100,088      236,272      91,551
Mid Cap Equity Fund                                       823,603        --       424,952          --      102,860         745
Capital Growth Fund                                     2,655,719        --     1,355,361          --    1,501,646      25,355
Large Cap Equity Fund                                   5,469,254   341,826     3,676,555     157,613    6,578,349     809,287
Tennessee Tax-Exempt Fund                                 421,382    97,242       258,016      41,800      453,208       7,254

                                       63


                              FISCAL YEAR ENDED       FISCAL YEAR ENDED             FISCAL YEAR ENDED
                                JULY 31, 2002           JULY 31, 2001                 JULY 31, 2000
                                -------------           -------------                 -------------
                                       AMOUNT                    AMOUNT                        AMOUNT
                            EARNED     WAIVED      EARNED        WAIVED           EARNED       WAIVED
                            ------     ------      ------        ------           ------       ------

Treasury Reserve Fund                                   1,602,857   200,356       929,047      86,576    1,426,081     215,483
Aggressive Growth Portfolio                                50,931    25,465        24,193      12,096      111,136     111,136
Growth Portfolio                                           42,229    21,114        22,898      11,448      111,326     111,326
Growth and Income Portfolio                               173,177    86,588       105,777      52,887      102,659     102,659
Moderate Growth and Income
Portfolio                                                  43,271    21,635        25,872      12,936      109,442     212,101

         The Advisory Agreement provides that the Advisor shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of the Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Advisor in the performance of its duties, or from reckless disregard by the Advisor of its duties and obligations thereunder.

         Unless sooner terminated, the Advisory Agreement will continue in effect for successive one-year periods if such continuance is approved at least annually by the Trust's Board of Trustees or by vote of the holders of a majority of the outstanding voting Shares of that Fund, and a majority of the Trustees who are not parties to the Advisory Agreement or interested persons (as defined in the 1940 Act) of any party to the Advisory Agreement by votes cast in person at a meeting called for such purpose.

         The Advisory Agreement is terminable as to a particular Fund at any time on 60 days' written notice without penalty by the Trustees, by vote of the holders of a majority of the outstanding voting Shares of that Fund, or by the Advisor. The Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.

         In selecting investments for the Value Fund and the Balanced Fund, the Advisor employs the "value investing" method. A primary theory of value investing is that many investors tend to exaggerate both prosperity and problems in market valuations. This method, which may conflict with the prevailing mood of the market, involves the use of independent judgment backed by careful analysis of market data. The Advisor's approach when selecting investments for each of these Funds is to attempt to buy and sell securities that are temporarily mispriced relative to long-term value.

         In selecting investments for each of the Income Funds, and the Balanced Fund, the Advisor attempts to anticipate interest rates, thereby capitalizing on cyclical movements in the bond markets. The Advisor seeks to achieve this goal through active management of the buying and selling of fixed-income securities in anticipation of changes in yields.

         From time to time, advertisements, supplemental sales literature and information furnished to present or prospective shareholders of the Funds may include descriptions of the investment Advisor including, but not limited to,
(i) descriptions of the advisor's operations; and (ii) descriptions of certain personnel and their functions; and (iii) statistics and rankings related to the advisor's operations.

INVESTMENT SUB-ADVISORS

         Five Points Capital Advisors, Inc. ("Five Points") serves as investment sub-advisor to the Value Fund, the Large Cap Fund, the Capital Growth Fund and the Bond Fund. Sawgrass Asset Management, LLC ("Sawgrass") serves as investment sub-advisor to the Small Cap Fund. OakBrook Investments, LLC ("Oakbrook") serves as investment sub-advisor to the Enhanced Market Fund, the Select Equity Fund and the Mid Cap Fund. Dimensional Fund Advisors Inc. ("Dimensional") serves as investment sub-advisor to the International Equity Fund. Five Points, Sawgrass, OakBrook and Dimensional each provide services pursuant to an investment sub-advisory agreement with the Advisor. Five Points, Sawgrass, Oak Brook and Dimensional are each referred to as a "Sub-Advisor."

         FIVE POINTS. Investment sub-advisory services are provided to the Value Fund, the Large Cap Fund, the Capital Growth Fund and the Bond Fund by Five Points pursuant to a sub-advisory agreement dated as of October 3, 2001 between the Advisor and Five Points. Under the terms of the agreement, the Advisor has agreed to pay Five Points a monthly fee at the annual rate of .40% of the average daily net assets of each of the Value Fund, the Large Cap Fund and the Capital Growth Fund, and .325% of the average daily net assets of the Bond Fund. The agreement provides that, if the Advisor waives some or all of its investment advisory fee with respect to a Fund, Five Points shall waive its fee so that it shall receive no more than 50% of the net investment advisory fee paid to the Advisor with respect to that Fund.

         SAWGRASS. Investment sub-advisory services are provided to the Small Cap Fund by Sawgrass pursuant to a sub-advisory agreement dated as of May 12, 2001 between the Advisor and Sawgrass. Under the terms of the agreement, the Advisor has agreed to pay Sawgrass a monthly fee at the annual rate of 0.84% of the value of the Small Cap Fund's average daily net assets.

         OAKBROOK. Investment sub-advisory services are provided to the Select Equity Fund and the Enhanced Market Fund pursuant to a sub-advisory agreement dated as of May 12, 2001 between the Advisor and OakBrook. Under the terms of the agreement, the Advisor has agreed to pay OakBrook a monthly fee at the annual rate of 0.56% and 0.32% of the value of the average daily net assets of the Select Equity Fund and the Enhanced Market Fund, respectively. Investment sub-advisory services are provided to the Mid Cap Fund pursuant to a Sub-Advisory agreement dated as of October 15, 2002 between the Advisor and OakBrook. Under the terms of the agreement, the Advisor has agreed to pay OakBrook a monthly fee at the annual rate of 0.30% of average daily net assets up to $50 million and 0.20% of average daily net assets in excess of $50 million of the Mid Cap Fund.

         DIMENSIONAL. Investment sub-advisory services are provided to the International Equity Fund pursuant to a sub-advisory agreement dated as of October 15, 2002 between the Advisor and Dimensional. Under the terms of the Agreement, the Advisor has agreed to pay Dimensional a monthly fee at the annual rate of 0.40% of average daily net assets up to $40 million and 0.20% of average daily net assets in excess of $40 million of the International Equity Fund.

         Under the terms of each sub-advisory agreement, a Sub-Advisor will not be liable for any error of judgment or mistake of law or for any loss suffered by the Advisor, the Trust or the Fund in connection with the matters to which its Agreement relates, except that a Sub-Advisor shall be liable to the Advisor for a loss resulting from a breach of fiduciary duty by the Sub-Advisor under the 1940 Act and other Rules with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Sub-Advisor in the performance of its duties or from reckless disregard by it of its obligations or duties thereunder.

         Unless sooner terminated, the sub-advisory agreements continue in effect with respect to the Mid Cap Fund and the International Equity Fund until October 15, 2003. Thereafter, these sub-advisory agreements shall continue in effect for successive one-year periods if such continuance is approved at least annually by the Board of Trustees or by vote of the holders of a majority of the outstanding voting shares of the respective Fund and a majority of the Trustees who are not parties to the Sub-Advisory Agreement or interested persons (as defined in the 1940 Act) of any party to the Sub-Advisory Agreement by vote cast in person at a meeting called for such purpose. The sub-advisory agreements with respect to the Value Fund, the Large Cap Fund, the Capital Growth Fund, the Bond Fund, the Small Cap Fund, the Enhanced Market Fund and the Select Equity Fund each continue in effect for one-year periods, provided such continuance is approved annually in the manner set forth above. Each Sub-Advisory Agreement may be terminated with respect to a Fund by the Trust at any time without the payment of any penalty by the Board of Trustees, by vote of the holders of a majority of the outstanding voting securities of the Fund, or by the Advisor or Sub-Advisor on 60 days' written notice. Each Sub-Advisory Agreement will also immediately terminate in the event of its assignment.

         From time to time, advertisements, supplemental sales literature and information furnished to present or prospective Shareholders of the Trust may include descriptions of a Sub-Advisor including, but not limited to, (i) descriptions of the Sub-Advisor's operations; (ii) descriptions of certain personnel and their functions; and (iii) statistics and rankings relating to the Sub-Advisor's operations.

BOARD CONSIDERATION OF THE ADVISORY AND SUB-ADVISORY AGREEMENTS

         In approving the Advisory and Sub-Advisory Agreements, the Board primarily considered, with respect to each Fund, the nature and quality of the services provided under the Advisory Agreement and the Aub-Advisory Agreements ("Agreements") and the overall fairness of the Agreements to the Funds. The Board requested and evaluated a report from the Advisor and each Sub-Advisor that addressed specific factors designed to inform the Board's consideration of these and other issues.

         With respect to the nature and quality of the services provided, the Board considered the performance of each Fund in comparison to relevant market indices, the performance of a peer group of investment companies pursuing broadly similar strategies, and the degree of risk undertaken by the portfolio manager. The Board considered the Advisor's and each Sub-Advisor's resources personnel. The Board also considered the quality of brokerage execution provided by the Advisor and each Sub-Advisor. The Board from time to time reviews the quality of the brokerage services that the Advisor and each Sub-Advisor provides, and has reviewed studies by independent firms engaged to review and evaluate the quality of brokerage execution received by the Funds. The Board considered the Advisor's and each Sub-Advisor's use of brokers or dealers in fund transactions that provided research and other services to the Advisor and each Sub-Advisor, and the benefits derived by the Funds from such services. The Board also considered the Advisor's and each Sub-Advisor's positive compliance history, as the firms have been free of significant compliance problems.

         With respect to the overall fairness of the Agreements, the Board primarily considered the fee structure of the Agreements and the profitability of the Advisor and each Sub-Advisor and its affiliates from their association with the Funds. The Board reviewed information about the rates of compensation paid to investment advisors, and overall expense ratios, for funds comparable in size, character and investment strategy to the Funds. The Board noted that most of the Funds were close to or below the median compensation paid. For those Funds that were not below the median, the Board considered the specific portfolio management issues that contributed to the higher fee. The Board also considered the voluntary limits on Fund expenses undertaken by the Advisor and each Sub-Advisor. In concluding that the benefits accruing to the Advisor and each Sub-Advisor and their affiliates by virtue of their relationship to the Funds were reasonable in comparison with the costs of the provision of investment advisory services and the benefits accruing to each Fund, the Board reviewed specific data as to the Advisor's profit or loss on each Fund for a recent period, and carefully examined the Advisor's cost allocation methodology.

PORTFOLIO TRANSACTIONS

         Pursuant to the Advisory Agreements, the Advisor or Sub-Advisor determines, subject to the general supervision of the Board of Trustees and in accordance with each Fund's investment objective, policies and restrictions, which securities are to be purchased and sold by a Fund, and which brokers are to be eligible to execute such Fund's portfolio transactions. Purchases and sales of portfolio securities with respect to the Money Market Funds, the Income Funds, and the Balanced Fund (with respect to its debt securities) usually are principal transactions in which portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers may include the spread between the bid and asked price. Transactions on stock exchanges involve the payment of negotiated brokerage commissions. Transactions in over-the-counter market are generally principal transactions with dealers. With respect to over-the-counter market, the Trust, where possible, will deal directly with dealers who make a market in the securities involved except in those circumstances where better price and execution are available elsewhere. While the Advisor and Sub-Advisor generally seek competitive spreads or commissions, the Trust may not necessarily pay the lowest spread or commission available on each transaction, for reasons discussed below.

         Allocation of transactions, including their frequency, to various dealers is determined by the Advisor and the Sub-Advisor in their best judgment and in a manner deemed fair and reasonable to shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, dealers who provide supplemental investment research to the Advisor or Sub-Advisor may receive orders for transactions on behalf of the Trust. Information so received is in addition to and not in lieu of services required to be performed by the Advisor or Sub-Advisor and does not reduce the advisory fees payable to the Advisor or the Sub-Advisor. Such information may be useful to the Advisor or Sub-Advisor in serving both the Trust and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the Advisor or Sub-Advisor in carrying out their obligations to the Trust.

         Investment decisions for each Fund are made independently from those for the other Funds or any other investment company or account managed by the Advisor or Sub-Advisor. Any such other investment company or account may also invest in the same securities as the Trust. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another Fund, investment company or account, the transaction will be averaged as to price and available investments will be allocated as to amount in a manner which the Advisor or Sub-Advisor believe to be equitable to the Fund(s) and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by a Fund. To the extent permitted by law, the Advisor or Sub-Advisor may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for the other Funds or for other investment companies or accounts in order to obtain best execution. As provided by each of the Advisory Agreements and the Sub-Advisory Agreement, in making investment recommendations for the Trust, the Advisor or Sub-Advisor will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Trust is a customer of the Advisor or Sub-Advisor, its parent or its subsidiaries or affiliates and, in dealing with its customers, the Advisor or Sub-Advisor, its parent, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by the Trust.

         During the following fiscal years, the Funds listed below paid the following aggregate brokerage commissions:

                                JULY 31, 2002     JULY 31, 2001    JULY 31, 2000
                                -------------     -------------    -------------

Balanced Fund.................                       $105,898         $209,891
Enhanced Market Fund .........                         33,199           36,153
Value Fund....................                      1,251,733        1,085,225
Select Equity Fund............                          3,550           13,067
Small Cap Fund................                        874,887          576,420

                                          FISCAL YEAR ENDED      FISCAL YEAR ENDED       PERIOD ENDED      FISCAL YEAR ENDED
                                            JULY 31,2002           JULY 31, 2001        JULY 31, 2000       DECEMBER 31,1999
                                            ------------           -------------        -------------       ----------------
International Equity Fund................                                $296,757             $161,303             $52,129
Mid Cap Fund.............................                                 161,190               85,996              16,260
Capital Growth Fund......................                                 605,637              500,022             656,419
Large Cap Fund...........................                                 231,300               97,800             312,254
Tennessee Tax-Exempt Fund................                                       0                    0                   0
Treasury Reserve Fund....................                                       0                    0                   0
Aggressive Growth Portfolio..............                                     N/A                  N/A                 N/A
Growth Portfolio.........................                                     N/A                  N/A                 N/A
Growth and Income Portfolio..............                                     N/A                  N/A                 N/A
Moderate Growth and Income Portfolio....                                      N/A                  N/A                 N/A

         During the fiscal year ended July 31, 2002, the following Funds have acquired securities of its regular brokers or dealers, or of their parents. The aggregate holdings of the securities of each issuer for each Fund are as follows:

--------------------------------------------------------------------------------
FUND           NAME OF REGULAR BROKER OR DEALER            AGGREGATE HOLDINGS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

         To the extent permitted by applicable rules and regulations, either AmSouth or the Sub-Advisors may execute portfolio transactions on behalf of the Funds through an affiliate of AmSouth. As required by Rule 17e-1 under the 1940 Act, the Funds have adopted procedures which provide that commissions paid to such affiliate must be fair and reasonable compared to the commission, fees or other remuneration paid to other brokers in connection with comparable transactions. The procedures also provide that the Board will review reports of such affiliated brokerage transactions in connection with the foregoing standard.

         During the following fiscal years, listed below are the following brokerage commissions paid to AmSouth Investment Services ("AIS") and/or Invest/Fidelity Capital Markets ("Invest/Fidelity"), both affiliates of AmSouth Bank.

                                            AGGREGATE BROKERAGE COMMISSIONS            AGGREGATE BROKERAGE COMMISSIONS PAID TO
                                                      PAID TO AIS                                   INVEST/FIDELITY
                                                      -----------                                   ---------------
NAME OF FUND                                      2000            2001        2002              2000           2001            2002
------------                                      ----            ----        ----              ----           ----            ----
Balanced Fund
Value Fund
Select Equity Fund

                                   1999*     2000**     2001     2002     1999*   2000**     2001     2002
                                   -----     ------     ----     ----     -----   ------     ----     ----
Capital Growth Fund
Large Cap Fund
Select Equity Fund

         For the fiscal year ended July 31, 2002, the percentage of each Fund's aggregate brokerage commissions paid to AIS was ___________, and the percentage of each Fund's aggregate dollar amount of transactions involving the payment of commissions effected through AIS was ______________.


         For the fiscal year ended July 31, 2002, the percentage of each Fund's aggregate brokerage commissions paid to Invest/Fidelity was ______________, and the percentage of each Fund's aggregate dollar amount of transactions involving the payment of commissions effected through Invest/Fidelity was ______________.

GLASS-STEAGALL ACT

         The Gramm-Leach-Bliley Act of 1999 repealed certain provisions of the Glass-Steagall Act that had previously restricted the ability of banks and their affiliates to engage in certain mutual fund activities. Nevertheless, the Advisor's activities remain subject to, and may be limited by, applicable federal banking law and regulations. The Advisor and the Sub-Advisors believe that they possess the legal authority to perform the services for the Funds contemplated by the Investment Advisory Agreement and the Sub-Advisory Agreements and described in the Prospectuses and this Statement of Additional Information and has so represented in the Investment Advisory Agreement and the Sub-Advisory Agreements. AmSouth Bank also believes that it may perform sub-administration services on behalf of each Fund, for which it receives compensation from the Administrator without a violation of applicable banking laws and regulations. Future changes in either federal or state statutes and regulations relating to the permissible activities of banks or bank holding companies and the subsidiaries or affiliates of those entities, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations could prevent or restrict the Advisor from continuing to perform such services for AmSouth Funds. Depending upon the nature of any changes in the services that could be provided by the Advisor, or the Sub-Advisors, the Board of Trustees of AmSouth Funds would review AmSouth Funds' relationship with the Advisor and the Sub-Advisors and consider taking all action necessary in the circumstances.

         Should further legislative, judicial or administrative action prohibit or restrict the activities of AmSouth Bank, the Advisor, its affiliates, and its correspondent banks in connection with customer purchases of Shares of AmSouth Funds, such Banks might be required to alter materially or discontinue the services offered by them to customers. It is not anticipated, however, that any change in AmSouth Funds' method of operations would affect its net asset value per Share or result in financial losses to any customer.

         Should future legislative, judicial, or administrative action prohibit or restrict the proposed activities of AmSouth in connection with customer purchases of Shares of the Trust, AmSouth might be required to alter materially or discontinue the services offered by them to customers. It is not anticipated, however, that any change in the Trust's method of operations would affect its net asset value per Share or result in financial losses to any customer.

ADMINISTRATOR

         ASO Services Company ("ASO") serves as administrator (the "Administrator") to each Fund of the Trust pursuant to the Management and
Administration Agreement dated as of April 1, 1996 (the "Administration Agreement"). ASO is a wholly-owned subsidiary of BISYS which is a wholly-owned subsidiary of BISYS Group, Inc., a publicly held company which is a provider of information processing, loan servicing and 401(k) administration and record-keeping services to and through banking and other financial organizations. The Administrator assists in supervising all operations of each Fund (other than those performed by the Advisor under the Advisory Agreements, the Sub-Advisors under the Sub-Advisory Agreements, those performed by AmSouth under its custodial services agreement with the Trust and those performed by BISYS Fund Services, Inc. under its transfer agency and fund accounting agreements with the Trust).

         Under the Administration Agreement, the Administrator has agreed to monitor the net asset value per Share of the Money Market Funds, to maintain office facilities for the Trust, to maintain the Trust's financial accounts and records, and to furnish the Trust statistical and research data and certain bookkeeping services, and certain other services required by the Trust. The Administrator prepares annual and semi-annual reports to the Securities and Exchange Commission, prepares federal and state tax returns, prepares filings with state securities commissions, and generally assists in supervising all aspects of the Trust's operations (other than those performed by the Advisor under the Advisory Agreements, the Sub-Advisors under the Sub-Advisory Agreements, those by AmSouth under its custodial services agreement with the Trust and those performed by BISYS Fund Services, Inc. under its fund accounting agreement and BISYS Fund Services Ohio, Inc. under its transfer agency agreement with the Trust). Under the Administration Agreement, the Administrator may delegate all or any part of its responsibilities thereunder.

         Under the Administration Agreement for expenses assumed and services provided as manager and administrator, the Administrator receives a fee from each Fund (except the Institutional Prime Obligations Money Market Fund) equal to the lesser of (a) a fee computed at the annual rate of twenty one-hundredths of one percent (0.20%) of such Fund's average daily net assets; or (b) such fee as may from time to time be agreed upon in writing by the Trust and the Administrator. Under the Administration Agreement for expenses assumed and services provided as manager and administrator, the Administrator receives a fee from the Institutional Prime Obligations Money Market Fund equal to the lesser of (a) a fee computed at the annual rate of (0.10%) of the Institutional Prime Obligations Money Market Fund's average daily net assets; or (b) such fee as may from time to time be agreed upon in writing by the Trust and the Administrator. A fee agreed to from time to time by the Trust and the Administrator may be significantly lower than the fee calculated at the annual rate and the effect of such lower fee would be to lower a Fund's expenses and increase the net income of such Fund during the period when such lower fee is in effect. Each Fund also bears expenses incurred in pricing securities owned by the Fund.

         For its services as administrator and expenses assumed pursuant to the Administration Agreement, the Administrator received the following fees:

                                               FISCAL YEAR ENDED               FISCAL YEAR ENDED               FISCAL YEAR ENDED
                                                 JULY 31, 2002                   JULY 31, 2001                   JULY 31, 2000
                                                 -------------                   -------------                   -------------
                                                           AMOUNT                           AMOUNT                          AMOUNT
                                            EARNED         WAIVED          EARNED           WAIVED          EARNED          WAIVED
                                            ------         ------          ------           ------          ------          ------
Balanced Fund                                                              $341,872          $85,466        $570,976         $42,241
Enhanced Market Fund                                                        123,206           30,801         120,009          54,133
Value Fund                                                                1,267,321               --      1,604,826               --
Select Equity Fund                                                           19,221            4,805         28,172           16,569
Florida Tax-Exempt Fund                                                     124,561           62,280        139,493           69,745
U.S. Treasury Fund                                                          603,704               --        577,841               --
Institutional Prime Obligations Fund                                        585,831           52,101        256,613          179,635



                            FISCAL YEAR ENDED          FISCAL YEAR ENDED                 PERIOD ENDED
                              JULY 31, 2002              JULY 31, 2001                  JULY 31, 2000
                              -------------              -------------                  -------------
                                        AMOUNT                       AMOUNT                        AMOUNT
                           EARNED       WAIVED        EARNED         WAIVED          EARNED        WAIVED
                           ------       ------        ------         ------          ------        ------
Small Cap Fund                                       366,711         91,676         166,626        55,962

Bond Fund                                          1,205,314        301,332         864,890       287,813

Government Income
Fund                                                 659,388        164,843         296,574        76,592

Limited Term Bond
Fund                                                 354,453         88,611         280,736        90,001

Municipal Bond Fund                                  783,508        195,873         714,602       240,613

Prime Money Market
Fund                                               2,750,410      1,375,382       1,970,564       545,049

Tax-Exempt Fund                                      402,554             --         270,515            --

International Equity
Fund                                                 263,832         65,958          85,626        17,234

Mid Cap Fund                                         164,721         41,180          79,192        15,448

Capital Growth Fund                                  663,931        165,982         332,131        62,899


Large Cap Fund                                     1,367,315        341,826         861,408       157,613

Tennessee Tax-Exempt
Fund                                                 129,656         32,414          78,798        13,933

Treasury Reserve Fund                                801,429        400,711         440,879       173,152

Aggressive Growth
Portfolio                                             50,931         25,465          22,251         8,210

Growth Portfolio                                      42,229         21,114          20,885         7,422

Growth and Income
Portfolio                                            173,177             --           3,070            --

Moderate Growth and
Income Portfolio                                      43,271         21,635          23,639         8,469


                                  PERIOD ENDED
                               DECEMBER 31, 1999
                               -----------------
                                          AMOUNT
                                  EARNED  WAIVED
                                  ------  ------
Small Cap Fund                21,209        21,209

Bond Fund                    713,624       285,450

Government Income
Fund                          19,067         9,450

Limited Term Bond
Fund                         226,015        90,406

Municipal Bond Fund          652,573       261,029

Prime Money Market
Fund                       1,382,700            --

Tax-Exempt Fund              191,672            --

International Equity
Fund                          49,045             0

Mid Cap Fund                  15,317             0

Capital Growth Fund          340,631             0

Large Cap Fund             1,153,818             0

Tennessee Tax-Exempt
Fund                         133,786             0

Treasury Reserve Fund        484,234             0

Aggressive Growth
Portfolio                      9,656             0

Growth Portfolio               5,547             0

Growth and Income
Portfolio                     37,323             0

Moderate Growth and
Income Portfolio               9,525             0


                                       72A

         The Administration Agreement shall, unless sooner terminated as provided in the Administration Agreement (described below), continue until December 31, 2002. Thereafter, the Administration Agreement shall be renewed automatically for successive five-year terms, unless written notice not to renew is given by the non-renewing party to the other party at least 60 days' prior to the expiration of the then-current term. The Administration Agreement is terminable with respect to a particular Fund only upon mutual agreement of the parties to the Administration Agreement and for cause (as defined in the Administration Agreement) by the party alleging cause, on not less than 60 days' notice by the Trust's Board of Trustees or by the Administrator.

         The Administration Agreement provides that the Administrator shall not be liable for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith, or gross negligence in the performance of its duties, or from the reckless disregard by the Administrator of its obligations and duties thereunder.

EXPENSES

         Each Fund bears the following expenses relating to its operations: taxes, interest, any brokerage fees and commissions, fees of the Trustees of the Trust, Securities and Exchange Commission fees, state securities qualification fees, costs of preparing and printing Prospectuses for regulatory purposes and for distribution to current Shareholders, outside auditing and legal expenses, advisory and administration fees, fees and out-of-pocket expenses of the custodian and the transfer agent, dividend disbursing agents fees, fees and out-of-pocket expenses for fund accounting services, expenses incurred for pricing securities owned by it, certain insurance premiums, costs of maintenance of its existence, costs of Shareholders' and Trustees' reports and meetings, and any extraordinary expenses incurred in its operation.

         AmSouth and the Administrator each bear all expenses in connection with the performance of their services as Advisor and Administrator, respectively, other than the cost of securities (including brokerage commissions, if any) purchased for a Fund.

         No Fund will bear, directly or indirectly, the cost of any activity primarily intended to result in the distribution of Shares of such Fund; such costs will be borne by the Distributor.

         As a general matter, expenses are allocated to the Class I Shares, Class A, Class B, Institutional Class 1, Institutional Class 2 and Institutional Class 3 Shares of a Fund on the basis of the relative net asset value of each class. At present, the only expenses that will be borne solely by Class A, Class B Shares, Institutional Class 2 and Institutional Class 3, other than in accordance with the relative net asset value of the class, are expenses under the Servicing Plan which relates only to the Class A Shares and the Distribution Plan which relates only to the Class B Shares.

SUB-ADMINISTRATORS

         AmSouth is retained by BISYS as the Sub-Administrator to the Trust pursuant to an agreement between the Administrator and AmSouth. On April 1, 1996, AmSouth entered into an Agreement with ASO as the Sub-Administrator of the Trust. Pursuant to this agreement, AmSouth has assumed certain of the
Administrator's duties, for which AmSouth receives a fee, paid by the Administrator, calculated at an annual rate of up to (0.10%) ten one-hundredths of one percent of each Fund's average net assets. For the fiscal years ended July 31, 2002, July 31, 2001, and July 31, 2000, AmSouth received [$________],
$3,506,939 and $1,562,664, respectively, for services provided to the Trust.

         BISYS is retained by the Administrator as a Sub-Administrator to the Trust. Pursuant to its agreement with the Administrator, BISYS Fund Services is entitled to compensation as mutually agreed upon from time to time by it and the Administrator.

DISTRIBUTOR

         BISYS serves as distributor to each Fund of the Trust pursuant to the Distribution Agreement dated as of July 16, 1997 (the "Distribution Agreement"). The Distribution Agreement provides that, unless sooner terminated it will continue in effect until January 31, 2002, and from year to year thereafter if such continuance is approved at least annually (i) by the Trust's Board of Trustees or by the vote of a majority of the outstanding Shares of the Funds or Fund subject to such Distribution Agreement, and (ii) by the vote of a majority of the Trustees of the Trust who are not parties to such Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to such Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated in the event of any assignment, as defined in the 1940 Act.

         Class A Shares, Class B Shares and Class I Shares of the Trust are subject to a Shareholder Servicing Plan (the "Servicing Plan") permitting payment of compensation to financial institutions that agree to provide certain administrative support services for their customers or account holders
("Participating Organizations"). Each Fund has entered into a specific arrangement with BISYS for the provision of such services by BISYS, and reimburses BISYS for its cost of providing these services, subject to a maximum annual rate of twenty-five one-hundredths of one percent (0.25%) of the average daily net assets of the Class A Shares and Class B Shares and fifteen one-hundredths of one percent (0.15%) of the average daily net assets of the Class I Shares of each Fund. The Servicing Plan was initially approved on December 6, 1995 by the Trust's Board of Trustees, including a majority of the trustees who are not interested persons of the Trust (as defined in the 1940
Act) and who have no direct or indirect financial interest in the Servicing Plan (the "Independent Trustees").

         The Servicing Plan may be terminated with respect to any Fund by a vote of a majority of the Independent Trustees, or by a vote of a majority of the outstanding Class of the Fund to which the Servicing Plan applies. The Servicing Plan may be amended by vote of the Trust's Board of Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for such purpose, except that any change in the Servicing Plan that would materially increase the shareholder servicing fee with respect to a Fund or class thereof requires the approval of the holders of the Fund or class. The Trust's Board of Trustees will review on a quarterly and annual basis written reports of the amounts received and expended under the Servicing Plan (including amounts expended by the Distributor to Participating Organizations pursuant to the Servicing Agreements entered into under the Servicing Plan) indicating the purposes for which such expenditures were made.

         Under the Trust's Distribution and Shareholder Services Plan (the "Distribution Plan"), all Class B Shares pay a shareholder servicing fee of 0.25% of average daily net assets. This fee is in the form of a separate non-Rule 12b-1 fee. All Funds bear a Rule 12b-1 fee of 0.75%. Institutional Class 2 Shares of a Fund will pay a monthly distribution fee to the Distributor as compensation for its services in connection with the Distribution Plan at an annual rate equal to twenty-five one-hundredths of one percent (0.25%) of the average daily net assets of Institutional Class 2 Shares of each Fund; Institutional Class 3 Shares of a Fund will pay a monthly distribution fee to the Distributor as compensation for its services in connection with the Distribution Plan at an annual rate equal to fifty one-hundredths of one percent (0.50%) of the average daily net assets of the Institutional Class 3 Shares of a Fund. The Distributor may periodically waive all or a portion of the fee with respect to a Fund in order to increase the net investment income of the Fund available for distribution as dividends. The Distributor may apply the Class B, Institutional Class 2 or Institutional Class 3 Share Fee toward the following:
(i) compensation for its services or expenses in connection with distribution assistance with respect to such Fund's Class B, Institutional Class 2 or Institutional Class 3 Shares; (ii) payments to financial institutions and intermediaries (such as banks, savings and loan associations, insurance companies, and investment counselors) as brokerage commissions in connection with the sale of such Fund's Class B, Institutional Class 2 or Institutional Class 3 Shares; and (iii) payments to financial institutions and intermediaries (such as banks, savings and loan associations, insurance companies, and investment counselors), broker-dealers, and the Distributor's affiliates and subsidiaries as compensation for services and/or reimbursement of expenses incurred in connection with distribution or shareholder services with respect to such Fund's Class B, Institutional Class 2 or Institutional Class 3 Shares.

         The Distribution Plan was initially approved on March 12, 1997 by the Trust's Board of Trustees, including a majority of the Trustees who are not interested persons of the Fund (as defined in the 1940 Act) and who have no direct or indirect financial interest in the Distribution Plan (the "Independent Trustees").

         In accordance with Rule 12b-1 under the 1940 Act, the Distribution Plan may be terminated with respect to the Class B, Institutional Class 2 or Institutional Class 3 Shares of any Fund by a vote of a majority of the Independent Trustees, or by a vote of a majority of the outstanding Class B, Institutional Class 2 or Institutional Class 3 Shares of that Fund. The
Distribution Plan may be amended by vote of the Fund's Board of Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for such purpose, except that any change in the Distribution Plan that would materially increase the distribution fee with respect to the Class B, Institutional Class 2 or Institutional Class 3 Shares of a Fund requires the approval of the holders of that Fund's Class B, Institutional Class 2 or Institutional Class 3 Shares. The Trust's Board of Trustees will review on a quarterly and annual basis written reports of the amounts received and expended under the Distribution Plan (including amounts expended by the Distributor to Participating Organizations pursuant to the Servicing Agreements entered into under the Distribution Plan) indicating the purposes for which such expenditures were made.

         For the fiscal years ended July 31, 2002, July 31, 2001 and July 31, 2000, the Distributor received the following servicing fees with respect to the Class A Shares and the Class I Shares and the following distribution and servicing fees, as applicable, with respect to the Class B, Class II and Class III Shares from the following Funds:


                                         FISCAL YEAR ENDED          FISCAL YEAR ENDED           FISCAL YEAR ENDED
                                           JULY 31, 2002              JULY 31, 2001               JULY 31, 2000
                                          CLASS A SHARES              CLASS A SHARES             CLASS A SHARES
                                                     AMOUNT                      AMOUNT                     AMOUNT
                                        EARNED       WAIVED        EARNED        WAIVED        EARNED       WAIVED
                                        ------       ------        ------        ------        ------       ------
Balanced Fund                                                      $77,890        ---          ---           --
Enhanced Market Fund                                                45,618        ---          ---           --
Value Fund                                                         138,415        ---          ---           --
Select Equity Fund                                                   6,144        ---          ---           --
Florida Fund                                                         7,399        ---          ---           --
U.S. Treasury Fund                                                  71,574        ---          ---           --

                                     FISCAL YEAR ENDED          FISCAL YEAR ENDED            PERIOD ENDED        FISCAL YEAR ENDED
                                       JULY 31, 2002             JULY 31, 2001               JULY 31, 2000       DECEMBER 31, 1999
                                       -------------             -------------               -------------       -----------------
                                      CLASS A SHARES             CLASS A SHARES              CLASS A SHARES      CLASS A SHARES
                                                 AMOUNT                      AMOUNT                    AMOUNT              AMOUNT
                                     EARNED      WAIVED        EARNED        WAIVED        EARNED      WAIVED      EARNED  WAIVED
                                     ------      ------        ------        ------        ------      ------      ------  ------

Small Cap Fund
Bond Fund
Government Income Fund
Limited Term Bond Fund
Municipal Bond Fund
Prime Money Market Fund
Tax-Exempt Fund
International Equity Fund
Mid Cap Fund
Capital Growth Fund
Large Cap Fund
Tennessee Tax-Exempt Fund
Treasury Reserve Fund
Aggressive Growth Portfolio
Growth Portfolio
Growth and Income Portfolio
Moderate Growth and
Income Portfolio

                                         FISCAL YEAR ENDED          FISCAL YEAR ENDED           FISCAL YEAR ENDED
                                           July 31, 2002              July 31, 2001               July 31, 2000
                                          Class I Shares              Class I Shares             Class I Shares
                                        Earned       Amount        Earned        Amount        Earned       Amount
                                        ------       Waived        ------        Waived        ------       Waived
                                                     ------                      ------                     ------
Balanced Fund
Enhanced Market Fund
Value Fund
Select Equity Fund
Florida Fund
U.S. Treasury Fund
Large Cap Fund
Capital Growth Fund
Mid Cap Fund
Small Cap Fund
International Equity Fund
Aggressive Growth Portfolio
Growth Portfolio
Growth and Income Portfolio
Moderate Growth and Income Portfolio
Government Income Fund
Limited Term Bond Fund
Bond Fund

Municipal Bond Fund
Tennessee Tax-Exempt Fund
Prime Money Market Fund
Treasury Reserve Fund
Tax-Exempt Fund

                                       FISCAL YEAR ENDED              FISCAL YEAR ENDED               FISCAL YEAR ENDED
                                         JULY 31, 2002                  JULY 31, 2001                   JULY 31, 2000
                                        CLASS B SHARES                 CLASS B SHARES                  CLASS B SHARES
                                                    AMOUNT                         AMOUNT                           AMOUNT
                                    EARNED          WAIVED          EARNED         WAIVED          EARNED           WAIVED
Balanced Fund                                                      $73,857           --              --               --
Enhanced Market Fund                                               156,302           --              --               --
Value Fund                                                          83,836           --              --               --
Select Equity Fund                                                   9,010           --              --               --
Florida Fund                                                         8,282           --              --               --
U.S. Treasury Fund                                                     --            --              --               --
Small Cap Fund                                                      30,396           ---          6,524               --
Bond Fund                                                           50,870           ---         10,498               --
Government Income Fund                                               8,448           ---          1,427               --
Limited Term Bond Fund                                              20,242           ---          5,693               --
Municipal Bond Fund                                                 11,668           ---          2,150               --
Prime Money Market Fund                                             12,225           ---          2,555               --
Tax-Exempt Fund                                                        ---           ---             --               --
International Equity Fund                                            5,649           ---          2,029               --
Mid Cap Fund                                                       131,190           ---         36,596               --
Capital Growth Fund                                                 93,265           ---         36,520               --
Large Cap Fund                                                     263,901           ---         95,346               --
Tennessee Tax-Exempt
Fund                                                                10,872           ---          4,824               --
Treasury Reserve Fund                                                  ---           ---             --               --
Aggressive Growth
Portfolio                                                            3,633          $363          2,038               --
Growth Portfolio                                                    13,000         1,300          4,917               --
Growth and Income
Portfolio                                                           15,806         1,581          7,746               --
Moderate Growth and Income
Portfolio                                                            9,702           970          3,732               --

                                       FISCAL YEAR ENDED          FISCAL YEAR ENDED          FISCAL YEAR ENDED
                                         JULY 31, 2002              JULY 31, 2001              JULY 31, 2000
                                         -------------              -------------              -------------
                              INSTITUTIONAL CLASS 2 SHARES  INSTITUTIONAL CLASS 2 SHARES  INSTITUTIONAL CLASS 2 SHARES

                                                AMOUNT                     AMOUNT                      AMOUNT
                                   EARNED       WAIVED        EARNED       WAIVED         EARNED        WAIVED
                                   ------       ------        ------       ------         ------        ------
Institutional Prime
   Obligations Fund                                         $722,158                      ---           ---


                                       FISCAL YEAR ENDED          FISCAL YEAR ENDED          FISCAL YEAR ENDED
                                         JULY 31, 2002              JULY 31, 2001              JULY 31, 2000
                                         -------------              -------------              -------------
                              INSTITUTIONAL CLASS 3 SHARES  INSTITUTIONAL CLASS 3 SHARES  INSTITUTIONAL CLASS 3 SHARES

                                                AMOUNT                     AMOUNT                      AMOUNT
                                   EARNED       WAIVED        EARNED       WAIVED        EARNED        WAIVED
                                   ------       ------        ------       ------        ------        ------
Institutional Prime
   Obligations Fund                                             ---          ---           ---            ---


         For the fiscal year ended July 31, 2002, allocation of 12b-1 fees paid by the Class B Shares, Institutional Class 2 Shares and Institutional Class 3 Shares of the Funds for the following categories of expenses were as follows:

------------------------------------------------------------------------------------------------------------------
                                                              Class B         Institutional       Institutional
                                                                                 Class 2             Class 3
Advertising                                                   $              $                   $
------------------------------------------------------------------------------------------------------------------
Printing and Mailing of prospectuses
(to other than current shareholders)                          $              $                   $
------------------------------------------------------------------------------------------------------------------
Compensation to underwriters                                  $              $                   $
------------------------------------------------------------------------------------------------------------------
Compensation to broker-dealers                                $              $                   $
------------------------------------------------------------------------------------------------------------------
Compensation to sales personnel                               $              $                   $
------------------------------------------------------------------------------------------------------------------
Interest carrying, or other financing charges                 $              $                   $
------------------------------------------------------------------------------------------------------------------
Other                                                         $              $                   $
------------------------------------------------------------------------------------------------------------------


         All payments by the Distributor for distribution assistance or shareholder services under the Distribution Plan will be made pursuant to an agreement (a "Servicing Agreement") between the Distributor and such bank, other financial institution or intermediary, broker-dealer, or affiliate or subsidiary of the Distributor (hereinafter referred to individually as "Participating Organizations"). A Servicing Agreement will relate to the provision of distribution assistance in connection with the distribution of a Fund's Class B Shares, Institutional Class 2 Shares or Institutional Class 3 Shares to the Participating Organization's customers on whose behalf the investment in such Shares is made and/or to the provision of shareholder services to the
Participating Organization's customers owning a Fund's Class B Shares, Institutional Class 2 Shares or Institutional Class 3 Shares. Under the Distribution Plan, a Participating Organization may include AmSouth or a subsidiary bank or nonbank affiliates, or the subsidiaries or affiliates of those banks. A Servicing Agreement entered into with a bank (or any of its subsidiaries or affiliates) will contain a representation that the bank (or subsidiary or affiliate) believes that it possesses the legal authority to perform the services contemplated by the Servicing Agreement without violation of applicable banking laws (including the Glass-Steagall Act) and regulations.

         The distribution fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular year by the Distributor in connection with distribution assistance or shareholder services rendered by the Distributor itself or incurred by the Distributor pursuant to the Servicing Agreements entered into under the Distribution Plan. If the amount of the distribution fee is greater than the Distributor's actual expenses incurred in a particular year (and the Distributor does not waive that portion of the distribution fee), the Distributor will realize a profit in that year from the distribution fee. If the amount of the distribution fee is less than the Distributor's actual expenses incurred in a particular year, the Distributor will realize a loss in that year under the Distribution Plan and will not recover from a Fund the excess of expenses for the year over the distribution fee, unless actual expenses incurred in a later year in which the Distribution Plan remains in effect were less than the distribution fee paid in that later year.

         The Glass-Steagall Act and other applicable laws prohibit banks generally from engaging in the business of underwriting securities, but in general do not prohibit banks from purchasing securities as agent for and upon the order of customers. Accordingly, the Trust will require banks acting as Participating Organizations to provide only those services which, in the banks' opinion, are consistent with the then current legal requirements. It is possible, however, that future legislative, judicial or administrative action affecting the securities activities of banks will cause the Trust to alter or discontinue its arrangements with banks that act as Participating Organizations, or change its method of operations. It is not anticipated, however, that any change in a Fund's method of operations would affect its net asset value per share or result in financial loss to any customer.

CUSTODIAN

         AmSouth serves as custodian of the Trust pursuant to a Custodial Services Agreement with the Trust (the "Custodian"). The Custodian's responsibilities include safeguarding and controlling the Trust's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Trust's investments.

TRANSFER AGENT AND FUND ACCOUNTING SERVICES.

         BISYS Fund Services Ohio, Inc. ("Transfer Agent") serves as transfer agent to each Fund of the Trust pursuant to a Transfer Agency and Shareholder Service Agreement with the Trust. The Transfer Agent is a wholly-owned subsidiary of The BISYS Group, Inc.

         BISYS Fund Services, Inc. ("Fund Accountant") provides fund accounting services to each of the Funds pursuant to a Fund Accounting Agreement with the Trust. Under the Fund Accounting Agreement, the Fund Accountant receives a fee from each Fund at the annual rate of 0.03% of such Fund's average daily net assets, plus out-of-pocket expenses, subject to a minimum annual fee of $40,000 for each tax-exempt Fund and $30,000 for each taxable Fund and the Money Market Funds may be subject to an additional fee of $10,000 for each Class.

INDEPENDENT ACCOUNTANTS

         The financial information appearing in the Prospectuses under "FINANCIAL HIGHLIGHTS" has been derived from financial statements of the Trust incorporated by reference into this Statement of Additional Information which have been audited by Ernst & Young LLP, independent accountants for the Trust, or other independent accountants, as set forth in Ernst & Young LLP's report incorporated by reference herein. Ernst & Young LLP'S address is 1100 Huntington Center, 41 South High Street, Columbus, OH 43215.

LEGAL COUNSEL

         Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, NW, 2nd Floor, Washington, DC 20036, are counsel to the Trust.

                             PERFORMANCE INFORMATION

GENERAL

         From time to time, the Trust may include the following types of information in advertisements, supplemental sales literature and reports to
Shareholders: (1) discussions of general economic or financial principals (such as the effects of inflation, the power of compounding and the benefits of dollar-cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions; (4) descriptions of past or anticipated portfolio holdings for one or more of the Funds within the Trust; (5) descriptions of investment strategies for one or more of such Funds; (6) descriptions or comparisons of various investment products, which may or may not include the Funds; (7) comparisons of investment products (including the Funds) with relevant market or industry indices or other appropriate benchmarks; and (8) discussions of fund rankings or ratings by recognized rating organizations.

         Investors may also judge the performance of each Fund by comparing its performance to the performance of other mutual funds with comparable investment objectives and policies through various mutual fund or market indices and data such as that provided by Lipper Analytical Services, Inc. and Donoghue's Money Fund Report. Comparisons may also be made to indices or data published in Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, Business Week, American Banker, Fortune, Institutional Investor, Ibbotson Associates, Inc., Morning Star, Inc., CDA/Wiesenberger, Pensions and Investments, U.S.A. Today, and local newspapers and periodicals. In addition to performance information, general information about these Funds that appears in a publication such as those mentioned above may be included in advertisements, sales literature and in reports to Shareholders. Additional performance information is contained in the Trust's Annual Report, which is available free of charge by calling the number on the front page of the Prospectus.

         Information about the performance of a Fund is based on the Fund's record up to a certain date and is not intended to indicate future performance. Yield and total return are functions of the type and quality of instruments held in a Fund, operating expenses, and marketing conditions. Any fees charged by a Financial Institution with respect to customer accounts investing in Shares of a Fund will not be included in performance calculations.

YIELDS OF THE MONEY MARKET FUNDS

         The "yield" of each Money Market Fund for a seven-day period (a "base period") will be computed by determining the "net change in value" (calculated as set forth below) of a hypothetical account having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7 with the resulting yield figure carried to the nearest hundredth of one percent. Net changes in value of a hypothetical account will include the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares, but will not include realized gains or losses or unrealized appreciation or depreciation on portfolio investments. Yield may also be calculated on a compound basis (the "effective yield") which assumes that net income is reinvested in Fund shares at the same rate as net income is earned for the base period.

         The Tax-Exempt Fund may also advertise a "tax equivalent yield" and a "tax equivalent effective yield." Tax equivalent yield will be computed by dividing that portion of the Tax-Exempt Fund's yield which is tax-exempt by the difference between one and a stated income tax rate and adding the product to that portion, if any, of the yield of the Fund that is not tax-exempt. The tax equivalent effective yield for the Tax-Exempt Fund is computed by dividing that portion of the effective yield of the Tax-Exempt Fund which is tax-exempt by the difference between one and a stated income tax rate and adding the product to that portion, if any, of the effective yield of the Fund that is not tax-exempt.

         The yield and effective yield of each of the Money Market Funds and the tax equivalent yield and the tax equivalent effective yield of the Tax-Exempt Fund will vary in response to fluctuations in interest rates and in the expenses of the Fund. For comparative purposes the current and effective yields should be compared to current and effective yields offered by competing financial institutions for that base period only and calculated by the methods described above.

         For the seven-day period ended July 31, 2002, the yield, effective yield, the tax equivalent yield and the tax equivalent effective yield of the Class I Shares and Class A Shares of each Money Market Fund, calculated as described, above was as follows:

                                            CLASS        EFFECTIVE      TAX EQUIVALENT      TAX EQUIVALENT      TAX EQUIVALENT
                FUND                                       YIELD            YIELD               YIELD          EFFECTIVE YIELD
Prime Money Market Fund.......             Class I
U.S. Treasury Fund............             Class I
Tax-Exempt Fund...............             Class I
Treasury Reserve Fund.........             Class I
Prime Money Market Fund.......             Class A
U.S. Treasury Fund............             Class A
Tax-Exempt Fund...............             Class A
Treasury Reserve Fund.........             Class A
Institutional
Prime Obligations Fund........             Institutional
                                           Class 1
Institutional
Prime Obligations Fund........             Institutional
                                           Class 2
Institutional
Prime Obligations Fund........             Institutional
                                           Class 3
Prime Money Market Fund.......             Class B

YIELD OF THE EQUITY FUNDS AND THE BOND FUNDS

         The yield of each of the Funds will be computed by annualizing net investment income per share for a recent 30-day period and dividing that amount by the maximum offering price per share (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last trading day of that period. Net investment income will reflect amortization of any market value premium or discount of fixed-income securities (except for obligations backed by mortgages or other assets) and may include recognition of a pro rata portion of the stated dividend rate of dividend paying portfolio securities. The yield of each of the Funds will vary from time to time depending upon market conditions, the composition of the Fund's portfolios and operating expenses of the Trust allocated to each Fund. These factors and possible differences in the methods used in calculating yield should be considered when comparing a Fund's yield to yields published for other investment companies and other investment vehicles. Yield should also be considered relative to changes in the value of the Fund's shares and to the relative risks associated with the investment objectives and policies of the Funds.

         The Tax-Free Funds and the Tennessee Tax-Exempt Fund may also advertise a "tax equivalent yield" and a "tax equivalent effective yield." Tax equivalent yield will be computed by dividing that portion of each Fund's yield which is tax-exempt by the difference between one and a stated income tax rate and adding the product to that portion, if any, of the yield of the Fund that is not tax-exempt. The tax equivalent effective yield for the Funds is computed by dividing that portion of the effective yield of the Fund which is tax-exempt by the difference between one and a stated income tax rate and adding the product to that portion, if any, of the effective yield of the Fund that is not tax-exempt.

YIELD CALCULATIONS
------------------

         The Fund may advertise its "yield" based on a 30-day (or one month) period. This yield is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period. The result then is annualized and shown as an annual percentage of the investment.

          ("a") =  dividends and interest earned during the period
          ("b") =  expenses accrued for the period (net of reimbursements)
          ("c") =  the average daily number of shares outstanding during the period that were entitled to receive dividends
          ("d") =  the maximum offering price per share on the last day of the period

                                               6
                            YIELD = 2[(a-b + 1)  - 1]
                                       ---
                                       cd

         At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.

         Investors in the Equity Funds and the Bond Funds are specifically advised that share prices, expressed as the net asset values per share, will vary just as yields will vary.

                                                                                         TAX EQUIVALENT
              FUND                              CLASS                 YIELD                    YIELD
              ----                              -----                 -----                    -----
Florida Tax-Exempt Fund......................   Class A
                                                Class I
Municipal Bond Fund..........................   Class A
                                                Class I
Bond Fund....................................   Class A
                                                Class I
                                                Class B
Government Income Fund.......................   Class A
                                                Class I
Limited Term Bond Fund.......................   Class A
                                                Class I
Tennessee Tax-Exempt Fund....................   Class A
                                                Class I

         For the 30-day period ending July 31, 2002, the yield of the Equity Funds was:

           FUND                                   CLASS                  YIELD

Value Fund..........................             Class I
Balanced Fund.......................             Class I
Small Cap Fund......................             Class I
Enhanced Market Fund................             Class I
Select Equity Fund..................             Class I
Mid Cap Fund........................             Class I
Capital Growth Fund.................             Class I
Large Cap Fund......................             Class I
Value Fund..........................             Class A
Balanced Fund.......................             Class A
Small Cap Fund......................             Class A
Enhanced Market Fund................             Class A
Select Equity Fund..................             Class A
Mid Cap Fund........................             Class A
Capital Growth Fund.................             Class A
Large Cap Fund......................             Class A
Value Fund..........................             Class B
Balanced Fund.......................             Class B
Small Cap Fund......................             Class B
Enhanced Market Fund................             Class B
Select Equity Fund..................             Class B
Mid Cap Fund........................             Class B
Capital Growth Fund.................             Class B
Large Cap Fund......................             Class B

CALCULATION OF TOTAL RETURN

         Total Return is a measure of the change in value of an investment in a Fund over the period covered, assuming the investor paid the current maximum applicable sales charge on the investment and that any dividends or capital gains distributions were reinvested in the Fund immediately rather than paid to the investor in cash. The formula for calculating Total Return includes four steps: (1) adding to the total number of shares purchased by a hypothetical $1,000 investment in the Fund all additional shares which would have been purchased if all dividends and distributions paid or distributed during the period had been immediately reinvested; (2) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of shares owned at the end of the period by the net asset value per share on the last trading day of the period; (3) assuming redemption at the end of the period; and (4) dividing this account value for the hypothetical investor by the initial $1,000 investment and annualizing the result for periods of less than one year.

RETURN BEFORE TAXES
-------------------

         Each Fund may advertise certain total return information. An average annual compounded rate of return ("T") may be computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula:

                                        n
                                  P(1+T)  = ERV

         Average annual total return smoothes out year-to-year variations in performance and, in that respect, differs from actual year-to-year results.

         For the one-year and five-year periods ended July 31, 2002, average annual total return was as follows:

         FUND                                  CLASS                ONE-YEAR             FIVE-YEAR
         ----                                  -----                --------             ---------
Prime Money Market Fund..................     Class I
U.S. Treasury Fund.......................     Class I
Tax-Exempt Fund..........................     Class I
Prime Money Market Fund..................     Class A
U.S. Treasury Fund.......................     Class A
Tax-Exempt Fund..........................     Class A
Florida Tax-Exempt Fund..................     Class A
Bond Fund................................     Class A
Limited Term Bond Fund...................     Class A
Government Income Fund...................     Class A
Municipal Bond...........................     Class A
Institutional Prime Obligations Fund.....     Institutional
                                              Class 1
Institutional Prime Obligations Fund.....     Institutional
                                              Class 2
Institutional Prime Obligations Fund.....     Institutional
                                              Class 3
Prime Money Market Fund..................     Class B
Tennessee Tax-Exempt Fund................     Class A
Treasury Reserve Money Market Fund.......     Class A
Tennessee Tax-Exempt Fund................     Class B
Tennessee Tax-Exempt Fund................     Class I
Treasury Reserve Money Market Fund.......     Class I

         For the one-year and five-year periods ended July 31, 2002, average annual total return was as follows:


                              FUND             CLASS                ONE-YEAR             FIVE-YEAR
                              ----             -----                --------             ---------
Value Fund...............................      Class I
Balanced Fund............................      Class I
Small Cap Fund...........................      Class I
Value Fund...............................      Class A
Balanced Fund............................      Class A
Small Cap Fund...........................      Class A
Value Fund...............................      Class B
Balanced Fund............................      Class B
Small Cap Fund...........................      Class B
AmSouth Capital Growth Fund..............      Class A
AmSouth Large Cap Fund...................      Class A
AmSouth Mid Cap Fund.....................      Class A
AmSouth International Equity Fund........      Class A
AmSouth Aggressive Growth Portfolio......      Class A
AmSouth Growth Portfolio.................      Class A
AmSouth Growth and Income Portfolio......      Class A
AmSouth Moderate Growth and Income
 Portfolio...............................      Class A
AmSouth Capital Growth Fund..............      Class B
AmSouth Large Cap Fund...................      Class B
AmSouth Mid Cap Fund.....................      Class B
AmSouth International Equity Fund........      Class B
AmSouth Aggressive Growth Portfolio......      Class B
AmSouth Growth Portfolio.................      Class B
AmSouth Growth and Income Portfolio......      Class B
AmSouth Moderate Growth and Income
 Portfolio...............................      Class B
AmSouth Capital Growth Fund..............      Class I
AmSouth Large Cap Fund...................      Class I
AmSouth Mid Cap Fund.....................      Class I
AmSouth International Equity Fund........      Class I
AmSouth Aggressive Growth Portfolio......      Class I
AmSouth Growth Portfolio.................      Class I
AmSouth Growth and Income Portfolio......      Class I
AmSouth Moderate Growth and Income
 Portfolio...............................      Class I

         For the period from  commencement of operations  through July 31, 2002, the average annual total return was as follows:

                                                                    COMMENCEMENT OF OPERATIONS THROUGH    COMMENCEMENT OF OPERATIONS
                      FUND                             CLASS                   JULY 31, 2002                          DATE
                      ----                             -----                   -------------                          ----
Prime Money Market Fund.....................         Class I                                                          8-Aug-88
U.S. Treasury Fund..........................         Class I                                                          8-Sep-88
Tax-Exempt Fund.............................         Class I                                                         27-Jun-88
Florida Tax-Exempt Fund.....................         Class I                                                         02-Sep-97
Municipal Bond Fund.........................         Class I                                                         02-Sep-97
Bond Fund...................................         Class I                                                         02-Sep-97
Limited Term Bond Fund......................         Class I                                                         02-Sep-97
Government Income Fund......................         Class I                                                         02-Sep-97
Prime Money Market Fund.....................         Class A                                                         01-Apr-96
U.S. Treasury Fund..........................         Class A                                                         01-Apr-96
Tax-Exempt Fund.............................         Class A                                                         01-Apr-96
Florida Tax-Exempt Fund.....................         Class A                                                         30-Sep-94
Municipal Bond Fund.........................         Class A                                                         01-Jul-97
Bond Fund...................................         Class A                                                         01-Dec-88
Limited Term Bond Fund......................         Class A                                                         01-Feb-88
Government Income Fund......................         Class A                                                         01-Oct-93
Bond Fund...................................         Class B                                                         02-Sep-97
Prime Money Market Fund.....................         Class B                                                         15-Jun-98
Institutional Prime Obligations Fund........         Institutional Class 1                                           15-Sep-98
Institutional Prime Obligations Fund........         Institutional Class 2                                           19-Feb-99
Institutional Prime Obligations Fund........         Institutional Class 3                                           22-Feb-99
AmSouth Tennessee Tax-
    Exempt Fund.............................         Class A                                                         28-Mar-94
AmSouth Treasury Reserve
    Money Market Fund.......................         Class A
AmSouth Tennessee Tax-
    Exempt Fund.............................         Class B                                                         24-Feb-98
U.S. Government Fund........................
AmSouth Tennessee Tax-
    Exempt Fund.............................         Class I                                                         03-Oct-97
AmSouth Treasury Reserve
    Money Market Fund.......................         Class I                                                         03-Mar-94


         For the period from commencement of operations through July 31, 2002, the average annual total return was as follows:


                                                                     COMMENCEMENT OF        COMMENCEMENT OF
                                                                    OPERATIONS THROUGH         OPERATIONS
                              FUND                     CLASS           JULY 31, 2001              DATE
                              ----                     -----           -------------              ----
Value Fund..................................         Class I                                              01-Dec-88
Balanced Fund...............................         Class I                                              19-Dec-91
Small Cap Fund..............................         Class I                                              02-Mar-98
Enhanced Market Fund........................         Class I                                              01-Sep-98
Select Equity Fund..........................         Class I                                              01-Sep-98
Value Fund..................................         Class B                                              01-Dec-88
Balanced Fund...............................         Class B                                              19-Dec-91
Small Cap Fund..............................         Class B                                              02-Mar-98
Enhanced Market Fund........................         Class B                                              01-Sep-90
Select Equity Fund..........................         Class B                                              01-Sep-98
Value Fund..................................         Class A                                              01-Dec-88
Balanced Fund...............................         Class A                                              19-Dec-91
Small Cap Fund..............................         Class A                                              02-Mar-98
Enhanced Market Fund........................         Class A                                              01-Sep-98
Select Equity Fund..........................         Class A                                              01-Sep-98
AmSouth Capital Growth Fund.................         Class A                                              01-Apr-96
AmSouth Large Cap Fund......................         Class A                                              03-Aug-92
AmSouth Mid Cap Fund........................         Class A                                              04-May-99
AmSouth International Equity Fund...........         Class A                                              15-Aug-97
AmSouth Aggressive Growth Portfolio.........         Class A                                              13-Jan-99
AmSouth Growth Portfolio....................         Class A                                              11-Feb-99
AmSouth Growth and Income Portfolio.........         Class A                                              08-Mar-99
AmSouth Moderate Growth Income Portfolio....         Class A                                              09-Feb-99
AmSouth Capital Growth Fund.................         Class B                                              05-Feb-98
AmSouth Large Cap Fund......................         Class B                                              15-Dec-98
AmSouth Mid Cap Fund........................         Class B                                              04-May-99
AmSouth International Equity Fund...........         Class B                                              02-Feb-99
AmSouth Aggressive Growth Portfolio.........         Class B                                              27-Jan-99
AmSouth Growth Portfolio....................         Class B                                              15-Feb-99
AmSouth Growth and Income Portfolio.........         Class B                                              27-Jan-99
AmSouth Moderate Growth Income Portfolio....         Class B                                              28-Jan-99
AmSouth Capital Growth Fund.................         Class I                                              03-Oct-97
AmSouth Large Cap Fund......................         Class I                                              14-Dec-98
AmSouth Mid Cap Fund........................         Class I                                              04-May-99
AmSouth International Equity Fund...........         Class I                                              14-Dec-98
AmSouth Aggressive Growth Portfolio.........         Class I                                              28-Jan-99
AmSouth Growth Portfolio....................         Class I                                              01-Feb-99
AmSouth Growth and Income Portfolio.........         Class I                                              08-Feb-99
AmSouth Moderate Growth Income Portfolio....         Class I                                              10-Feb-99

RETURN AFTER TAXES ON DISTRIBUTIONS
-----------------------------------

         An average annual rate of return after taxes on distribution ("T") may be computed by using the ending value at the end of a specified period after taxes on fund distributions but not after taxes on redemption ("ATVD") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula:

                                       n
                                 P(1+T)  = ATVD


                        PERFORMANCE INFORMATION [TO COME]

RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
-----------------------------------------------------------

         An average annual rate of return after taxes on distribution and sale of fund shares ("T") may be computed by using the computed by using the ending value at the end of a specified period after taxes on fund distributions and sale of fund shares ("ATVDR") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula:

                                       n
                                 P(1+T)  = ATVDR


                        PERFORMANCE INFORMATION [TO COME]

PERFORMANCE COMPARISONS

         YIELD AND TOTAL RETURN. From time to time, performance information for the Funds showing their average annual total return and/or yield may be included in advertisements or in information furnished to present or prospective Shareholders and the ranking of those performance figures relative to such figures for groups of mutual funds categorized by Lipper Analytical Services as having the same investment objectives may be included in advertisements.

         Total return and/or yield may also be used to compare the performance of the Funds against certain widely acknowledged standards or indices for stock and bond market performance. The Standard & Poor's Composite Index of 500 Stocks (the "S&P 500(R)") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 Stocks relative to the base period 1941-43. The S&P 500(R) is composed almost entirely of common stocks of companies listed on the New York Stock Exchange, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include 400 industrial, 60 transportation and 40 financial services concerns. The S&P 500(R) represents about 80% of the market value of all issues traded on the New York Stock Exchange.

         The NASDAQ-OTC Price Index (the "NASDAQ Index") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of approximately 3,500 stocks relative to the base measure of 100.00 on February 5, 1971. The NASDAQ Index is composed entirely of common stocks of companies traded over-the-counter and often through the National Association of Securities Dealers Automated Quotations ("NASDAQ") system. Only those over-the-counter stocks having only one market maker or traded on exchanges are excluded.

         The Shearson Lehman Government Bond Index (the "SL Government Index") is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. government. Mortgage backed securities, flower bonds and foreign targeted issues are not included in the SL Government Index.

         The Shearson Lehman Government/Corporate Bond Index (the "SL Government/ Corporate Index") is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1.3 trillion. To be included in the SL Government/Corporate Index, an issue must have amounts outstanding in excess of $1 million, have at least one year to maturity and be rated "Baa" or higher ("investment grade") by a nationally recognized statistical rating agency.

         All Funds. Current yields or performance will fluctuate from time to time and are not necessarily representative of future results. Accordingly, a Fund's yield or performance may not provide for comparison with bank deposits or other investments that pay a fixed return for a stated period of time. Yield and performance are functions of a quality, composition, and maturity, as well as expenses allocated to the Fund. Fees imposed upon customer accounts by Financial Institutions for cash management services will reduce a Fund's effective yield to Customers.

                             ADDITIONAL INFORMATION

ORGANIZATION AND DESCRIPTION OF SHARES

         The Trust was organized as a Massachusetts business trust by the Agreement and Declaration of Trust, dated October 1, 1987, under the name "Shelf Registration Trust IV." The Trust's name was changed to "The ASO Outlook Group" as of April 12, 1988, to "AmSouth Mutual Funds" as of August 19, 1993 and to "AmSouth Funds" as of November 30, 1999 by amendments to the Agreement and Declaration of Trust. A copy of the Trust's Agreement and Declaration of Trust, as amended (the "Declaration of Trust") is on file with the Secretary of State of The Commonwealth of Massachusetts. The Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of Shares, which are units of beneficial interest. The Trust presently has twenty-four series of Shares which represent interests in the Value Fund, the Capital Growth Fund, the Large Cap Fund, the Mid Cap Fund, the Small Cap Fund, the Balanced Fund, the Select Equity Fund, the Enhanced Market Fund, the International Equity Fund, the Strategic
Portfolios: Aggressive Growth Portfolio, the Strategic Portfolios: Growth Portfolio, the Strategic Portfolios: Growth and Income Portfolio, the Strategic
Portfolios: Moderate Growth and Income Portfolio, the Bond Fund, the Limited Term Bond Fund, the Government Income Fund, the Municipal Bond Fund, the Florida Tax-Exempt Fund, the Tennessee Tax-Exempt Fund, the Prime Money Market Fund, the U.S. Treasury Money Market Fund, the Treasury Reserve Money Market Fund, the Tax-Exempt Money Market Fund, and the Prime Obligations Money Market Fund. The Trust's Declaration of Trust authorizes the Board of Trustees to divide or redivide any unissued Shares of the Trust into one or more additional series.

         Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectuses and this Statement of Additional Information, the Trust's Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Trust, Shareholders of a Fund are entitled to receive the assets available for distribution belonging to that Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets not belonging to any particular Fund which are available for distribution.

         Shares of the Trust are entitled to one vote per share (with proportional voting for fractional shares) on such matters as Shareholders are entitled to vote. Shareholders vote in the aggregate and not by series or class on all matters except (i) when required by the 1940 Act, shares shall be voted by individual series, (ii) when the Trustees have determined that the matter affects only the interests of one or more series or class, then only Shareholders of such series or class shall be entitled to vote thereon, (iii) when pertaining to the Shareholder Servicing Plan, and (iv) when pertaining to the Distribution Plan. There will normally be no meetings of Shareholders for the purposes of electing Trustees unless and until such time as less than a majority of the Trustees have been elected by the Shareholders, at which time the Trustees then in office will call a Shareholders' meeting for the election of Trustees.

SHAREHOLDER LIABILITY

         Under Massachusetts law, Shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust.
However, the Trust's Declaration of Trust disclaims Shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in every agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of a Fund's property for all loss and expense of any Shareholder of such Fund held liable on account of being or having been a Shareholder. Thus, the risk of a Shareholder incurring financial loss on account of Shareholder liability is limited to circumstances in which a Fund would be unable to meet its obligations.

MISCELLANEOUS

         The Trust is registered with the Securities and Exchange Commission as a management investment company. Such registration does not involve supervision by the Securities and Exchange Commission of the management or policies of the Trust.

         As used in this Statement of Additional Information, "assets belonging to a Fund" means the consideration received by the Fund upon the issuance or sale of Shares in that Group, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale, exchange, or liquidation of such investments, and any funds or payments derived from any reinvestment of such proceeds, and any general assets of the Trust not readily identified as belonging to a particular Fund that are allocated to that Fund by the Trust's Board of Trustees. The Board of Trustees may allocate such general assets in any manner it deems fair and equitable. It is anticipated that the factor that will be used by the Board of Trustees in making allocations of general assets to particular Funds will be the relative net assets of the respective Funds at the time of allocation. Assets belonging to a particular Fund are charged with the direct liabilities and expenses in respect of that Fund, and with a share of the general liabilities and expenses of the Trust not readily identified as belonging to a particular Fund that are allocated to that Fund in proportion to the relative net assets of the respective Funds at the time of allocation. The timing of allocations of general assets and general liabilities and expenses of the Trust to particular Funds will be determined by the Board of Trustees of the Trust and will be in accordance with generally accepted accounting principles. Determinations by the Board of Trustees of the Trust as to the timing of the allocation of general liabilities and expenses and as to the timing and allocable portion of any general assets with respect to a particular Fund are conclusive.

         As used in this Statement of Additional Information, a "vote of a majority of the outstanding Shares" of the Trust or a particular Fund means the affirmative vote, at a meeting of Shareholders duly called, of the lesser of (a) 67% or more of the votes of Shareholders of the Trust or such Fund present at such meeting at which the holders of more than 50% of the votes attributable to the Shareholders of record of the Trust or such Fund are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding votes of Shareholders of the Trust or such Fund.

         As of November 1, 2002, the trustees and officers of the Trust, as a group, owned less than 1% of the Class I Shares, of the Class A Shares and of the Class B Shares of any of the AmSouth Funds. The information in the following table shows, to the best of the knowledge of AmSouth Funds, the shareholders who owned of record or beneficially 5% or more of the indicated Fund and Class. Those shareholders who beneficially own 25% or more of the outstanding shares of a Fund may be deemed to control that Fund under the 1940 Act.

                                                                     PERCENT OF
                                            PERCENT OF RECORD        BENEFICIAL
NAME AND ADDRESS                                OWNERSHIP            OWNERSHIP
----------------                                ---------            ---------

VALUE FUND

CAPITAL GROWTH FUND

LARGE CAP FUND

MID CAP FUND

SMALL CAP FUND

BALANCED FUND

SELECT EQUITY FUND

ENHANCED MARKET FUND

INTERNATIONAL EQUITY FUND

STRATEGIC PORTFOLIOS: AGGRESSIVE
GROWTH

STRATEGIC PORTFOLIOS: GROWTH
PORTFOLIO

STRATEGIC PORTFOLIOS: GROWTH &
INCOME PORTFOLIO

STRATEGIC PORTFOLIOS: MODERATE
GROWTH & INCOME PORTFOLIO

BOND FUND

LIMITED TERM BOND FUND

GOVERNMENT INCOME FUND

MUNICIPAL BOND FUND

FLORIDA TAX-EXEMPT FUND

TENNESSEE TAX-EXEMPT FUND

PRIME MONEY MARKET FUND

U.S. TREASURY MONEY MARKET FUND

TREASURY RESERVE MONEY MARKET FUND

TAX EXEMPT MONEY MARKET FUND

INSTITUTIONAL PRIME OBLIGATIONS FUND

         The  Prospectuses  of  the  Funds  and  this  Statement  of  Additional
Information omit certain of the information contained in the Registration Statement filed with the Securities and Exchange Commission. Copies of such information may be obtained from the Securities and Exchange Commission upon payment of the prescribed fee.

         The Prospectuses of the Funds and this Statement of Additional Information are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectuses of the Funds and this Statement of Additional Information.

FINANCIAL STATEMENTS

         The financial information appearing in the Prospectuses under "FINANCIAL HIGHLIGHTS" has been derived from financial statements of the Trust incorporated by reference into this Statement of Additional Information which have been audited by Ernst & Young LLP, independent accountants for the Trust, or other independent accountants, as set forth in Ernst & Young LLP's report incorporated by reference herein.

                                    APPENDIX

         The nationally recognized statistical rating organizations (individually, an "NRSRO") that may be utilized by the Funds with regard to portfolio investments for the Funds include Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"), Fitch IBCA, Duff & Phelps ("Fitch IBCA"), and Thomson Bank Watch, Inc. ("Thomson"). Set forth below is a description of the relevant ratings of each such NRSRO. The NRSROs that may be utilized by the Funds and the description of each NRSRO's ratings is as of the date of this Statement of Additional Information, and may subsequently change.

         LONG-TERM DEBT RATINGS (may be assigned, for example, to corporate and municipal bonds)

         Description of the five highest long-term debt ratings by Moody's (Moody's applies numerical modifiers (1, 2, and 3) in each rating category to indicate the security's ranking within the category):

         Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

         A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

         Baa Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         Description of the five highest long-term debt ratings by S&P (S&P may apply a plus (+) or minus (-) to a particular rating classification to show relative standing within that classification);

         AAA An obligation rated 'AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on he obligation is extremely strong.

         AA    An   obligation   rated  'AA'  differs  from  the  highest  rated
               obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

         A An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

         BBB An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

         BB An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation Description of the three highest long-term debt ratings by Description of the three highest long-term debt ratings by Fitch IBCA;

         AAA Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

         AA Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

         A High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

SHORT-TERM DEBT RATINGS (may be assigned, for example, to commercial paper, master demand notes, bank instruments, and letters of credit)

         Moody's description of its three highest short-term debt ratings:

         Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

                    o   Leading market positions in well-established industries

                    o   High rates of return on funds employed

                    o   Conservative   capitalization  structure  with  moderate
                        reliance on debt and ample asset protection.

                    o Broad margins in earnings coverage of fixed financial charges and high internal cash generation

                    o Well-established access to a range of financial markets and assured sources of alternate liquidity

         Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

S&P's description of its three highest short-term debt ratings:

         A-1 A short-term obligation rated 'A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

         A-2 A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

         A-3 A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Fitch IBCA's description of its three highest short-term debt ratings:

         F1 Highest credit quality. Indicates the Best capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature

         F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

         F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

Short-Term Loan/Municipal Note Ratings

Moody's description of its two highest short-term loan/municipal note ratings:

MIG 1/VMIG 1 -- This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2 -- This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

SHORT-TERM DEBT RATINGS

         Thomson BankWatch, Inc. ("TBW") ratings are based upon a qualitative and quantitative analysis of all segments of the organization including, where applicable, holding company and operating subsidiaries.

         BankWatch(TM) Ratings do not constitute a recommendation to buy or sell securities of any of these companies. Further, BankWatch does not suggest specific investment criteria for individual clients.

         The TBW Short-Term Ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned.

         The TBW Short-Term Rating apply only to unsecured instruments that have a maturity of one year or less.

         The TBW Short-Term Ratings specifically assess the likelihood of an untimely payment of principal or interest.

TBW-1 -- The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

TBW-2 -- The second-highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.

TBW-3 -- The lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

TBW-4 -- The lowest rating category; this rating is regarded as non investment grade and therefore speculative.

                            Part C: Other Information

Item 23. Exhibits
-----------------

(a) Amended and Restated Declaration of Trust of the Registrant, dated as of November 23, 1999.(7)

(b)   (1)    Bylaws of the Registrant.(7)

      (2)    Amendment No. 1 to the Registrant's Bylaws.(7)

(c) Provisions of instruments defining the rights of holders of securities are contained in Articles III, IV, VI, VIII and IX of the Registrant's Amended and Restated Declaration of Trust and Articles 9 and 11 of the Registrant's Bylaws.


(d )  (1)    (a)  Investment Advisory Agreement dated as of May 12, 2001 between the Registrant and AmSouth Investment  Management Company, LLC
                  ("Advisor").(6)

             (b)  Form  of  Amended   Investment   Advisory   Agreement  between
                  Registrant and Advisor (filed herewith).

      (2) Sub-Advisory Agreement dated as of October 3, 2001 between Advisor and Five Points Capital Advisors, Inc. with respect to AmSouth Bond Fund, AmSouth Large Cap Fund, AmSouth Capital Growth Fund and AmSouth Value Fund. (filed herewith).

      (3) Sub-Advisory Agreement dated as of May 12, 2001 between Adviser and Sawgrass Asset Management, LLC with respect to AmSouth Small Cap Fund.(6)

      (4) Sub-Advisory Agreement dated May 12, 2002 between Adviser and OakBrook Investment, LLC with respect to AmSouth Select Equity Fund and AmSouth Enhanced Market Fund.(6)

      (5)    (a)  Interim  Sub-Advisory  Agreement  dated July 18, 2002  between
                  Adviser and OakBrook Investments LLC with respect to AmSouth Mid Cap Fund. (filed herewith).

             (b) Form of Sub-Advisory Agreement between Advisor and OakBrook Investments, LLC with respect to AmSouth Mid Cap Fund (filed herewith).

      (6)    (a)  Interim  Sub-Advisory  Agreement  dated July 18, 2001  between
                  Adviser and Dimensional Fund Advisors, Inc. respect to AmSouth International Equity Fund (filed herewith).

             (b) Form of Sub-Advisory Agreement between Advisor and Dimensional Fund Advisors, Inc. with respect to AmSouth International Equity Fund (filed herewith).

(e)   (1)   Distribution  Agreement  dated  as of  July  16,  1997  between  the
            Registrant and BISYS Fund Services Limited Partnership.(3)

             (a) Amended Schedules A, B, C and D dated November 23, 1999 to the Distribution Agreement between the Registrant and BISYS Fund Services Limited Partnership.(4)

             (b)  Amendment  to  Distribution  Agreement  dated  June  27,  2001
                  between  the  Registrant  and  BISYS  Fund  Services   Limited
                  Partnership (filed herewith).

             (c)  Amendment to Distribution Agreement (to be filed).

      (4)    Dealer   Agreement   between  The  Winsbury   Company  and  AmSouth
             Investment Services, Inc.(8)

      (5)    Dealer   Agreement   between  The  Winsbury  Company  and  National
             Financial Services Corporation.(8)

      (6)    Dealer Agreement between The Winsbury Company and AmSouth Bank N.A.
             (8)

(f) Copies of all bonus, profit sharing, pension or other similar contracts - none.

(g)   (1)    Custody Agreement dated as of April 17, 1997 between the Registrant and AmSouth Bank.(2)


      (2) Amended Schedule A dated December 18, 2001 to the Custody Agreement between Registrant and AmSouth Bank (filed herewith)

(h)   (1)    Management and Administration Agreement dated as of January 1, 2001 between the Registrant and ASO Services Company, Inc. (to be filed).

             (a)  Amendment   dated  June  27,  2001  to  the   Management   and
                  Administration Agreement (filed herewith).

      (2) Sub-Administration Agreement dated January 1, 2001 between ASO Services Company, Inc. and BISYS Fund Services Ohio, Inc. (to be filed).

             (a) Amendment dated June 27, 2001 to the Sub-Administration Agreement (filed herewith).

      (3) Sub-Administration Agreement dated January 1, 2001 between ASO Services Company, Inc. and AmSouth Bank (to be filed).

             (a) Amendment dated June 27, 2001 to the Sub-Administration Agreement (filed herewith).

      (4) Transfer Agency Agreement dated January 1, 2001 between the Registrant and BISYS Fund Services Ohio, Inc. (to be filed).

             (a) Amendment dated June 27, 2001 to the Transfer Agency Agreement (filed herewith).

             (b)  Form  of  First  Amendment  dated  as of  _________,  2002  to
                  Transfer Agency Agreement between Registrant and BISYS Fund Services Ohio, Inc. (filed herewith).

      (5) Fund Accounting Agreement dated January 1, 2001 between the Registrant and ASO Services Company, Inc. (to be filed).

(i) Opinion and Consent of Kirkpatrick & Lockhart LLP regarding the legality of the shares being registered (to be filed by amendment).

(j)   Consent of Ernst & Young LLP. (to be filed by amendment).

(k)   Omitted financial statements - none

(l)          (1)  Purchase   Agreement   between  the  Registrant  and  Winsbury
                  Associates   incorporated   by  reference  to   Post-Effective
                  Amendment No 1 to the Registrant's  Registration  Statement on
                  Form N-1A.

             (2) Purchase Agreement between the Registrant and Winsbury Associates dated October 31. 1991 incorporated by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-1A.

             (3) Purchase Agreement between the Registrant and Winsbury Associates with respect to the Alabama Tax-Free Fund and the Government Income Fund is incorporated by reference to Post-Effective amendment No. 11 to the Registrant's Registration Statement on Form N-1A.

             (4) Purchase Agreement between Registrant and Winsbury Services Corporation with respect to the Florida Tax-Free Fund is incorporated by rererence to Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A.


(m)   (1)    Shareholder Servicing Plan dated March 20, 1996 as amended November
             23, 1999 (filed herewith).


      (2) Form of Amended Schedule I dated October 4, 2000 to the Shareholder Servicing Plan.(5)

      (3) Model Shareholder Servicing Agreement for AmSouth Mutual Funds adopted by the Board of Trustees on December 6, 1995.(1)

      (4) Form of Distribution and Shareholder Services Plan dated March 12, 1997 as amended and restated on October 4, 2000(5)

(n) Multiple Class Plan for AmSouth Funds adopted by the Board of Trustees on December 6, 1995, as amended and restated as of November 23, 1999. 4

(p)   (1)    AmSouth Funds' Code of Ethics(4)

      (2)    AmSouth Investment Management Company, LLC's Code of Ethics(6)

      (3)    BISYS Fund Services' Code of Ethics(4)

      (4)    Sawgrass Asset Management, LLC's Code of Ethics(5)

      (5)    OakBrook Investments, LLC's Code of Ethics(5)

      (6)    Five Points Capital Investment Advisors' Code of Ethics(6)

      (7)    Dimensional Fund Advisors, Inc.'s Code of Ethics (to be filed).

--------------------

1. Incorporated by reference from the Registrant's Post-Effective Amendment No. 18 to its Registration Statement on Form N-1A filed with the Securities and Exchange Commission on January 31, 1996.

2. Incorporated by reference from the Registrant's Post-Effective Amendment No. 23 to its Registration Statement on Form N-1A filed with the Securities and Exchange Commission on July 3, 1997.

3. Incorporated by reference from the Registrant's Post-Effective Amendment No. 24 to its Registration Statement on Form N-1A filed with the Securities and Exchange Commission on August 27, 1997.

4. Incorporated by reference from the Registrant's Post-Effective Amendment No. 32 to its Registration Statement on Form N-1A filed with the Securities and Exchange Commission on March 13, 2000.

5. Incorporated by reference from the Registrant's Post-Effective Amendment No. 33 to its Registration Statement on Form N-1A filed with the Securities and Exchange Commission on September 29, 2000.

6. Incorporated by reference from the Registrant's Post-Effective Amendment No. 35 to its Registration Statement on Form N-1A filed with the Securities and Exchange Commission on September 28, 2001.

7. Incorporated by reference from the Registrant's Registration Statement on Form N-14, Registration No. 333-84778, filed with the Securities and Exchange Commission on March 22, 2002.

8. Incorporated by reference from the Registrant's Post-Effective Amendment No. 2 to its Registration Statement on Form N-14, Registration No. 333-84778, filed with the Securities and Exchange Commission on June 24, 2002.


--------------------

Item 24.  Persons Controlled by or Under Common Control with Registrant
-----------------------------------------------------------------------


As of the effective date of this Registration Statement, there are no persons controlled by or under common control with the Registrants' Value Fund, Capital Growth Fund, Large Cap Fund, Mid Cap Fund, Small Cap Fund, Balanced Fund, Select Equity Fund, Enhanced Market Fund, International Equity Fund, Strategic
Portfolios: Aggressive Growth Portfolio, Strategic Portfolios: Growth Portfolio, Strategic Portfolios: Growth and Income Portfolio, Strategic Portfolios:
Moderate Growth and Income Portfolio, Bond Fund, Limited Term Bond Fund, Government Income Fund, Municipal Bond Fund, Florida Tax-Exempt Fund, Tennessee Tax-Exempt Fund, Prime Money Market Fund, U.S. Treasury Money Market Fund, Tax-Exempt Money Market Fund, Treasury Reserve Money Market Fund and Institutional Prime Obligations Money Market Fund.


Item 25.  Indemnification
-------------------------

Article VIII, Sections 1 and 2 of the Registrant's Amended and Restated Declaration of Trust provides as follows:

                            Trustees, Officers, etc.
                            ------------------------

Section 1. The Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered Person") against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Covered Person except with respect to any matter as to which such Covered Person shall have been finally adjudicated in any such action, suit or other proceeding to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office. Expenses, including counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), shall be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding upon receipt of an undertaking by or on behalf of such Covered Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article, provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking,

(b) the Trust shall be insured against losses arising from any such advance payments or (c) either a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter), or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial type inquiry) that there is reason to believe that such Covered Person will be found entitled to indemnification under this Article.

                               Compromise Payment
                               ------------------

Section 2. As to any matter disposed of (whether by a compromise payment, pursuant to a consent decree or otherwise) without an adjudication by a court, or by any other body before which the proceeding was brought, that such Covered Person either (a) did not act in good faith in the reasonable belief that his action was in the best interests of the Trust or (b) is liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, indemnification shall be provided if (a) approved as in the best interests of the Trust, after notice that it involves such indemnification, by at least a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested trustees then in office act on the matter) upon a determination, based upon a review of readily available facts (as opposed to a full trial type inquiry) that such Covered Person acted in good faith in the reasonable belief that his action was in the best interests of the Trust and is not liable to the Trust or its Shareholders by reasons of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or (b) there has been obtained an opinion in writing of independent legal counsel, based upon a review of readily available facts (as opposed to a full trial type inquiry) to the effect that such Covered Person appears to have acted in good faith in the reasonable belief that his action was in the best interests of the Trust and that such indemnification would not protect such Person against any liability to the Trust to which he would otherwise be subject by reason of willful misfeasance, bad faith gross negligence or reckless disregard of the duties involved in the conduct of his office. Any approval pursuant to this Section shall not prevent the recovery from any Covered Person on any amount paid to such Covered Person in accordance with this Section as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person's action was in the best interests of the Trust or to have been liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

Indemnification for the Registrant's principal underwriter is provided for in the Distribution Agreement filed as Exhibit (e) (1) hereto.

In addition, the Registrant maintains a directors and officers liability insurance policy with a maximum coverage of $3,000,000.

Item 26.  Business and Other Connections of the Investment Adviser
------------------------------------------------------------------

AmSouth Investment Management Company, LLC
------------------------------------------

AmSouth Investment Management Company, LLC ("AIMCO"), 1901 6th Avenue North, Suite 620, Birmingham, Alabama, 35203 is the Advisor for the Funds. As of July 31, 2002 AIMCO had over $_____ billion in assets under management. AIMCO is a wholly-owned subsidiary of AmSouth Bank. AmSouth Bank has provided investment management services through its Trust Investment Department since 1915 and is the largest provider of trust services in Alabama and its Trust Natural Resources and Real Estate Department is a major manager of timberland, mineral, oil and gas properties and other real estate interests. As of July 31, 2002, AmSouth Bank had over $___ billion in assets under discretionary management and provided custody services for an additional $___ billion in securities. AmSouth is the bank affiliate of AmSouth Bancorporation, one of the largest banking institutions headquartered in the mid-south region. AmSouth Bancorporation reported assets as of July 31, 2002 of $___ billion and operated more than 600 banking offices in Alabama, Florida, Georgia, Mississippi, Louisiana and Tennessee.

There is set forth below information as to any other business, vocation or employment of a substantial nature (other than service in wholly-owned subsidiaries or the parent corporation of AIMCO) in which each director or senior officer of the Registrant's investment advisor is, or at any time during the past two fiscal years has been, engaged for his own account or in the capacity of director, officer, employee, partner, or trustee.

--------------------------------------------------------------------------------
Name and Position with AIMCO           Other business, profession, vocation or
                                       employment
--------------------------------------------------------------------------------

J. Harold Chandler                     Chairman, President & CEO Unum Provident
Director                               Corporation
--------------------------------------------------------------------------------

James E. Dalton, Jr.                   President and CEO
Director                               Quorum Health Group, Inc.
--------------------------------------------------------------------------------
Earnest W. Davenport, Jr.              Chairman and CEO, Eastman Chemical
Director                               Company
--------------------------------------------------------------------------------
Rodney C. Gilbert                      President and CEO, RCG Consulting, LLC
Director
--------------------------------------------------------------------------------
Elmer B. Harris                        Chairman and CEO, Center for Public
Director                               Policy; former President and CEO,
                                       Chairman and CEO, Alabama Power Company
--------------------------------------------------------------------------------
Martha R. Ingram                       Chairman, Ingram Industries, Inc.
Director
--------------------------------------------------------------------------------
Victoria B. Jackson                    President and CEO
Director                               Victoria Belle, Inc.
--------------------------------------------------------------------------------
Roland L. Kuehn, Jr.                   Chairman, El Paso Energy Corporation
Director
--------------------------------------------------------------------------------
Charles D. McCrary                     President and CEO, Alabama Power Company
Director
--------------------------------------------------------------------------------
James R. Malone                        Chairman and CEO, HMI Industries, Inc.;
Director                               Managing Director and Principal, Bridge
                                       Associates, LLC
--------------------------------------------------------------------------------
Claude B. Nielsen                      President and CEO
Director                               Coca-Cola Bottling Company United, Inc.
--------------------------------------------------------------------------------
Dr. Benjamin F. Payton                 President
Director                               Tuskegee University
--------------------------------------------------------------------------------
C. Dowd Ritter                         AmSouth Bancorporation
Chairman, President and CEO            AmSouth Bank
--------------------------------------------------------------------------------
Geoffrey A. von Kuhn                   None
Senior Executive Vice President
--------------------------------------------------------------------------------
O.B. Grayson Hall, Jr.                 None
Executive Vice President
--------------------------------------------------------------------------------
Sloan D. Gibson, IV                    None
Senior Executive Vice President and
Chief Financial Officer
--------------------------------------------------------------------------------
W. Charles Mayer, III                  None
Senior Executive Vice President
--------------------------------------------------------------------------------
Candice W. Rogers                      None
Senior Executive Vice President
--------------------------------------------------------------------------------
E. W. Stephenson, Jr.                  None
Senior Executive Vice President
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Alfred W. Swan, Jr.                    None
Senior Executive Vice President
--------------------------------------------------------------------------------
Stephen A. Yoder                       None
Executive Vice President and General
Counsel
--------------------------------------------------------------------------------
Joseph T. Keating, Senior Vice         Five Points Capital Advisors, Inc.
President and Chief Investment
Officer
--------------------------------------------------------------------------------


Sawgrass Asset Management, LLC
------------------------------

      Sawgrass Asset Management, LLC ("Sawgrass") serves as the investment sub-advisor to the AmSouth Small Cap Fund. Sawgrass is 50% owned by AmSouth Bank and 50% owned by Sawgrass Asset Management, Inc. Sawgrass Asset Management, Inc. is controlled by Mr. Dean McQuiddy, Mr. Brian Monroe and Mr. Andrew Cantor. Sawgrass was organized in January, 1998 to perform advisory services for investment companies and other institutional clients and has its principal offices at 1579 The Greens Way, Suite 20, Jacksonville, FL 32250

      Set forth below is information as to any other business, vocation or employment of a substantial nature (other than service in wholly-owned subsidiaries or the parent corporation of AmSouth Bank) in which each director or senior officer of the Registrant's sub-advisor is, or at any time during the past two fiscal years has been, engaged for his own account or in the capacity of director, officer, employee, partner or trustee.

--------------------------------------------------------------------------------
Name and Position with Sawgrass Asset           Other business, profession,
Management, LLC                                 vocation or employment
--------------------------------------------------------------------------------
Dean E. McQuiddy, Principal                     None
--------------------------------------------------------------------------------
Andrew M. Cantor, Principal                     None
--------------------------------------------------------------------------------
Brian K. Monroe, Principal                      None
--------------------------------------------------------------------------------

OakBrook Investments, LLC
-------------------------


      OakBrook Investments, LLC ("OakBrook") serves as the investment sub-advisor to the AmSouth Enhanced Market Fund, the AmSouth Select Equity Fund and the AmSouth Mid Cap Fund. OakBrook is 50% owned by AmSouth Bank, the parent company of the Advisor and 50% jointly owned by Neil Wright, Janna L. Sampson and Peter Jankovskis. OakBrook was organized in February, 1998 to perform advisory services for investment companies and other institutional clients and has it principal offices at 701 Warrenville Road, Suite 135, Lisle, IL 60532.


      Set forth below is information as to any other business, vocation or employment of a substantial nature (other than service in wholly-owned subsidiaries or the parent corporation of AmSouth Bank) in which each director or senior officer of the Registrant's sub-advisor is, or at any time during the past two fiscal years has been, engaged for his own account or in the capacity of director, officer, employee, partner or trustee.

--------------------------------------------------------------------------------
Name and Position with                   Other business, profession, vocation
OakBrook Investments, LLC                or employment
--------------------------------------------------------------------------------
Neil R. Wright, President and Chief      Prior to 1/1/98, Chief Investment
Investment Officer                       Officer, ANB Investment Management &
                                         Trust Co.
--------------------------------------------------------------------------------
Janna L. Sampson, Director of Portfolio  Prior to 1/1/98, Senior Portfolio
Management                               Manager, ANB Investment Management &
                                         Trust Co.
--------------------------------------------------------------------------------
Peter M. Jankovskis, Director of         Prior to 1/1/98, Manager of Research,
Research                                 ANB Investment Management & Trust Co.
--------------------------------------------------------------------------------

Five Points Capital Advisors, Inc.
----------------------------------

Five Points Capital Advisors, Inc. ("Five Points") is the sub-adviser to the AmSouth Bond Fund, the AmSouth Large Cap Fund, the AmSouth Capital Growth Fund, and the AmSouth Value Fund. Five Points was organized as a separate wholly owned subsidiary of AmSouth Bank in 2001 and has its principal offices at 1901 Sixth Avenue North, Suite 620, Birmingham, AL 35203. The information as to any other business, profession, vocation or employment of a substantial nature that Five Points or its directors or officers has been engaged in within the last two fiscal years is the same as that set forth above for AIMCO.

Dimensional Fund Advisors, Inc.
-------------------------------

Dimensional Fund Advisors, Inc. ("DFA") is the sub-adviser of the AmSouth International Equity Fund. DFA has a history of money management dating from 1981. As of May 31, 2002 Dimensional had approximately $39 billion of assets under management. DFA is located at 1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401.

Set forth below is information as to any other business, profession, vocation or employment of a substantial nature in which DFA and each director, officer of DFA is, or has been engaged within the last two fiscal years has been engaged for his or her our account or in the capacity of director, officer, employee, partner or trustee.

--------------------------------------------------------------------------------
Name and Position with                   Other business, profession, vocation or
Dimensional Fund Advisors, Inc.          employment
--------------------------------------------------------------------------------
Rex A. Sinquefield, Chairman and CIO     None

--------------------------------------------------------------------------------
David G. Booth, Chairman and CEO         None
--------------------------------------------------------------------------------

Item 27.  Principal Underwriters
--------------------------------

(a) BISYS Fund Services Limited Partnership ("BISYS" or the "Distributor") acts as principal underwriter for the following investment companies:



Alpine Equity Trust                     Merrimac Series                     Evergreen Fixed Income
Ambassador Funds                        Monetta Fund Inc.                   Trust
American Independence Funds Trust       Monetta Trust                       Evergreen International Trust
Funds Trust                             The Montgomery Funds I              Evergreen Money Market
American Performance Funds              The Montgomery Funds II             Trust
AmSouth Funds                           The Montgomery Funds III            Evergreen Variable Annuity
BB&T Funds                              The Munder Framlington              Trust
The Coventry Group                      Funds Trust                         RBC Funds, Inc.
The Eureka Funds                        The Munder Funds Trust              Fleming Mutual Fund Group,
The Hirtle Callaghan Trust              The Munder Funds, Inc.              Inc.
HSBC Advisor Funds Trust                St. Clair Funds, Inc.               J.P. Morgan Funds
HSBC Funds Trust                        National Investors Cash             J.P. Morgan Institutional
HSBC Investor Funds                     Management Fund, Inc.               Funds
HSBC Mutual Fumds Trust                 The Saratoga Advantage              J.P. Morgan Series Trust
The Infinity Mutual Funds,              Trust                               J.P. Morgan Series Trust II
Inc.                                    Skyline Funds                       Mutual Fund Group
LEADER Mutual Funds                     TD Waterhouse Family of             Mutual Fund Investment
MMA Praxis Mutual Funds                 Funds, Inc.                         Trust
The M.S.D. & T. Funds, Inc.             TD Waterhouse Trust                 Mutual Fund Master
Old Westbury Fumds, Inc.                UAM Funds, Inc.                     Investment Trust
Pacific Capital Funds                   UAM Funds, Inc. II                  Mutual Fund Select Group
Summit Investment Trust                 UAM Funds Trust                     Mutual Fund Select Trust
USAllianz Variable Insurance            Barr Rosenberg Series Trust         Mutual Fund Trust
Products Trust                          BNY Hamilton Funds, Inc.            Mutual Fund Variable
The Victory Portfolios                  Evergreen Select Fixed              Annuity Trust
The Victory Variable                    Income Trust                        Growth and Income Portfolio
Insurance Funds                         Evergreen Select Equity Trust       ProFunds
The Willamette Funds                    Evergreen Select Money              Fifth Third Funds
GMO Trust                               Market Trust                        One Group Mutual Funds
LaSalle Investment                      Evergreen Municipal Trust           Performance Funds Trust
Management Funds, Inc.                  Evergreen Equity Trust              AmSouth Variable Insurance
LMCG Funds                                                                  Funds


BISYS is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. BISYS is located at 3435 Stelzer Road, Columbus, Ohio 43219. BISYS is an indirect wholly-owned subsidiary of The BISYS Group, Inc.

(b)   Information about Directors and Officers of BISYS is as follows:

--------------------------------------------------------------------------------
    Name and Principal        Positions and Offices        Positions and Offices
     Business Address            with Underwriter                with Fund
--------------------------------------------------------------------------------
BISYS Fund Services, Inc.   General Partner              None
3435 Stelzer Road
Columbus, Ohio  43219
--------------------------------------------------------------------------------
Charles L. Booth            Vice  President and Chief   Treasurer and Principal
BISYS Fund Services, Inc.   Compliance Officer          Financial Officer
3435 Stelzer Road
Columbus, Ohio  43219
--------------------------------------------------------------------------------


(c)   Not applicable.

Item 28.  Location of Accounts and Records
------------------------------------------

Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are as follows:

(1)   AmSouth Funds
      3435 Stelzer Road
      Columbus, Ohio  43219
      Attention:  Secretary
      (Registrant)

(2)   AmSouth Investment Management Company, LLC
      1901 Sixth Avenue - North
      Birmingham, Alabama  35203
      Attention:  Trust Investments
      (Investment Advisor and Custodian)

(3)   BISYS Fund Services Limited Partnership
      3435 Stelzer Road
      Columbus, Ohio  43219
      (Distributor)

(4)   ASO Services Company
      3435 Stelzer Road
      Columbus, Ohio  43219
      (Administrator)


(5)   BISYS Fund Services, Inc.
      3435 Stelzer Road
      Columbus, Ohio  43219
      (Transfer and Shareholder Servicing Agent, Provider of Fund Accounting Services)

(6)   Five Points Capital Advisors, Inc.
      1901 6th Avenue North, Suite 620
      Birmingham, AL  35203
      (Sub-Advisor to the AmSouth Bond Fund, the AmSouth Large Cap Fund, the AmSouth Capital ` Growth Fund and the AmSouth Value Fund)


(7)   Sawgrass Asset Management, LLC
            1579 The Greens Way, Suite 20
            Jacksonville, Florida  32250
            (Sub-Advisor to the AmSouth Small Cap Fund)

(8)   OakBrook Investments, LLC
      701 Warrenville Road, Suite 135
      Lisle, Illinois  60532
      (Sub-Advisor to the AmSouth Enhanced Market Fund, the AmSouth Select Equuty Fund and the AmSouth Mid Cap Fund)

(9)   Dimensional Fund Advisors, Inc.
      1299 Ocean Avenue, 11th Floor
      Santa Monica, CA  90401
      (Sub-Advisor to the AmSouth International Equity Fund)


Item 29.  Management Services
-----------------------------

None.

Item 30.  Undertakings
----------------------


None

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly cased this Post-Effective Amendment No. 37 to its Registration Statement on Form N-1A to be signed on its behalf, in the City of Washington, District of Columbia on this 30th day of September, 2002.

                                    AMSOUTH FUNDS



                                    By:   /s/ J. David Huber **
                                          ------------------------
                                          J. David Huber, Chairman

      Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 37 to the Registrant's Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated:

Signature                           Title                     Date
---------                           -----                     ----

/s/ J.David Huber **                Chairman                  September 30, 2002
----------------------------
J. David Huber


/s/ John F. Calvano **              President                 September 30, 2002
----------------------------
John F. Calvano


/s/ Charles L. Booth**              Treasurer                 September 30, 2002
----------------------------        and Principal Financial
Charles L. Booth                    Officer

/s/ James H. Woodward, Jr.**        Trustee                   September 30, 2002
----------------------------
James H. Woodward, Jr.


/s/ Wendell D. Cleaver**            Trustee                   September 30, 2002
Wendell D. Cleaver


/s/ Dick D. Briggs, Jr.**           Trustee                   September 30, 2002
----------------------------
Dick D. Briggs, Jr.

/s/ Edward P. Farley**              Trustee                   September 30, 2002
----------------------------
Edward P. Farley


/s/ Geoffrey A. von Kuhn **         Trustee                   September 30, 2002
----------------------------
Geoffrey A. von Kuhn


**Signed by Kathy Kresch Ingber, Attorney-In-Fact pursuant to Powers of Attorney filed herewith.

                                POWER OF ATTORNEY

      I, J. David Huber, Chairman of the Trustees of AmSouth Funds (the "Fund"), hereby constitute and appoint Clifford J. Alexander and Kathy Kresch Ingber, and each of them singly, with full power to act without the other, my true and lawful attorneys-in-fact and agents, with full power of substitution and re-substitution, to sign for me, in my name and in my capacity as Chairman of the Trustees of the Fund, any and all Registration Statements of the Fund on Form N-1A, and any and all Post-Effective Amendments to said Registration Statement, and any and all supplements or other instruments necessary or desirable in connection therewith, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, and the securities regulators of appropriate states and territories, and generally to do all such things in my name and in my capacity as Chairman of the Trustees of the Fund, as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, all related requirements of the Securities and Exchange Commission and all requirements of appropriate states and territories. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

      Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, this instrument has been signed below by the undersigned in the capacity and on the date indicated.



March 19, 2002                      /s/ J. David Huber
                                    ------------------------
                                    J. David Huber
                                    Chairman of the Trustees

                                POWER OF ATTORNEY

      I, John F. Calvano, President of AmSouth Funds (the "Fund"), hereby constitute and appoint Clifford J. Alexander and Kathy Kresch Ingber, and each of them singly, with full power to act without the other, my true and lawful attorneys-in-fact and agents, with full power of substitution and re-substitution, to sign for me, in my name and in my capacity as President of the Fund, any and all Registration Statements of the Fund on Form N-1A, and any and all Post-Effective Amendments to said Registration Statement, and any and all supplements or other instruments necessary or desirable in connection therewith, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, and the securities regulators of appropriate states and territories, and generally to do all such things in my name and in my capacity as President of the Fund, as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, all related requirements of the Securities and Exchange Commission and all requirements of appropriate states and territories. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

      Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, this instrument has been signed below by the undersigned in the capacity and on the date indicated.



March 20, 2002                      /s/ John F. Calvano
                                    -------------------
                                    John F. Calvano
                                    President

                                POWER OF ATTORNEY

      I, Charles L. Booth, Treasurer and Principal Financial Officer of AmSouth Funds (the "Fund"), hereby constitute and appoint Clifford J. Alexander and Kathy Kresch Ingber, and each of them singly, with full power to act without the other, my true and lawful attorneys-in-fact and agents, with full power of substitution and re-substitution, to sign for me, in my name and in my capacity as Treasurer and Principal Financial Officer of the Fund, any and all Registration Statements of the Fund on Form N-1A, and any and all Post-Effective Amendments to said Registration Statement, and any and all supplements or other instruments necessary or desirable in connection therewith, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, and the securities regulators of appropriate states and territories, and generally to do all such things in my name and in my capacity as Treasurer and Principal Financial Officer of the Fund, as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, all related requirements of the Securities and Exchange Commission and all requirements of appropriate states and territories. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

      Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, this instrument has been signed below by the undersigned in the capacity and on the date indicated.



March 21, 2002                      /s/ Charles L. Booth
                                    --------------------
                                    Charles L. Booth
                                    Treasurer and Principal Financial Officer

                                POWER OF ATTORNEY

      I, James H. Woodward, Jr., Trustee of AmSouth Funds (the "Fund"), hereby constitute and appoint Clifford J. Alexander and Kathy Kresch Ingber, and each of them singly, with full power to act without the other, my true and lawful attorneys-in-fact and agents, with full power of substitution and re-substitution, to sign for me, in my name and in my capacity as Trustee of the Fund, any and all Registration Statements of the Fund on Form N-1A, and any and all Post-Effective Amendments to said Registration Statement, and any and all supplements or other instruments necessary or desirable in connection therewith, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, and the securities regulators of appropriate states and territories, and generally to do all such things in my name and in my capacity as Trustee of the Fund, as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, all related requirements of the Securities and Exchange Commission and all requirements of appropriate states and territories. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

      Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, this instrument has been signed below by the undersigned in the capacity and on the date indicated.



March 19, 2002                      /s/ James H. Woodward, Jr.
                                    --------------------------
                                    James H. Woodward, Jr.
                                    Trustee

                                POWER OF ATTORNEY

      I, Wendell D. Cleaver, Trustee of AmSouth Funds (the "Fund"), hereby constitute and appoint Clifford J. Alexander and Kathy Kresch Ingber, and each of them singly, with full power to act without the other, my true and lawful attorneys-in-fact and agents, with full power of substitution and re-substitution, to sign for me, in my name and in my capacity as Trustee of the Fund, any and all Registration Statements of the Fund on Form N-1A, and any and all Post-Effective Amendments to said Registration Statement, and any and all supplements or other instruments necessary or desirable in connection therewith, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, and the securities regulators of appropriate states and territories, and generally to do all such things in my name and in my capacity as Trustee of the Fund, as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, all related requirements of the Securities and Exchange Commission and all requirements of appropriate states and territories. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

      Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, this instrument has been signed below by the undersigned in the capacity and on the date indicated.



March 19, 2002                      /s/ Wendell D. Cleaver
                                    ----------------------
                                    Wendell D. Cleaver
                                    Trustee

                                POWER OF ATTORNEY

      I, Dick D. Briggs, Jr., Trustee of AmSouth Funds (the "Fund"), hereby constitute and appoint Clifford J. Alexander and Kathy Kresch Ingber, and each of them singly, with full power to act without the other, my true and lawful attorneys-in-fact and agents, with full power of substitution and re-substitution, to sign for me, in my name and in my capacity as Trustee of the Fund, any and all Registration Statements of the Fund on Form N-1A, and any and all Post-Effective Amendments to said Registration Statement, and any and all supplements or other instruments necessary or desirable in connection therewith, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, and the securities regulators of appropriate states and territories, and generally to do all such things in my name and in my capacity as Trustee of the Fund, as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, all related requirements of the Securities and Exchange Commission and all requirements of appropriate states and territories. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

      Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, this instrument has been signed below by the undersigned in the capacity and on the date indicated.



March 19, 2002                      /s/ Dick D. Briggs, Jr.
                                    -----------------------
                                    Dick D. Briggs, Jr.
                                    Trustee

                                POWER OF ATTORNEY

      I, Edward P. Farley, Trustee of AmSouth Funds (the "Fund"), hereby constitute and appoint Clifford J. Alexander and Kathy Kresch Ingber, and each of them singly, with full power to act without the other, my true and lawful attorneys-in-fact and agents, with full power of substitution and re-substitution, to sign for me, in my name and in my capacity as Trustee of the Fund, any and all Registration Statements of the Fund on Form N-1A, and any and all Post-Effective Amendments to said Registration Statement, and any and all supplements or other instruments necessary or desirable in connection therewith, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, and the securities regulators of appropriate states and territories, and generally to do all such things in my name and in my capacity as Trustee of the Fund, as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, all related requirements of the Securities and Exchange Commission and all requirements of appropriate states and territories. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

      Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, this instrument has been signed below by the undersigned in the capacity and on the date indicated.



March 23, 2002                      /s/ Edward P. Farley
                                    --------------------
                                    Edward P. Farley
                                    Trustee

                                POWER OF ATTORNEY

      I, Geoffrey A. von Kuhn, Trustee of AmSouth Funds (the "Fund"), hereby constitute and appoint Clifford J. Alexander and Kathy Kresch Ingber, and each of them singly, with full power to act without the other, my true and lawful attorneys-in-fact and agents, with full power of substitution and re-substitution, to sign for me, in my name and in my capacity as Trustee of the Fund, any and all Registration Statements of the Fund on Form N-1A, and any and all Post-Effective Amendments to said Registration Statement, and any and all supplements or other instruments necessary or desirable in connection therewith, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, and the securities regulators of appropriate states and territories, and generally to do all such things in my name and in my capacity as Trustee of the Fund, as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, all related requirements of the Securities and Exchange Commission and all requirements of appropriate states and territories. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

      Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, this instrument has been signed below by the undersigned in the capacity and on the date indicated.



June 26, 2002                       /s/ Geoffrey A. von Kuhn
                                    ------------------------
                                    Geoffrey A. von Kuhn
                                    Trustee

                                  EXHIBIT INDEX


Exhibit (d)(1)(b)   Form of Amended  Investment  Advisory  Agreement between the
                    Registrant and AmSouth Investment  Management  Company,  LLC
                    ("Advisor").

Exhibit (d)(2)      Sub-Advisory  Agreement  dated as of October 3, 2001 between
                    Advisor and Five Points Capital Advisors, Inc.

Exhibit (d)(5)(a)   Interim  Sub-Advisory  Agreement dated June 18, 2002 between
                    Advisor and OakBrook Investments, LLC.

Exhibit (d)(5)(b)   Form of Sub-Advisory  Agreement between Advisor and OakBrook
                    Investments, LLC

Exhibit (d)(6)(a)   Interim  Sub-Advisory  Agreement dated June 18, 2002 between
                    Advisor and Dimensional Fund Advisors, Inc.

Exhibit (d)(6)(b)   Form  of   Sub-Advisory   Agreement   between   Advisor  and
                    Dimensional Fund Advisors, Inc.

Exhibit (e)(1)(b)   Amendment  to  Distribution  Agreement  dated June 27,  2001 between the Registrant and BISYS Fund Services

Exhibit (g)(2)      Amended  Schedule A dated  December  18, 2001 to the Custody
                    Agreement between Registrant and AmSouth Bank.

Exhibit (h)(1)(a)   Amendment   dated   June  27,   2001  to  the Management and
                    Administration Agreement

Exhibit (h)(2)(a)   Amendment dated June  27,   2001  to  the Sub-Administration
                    Agreement  between  the  Registrant  and BISYS Fund Services
                    Ohio, Inc.

Exhibit (h)(3)(a)   Amendment dated June  27,   2001  to  the Sub-Administration
                    Agreement between the Registrant and AmSouth Bank, N.A.

Exhibit (h)(4)(a)   Amendment  dated  June  27,   2001  to  the  Transfer Agency
                    Agreement

Exhibit (h)(4)(b)   Form  of  First  Amendment  dated  _________,  2002  to  the
                    Transfer Agency  Agreement  between the Registrant and BISYS
                    Fund Services Ohio, Inc.

Exhibit (m)(1)      Shareholder  Servicing  Plan dated March 20, 1996 as amended
                    November 23, 1999.